UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-07873

Nuveen Municipal Trust

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Christopher M. Rohrbacher—Vice President and Secretary

333 West Wacker Drive, Chicago, IL 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-917-7700

Date of fiscal year end: March 31

Date of reporting period: June 30, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Nuveen All-American Municipal Bond Fund

Portfolio of Investments    June 30, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	LONG-TERM INVESTMENTS – 101.0%

	MUNICIPAL BONDS – 101.0%

	Alabama – 1.2%

$4,220	Infirmary Health System Special Care Facilities Financing Authority of Mobile, Alabama, Revenue Bonds, Infirmary Health System, Inc., Series 2016A, 5.000%, 2/01/41	2/26 at 100.00	BBB+	$4,588,237

14,175	Lower Alabama Gas District, Alabama, Gas Project Revenue Bonds, Series 2016A, 5.000%, 9/01/46	No Opt. Call	A3	17,183,502

500	Mobile Spring Hill College Educational Building Authority, Alabama, Revenue Bonds, Spring Hill College Project, Series 2015, 5.875%, 4/15/45	4/25 at 100.00	N/R	500,385

12,295	Southeast Alabama Gas Supply District, Alabama, Gas Supply Revenue Bonds, Project 1, Series 2018A, 4.000%, 4/01/49 (Mandatory put 4/01/24)	1/24 at 100.269	A3	13,134,626

7,985	Southeast Alabama Gas Supply District, Alabama, Gas Supply Revenue Bonds, Project 2, Series 2018A, 4.000%, 6/01/49 (Mandatory put 6/01/24)	3/24 at 100.28	A3	8,515,603
39,175	Total Alabama			43,922,353

	Alaska – 0.2%

3,855	Alaska Municipal Bond Bank, General Obligation Bonds, Refunding Three Series 2016, 5.000%, 12/01/27	No Opt. Call	AA–	4,514,012

2,000	Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed Bonds, Series 2006A, 5.000%, 6/01/32	9/18 at 100.00	B3	2,000,120
5,855	Total Alaska			6,514,132

	Arizona – 2.0%

500	Arizona School Facilities Board, Certificates of Participation, Series 2008, 5.250%, 9/01/23 (Pre-refunded 9/01/18)	9/18 at 100.00	AA– (4)	503,140

200	Arizona State University Nanotechnology LLC, Lease Revenue Refunding Bonds, Arizona State University Project, Series 2009A, 5.000%, 3/01/34 (Pre-refunded 3/01/19) – AGC Insured	3/19 at 100.00	AA (4)	204,610

500	Gilbert Public Facilities Municipal Property Corporation, Arizona, Revenue Bonds, Series 2009, 5.500%, 7/01/27 (Pre-refunded 7/01/19)	7/19 at 100.00	AA+ (4)	519,615

2,500	Maricopa County Union High School District 210 Phoenix, Arizona, General Obligation Bonds, School Improvement Project 2011 and 2017, Series 2018., 5.000%, 7/01/36	7/27 at 100.00	AAA	2,910,875

245	Maricopa County, Arizona, Hospital Revenue Bonds, Sun Health Corporation, Series 2005, 5.000%, 4/01/25 (Pre-refunded 4/01/24)	4/24 at 100.00	N/R (4)	269,576

4,000	Phoenix Civic Improvement Corporation, Arizona, Airport Revenue Bonds, Junior Lien Series 2010A, 5.000%, 7/01/31 (Pre-refunded 7/01/20)	7/20 at 100.00	A+ (4)	4,261,040

10,000	Phoenix Civic Improvement Corporation, Arizona, Airport Revenue Bonds, Junior Lien Series 2017D., 5.000%, 7/01/36	7/27 at 100.00	A+	11,523,800

	Phoenix Civic Improvement Corporation, Arizona, Revenue Bonds, Civic Plaza Expansion Project, Series 2005B:
1,650	5.500%, 7/01/31 – FGIC Insured	No Opt. Call	AA	2,087,118
6,000	5.500%, 7/01/39 – FGIC Insured	No Opt. Call	AA	8,020,800

Nuveen All-American Municipal Bond Fund (continued)

Portfolio of Investments    June 30, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Arizona (continued)

$745	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Choice Academies Charter Schools Project, Series 2012, 4.875%, 9/01/22	No Opt. Call	BB+	$768,818

1,000	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Great Hearts Academies – Veritas Project, Series 2012, 6.400%, 7/01/47 (Pre-refunded 7/01/21)	7/21 at 100.00	N/R (4)	1,130,070

	Pima County Industrial Development Authority, Arizona, Education Facility Revenue and Refunding Bonds, Edkey Charter Schools Project, Series 2013:
2,205	6.000%, 7/01/33	7/20 at 102.00	BB–	2,143,017
2,325	6.000%, 7/01/43	7/20 at 102.00	BB–	2,173,340
195	6.000%, 7/01/48	7/20 at 102.00	BB–	180,213

440	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Edkey Charter Schools Project, Series 2014A, 7.375%, 7/01/49	7/20 at 102.00	BB–	428,217

400	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, San Tan Montessori School Project, Series 2016, 6.500%, 2/01/48, 144A	2/24 at 100.00	N/R	381,836

825	Pima County Industrial Development Authority, Arizona, Education Revenue Bonds, Paradise Education Center Project, Series 2010, 6.000%, 6/01/40 (Pre-refunded 6/01/19)	6/19 at 100.00	BB+ (4)	857,612

3,705	Pinal County Electrical District 3, Arizona, Electric System Revenue Bonds, Refunding Series 2011, 5.250%, 7/01/41 (Pre-refunded 7/01/21)	7/21 at 100.00	A (4)	4,069,164

	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, Citigroup Energy Inc. Prepay Contract Obligations, Series 2007:
1,000	5.250%, 12/01/28	No Opt. Call	BBB+	1,172,530
13,155	5.000%, 12/01/32	No Opt. Call	BBB+	15,454,757
7,675	5.000%, 12/01/37	No Opt. Call	BBB+	9,335,563

1,000	Scottsdale Industrial Development Authority, Arizona, Hospital Revenue Bonds, Scottsdale Healthcare, Series 2008A, 5.000%, 9/01/22	9/18 at 100.00	A2	1,005,450

	Tempe Industrial Development Authority, Arizona, Revenue Bonds, Friendship Village of Tempe Project, Refunding Series 2012A:
2,590	6.000%, 12/01/27	12/21 at 100.00	N/R	2,800,722
1,080	6.000%, 12/01/32	12/21 at 100.00	N/R	1,158,160
1,100	6.250%, 12/01/42	12/21 at 100.00	N/R	1,181,774

1,000	University Medical Center Corporation, Tucson, Arizona, Hospital Revenue Bonds, Series 2011, 6.000%, 7/01/39 (Pre-refunded 7/01/21)	7/21 at 100.00	N/R (4)	1,116,940

773	Watson Road Community Facilities District, Arizona, Special Assessment Revenue Bonds, Series 2005, 6.000%, 7/01/30	9/18 at 100.00	N/R	746,316
66,808	Total Arizona			76,405,073

	Arkansas – 0.0%

	Benton County Public Facilities Board, Arkansas, Charter School Lease Revenue Bonds, BCCSO Project, Series 2010A:
500	5.750%, 6/01/30, 144A (Pre-refunded 6/01/20)	6/20 at 100.00	N/R (4)	537,320
1,020	6.000%, 6/01/40, 144A (Pre-refunded 6/01/20)	6/20 at 100.00	N/R (4)	1,100,906
1,520	Total Arkansas			1,638,226

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California – 15.2%

	ABAG Finance Authority for Nonprofit Corporations, California, Revenue Bonds, Windemere Ranch Infrastructure Financing Program, Refunding Subordinate Series 2017A:
$1,095	5.000%, 9/02/29 – AGM Insured	9/27 at 100.00	AA	$1,287,512
1,000	5.000%, 9/02/30 – AGM Insured	9/27 at 100.00	AA	1,176,700

	Alameda Corridor Transportation Authority, California, Revenue Bonds, Refunding Second Subordinate Lien Series 2016B:
14,510	5.000%, 10/01/35	10/26 at 100.00	BBB+	16,188,372
4,300	5.000%, 10/01/36	10/26 at 100.00	BBB+	4,790,802
6,045	5.000%, 10/01/37	10/26 at 100.00	BBB+	6,734,976

50	Alameda Corridor Transportation Authority, California, Revenue Bonds, Refunding Subordinate Lien Series 2004A, 0.000%, 10/01/20 – AMBAC Insured	No Opt. Call	BBB+	47,038

2,350	Alameda Corridor Transportation Authority, California, Revenue Bonds, Refunding Subordinate Lien Series 2004A, 0.000%, 10/01/20 – AMBAC Insured (ETM)	No Opt. Call	Aaa (4)	2,266,927

2,000	Brentwood Infrastructure Financing Authority, California, Infrastructure Revenue Bonds, Refunding Subordinated Series 2014B, 5.000%, 9/02/36	9/24 at 100.00	N/R	2,215,180

10,000	California Health Facilities Financing Authority, California, Revenue Bonds, Sutter Health, Refunding Series 2017A, 5.000%, 11/15/48	11/27 at 100.00	AA–	11,534,000

4,650	California Health Facilities Financing Authority, California, Revenue Bonds, Sutter Health, Series 2016A, 5.000%, 11/15/41	11/25 at 100.00	AA–	5,276,866

	California Health Facilities Financing Authority, Revenue Bonds, Cedars-Sinai Medical Center, Refunding Series 2015:
4,000	5.000%, 11/15/26	11/25 at 100.00	Aa3	4,742,800
3,635	5.000%, 11/15/28	11/25 at 100.00	Aa3	4,296,497

1,670	California Health Facilities Financing Authority, Revenue Bonds, Children’s Hospital Los Angeles, Series 2017A, 5.000%, 8/15/42	8/27 at 100.00	BBB+	1,872,337

3,015	California Health Facilities Financing Authority, Revenue Bonds, El Camino Hospital, Refunding Series 2015A, 5.000%, 2/01/40	2/25 at 100.00	AA	3,366,730

	California Health Facilities Financing Authority, Revenue Bonds, El Camino Hospital, Series 2017:
1,395	5.000%, 2/01/30	2/27 at 100.00	AA	1,626,403
1,105	5.000%, 2/01/31	2/27 at 100.00	AA	1,285,546

19,730	California Health Facilities Financing Authority, Revenue Bonds, Kaiser Permanente System, Green Series 2017A-1, 5.000%, 11/01/27	No Opt. Call	AA–	24,049,094

5,100	California Health Facilities Financing Authority, Revenue Bonds, Providence Health & Services, Series 2009B, 5.500%, 10/01/39	10/19 at 100.00	AA–	5,340,057

485	California Health Facilities Financing Authority, Revenue Bonds, Providence Health & Services, Series 2014B, 5.000%, 10/01/44	10/24 at 100.00	AA–	541,304

2,185	California Health Facilities Financing Authority, Revenue Bonds, Saint Joseph Health System, Series 2013A, 5.000%, 7/01/37	7/23 at 100.00	AA–	2,432,386

2,320	California Health Facilities Financing Authority, Revenue Bonds, Sutter Health, Series 2013A, 5.000%, 8/15/52	8/23 at 100.00	AA–	2,537,338

12,610	California Infrastructure and Economic Development Bank, Revenue Bonds, Pacific Gas and Electric Company, Refunding Series 2010E, 1.750%, 11/01/26 (Mandatory put 6/01/22)	No Opt. Call	A3	12,059,321

Nuveen All-American Municipal Bond Fund (continued)

Portfolio of Investments    June 30, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

$1,495	California Municipal Finance Authority, Charter School Revenue Bonds, Palmdale Aerospace Academy Project, Series 2016A, 5.000%, 7/01/46, 144A	7/26 at 100.00	BB	$1,535,634

3,300	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Projects Series 2010A, 6.400%, 8/15/45 (Pre-refunded 8/15/20)	8/20 at 100.00	BBB (4)	3,586,572

	California Municipal Finance Authority, Revenue Bonds, Biola University, Refunding Series 2017:
470	5.000%, 10/01/29	10/27 at 100.00	Baa1	545,379
1,165	5.000%, 10/01/30	10/27 at 100.00	Baa1	1,345,738

5,000	California Municipal Finance Authority, Revenue Bonds, Eisenhower Medical Center, Refunding Series 2017B, 5.000%, 7/01/42	7/27 at 100.00	Baa2	5,537,850

	California Municipal Finance Authority, Revenue Bonds, Eisenhower Medical Center, Series 2017A:
7,745	5.000%, 7/01/42	7/27 at 100.00	Baa2	8,578,130
7,385	5.000%, 7/01/47	7/27 at 100.00	Baa2	8,143,513

	California Municipal Finance Authority, Revenue Bonds, Linxs APM Project, Senior Lien Series 2018A.:
9,000	5.000%, 12/31/43 (Alternative Minimum Tax)	6/28 at 100.00	N/R	10,130,040
12,000	5.000%, 12/31/47 (Alternative Minimum Tax)	6/28 at 100.00	N/R	13,474,320

	California Municipal Finance Authority, Revenue Bonds, NorthBay Healthcare Group, Series 2017A:
1,000	5.000%, 11/01/30	11/26 at 100.00	BBB–	1,104,460
1,040	5.250%, 11/01/31	11/26 at 100.00	BBB–	1,164,862

	California Municipal Finance Authority, Revenue Bonds, Community Medical Centers, Series 2017A:
1,750	5.000%, 2/01/42	2/27 at 100.00	A–	1,937,547
8,875	5.000%, 2/01/47	2/27 at 100.00	A–	9,791,610

1,100	California Public Finance Authority, Revenue Bonds, Henry Mayo Newhall Hospital, Series 2017, 5.000%, 10/15/37	10/26 at 100.00	BBB–	1,192,994

	California State Public Works Board, Lease Revenue Bonds, Department of Education, Riverside Campus Project, Series 2017H:
2,500	5.000%, 4/01/33	4/27 at 100.00	A+	2,932,350
2,550	5.000%, 4/01/34	4/27 at 100.00	A+	2,978,043

1,000	California State Public Works Board, Lease Revenue Bonds, Judicial Council of California, Various Projects Series 2011D, 5.000%, 12/01/20	No Opt. Call	A+	1,080,090

1,000	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Series 2010A-1, 5.750%, 3/01/30 (Pre-refunded 3/01/20)	3/20 at 100.00	Aaa (4)	1,070,640

700	California State, General Obligation Bonds, Tender Option Bond Trust 3162, 15.360%, 3/01/40, 144A – AGM Insured (IF) (5)	3/20 at 100.00	AA	873,950

7,280	California State, General Obligation Bonds, Various Purpose Refunding Series 2015, 5.000%, 8/01/24	No Opt. Call	AA–	8,510,320

1,400	California State, General Obligation Bonds, Various Purpose Series 2010, 5.250%, 3/01/30	3/20 at 100.00	AA–	1,487,220

12,000	California State, General Obligation Bonds, Various Purpose Series 2017, 5.000%, 8/01/46	8/26 at 100.00	AA–	13,840,200

1,000	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda University Medical Center, Series 2014A, 5.500%, 12/01/54	12/24 at 100.00	BB+	1,087,000

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda University Medical Center, Series 2016A:
$1,100	5.000%, 12/01/36, 144A	6/26 at 100.00	BB	$1,184,755
1,365	5.000%, 12/01/46, 144A	6/26 at 100.00	BB	1,452,933
26,380	5.250%, 12/01/56, 144A	6/26 at 100.00	BB	28,485,124

5,800	California Statewide Communities Development Authority, Pollution Control Revenue Bonds, Southern California Edison Company, Series 2006C, 2.625%, 11/01/33 (Mandatory put 12/01/23)	No Opt. Call	Aa3	5,836,424

1,725	California Statewide Communities Development Authority, Revenue Bonds, American Baptist Homes of the West, Series 2010, 5.750%, 10/01/25	10/19 at 100.00	BBB+	1,805,143

600	California Statewide Communities Development Authority, Revenue Bonds, Front Porch Communities and Services Project, Series 2017A, 5.000%, 4/01/47	4/27 at 100.00	A–	670,620

2,900	California Statewide Communities Development Authority, Revenue Bonds, John Muir Health, Series 2018A., 5.000%, 12/01/57	12/27 at 100.00	A+	3,313,627

	California Statewide Communities Development Authority, Student Housing Revenue Bonds, University of California, Irvine East Campus Apartments, Phase IV-A CHF-Irvine, LLC, Series 2017:
4,000	5.000%, 5/15/47	5/27 at 100.00	Baa1	4,502,520
2,000	5.000%, 5/15/50	5/27 at 100.00	Baa1	2,243,100

	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity Health System, Series 2005A:
825	5.750%, 7/01/30, (6)	9/18 at 100.00	CCC	813,343
5,300	5.750%, 7/01/35, (6)	9/18 at 100.00	CCC	5,219,387
2,000	5.500%, 7/01/39, (6)	9/18 at 100.00	CCC	1,967,980

4,955	California Statewide Community Development Authority, Revenue Bonds, Los Angeles Jewish Home for the Aging-Fountainview Gonda, Series 2014A, 5.000%, 8/01/44	8/22 at 102.00	AA–	5,509,564

2,000	Clovis Unified School District, Fresno County, California, General Obligation Bonds, Election 2004 Series 2004A, 0.000%, 8/01/26 – NPFG Insured	No Opt. Call	AA+	1,605,320

	Contra Costa County Redevelopment Agency Successor Agency, California, Tax Allocation Bonds, Refunding Series 2017A:
5,000	5.000%, 8/01/34 – BAM Insured	8/27 at 100.00	AA	5,832,650
2,100	5.000%, 8/01/35 – BAM Insured	8/27 at 100.00	AA	2,444,253
1,685	5.000%, 8/01/36 – BAM Insured	8/27 at 100.00	AA	1,956,841

400	Davis Redevelopment Agency, California, Tax Allocation Bonds, Davis Redevelopment Project, Subordinate Series 2011A, 7.000%, 12/01/36	12/21 at 100.00	A+	465,044

6,170	Elk Grove Finance Authority, California, Special Tax Revenue Bonds, Refunding Series 2016, 5.000%, 9/01/46	9/26 at 100.00	N/R	6,766,701

510	Etiwanda School District, California, Special Tax Bonds, Coyote Canyon Community Faculties District 2004-1 Improvement Area 2, Series 2009, 6.500%, 9/01/32 (Pre-refunded 9/01/19)	9/19 at 100.00	N/R (4)	539,412

2,100	Fontana Redevelopment Agency Successor Agency, San Bernardino County, California, Tax Allocation Bonds, Refunding Series 2017A, 5.000%, 10/01/32	10/27 at 100.00	AA	2,496,501

	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds, Refunding Senior Lien Series 2015A:
1,695	0.000%, 1/15/33	No Opt. Call	BBB–	922,504
10,000	0.000%, 1/15/35 – AGM Insured	No Opt. Call	AA	5,187,000

Nuveen All-American Municipal Bond Fund (continued)

Portfolio of Investments    June 30, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

$1,385	Fullerton Public Financing Authority, California, Tax Allocation Revenue Bonds, Series 2005, 5.000%, 9/01/27 – AMBAC Insured	3/19 at 100.00	A	$1,392,756

7,750	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2007A-1, 5.125%, 6/01/47 (Pre-refunded 8/30/18)	8/18 at 100.00	B+ (4)	7,750,155

6,285	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2018A-1., 5.000%, 6/01/47	6/22 at 100.00	N/R	6,459,786

1,000	Jurupa Public Financing Authority, California, Special Tax Revenue Bonds, Superior Lien Series 2010A, 5.000%, 9/01/33	9/20 at 100.00	AA	1,057,660

1,980	Kern Community College District, California, General Obligation Bonds, Safety, Repair & Improvement, Election 2002 Series 2006, 0.000%, 11/01/23 – AGM Insured	No Opt. Call	AA	1,751,944

2,750	Lammersville Joint Unified School District, San Joaquin County, California, Special Tax Bonds, Community Facilities District 2014-1 Improvement Area 1 Mountain House School Facilities, Series 2017, 5.000%, 9/01/42	9/27 at 100.00	N/R	3,030,005

	Long Beach, California, Harbor Revenue Bonds, Series 2017:
1,600	5.000%, 5/15/36 (Alternative Minimum Tax)	5/27 at 100.00	AA	1,839,392
1,400	5.000%, 5/15/37 (Alternative Minimum Tax)	5/27 at 100.00	AA	1,608,292
1,410	5.000%, 5/15/40 (Alternative Minimum Tax)	5/27 at 100.00	AA	1,612,730

15,000	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series 2017C, 5.000%, 7/01/47	7/27 at 100.00	AA	17,400,900

	Los Angeles Department of Water and Power, California, Waterworks Revenue Bonds, Series 2017A:
2,300	5.000%, 7/01/34	1/27 at 100.00	AA+	2,704,869
2,500	5.000%, 7/01/35	1/27 at 100.00	AA+	2,933,875

7,500	Los Angeles Department of Water and Power, California, Waterworks Revenue Bonds, Series 2018A., 5.000%, 7/01/48	1/28 at 100.00	AA+	8,744,775

1,000	Los Angeles Harbors Department, California, Revenue Bonds, Series 2009B, 5.250%, 8/01/39 (Pre-refunded 8/01/19)	8/19 at 100.00	AA (4)	1,041,580

2,500	Los Angeles, California, Wastewater System Revenue Bonds, Refunding Green Subordinate Lien Series 2017B, 5.000%, 6/01/35	6/27 at 100.00	AA	2,967,900

500	Lynwood Redevelopment Agency, California, Project A Revenue Bonds, Subordinate Lien Series 2011A, 7.000%, 9/01/31	9/21 at 100.00	A–	575,530

3,000	Madera County, California, Certificates of Participation, Children’s Hospital Central California, Series 2010, 5.375%, 3/15/36	3/20 at 100.00	AA–	3,159,510

1,000	Manteca Financing Authority, California, Sewer Revenue Bonds, Series 2009, 5.750%, 12/01/36	12/19 at 100.00	AA	1,057,800

1,000	Modesto Irrigation District, California, Electric System Revenue Bonds, Refunding Series 2011A, 5.000%, 7/01/26	7/21 at 100.00	A+	1,088,910

	M-S-R Energy Authority, California, Gas Revenue Bonds, Citigroup Prepay Contracts, Series 2009A:
2,800	7.000%, 11/01/34	No Opt. Call	A	3,989,048
2,500	6.500%, 11/01/39	No Opt. Call	A	3,572,800

13,750	Ontario Redevelopment Financing Authority, San Bernardino County, California, Revenue Bonds, Redevelopment Project 1, Series 1993, 5.800%, 8/01/23 – NPFG Insured (ETM)	No Opt. Call	N/R (4)	15,199,937

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

	Orange County, California, Special Tax Bonds, Community Facilities District 2016-1 Esencia Village, Series 2016A:
$1,250	5.000%, 8/15/41	8/26 at 100.00	N/R	$1,374,950
2,000	5.000%, 8/15/46	8/26 at 100.00	N/R	2,192,540

	Palm Desert Redevelopment Agency, California, Successor Agency Redevelopment Project Area, Series 2017A:
500	5.000%, 10/01/28 – BAM Insured	4/27 at 100.00	AA	593,300
500	5.000%, 10/01/30 – BAM Insured	4/27 at 100.00	AA	587,315

950	Palm Drive Health Care District, Sonoma County, California, Certificates of Participation, Parcel Tax Secured Financing Program, Series 2010, 7.000%, 4/01/25	9/18 at 100.00	CCC+	942,837

1,740	Palmdale, California, Special Tax Bonds, Community Facilities District 2003-1, Anaverde Project, Series 2005A, 5.350%, 9/01/30	3/19 at 100.00	N/R	1,746,090

3,000	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2009, 6.625%, 11/01/29 (Pre-refunded 11/01/19)	11/19 at 100.00	N/R (4)	3,203,370

1,710	Perris Public Financing Authority, California, Tax Allocation Revenue Bonds, Housing Loan Series 2010A, 6.125%, 10/01/40	10/20 at 100.00	A	1,863,216

3,775	Poway Unified School District, San Diego County, California, General Obligation Bonds, School Facilities Improvement District 2007-1, Election 2008 Series 2009A, 0.000%, 8/01/23	No Opt. Call	AA–	3,361,147

5,500	Poway Unified School District, San Diego County, California, General Obligation Bonds, School Facilities Improvement District 2007-1, Series 2011A, 0.000%, 8/01/41	No Opt. Call	AA–	2,250,435

15,000	Rialto Unified School District, San Bernardino County, California, General Obligation Bonds, Series 2011A, 0.000%, 8/01/41 – AGM Insured (7)	8/36 at 100.00	AA	14,332,500

4,000	Ridgecrest Redevelopment Agency, California, Ridgecrest Redevelopment Project Tax Allocation Bonds, Refunding Series 2010, 6.125%, 6/30/37 (Pre-refunded 6/30/20)	6/20 at 100.00	A– (4)	4,360,840

715	Roseville, California, Special Tax Bonds, Community Facilities District 1 Hewlett Pakard Campus Oaks, Series 2016, 5.500%, 9/01/46	9/26 at 100.00	N/R	785,356

	Sacramento County, California, Airport System Revenue Bonds, Refunding Senior Series 2018C.:
4,305	5.000%, 7/01/37 (Alternative Minimum Tax)	7/28 at 100.00	A+	4,975,332
6,000	5.000%, 7/01/38 (Alternative Minimum Tax)	7/28 at 100.00	A+	6,923,160
5,000	5.000%, 7/01/39 (Alternative Minimum Tax)	7/28 at 100.00	A+	5,760,050

890	Sacramento, California, Special Tax Bonds, Community Facilities District 05-1 College Square, Series 2007, 5.900%, 9/01/37	3/19 at 100.00	N/R	893,934

	San Diego County Regional Airport Authority, California, Airport Revenue Bonds, Subordinate Series 2017A:
2,000	5.000%, 7/01/42 (Alternative Minimum Tax)	7/27 at 100.00	A	2,267,740
2,500	5.000%, 7/01/47	7/27 at 100.00	A	2,876,700
7,075	5.000%, 7/01/47 (Alternative Minimum Tax)	7/27 at 100.00	A	7,992,698

	San Diego Redevelopment Agency Successor Agency, California, Tax Allocation Bonds, Refunding Series 2017A:
1,815	5.000%, 9/01/36	9/26 at 100.00	AA	2,120,319
6,160	5.000%, 9/01/40	9/26 at 100.00	AA	7,161,924

12,300	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International Airport, Second Series 2016B, 5.000%, 5/01/46 (Alternative Minimum Tax)	5/26 at 100.00	A+	13,758,534

Nuveen All-American Municipal Bond Fund (continued)

Portfolio of Investments    June 30, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

$12,725	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International Airport, Second Series 2017A, 5.000%, 5/01/42 (Alternative Minimum Tax)	5/27 at 100.00	A+	$14,442,366

1,920	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International Airport, Second Series A of 2009, 4.900%, 5/01/29	11/19 at 100.00	A+	2,002,349

670	San Francisco Redevelopment Finance Authority, California, Tax Allocation Revenue Bonds, Mission Bay North Redevelopment Project, Series 2009C, 6.500%, 8/01/39 (Pre-refunded 8/01/19)	8/19 at 100.00	A– (4)	706,790

13,300	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue Bonds, Refunding Junior Lien Series 2014B, 5.250%, 1/15/44	1/25 at 100.00	BBB–	14,543,018

9,745	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue Bonds, Refunding Senior Lien Series 2014A, 5.000%, 1/15/44	1/25 at 100.00	BBB	10,603,827

2,000	San Jose, California, Airport Revenue Bonds, Refunding Series 2017A, 5.000%, 3/01/22 (Alternative Minimum Tax)	No Opt. Call	A	2,202,560

440	Santee Community Development Commission, California, Santee Redevelopment Project Tax Allocation Bonds, Series 2011A, 7.000%, 8/01/31 (Pre-refunded 2/01/21)	2/21 at 100.00	A (4)	499,761

2,355	Semitrophic Improvement District of Semitrophic Water Storage District, Kern County, California, Revenue Bonds, Refunding Series 2009A, 5.000%, 12/01/38 (Pre-refunded 12/01/19)	12/19 at 100.00	A+ (4)	2,468,958

4,000	Southern California Public Power Authority, Transmission Project Revenue Bonds, Southern Transmission Subordinate Lien Refunding Series 2008A, 5.000%, 7/01/20	7/18 at 100.00	AA–	4,011,640

275	Temecula Public Financing Authority, California, Special Tax Bonds, Community Facilities District 16-01, Series 2017, 6.250%, 9/01/47, 144A	9/27 at 100.00	N/R	279,763

500	Temecula Redevelopment Agency, California, Redevelopment Project 1 Tax Allocation Housing Bonds Series 2011A, 6.750%, 8/01/31 (Pre-refunded 8/01/21)	8/21 at 100.00	BBB+ (4)	575,395

4,750	Tobacco Securitization Authority of Southern California, Tobacco Settlement Asset-Backed Bonds, San Diego County Tobacco Asset Securitization Corporation, Senior Series 2006A, 5.125%, 6/01/46	9/18 at 100.00	B+	4,760,402

920	Tustin Community Redevelopment Agency, California, Tax Allocation Housing Bonds Series 2010, 5.000%, 9/01/30 (Pre-refunded 9/01/20) – AGM Insured	9/20 at 100.00	AA (4)	987,390

5,000	University of California, General Revenue Bonds, Series 2017AV, 5.000%, 5/15/33	5/27 at 100.00	AA	5,953,400

2,500	University of California, General Revenue Bonds, Series 2017AY., 5.000%, 5/15/37	5/27 at 100.00	AA	2,931,250

3,500	Upland, California, Certificates of Participation, San Antonio Regional Hospital, Series 2017., 5.000%, 1/01/47	1/28 at 100.00	BBB+	3,861,480

205	Val Verde Unified School District, Riverside County, California, Certificates of Participation, Series 2009A, 5.125%, 3/01/36 – AGC Insured	3/19 at 100.00	AA	209,153

5,000	Victor Valley Union High School District, San Bernardino County, California, General Obligation Bonds, Series 2009A, 0.000%, 8/01/31 – AGC Insured (7)	8/26 at 100.00	AA	5,525,950

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

$1,500	Western Placer Unified School District, Placer County, California, Certificates of Participation, Refunding Series 2009, 5.250%, 8/01/35 (Pre-refunded 8/01/19) – AGM Insured	8/19 at 100.00	AA (4)	$1,560,720

	Westminster School District, Orange County, California, General Obligation Bonds, Series 2009-A1:
2,485	0.000%, 8/01/26 – AGC Insured	No Opt. Call	AA	2,007,358
1,405	0.000%, 8/01/28 – AGC Insured	No Opt. Call	AA	1,041,793
2,920	0.000%, 8/01/29 – AGC Insured	No Opt. Call	AA	2,036,379

	William S. Hart Union High School District, Los Angeles County, California, Special Tax Bonds, Community Facilities District 2015-1, Series 2017:
1,425	5.000%, 9/01/42	9/26 at 100.00	N/R	1,564,921
1,205	5.000%, 9/01/47	9/26 at 100.00	N/R	1,319,752
534,955	Total California			578,178,210

	Colorado – 3.7%

	Arkansas River Power Authority, Colorado, Power Supply System Revenue Bonds, Refunding Series 2018A.:
5,000	5.000%, 10/01/38 (WI/DD, Settling 7/03/18)	10/28 at 100.00	BBB	5,558,800
5,000	5.000%, 10/01/43 (WI/DD, Settling 7/03/18)	10/28 at 100.00	BBB	5,509,400

1,400	Colorado Educational and Cultural Facilities Authority, Charter School Refunding Revenue Bonds, Pinnacle Charter School, Inc. K-8 Facility Project, Series 2013, 5.000%, 6/01/26	6/23 at 100.00	A+	1,537,676

2,065	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Community Leadership Academy Project, Series 2008, 6.500%, 7/01/38	7/18 at 100.00	BB+	2,068,572

3,040	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Community Leadership Academy, Inc. Second Campus Project, Series 2013, 7.350%, 8/01/43	8/23 at 100.00	BB+	3,485,634

1,025	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Crown Pointe Academy of Westminster Project, Chartered Through Adams County School District 50, Series 2009, 5.000%, 7/15/39	7/19 at 100.00	AA–	1,032,370

2,500	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Pinnacle Charter School, Inc. High School Project, Series 2010, 5.125%, 12/01/39	12/19 at 100.00	AA–	2,528,875

3,000	Colorado Health Facilities Authority, Colorado, Hospital Improvement Revenue Bonds, NCMC Inc., Series 2003A, 5.500%, 5/15/30 (Pre-refunded 5/15/19) – AGM Insured	5/19 at 100.00	AA (4)	3,102,360

6,570	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Adventist Health System/Sunbelt Obligated Group, Series 2018B, 5.000%, 11/15/48 (WI/DD, Settling 7/12/18)	No Opt. Call	AA	7,624,025

1,500	Colorado Health Facilities Authority, Colorado, Revenue Bonds, American Baptist Homes Project, Series 2009A, 7.750%, 8/01/29 (Pre-refunded 8/01/19)	8/19 at 100.00	N/R (4)	1,597,980

	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Colorado Senior Residences Project, Series 2012:
1,370	7.000%, 6/01/42 (8), (10)	6/22 at 100.00	N/R	502,701
1,375	7.125%, 6/01/47 (9), (10)	6/22 at 100.00	N/R	504,535

12,000	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Covenant Retirement Communities Inc., Refunding Series 2012A, 5.000%, 12/01/33	12/22 at 100.00	BBB+	12,856,200

Nuveen All-American Municipal Bond Fund (continued)

Portfolio of Investments    June 30, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Colorado (continued)

$6,155	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Evangelical Lutheran Good Samaritan Society Project, Series 2013A, 5.000%, 6/01/45	6/25 at 100.00	A–	$6,650,539

725	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Evangelical Lutheran Good Samaritan Society Project, Series 2013, 5.625%, 6/01/43	6/23 at 100.00	BBB	800,820

3,000	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Parkview Medical Center, Refunding Series 2015B, 4.000%, 9/01/34	9/25 at 100.00	A3	3,071,220

100	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Poudre Valley Health System, Series 2005B, 5.250%, 3/01/36 – AGM Insured	9/18 at 102.00	AA	102,493

3,000	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Sisters of Charity of Leavenworth Health Services Corporation, Refunding Composite Deal Series 2010B, 5.250%, 1/01/25	1/20 at 100.00	AA–	3,150,120

1,100	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Total Long-Term Care National Obligated Group Project, Series 2010A, 6.250%, 11/15/40 (Pre-refunded 11/15/20)	11/20 at 100.00	N/R (4)	1,211,001

1,590	Colorado Housing and Finance Authority, Solid Waste Disposal Revenue Bonds, Waste Management Inc. Project, Series 2004, 5.700%, 7/01/18 (Alternative Minimum Tax)	No Opt. Call	A–	1,590,000

1,000	Compark Business Campus Metropolitan District, Douglas County, Colorado, General Obligation Bonds, Series 2012A, 6.750%, 12/01/39 – RAAI Insured	12/22 at 100.00	N/R	1,043,150

1,995	Concord Metropolitan District, Douglas County, Colorado, General Obligation Bonds, Refunding Series 2010, 5.375%, 12/01/40	12/20 at 100.00	BBB+	2,056,446

1,730	Denver City and County, Colorado, Airport System Revenue Bonds, Refunding Series 2010A, 5.000%, 11/15/21	11/20 at 100.00	A+	1,856,411

5,000	Denver City and County, Colorado, Airport System Revenue Bonds, Subordinate Lien Series 2013A, 5.250%, 11/15/43 (Alternative Minimum Tax)	11/23 at 100.00	A	5,579,900

	Denver Convention Center Hotel Authority, Colorado, Revenue Bonds, Convention Center Hotel, Refunding Senior Lien Series 2016:
510	5.000%, 12/01/31	12/26 at 100.00	Baa2	576,361
3,500	5.000%, 12/01/32	12/26 at 100.00	Baa2	3,951,710
1,200	5.000%, 12/01/33	12/26 at 100.00	Baa2	1,353,768
565	5.000%, 12/01/34	12/26 at 100.00	Baa2	634,145
300	5.000%, 12/01/35	12/26 at 100.00	Baa2	332,763

11,555	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 1997B, 0.000%, 9/01/24 – NPFG Insured	No Opt. Call	A	9,824,870

	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2000B:
20	0.000%, 9/01/29 – NPFG Insured	No Opt. Call	A	13,623
395	0.000%, 9/01/30 – NPFG Insured	No Opt. Call	A	256,560
20	0.000%, 9/01/32 – NPFG Insured	No Opt. Call	A	11,983
25	0.000%, 9/01/33 – NPFG Insured	No Opt. Call	A	14,319

9,890	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series 2004A, 0.000%, 9/01/27 – NPFG Insured	No Opt. Call	A	7,354,303

1,160	El Paso County School District 49 Falcon, Colorado, Certificates of Participation, Series 2015, 5.000%, 12/15/28	12/25 at 100.00	Aa3	1,326,321

1,035	Erie Farm Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Series 2016A, 5.500%, 12/01/45	12/21 at 103.00	N/R	1,055,079

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Colorado (continued)

$1,850	Fitzsimons Village Metropolitan District 1, Aurora, Arapahoe County, Colorado, Tax Increment Public Improvement Fee Supported Revenue Bonds, Series 2010A, 7.500%, 3/01/40	3/20 at 100.00	N/R	$1,915,619

1,365	Foothills Metropolitan District, Fort Collins, Colorado, Special Revenue Bonds, Series 2014, 6.000%, 12/01/38	12/24 at 100.00	N/R	1,402,114

735	Fossil Ridge Metropolitan District 1, Lakewood, Colorado, Tax-Supported Revenue Bonds, Refunding Series 2010, 7.250%, 12/01/40	12/20 at 100.00	N/R	771,743

3,600	Fossil Ridge Metropolitan District No. 3, In the City of Lakewood, Jefferson County, Colorado, General Obligation Limited Tax Bonds, Series 2014, 5.000%, 12/01/44	12/20 at 100.00	BBB	3,677,688

9,265	Johnstown Plaza Metropolitan District, Colorado, Special Revenue Bonds, Series 2016A, 5.375%, 12/01/46	12/21 at 103.00	N/R	8,944,246

2,025	Park Creek Metropolitan District, Colorado, Senior Limited Property Tax Supported Revenue Bonds, Refunding Series 2009, 6.375%, 12/01/37 (Pre-refunded 12/01/19) – AGC Insured	12/19 at 100.00	AA (4)	2,158,468

620	Park Creek Metropolitan District, Colorado, Senior Limited Property Tax Supported Revenue Bonds, Refunding Series 2015A, 5.000%, 12/01/45	12/25 at 100.00	N/R	689,204

4,300	Plaza Metropolitan District 1, Lakewood, Colorado, Tax Increment Revenue Bonds, Refunding Series 2013, 4.500%, 12/01/30, 144A	12/22 at 100.00	N/R	4,363,425

	Public Authority for Colorado Energy, Natural Gas Purchase Revenue Bonds, Colorado Springs Utilities, Series 2008:
2,170	6.250%, 11/15/28	No Opt. Call	A+	2,704,254
3,580	6.500%, 11/15/38	No Opt. Call	A+	4,992,274

	Regional Transportation District, Colorado, Denver Transit Partners Eagle P3 Project Private Activity Bonds, Series 2010:
1,025	5.250%, 7/15/24	7/20 at 100.00	BBB+	1,061,121
4,265	6.000%, 1/15/41	7/20 at 100.00	BBB+	4,475,862

575	Sterling Hills West Metropolitan District, Arapahoe County, Colorado, General Obligation Bonds, Refunding & Improvement Series 2007, 5.000%, 12/01/39	12/27 at 100.00	Baa2	626,773

815	Three Springs Metropolitan District 3, Durango, La Plata County, Colorado, Property Tax Supported Revenue Bonds, Series 2010, 7.750%, 12/01/39	12/20 at 100.00	N/R	839,703
137,605	Total Colorado			140,349,527

	Connecticut – 0.8%

860	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Healthcare Facility Expansion Church Home of Hartford Inc. Project, Series 2016A, 5.000%, 9/01/53, 144A	9/26 at 100.00	N/R	892,620

1,000	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Sacred Heart University, Series 2011G, 5.625%, 7/01/41 (Pre-refunded 7/01/21)	7/21 at 100.00	A (4)	1,107,620

11,000	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Trinity Health Credit Group, Series 2016CT, 5.000%, 12/01/45	6/26 at 100.00	AA–	12,349,370

1,675	Connecticut State, Special Tax Obligation Bonds, Transportation Infrastructure Purposes Series 2015A, 5.000%, 8/01/35	8/25 at 100.00	AA	1,827,978

8,785	Connecticut State, Special Tax Obligation Bonds, Transportation Infrastructure Purposes Series 2016A, 4.000%, 9/01/34	9/26 at 100.00	AA	9,100,469

Nuveen All-American Municipal Bond Fund (continued)

Portfolio of Investments    June 30, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Connecticut (continued)

$1,500	Harbor Point Infrastructure Improvement District, Connecticut, Special Obligation Revenue Bonds, Harbor Point Project, Refunding Series 2017., 5.000%, 4/01/39, 144A	4/27 at 100.00	N/R	$1,605,060

546	Harbor Point Infrastructure Improvement District, Connecticut, Special Obligation Revenue Bonds, Harbor Point Project, Series 2010A, 7.000%, 4/01/22 (Pre-refunded 4/01/20)	4/20 at 100.00	N/R (4)	588,970

1,800	Stamford, Connecticut, Special Obligation Revenue Bonds, Mill River Corridor Project, Series 2011A, 7.000%, 4/01/41 (Pre-refunded 4/01/21)	4/21 at 100.00	N/R (4)	2,044,800
27,166	Total Connecticut			29,516,887

	Delaware – 0.1%

1,000	Delaware Economic Development Authority, Exempt Facility Revenue Bonds, Indian River Power LLC Project, Series 2010, 5.375%, 10/01/45	10/20 at 100.00	Baa3	1,036,890

1,000	Delaware Economic Development Authority, Revenue Bonds, ASPIRA of Delaware Charter Operations, Inc. Project, Series 2016A, 5.000%, 6/01/46	6/26 at 100.00	BB+	1,004,500

600	Kent County, Delaware, Student Housing & Dining Facility Revenue Bonds, Collegiate Housing Foundation – Dover LLC Delaware State University Project, Series 2018A., 5.000%, 7/01/58	1/28 at 100.00	BBB–	642,114
2,600	Total Delaware			2,683,504

	District of Columbia – 0.8%

15,000	District of Columbia Water and Sewer Authority, Public Utility Revenue Bonds, Senior Lien Green Series 2018A., 5.000%, 10/01/49	4/28 at 100.00	AAA	17,435,250

	Metropolitan Washington D.C. Airports Authority, Airport System Revenue Bonds, Refunding Series 2018A.:
4,000	5.000%, 10/01/33 (WI/DD, Settling 7/03/18) (Alternative Minimum Tax)	10/28 at 100.00	AA–	4,670,160
3,000	5.000%, 10/01/34 (WI/DD, Settling 7/03/18) (Alternative Minimum Tax)	10/28 at 100.00	AA–	3,491,160
3,000	5.000%, 10/01/35 (WI/DD, Settling 7/03/18) (Alternative Minimum Tax)	10/28 at 100.00	AA–	3,485,430
25,000	Total District of Columbia			29,082,000

	Florida – 5.3%

	Atlantic Beach, Florida, Healthcare Facilities Revenue Refunding Bonds, Fleet Landing Project, Series 2013A:
300	5.000%, 11/15/23	No Opt. Call	BBB	334,566
2,300	5.000%, 11/15/28	11/23 at 100.00	BBB	2,497,846

1,250	Bay County, Florida, Educational Facilities Revenue Refunding Bonds, Bay Haven Charter Academy, Inc. Project, Series 2010A, 6.000%, 9/01/40	9/20 at 100.00	BBB	1,308,587

465	Boynton Village Community Development District, Florida, Special Assessment Bonds, Series 2007-A1, 5.750%, 5/01/37	9/18 at 100.00	N/R	464,986

855	Brevard County Health Facilities Authority, Florida, Health Facilities Revenue Bonds, Health First, Inc. Project, Series 2009B, 7.000%, 4/01/39 (Pre-refunded 4/01/19)	4/19 at 100.00	A (4)	889,328

6,000	Cape Coral, Florida, Water and Sewer Revenue Bonds, Refunding Series 2011, 5.000%, 10/01/41 (Pre-refunded 10/01/21) – AGM Insured	10/21 at 100.00	AA (4)	6,594,300

	Capital Trust Agency, Florida, Multifamily Housing Revenue Bonds, The Gardens Apartments Project, Series 2015A:
1,500	4.750%, 7/04/40	7/25 at 100.00	A–	1,534,035
1,380	5.000%, 7/04/50	7/25 at 100.00	A–	1,442,059

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida (continued)

$4,710	Citizens Property Insurance Corporation, Florida, Personal and Commercial Lines Account Bonds, Senior Secured Series 2012A-1, 5.000%, 6/01/19	No Opt. Call	AA	$4,851,159

1,125	Cityplace Community Development District, Florida, Special Assessment and Revenue Bonds, Refunding Series 2012, 5.000%, 5/01/26	No Opt. Call	A	1,253,565

1,000	Clearwater, Florida, Water and Sewer Revenue Bonds, Series 2009A, 5.250%, 12/01/39 (Pre-refunded 12/01/19) – AGC Insured	12/19 at 100.00	AA (4)	1,051,000

1,000	Coco Palms Community Development District, Miami-Dade County, Florida, Special Assessment Bonds, Series 2016, 5.000%, 5/01/46	5/27 at 100.00	N/R	1,012,750

2,885	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Bay Area Charter Foundation, LLC Projects, Series 2011A, 7.750%, 6/15/42	12/21 at 101.00	N/R	3,083,113

1,000	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Renaissance Charter School, Inc. Projects, Series 2010A, 6.000%, 9/15/30	9/20 at 100.00	BB+	1,045,300

1,570	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Renaissance Charter School Income Projects, Series 2015A, 6.125%, 6/15/46, 144A	6/25 at 100.00	N/R	1,634,260

	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Renaissance Charter School, Inc. Projects, Series 2012A:
890	5.500%, 6/15/22, 144A	No Opt. Call	N/R	929,498
500	6.000%, 6/15/32, 144A	6/22 at 100.00	N/R	523,970
1,100	6.125%, 6/15/43, 144A	6/22 at 100.00	N/R	1,145,826

2,000	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Renaissance Charter School, Inc. Projects, Series 2013A, 8.500%, 6/15/44	6/23 at 100.00	N/R	2,293,160

1,500	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Renaissance Charter School, Inc. Projects, Series 2014A, 6.125%, 6/15/44	6/24 at 100.00	N/R	1,562,985

	Florida Higher Educational Facilities Financing Authority, Revenue Bonds, Jacksonville University Project, Series 2018A-1.:
450	4.500%, 6/01/33, 144A	6/28 at 100.00	N/R	462,677
550	4.750%, 6/01/38, 144A	6/28 at 100.00	N/R	569,783

6,800	Florida Higher Educational Facilities Financing Authority, Revenue Bonds, Nova Southeastern University Project, Refunding Series 2012A, 5.000%, 4/01/27	4/22 at 100.00	A–	7,353,180

	Florida Higher Educational Facilities Financing Authority, Revenue Bonds, Rollins College Project, Series 2012A:
1,210	5.000%, 12/01/30	12/22 at 100.00	A2	1,332,379
1,000	5.000%, 12/01/31	12/22 at 100.00	A2	1,099,830
3,000	5.000%, 12/01/37	12/22 at 100.00	A2	3,283,740

1,000	Florida Housing Finance Agency, Housing Revenue Bonds, Stoddert Arms Apartments, Series 1996O, 6.300%, 9/01/36 – AMBAC Insured (Alternative Minimum Tax)	9/18 at 100.00	N/R	1,001,330

16,220	Florida, Development Finance Corporation, Surface Transportation Facility Revenue Bonds, Brightline Passenger Rail Project – South Segment, Series 2017, 5.625%, 1/01/47, 144A (Alternative Minimum Tax)	1/19 at 105.00	N/R	16,717,467

840	Grand Bay at Doral Community Development District, Miami-Dade County, Florida, Special Assessment Bonds, South Parcel Assessment Area Project, Series 2016, 5.000%, 5/01/46	5/26 at 100.00	N/R	849,156

Nuveen All-American Municipal Bond Fund (continued)

Portfolio of Investments    June 30, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida (continued)

$3,130	Hillsborough County Aviation Authority, Florida, Revenue Bonds, Tampa International Airport, Senior Lien Series 2015A, 5.000%, 10/01/44 (Alternative Minimum Tax)	10/24 at 100.00	AA–	$3,420,495

750	Jacksonville Economic Development Commission, Florida, Industrial Development Revenue Bonds, Gerdau Ameristeel US Inc. Project, Series 2007, 5.300%, 5/01/37 (Alternative Minimum Tax)	9/18 at 100.00	BBB–	750,285

775	Lee County Industrial Development Authority, Florida, Charter School Revenue Bonds, Lee County Community Charter Schools, Series 2007A, 5.250%, 6/15/27	9/18 at 100.00	BB	775,573

	Lee County Industrial Development Authority, Florida, Charter School Revenue Bonds, Lee County Community Charter Schools, Series 2012A:
875	5.500%, 6/15/32	6/22 at 100.00	BB	902,169
1,375	5.750%, 6/15/42	6/22 at 100.00	BB	1,378,314

6,875	Martin County Health Facilities Authority, Florida, Hospital Revenue Bonds, Martin Memorial Medical Center, Series 2015, 5.000%, 11/15/45	11/24 at 100.00	A–	7,253,812

	Martin County Industrial Development Authority, Florida, Industrial Development Revenue Refunding Bonds, Indiantown Cogeneration LP, Series 2013:
885	3.950%, 12/15/21, 144A (Alternative Minimum Tax)	6/20 at 100.00	Baa2	903,665
9,500	4.200%, 12/15/25, 144A (Alternative Minimum Tax)	6/20 at 100.00	Baa2	9,667,295

2,000	Miami Beach Health Facilities Authority, Florida, Hospital Revenue Bonds, Mount Sinai Medical Center of Florida Project, Refunding 2012, 5.000%, 11/15/29	11/22 at 100.00	A–	2,137,140

6,340	Miami Beach Redevelopment Agency, Florida, Tax Increment Revenue Bonds, City Center/Historic Convention Village, Series 2015A, 5.000%, 2/01/44 – AGM Insured	2/24 at 100.00	AA	7,090,276

7,405	Miami Beach, Florida, Stormwater Revenue Bonds, Refunding Series 2017., 5.000%, 9/01/47	9/22 at 100.00	AA–	8,052,567

860	Miami-Dade County Health Facility Authority, Florida, Hospital Revenue Bonds, Nicklaus Children’s Hospital, Refunding Series 2017, 5.000%, 8/01/36	8/27 at 100.00	A+	969,538

1,585	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Series 2010A-1, 5.375%, 10/01/35	10/20 at 100.00	A	1,697,804

12,195	Miami-Dade County, Florida, Aviation Revenue Bonds, Refunding Series 2015A, 5.000%, 10/01/38 (Alternative Minimum Tax)	10/25 at 100.00	A	13,396,939

2,000	Miami-Dade County, Florida, Aviation Revenue Bonds, Series 2008A, 5.500%, 10/01/27 (Pre-refunded 10/01/18) – AGC Insured (Alternative Minimum Tax)	10/18 at 100.00	AA (4)	2,019,240

1,040	Miami-Dade County, Florida, Public Facilities Revenue Bonds, Jackson Health System, Series 2009, 5.625%, 6/01/34 – AGM Insured (UB) (5)	6/19 at 100.00	AA	1,078,563

22,160	Miami-Dade County, Florida, Water and Sewer System Revenue Bonds, Series 2013A, 5.000%, 10/01/42	10/22 at 100.00	Aa3	24,180,770

	Orange County Health Facilities Authority, Florida, Revenue Bond, Mayflower Retirement Center, Refunding Series 2012:
550	4.500%, 6/01/27	6/21 at 100.00	A–	573,914
625	5.000%, 6/01/32	6/21 at 100.00	A–	657,081
750	5.000%, 6/01/36	6/21 at 100.00	A–	786,157
875	5.125%, 6/01/42	6/21 at 100.00	A–	918,207

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida (continued)

$95	Orange County, Florida, Sales Tax Revenue Bonds, Series 1989, 6.125%, 1/01/19 – FGIC Insured (ETM)	No Opt. Call	N/R (4)	$97,199

5,095	Putnam County Development Authority, Florida, Pollution Control Revenue Bonds, Seminole Electric Cooperative, Inc. Project, Refunding Series 2018B., 5.000%, 3/15/42	5/28 at 100.00	A–	5,748,281

1,006	Riverbend West Community Development District, Florida, Special Assessment Bonds, Series 2016, 5.000%, 5/01/46	5/27 at 100.00	N/R	995,487

	South Miami Health Facilities Authority, Florida, Hospital Revenue Bonds, Baptist Health Systems of South Florida Obligated Group, Series 2017.:
5,000	5.000%, 8/15/31	8/27 at 100.00	AA–	5,766,450
3,655	5.000%, 8/15/47	8/27 at 100.00	AA–	4,110,011

500	Sumter County Industrial Development Authority, Florida, Hospital Revenue Bonds, Central Florida Health Alliance Projects, Series 2014A, 5.000%, 7/01/29	1/24 at 100.00	A–	548,450

535	Sunrise, Florida, Utility System Revenue Refunding Bonds, Series 1998, 5.000%, 10/01/28 – AMBAC Insured	10/18 at 100.00	AA–	539,564

35	Tampa, Florida, Health System Revenue Bonds, Baycare Health System, Series 2012A, 5.000%, 11/15/33	5/22 at 100.00	Aa2	38,286

290	Tolomato Community Development District, Florida, Special Assessment Bonds, Convertible, Capital Appreciation, Series 2012A-3, 0.000%, 5/01/40 (7)	5/19 at 100.00	N/R	277,107

210	Tolomato Community Development District, Florida, Special Assessment Bonds, Convertible, Capital Appreciation, Series 2012A-4, 0.000%, 5/01/40 (7)	5/22 at 100.00	N/R	168,596

170	Tolomato Community Development District, Florida, Special Assessment Bonds, Hope Note, Series 2007-3, 6.650%, 5/01/40 (11)	9/18 at 100.00	N/R	2

475	Tolomato Community Development District, Florida, Special Assessment Bonds, Hope Note, Series 2007A-2, 5.250%, 5/01/39 (11)	11/18 at 100.00	N/R	5

15	Tolomato Community Development District, Florida, Special Assessment Bonds, Non Performing ParcelSeries 2007-1. RMKT, 6.650%, 5/01/40	9/18 at 100.00	N/R	14,595

95	Tolomato Community Development District, Florida, Special Assessment Bonds, Non Performing ParcelSeries 2007A-1. RMKT, 5.250%, 5/01/39	11/18 at 100.00	N/R	83,708

435	Tolomato Community Development District, Florida, Special Assessment Bonds, Refunding Series 2015-1, 0.000%, 5/01/40 (11)	9/18 at 100.00	N/R	346,451

270	Tolomato Community Development District, Florida, Special Assessment Bonds, Refunding Series 2015-2, 0.000%, 5/01/40 (11)	9/18 at 100.00	N/R	176,923

290	Tolomato Community Development District, Florida, Special Assessment Bonds, Refunding Series 2015-3, 6.610%, 5/01/40 (11)	9/18 at 100.00	N/R	3

2,225	Tolomato Community Development District, Florida, Special Assessment Bonds, Series 2006, 5.400%, 5/01/37	9/18 at 100.00	N/R	2,227,292

250	Venetian Community Development District, Sarasota County, Florida, Capital Improvement Revenue Bonds, Series 2012-A1, 6.125%, 5/01/42	5/22 at 100.00	N/R	261,082

1,500	Venetian Community Development District, Sarasota County, Florida, Capital Improvement Revenue Bonds, Series 2012-A2, 5.500%, 5/01/34	5/22 at 100.00	N/R	1,550,505

	Volusia County Educational Facilities Authority, Florida, Revenue Bonds, Embry-Riddle Aeronautical University, Refunding Series 2017:
1,330	5.000%, 10/15/42	10/27 at 100.00	A3	1,495,878
3,000	5.000%, 10/15/47	10/27 at 100.00	A3	3,361,470

Nuveen All-American Municipal Bond Fund (continued)

Portfolio of Investments    June 30, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida (continued)

$13,000	Volusia County Educational Facilities Authority, Florida, Revenue Bonds, Stetson University Inc. Project, Series 2015, 5.000%, 6/01/40	6/25 at 100.00	A–	$14,389,310

	Wynnmere East Community Development District, Hillsborough County, Florida, Special Assessment Revenue Bonds, Series 2016:
470	5.125%, 5/01/36	5/28 at 100.00	N/R	477,036
935	5.500%, 5/01/46	5/28 at 100.00	N/R	957,019
187,831	Total Florida			200,362,349

	Georgia – 1.1%

590	Atlanta, Georgia, Tax Allocation Bonds, Beltline Project Series 2008A. Remarketed, 7.500%, 1/01/31 (Pre-refunded 1/01/19)	1/19 at 100.00	A2 (4)	607,641

600	Atlanta, Georgia, Tax Allocation Bonds, Beltline Project Series 2008B. Remarketed, 6.750%, 1/01/20 (Pre-refunded 1/01/19)	1/19 at 100.00	A2 (4)	615,732

4,565	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Refunding Series 2009B, 5.375%, 11/01/39 (Pre-refunded 11/01/19) – AGM Insured	11/19 at 100.00	AA (4)	4,792,885

2,435	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Refunding Series 2009B, 5.375%, 11/01/39 – AGM Insured	11/19 at 100.00	AA	2,546,353

10,000	Fulton County Development Authority, Georgia, Revenue Bonds, Georgia Tech Athletic Association, Series 2011, 5.750%, 10/01/41	4/21 at 100.00	A+	10,912,100

1,100	Georgia Municipal Electric Authority, Senior Lien General Power Revenue Bonds, Series 1993BB, 5.250%, 1/01/25 – NPFG Insured	No Opt. Call	A1	1,215,159

1,000	Lavonia Hospital Authority, Georgia, Revenue Anticipation Certificates, Ty Cobb Regional Medical Center , Series 2010, 6.000%, 12/01/40 (Pre-refunded 12/01/20) – AGM Insured	12/20 at 100.00	AA (4)	1,099,400

	Main Street Natural Gas Inc., Georgia, Gas Project Revenue Bonds, Series 2007A:
960	5.000%, 3/15/22	No Opt. Call	A+	1,052,112
1,000	5.500%, 9/15/28	No Opt. Call	A+	1,192,040

5,000	Municipal Electric Authority of Georgia, Project One Revenue Bonds, Subordinate Lien Series 2016A, 5.000%, 1/01/28	7/26 at 100.00	A	5,687,100

1,590	Private Colleges and Universities Authority, Georgia, Revenue Bonds, Mercer University, Series 2012A, 5.250%, 10/01/27	10/21 at 100.00	Baa2	1,717,136

9,215	Private Colleges and Universities Authority, Georgia, Revenue Bonds, Savannah College of Art & Design Projects, Series 2014, 5.000%, 4/01/44	4/24 at 100.00	A–	9,953,029

1,000	Savannah Economic Development Authority, Georgia, Revenue Bonds, Armstrong Atlantic State University, Windward Commons LLC Project, Series 2009, 5.000%, 6/15/39 (Pre-refunded 6/15/19) – AGC Insured	6/19 at 100.00	AA (4)	1,030,860
39,055	Total Georgia			42,421,547

	Guam – 0.1%

1,020	Government of Guam, Business Privilege Tax Bonds, Series 2011A, 5.000%, 1/01/31	1/22 at 100.00	A	1,076,447

2,000	Guam Government Department of Education, Certificates of Participation, John F. Kennedy High School Project, Series 2010A, 6.625%, 12/01/30	12/20 at 100.00	B+	2,065,980

1,005	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2010, 5.625%, 7/01/40 (Pre-refunded 7/01/20)	7/20 at 100.00	A– (4)	1,081,410

1,610	Guam International Airport Authority, Revenue Bonds, Series 2013C, 6.375%, 10/01/43 (Alternative Minimum Tax)	10/23 at 100.00	BBB	1,828,268
5,635	Total Guam			6,052,105

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Hawaii – 0.3%

$1,500	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Hawaii Pacific Health Obligated Group, Series 2013A, 5.500%, 7/01/43	7/23 at 100.00	AA–	$1,663,185

1,000	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Hawaii Pacific University, Series 2013A, 6.875%, 7/01/43	7/23 at 100.00	BB	1,053,070

	Hawaii Department of Budget and Finance, Special Purpose Senior Living Revenue Bonds, 15 Craigside Project, Series 2009A:
900	8.750%, 11/15/29 (Pre-refunded 11/15/19)	11/19 at 100.00	N/R (4)	977,031
1,250	9.000%, 11/15/44 (Pre-refunded 11/15/19)	11/19 at 100.00	N/R (4)	1,373,425

4,545	Hawaii State, Airport System Revenue Bonds, Series 2015A, 5.000%, 7/01/45 (Alternative Minimum Tax)	7/25 at 100.00	A+	5,039,041
9,195	Total Hawaii			10,105,752

	Idaho – 0.1%

	Idaho Health Facilities Authority, Revenue Bonds, Madison Memorial Hospital Project, Refunding Series 2016:
2,300	3.500%, 9/01/33	9/26 at 100.00	BB+	2,035,155
205	5.000%, 9/01/37	9/26 at 100.00	BB+	219,143

	Idaho Health Facilities Authority, Revenue Bonds, Trinity Health Group, Refunding Series 2008B:
1,000	6.000%, 12/01/23 (Pre-refunded 12/01/18)	12/18 at 100.00	AA– (4)	1,018,560
760	6.250%, 12/01/33 (Pre-refunded 12/01/18)	12/18 at 100.00	AA– (4)	774,881

2,000	Idaho Housing and Finance Association, Nonprofit Facilities Revenue Bonds, Idaho Arts Charter School, Inc. Project, Refunding Series 2016A, 5.000%, 12/01/38	12/26 at 100.00	BBB–	2,131,280
6,265	Total Idaho			6,179,019

	Illinois – 10.5%

	Bensenville, Illinois, General Obligation Bonds, Series 2011A:
705	5.000%, 12/15/30 – AGM Insured	12/21 at 100.00	AA	751,114
1,295	5.000%, 12/15/30 (Pre-refunded 12/15/21) – AGM Insured	12/21 at 100.00	AA (4)	1,428,437

	Champaign, Illinois, General Obligation Sales Tax Bonds, Public Safety Series 1999:
1,140	8.250%, 1/01/21 – FGIC Insured	No Opt. Call	Baa2	1,303,522
1,275	8.250%, 1/01/22 – FGIC Insured	No Opt. Call	Baa2	1,513,208

67,800	Chicago Board of Education, Illinois, Dedicated Capital Improvement Tax Revenue Bonds, Series 2016, 6.000%, 4/01/46	4/27 at 100.00	A	79,493,466

590	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues Series 2012A, 5.000%, 12/01/42	12/22 at 100.00	BB–	590,667

1,215	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Project Series 2015C, 5.250%, 12/01/39	12/24 at 100.00	BB–	1,234,756

35,090	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Series 2016A, 7.000%, 12/01/44	12/25 at 100.00	B	40,925,467

2,100	Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds, Series 2011, 5.250%, 12/01/40	12/21 at 100.00	AA	2,240,805

1,550	Chicago, Illinois, Certificates of Participation Tax Increment Bonds, River Point Plaza Redevelopment Project, Series 2018., 4.835%, 4/15/28, 144A	1/23 at 100.00	N/R	1,551,426

3,180	Chicago, Illinois, General Airport Revenue Bonds, O’Hare International Airport, Senior Lien Series 2015C, 5.000%, 1/01/46 (Alternative Minimum Tax)	1/25 at 100.00	A	3,441,523

Nuveen All-American Municipal Bond Fund (continued)

Portfolio of Investments    June 30, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Illinois (continued)

$900	Chicago, Illinois, General Obligation Bonds, Project & Refunding Series 2014A, 5.000%, 1/01/35	1/24 at 100.00	BBB+	$932,319

8,805	Chicago, Illinois, General Obligation Bonds, Project & Refunding Series 2017A, 6.000%, 1/01/38	1/27 at 100.00	BBB+	9,934,241

920	Chicago, Illinois, General Obligation Bonds, Project and Refunding Series 2003B, 5.500%, 1/01/33	1/25 at 100.00	BBB+	987,905

13,760	Chicago, Illinois, General Obligation Bonds, Project and Refunding Series 2005D, 5.500%, 1/01/40	1/25 at 100.00	BBB+	14,622,890

	Chicago, Illinois, General Obligation Bonds, Project and Refunding Series 2009C:
590	5.000%, 1/01/34	1/19 at 100.00	BBB+	592,372
1,815	5.000%, 1/01/40	1/19 at 100.00	BBB+	1,820,971

	Chicago, Illinois, General Obligation Bonds, Project Series 2011A:
400	5.250%, 1/01/35	1/21 at 100.00	BBB+	409,372
1,035	5.000%, 1/01/40	1/21 at 100.00	BBB+	1,050,980

1,000	Chicago, Illinois, General Obligation Bonds, Project Series 2012A, 5.000%, 1/01/33	1/22 at 100.00	BBB+	1,020,860

7,545	Chicago, Illinois, General Obligation Bonds, Refunding Series 2007E, 5.500%, 1/01/42	1/25 at 100.00	BBB+	8,005,019

1,635	Chicago, Illinois, General Obligation Bonds, Refunding Series 2009A, 5.000%, 1/01/22	1/20 at 100.00	BBB+	1,676,889

1,320	Chicago, Illinois, General Obligation Bonds, Refunding Series 2012C, 5.000%, 1/01/25	1/22 at 100.00	BBB+	1,369,183

	Chicago, Illinois, General Obligation Bonds, Refunding Series 2016C:
2,260	5.000%, 1/01/24	No Opt. Call	BBB+	2,415,285
935	5.000%, 1/01/25	No Opt. Call	BBB+	1,001,815
2,150	5.000%, 1/01/29	1/26 at 100.00	BBB+	2,273,775
705	5.000%, 1/01/35	1/26 at 100.00	BBB+	732,213
2,175	5.000%, 1/01/38	1/26 at 100.00	BBB+	2,250,516

2,200	Chicago, Illinois, General Obligation Bonds, Series 2015A, 5.500%, 1/01/39	1/25 at 100.00	BBB+	2,339,238

715	Chicago, Illinois, General Obligation Bonds, Variable Rate Demand Series 2007F, 5.500%, 1/01/42	1/25 at 100.00	BBB+	758,594

4,440	Cook County, Illinois, General Obligation Bonds, Refunding Series 2010A, 5.250%, 11/15/33	11/20 at 100.00	AA–	4,673,722

2,000	Cook County, Illinois, Recovery Zone Facility Revenue Bonds, Navistar International Corporation Project, Series 2010, 6.750%, 10/15/40	10/20 at 100.00	B+	2,121,840

	DeKalb, Kane, LaSalle, Lee, Ogle, Winnebago and Boone Counties Community College District 523, Illinois, General Obligation Bonds, Kishwaukee Community College, Series 2011B:
1,000	0.000%, 2/01/35	2/21 at 100.00	AA–	355,440
750	0.000%, 2/01/36	2/21 at 100.00	AA–	247,582

1,110	Harvey, Cook County, Illinois, Tax Increment Allocation Revenue Bonds, Amended Center Street Redevelopment Project Area, Series 2010, 7.500%, 12/01/19	No Opt. Call	N/R	1,144,366

1,400	Illinois Finance Authority, Charter School Revenue Bonds, Uno Charter School Network, Refunding and Improvement Series 2011A, 7.125%, 10/01/41	10/21 at 100.00	BB+	1,484,490

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Illinois (continued)

$2,195	Illinois Finance Authority, Revenue Bonds, Centegra Health System, Series 2014A, 5.000%, 9/01/34	9/24 at 100.00	BBB–	$2,357,079

1,255	Illinois Finance Authority, Revenue Bonds, Central DuPage Health, Series 2009, 5.250%, 11/01/39 (Pre-refunded 11/01/19)	11/19 at 100.00	AA+ (4)	1,314,738

850	Illinois Finance Authority, Revenue Bonds, Christian Homes Inc. Obligated Group, Series 2007A, 5.750%, 5/15/31	9/18 at 100.00	BBB–	852,167

	Illinois Finance Authority, Revenue Bonds, Christian Homes Inc., Refunding Series 2010:
1,290	6.125%, 5/15/27	5/20 at 100.00	BBB–	1,361,389
710	6.125%, 5/15/27 (Pre-refunded 5/15/20)	5/20 at 100.00	N/R (4)	765,423

4,050	Illinois Finance Authority, Revenue Bonds, Illinois Institute of Technology, Series 2009, 7.125%, 2/01/34	2/19 at 100.00	Baa3	4,105,120

3,895	Illinois Finance Authority, Revenue Bonds, Ingalls Health System, Series 2013, 4.250%, 5/15/43	5/22 at 100.00	Baa2	3,933,560

10,810	Illinois Finance Authority, Revenue Bonds, Mercy Health Corporation, Series 2016, 5.000%, 12/01/40	6/26 at 100.00	A3	11,804,628

2,000	Illinois Finance Authority, Revenue Bonds, Northwestern Memorial Hospital, Series 2009A, 5.375%, 8/15/24 (Pre-refunded 8/15/19)	8/19 at 100.00	AA+ (4)	2,085,240

	Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Refunding Series 2010A:
510	6.000%, 5/15/39	5/20 at 100.00	A	540,544
1,635	6.000%, 5/15/39 (Pre-refunded 5/15/20)	5/20 at 100.00	N/R (4)	1,760,454

10,715	Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Series 2015A, 5.000%, 11/15/45	11/25 at 100.00	A	11,663,170

1,545	Illinois Finance Authority, Revenue Bonds, Palos Community Hospital, Series 2010C, 5.125%, 5/15/35	5/20 at 100.00	AA–	1,612,424

	Illinois Finance Authority, Revenue Bonds, Provena Health, Series 2009A:
25	7.750%, 8/15/34 (Pre-refunded 8/15/19)	8/19 at 100.00	N/R (4)	26,691
2,875	7.750%, 8/15/34 (Pre-refunded 8/15/19)	8/19 at 100.00	N/R (4)	3,069,494

	Illinois Finance Authority, Revenue Bonds, Rehabilitation Institute of Chicago, Series 2013A:
895	5.500%, 7/01/28	7/23 at 100.00	A–	997,182
3,000	6.500%, 7/01/34	7/18 at 100.00	A–	3,007,770

3,680	Illinois Finance Authority, Revenue Bonds, Rush University Medical Center Obligated Group, Series 2009A, 7.250%, 11/01/30 (Pre-refunded 11/01/18)	11/18 at 100.00	Aaa (4)	3,749,920

1,335	Illinois Finance Authority, Revenue Bonds, Rush University Medical Center Obligated Group, Series 2009C, 6.625%, 11/01/39 (Pre-refunded 5/01/19)	5/19 at 100.00	Aaa (4)	1,390,242

20	Illinois Finance Authority, Revenue Bonds, Rush University Medical Center Obligated Group, Series 2015A, 4.000%, 11/15/39	5/25 at 100.00	A+	20,119

1,665	Illinois Finance Authority, Revenue Bonds, Rush University Medical Center Obligated Group, Series 2009, 6.625%, 11/01/39 (UB) (5)	5/19 at 100.00	Aaa	1,733,898

3,485	Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital and Medical Centers, Refunding Series 2008A, 5.500%, 8/15/30	8/18 at 100.00	BBB+	3,495,594

1,105	Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital and Medical Centers, Refunding Series 2015C, 5.000%, 8/15/35	8/25 at 100.00	Baa1	1,204,936

Nuveen All-American Municipal Bond Fund (continued)

Portfolio of Investments    June 30, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Illinois (continued)

$9,000	Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital and Medical Centers, Series 2009, 6.875%, 8/15/38 (Pre-refunded 8/15/19)	8/19 at 100.00	N/R (4)	$9,522,090

925	Illinois Finance Authority, Revenue Bonds, Southern Illinois Healthcare Enterprises, Inc., Series 2005 Remarketed, 5.250%, 3/01/30 (Pre-refunded 3/01/20) – AGM Insured	3/20 at 100.00	AA (4)	978,853

4,000	Illinois Finance Authority, Revenue Bonds, The Carle Foundation, Series 2011A, 6.000%, 8/15/41	8/21 at 100.00	AA–	4,409,560

	Illinois Finance Authority, Revenue Bonds, The University of Chicago Medical Center, Series 2009B:
930	5.000%, 8/15/26	8/20 at 100.00	AA–	983,540
470	5.000%, 8/15/26 (Pre-refunded 8/15/20)	8/20 at 100.00	N/R (4)	500,381

1,500	Illinois Finance Authority, Revenue Bonds, The University of Chicago Medical Center, Series 2011C, 5.500%, 8/15/41 (Pre-refunded 2/15/21)	2/21 at 100.00	AA– (4)	1,636,365

4,000	Illinois Housing Development Authority, Multifamily Housing Revenue Bonds, GNMA Collateralized – Lifelink Developments, Series 2006, 4.850%, 4/20/41 (UB) (5)	9/18 at 100.00	AA+	4,003,120

7,335	Illinois Sports Facility Authority, State Tax Supported Bonds, Refunding Series 2014, 5.250%, 6/15/31 – AGM Insured	6/24 at 100.00	AA	8,014,808

8,000	Illinois State, General Obligation Bonds, January Series 2016, 5.000%, 1/01/30	1/26 at 100.00	BBB	8,392,080

5,000	Illinois State, General Obligation Bonds, May Series 2014, 5.000%, 5/01/27	5/24 at 100.00	BBB	5,238,800

5,325	Illinois State, General Obligation Bonds, November Series 2016, 5.000%, 11/01/24	No Opt. Call	BBB	5,671,870

	Illinois State, General Obligation Bonds, Series 2012A:
5,520	5.000%, 3/01/25	3/22 at 100.00	BBB	5,728,822
5,910	5.000%, 3/01/26	3/22 at 100.00	BBB	6,111,117
500	5.000%, 3/01/27	3/22 at 100.00	BBB	516,330

1,440	Illinois State, General Obligation Bonds, Series 2013, 5.250%, 7/01/28	7/23 at 100.00	BBB	1,514,102

5,000	Illinois State, Sales Tax Revenue Bonds, Build Illinois Series 2011, 5.000%, 6/15/28	6/21 at 100.00	AA–	5,357,700

3,000	Lombard Public Facilities Corporation, Illinois, Conference Center and Hotel Revenue Bonds, First Tier Series 2005A-2., 5.500%, 1/01/30 – ACA Insured	1/19 at 100.00	N/R	2,876,700

875	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds, Refunding Series 2012A, 5.000%, 6/15/42 – NPFG Insured	6/22 at 100.00	BBB–	904,400

1,280	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds, Refunding Series 2012B, 5.000%, 6/15/23	6/22 at 100.00	BB+	1,367,770

5,400	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds, Refunding Series 2015B, 5.000%, 6/15/52	12/25 at 100.00	BB+	5,638,680

1,225	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds, Series 2015A, 5.000%, 6/15/53	12/25 at 100.00	BB+	1,278,349

8,025	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion Project, Refunding Series 1996A, 0.000%, 12/15/21 – NPFG Insured	No Opt. Call	Baa2	7,148,670

10,000	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion Project, Series 2002A, 0.000%, 12/15/35 – AGM Insured	No Opt. Call	AA	4,655,200

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Illinois (continued)

$1,841	Plano, Illinois, Special Tax Bonds, Special Service Area 1 & 2 Lakewood Springs Project, Refunding Series 2014, 5.000%, 3/01/34 – AGM Insured	3/24 at 100.00	AA	$1,977,713

845	Quad Cities Regional Economic Development Authority, Illinois, Revenue Bonds, Augustana College, Series 2012, 4.750%, 10/01/29	10/22 at 100.00	Baa1	900,356

3,890	Railsplitter Tobacco Settlement Authority, Illinois, Tobacco Settlement Revenue Bonds, Series 2010, 5.250%, 6/01/21	No Opt. Call	A	4,222,712

4,450	Regional Transportation Authority, Cook, DuPage, Kane, Lake, McHenry and Will Counties, Illinois, General Obligation Bonds, Series 2001A, 6.000%, 7/01/27 – FGIC Insured	No Opt. Call	AA	5,450,093

	Springfield, Illinois, Electric Revenue Bonds, Senior Lien Series 2015:
3,485	5.000%, 3/01/40 – AGM Insured	3/25 at 100.00	AA	3,803,877
15,530	4.000%, 3/01/40 – AGM Insured	3/25 at 100.00	AA	15,820,566

5,000	University of Illinois, Auxiliary Facilities System Revenue Bonds, Series 2013A, 4.000%, 4/01/32	4/23 at 100.00	A1	5,095,050

7,405	University of Illinois, Health Services Facilities System Revenue Bonds, Series 2013, 6.000%, 10/01/42	10/23 at 100.00	A–	8,352,544
374,156	Total Illinois			399,620,268

	Indiana – 1.8%

695	Chesterton, Indiana, Economic Development Revenue Bonds, Storypoint Chesterton Project, Series 2016, 6.250%, 1/15/43, 144A	1/24 at 104.00	N/R	726,734

	Indiana Bond Bank, Special Program Gas Revenue Bonds, JP Morgan Ventures Energy Corporation Guaranteed, Series 2007A:
3,325	5.250%, 10/15/18	No Opt. Call	A+	3,359,447
5,215	5.250%, 10/15/20	No Opt. Call	A+	5,590,063

1,400	Indiana Finance Authority, Educational Facilities Revenue Bonds, Drexel Foundation For Educational Excellence, Inc., Series 2009A, 6.625%, 10/01/29	10/19 at 100.00	B	1,412,838

	Indiana Finance Authority, Educational Facilities Revenue Bonds, Lighthouse Academies of Indiana Inc. Project, Series 2016:
2,475	7.000%, 12/01/34, 144A	12/24 at 100.00	N/R	2,538,855
4,920	7.250%, 12/01/44, 144A	12/24 at 100.00	N/R	5,043,344

	Indiana Finance Authority, Educational Facilities Revenue Bonds, Lighthouse Academies of Northwest Indiana Inc. Project, Series 2016:
3,710	7.000%, 12/01/34, 144A	12/24 at 100.00	N/R	3,805,718
6,075	7.250%, 12/01/44, 144A	12/24 at 100.00	N/R	6,227,300

1,000	Indiana Finance Authority, Hospital Revenue Bonds, Floyd Memorial Hospital and Health Services Project, Refunding Series 2010, 5.125%, 3/01/30 (Pre-refunded 3/02/20)	3/20 at 100.00	N/R (4)	1,055,420

3,000	Indiana Finance Authority, Hospital Revenue Bonds, Marion General Hospital Project, Series 2012A, 5.000%, 7/01/36	7/21 at 100.00	A+	3,224,070

9,215	Indiana Finance Authority, Private Activity Bonds, Ohio River Bridges East End Crossing Project, Series 2013A, 5.000%, 7/01/48 (Alternative Minimum Tax)	7/23 at 100.00	A–	9,817,292

685	Indianapolis Local Public Improvement Bond Bank, Indiana, Waterworks Project Series 2009A, 5.500%, 1/01/38 (Pre-refunded 1/01/19) – AGC Insured	1/19 at 100.00	AA (4)	698,755

Nuveen All-American Municipal Bond Fund (continued)

Portfolio of Investments    June 30, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Indiana (continued)

$2,815	Indianapolis Local Public Improvement Bond Bank, Indiana, Waterworks Project Series 2009A, 5.500%, 1/01/38 – AGC Insured	1/19 at 100.00	AA	$2,866,458

	Knox County, Indiana, Economic Development Revenue and Refunding Bonds, Good Samaritan Hospital Project, Series 2012A:
1,530	5.000%, 4/01/26	4/22 at 100.00	Baa3	1,616,965
1,400	5.000%, 4/01/27	4/22 at 100.00	Baa3	1,476,048
1,560	5.000%, 4/01/29	4/22 at 100.00	Baa3	1,637,454

	Valparaiso, Indiana, Exempt Facilities Revenue Bonds, Pratt Paper LLC Project, Series 2013:
365	5.875%, 1/01/24 (Alternative Minimum Tax)	No Opt. Call	N/R	403,741
9,185	7.000%, 1/01/44 (Alternative Minimum Tax)	1/24 at 100.00	N/R	10,824,431

5,000	Vigo County Hospital Authority, Indiana, Hospital Revenue Bonds, Union Hospital, Inc., Series 2011, 8.000%, 9/01/41 (Pre-refunded 9/01/21)	9/21 at 100.00	N/R (4)	5,912,650
63,570	Total Indiana			68,237,583

	Iowa – 0.5%

2,275	Ames, Iowa, Hospital Revenue Bonds, Mary Greeley Medical Center, Series 2011, 5.250%, 6/15/36 (Pre-refunded 6/15/20)	6/20 at 100.00	A2 (4)	2,424,263

500	Iowa Finance Authority, Health Facilities Revenue Bonds, Iowa Health System, Series 2008A, 5.250%, 8/15/29 (Pre-refunded 8/15/19) – AGC Insured	8/19 at 100.00	A1 (4)	520,050

	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Series 2013:
10	5.500%, 12/01/22	12/18 at 100.00	B	10,103
5,375	5.250%, 12/01/25	12/23 at 100.00	B	5,752,755

1,015	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Series 2016, 5.875%, 12/01/27, 144A	6/19 at 105.00	B	1,079,057

3,920	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Series 2018A., 5.250%, 12/01/50 (Mandatory put 12/01/22)	12/22 at 103.00	B	4,119,959

1,000	Iowa Student Loan Liquidity Corporation, Student Loan Revenue Bonds, Refunding Series 2009-2, 5.500%, 12/01/25	12/19 at 100.00	Aaa	1,039,620

1,810	Iowa Student Loan Liquidity Corporation, Student Loan Revenue Bonds, Senior Lien Series 2011A-2, 5.750%, 12/01/28 (Alternative Minimum Tax)	12/19 at 102.00	A	1,881,513

2,045	Iowa Tobacco Settlement Authority, Asset Backed Settlement Revenue Bonds, Series 2005C, 5.625%, 6/01/46	9/18 at 100.00	B	2,055,041
17,950	Total Iowa			18,882,361

	Kansas – 0.3%

	Hutchinson, Kansas, Hospital Facilities Revenue Bonds, Hutchinson Regional Medical Center, Inc., Series 2016:
1,500	5.000%, 12/01/36	12/26 at 100.00	Baa2	1,605,090
1,320	5.000%, 12/01/41	12/26 at 100.00	Baa2	1,402,790

500	Kansas Department of Transportation, Highway Revenue Bonds, Series 2004B, 5.000%, 9/01/22 (Pre-refunded 9/01/18)	9/18 at 100.00	AAA (4)	502,940

	Kansas Development Finance Authority, Hospital Revenue Bonds, Adventist Health System/Sunbelt Obligated Group, Series 2009C:
4,440	5.500%, 11/15/23	11/19 at 100.00	AA	4,691,704
100	5.500%, 11/15/23 (Pre-refunded 11/15/19)	11/19 at 100.00	N/R (4)	104,957

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Kansas (continued)

$1,585	Overland Park Development Corporation, Kansas, Second Tier Revenue Bonds, Overland Park Convention Center, Series 2007B, 5.125%, 1/01/22 – AMBAC Insured	9/18 at 100.00	BB+	$1,587,377

920	Overland Park Transportation Development District, Kansas, Sales Tax Revenue Bonds, Oak Park Mall Project, Series 2010, 5.900%, 4/01/32	4/20 at 100.00	BBB	951,308
10,365	Total Kansas			10,846,166

	Kentucky – 1.7%

	Kentucky Economic Development Finance Authority, Hospital Revenue Bonds, Baptist Healthcare System Obligated Group, Series 2009A:
750	5.375%, 8/15/24	8/18 at 100.00	A	752,378
750	5.375%, 8/15/24 (Pre-refunded 8/15/18)	8/18 at 100.00	N/R (4)	753,518

6,345	Kentucky Economic Development Finance Authority, Hospital Revenue Bonds, Baptist Healthcare System Obligated Group, Series 2011, 5.000%, 8/15/42	8/21 at 100.00	A	6,598,737

	Kentucky Economic Development Finance Authority, Hospital Revenue Bonds, Owensboro Medical Health System, Series 2010A:
2,500	5.750%, 6/01/25 (Pre-refunded 6/01/20)	6/20 at 100.00	Baa3 (4)	2,684,150
2,480	6.000%, 6/01/30 (Pre-refunded 6/01/20)	6/20 at 100.00	Baa3 (4)	2,674,283

2,630	Kentucky Economic Development Finance Authority, Louisville Arena Project Revenue Bonds, Louisville Arena Authority, Inc., Series 2017A., 5.000%, 12/01/45 – AGM Insured	12/27 at 100.00	AA	2,914,987

5,655	Kentucky Economic Development Finance Authority, Revenue Bonds, Next Generation Kentucky Information Highway Project, Senior Series 2015A, 5.000%, 7/01/37	7/25 at 100.00	BBB+	6,052,094

	Kentucky State Property and Buildings Commission, Revenue Bonds, Project 119, Series 2018.:
2,000	5.000%, 5/01/35	5/28 at 100.00	A1	2,245,800
2,500	5.000%, 5/01/36	5/28 at 100.00	A1	2,800,625
4,000	5.000%, 5/01/37	5/28 at 100.00	A1	4,477,480

	Louisville/Jefferson County Metro Government, Kentucky, Health System Revenue Bonds, Norton Healthcare Inc., Series 2016A:
5,735	5.000%, 10/01/31	10/26 at 100.00	A–	6,526,602
2,785	4.000%, 10/01/35	10/26 at 100.00	A–	2,816,108

1,600	Paducah, Kentucky, Electric Plant Board Revenue Bonds, Series 2009A, 5.250%, 10/01/35 (Pre-refunded 4/01/19) – AGC Insured	4/19 at 100.00	AA (4)	1,644,208

5,000	Pikeville, Kentucky, Hospital Revenue Bonds, Pikeville Medical Center, Inc. Project, Improvement and Refunding Series 2011, 6.500%, 3/01/41	3/21 at 100.00	Baa2	5,430,750

12,750	Public Energy Authority of Kentucky, Gas Supply Revenue Bonds, Series 2018A., 4.000%, 4/01/48 (Mandatory put 4/01/24)	1/24 at 100.37	A3	13,605,143

1,635	Trimble County, Kentucky, Pollution Control Revenue Bonds, Louisville Gas and Electric Company Project, Series 2001B., 2.550%, 11/01/27 (Mandatory put 5/03/21) (Alternative Minimum Tax)	No Opt. Call	N/R	1,636,749
59,115	Total Kentucky			63,613,612

	Louisiana – 1.1%

1,250	Lake Charles Harbor and Terminal District, Louisiana, Revenue Bonds, Series 2013B, 5.500%, 1/01/24 – AGM Insured (Alternative Minimum Tax)	No Opt. Call	AA	1,412,613

Nuveen All-American Municipal Bond Fund (continued)

Portfolio of Investments    June 30, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Louisiana (continued)

$5,000	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Southgate Suites Retail Project, Series 2007A, 6.750%, 12/15/37 (11)	9/18 at 100.00	N/R	$3,500,000

65	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Southgate Suites Retail Project, Series 2007B, 9.000%, 12/15/18 (11)	No Opt. Call	N/R	1

26,705	Louisiana Public Facilities Authority, Dock and Wharf Revenue Bonds, Impala Warehousing (US) LLC Project, Series 2013, 6.500%, 7/01/36, 144A (Alternative Minimum Tax)	7/23 at 100.00	N/R	29,649,493

1,000	Louisiana Public Facilities Authority, Revenue Bonds, Belle Chasse Educational Foundation Project, Series 2011, 6.750%, 5/01/41	5/21 at 100.00	BBB	1,063,410

2,000	Louisiana Public Facilities Authority, Revenue Bonds, Christus Health, Refunding Series 2009A, 6.000%, 7/01/29	7/19 at 100.00	A+	2,089,320

240	Louisiana Public Facilities Authority, Revenue Bonds, Christus Health, Series 2008B, 5.750%, 7/01/18 – AGC Insured	No Opt. Call	AA	240,000

2,030	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project, Series 2015, 5.000%, 5/15/47	5/25 at 100.00	A3	2,209,188

1,050	New Orleans, Louisiana, Sewerage Service Revenue Bonds, Refunding Series 2014, 5.000%, 6/01/44	6/24 at 100.00	A	1,151,031
39,340	Total Louisiana			41,315,056

	Maine – 0.4%

	Maine Health and Higher Educational Facilities Authority, Revenue Bonds, Maine General Medical Center, Series 2011:
2,000	6.750%, 7/01/36	7/21 at 100.00	BB	2,168,460
10,390	6.750%, 7/01/41	7/21 at 100.00	BB	11,243,642

1,665	Maine Health and Higher Educational Facilities Authority, Revenue Bonds, Series 2010A, 5.000%, 7/01/40	7/20 at 100.00	AA	1,748,483

	Portland, Maine, General Airport Revenue Bonds, Refunding Series 2013:
460	5.000%, 7/01/26	7/23 at 100.00	BBB+	502,826
1,000	5.000%, 7/01/27	7/23 at 100.00	BBB+	1,090,190
15,515	Total Maine			16,753,601

	Maryland – 0.8%

9,445	Maryland Department of Transportation, Consolidated Transportation Revenue Bonds, Second Issue Series 2015, 5.000%, 6/01/22	No Opt. Call	AAA	10,543,453

14,350	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, MedStar Health Issue, Series 2015, 5.000%, 8/15/42 (UB) (5)	2/25 at 100.00	Aa3	15,815,853

1,000	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Patterson Park Public Charter School Issue, Series 2010, 5.750%, 7/01/30	7/19 at 100.00	BB+	1,010,660

2,470	Maryland Stadium Authority, Lease Revenue Bonds, Baltimore City Public Schools Construction & Revitalization Program, Series 2018A., 5.000%, 5/01/29	5/28 at 100.00	AA	2,926,950
27,265	Total Maryland			30,296,916

	Massachusetts – 1.5%

4,350	Massachusetts Development Finance Agency, Health Care Facility Revenue Bonds, Adventcare Project, Series 2007A, 6.750%, 10/15/37	9/18 at 100.00	N/R	4,356,221

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Massachusetts (continued)

$8,350	Massachusetts Development Finance Agency, Resource Recovery Revenue Refunding Bonds, Covanta Energy Project, Series 2012C, 5.250%, 11/01/42, 144A (Alternative Minimum Tax)	9/18 at 100.00	BB+	$8,355,595

	Massachusetts Development Finance Agency, Revenue Bonds, Boston Medical Center Issue, Series 2016E:
1,200	5.000%, 7/01/35	7/26 at 100.00	BBB	1,329,876
5,065	5.000%, 7/01/37	7/26 at 100.00	BBB	5,598,243

1,035	Massachusetts Development Finance Agency, Revenue Bonds, Loomis Communities, Series 2013A, 4.875%, 1/01/24	1/23 at 100.00	BBB	1,133,346

	Massachusetts Development Finance Agency, Revenue Bonds, Partners HealthCare System Issue, Series 2017S.:
2,520	5.000%, 7/01/33	1/28 at 100.00	AA–	2,945,074
3,300	5.000%, 7/01/34	1/28 at 100.00	AA–	3,829,947

	Massachusetts Development Finance Agency, Revenue Bonds, Woods Hole Oceanographic Institution, Series 2018.:
3,490	5.000%, 6/01/43	6/28 at 100.00	AA–	4,029,484
4,710	5.000%, 6/01/48	6/28 at 100.00	AA–	5,416,453

6,665	Massachusetts Health and Education Facilities Authority, Revenue Bonds, Partners HealthCare System, Tender Option Trust 2015-XF0047, 10.653%, 7/01/29, 144A (IF)	7/19 at 100.00	AA–	7,351,162

	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Suffolk University, Refunding Series 2009A:
1,525	5.750%, 7/01/39	7/19 at 100.00	Baa2	1,571,253
3,025	7/01/39 (Pre-refunded 7/01/19)	7/19 at 100.00	N/R (4)	3,151,112

	Massachusetts Port Authority, Special Facilities Revenue Bonds, Delta Air Lines Inc., Series 2001A:
1,260	5.500%, 1/01/22 – AMBAC Insured (Alternative Minimum Tax)	9/18 at 100.00	N/R	1,272,928
700	5.000%, 1/01/27 – AMBAC Insured (Alternative Minimum Tax)	7/18 at 100.00	N/R	707,161

3,010	Massachusetts State, General Obligation Bonds, Consolidated Loan, Series 2016A, 5.000%, 3/01/46	3/24 at 100.00	Aa1	3,346,006

2,335	Massachusetts Water Pollution Abatement Trust, Pooled Loan Program Bonds, Tender Option Bond Trust 2015-XF2181, 10.787%, 8/01/38, 144A (IF) (5)	8/19 at 100.00	AAA	2,563,083
52,540	Total Massachusetts			56,956,944

	Michigan – 0.9%

6,850	Bay City, Bay County, Michigan, Unlimited Tax General Street Improvement Bonds, Series 1991, 0.000%, 6/01/21 – AMBAC Insured	No Opt. Call	A+	6,018,478

800	Jackson County Hospital Finance Authority, Michigan, Hospital Revenue Bonds, W.A. Foote Memorial Hospital, Refunding Series 2006B-2, 5.000%, 6/01/27 (Pre-refunded 6/01/20) – AGM Insured	6/20 at 100.00	AA (4)	849,264

10,115	Michigan Finance Authority, Michigan, Revenue Bonds, Trinity Health Credit Group, Refunding Series 2016MI, 5.000%, 12/01/45	6/26 at 100.00	AA–	11,340,837

395	Michigan Finance Authority, Public School Academy Limited Obligation Revenue Bonds, Creative Montessori Academy Project, Series 2011, 6.125%, 5/01/21	9/18 at 100.00	BBB–	395,435

Nuveen All-American Municipal Bond Fund (continued)

Portfolio of Investments    June 30, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Michigan (continued)

	Michigan Finance Authority, Public School Academy Revenue Bonds, Detroit Service Learning Academy Project, Refunding Series 2011:
$385	6.000%, 10/01/21	No Opt. Call	B	$378,963
500	7.000%, 10/01/31	10/21 at 100.00	B	481,180
1,000	7.000%, 10/01/36	10/21 at 100.00	B	934,610

1,550	Michigan Housing Development Authority, Rental Housing Revenue Bonds, Series 2010A, 5.000%, 10/01/35	10/20 at 100.00	AA	1,619,130

1,250	Michigan Public Educational Facilities Authority, Limited Obligation Revenue Bonds, Chandler Park Academy Project, Series 2008, 6.500%, 11/01/35	9/18 at 100.00	BBB	1,251,450

1,220	Michigan Public Educational Facilities Authority, Limited Obligation Revenue Bonds, David Ellis Academy-West Charter School Project, Series 2007, 5.875%, 6/01/37	9/18 at 100.00	N/R	1,189,366

	Michigan State Building Authority, Revenue Bonds, Facilities Program, Refunding Series 2011-I-A:
750	5.375%, 10/15/41	10/21 at 100.00	Aa2	825,255
2,000	5.500%, 10/15/45	10/21 at 100.00	Aa2	2,207,880

	Michigan State Hospital Finance Authority, Hospital Revenue Bonds, Henry Ford Health System, Refunding Series 2009:
500	5.625%, 11/15/29 (Pre-refunded 11/15/19)	11/19 at 100.00	N/R (4)	526,670
1,480	5.750%, 11/15/39 (Pre-refunded 11/15/19)	11/19 at 100.00	N/R (4)	1,561,430

5,000	Royal Oak Hospital Finance Authority, Michigan, Hospital Revenue Bonds, William Beaumont Hospital Obligated Group, Refunding Series 2014D, 5.000%, 9/01/39	3/24 at 100.00	A+	5,481,400
33,795	Total Michigan			35,061,348

	Minnesota – 1.3%

310	Baytown Township, Minnesota Charter School Lease Revenue Bonds, Saint Croix Preparatory Academy, Refunding Series 2016A, 4.000%, 8/01/41	8/26 at 100.00	BB+	291,704

	City of Ham Lake, Minnesota, Charter School Lease Revenue Bonds, DaVinci Academy Project, Series 2016A:
150	5.000%, 7/01/36	7/24 at 102.00	N/R	153,071
270	5.000%, 7/01/47	7/24 at 102.00	N/R	272,479

4,050	City of Milaca, Minnesota Refunding Revenue Bonds, Grandview Christian Home Project, Series 2016, 5.000%, 10/01/51	10/24 at 102.00	N/R	4,190,737

	Columbus, Minnesota, Senior Housing Revenue Bonds, Richfield Senior Housing, Inc., Refunding Series 2015:
250	5.250%, 1/01/40	1/23 at 100.00	N/R	259,198
675	5.250%, 1/01/46	1/23 at 100.00	N/R	698,443

	Dakota County Community Development Agency, Minnesota, Senior Housing Revenue Bonds, Walker Highview Hills LLC Project, Refunding Series 2016A:
1,555	5.000%, 8/01/46, 144A	8/22 at 100.00	N/R	1,573,800
1,250	5.000%, 8/01/51, 144A	8/22 at 100.00	N/R	1,262,800

1,000	Duluth Housing & Redevelopment Authority, Minnesota, Lease Revenue Bonds, Duluth Public Schools Academy, Series 2010A, 5.875%, 11/01/40	11/18 at 102.00	BB+	1,023,970

1,000	Faribault, Minnesota, Housing Revenue Bonds, Faribault Senior Living LLC Project, Series 2010, 7.000%, 5/01/45	5/20 at 100.00	N/R	1,021,010

2,575	Ham Lake, Minnesota Charter School Lease Revenue Bonds, Parnassus Preparatory School Project, Series 2016A, 5.000%, 11/01/47	11/26 at 100.00	BB	2,601,033

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Minnesota (continued)

	Minneapolis, Minnesota, Health Care System Revenue Bonds, Fairview Hospital and Healthcare Services, Series 2008A:
$3,000	6.375%, 11/15/23 (Pre-refunded 11/15/18)	11/18 at 100.00	A+ (4)	$3,054,750
3,000	6.625%, 11/15/28 (Pre-refunded 11/15/18)	11/18 at 100.00	A+ (4)	3,057,510

3,000	Minneapolis, Minnesota, Recovery Zone Facility Revenue Bonds, Mozaic Parking, LLC Project, Series 2010A, 8.500%, 1/01/41	1/21 at 100.00	N/R	3,069,120

500	Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds, Nova Classical Academy, Series 2016A, 4.125%, 9/01/47	9/24 at 102.00	BBB–	491,225

16,825	Saint Paul Port Authority, Minnesota, Solid Waste Disposal Revenue Bonds, Gerdau Saint Paul Steel Mill Project, Series 2012-7, 4.500%, 10/01/37, 144A (Alternative Minimum Tax)	10/22 at 100.00	BBB–	15,991,489

	St. Paul Housing and Redevelopment Authority, Minnesota, Hospital Revenue Bonds, HealthEast Inc., Series 2015A:
2,500	5.000%, 11/15/27 (Pre-refunded 11/15/25)	11/25 at 100.00	A+ (4)	2,938,275
2,080	5.250%, 11/15/28 (Pre-refunded 11/15/20)	11/20 at 100.00	A+ (4)	2,239,453
535	5.250%, 11/15/35 (Pre-refunded 11/15/20)	11/20 at 100.00	A+ (4)	576,013
235	5.000%, 11/15/44 (Pre-refunded 11/15/25)	11/25 at 100.00	A+ (4)	276,198

2,240	Wayzata, Minnesota, Senior Housing Revenue Bonds, Folkestone Senior Living Community, Series 2012A, 6.000%, 5/01/47	5/19 at 102.00	N/R	2,328,144

3,750	Western Minnesota Municipal Power Agency, Power Supply Revenue Bonds, Series 2014A, 5.000%, 1/01/46	1/24 at 100.00	Aa3	4,185,637
50,750	Total Minnesota			51,556,059

	Mississippi – 0.1%

5,000	Mississippi Development Bank, Special Obligation Bonds, Gulfport Water and Sewer System Project, Series 2005, 5.250%, 7/01/24 – AGM Insured	No Opt. Call	AA	5,595,950

	Missouri – 1.6%

3,185	Bi-State Development Agency, Bi-State MetroLink District, Missouri, St Clair County Metrolink Extension Project Bonds, Refunding Series 2006, 5.250%, 7/01/27 – AGM Insured	No Opt. Call	AA	3,832,542

2,470	Hanley Road Corridor Transportation Development District, Brentwood and Maplewood, Missouri, Transportation Sales Revenue Bonds, Refunding Series 2009A, 5.875%, 10/01/36	10/19 at 100.00	A–	2,543,112

8,935	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, BJC Health System, Series 2015A, 4.000%, 1/01/45	1/25 at 100.00	AA	9,155,963

1,250	Missouri Health and Educational Facilities Authority, Revenue Bonds, Lutheran Senior Services Projects, Series 2011, 6.000%, 2/01/41	2/21 at 100.00	BBB	1,342,000

4,455	Missouri Health and Educational Facilities Authority, Revenue Bonds, Washington University, Tender Option Bond Trust 2015-XF0046, 10.507%, 11/15/39, 144A (IF)	11/19 at 100.00	AA+	5,074,290

2,250	Missouri Joint Municipal Electric Utility Commission, Power Project Revenue Bonds, Plum Point Project, Refunding Series 2014A, 5.000%, 1/01/28	1/25 at 100.00	A	2,532,127

15,100	Missouri Joint Municipal Electric Utility Commission, Power Project Revenue Bonds, Plum Point Project, Refunding Series 2015A, 4.000%, 1/01/35	1/26 at 100.00	A	15,806,982

Nuveen All-American Municipal Bond Fund (continued)

Portfolio of Investments    June 30, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Missouri (continued)

	Saint Louis Municipal Finance Corporation, Missouri, Leasehold Revenue Bonds, Convention Center, Series 2010A:
$5,000	0.000%, 7/15/31 – AGC Insured	No Opt. Call	AA	$3,037,850
7,000	0.000%, 7/15/32 – AGC Insured	No Opt. Call	AA	4,065,390
6,250	0.000%, 7/15/33 – AGC Insured	No Opt. Call	AA	3,466,250
7,000	0.000%, 7/15/34 – AGC Insured	No Opt. Call	AA	3,697,890
6,000	0.000%, 7/15/35 – AGC Insured	No Opt. Call	AA	3,030,720
2,000	0.000%, 7/15/36 – AGC Insured	No Opt. Call	AA	965,400

1,290	Saint Louis, Missouri, Tax Increment Financing Revenue Bonds, Fashion Square Redevelopment Project, Series 2008A, 6.300%, 8/22/26	2/19 at 100.00	N/R	1,280,983

1,392	Saint Louis, Missouri, Tax Increment Financing Revenue Notes, Marquette Building Redevelopment Project, Series 2008-A, 6.500%, 1/23/28	3/19 at 100.00	N/R	803,574
73,577	Total Missouri			60,635,073

	Montana – 0.1%

2,505	Montana Facilities Finance Authority, Montana, Health Facilities Revenue Bonds, Bozeman Deaconess Health Services Obligated Group, Series 2018., 5.000%, 6/01/48	6/28 at 100.00	A	2,817,323

	Nebraska – 1.2%

3,075	Central Plains Energy Project, Nebraska, Gas Project 3 Revenue Bonds, Crossover Refunding Series 2017A., 5.000%, 9/01/30	No Opt. Call	BBB+	3,571,582

4,000	Central Plains Energy Project, Nebraska, Gas Project 3 Revenue Bonds, Series 2012, 5.000%, 9/01/42	9/22 at 100.00	A	4,379,480

1,740	Douglas County Hospital Authority 2, Nebraska, Health Facilities Revenue Bonds, Nebraska Methodist Health System, Refunding Series 2015, 5.000%, 11/01/45	11/25 at 100.00	A–	1,907,336

2,500	Omaha Public Power District, Nebraska, Electric System Revenue Bonds, Series 2017A., 5.000%, 2/01/35	12/27 at 100.00	AA	2,925,150

	Omaha Public Power District, Nebraska, Separate Electric System Revenue Bonds, Nebraska City 2, Series 2016:
18,465	5.000%, 2/01/46 (UB) (5)	2/26 at 100.00	Aa2	20,553,945
10,000	5.000%, 2/01/49 (UB) (5)	2/26 at 100.00	Aa2	11,110,100
39,780	Total Nebraska			44,447,593

	Nevada – 1.8%

	Carson City, Nevada, Hospital Revenue Bonds, Carson Tahoe Regional Healthcare Project, Series 2017A.:
750	5.000%, 9/01/30	9/27 at 100.00	BBB+	847,530
730	5.000%, 9/01/32	9/27 at 100.00	BBB+	821,863

	Carson City, Nevada, Hospital Revenue Bonds, Carson Tahoe Regional Healthcare Project, Series 2017A:
265	5.000%, 9/01/29	9/27 at 100.00	BBB+	300,356
1,965	5.000%, 9/01/42	9/27 at 100.00	BBB+	2,171,502
1,150	5.000%, 9/01/47	9/27 at 100.00	BBB+	1,264,276

5,000	Clark County School District, Nevada, General Obligation Bonds, Refunding Building Series 2017A, 5.000%, 6/15/30	6/27 at 100.00	A+	5,758,550

13,600	Clark County, Nevada, General Obligation Bonds, Stadium Improvement, Limited Tax Additionally Secured by Pledged Revenues, Series 2018A., 5.000%, 5/01/48	6/28 at 100.00	AA+	15,702,288

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Nevada (continued)

$2,000	Clark County, Nevada, Passenger Facility Charge Revenue Bonds, Las Vegas-McCarran International Airport, Series 2010A, 5.000%, 7/01/30	1/20 at 100.00	Aa3	$2,092,740

	Henderson, Nevada, Limited Obligation Bonds, Local Improvement District T-18 Inspirada, Refunding Series 2016:
1,125	4.000%, 9/01/25	No Opt. Call	N/R	1,175,558
1,800	4.000%, 9/01/35	9/26 at 100.00	N/R	1,764,846

	Las Vegas Redevelopment Agency, Nevada, Tax Increment Revenue Bonds, Series 2009A:
2,000	7.500%, 6/15/23 (Pre-refunded 6/15/19)	6/19 at 100.00	BBB+ (4)	2,110,600
1,500	8.000%, 6/15/30 (Pre-refunded 6/15/19)	6/19 at 100.00	BBB+ (4)	1,588,800

2,500	Las Vegas Valley Water District, Nevada, General Obligation Bonds, Refunding Series 2011C, 5.000%, 6/01/38	6/21 at 100.00	AA+	2,689,700

20,000	Las Vegas Valley Water District, Nevada, General Obligation Bonds, Series 2016, 5.000%, 6/01/46 (UB)	6/26 at 100.00	AA+	22,647,400

	Las Vegas, Nevada, Local Improvement Bonds, Special Improvement District 607 Providence, Refunding Series 2013:
115	4.000%, 6/01/19	No Opt. Call	N/R	116,241
100	4.000%, 6/01/20	No Opt. Call	N/R	102,197
770	4.000%, 6/01/21	No Opt. Call	N/R	792,161
350	5.000%, 6/01/23	No Opt. Call	N/R	376,436
200	4.250%, 6/01/24	6/23 at 103.00	N/R	205,894

1,765	Las Vegas, Nevada, Local Improvement Bonds, Special Improvement District 812 Summerlin Village 24, Series 2015, 5.000%, 12/01/31	12/25 at 100.00	N/R	1,830,164

	Sparks Local Improvement District 3, Legends at Sparks Marina, Nevada, Limited Obligation Improvement Bonds, Series 2008:
335	6.500%, 9/01/20 (Pre-refunded 9/01/18)	9/18 at 100.00	N/R (4)	337,690
1,325	6.750%, 9/01/27 (Pre-refunded 9/01/18)	9/18 at 100.00	N/R (4)	1,336,170

410	Washoe County, Nevada, General Obligation Bonds, Reno-Sparks Convention & Visitors Authority, Refunding Series 2011, 5.000%, 7/01/32	7/21 at 100.00	AA	444,456
59,755	Total Nevada			66,477,418

	New Hampshire – 0.1%

3,305	New Hampshire Health and Education Facilities Authority, Revenue Bonds, Dartmouth College, Tender Option Bond Trust 2016-XL0025, 11.631%, 6/01/39, 144A (IF) (5)	6/19 at 100.00	N/R	3,639,036

	New Hampshire Health and Education Facilities Authority, Revenue Bonds, Dartmouth-Hitchcock Obligated Group, Series 2018A.:
1,000	5.000%, 8/01/34	2/28 at 100.00	A	1,134,210
725	5.000%, 8/01/36	2/28 at 100.00	A	819,765
5,030	Total New Hampshire			5,593,011

	New Jersey – 1.3%

4,510	Camden County Improvement Authority, New Jersey, Health Care Redevelopment Revenue Bonds, Cooper Health System Obligated Group Issue, Series 2013A, 5.750%, 2/15/42	2/23 at 100.00	BBB+	4,930,873

1,335	Manalapan-Englishtown Regional Board of Education, New Jersey, General Obligation Bonds, Series 2004, 5.750%, 12/01/21 – FGIC Insured	No Opt. Call	A3	1,489,433

3,215	New Jersey Economic Development Authority, Revenue Bonds, Motor Vehicle Surcharge, Refunding Series 2017A., 4.000%, 7/01/34	7/27 at 100.00	BBB+	3,188,733

Nuveen All-American Municipal Bond Fund (continued)

Portfolio of Investments    June 30, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	New Jersey (continued)

$9,090	New Jersey Economic Development Authority, School Facilities Construction Bonds, Series 2016AAA, 5.500%, 6/15/29	12/26 at 100.00	A–	$10,331,421

	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental Airlines Inc., Series 1999:
1,000	5.125%, 9/15/23 (Alternative Minimum Tax)	9/18 at 100.00	BB	1,084,620
1,650	5.250%, 9/15/29 (Alternative Minimum Tax)	8/22 at 101.00	BB	1,793,649

2,255	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental Airlines Inc., Series 2000A & 2000B, 5.625%, 11/15/30 (Alternative Minimum Tax)	3/24 at 101.00	BB	2,547,812

835	New Jersey Economic Development Authority, Student Housing Revenue Bonds, Provident Group-Montclair Properties LLC, Montclair State University Student Housing Project, Series 2010A, 5.750%, 6/01/31 (Pre-refunded 6/01/20)	6/20 at 100.00	Aaa (4)	898,969

	New Jersey Educational Facilities Authority, Revenue Bonds, University of Medicine and Dentistry of New Jersey, Refunding Series 2009B:
2,015	6.250%, 12/01/18 (ETM)	No Opt. Call	N/R (4)	2,054,877
600	7.500%, 12/01/32 (Pre-refunded 6/01/19)	6/19 at 100.00	N/R (4)	632,388

1,000	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Princeton HealthCare System, Series 2016A, 5.000%, 7/01/31	7/26 at 100.00	AA	1,154,280

1,460	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, University Hospital Issue, Refunding Series 2015A, 5.000%, 7/01/46 – AGM Insured	7/25 at 100.00	AA	1,609,110

1,335	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Tender Option Bond Trust 2016-XG0001, 15.758%, 6/01/30, 144A (IF) (5)	6/19 at 100.00	AA	1,498,471

3,175	New Jersey Turnpike Authority, Revenue Bonds, Series 2005A, 5.250%, 1/01/26 – AGM Insured	No Opt. Call	AA	3,768,344

1,000	Newark Housing Authority, New Jersey, City-Secured Police Facility Revenue Bonds, South Ward Police Facility, Series 2009A, 5.750%, 12/01/30 (Pre-refunded 12/01/19) – AGC Insured	12/19 at 100.00	A3 (4)	1,057,950

1,760	North Hudson Sewerage Authority, New Jersey, Gross Revenue Lease Certificates, Senior Lien Series 2012A, 5.000%, 6/01/23 (Pre-refunded 6/01/22)	6/22 at 100.00	N/R (4)	1,956,258

2,000	Passaic Valley Water Commission, New Jersey, Water System Revenue Bonds, Series 2003, 5.000%, 12/15/19 – AGM Insured	No Opt. Call	AA	2,092,640

6,165	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2018B., 5.000%, 6/01/46	6/28 at 100.00	BBB	6,638,965
44,400	Total New Jersey			48,728,793

	New Mexico – 0.2%

3,000	New Mexico Hospital Equipment Loan Council, First Mortgage Revenue Bonds, La Vida LLena Project, Series 2010A, 5.875%, 7/01/30	7/20 at 100.00	BBB	3,165,180

3,070	New Mexico Municipal Energy Acquisition Authority, Gas Supply Revenue Bonds, Refunding Sub-Series 2014A, 5.000%, 11/01/39 (Mandatory put 8/01/19)	8/19 at 100.00	Aa2	3,175,025

190	The Trails Public Improvement District, Albuquerque, New Mexico, Special Levy Revenue Bonds, Series 2008, 7.500%, 10/01/18	No Opt. Call	N/R	190,010
6,260	Total New Mexico			6,530,215

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	New York – 15.5%

$11,125	Brooklyn Arena Local Development Corporation, New York, Payment in Lieu of Taxes Revenue Bonds, Barclays Center Project, Refunding Series 2016A, 5.000%, 7/15/42	1/27 at 100.00	BBB–	$12,217,586

	Brooklyn Arena Local Development Corporation, New York, Payment in Lieu of Taxes Revenue Bonds, Barclays Center Project, Series 2009:
1,100	6.000%, 7/15/30 (Pre-refunded 1/15/20)	1/20 at 100.00	AA+ (4)	1,174,052
7,745	6.375%, 7/15/43 (Pre-refunded 1/15/20)	1/20 at 100.00	AA+ (4)	8,310,230

520	Buffalo and Erie County Industrial Land Development Corporation, New York, Revenue Bonds, Catholic Health System, Inc. Project, Series 2015, 4.000%, 7/01/45	7/25 at 100.00	BBB+	508,232

	Buffalo and Erie County Industrial Land Development Corporation, New York, Revenue Bonds, Charter School for Applied Technologies, Series 2017A:
500	4.500%, 6/01/27	6/24 at 103.00	BBB–	538,775
250	5.000%, 6/01/35	6/24 at 103.00	BBB–	270,910

1,440	Buffalo and Fort Erie Public Bridge Authority, New York, Toll Bridge System Revenue Bonds, Series 2017, 5.000%, 1/01/47	1/27 at 100.00	A+	1,632,600

2,500	Build New York City Resource Corporation, New York, Revenue Bonds, Manhattan College, Series 2017, 5.000%, 8/01/47	8/27 at 100.00	A–	2,803,875

7,500	Dormitory Authority of the State of New York State Personal Income tax Revenue Bonds (General Purpose), Series 2017A, 5.000%, 2/15/38	2/27 at 100.00	AAA	8,600,625

	Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory Facilities, Series 2017A:
2,000	5.000%, 7/01/30	7/27 at 100.00	Aa3	2,349,460
2,170	5.000%, 7/01/31	7/27 at 100.00	Aa3	2,543,500
2,500	5.000%, 7/01/32	7/27 at 100.00	Aa3	2,923,800

8,145	Dormitory Authority of the State of New York, Revenue Bonds, Icahn School of Medicine at Mount Sinai, Refunding Series 2015A, 5.000%, 7/01/45	7/25 at 100.00	A–	8,944,839

4,400	Dormitory Authority of the State of New York, Revenue Bonds, Memorial Sloan Kettering Cancer Center, Series 2017., 5.000%, 7/01/42	7/27 at 100.00	AA	5,048,120

4,955	Dormitory Authority of the State of New York, Revenue Bonds, New School University, Series 2010, 5.500%, 7/01/43 (Pre-refunded 7/01/20) – AGM Insured	7/20 at 100.00	AA (4)	5,322,711

2,000	Dormitory Authority of the State of New York, Revenue Bonds, New York University, Series 2017A, 5.000%, 7/01/29	7/27 at 100.00	Aa2	2,375,700

	Dormitory Authority of the State of New York, Revenue Bonds, Orange Regional Medical Center Obligated Group, Series 2017:
100	5.000%, 12/01/34, 144A	6/27 at 100.00	BBB–	111,314
300	5.000%, 12/01/36, 144A	6/27 at 100.00	BBB–	332,490

	Dormitory Authority of the State of New York, Revenue Bonds, Teachers College, Series 2017:
500	5.000%, 7/01/29	7/27 at 100.00	A+	584,330
175	5.000%, 7/01/32	7/27 at 100.00	A+	202,412

	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General Purpose, Series 2009A:
5	5.000%, 2/15/39 (Pre-refunded 2/15/19)	2/19 at 100.00	N/R (4)	5,110
10	5.000%, 2/15/39 (Pre-refunded 2/15/19)	2/19 at 100.00	AAA (4)	10,220

Nuveen All-American Municipal Bond Fund (continued)

Portfolio of Investments    June 30, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	New York (continued)

	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, Tender Option Bond Trust 2016-XF0525:
$1,995	10.729%, 2/15/33, 144A (IF)	2/19 at 100.00	AAA	$2,125,533
2,333	10.721%, 2/15/39, 144A (IF)	2/19 at 100.00	AAA	2,484,906

	Dormitory Authority of the State of New York, State Sales Tax Revenue Bonds, Series 2018A.:
24,020	5.000%, 3/15/36	3/28 at 100.00	AAA	28,080,341
8,000	5.000%, 3/15/37	3/28 at 100.00	AAA	9,344,960

1,365	Hempstead Town Local Development Corporation, New York, Education Revenue Bonds, The Academy Charter School Project, Series 2017A, 6.240%, 2/01/47	2/27 at 100.00	N/R	1,285,448

6,975	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Second Indenture Fiscal 2017 Series A, 5.000%, 2/15/32	2/27 at 100.00	Aa3	8,124,968

	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Senior Fiscal 2012 Series 2011A:
155	5.750%, 2/15/47	2/21 at 100.00	AA–	168,335
245	5.750%, 2/15/47 (Pre-refunded 2/15/21)	2/21 at 100.00	Aa3 (4)	270,019

	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2017.:
1,000	5.000%, 9/01/23	No Opt. Call	A–	1,134,310
500	5.000%, 9/01/25	No Opt. Call	A–	582,545

3,000	Long Island Power Authority, New York, Electric System Revenue Bonds, Series 2008A, 6.000%, 5/01/33 (Pre-refunded 5/01/19)	5/19 at 100.00	A– (4)	3,111,600

	Long Island Power Authority, New York, Electric System Revenue Bonds, Series 2011A:
1,000	5.000%, 5/01/36 (Pre-refunded 5/01/21) – AGM Insured	5/21 at 100.00	AA (4)	1,088,680
1,980	5.000%, 5/01/38 (Pre-refunded 5/01/21)	5/21 at 100.00	A– (4)	2,155,586

1,000	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Climate Bond Certified, Green Series 2017B-1, 5.000%, 11/15/29	11/27 at 100.00	AA	1,188,290

3,425	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Climate Bond Certified, Refunding Green Series 2017B-2, 5.000%, 11/15/28	11/27 at 100.00	AA	4,091,779

	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Capital Appreciation, Green Bonds, Series 2017C-2:
2,000	0.000%, 11/15/27	No Opt. Call	AA–	1,495,180
5,000	0.000%, 11/15/29	No Opt. Call	AA–	3,427,400

7,100	Monroe County Industrial Development Corporation, New York, Revenue Bonds, Rochester General Hospital Project, Series 2017, 5.000%, 12/01/46	12/26 at 100.00	A–	7,821,005

	Monroe County Industrial Development Corporation, New York, Revenue Bonds, University of Rochester Project, Series 2017A:
1,400	5.000%, 7/01/34	7/27 at 100.00	AA–	1,634,920
1,000	5.000%, 7/01/36	7/27 at 100.00	AA–	1,162,630
1,000	5.000%, 7/01/37	7/27 at 100.00	AA–	1,161,770

	Nassau County Local Economic Assistance Corporation, New York, Revenue Bonds, Catholic Health Services of Long Island Obligated Group Project, Series 2014:
235	5.000%, 7/01/23	No Opt. Call	A–	262,775
300	5.000%, 7/01/24	No Opt. Call	A–	339,369
210	5.000%, 7/01/26	7/24 at 100.00	A–	235,087

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	New York (continued)

	Nassau County, New York, General Obligation Bonds, General Improvement Series 2017C.:
$6,780	5.000%, 10/01/30	10/27 at 100.00	A+	$7,867,376
2,220	5.000%, 10/01/31	10/27 at 100.00	A+	2,566,342

	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Bronx Parking Development Company, LLC Project, Series 2007:
3,000	5.750%, 10/01/37 (11)	9/18 at 100.00	N/R	1,140,000
1,000	5.875%, 10/01/46 (11)	10/37 at 100.00	N/R	380,000

715	New York City Industrial Development Agency, New York, Revenue Bonds, Yankee Stadium Project PILOT, Series 2009A, 7.000%, 3/01/49 – AGC Insured	3/19 at 100.00	AA	739,882

	New York City Municipal Water Finance Authority, New York, Water and Sewer System Second General Resolution Revenue Bonds, Fiscal 2017 Series DD:
5,000	5.250%, 6/15/47	12/26 at 100.00	AA+	5,854,500
1,000	5.000%, 6/15/47	12/26 at 100.00	AA+	1,137,890

	New York City Municipal Water Finance Authority, New York, Water and Sewer System Second General Resolution Revenue Bonds, Fiscal 2017 Series EE:
5,000	5.000%, 6/15/36	6/27 at 100.00	AA+	5,788,250
5,000	5.000%, 6/15/37	6/27 at 100.00	AA+	5,784,000

1,000	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue Bonds, Tender Option Bond Trust 2015-XF0097, 13.407%, 6/15/39, 144A (IF)	6/19 at 100.00	N/R	1,119,990

	New York City Transitional Finance Authority, New York, Building Aid Revenue Bonds, Fiscal 2018, Series 2017S-1:
17,150	5.000%, 7/15/31	7/27 at 100.00	AA	20,083,165
5,000	5.000%, 7/15/35	7/27 at 100.00	AA	5,769,000

15,085	New York City Transitional Finance Authority, New York, Building Aid Revenue Bonds, Fiscal Series 2016S-1, 5.000%, 7/15/43	1/26 at 100.00	AA	16,975,754

10,500	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate Fiscal 2017 Series C, 5.000%, 11/01/30	5/27 at 100.00	AAA	12,331,200

10,750	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate Fiscal 2017 Series E-1, 5.000%, 2/01/43	2/27 at 100.00	AAA	12,269,190

6,885	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate Fiscal 2017 Series F-1, 5.000%, 5/01/39	5/27 at 100.00	AAA	7,905,426

11,845	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate Fiscal 2018 Series A-2., 5.000%, 8/01/39	8/27 at 100.00	AAA	13,643,900

	New York City, New York, General Obligation Bonds, Fiscal 2017 Series C:
10,000	5.000%, 8/01/27	2/27 at 100.00	AA	11,826,000
5,000	5.000%, 8/01/28	2/27 at 100.00	AA	5,904,550

4,000	New York City, New York, General Obligation Bonds, Fiscal 2018 Series A, 5.000%, 8/01/28	8/27 at 100.00	AA	4,761,040

	New York City, New York, General Obligation Bonds, Fiscal 2018 Series B-1:
11,000	5.250%, 10/01/31	10/27 at 100.00	AA	13,191,090
10,315	5.000%, 10/01/39	10/27 at 100.00	AA	11,915,269

7,000	New York Convention Center Development Corporation, New York, Revenue Bonds, Hotel Unit Fee Secured, Refunding Series 2015, 5.000%, 11/15/40	11/25 at 100.00	Aa3	7,894,250

Nuveen All-American Municipal Bond Fund (continued)

Portfolio of Investments    June 30, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	New York (continued)

$13,730	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 3 World Trade Center Project, Class 1 Series 2014, 5.000%, 11/15/44, 144A	11/24 at 100.00	N/R	$14,581,535

New York State Environmental Facilities Corporation, State Clean Water and Drinking Water Revolving Funds Revenue Bonds, New York City Municipal Water Finance Authority Projects-Second Resolution Bonds, Subordinated SRF Series 2017A:

10,000	5.000%, 6/15/42	6/27 at 100.00	AAA	11,585,000
28,360	5.000%, 6/15/46	6/27 at 100.00	AAA	32,782,742

575	New York State Urban Development Corporation, Special Project Revenue Bonds, University Facilities Grants, Series 1995, 5.500%, 1/01/19	No Opt. Call	AA	585,597

2,495	New York Transportation Development Corporation, New York, Special Facility Revenue Bonds, American Airlines, Inc. John F Kennedy International Airport Project, Refunding Series 2016, 5.000%, 8/01/20 (Alternative Minimum Tax)	No Opt. Call	BB–	2,630,878

2,660	New York Transportation Development Corporation, New York, Special Facility Revenue Bonds, American Airlines, Inc. John F Kennedy International Airport Project, Refunding Series 2016, 5.000%, 8/01/31 (Alternative Minimum Tax)	8/21 at 100.00	BB–	2,792,840

	New York Transportation Development Corporation, New York, Special Facility Revenue Bonds, Delta Air Lines, Inc. – LaGuardia Airport Terminals C&D Redevelopment Project, Series 2018.:
4,000	5.000%, 1/01/24 (Alternative Minimum Tax)	No Opt. Call	Baa3	4,460,360
10,000	5.000%, 1/01/27 (Alternative Minimum Tax)	No Opt. Call	Baa3	11,369,400
10,000	5.000%, 1/01/28 (Alternative Minimum Tax)	No Opt. Call	Baa3	11,472,600

	New York Transportation Development Corporation, Special Facilities Bonds, LaGuardia Airport Terminal B Redevelopment Project, Series 2016A:
8,120	4.000%, 7/01/37 – AGM Insured (Alternative Minimum Tax)	7/24 at 100.00	AA	8,258,608
14,340	5.000%, 7/01/46 (Alternative Minimum Tax)	7/24 at 100.00	BBB	15,486,053

3,500	Niagara Area Development Corporation, New York, Solid Waste Disposal Facility Revenue Refunding Bonds, Covanta Energy Project, Series 2012A, 5.250%, 11/01/42, 144A (Alternative Minimum Tax)	9/18 at 100.00	BB+	3,502,345

4,000	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, Two Hundred Fifth Series 2017, 5.000%, 11/15/35	11/27 at 100.00	AA–	4,673,800

	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, Two Hundred Second Series 2017:
6,500	5.000%, 10/15/33 (Alternative Minimum Tax)	4/27 at 100.00	AA–	7,421,505
11,000	5.000%, 10/15/36 (Alternative Minimum Tax)	4/27 at 100.00	AA–	12,451,120
12,235	5.000%, 4/15/37 (Alternative Minimum Tax)	4/27 at 100.00	AA–	13,839,008

795	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air Terminal LLC Project, Eighth Series 2010, 6.000%, 12/01/42	12/20 at 100.00	Baa1	871,447

1,170	Suffolk County Economic Development Corporation, New York, Revenue Bonds, Peconic Landing At Southold, Inc. Project, Refunding Series 2010, 5.875%, 12/01/30	12/20 at 100.00	BBB–	1,260,382

	Suffolk County, New York, General Obligation Bonds, Refunding Series 2017A:
5,000	5.000%, 2/01/25 – AGM Insured	No Opt. Call	AA	5,760,300
5,000	5.000%, 2/01/26 – AGM Insured	No Opt. Call	AA	5,820,450
3,675	5.000%, 2/01/27 – AGM Insured	No Opt. Call	AA	4,324,409

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	New York (continued)

$4,370	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds, MTA Bridges & Tunnels, Series 2017C-2, 5.000%, 11/15/42	11/27 at 100.00	AA–	$5,059,586

10,000	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds, MTA Bridges & Tunnels, Series 2018A., 5.000%, 11/15/45	5/28 at 100.00	AA–	11,604,100

1,360	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds, Refunding Subordinate Lien Series 2017A2, 5.000%, 11/15/42	5/27 at 100.00	AA–	1,564,626

1,400	Troy Capital Resource Corporation, New York, Revenue Bonds, Rensselaer Polytechnic Institute, Series 2010B, 5.000%, 9/01/20	No Opt. Call	A3	1,491,434

4,405	TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series 2006, 5.000%, 6/01/48	6/27 at 100.00	N/R	4,522,702

8,000	TSASC Inc., New York, Tobacco Settlement Asset-Backed Bonds, Fiscal 2017 Series A, 5.000%, 6/01/41	6/27 at 100.00	BBB+	8,675,600

25,480	Utility Debt Securitization Authority, New York, Restructuring Bonds, Refunding Series 2015, 5.000%, 12/15/37	12/25 at 100.00	AAA	29,133,322

15,000	Utility Debt Securitization Authority, New York, Restructuring Bonds, Series 2017, 5.000%, 12/15/40	12/27 at 100.00	AAA	17,533,200

5,200	Westchester County Local Development Corporation, New York, Revenue Bonds, Westchester Medical Center Obligated Group Project, Refunding Series 2016, 5.000%, 11/01/46	11/25 at 100.00	BBB	5,595,564
522,793	Total New York			587,546,904

	North Carolina – 0.4%

1,780	Charlotte, North Carolina, Water and Sewer System Refunding Bonds, Tender Option Bond Trust 2016-XL0012, 10.857%, 7/01/38, 144A (IF) (5)	7/20 at 100.00	N/R	2,108,855

1,000	North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds, Refunding Series 1993B, 6.000%, 1/01/22 – FGIC Insured (ETM)	No Opt. Call	Baa2 (4)	1,132,190

1,000	North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds, Series 2008C, 6.750%, 1/01/24 (Pre-refunded 1/01/19)	1/19 at 100.00	AAA (4)	1,025,970

	North Carolina Medical Care Commission, Retirement Facilities First Mortgage Revenue Bonds, Southminster Project, Refunding Series 2016:
335	5.000%, 10/01/31	10/24 at 102.00	N/R	363,415
890	5.000%, 10/01/37	10/24 at 102.00	N/R	956,697

	North Carolina Turnpike Authority, Monroe Expressway Toll Revenue Bonds, Series 2017A:
1,930	5.000%, 7/01/47	7/26 at 100.00	BBB–	2,105,051
1,005	5.000%, 7/01/51	7/26 at 100.00	BBB–	1,095,430
4,310	5.000%, 7/01/54	7/26 at 100.00	BBB–	4,697,814

2,000	North Carolina Turnpike Authority, Triangle Expressway System Revenue Bonds, Series 2009A, 5.750%, 1/01/39 (Pre-refunded 1/01/19) – AGC Insured	1/19 at 100.00	AA (4)	2,042,120
14,250	Total North Carolina			15,527,542

	North Dakota – 0.3%

2,585	Burleigh County, North Dakota, Health Care Revenue Bonds, Saint Alexius Medical Center Project, Refunding Series 2012A, 5.000%, 7/01/38 (Pre-refunded 7/01/22)	7/22 at 100.00	N/R (4)	2,873,925

Nuveen All-American Municipal Bond Fund (continued)

Portfolio of Investments    June 30, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	North Dakota (continued)

$2,060	Burleigh County, North Dakota, Multi-County Sales Tax Revenue Bonds, Series 2015A, 3.750%, 11/01/34 – AGM Insured	11/22 at 100.00	AA	$2,082,928

	Grand Forks, North Dakota, Health Care System Revenue Bonds, Altru Health System Obligated Group, Series 2012:
2,100	4.000%, 12/01/27	12/21 at 100.00	A–	2,132,760
3,535	5.000%, 12/01/32	12/21 at 100.00	A–	3,743,671
10,280	Total North Dakota			10,833,284

	Ohio – 2.5%

	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Senior Lien, Series 2007A-2:
8,960	5.125%, 6/01/24	9/18 at 100.00	B–	8,952,384
12,920	5.875%, 6/01/30	9/18 at 100.00	B–	12,984,600
4,060	5.750%, 6/01/34	9/18 at 100.00	B–	4,065,075
20,260	5.875%, 6/01/47	9/18 at 100.00	B–	20,346,713

	Butler County, Ohio, Hospital Facilities Revenue Bonds, UC Health, Series 2010:
3,000	5.250%, 11/01/29 (Pre-refunded 11/01/20)	11/20 at 100.00	A (4)	3,233,400
2,000	5.750%, 11/01/40 (Pre-refunded 11/01/20)	11/20 at 100.00	A (4)	2,178,280

3,040	Franklin County, Ohio, Healthcare Facilities Revenue Bonds, Ohio Presbyterian Retirement Services, Improvement Series 2010A, 5.625%, 7/01/26	7/20 at 100.00	BBB	3,190,358

	Lake County, Ohio, Hospital Facilities Revenue Bonds, Lake Hospital System, Inc., Refunding Series 2008C:
2,725	5.625%, 8/15/29 (Pre-refunded 8/15/18)	8/18 at 100.00	N/R (4)	2,738,243
525	5.625%, 8/15/29	8/18 at 100.00	A–	527,489

5,820	Lucas County, Ohio, Hospital Revenue Bonds, ProMedica Healthcare Obligated Group, Series 2011A, 6.000%, 11/15/41 (Pre-refunded 11/15/21)	11/21 at 100.00	A+ (4)	6,594,467

1,500	Middleburg Heights, Ohio, Hospital Facilities Revenue Bonds, Southwest General Health Center Project, Refunding Series 2011, 5.250%, 8/01/41	8/21 at 100.00	A2	1,633,065

3,500	Montgomery County, Ohio, Health Care and Multifamily Housing Revenue Bonds, Saint Leonard, Refunding & improvement Series 2010, 6.375%, 4/01/30	4/20 at 100.00	BBB–	3,701,565

3,700	Ohio Air Quality Development Authority, Ohio, Air Quality Development Revenue Bonds, FirstEnergy Generation Corporation Project, Series 2009A, 5.700%, 8/01/20 (11)	No Opt. Call	N/R	1,850,000

2,500	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Project, Refunding Series 2006A, 3.750%, 12/01/23 (Mandatory put 12/03/18) (11)	No Opt. Call	N/R	1,250,000

1,075	Ohio Air Quality Development Authority, Ohio, Revenue Bonds, Pratt Paper Ohio, LLC Project, Series 2017, 4.250%, 1/15/38, 144A (Alternative Minimum Tax)	1/28 at 100.00	N/R	1,102,982

1,500	Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2005B, 4.000%, 1/01/34 (Mandatory put 7/01/21) (11)	No Opt. Call	N/R	750,000

700	Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2008B, 3.625%, 10/01/33 (Mandatory put 4/01/20) (11)	No Opt. Call	N/R	350,000

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Ohio (continued)

$7,625	Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2008C, 3.950%, 11/01/32 (Mandatory put 5/01/20) (Alternative Minimum Tax) (11)	No Opt. Call	N/R	$3,812,500

	Southeastern Ohio Port Authority, Hospital Facilities Revenue Bonds, Memorial Health System Obligated Group Project, Refunding and Improvement Series 2012:
1,250	5.000%, 12/01/22	No Opt. Call	BB–	1,301,412
3,000	5.750%, 12/01/32	12/22 at 100.00	BB–	3,243,000
2,000	6.000%, 12/01/42	12/22 at 100.00	BB–	2,163,560

700	Toledo Lucas County Port Authority, Ohio, Revenue Bonds, Storypoint Waterville Project, Series 2016A-1, 6.125%, 1/15/34, 144A	1/24 at 104.00	N/R	732,858

2,960	Trumbull County, Ohio, Multifamily Housing Revenue Bonds, Royal Mall Apartments, Series 2007, 5.000%, 5/20/49 (Alternative Minimum Tax)	11/19 at 100.00	Aa1	3,012,392

	Wood County, Ohio, Hospital Facilities Refunding and Improvement Revenue Bonds, Wood County Hospital Project, Series 2012:
2,000	5.000%, 12/01/27	12/22 at 100.00	Ba1	2,112,360
2,500	5.000%, 12/01/32	12/22 at 100.00	Ba1	2,615,525
99,820	Total Ohio			94,442,228

	Oklahoma – 0.7%

	Oklahoma Development Finance Authority, Health System Revenue Bonds, OU Medicine Project, Series 2018B.:
4,385	5.500%, 8/15/52	8/28 at 100.00	Baa3	5,021,965
3,250	5.500%, 8/15/57	8/28 at 100.00	Baa3	3,707,372

	Oklahoma Development Finance Authority, Revenue Bonds, Provident Oklahoma Education Resources Inc.- Cross Village Student Housing Project, Series 2017:
7,500	5.000%, 8/01/52	8/27 at 100.00	BB	7,310,100
2,500	5.250%, 8/01/57	8/27 at 100.00	BB	2,436,850

9,090	Tulsa Municipal Airport Trust, Oklahoma, Revenue Bonds, American Airlines Inc., Refunding Series 2015, 5.000%, 6/01/35 (Mandatory put 6/01/25) (Alternative Minimum Tax)	6/25 at 100.00	BB–	9,798,747
26,725	Total Oklahoma			28,275,034

	Oregon – 0.6%

8,500	Deschutes County Hospital Facility Authority, Oregon, Hospital Revenue Bonds, Saint Charles Health System, Inc., Series 2016A, 5.000%, 1/01/48	1/26 at 100.00	A+	9,287,270

	Multnomah County Hospital Facilities Authority, Oregon, Revenue Bonds, Mirabella South Waterfront, Refunding Series 2014A:
1,855	5.400%, 10/01/44	10/24 at 100.00	N/R	1,985,499
1,600	5.500%, 10/01/49	10/24 at 100.00	N/R	1,716,736

935	Oregon Facilities Authority, Revenue Bonds, Concordia University Project, Series 2010A, 6.125%, 9/01/30, 144A (Pre-refunded 9/01/20)	9/20 at 100.00	N/R (4)	1,005,564

870	Oregon Housing and Community Services Department, Multifamily Housing Revenue Bonds, Refunding Series 2010A, 5.150%, 7/01/42 (Alternative Minimum Tax)	1/20 at 100.00	Aaa	896,752

7,155	Port of Portland, Oregon, International Airport Revenue Bonds, Series 2010-20C, 5.000%, 7/01/27 (Alternative Minimum Tax)	7/20 at 100.00	AA–	7,556,753
20,915	Total Oregon			22,448,574

Nuveen All-American Municipal Bond Fund (continued)

Portfolio of Investments    June 30, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Pennsylvania – 3.2%

$315	Allegheny Country Industrial Development Authority, Pennsylvania, Environmental Improvement Revenue Bonds, United States Steel Corporation Project, Series 2012, 5.750%, 8/01/42 (Alternative Minimum Tax)	8/22 at 100.00	BB–	$318,626

1,125	Allegheny County Higher Education Building Authority, Pennsylvania, Revenue Bonds, Carlow University, Series 2011, 6.750%, 11/01/31 (Pre-refunded 11/01/21)	11/21 at 100.00	BBB (4)	1,294,211

	Allentown Neighborhood Improvement Zone Development Authority, Pennsylvania, Tax Revenue Bonds, City Center Project, Series 2018.:
500	5.000%, 5/01/23, 144A	No Opt. Call	Ba1	538,090
300	5.000%, 5/01/42, 144A	5/28 at 100.00	Ba1	326,967

3,750	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2005A, 4.000%, 1/01/35 (Mandatory put 7/01/21) (11)	No Opt. Call	N/R	1,875,000

	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generation Project, Series 2006A:
5,800	4.375%, 1/01/35 (Mandatory put 7/01/22) (11)	No Opt. Call	N/R	5,553,500
455	3.500%, 4/01/41 (Mandatory put 6/01/20) (11)	No Opt. Call	N/R	227,500

2,000	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generation Project, Series 2006B, 3.500%, 12/01/35 (Mandatory put 6/01/20) (11)	No Opt. Call	N/R	1,000,000

	Cumberland County Municipal Authority Revenue Bonds, Pennsylvania, Diakon Lutheran Social Ministries Project, Series 2009:
100	6.125%, 1/01/29	1/19 at 100.00	BBB+	101,765
900	6.125%, 1/01/29 (Pre-refunded 1/01/19)	1/19 at 100.00	N/R (4)	920,385

1,545	Cumberland County Municipal Authority, Pennsylvania, Revenue Bonds, Diakon Lutheran Social Ministries Project, Series 2015, 5.000%, 1/01/38	1/25 at 100.00	BBB+	1,673,915

2,000	Delaware County Authority, Pennsylvania, Revenue Bonds, Neumann College, Series 2008, 6.125%, 10/01/34 (Pre-refunded 10/01/18)	10/18 at 100.00	BBB (4)	2,022,520

	Montgomery County Higher Education and Health Authority, Pennsylvania, Revenue Bonds, Thomas Jefferson University, Series 2018A.:
2,185	5.000%, 9/01/43	9/28 at 100.00	A+	2,459,152
5,445	5.000%, 9/01/48	9/28 at 100.00	A+	6,093,608

705	Montgomery County Industrial Development Authority, Pennsylvania, FHA Insured Mortgage Revenue Bonds, New Regional Medical Center Project, Series 2010, 5.375%, 8/01/38 (Pre-refunded 8/01/20)	8/20 at 100.00	N/R (4)	758,115

910	Montgomery County Industrial Development Authority, Pennsylvania, FHA Insured Mortgage Revenue Bonds, New Regional Medical Center Project, Tender Option Bond Trust 2017-XF2454, 13.563%, 8/01/24, 144A (IF) (5)	8/20 at 100.00	N/R	1,120,301

	Montgomery County Industrial Development Authority, Pennsylvania, Health System Revenue Bonds, Albert Einstein Healthcare Network Issue, Series 2015A:
1,860	5.250%, 1/15/45	1/25 at 100.00	Baa3	1,993,585
1,310	5.250%, 1/15/46	1/25 at 100.00	Baa3	1,403,311

1,650	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, National Gypsum Company, Refunding Series 2014, 5.500%, 11/01/44 (Alternative Minimum Tax)	11/24 at 100.00	N/R	1,746,393

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Pennsylvania (continued)

$1,000	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Refunding Bonds, PPL Energy Supply, LLC Project, Series 2009A, 6.400%, 12/01/38	9/25 at 100.00	B+	$1,022,910

4,500	Pennsylvania Economic Development Financing Authority, Governmental Lease Revenue Bonds, Forum Place Project, Series 2012, 5.000%, 3/01/34	3/22 at 100.00	A	4,785,570

2,465	Pennsylvania Economic Development Financing Authority, Health System Revenue Bonds , Albert Einstein Healthcare, Series 2009A, 6.250%, 10/15/23 (Pre-refunded 10/15/19)	10/19 at 100.00	N/R (4)	2,577,749

	Pennsylvania Economic Development Financing Authority, Private Activity Revenue Bonds, Pennsylvania Rapid Bridge Replacement Project, Series 2015:
7,055	5.000%, 12/31/38 (Alternative Minimum Tax)	6/26 at 100.00	BBB	7,735,666
3,750	5.000%, 6/30/42 (Alternative Minimum Tax)	6/26 at 100.00	BBB	4,095,450

1,200	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Edinboro University Foundation Student Housing Project, Series 2010, 5.800%, 7/01/30 (Pre-refunded 7/01/20)	7/20 at 100.00	N/R (4)	1,293,372

7,405	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2015A-1, 5.000%, 12/01/45	6/25 at 100.00	A+	8,138,613

15,000	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Subordinate Series 2009C, 6.250%, 6/01/33 – AGM Insured	6/26 at 100.00	AA	18,457,500

480	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Global Leadership Academy Project, Series 2010, 5.750%, 11/15/30	11/20 at 100.00	BB	491,674

2,000	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, Ninth Series, 2010, 5.000%, 8/01/30 (Pre-refunded 8/01/20)	8/20 at 100.00	A (4)	2,129,080

4,000	Philadelphia, Pennsylvania, Airport Revenue Bonds, Refunding Series 2017B., 5.000%, 7/01/34 (Alternative Minimum Tax)	7/27 at 100.00	A	4,552,160

260	Philadelphia, Pennsylvania, Airport Revenue Bonds, Series 2010A, 5.000%, 6/15/40 – AGM Insured	6/20 at 100.00	AA	273,257

2,380	Philadelphia, Pennsylvania, General Obligation Bonds, Refunding Series 2011, 6.500%, 8/01/41 (Pre-refunded 8/01/20)	8/20 at 100.00	A (4)	2,613,764

8,875	Philadelphia, Pennsylvania, Water and Wastewater Revenue Bonds, Refunding Series 2012, 5.000%, 11/01/28	11/22 at 100.00	A+	9,840,955

2,400	Pittsburgh and Allegheny County Sports and Exhibition Authority, Pennsylvania, Hotel Room Excise Tax Revenue Bonds, Refunding Series 2010, 5.000%, 2/01/30 – AGM Insured	8/20 at 100.00	AA	2,535,720

3,000	Southeastern Pennsylvania Transportation Authority, Capital Grant Receipts Bonds, Federal Transit Administration Section 5309 Fixed Guideway Modernization Formula Funds, Series 2011, 5.000%, 6/01/28 (Pre-refunded 6/01/21)	6/21 at 100.00	AA– (4)	3,265,680

	The Hospitals and Higher Education Facilities Authority of Philadelphia, Pennsylvania, Hospital Revenue Bonds, Temple University Health System Obligated Group, Series of 2017:
8,865	5.000%, 7/01/31	7/27 at 100.00	BBB–	9,804,247
1,930	5.000%, 7/01/32	7/27 at 100.00	BBB–	2,129,794
5,400	5.000%, 7/01/34	7/27 at 100.00	BBB–	5,911,326
114,820	Total Pennsylvania			123,081,431

Nuveen All-American Municipal Bond Fund (continued)

Portfolio of Investments    June 30, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	South Carolina – 0.9%

$325	Greenville, South Carolina, Hospital Facilities Revenue Bonds, Series 1990, 6.000%, 5/01/20	No Opt. Call	AA–	$339,801

5,000	South Carolina Public Service Authority Santee Cooper Revenue Obligations, Refunding Series 2016B, 5.000%, 12/01/56	12/26 at 100.00	A+	5,383,550

7,140	South Carolina Public Service Authority, Electric System Revenue Bonds, Santee Cooper, Refunding Series 2012D, 5.000%, 12/01/43	6/22 at 100.00	A+	7,496,072

	South Carolina Public Service Authority, Revenue Obligation Bonds, Santee Cooper Electric System, Series 2008A:
70	5.375%, 1/01/28 (Pre-refunded 1/01/19)	1/19 at 100.00	A+ (4)	71,363
1,930	5.375%, 1/01/28 (Pre-refunded 1/01/19)	1/19 at 100.00	AAA (4)	1,967,577

2,165	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Refunding Series 2016A, 5.000%, 12/01/31	6/26 at 100.00	A+	2,393,970

2,000	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Series 2013A, 5.500%, 12/01/33	12/23 at 100.00	A+	2,212,180

4,520	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Series 2013E, 5.000%, 12/01/48	12/23 at 100.00	A+	4,785,143

	South Carolina State Ports Authority Revenue Bonds, Series 2018.:
4,860	5.000%, 7/01/31 (Alternative Minimum Tax)	7/28 at 100.00	A+	5,652,958
3,760	5.000%, 7/01/32 (Alternative Minimum Tax)	7/28 at 100.00	A+	4,362,954
31,770	Total South Carolina			34,665,568

	South Dakota – 0.1%

2,500	Rapid City, South Dakota, Airport Customer Facility Charge Revenue Bonds, Recovery Zone Facility Bond Series 2010B, 7.000%, 12/01/30	12/20 at 102.00	N/R	2,708,250

1,000	Rapid City, South Dakota, Airport Revenue Bonds, Passenger Facility Charge Supported, Refunding Series 2011A, 7.000%, 12/01/35	12/19 at 100.00	Baa3	1,068,330

910	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Sanford Health, Series 2015, 5.000%, 11/01/45	11/25 at 100.00	A+	1,003,075
4,410	Total South Dakota			4,779,655

	Tennessee – 1.5%

3,670	Blount County Public Building Authority, Tennessee, Local Government Public Improvement Loan Bonds, Washington County, Series 2007B-12-A, 4.375%, 6/01/35 (Pre-refunded 6/01/19) – SYNCORA GTY Insured	6/19 at 100.00	AA (4)	3,764,759

	Chattanooga Health, Educational and Housing Facility Board, Tennessee, Revenue Bonds, Catholic Health Initiatives, Series 2008D:
510	6.000%, 10/01/23	10/18 at 100.00	BBB+	514,927
1,500	6.125%, 10/01/28	10/18 at 100.00	BBB+	1,514,865

3,000	Claiborne County, Tennessee, Industrial Development Board, Revenue Refunding Bonds, Lincoln Memorial University Project, Series 2009, 6.625%, 10/01/39	10/19 at 100.00	N/R	3,126,420

	Greeneville Health and Educational Facilities Board, Tennessee, Hospital Revenue Bonds, Ballad Health, Series 2018A.:
5,000	5.000%, 7/01/31	7/23 at 100.00	A	5,453,350
4,860	5.000%, 7/01/32	7/23 at 100.00	A	5,293,609
1,660	5.000%, 7/01/33	7/23 at 100.00	A	1,804,088
6,500	5.000%, 7/01/34	7/23 at 100.00	A	7,045,480

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Tennessee (continued)

$1,440	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Revenue Bonds, Belmont University Project, Series 2012, 5.000%, 11/01/26	11/21 at 100.00	A	$1,557,576

1,900	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Revenue Bonds, Knowledge Academy Charter School, Series 2017A, 5.500%, 6/15/37, 144A	6/27 at 100.00	N/R	1,862,722

5,240	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Revenue Bonds, Vanderbilt University Medical Center, Series 2016, 5.000%, 7/01/46 (UB) (5)	7/26 at 100.00	A1	5,807,125

	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Revenue Bonds, Vanderbilt University, Series 2009A:
215	5.000%, 10/01/39 (Pre-refunded 10/01/19)	10/19 at 100.00	N/R (4)	223,858
785	5.000%, 10/01/39 (Pre-refunded 10/01/19)	10/19 at 100.00	AA+ (4)	818,331

1,685	Metropolitan Government of Nashville-Davidson County, Tennessee, Water and Sewerage Revenue Bonds, Green Series 2017A, 5.000%, 7/01/42	7/27 at 100.00	AA	1,951,820

	South Blount County Utility District, Tennessee, Waterworks Revenue Bonds, Improvement & Refunding Series 2009:
635	5.250%, 12/01/39 (Pre-refunded 12/01/19) – AGM Insured	12/19 at 100.00	AA (4)	666,471
1,365	5.250%, 12/01/39 – AGM Insured	12/19 at 100.00	AA	1,430,697

1,000	The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series 2006A, 5.250%, 9/01/21	No Opt. Call	A	1,090,370

10,870	The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series 2006C, 4.000%, 5/01/48 (Mandatory put 5/01/23)	5/23 at 100.434	A3	11,586,442
51,835	Total Tennessee			55,512,910

	Texas – 7.1%

	Arlington Higher Education Finance Corporation, Texas, Education Revenue Bonds, Uplift Education, Series 2016A:
125	5.000%, 12/01/46	12/26 at 100.00	BBB–	134,869
740	5.000%, 12/01/51	12/26 at 100.00	BBB–	792,932

10,000	Arlington, Texas, Special Tax Revenue Bonds, Subordinate Senior Lien Series 2018C., 5.000%, 2/15/48 – BAM Insured	2/23 at 100.00	AA	10,775,400

5,280	Bexar County, Texas, Venue Project Revenue Bonds, Refunding Combined Venue Tax Series 2010, 5.500%, 8/15/49 – AGM Insured	8/19 at 100.00	AA	5,481,749

430	Brownsville, Texas, Utility System Revenue Bonds, Refunding Series 2008, 5.000%, 9/01/27 – AGM Insured	9/18 at 100.00	AA	432,322

1,745	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien Series 2010, 5.750%, 1/01/25 (Pre-refunded 1/01/20)	1/20 at 100.00	BBB+ (4)	1,848,845

3,400	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien Series 2011, 6.250%, 1/01/46 (Pre-refunded 1/01/21)	1/21 at 100.00	BBB+ (4)	3,754,280

2,100	Clifton Higher Education Finance Corporation, Texas, Education Revenue Bonds, Tejano Center for Community Concerns, Inc.-Raul Yzaguirre School for Success, Refunding Series 2009A, 8.750%, 2/15/28	9/18 at 100.00	B	2,104,368

2,745	Clifton Higher Education Finance Corporation, Texas, Education Revenue Bonds, Idea Public Schools, Series 2012, 5.000%, 8/15/32	8/22 at 100.00	BBB+	2,887,493

Nuveen All-American Municipal Bond Fund (continued)

Portfolio of Investments    June 30, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Texas (continued)

$1,250	Clifton Higher Education Finance Corporation, Texas, Education Revenue Bonds, Idea Public Schools, Series 2013, 6.000%, 8/15/33	8/23 at 100.00	BBB+	$1,412,050

2,500	Clifton Higher Education Finance Corporation, Texas, Education Revenue Bonds, Uplift Education Charter School, Series 2014A, 4.250%, 12/01/34	12/24 at 100.00	BBB–	2,543,450

9,700	Clifton Higher Education Finance Corporation, Texas, Education Revenue Bonds, Uplift Education Charter School, Series 2015A, 5.000%, 12/01/50	6/25 at 100.00	BBB–	10,292,379

12,265	Dallas Area Rapid Transit, Texas, Sales Tax Revenue Bonds, Series 2016, 5.000%, 12/01/46 (UB) (5)	12/25 at 100.00	AA+	13,831,731

	Dallas-Fort Worth International Airport, Texas, Joint Revenue Bonds, Refunding Series 2011C:
3,500	5.000%, 11/01/24	11/20 at 100.00	A+	3,745,000
1,500	5.000%, 11/01/25	11/20 at 100.00	A+	1,603,935

20	Dallas-Fort Worth International Airport, Texas, Joint Revenue Bonds, Refunding Series 2012B, 5.000%, 11/01/35	11/20 at 100.00	A+	21,221

5,000	Dallas-Fort Worth International Airport, Texas, Joint Revenue Bonds, Refunding Series 2012E, 5.000%, 11/01/42 (Alternative Minimum Tax)	11/21 at 100.00	A+	5,320,800

60	Danbury Higher Education Authority Inc., Texas, Golden Rule Charter School Revenue Bonds, Series 2008A, 6.500%, 8/15/38	2/18 at 100.00	N/R	60,000

1,720	Fort Bend County Industrial Development Corporation, Texas, Revenue Bonds, NRG Energy Inc. Project, Series 2012A. RMKT, 4.750%, 5/01/38	11/22 at 100.00	Baa3	1,765,202

1,075	Gulf Coast Industrial Development Authority, Texas, Solid Waste Disposal Revenue Bonds, Citgo Petroleum Corporation Project, Series 1995, 4.875%, 5/01/25 (Alternative Minimum Tax)	10/22 at 100.00	BB	1,111,743

8,585	Harris County Cultural Education Facilities Finance Corporation, Texas, Revenue Refunding Bonds, Young Men’s Christian Association of the Greater Houston Area, Series 2013A, 5.000%, 6/01/33	6/23 at 100.00	Baa3	9,105,509

2,000	Harris County Cultural Education Facilities Finance Corporation, Texas, Thermal Utility Revenue Bonds, TECO Project, Series 2017., 5.000%, 11/15/26	No Opt. Call	AA	2,357,120

2,000	Harris County Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, Memorial Hermann Healthcare System, Series 2008B, 7.250%, 12/01/35 (Pre-refunded 12/01/18)	12/18 at 100.00	N/R (4)	2,047,760

3,000	Harrison County Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, Good Shepherd Health System, Refunding Series 2010, 5.250%, 7/01/28	7/20 at 100.00	A	3,116,130

1,270	Houston, Texas, Airport System Revenue Bonds, Refunding Subordinate Lien Series 2011A, 5.000%, 7/01/25 (Alternative Minimum Tax)	7/21 at 100.00	A+	1,365,618

1,735	Houston, Texas, Airport System Special Facilities Revenue Bonds, United Airlines Inc. Terminal Improvement Project, Refunding Series 2015B-1, 5.000%, 7/15/30 (Alternative Minimum Tax)	7/25 at 100.00	BB	1,886,969

1,500	Houston, Texas, Airport System Special Facilities Revenue Bonds, United Airlines Inc. Terminal Improvement Project, Refunding Series 2015C, 5.000%, 7/15/20 (Alternative Minimum Tax)	No Opt. Call	BB	1,580,295

250	Houston, Texas, Airport System Special Facilities Revenue Bonds, United Airlines, Inc. Terminal E Project, Refunding Series 2014, 5.000%, 7/01/29 (Alternative Minimum Tax)	7/24 at 100.00	BB	270,963

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Texas (continued)

$8,755	Houston, Texas, Combined Utility System Revenue Bonds, Refunding First Lien Series 2017B, 5.000%, 11/15/37	11/27 at 100.00	Aa2	$10,105,721

1,955	Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Convention and Entertainment Facilities Department, Refunding Series 2011A, 5.250%, 9/01/28	9/21 at 100.00	A2	2,126,062

335	Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Convention and Entertainment Facilities Department, Refunding Series 2014, 5.000%, 9/01/34	9/24 at 100.00	A2	369,646

	Kerrville Health Facilities Development Corporation, Texas, Revenue Bonds, Sid Peterson Memorial Hospital Project, Series 2015:
1,360	5.000%, 8/15/30	8/25 at 100.00	BBB+	1,491,063
1,280	5.000%, 8/15/35	8/25 at 100.00	BBB+	1,382,400

6,720	Love Field Airport Modernization Corporation, Texas, Special Facilities Revenue Bonds, Southwest Airlines Company – Love Field Modernization Program Project, Series 2012, 5.000%, 11/01/28 (Alternative Minimum Tax)	11/22 at 100.00	A3	7,269,898

1,315	Mission Economic Development Corporation, Texas, Revenue Bonds, Natgasoline Project, Series 2016B, 5.750%, 10/01/31, 144A (Alternative Minimum Tax)	10/18 at 103.00	BB–	1,360,959

4,590	Mission Economic Development Corporation, Texas, Water Supply Revenue Bonds, Enviro Water Minerals Project, Green Bonds, Series 2015, 7.750%, 1/01/45, 144A (Alternative Minimum Tax) (11)	1/26 at 102.00	N/R	3,889,933

	New Hope Cultural Education Facilities Finance Corporation, Texas, Retirement Facility Revenue Bonds, Legacy at Willow Bend Project, Series 2016:
665	5.000%, 11/01/46	11/23 at 103.00	N/R	695,364
805	5.000%, 11/01/51	11/23 at 103.00	N/R	838,899

	New Hope Cultural Education Facilities Finance Corporation, Texas, Retirement Facility Revenue Bonds, Methodist Retirement Communities Crestview Project, Series 2016:
1,100	5.000%, 11/15/36	11/24 at 102.00	N/R	1,155,946
1,550	5.000%, 11/15/46	11/24 at 102.00	N/R	1,617,735

755	New Hope Cultural Education Facilities Finance Corporation, Texas, Retirement Facility Revenue Bonds, Wesleyan Homes, Inc. Project, Series 2014, 5.500%, 1/01/43	1/25 at 100.00	N/R	807,631

8,455	New Hope Cultural Education Facilities Finance Corporation, Texas, Retirement Facility Revenue Bonds, Westminster Project, Series 2016, 4.000%, 11/01/36	11/24 at 102.00	N/R	8,514,270

New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing Revenue Bonds, CHF-Collegiate Housing Corpus Christi II, L.L.C. – Texas A&M University-Corpus Christi Project, Series 2016A:

30	5.000%, 4/01/31	4/26 at 100.00	BBB–	31,450
360	5.000%, 4/01/36	4/26 at 100.00	BBB–	372,827
65	5.000%, 4/01/48	4/26 at 100.00	BBB–	66,461

6,625	New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing Revenue Bonds, CHF-Collegiate Housing Foundation – College Station I LLC – Texas A&M University Project, Series 2014A, 4.100%, 4/01/34 – AGM Insured	4/24 at 100.00	AA	6,757,235

Nuveen All-American Municipal Bond Fund (continued)

Portfolio of Investments    June 30, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Texas (continued)

New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing Revenue Bonds, CHF-Collegiate Housing Foundation – San Antonio 1, L.L.C. – Texas A&M University – San Antonio Project, Series 2016A:

$1,275	5.000%, 4/01/31	4/26 at 100.00	BBB–	$1,342,626
1,290	5.000%, 4/01/36	4/26 at 100.00	BBB–	1,337,678
2,445	5.000%, 4/01/48	4/26 at 100.00	BBB–	2,506,345

1,250	New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing Revenue Bonds, CHF-Collegiate Housing Foundation – Stephenville II, L.L.C. – Tarleton State University Project, Series 2014A, 5.000%, 4/01/34	4/24 at 100.00	BBB–	1,342,687

3,000	New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing Revenue Bonds, CHF-Collegiate Housing Galveston-Texas A&M University at Galveston Project, Series 2014A, 5.000%, 4/01/34	4/24 at 100.00	Baa3	3,248,400

10,000	New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing Revenue Bonds, NCCD – College Station Properties LLC – Texas A&M University Project, Series 2015A, 5.000%, 7/01/47	7/25 at 100.00	B1	8,926,900

1,500	New Hope Cultural Educational Finance Corp, Texas, Hospital Revenue Bonds, Children’s Health Systems, Series 2017A., 5.000%, 8/15/28	8/27 at 100.00	Aa2	1,762,530

10,880	North Texas Tollway Authority, Special Projects System Revenue Bonds, Convertible Capital Appreciation Series 2011C, 0.000%, 9/01/45 (Pre-refunded 9/01/31) (7)	9/31 at 100.00	N/R (4)	13,047,949

2,000	North Texas Tollway Authority, Special Projects System Revenue Bonds, Series 2011A, 5.500%, 9/01/41 (Pre-refunded 9/01/21)	9/21 at 100.00	N/R (4)	2,214,640

	North Texas Tollway Authority, System Revenue Bonds, First Tier Series 2009A:
560	6.000%, 1/01/28	1/19 at 100.00	A1	571,525
2,440	6.000%, 1/01/28 (Pre-refunded 1/01/19)	1/19 at 100.00	N/R (4)	2,494,998

4,410	North Texas Tollway Authority, System Revenue Bonds, Refunding Second Tier, Series 2015A, 5.000%, 1/01/34	1/25 at 100.00	A2	4,918,693

4,395	Port of Houston Authority, Harris County, Texas, General Obligation Bonds, Refunding Series 2018A, 5.000%, 10/01/32 (WI/DD, Settling 7/18/18) (Alternative Minimum Tax)	10/28 at 100.00	AAA	5,141,403

2,695	Port of Houston Authority, Harris County, Texas, General Obligation Bonds, Series 2010D-1, 5.000%, 10/01/30	10/20 at 100.00	AAA	2,882,572

	Reagan Hospital District of Reagan County, Texas, Limited Tax Revenue Bonds, Series 2014A:
655	5.000%, 2/01/29	2/24 at 100.00	Ba2	685,104
1,805	5.000%, 2/01/34	2/24 at 100.00	Ba2	1,905,466
385	5.125%, 2/01/39	2/24 at 100.00	Ba2	399,815

645	SA Energy Acquisition Public Facilities Corporation, Texas, Gas Supply Revenue Bonds, Series 2007, 5.500%, 8/01/27	No Opt. Call	A	765,525

9,030	Southwest Higher Education Authority Inc., Texas, Revenue Bonds, Southern Methodist University, Refunding Series 2009, 5.000%, 10/01/36 (Pre-refunded 10/01/19)	10/19 at 100.00	AA– (4)	9,413,414

	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue Bonds, Scott & White Healthcare Project, Series 2010:
70	5.500%, 8/15/45 (Pre-refunded 8/15/20)	8/20 at 100.00	N/R (4)	75,399
870	5.500%, 8/15/45 (Pre-refunded 8/15/20)	8/20 at 100.00	AA– (4)	939,000

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Texas (continued)

$3,000	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Revenue Bonds, Texas Health Resources System, Series 2016A, 5.000%, 2/15/41	8/26 at 100.00	AA	$3,374,100

3,670	Texas Municipal Gas Acquisition and Supply Corporation III, Gas Supply Revenue Bonds, Series 2012, 5.000%, 12/15/27	12/22 at 100.00	A3	4,007,163

10,115	Texas Private Activity Bond Surface Transpiration Corporation, Senior Lien Revenue Bonds, Blueridge Transportation Group, LLC SH 288 Toll Lanes Project, Series 2016, 5.000%, 12/31/40 (Alternative Minimum Tax)	12/25 at 100.00	Baa3	11,003,299

845	Texas Private Activity Bond Surface Transportation Corporation, Revenue Bonds, NTE Mobility Partners LLC North Tarrant Express Managed Lanes Project, Senior Lien Series 2009, 6.875%, 12/31/39	12/19 at 100.00	Baa2	898,894

7,800	Texas Private Activity Bond Surface Transportation Corporation, Senior Lien Revenue Bonds, LBJ Infrastructure Group LLC IH-635 Managed Lanes Project, Series 2010, 7.000%, 6/30/40	6/20 at 100.00	Baa3	8,463,546

7,300	Texas Private Activity Bond Surface Transportation Corporation, Senior Lien Revenue Bonds, NTE Mobility Partners Segments 3 Segments 3A & 3B Facility, Series 2013, 6.750%, 6/30/43 (Alternative Minimum Tax)	9/23 at 100.00	Baa3	8,542,387

1,750	Texas State, General Obligation Bonds, Water Financial Assistance, Tender Option Bond Trust 2015-XF0075, 13.587%, 8/01/34, 144A (IF)	8/19 at 100.00	AAA	1,981,070

	Texas Transportation Commission, Central Texas Turnpike System Revenue Bonds, First Tier Refunding Series 2015B:
16,500	0.000%, 8/15/36	8/24 at 59.60	A–	7,671,675
7,000	0.000%, 8/15/37	8/24 at 56.94	A–	3,105,620

11,000	Texas Transportation Commission, Central Texas Turnpike System Revenue Bonds, Second Tier Refunding Series 2015C, 5.000%, 8/15/42	8/24 at 100.00	BBB+	11,901,010

115	Travis County Health Facilities Development Corporation, Texas, Revenue Bonds, Westminster Manor, Series 2010, 7.000%, 11/01/30	11/20 at 100.00	N/R	122,676

600	Travis County Health Facilities Development Corporation, Texas, Revenue Bonds, Westminster Manor, Series 2010, 7.000%, 11/01/30 (Pre-refunded 11/01/20)	11/20 at 100.00	N/R (4)	669,774

500	Uptown Development Authority, Houston, Texas, Tax Increment Contract Revenue Bonds, Infrastructure Improvement Facilities, Series 2009, 5.250%, 9/01/24 (Pre-refunded 9/01/19)	9/19 at 100.00	BBB (4)	520,725

1,030	Viridian Municipal Management District, Texas, Reinvest Zone 6 Tax Increment Revenue Bonds, Refunding Road Improvement Series 2015, 6.000%, 12/01/32 – BAM Insured	12/24 at 100.00	AA	1,237,566

1,135	Viridian Municipal Management District, Texas, Reinvest Zone 6 Tax Increment Revenue Bonds, Refunding Utility Improvement Series 2015, 6.000%, 12/01/31 – BAM Insured	12/24 at 100.00	AA	1,365,961
266,175	Total Texas			271,291,768

	Utah – 1.1%

20,000	Salt Lake City, Utah, Airport Revenue Bonds, International Airport Series 2017A, 5.000%, 7/01/42 (Alternative Minimum Tax)	7/27 at 100.00	A+	22,577,600

7,000	Utah County, Utah, Hospital Revenue Bonds, IHC Health Services Inc., Series 2018A, 5.000%, 5/15/41 (WI/DD, Settling 7/17/18)	5/26 at 100.00	AA+	7,866,040

Nuveen All-American Municipal Bond Fund (continued)

Portfolio of Investments    June 30, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Utah (continued)

	Utah State Charter School Finance Authority Charter School Revenue Bonds, Vista at Entrada School of Performing Arts and Technology) Series 2012:
$475	5.600%, 7/15/22	No Opt. Call	BBB–	$497,292
850	6.300%, 7/15/32	7/22 at 100.00	BBB–	922,471

1,000	Utah State Charter School Finance Authority, Charter School Revenue Bonds, Navigator Pointe Academy Project, Series 2010A, 5.625%, 7/15/40	7/20 at 100.00	BBB	1,016,750

1,250	Utah State Charter School Finance Authority, Charter School Revenue Bonds, North Davis Preparatory Academy, Series 2010, 6.250%, 7/15/30	7/20 at 100.00	BBB–	1,323,187

1,135	Utah State Charter School Finance Authority, Charter School Revenue Bonds, Paradigm High School, Series 2010A, 6.375%, 7/15/40	7/20 at 100.00	BB	1,164,567

	Utah State Charter School Finance Authority, Revenue Bonds, George Washington Academy Project, Series 2011A:
1,950	7.750%, 7/15/31 (Pre-refunded 7/15/21)	7/21 at 100.00	BBB– (4)	2,226,120
3,520	8.000%, 7/15/41 (Pre-refunded 7/15/21)	7/21 at 100.00	BBB– (4)	4,128,326
37,180	Total Utah			41,722,353

	Vermont – 0.1%

	Vermont Educational and Health Buildings Financing Agency, Revenue Bonds, Vermont Law School Project, Series 2011A:
1,815	6.125%, 1/01/28 (Pre-refunded 1/01/21)	1/21 at 100.00	N/R (4)	1,998,624
1,000	6.250%, 1/01/33 (Pre-refunded 1/01/21)	1/21 at 100.00	N/R (4)	1,104,200
2,815	Total Vermont			3,102,824

	Virginia – 2.0%

2,000	Metropolitan Washington Airports Authority, Virginia, Airport System Revenue Bonds, Refunding Series 2011C, 5.000%, 10/01/26 (Alternative Minimum Tax)	10/21 at 100.00	AA–	2,167,180

3,745	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Second Senior Lien Revenue Bonds, Series 2009B, 0.000%, 10/01/31 – AGC Insured	No Opt. Call	AA	2,259,995

5,240	Norfolk Economic Development Authority, Virginia, Hospital Facility Revenue Bonds, Sentara Healthcare Systems, Refunding Series 2018A., 5.000%, 11/01/48 (Mandatory put 11/01/28)	No Opt. Call	AA	6,283,127

	Richmond, Virginia, General Obligation Bonds, Refunding & Public Improvement Series 2017D.:
1,080	5.000%, 3/01/31	No Opt. Call	AA+	1,343,531
255	5.000%, 3/01/32	No Opt. Call	AA+	320,295

10,070	Tobacco Settlement Financing Corporation of Virginia, Tobacco Settlement Asset Backed Bonds, Series 2007B1, 5.000%, 6/01/47	9/18 at 100.00	B–	10,069,799

1,000	Virginia College Building Authority, Educational Facilities Revenue Bonds, Marymount University Project, Green Series 2015B, 5.000%, 7/01/45, 144A	7/25 at 100.00	BB+	1,054,250

	Virginia Small Business Financing Authority, Private Activity Revenue Bonds, Transform 66 P3 Project, Senior Lien Series 2017:
3,400	5.000%, 12/31/47 (Alternative Minimum Tax)	6/27 at 100.00	BBB	3,732,724
15,715	5.000%, 12/31/49 (Alternative Minimum Tax)	6/27 at 100.00	BBB	17,227,726
11,860	5.000%, 12/31/52 (Alternative Minimum Tax)	6/27 at 100.00	BBB	12,973,180

5,500	Virginia Small Business Financing Authority, Senior Lien Revenue Bonds, 95 Express Lanes LLC Project, Series 2012, 5.000%, 1/01/40 (Alternative Minimum Tax)	1/22 at 100.00	BBB	5,819,220

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Virginia (continued)

	Virginia Small Business Financing Authority, Senior Lien Revenue Bonds, Elizabeth River Crossing, Opco LLC Project, Series 2012:
$3,515	5.250%, 1/01/32 (Alternative Minimum Tax)	7/22 at 100.00	BBB	$3,799,610
6,515	5.500%, 1/01/42 (Alternative Minimum Tax)	7/22 at 100.00	BBB	7,049,816
69,895	Total Virginia			74,100,453

	Washington – 2.8%

6,220	Clark County Public Utility District 1, Washington, Electric System Revenue Bonds, Refunding Series 2011, 5.250%, 1/01/31 (Pre-refunded 1/01/21)	1/21 at 100.00	AA– (4)	6,733,212

960	FYI Properties, Washington, Lease Revenue Bonds, Washington State Department of Information Services Project, Tender Option Bond Trust 2016-XL0006, 15.241%, 6/01/34, 144A (IF) (5)	6/19 at 100.00	AA	1,079,251

2,450	King County Public Hospital District 4, Washington, General Obligation Bonds, Snoqualmie Valley Hospital, Refunding Improvement Series 2011, 7.000%, 12/01/40	12/21 at 100.00	N/R	2,534,280

540	Ocean Shores, Washington, Local Improvement District 2007-01 Bonds, 2011, 7.250%, 2/01/31	No Opt. Call	BBB+	653,967

5,385	Port of Seattle, Washington, Revenue Bonds, Intermediate Lien Series 2018A., 5.000%, 5/01/30 (Alternative Minimum Tax)	5/27 at 100.00	AA–	6,214,613

	Skagit County Public Hospital District 1, Washington, Revenue Bonds, Skagit Valley Hospital, Refunding & Improvement Series 2016:
3,825	5.000%, 12/01/30	12/26 at 100.00	Baa2	4,201,801
1,950	5.000%, 12/01/31	12/26 at 100.00	Baa2	2,137,649
4,000	5.000%, 12/01/32	12/26 at 100.00	Baa2	4,378,840
1,120	5.000%, 12/01/37	12/26 at 100.00	Baa2	1,204,258

2,000	Washington Health Care Facilities Authority, Revenue Bonds, Fred Hutchinson Cancer Research Center, Series 2011A, 5.625%, 1/01/35	1/21 at 100.00	A+	2,132,220

3,535	Washington Health Care Facilities Authority, Revenue Bonds, Kadlec Regional Medical Center, Series 2010, 5.250%, 12/01/30 (Pre-refunded 12/01/20)	12/20 at 100.00	N/R (4)	3,819,709

	Washington Health Care Facilities Authority, Revenue Bonds, Kadlec Regional Medical Center, Series 2012:
2,775	5.000%, 12/01/27 (Pre-refunded 12/01/21)	12/21 at 100.00	N/R (4)	3,052,944
2,435	5.000%, 12/01/42 (Pre-refunded 12/01/21)	12/21 at 100.00	N/R (4)	2,678,890

1,600	Washington Health Care Facilities Authority, Revenue Bonds, PeaceHealth, Refunding Series 2014A, 5.000%, 11/15/28	5/24 at 100.00	A+	1,784,576

	Washington Health Care Facilities Authority, Revenue Bonds, Yakima Valley Memorial Hospital Association, Series 2016:
6,000	5.000%, 12/01/41	12/26 at 100.00	Baa3	6,473,700
5,930	5.000%, 12/01/46	12/26 at 100.00	Baa3	6,376,114

845	Washington State Health Care Facilities Authority, Revenue Bonds, Central Washington Health Services Association, Series 2009, 6.250%, 7/01/24	7/19 at 100.00	Baa1	873,476

	Washington State Health Care Facilities Authority, Revenue Bonds, Central Washington Health Services Association, Series 2009:
1,155	6.250%, 7/01/24 (Pre-refunded 7/01/19)	7/19 at 100.00	N/R (4)	1,207,067
2,000	7.000%, 7/01/39 (Pre-refunded 7/01/19)	7/19 at 100.00	Baa1 (4)	2,104,900

3,000	Washington State Higher Education Facilities Authority, Revenue Bonds, Whitworth University, Series 2009, 5.375%, 10/01/29 (Pre-refunded 10/01/19)	10/19 at 100.00	Baa1 (4)	3,135,480

Nuveen All-American Municipal Bond Fund (continued)

Portfolio of Investments    June 30, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Washington (continued)

	Washington State Housing Finance Commission, Nonprofit Refunding Revenue Bonds, Wesley Homes at Lea Hill Project, Series 2016:
$1,155	5.000%, 7/01/41, 144A	7/26 at 100.00	N/R	$1,201,281
2,000	5.000%, 7/01/46, 144A	7/26 at 100.00	N/R	2,073,320
3,805	5.000%, 7/01/51, 144A	7/26 at 100.00	N/R	3,931,554

1,100	Washington State Housing Finance Commission, Non-Profit Revenue Bonds, Emerald Heights Project, Refunding 2013, 5.000%, 7/01/28	7/23 at 100.00	A–	1,202,410

2,340	Washington State Housing Finance Commission, Revenue Bonds, Riverview Retirement Community, Refunding Series 2012, 5.000%, 1/01/48	1/23 at 100.00	BBB–	2,420,777

	Washington State, General Obligation Bonds, Various Purpose Series 2015B:
8,520	5.000%, 2/01/36	2/25 at 100.00	AA+	9,606,044
20,415	5.000%, 2/01/38	2/25 at 100.00	AA+	22,965,038
97,060	Total Washington			106,177,371

	West Virginia – 0.1%

1,020	West Virginia Hospital Finance Authority, Hospital Revenue Bonds, Charleston Area Medical Center, Series 2009A, 5.625%, 9/01/32	9/19 at 100.00	Baa1	1,057,414

1,000	West Virginia Hospital Finance Authority, Hospital Revenue Bonds, Thomas Health System, Inc., Series 2008, 6.500%, 10/01/28	10/18 at 100.00	N/R	1,005,030

1,585	West Virginia Hospital Finance Authority, Hospital Revenue Bonds, West Virginia United Health System Obligated Group, Refunding & Improvement Series 2013A, 4.000%, 6/01/41	6/26 at 100.00	A	1,601,040
3,605	Total West Virginia			3,663,484

	Wisconsin – 3.6%

5,000	Oneida Tribe of Indians of Wisconsin, Retail Sales Revenue Bonds, Series 2011-144A, 6.500%, 2/01/31, 144A	2/19 at 102.00	BBB+	5,217,200

1,250	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Cornerstone Charter Academy, North Carolina, Series 2016A, 5.000%, 2/01/36, 144A	2/26 at 100.00	N/R	1,241,613

2,155	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, North Carolina Charter Educational Foundation Project, Series 2016A, 5.000%, 6/15/46, 144A	6/26 at 100.00	N/R	1,973,355

	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Voyager Foundation Inc. of North Carolina, Series 2012A:
240	5.500%, 10/01/22	No Opt. Call	BB+	254,678
375	6.000%, 10/01/32	10/22 at 100.00	BB+	397,672

	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Voyager Foundation, Inc. of North Carolina Project, Series 2014A:
1,080	5.000%, 10/01/34	10/22 at 100.00	BB+	1,094,742
500	5.125%, 10/01/45	10/22 at 100.00	BB+	504,415

	Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, First Tier Series 2018A-1.:
11	0.000%, 1/01/56, 144A – ACA Insured	No Opt. Call	N/R	327
12	0.000%, 1/01/57, 144A – ACA Insured	No Opt. Call	N/R	362

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Wisconsin (continued)

	Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, Second Tier Series 2018B.:
$27	0.000%, 1/01/46, 144A – ACA Insured	No Opt. Call	N/R	$835
25	0.000%, 1/01/61, 144A – ACA Insured	No Opt. Call	N/R	777

	Public Finance Authority of Wisconsin, Educational Facility Revenue Bonds, Cottonwood Classical Preparatory School in Albuquerque, New Mexico, Series 2012A:
1,610	6.000%, 12/01/32	12/22 at 100.00	N/R	1,634,762
5,000	6.250%, 12/01/42	12/22 at 100.00	N/R	5,061,000

1,940	Public Finance Authority of Wisconsin, Exempt Facilities Revenue Bonds, National Gypsum Company Project, Refunding Series 2014, 5.250%, 4/01/30 (Alternative Minimum Tax)	11/24 at 100.00	N/R	2,077,643

3,845	Public Finance Authority of Wisconsin, Exempt Facilities Revenue Bonds, National Gypsum Company Project, Refunding Series 2016, 4.000%, 8/01/35 (Alternative Minimum Tax)	8/26 at 100.00	N/R	3,770,215

10,000	Public Finance Authority of Wisconsin, Limited Obligation PILOT Revenue Bonds, American Dream @ Meadowlands Project, Series 2017, 6.750%, 12/01/42, 144A	12/27 at 100.00	N/R	11,553,500

2,735	Public Finance Authority of Wisconsin, Revenue Bonds, Alabama Gulf Coast Zoo, Series 2018A., 6.500%, 9/01/48	9/28 at 100.00	N/R	2,761,010

1,575	Public Finance Authority of Wisconsin, Revenue Bonds, Carolina International School, Series 2013A, 7.000%, 8/01/43, 144A	8/23 at 100.00	BB+	1,708,040

	Public Finance Authority of Wisconsin, Revenue Bonds, Denver international Airport Great Hall Project, Series 2017.:
1,320	5.000%, 9/30/37 (Alternative Minimum Tax)	9/27 at 100.00	BBB–	1,466,309
1,140	5.000%, 9/30/49 (Alternative Minimum Tax)	9/27 at 100.00	BBB–	1,254,103

5,000	Public Finance Authority, Wisconsin, Exempt Facilities Revenue Bonds, Celanese Project, Refunding Series 2016C, 4.300%, 11/01/30 (Alternative Minimum Tax)	5/26 at 100.00	BBB–	5,198,600

Nuveen All-American Municipal Bond Fund (continued)

Portfolio of Investments    June 30, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Wisconsin (continued)

	Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, First Tier Series 2018A-1:
$11	0.000%, 1/01/47, 144A – ACA Insured	No Opt. Call	N/R	$339
27	0.000%, 1/01/47, 144A – ACA Insured	No Opt. Call	N/R	822
10	0.000%, 1/01/48, 144A – ACA Insured	No Opt. Call	N/R	296
26	0.000%, 1/01/48, 144A – ACA Insured	No Opt. Call	N/R	815
9	0.000%, 1/01/49, 144A – ACA Insured	No Opt. Call	N/R	291
26	0.000%, 1/01/49, 144A – ACA Insured	No Opt. Call	N/R	808
9	0.000%, 1/01/50, 144A – ACA Insured	No Opt. Call	N/R	281
26	0.000%, 1/01/50, 144A – ACA Insured	No Opt. Call	N/R	796
9	0.000%, 1/01/51, 144A – ACA Insured	No Opt. Call	N/R	276
28	0.000%, 1/01/51, 144A – ACA Insured	No Opt. Call	N/R	871
736	3.750%, 7/01/51, 144A – ACA Insured	3/28 at 100.00	N/R	732,372
12	0.000%, 1/01/52, 144A – ACA Insured	No Opt. Call	N/R	358
28	0.000%, 1/01/52, 144A – ACA Insured	No Opt. Call	N/R	864
11	0.000%, 1/01/53, 144A – ACA Insured	No Opt. Call	N/R	353
28	0.000%, 1/01/53, 144A – ACA Insured	No Opt. Call	N/R	852
11	0.000%, 1/01/54, 144A – ACA Insured	No Opt. Call	N/R	341
27	0.000%, 1/01/54, 144A – ACA Insured	No Opt. Call	N/R	845
11	0.000%, 1/01/55, 144A – ACA Insured	No Opt. Call	N/R	334
27	0.000%, 1/01/55, 144A – ACA Insured	No Opt. Call	N/R	833
27	0.000%, 1/01/56, 144A – ACA Insured	No Opt. Call	N/R	820
508	5.500%, 7/01/56, 144A – ACA Insured	3/28 at 100.00	N/R	508,293
27	0.000%, 1/01/57, 144A – ACA Insured	No Opt. Call	N/R	814
11	0.000%, 1/01/58, 144A – ACA Insured	No Opt. Call	N/R	352
26	0.000%, 1/01/58, 144A – ACA Insured	No Opt. Call	N/R	802
11	0.000%, 1/01/59, 144A – ACA Insured	No Opt. Call	N/R	342
26	0.000%, 1/01/59, 144A – ACA Insured	No Opt. Call	N/R	796
11	0.000%, 1/01/60, 144A – ACA Insured	No Opt. Call	N/R	335
26	0.000%, 1/01/60, 144A – ACA Insured	No Opt. Call	N/R	789
11	0.000%, 1/01/61, 144A – ACA Insured	No Opt. Call	N/R	330
10	0.000%, 1/01/62, 144A – ACA Insured	3/28 at 17.35	N/R	321
25	0.000%, 1/01/62, 144A – ACA Insured	No Opt. Call	N/R	771
10	0.000%, 1/01/63, 144A – ACA Insured	3/28 at 16.48	N/R	313
25	0.000%, 1/01/63, 144A – ACA Insured	No Opt. Call	N/R	759
10	0.000%, 1/01/64, 144A – ACA Insured	No Opt. Call	N/R	306
25	0.000%, 1/01/64, 144A – ACA Insured	No Opt. Call	N/R	752
10	0.000%, 1/01/65, 144A – ACA Insured	No Opt. Call	N/R	301
24	0.000%, 1/01/65, 144A – ACA Insured	No Opt. Call	N/R	746
11	0.000%, 1/01/66, 144A – ACA Insured	No Opt. Call	N/R	325
24	0.000%, 1/01/66, 144A – ACA Insured	No Opt. Call	N/R	734
128	0.000%, 1/01/67, 144A – ACA Insured	No Opt. Call	N/R	3,907
314	0.000%, 1/01/67, 144A – ACA Insured	No Opt. Call	N/R	9,557

2,550	Superior, Wisconsin, Limited Obligation Revenue Refunding Bonds, Midwest Energy Resources Company, Series 1991E, 6.900%, 8/01/21 – FGIC Insured	No Opt. Call	Aa3	2,904,705

1,455	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Aurora Health Care, Inc., Series 2010A, 5.250%, 4/15/24	4/20 at 100.00	A+	1,536,873

1,225	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Beloit College, Series 2010A, 6.125%, 6/01/39 (Pre-refunded 6/01/20)	6/20 at 100.00	Baa2 (4)	1,325,033

625	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Beloit College, Series 2016, 5.000%, 7/01/36	7/26 at 100.00	Baa2	673,613

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Wisconsin (continued)

$2,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Froedtert Health, Inc. Obligated Group, Series 2017A, 4.000%, 4/01/39	4/27 at 100.00	AA	$2,027,940

13,950	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Gundersen Lutheran, Series 2011A, 5.250%, 10/15/39	10/21 at 100.00	AA–	15,005,317

	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Marshfield Clinic, Series 2012B:
1,000	5.000%, 2/15/40	2/22 at 100.00	A–	1,063,440
35	4.500%, 2/15/40	2/22 at 100.00	A–	36,335

5,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Marshfield Clinic, Series 2016A, 5.000%, 2/15/46	2/26 at 100.00	A–	5,462,500

18,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Mercy Alliance, Inc., Series 2012, 5.000%, 6/01/32	6/22 at 100.00	A3	19,318,680

7,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Ministry Health Care, Inc., Refunding 2012C, 5.000%, 8/15/32 (Pre-refunded 8/15/22)	8/22 at 100.00	N/R (4)	7,787,640

435	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, ProHealth Care, Inc. Obligated Group, Refunding Series 2015, 5.000%, 8/15/39	8/24 at 100.00	A+	474,637

595	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, ProHealth Care, Inc. Obligated Group, Series 2009, 6.625%, 2/15/39 (Pre-refunded 2/15/19)	2/19 at 100.00	N/R (4)	613,558

	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Rogers Memorial Hospital, Inc., Series 2014A:
2,980	5.000%, 7/01/34	7/24 at 100.00	A	3,226,535
2,100	4.350%, 7/01/36	7/21 at 100.00	A	2,107,014

3,450	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Three Pillars Senior Living Communities, Refunding Series 2013, 5.000%, 8/15/43	8/23 at 100.00	A	3,707,094

	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Woodland Hills Senior Housing Project, Series 2014:
5,000	5.000%, 12/01/34	12/22 at 102.00	N/R	5,262,800
4,435	5.000%, 12/01/44	12/22 at 102.00	N/R	4,645,130
4,225	5.250%, 12/01/49	12/22 at 102.00	N/R	4,473,895

	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Dickson Hollow Project. Series 2014:
1,880	5.250%, 10/01/39	10/22 at 102.00	N/R	2,017,090
1,000	5.375%, 10/01/44	10/22 at 102.00	N/R	1,077,780
3,500	5.500%, 10/01/49	10/22 at 102.00	N/R	3,789,205
129,652	Total Wisconsin			136,983,184

	Wyoming – 0.4%

2,000	Campbell County, Wyoming Solid Waste Facilities Revenue Bonds, Basin Electric Power Cooperative – Dry Fork Station Facilities, Series 2009A, 5.750%, 7/15/39	7/19 at 100.00	A	2,078,200

4,500	Natrona County, Wyoming, Hospital Revenue Bonds, Wyoming Medical Center Project, Series 2011, 6.350%, 9/15/31 (Pre-refunded 3/15/21)	3/21 at 100.00	A3 (4)	5,025,735

	Teton County Hospital District, Wyoming, Hospital Revenue Bonds, St. John’s Medical Center Project, Series 2011B:
800	5.500%, 12/01/27	12/21 at 100.00	A–	856,048
2,500	6.000%, 12/01/36	12/21 at 100.00	A–	2,720,200

Nuveen All-American Municipal Bond Fund (continued)

Portfolio of Investments    June 30, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)		Ratings (3)	Value

	Wyoming (continued)

$3,650	West Park Hospital District, Wyoming, Hospital Revenue Bonds, Series 2011A, 7.000%, 6/01/40	6/21 at 100.00		BBB	$3,964,666
13,450	Total Wyoming				14,644,849
$3,586,783	Total Municipal Bonds (cost $3,673,226,566)				3,836,175,390

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value

	CORPORATE BONDS – 0.0%

	Transportation – 0.0%

$133	Las Vegas Monorail Company, Senior Interest Bonds (10), (12)	5.500%	7/15/19	N/R	$86,101

37	Las Vegas Monorail Company, Senior Interest Bonds (10), (12)	5.500%	7/15/55	N/R	18,517
	Total Corporate Bonds (cost $10,354)				104,618
	Total Long-Term Investments ($3,673,236,920)				3,836,280,008
	Floating Rate Obligations – (1.7)%				(65,870,000)
	Other Assets Less Liabilities – 0.7%				28,003,093
	Net Assets – 100%				$3,798,413,101
Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$—	$3,835,168,154	$1,007,236	$3,836,175,390
Corporate Bonds	—	—	104,618	104,618
Total	$—	$3,835,168,154	$1,111,854	$3,836,280,008

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

The table below presents the cost and unrealized appreciation (depreciation) of the Fund’s investment portfolio, as determined on a federal income tax basis, as of June 30, 2018.

Tax cost of investments	$3,604,481,588
Gross unrealized:
Appreciation	$186,617,562
Depreciation	(20,689,606)
Net unrealized appreciation (depreciation) of investments	$165,927,956

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)

Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)

For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.

(5)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.

(6)	The coupon for this security increased 0.25% effective January 1, 2016 and increased an additional 0.25% effective May 11, 2016.

(7)	Step-up coupon bond, a bond with a coupon that increases (“steps up”), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.

(8)

On June 1, 2018, the Fund’s Adviser determined it was unlikely that this borrower would fulfill its entire obligation on this security, and therefore reduced the security’s interest rate of accrual from 7.000% to 2.800%.

(9)

On June 1, 2018, the Fund’s Adviser determined it was unlikely that this borrower would fulfill its entire obligation on this security, and therefore reduced the security’s interest rate of accrual from 7.125% to 2.850%.

(10)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.

(11)

As of, or subsequent to, the end of the reporting period, this security is non-income producing. Non-income producing, in the case of a fixed-income security, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has ceased accruing additional income on the Fund’s records.

(12)

During January 2010, Las Vegas Monorail Company (“Las Vegas Monorail”) filed for federal bankruptcy protection. During March 2012, Las Vegas Monorail emerged from federal bankruptcy with the acceptance of a reorganization plan assigned by the Federal Bankruptcy Court. Under the reorganization plan, the Fund surrendered its Las Vegas Monorail Project Revenue Bonds, First Tier, Series 2000 and in turn received two senior interest corporate bonds: the first with an annual coupon rate of 5.500% maturing on July 15, 2019 and the second with an annual coupon rate of 3.000% (5.500% after December 31, 2015) maturing on July 15, 2055. The Fund was not accruing income for either senior interest corporate bond. On January 18, 2017, the Fund’s Adviser determined it was likely that this senior interest corporate bond would fulfill its obligation on the security maturing on July 15, 2019, and therefore began accruing income on the Fund’s records.

144A

Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

ETM	Escrowed to maturity.

IF

Inverse floating rate security issued by a tender option bond (“TOB”) trust, the interest rate on which varies inversely with the Securities Industry Financial Markets Association (SIFMA) short-term rate, which resets weekly, or a similar short-term rate, and is reduced by the expenses related to the TOB trust.

UB	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

WI/DD	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.

Nuveen Inflation Protected Municipal Bond Fund

Portfolio of Investments    June 30, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	LONG-TERM INVESTMENTS – 98.4%

	MUNICIPAL BONDS – 98.4%

	Alabama – 1.0%

$1,000	Lower Alabama Gas District, Alabama, Gas Project Revenue Bonds, Series 2016A, 5.000%, 9/01/34	No Opt. Call	A3	$1,177,110

	Alaska – 2.0%

2,000	Alaska Municipal Bond Bank, General Obligation Bonds, 2016 Master Resolution Series 2017A, 5.000%, 10/01/27	No Opt. Call	AA–	2,338,360

	Arizona – 0.3%

390	Arizona Health Facilities Authority, Hospital System Revenue Bonds, Phoenix Children’s Hospital, Refunding Series 2012A, 5.000%, 2/01/19	No Opt. Call	A+	397,067

	California – 13.6%

1,000	Alameda Corridor Transportation Authority, California, Revenue Bonds, Refunding Senior Lien Series 2013A, 5.000%, 10/01/27 – AGM Insured (4)	10/23 at 100.00	AA	1,143,800

65	California Health Facilities Financing Authority, Revenue Bonds, Children’s Hospital Los Angeles, Series 2017A, 5.000%, 8/15/32	8/27 at 100.00	BBB+	74,852

500	California Health Facilities Financing Authority, Revenue Bonds, El Camino Hospital, Series 2017, 5.000%, 2/01/28	2/27 at 100.00	AA	588,355

700	California Municipal Finance Authority, Revenue Bonds, Linxs APM Project, Senior Lien Series 2018A., 5.000%, 12/31/34 (Alternative Minimum Tax)	6/28 at 100.00	N/R	796,754

850	California Municipal Finance Authority, Revenue Bonds, University of San Diego, Refunding Series 2012A, 5.000%, 10/01/31	10/22 at 100.00	A1	943,730

1,000	California State, General Obligation Bonds, Refunding Various Purpose Series 2015, 5.000%, 9/01/25	No Opt. Call	AA–	1,186,730

1,025	Eastern Municipal Water District Financing Authority, California, Water and Wastewater Revenue Bonds, Series 2016B, 5.000%, 7/01/28	7/26 at 100.00	AA+	1,225,213

1,665	Eastern Municipal Water District Financing Authority, California, Water and Wastewater Revenue Bonds, Series 2017D, 5.250%, 7/01/42	7/27 at 100.00	AA+	1,984,447

470	El Camino Community College District, California, General Obligation Bonds, Election of 2002 Series 2012C, 0.000%, 8/01/21	No Opt. Call	Aa1	443,426

555	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement Asset-Backed Revenue Bonds, Series 2013A, 5.000%, 6/01/21	No Opt. Call	A+	606,632

715	Inland Empire Tobacco Securitization Authority, California, Tobacco Settlement Asset-Backed Bonds, Series 2007, 5.000%, 6/01/21	9/18 at 100.00	N/R	715,286

2,000	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series 2017B, 5.000%, 7/01/28	1/27 at 100.00	AA	2,417,940

130	Los Angeles Regional Airports Improvement Corporation, California, Lease Revenue Refunding Bonds, LAXFUEL Corporation at Los Angeles International Airport, Series 2012, 5.000%, 1/01/21 (Alternative Minimum Tax)	No Opt. Call	A	139,510

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

$1,000	San Francisco City and County Public Utilities Commission, California, Water Revenue Bonds, Series 2011A, 5.000%, 11/01/21	No Opt. Call	AA–	$1,109,050

800	San Francisco, California, Community Facilities District 6, Mission Bay South Public Improvements, Special Tax Refunding Bonds, Series 2013A, 5.000%, 8/01/25	8/22 at 100.00	N/R	877,392

1,500	San Joaquin County Transportation Authority, California, Sales Tax Revenue, Limited Tax Measure K Series 2017, 5.000%, 3/01/31	3/27 at 100.00	AA	1,789,080
13,975	Total California			16,042,197

	Colorado – 10.3%

555	Denver City and County, Colorado, Airport System Revenue Bonds, Series 2012A, 5.000%, 11/15/22 (Alternative Minimum Tax) (4)	No Opt. Call	A+	617,637

	Denver Convention Center Hotel Authority, Colorado, Revenue Bonds, Convention Center Hotel, Refunding Senior Lien Series 2016:
1,000	5.000%, 12/01/30	12/26 at 100.00	Baa2	1,132,120
1,250	5.000%, 12/01/35	12/26 at 100.00	Baa2	1,386,513

1,000	Denver Urban Renewal Authority, Colorado, Tax Increment Revenue Bonds, Stapleton Senior Refunding Series 2013A-1, 5.000%, 12/01/23	12/22 at 100.00	AA–	1,117,970

1,000	Denver West Metropolitan District, Jefferson County, Colorado, General Obligation Refunding Bonds, Series 2012A, 4.000%, 12/01/20 – AGM Insured	No Opt. Call	AA	1,049,730

525	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 1997B, 0.000%, 9/01/21 – NPFG Insured	No Opt. Call	A	489,914

1,000	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2000B, 0.000%, 9/01/20 – NPFG Insured	No Opt. Call	A	957,490

1,845	Fort Collins, Colorado, Electric Utility Enterprise System Revenue Bonds, Series 2018A., 5.000%, 12/01/35	6/28 at 100.00	AA–	2,167,930

1,250	Plaza Metropolitan District 1, Lakewood, Colorado, Tax Increment Revenue Bonds, Refunding Series 2013, 5.000%, 12/01/19, 144A	No Opt. Call	N/R	1,294,100

1,055	Public Authority for Colorado Energy, Natural Gas Purchase Revenue Bonds, Colorado Springs Utilities, Series 2008, 6.500%, 11/15/38	No Opt. Call	A+	1,471,187

500	Regional Transportation District, Colorado, Denver Transit Partners Eagle P3 Project Private Activity Bonds, Series 2010, 5.250%, 7/15/24	7/20 at 100.00	BBB+	517,620
10,980	Total Colorado			12,202,211

	Connecticut – 1.9%

500	Connecticut State, Special Tax Obligation Bonds, Transportation Infrastructure Purposes Series 2016A, 5.000%, 9/01/26	No Opt. Call	AA	572,670

1,500	University of Connecticut, General Obligation Bonds, Series 2017A, 5.000%, 1/15/36	1/27 at 100.00	AA–	1,651,935
2,000	Total Connecticut			2,224,605

	District of Columbia – 1.3%

295	District of Columbia, Revenue Bonds, Association of American Medical Colleges, Series 2011A, 5.000%, 10/01/24	10/23 at 100.00	AA	331,801

1,000	District of Columbia, Revenue Bonds, Georgetown University, Refunding Series 2017, 5.000%, 4/01/31	4/27 at 100.00	A	1,158,620
1,295	Total District of Columbia			1,490,421

Nuveen Inflation Protected Municipal Bond Fund (continued)

Portfolio of Investments    June 30, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida – 4.3%

$1,000	Cape Coral, Florida, Water and Sewer Revenue Bonds, Refunding Series 2015, 5.000%, 10/01/33	10/25 at 100.00	A+	$1,137,680

1,000	Martin County Industrial Development Authority, Florida, Industrial Development Revenue Refunding Bonds, Indiantown Cogeneration LP, Series 2013, 3.950%, 12/15/21, 144A (Alternative Minimum Tax)	6/20 at 100.00	Baa2	1,021,090

620	Miami-Dade County, Florida, Transit System Sales Surtax Revenue Bonds, Refunding Series 2012, 5.000%, 7/01/22	No Opt. Call	AA	688,547

1,455	Miami-Dade County, Florida, Water and Sewer System Revenue Bonds, Refunding Series 2017B, 5.000%, 10/01/33	10/25 at 100.00	Aa3	1,653,287

500	Tallahassee, Florida, Energy System Revenue Bonds, Refunding Series 2017, 5.000%, 10/01/25	No Opt. Call	AA	586,320
4,575	Total Florida			5,086,924

	Georgia – 3.2%

1,350	Atlanta, Georgia, Tax Allocation Bonds, Beltline Project, Series 2016D, 5.000%, 1/01/27	No Opt. Call	A2	1,563,192

	Liberty County Industrial Authority, Georgia, Revenue Bonds, Series 2014:
188	5.500%, 7/15/23	7/21 at 100.00	N/R	189,521
374	5.500%, 7/15/30	7/21 at 100.00	N/R	376,267
410	5.500%, 1/15/36	7/21 at 100.00	N/R	413,061

1,000	Main Street Natural Gas Inc., Georgia, Gas Project Revenue Bonds, Series 2006B, 5.000%, 3/15/20	No Opt. Call	A+	1,049,180

110	Main Street Natural Gas Inc., Georgia, Gas Project Revenue Bonds, Series 2007A, 5.500%, 9/15/26	No Opt. Call	A+	129,854
3,432	Total Georgia			3,721,075

	Illinois – 4.6%

305	Chicago, Illinois, Wastewater Transmission Revenue Bonds, Second Lien Series 2001A, 5.500%, 1/01/30 – NPFG Insured	No Opt. Call	A	346,822

1,000	Cook County, Illinois, Sales Tax Revenue Bonds, Series 2017, 5.000%, 11/15/33	11/27 at 100.00	AAA	1,151,640

325	Illinois Finance Authority, Revenue Bonds, Art Institute of Chicago, Series 2012A, 5.000%, 3/01/22	No Opt. Call	AA–	356,233

330	Illinois Finance Authority, Revenue Bonds, Lake Forest College, Series 2012A, 5.000%, 10/01/22	No Opt. Call	BBB–	343,939

600	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Refunding Senior Lien Series 2014A, 5.000%, 12/01/19	No Opt. Call	AA–	627,570

165	Madison, Macoupin, Jersey, Calhoun, Morgan, Scott, and Greene Counties Community College District 536, Illinois, General Obligation Bonds, Lewis & Clark Community College, Refunding Series 2017A, 5.000%, 11/01/32 – AGM Insured	11/26 at 100.00	AA	184,508

535	Railsplitter Tobacco Settlement Authority, Illinois, Tobacco Settlement Revenue Bonds, Series 2010, 5.000%, 6/01/19	No Opt. Call	A	549,900

915	Regional Transportation Authority, Cook, DuPage, Kane, Lake, McHenry and Will Counties, Illinois, General Obligation Bonds, Series 2016A, 5.000%, 6/01/21	No Opt. Call	AA	991,155

1,065	Southwestern Illinois Development Authority, Local Government Revenue Bonds, Edwardsville Community Unit School District 7 Project, Series 2007, 0.000%, 12/01/22 – AGM Insured (4)	No Opt. Call	AA	920,618
5,240	Total Illinois			5,472,385

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Indiana – 1.3%

$500	Indiana Finance Authority, Hospital Revenue Bonds, Community Health Network Project, Series 2012A, 5.000%, 5/01/24	5/23 at 100.00	A	$560,850

	Indiana Finance Authority, Hospital Revenue Bonds, Parkview Health System Obligated Group, Refunding Series 2012A:
605	5.000%, 5/01/22	No Opt. Call	AA–	671,072
10	5.000%, 5/01/22 (ETM)	No Opt. Call	N/R (5)	11,096

235	Indianapolis, Indiana, Gas Utility Distribution System Revenue Bonds, Refunding 2nd Lien Series 2017A, 5.000%, 8/15/26	No Opt. Call	AA	275,274
1,350	Total Indiana			1,518,292

	Iowa – 1.1%

1,125	Dubuque, Iowa, General Obligation Bonds, Sales Tax Increment, Second Lien Series 2014, 5.000%, 6/01/25	6/24 at 100.00	Aa3	1,283,951

	Kansas – 1.0%

1,025	Wyandotte County/Kansas City Unified Government, Kansas, Utility System Revenue Bonds, Improvement Series 2012B, 5.000%, 9/01/23	9/22 at 100.00	A+	1,135,054

	Kentucky – 0.1%

65	Kentucky Economic Development Finance Authority, Hospital Revenue Bonds, Owensboro Medical Health System, Series 2010A, 5.500%, 6/01/21 (Pre-refunded 6/01/20)	6/20 at 100.00	Baa3 (5)	69,484

	Louisiana – 2.8%

600	Louisiana Offshore Terminal Authority, Deepwater Port Revenue Bonds, LOOP Inc. Project, Variable Rate Series 2010B-1A, 2.000%, 10/01/40 (Mandatory put 10/01/22)	No Opt. Call	BBB+	595,878

1,000	Louisiana Stadium and Exposition District, Revenue Refunding Bonds, Senior Lien Series 2013A, 5.000%, 7/01/23	No Opt. Call	AA–	1,132,260

500	New Orleans, Louisiana, General Obligation Bonds, Refunding Series 2012, 5.000%, 12/01/27 – AGM Insured	12/22 at 100.00	AA	551,010

1,015	Regional Transit Authority, Louisiana, Sales Tax Revenue Bonds, Series 2010, 5.000%, 12/01/19 – AGM Insured (4)	No Opt. Call	AA	1,062,218
3,115	Total Louisiana			3,341,366

	Maine – 1.1%

	Maine Health and Higher Educational Facilities Authority Revenue Bonds, Eastern Maine Medical Center Obligated Group Issue, Series 2013:
185	5.000%, 7/01/25	7/23 at 100.00	BBB	198,755
1,000	5.000%, 7/01/33	7/23 at 100.00	BBB	1,049,020
1,185	Total Maine			1,247,775

	Maryland – 3.2%

1,385	Baltimore, Maryland, Convention Center Hotel Revenue Bonds, Refunding Series 2017, 5.000%, 9/01/32	9/27 at 100.00	BBB–	1,582,723

2,000	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, MedStar Health Issue, Series 2017A, 5.000%, 5/15/42 (4)	5/27 at 100.00	A	2,246,360
3,385	Total Maryland			3,829,083

Nuveen Inflation Protected Municipal Bond Fund (continued)

Portfolio of Investments    June 30, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Massachusetts – 0.5%

$530	Massachusetts Port Authority, Special Facilities Revenue Bonds, Delta Air Lines Inc., Series 2001A, 5.000%, 1/01/21 – AMBAC Insured (Alternative Minimum Tax)	9/18 at 100.00	N/R	$533,970

	Michigan – 0.0%

45	Michigan Finance Authority, Public School Academy Revenue Bonds, Detroit Service Learning Academy Project, Refunding Series 2011, 6.000%, 10/01/21	No Opt. Call	B	44,294

	Minnesota – 0.5%

550	Rochester, Minnesota, Electric Utility Revenue Bonds, Refunding Series 2017A, 5.000%, 12/01/27	12/26 at 100.00	Aa3	647,317

	Missouri – 1.0%

1,000	Missouri Joint Municipal Electric Utility Commission, Power Project Revenue Bonds, Plum Point Project, Refunding Series 2014A, 5.000%, 1/01/24	No Opt. Call	A	1,138,060

	Nebraska – 1.4%

500	Central Plains Energy Project, Nebraska, Gas Project 3 Revenue Bonds, Series 2012, 5.000%, 9/01/42	9/22 at 100.00	A	547,435

935	Douglas County Hospital Authority 2, Nebraska, Health Facilities Revenue Bonds, Children’s Hospital Obligated Group, Series 2017, 5.000%, 11/15/35	5/27 at 100.00	AA–	1,061,683
1,435	Total Nebraska			1,609,118

	Nevada – 2.4%

390	Clark County, Nevada, Airport Revenue Bonds, Subordinate Lien Series 2009C, 5.000%, 7/01/23 – AGM Insured	7/19 at 100.00	AA	403,108

1,000	Clark County, Nevada, Sales & Excise Tax Revenue Bonds, Streets and Highways Series 2016, 5.000%, 7/01/29	No Opt. Call	AA	1,205,900

1,000	Truckee Meadows Water Authority, Nevada, Water Revenue Bonds, Refunding Series 2017, 5.000%, 7/01/27	No Opt. Call	AA+	1,192,260
2,390	Total Nevada			2,801,268

	New Jersey – 2.1%

2,000	New Jersey Economic Development Authority, Revenue Bonds, The Seeing Eye Inc., Refunding Series 2015, 5.000%, 3/01/25	No Opt. Call	A	2,299,680

165	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental Airlines Inc., Series 1999, 4.875%, 9/15/19 (Alternative Minimum Tax)	No Opt. Call	BB	168,354
2,165	Total New Jersey			2,468,034

	New York – 5.7%

490	Dormitory Authority of the State of New York, Revenue Bonds, Teachers College, Series 2017, 5.000%, 7/01/27	No Opt. Call	A+	581,615

1,000	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General Purpose Series 2014E, 5.000%, 2/15/26	2/25 at 100.00	AAA	1,164,820

2,000	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2017., 5.000%, 9/01/42	9/27 at 100.00	A–	2,282,120

110	New York Transportation Development Corporation, Special Facilities Bonds, LaGuardia Airport Terminal B Redevelopment Project, Series 2016A, 5.000%, 7/01/30 (Alternative Minimum Tax)	7/24 at 100.00	BBB	121,100

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	New York (continued)

$1,250	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Seventy Eighth Series 2013, 5.000%, 12/01/22 (Alternative Minimum Tax)	No Opt. Call	AA–	$1,394,675

1,000	TSASC Inc., New York, Tobacco Settlement Asset-Backed Bonds, Fiscal 2017 Series A, 5.000%, 6/01/28	6/27 at 100.00	A–	1,135,250
5,850	Total New York			6,679,580

	North Carolina – 5.3%

1,000	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, Duke University Health System, Refunding Series 2016A, 5.000%, 6/01/28	No Opt. Call	AA	1,201,700

835	North Carolina Turnpike Authority, Monroe Connector System State Appropriation Bonds, Series 2011, 5.000%, 7/01/21 (4)	No Opt. Call	AA+	911,787

590	North Carolina Turnpike Authority, Monroe Expressway Toll Revenue Bonds, Series 2017A, 5.000%, 7/01/23	No Opt. Call	BBB–	657,968

1,000	North Carolina Turnpike Authority, Triangle Expressway System Revenue Bonds, Refunding Senior Lien Series 2017, 5.000%, 1/01/26 – AGM Insured	No Opt. Call	AA	1,152,180

2,000	Raleigh Durham Airport Authority, North Carolina, Airport Revenue Bonds, Refunding Series 2017A, 5.000%, 5/01/28 (Alternative Minimum Tax)	5/27 at 100.00	Aa3	2,330,040
5,425	Total North Carolina			6,253,675

	North Dakota – 0.9%

1,000	Grand Forks, North Dakota, Health Care System Revenue Bonds, Altru Health System Obligated Group, Series 2017A, 5.000%, 12/01/37	12/27 at 100.00	A–	1,114,270

	Ohio – 4.0%

670	Cleveland, Ohio, Water Revenue Bonds, Series 2017BB, 5.000%, 1/01/26	No Opt. Call	AA+	787,330

145	Cleveland, Ohio, Waterworks First Mortgage Revenue Refunding and Improvement Bonds, Series 1993G, 5.500%, 1/01/21 – NPFG Insured	No Opt. Call	Aa1	152,207

1,000	New Albany Community Authority, Ohio, Community Facilities Revenue Refunding Bonds, Series 2012C, 5.000%, 10/01/22	No Opt. Call	Aa3	1,113,700

2,000	Ohio Water Development Authority, Water Pollution Control Loan Fund Revenue Bonds, Series 2017A, 5.000%, 12/01/28	6/27 at 100.00	AAA	2,384,819

200	Toledo-Lucas County Port Authority, Ohio, Revenue Refunding Bonds, CSX Transportation Inc., Series 1992, 6.450%, 12/15/21	No Opt. Call	Baa1	228,160
4,015	Total Ohio			4,666,216

	Oklahoma – 0.7%

105	Oklahoma Development Finance Authority, Health System Revenue Bonds, OU Medicine Project, Series 2018B., 5.250%, 8/15/43	8/28 at 100.00	Baa3	118,816

630	Oklahoma State Turnpike Authority, Turnpike System Revenue Bonds, Second Senior Series 2017A, 5.000%, 1/01/37	1/26 at 100.00	AA–	714,911
735	Total Oklahoma			833,727

	Oregon – 1.4%

415	Metro, Oregon, Dedicated Tax Revenue Bonds, Oregon Convention Center Hotel, Series 2017, 5.000%, 6/15/25	No Opt. Call	Aa3	481,956

1,000	Port of Portland, Oregon, International Airport Revenue Bonds, Series 2014-22, 5.000%, 7/01/24 (Alternative Minimum Tax)	No Opt. Call	AA–	1,144,960
1,415	Total Oregon			1,626,916

Nuveen Inflation Protected Municipal Bond Fund (continued)

Portfolio of Investments    June 30, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Pennsylvania – 2.3%

$840	Delaware River Port Authority, Pennsylvania and New Jersey, Revenue Refunding Bonds, Port District Project, Series 2012, 5.000%, 1/01/24	1/23 at 100.00	A–	$924,244

1,500	Norristown Area School District, Pennsylvania, Installment Purchase Certificates of Participation, Series 2012, 5.000%, 4/01/32	4/22 at 100.00	Baa1	1,571,790

170	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Philadelphia University, Refunding Series 2013, 5.000%, 6/01/21 (ETM)	No Opt. Call	N/R (5)	184,804

5	Pittsburgh, Pennsylvania, General Obligation Bonds, Series 2012B, 5.000%, 9/01/24 – AGM Insured	9/22 at 100.00	AA–	5,562
2,515	Total Pennsylvania			2,686,400

	South Carolina – 0.9%

1,000	South Carolina Public Service Authority, Electric System Revenue Bonds, Santee Cooper, Refunding Series 2012D, 5.000%, 12/01/43	6/22 at 100.00	A+	1,049,870

	Tennessee – 5.3%

2,000	Memphis & Shelby County Economic Development Growth Engine Industrial Development Board, Tennessee, Tourism Development Zone Revenue Bonds, Refunding Series 2017B, 5.000%, 11/01/27	11/26 at 100.00	AA	2,347,460

1,305	Sullivan County, Tennessee, General Obligation Bonds, School Series 2017, 5.000%, 5/01/26	No Opt. Call	Aa2	1,540,683

2,000	Tennessee State School Bond Authority, Higher Educational Facilities Second Program Bonds, Series 2017A, 5.000%, 11/01/27	No Opt. Call	AA+	2,426,620
5,305	Total Tennessee			6,314,763

	Texas – 5.5%

1,000	Aldine Independent School District, Harris County, Texas, General Obligation Bonds, Refunding Series 2017, 5.000%, 2/15/26	No Opt. Call	AAA	1,174,650

1,000	Austin, Texas, Water and Wastewater System Revenue Bonds, Refunding Series 2016A, 5.000%, 11/15/41	11/26 at 100.00	AA	1,146,180

365	Central Texas Regional Mobility Authority, Revenue Bonds, Refunding Subordinate Lien Series 2013, 5.000%, 1/01/23	No Opt. Call	BBB	401,442

1,000	Dallas, Texas, General Obligation Bonds, Refunding & Improvement Series 2014, 5.000%, 2/15/22	No Opt. Call	AA	1,103,409

215	Gulf Coast Industrial Development Authority, Texas, Solid Waste Disposal Revenue Bonds, Citgo Petroleum Corporation Project, Series 1995, 4.875%, 5/01/25 (Alternative Minimum Tax)	10/22 at 100.00	BB	222,349

855	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Junior Lien Series 2001H, 0.000%, 11/15/23 – NPFG Insured	No Opt. Call	Baa2	711,608

1,000	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Refunding Senior Lien Series 2014A, 5.000%, 11/15/28	11/24 at 100.00	A2	1,126,200

230	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Third Lien Series 2004A-3, 0.000%, 11/15/31 – NPFG Insured	11/24 at 66.52	Baa2	120,387

500	McCamey County Hospital District, Texas, General Obligation Bonds, Series 2013, 4.000%, 12/01/21	No Opt. Call	B1	508,705
6,165	Total Texas			6,514,930

	Vermont – 0.9%

1,000	Vermont Educational and Health Buildings Financing Agency, Revenue Bonds, University of Vermont Medical Center Project, Series 2016A, 5.000%, 12/01/35	6/26 at 100.00	A+	1,118,970

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Virginia – 0.1%

$185	Virginia Small Business Financing Authority, Senior Lien Revenue Bonds, Elizabeth River Crossing, Opco LLC Project, Series 2012, 5.250%, 1/01/32 (Alternative Minimum Tax)	7/22 at 100.00	BBB	$199,979

	Washington – 2.4%

970	Spokane Public Facilities District, Washington, Hotel, Motel, and Sales Use Tax Revenue Bonds, Series 2017, 5.000%, 12/01/34	6/27 at 100.00	A+	1,110,893

500	Washington Health Care Facilities Authority, Revenue Bonds, Kadlec Regional Medical Center, Series 2012, 4.000%, 12/01/19 (ETM)	No Opt. Call	N/R (5)	516,460

1,000	Washington State, General Obligation Bonds, Various Purpose Series 2017D, 5.000%, 2/01/29	2/27 at 100.00	AA+	1,177,550
2,470	Total Washington			2,804,903

	West Virginia – 0.1%

235	Mason County, West Virginia, Pollution Control Revenue Bonds, Appalachian Power Company, Series 2003L, 1.625%, 10/01/22 (Mandatory put 10/01/18)	No Opt. Call	A–	234,718

	Wisconsin – 1.2%

1,015	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Agnesian HealthCare, Inc., Series 2013B, 5.000%, 7/01/24 (Pre-refunded 7/01/23)	7/23 at 100.00	N/R (5)	1,152,837

260	Wisconsin State, General Fund Annual Appropriation Revenue Bonds, Refunding Series 2009A, 5.250%, 5/01/20	5/19 at 100.00	Aa2	267,810
1,275	Total Wisconsin			1,420,647

	Wyoming – 0.7%

755	Consolidated Wyoming Municipalities Electric Power System Joint Powers Board, Wyoming, Electric Facilities Improvement Lease Revenue Bonds, Gillette Electrical System Project, Series 2014A, 5.000%, 6/01/24	No Opt. Call	A+	858,103
$103,597	Total Long-Term Investments (cost $114,991,027)			116,197,088
	Other Assets Less Liabilities – 1.6% (6)			1,844,673
	Net Assets – 100%			$118,041,761

Investments in Derivatives

Consumer Price Index Swaps – OTC Uncleared

Counterparty	Notional Amount	Fund Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate (Annualized)	Fixed Rate Payment Frequency	Effective Date (7)	Maturity Date	Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Barclays Bank PLC	$5,500,000	Receive	CPURNSA	2.645%	At Maturity	9/30/13	9/30/21	$(399,026)	$—	$(399,026)
Barclays Bank PLC	8,000,000	Receive	CPURNSA	2.777	At Maturity	2/19/13	2/19/22	(762,063)	—	(762,063)
JPMorgan Chase Bank, N.A.	4,000,000	Receive	CPURNSA	1.953	At Maturity	6/01/17	6/01/20	40,186	—	40,186
JPMorgan Chase Bank, N.A.	3,500,000	Receive	CPURNSA	1.920	At Maturity	7/07/17	7/07/21	56,234	—	56,234
JPMorgan Chase Bank, N.A.	5,000,000	Receive	CPURNSA	2.190	At Maturity	3/02/17	3/02/23	31,547	—	31,547
JPMorgan Chase Bank, N.A.	4,750,000	Receive	CPURNSA	2.228	At Maturity	2/16/17	2/16/24	28,943	—	28,943
JPMorgan Chase Bank, N.A.	2,000,000	Receive	CPURNSA	2.195	At Maturity	3/29/17	3/29/25	15,947	—	15,947
JPMorgan Chase Bank, N.A.	4,000,000	Receive	CPURNSA	2.329	At Maturity	1/30/17	1/30/26	2,882	—	2,882
JPMorgan Chase Bank, N.A.	4,000,000	Receive	CPURNSA	2.270	At Maturity	3/09/17	3/09/26	18,719	—	18,719
JPMorgan Chase Bank, N.A.	5,500,000	Receive	CPURNSA	2.265	At Maturity	3/15/17	3/15/26	26,139	—	26,139
JPMorgan Chase Bank, N.A.	2,000,000	Receive	CPURNSA	2.320	At Maturity	3/29/17	3/29/29	4,264	—	4,264
Morgan Stanley Capital Services LLC	3,000,000	Receive	CPURNSA	1.970	At Maturity	4/26/17	4/26/20	17,267	—	17,267
Morgan Stanley Capital Services LLC	3,000,000	Receive	CPURNSA	2.283	At Maturity	9/15/14	9/15/21	(113,533)	—	(113,533)
Morgan Stanley Capital Services LLC	5,000,000	Receive	CPURNSA	2.205	At Maturity	1/28/17	1/28/24	40,444	—	40,444
Morgan Stanley Capital Services LLC	3,000,000	Receive	CPURNSA	2.650	At Maturity	8/07/13	8/07/24	(244,872)	—	(244,872)
Morgan Stanley Capital Services LLC	3,500,000	Receive	CPURNSA	2.173	At Maturity	1/16/18	1/16/25	42,665	—	42,665
Morgan Stanley Capital Services LLC	4,000,000	Receive	CPURNSA	2.267	At Maturity	2/20/18	2/20/25	22,229	—	22,229

Nuveen Inflation Protected Municipal Bond Fund (continued)

Portfolio of Investments    June 30, 2018

(Unaudited)

Investment Derivatives (continued)

Consumer Price Index Swaps – OTC Uncleared (continued)

Counterparty	Notional Amount	Fund Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate (Annualized)	Fixed Rate Payment Frequency	Effective Date (7)	Maturity Date	Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Morgan Stanley Capital Services LLC	$3,000,000	Receive	CPURNSA	2.108%	At Maturity	4/26/17	4/26/25	$45,712	$—	$45,712
Morgan Stanley Capital Services LLC	3,000,000	Receive	CPURNSA	2.310	At Maturity	1/28/17	1/28/27	10,180	—	10,180
Morgan Stanley Capital Services LLC	8,000,000	Receive	CPURNSA	2.293	At Maturity	2/20/18	2/20/27	45,320	—	45,320
Morgan Stanley Capital Services LLC	4,000,000	Receive	CPURNSA	2.233	At Maturity	4/19/17	4/19/27	33,423	—	33,423
Morgan Stanley Capital Services LLC	3,500,000	Receive	CPURNSA	2.350	At Maturity	2/09/17	2/09/29	3,530	—	3,530
Morgan Stanley Capital Services LLC	7,000,000	Receive	CPURNSA	2.353	At Maturity	2/20/18	2/20/30	23,906	—	23,906
Total	$98,250,000							$(1,009,957)	$—	$(1,009,957)
Total interest rate swap premiums paid									$—
Total interest rate swap premiums received									$—
Total unrealized appreciation on consumer price index swaps										$509,537
Total unrealized depreciation on consumer price index swaps										$(1,519,494)

Consumer Price Index Swaps – OTC Cleared

	Notional Amount	Fund Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate (Annualized)	Fixed Rate Payment Frequency	Effective Date (7)	Maturity Date	Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Variation Margin Receivable/ (Payable)
	$ 4,500,000	Receive	CPURNSA	2.324%	At Maturity	2/06/18	2/06/27	$13,063	$489	$12,574	$1,804
	3,500,000	Receive	CPURNSA	2.171	At Maturity	10/13/17	10/13/27	80,314	478	79,836	851
	3,000,000	Receive	CPURNSA	2.385	At Maturity	6/28/18	6/28/28	(5,436)	472	(5,908)	590
	4,000,000	Receive	CPURNSA	2.271	At Maturity	3/28/18	3/28/26	20,841	483	20,358	1,877
	4,000,000	Receive	CPURNSA	2.120	At Maturity	8/22/17	8/22/29	130,106	489	129,617	750
Total	$19,000,000							$238,888	$2,411	$236,477	$5,872
Total interest rate swap premiums paid									$2,411
Total interest rate swap premiums received									$—
Total receivable for variation margin on swap contracts											$5,872
Total payable for variation margin on swap contracts											$—

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$—	$116,197,088	$—	$116,197,088
Investments in Derivatives:
Consumer Price Index Swaps*	—	(773,480)	—	(773,480)
Total	$—	$115,423,608	$—	$115,423,608
*	Represents net unrealized appreciation (depreciation).

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

The tables below present the cost and unrealized appreciation (depreciation) of the Fund’s investment portfolio, as determined on a federal income tax basis, as of June 30, 2018.

For purposes of this disclosure, derivative tax cost is generally the sum of any upfront fees or premiums exchanged and any amounts unrealized for income statement reporting but realized in income and/or capital gains for tax reporting. If a particular derivative category does not disclose any tax unrealized appreciation or depreciation, the change in value of those derivatives have generally been fully realized for tax purposes.

Tax cost of investments	$114,962,134
Gross unrealized:
Appreciation	$1,719,412
Depreciation	(484,458)
Net unrealized appreciation (depreciation) of investments	$1,234,954

Tax cost of swaps	$2,411
Net unrealized appreciation (depreciation) of swaps	$(773,480)

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)

Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)

For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.

(5)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.

(6)

Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as presented on the Statement of Assets and Liabilities. The unrealized appreciation (depreciation) of OTC cleared and exchange-traded derivatives is recognized as part of the cash collateral at brokers and/or the receivable or payable for variation margin as presented on the Statement of Assets and Liabilities, when applicable.

(7)	Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each contract.

144A

Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

CPURNSA	US CPI Urban Consumers Non-Seasonally Adjusted

ETM	Escrowed to maturity.

Nuveen Intermediate Duration Municipal Bond Fund

Portfolio of Investments    June 30, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	LONG-TERM INVESTMENTS – 96.9%

	MUNICIPAL BONDS – 96.6%

	Alabama – 2.3%

$7,630	Alabama State Port Authority, Docks Facilities Revenue Bonds, Refunding Series 2017A, 5.000%, 10/01/31 – AGM Insured (Alternative Minimum Tax)	10/27 at 100.00	AA	$8,649,368

6,665	Black Belt Energy Gas District, Alabama, Gas PrePay Revenue Bonds, Project 3 Series 2018A, 4.000%, 12/01/48 (Mandatory put 12/01/23)	9/23 at 100.31	A3	7,120,886

33,445	Black Belt Energy Gas District, Alabama, Gas Supply Revenue Bonds, Series 2016, 4.000%, 7/01/46 (Mandatory put 6/01/21)	3/21 at 100.59	Aa2	35,007,550

27,715	Black Belt Energy Gas District, Alabama, Gas Supply Revenue Bonds, Series 2017A, 4.000%, 8/01/47 (Mandatory put 7/01/22)	4/22 at 100.52	Aa2	29,438,042

2,685	Mobile Spring Hill College Educational Building Authority, Alabama, Revenue Bonds, Spring Hill College Project, Series 2015, 5.000%, 4/15/27	4/25 at 100.00	N/R	2,749,359

	Montgomery Medical Clinic Board, Alabama, Health Care Facility Revenue Bonds, Jackson Hospital & Clinic, Series 2015:
2,080	5.000%, 3/01/23	No Opt. Call	BBB	2,286,211
3,555	5.000%, 3/01/24	No Opt. Call	BBB	3,947,934
2,235	5.000%, 3/01/25	No Opt. Call	BBB	2,502,977
1,725	5.000%, 3/01/26	No Opt. Call	BBB	1,940,642

12,295	Southeast Alabama Gas Supply District, Alabama, Gas Supply Revenue Bonds, Project 1, Series 2018A, 4.000%, 4/01/49 (Mandatory put 4/01/24)	1/24 at 100.27	A3	13,134,626

15,975	Southeast Alabama Gas Supply District, Alabama, Gas Supply Revenue Bonds, Project 2, Series 2018A, 4.000%, 6/01/49 (Mandatory put 6/01/24)	3/24 at 100.29	A3	17,036,539

1,000	The Improvement District of the City of Mobile – McGowin Park Project, Alabama, Sales Tax Revenue Bonds, Series 2016A, 5.000%, 8/01/25	No Opt. Call	N/R	1,029,130

	University of Alabama, Birmingham, Hospital Revenue Bonds, Birmingham Hospital, Series 2008A:
1,500	5.000%, 9/01/18 (ETM)	No Opt. Call	A1 (4)	1,508,580
4,000	5.750%, 9/01/22 (Pre-refunded 9/01/18)	9/18 at 100.00	A1 (4)	4,027,680
122,505	Total Alabama			130,379,524

	Alaska – 0.3%

5,275	Alaska Industrial Development and Export Authority, Loan Anticipation Revenue Notes, YKHC Project, Series 2017, 3.500%, 12/01/20	12/19 at 100.00	MIG2	5,345,421

3,000	Alaska State, Sport Fishing Revenue Bonds, Refunding Series 2011, 5.000%, 4/01/21	4/20 at 100.00	A1	3,154,500

6,025	Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed Bonds, Series 2006A, 5.000%, 6/01/32	9/18 at 100.00	B3	6,025,361

5,065	Valdez, Alaska, Marine Terminal Revenue Bonds, BP Pipelines Inc. Project, Refunding Series 2003B, 5.000%, 1/01/21	No Opt. Call	A1	5,430,389
19,365	Total Alaska			19,955,671

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Arizona – 2.4%

	Arizona Health Facilities Authority, Hospital System Revenue Bonds, Phoenix Children’s Hospital, Refunding Series 2012A:
$1,235	5.000%, 2/01/20	No Opt. Call	A+	$1,291,649
6,255	5.000%, 2/01/27	2/22 at 100.00	A+	6,709,238

3,280	Arizona Industrial Development Authority, Education Revenue Bonds, Legacy Traditional School Southwest Las Vegas Nevada Campus, Series 2018, 5.250%, 7/01/22, 144A	7/19 at 101.00	N/R	3,256,843

	Arizona Sports and Tourism Authority, Tax Revenue Bonds, Multipurpose Stadium Facility Project, Refunding Senior Series 2012A:
10,270	5.000%, 7/01/25	7/22 at 100.00	A1	11,098,070
16,235	5.000%, 7/01/26	7/22 at 100.00	A1	17,493,050
16,760	5.000%, 7/01/27	7/22 at 100.00	A1	17,993,368

	Arizona State, State Lottery Revenue Bonds, Series 2010A:
55	5.000%, 7/01/18 – AGM Insured	No Opt. Call	AA+	55,000
5,165	5.000%, 7/01/19 – AGM Insured	No Opt. Call	AA+	5,338,079
5,015	5.000%, 7/01/20 – AGM Insured	No Opt. Call	AA+	5,333,101
6,130	5.000%, 7/01/21 – AGM Insured	1/20 at 100.00	AA+	6,417,987
7,500	5.000%, 7/01/22 – AGM Insured	1/20 at 100.00	AA+	7,850,025

6,000	Gilbert Public Facilities Municipal Property Corporation, Arizona, Revenue Bonds, Series 2009, 5.500%, 7/01/27 (Pre-refunded 7/01/19)	7/19 at 100.00	AA+ (4)	6,235,380

2,000	Glendale Industrial Development Authority, Arizona, Revenue Bonds, Midwestern University, Refunding Series 2007, 5.000%, 5/15/26	5/22 at 100.00	A	2,181,600

1,355	Glendale Industrial Development Authority, Arizona, Revenue Bonds, Midwestern University, Refunding Series 2010, 5.000%, 5/15/21	5/20 at 100.00	A+	1,432,926

	Northern Arizona University, System Revenue Bonds, Refunding Series 2014:
385	5.000%, 6/01/22	No Opt. Call	A+	425,333
500	5.000%, 6/01/23	No Opt. Call	A+	562,840

	Phoenix Civic Improvement Corporation, Arizona, Airport Revenue Bonds, Junior Lien Series 2010A:
2,045	5.000%, 7/01/22 (Pre-refunded 7/01/20)	7/20 at 100.00	A+ (4)	2,178,457
10,400	5.000%, 7/01/40 (Pre-refunded 7/01/20)	7/20 at 100.00	A+ (4)	11,078,704

4,850	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Legacy Traditional Schools East Mesa and Cadence, Nevada Campuses, Series 2017A, 4.000%, 7/01/22, 144A	7/19 at 101.00	N/R	4,755,280

3,480	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Legacy Traditional Schools Phoenix/East Mesa and Cadence, Nevada Campuses, Series 2017B, 4.000%, 7/01/22, 144A	7/19 at 101.00	N/R	3,412,036

2,650	Pima County Industrial Development Authority, Arizona, Revenue Bonds, Tucson Electric Power Company Project, Series 2013A, 4.000%, 9/01/29	3/23 at 100.00	A–	2,780,883

2,670	Pima County, Arizona, Sewer Revenue Bonds, Series 2010, 5.000%, 7/01/24 (Pre-refunded 7/01/20) – AGM Insured	7/20 at 100.00	AA (4)	2,841,521

645	Regional Public Transportation Authority, Arizona, Transportation Excise Tax Revenue Bonds, Maricopa County Public Transportation Fund Series 2014, 5.250%, 7/01/23	No Opt. Call	AA+	742,511

3,000	Salt River Project Agricultural Improvement and Power District, Arizona, Electric System Revenue Bonds, Series 2009A, 5.000%, 1/01/25 (Pre-refunded 1/01/19)	1/19 at 100.00	Aa1 (4)	3,052,890

Nuveen Intermediate Duration Municipal Bond Fund (continued)

Portfolio of Investments    June 30, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Arizona (continued)

$3,925	Salt River Project Agricultural Improvement and Power District, Arizona, Electric System Revenue Bonds, Tender Option Bond Trust 2015-XF2192, 10.636%, 12/01/24, 144A (IF) (5)	12/21 at 100.00	Aa1	$5,095,749

	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, Citigroup Energy Inc. Prepay Contract Obligations, Series 2007:
2,305	5.000%, 12/01/32	No Opt. Call	BBB+	2,707,960
960	5.000%, 12/01/37	No Opt. Call	BBB+	1,167,706

1,000	Scottsdale Industrial Development Authority, Arizona, Hospital Revenue Bonds, Scottsdale Healthcare, Series 2008A, 5.000%, 9/01/20	9/18 at 100.00	A2	1,005,630

1,350	Sedona-Oak Creek Joint Unified School District 9, Coconino and Yavapi Counties, Arizona, General Obligation Bonds, School Improvement Project 2007, Series 2009B, 5.375%, 7/01/28 (Pre-refunded 7/01/19)	7/19 at 100.00	Aa2 (4)	1,400,625
127,420	Total Arizona			135,894,441

	Arkansas – 0.7%

1,000	Arkansas State University, Student Fee Revenue Bonds, Jonesboro Campus, Series 2013, 5.000%, 12/01/33	12/23 at 100.00	A1	1,114,510

	Bentonville School District 006, Benton County, Arkansas, General Obligation Bonds, Refunding & Construction Series 2018B.:
5,255	3.000%, 6/01/29	6/26 at 100.00	Aa2	5,250,060
1,000	3.375%, 6/01/35	6/26 at 100.00	Aa2	990,430
4,910	3.500%, 6/01/38	6/26 at 100.00	Aa2	4,875,041

2,785	Fayetteville, Arkansas, Sales and Use Tax Revenue Bonds, Series 2006A, 4.500%, 11/01/19 – AGM Insured	11/18 at 100.00	AA	2,812,989

4,540	Independence County, Arkansas, Pollution Control Revenue Bonds, Arkansas Power and Light Company Project, Series 2013, 2.375%, 1/01/21	No Opt. Call	A	4,564,698

	Little Rock, Arkansas, Hotel and Restaurant Gross Receipts Tax Bonds, Series 2014:
500	5.000%, 7/01/22	No Opt. Call	A+	553,660
800	5.000%, 7/01/23	No Opt. Call	A+	902,976
1,610	5.000%, 7/01/26	7/24 at 100.00	A+	1,835,658
1,485	5.000%, 7/01/28	7/24 at 100.00	A+	1,683,411
1,935	5.000%, 7/01/29	7/24 at 100.00	A+	2,186,647
1,000	5.000%, 7/01/30	7/24 at 100.00	A+	1,126,510
4,585	5.000%, 7/01/34	7/24 at 100.00	A+	5,140,748

1,000	North Little Rock Health Facilities Board, Arkansas, Healthcare Revenue Bonds, Baptist Health, Series 1996B, 5.750%, 12/01/21 (Pre-refunded 12/01/18)	12/18 at 100.00	N/R (4)	1,017,330

	Pulaski County Public Facilities Board, Arkansas, Healthcare Revenue Bonds, Baptist Health, Series 2014:
2,125	5.000%, 12/01/25	12/24 at 100.00	A+	2,420,290
1,780	5.000%, 12/01/27	12/24 at 100.00	A+	2,007,199

1,000	University of Arkansas, Various Facilities Revenue Bonds, UAMS Campus, Series 2014A, 5.000%, 3/01/21	No Opt. Call	Aa2	1,082,220
37,310	Total Arkansas			39,564,377

	California – 6.4%

1,565	ABC Unified School District, Los Angeles County, California, General Obligation Bonds, Refunding Series 2003A, 4.900%, 2/01/20 – NPFG Insured	No Opt. Call	A+	1,644,126

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

$1,860	Alameda Corridor Transportation Authority, California, Revenue Bonds, Refunding Senior Lien Series 2013A, 5.000%, 10/01/23	No Opt. Call	A	$2,134,443

7,435	California Health Facilities Financing Authority, Revenue Bonds, Adventist Health System/West, Refunding Series 2016A, 3.000%, 3/01/39	3/26 at 100.00	A	6,808,899

515	California Health Facilities Financing Authority, Revenue Bonds, Adventist Health System/West, Series 2009C, 5.125%, 3/01/20	3/19 at 100.00	A	526,845

	California Health Facilities Financing Authority, Revenue Bonds, Children’s Hospital Los Angeles, Series 2017A:
1,200	5.000%, 8/15/35	8/27 at 100.00	BBB+	1,363,488
1,845	5.000%, 8/15/36	8/27 at 100.00	BBB+	2,088,595

1,195	California Health Facilities Financing Authority, Revenue Bonds, Children’s Hospital of Orange County, Series 2009A, 5.750%, 11/01/18	No Opt. Call	A+	1,212,065

	California Municipal Finance Authority, Revenue Bonds, Linxs APM Project, Senior Lien Series 2018A.:
5,555	3.250%, 12/31/32 – AGM Insured (Alternative Minimum Tax)	6/28 at 100.00	AA	5,373,574
11,300	5.000%, 12/31/38 (Alternative Minimum Tax)	6/28 at 100.00	N/R	12,779,848
14,005	5.000%, 12/31/43 (Alternative Minimum Tax)	6/28 at 100.00	N/R	15,763,468

15,000	California Municipal Finance Authority, Solid Waste Disposal Revenue Bonds, Waste Management Inc., Series 2017A, 2.000%, 12/01/44 (Mandatory put 12/01/20) (Alternative Minimum Tax)	No Opt. Call	A–	14,975,250

3,530	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, Waste Management Inc., Refunding Series 2015B-2, 3.125%, 11/01/40 (Mandatory put 11/03/25) (Alternative Minimum Tax)	No Opt. Call	A–	3,575,043

16,835	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, Waste Management Inc., Series 2015A-1, 3.375%, 7/01/25 (Alternative Minimum Tax)	No Opt. Call	A–	17,381,127

12,305	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, Waste Management, Inc. Project, Refunding Series 2015B-1, 3.000%, 11/01/25 (Alternative Minimum Tax)	No Opt. Call	A–	12,409,716

2,245	California State Public Works Board, Lease Revenue Bonds, California State University Monterey Bay Campus Library Project, Series 2009D, 6.000%, 4/01/25 (Pre-refunded 4/01/19)	4/19 at 100.00	Aaa	2,322,183

1,400	California State Public Works Board, Lease Revenue Bonds, California State University, Various University Projects, Series 2010B-1, 5.375%, 3/01/25	3/20 at 100.00	Aa3	1,485,302

5,000	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Series 2009G-1, 5.250%, 10/01/24 (Pre-refunded 10/01/19)	10/19 at 100.00	Aaa	5,237,800

	California State, Economic Recovery Revenue Bonds, Refunding Series 2009A:
2,095	5.000%, 7/01/20 (Pre-refunded 7/01/19)	7/19 at 100.00	Aaa	2,170,273
3,830	5.250%, 7/01/21 (Pre-refunded 7/01/19)	7/19 at 100.00	Aaa	3,977,034
2,195	5.250%, 7/01/21 (Pre-refunded 7/01/19)	7/19 at 100.00	Aaa	2,279,266

15	California State, General Obligation Bonds, Various Purpose Series 2001, 5.000%, 11/01/18	9/18 at 100.00	AA–	15,042

1,450	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda University Medical Center, Series 2014A, 5.250%, 12/01/29	12/24 at 100.00	BB+	1,596,290

915	California Statewide Communities Development Authority, Revenue Bonds, Huntington Memorial Hospital, Refunding Series 2014B, 5.000%, 7/01/25	7/24 at 100.00	A–	1,043,795

Nuveen Intermediate Duration Municipal Bond Fund (continued)

Portfolio of Investments    June 30, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

$1,000	California Statewide Community Development Authority, Insured Health Facility Revenue Bonds, Henry Mayo Newhall Memorial Hospital, Series 2007B, 5.200%, 10/01/37 (Pre-refunded 10/01/18) – AMBAC Insured	10/18 at 100.00	AA– (4)	$1,009,590

575	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity Health System, Series 2005G, 5.500%, 7/01/22	9/18 at 100.00	CCC	568,376

	Culver City Redevelopment Agency, California, Tax Allocation Revenue Bonds, Redevelopment Project, Capital Appreciation Series 2011A:
7,475	0.000%, 11/01/26 (Pre-refunded 11/01/21)	11/21 at 66.91	AA– (4)	4,712,016
4,095	0.000%, 11/01/28 (Pre-refunded 11/01/21)	11/21 at 56.33	AA– (4)	2,173,135

	Delano, California, Certificates of Participation, Delano Regional Medical Center, Series 2012:
2,725	5.000%, 1/01/22	No Opt. Call	BBB	2,859,261
2,860	5.000%, 1/01/23	No Opt. Call	BBB	3,022,362
1,635	5.000%, 1/01/24	1/23 at 100.00	BBB	1,726,429
1,325	5.000%, 1/01/25	1/23 at 100.00	BBB	1,395,715

	Desert Sands Unified School District, Riverside County, California, General Obligation Bonds, Election 2001, Series 2008:
510	5.250%, 8/01/23 (Pre-refunded 8/01/18)	8/18 at 100.00	Aa2 (4)	511,576
2,025	5.000%, 8/01/24 (Pre-refunded 8/01/18)	8/18 at 100.00	Aa2 (4)	2,030,873

0	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2007A-1, 5.000%, 6/01/33 (Pre-refunded 7/05/18)	7/18 at 100.00	B3 (4)	0

21,670	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2018A-1, 3.500%, 6/01/36	6/22 at 100.00	BBB	21,861,346

1,300	Grant Joint Union High School District, Sacramento County, California, General Obligation Bonds, Capital Appreciation Election 2006 Series 2008, 0.000%, 8/01/26 – AGM Insured	No Opt. Call	A1	1,020,448

	Lake Elsinore Public Financing Authority, California, Local Agency Revenue Bonds, Canyon Hills Improvement Area A & C, Series 2014C:
1,000	5.000%, 9/01/30	9/24 at 100.00	N/R	1,103,420
1,015	5.000%, 9/01/32	9/24 at 100.00	N/R	1,111,628
465	5.000%, 9/01/34	9/24 at 100.00	N/R	507,101

5,745	Lake Elsinore Redevelopment Agency, California, Special Tax Bonds, Community Facilities District 90-2, Series 2007A, 4.500%, 10/01/24 – AGM Insured	9/18 at 100.00	AA	5,757,984

2,015	Las Virgenes Unified School District, Los Angeles County, California, General Obligation Bonds, 2006 Election, Series 2009B, 0.000%, 8/01/27	No Opt. Call	Aa1	1,566,904

	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series 2014B:
1,015	5.000%, 7/01/25	1/24 at 100.00	AA	1,173,837
5,000	5.000%, 7/01/43	1/24 at 100.00	AA	5,597,100

	Los Angeles, California, Special Tax Bonds, Community Facilities District 4, Playa Vista Phase I, Series 2014:
1,075	5.000%, 9/01/24	No Opt. Call	A+	1,246,839
1,250	5.000%, 9/01/25	9/24 at 100.00	A+	1,438,925
1,000	5.000%, 9/01/26	9/24 at 100.00	A+	1,144,970

16,625	Los Angeles County, California, Tax and Revenue Anticipation Notes, Series 2018, 4.000%, 6/28/19 (WI/DD, Settling 7/02/18)	No Opt. Call	SP-1+	17,034,806

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

$400	Menifee Union School District Public Financing Authority, California, Special Tax Revenue Bonds, Series 2016A, 5.000%, 9/01/29 – BAM Insured	9/25 at 100.00	AA	$455,336

5,095	Mount San Antonio Community College District, Los Angeles County, California, General Obligation Bonds, Election of 2008, Series 2013A, 0.000%, 8/01/28 (6)	2/28 at 100.00	Aa1	4,892,881

12,430	M-S-R Energy Authority, California, Gas Revenue Bonds, Citigroup Prepay Contracts, Series 2009A, 6.125%, 11/01/29	No Opt. Call	A	15,459,067

10,290	M-S-R Energy Authority, California, Gas Revenue Bonds, Citigroup Prepay Contracts, Series 2009C, 6.125%, 11/01/29	No Opt. Call	A	12,797,570

705	Northern Inyo County Local Hospital District, Inyo County, California, Revenue Bonds, Series 2010, 6.000%, 12/01/21	12/20 at 100.00	BB	728,018

8,000	Palomar Pomerado Health, California, General Obligation Bonds, Convertible Capital Appreciation, Election 2004 Series 2010A, 0.000%, 8/01/40 (6)	8/30 at 100.00	A	9,297,760

	Palomar Pomerado Health, California, General Obligation Bonds, Series 2009A:
1,815	0.000%, 8/01/21 – AGC Insured	No Opt. Call	AA	1,697,315
2,095	0.000%, 8/01/22 – AGC Insured	No Opt. Call	AA	1,900,018
4,085	0.000%, 8/01/23 – AGC Insured	No Opt. Call	AA	3,579,236

7,000	Placentia-Yorba Linda Unified School District, Orange County, California, Certificates of Participation, Refunding Series 2011, 6.000%, 10/01/25 – AGM Insured	10/21 at 100.00	AA	7,875,140

5,350	Poway Unified School District, San Diego County, California, General Obligation Bonds, School Facilities Improvement District 2007-1, Series 2011A, 0.000%, 8/01/34	No Opt. Call	AA–	2,995,572

2,410	Riverside County Redevelopment Agency Successor Agency, California, Tax Allocation Bonds, Refunding Series 2014A, 4.000%, 10/01/37 – AGM Insured	10/24 at 100.00	AA	2,492,012

	Riverside County Redevelopment Agency, California, Tax Allocation Bonds, Jurupa Valley Project Area, Series 2011B:
2,115	0.000%, 10/01/34	No Opt. Call	A	1,123,932
2,000	0.000%, 10/01/36	No Opt. Call	A	967,540

5,000	Sacramento County, California, Airport System Revenue Bonds, Senior Lien Series 2010, 5.000%, 7/01/40	7/20 at 100.00	A+	5,307,000

1,000	San Bernardino Community College District, California, General Obligation Bonds, Election 2002 Series 2008A, 6.500%, 8/01/27 (Pre-refunded 8/01/18)	8/18 at 100.00	AA (4)	1,003,980

	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue Bonds, Refunding Senior Lien Series 2014A:
5,000	5.000%, 1/15/29	1/25 at 100.00	BBB	5,592,400
26,000	5.000%, 1/15/34	1/25 at 100.00	BBB	28,610,400

2,350	San Jose Redevelopment Agency Successor Agency, California, Tax Allocation Bonds, Subordinate Refunding Series 2017B, 5.000%, 8/01/19	No Opt. Call	AA–	2,436,809

	Santa Ana Financing Authority, California, Lease Revenue Bonds, Police Administration and Housing Facility, Series 1994A:
3,690	6.250%, 7/01/24	No Opt. Call	Baa2	4,242,024
2,255	6.250%, 7/01/24 (ETM)	No Opt. Call	Baa2 (4)	2,636,726

1,000	Santa Ana Unified School District, Orange County, California, General Obligation Bonds, Series 2008A, 5.250%, 8/01/28 (Pre-refunded 8/01/18)	8/18 at 100.00	Aa3 (4)	1,003,090

Nuveen Intermediate Duration Municipal Bond Fund (continued)

Portfolio of Investments    June 30, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

	Santa Paula Utility Authority, California, Water Enterprise Revenue Bonds, Refunding Series 2010:
$2,510	5.000%, 2/01/28	2/20 at 100.00	A+	$2,626,338
2,630	5.000%, 2/01/29	2/20 at 100.00	A+	2,750,638
2,765	5.000%, 2/01/30	2/20 at 100.00	A+	2,890,503

	South Bayside Waste Management Authority, California, Solida Waste Enterprise Revenue Bonds, Shoreway Environmental Center, Series 2009A:
2,500	5.250%, 9/01/24	9/19 at 100.00	A1	2,602,425
1,200	6.250%, 9/01/29	9/19 at 100.00	A1	1,263,624

	Tulare Local Health Care District, California, General Obligation Bonds, Series 2009B-1:
1,180	6.000%, 8/01/22	8/19 at 100.00	Ba3	1,223,625
1,410	6.125%, 8/01/23	8/19 at 100.00	Ba3	1,463,368
1,585	6.250%, 8/01/24	8/19 at 100.00	Ba3	1,645,024
1,265	6.375%, 8/01/25	8/19 at 100.00	Ba3	1,312,918
500	6.500%, 8/01/26	8/19 at 100.00	Ba3	519,060

	University of California, General Revenue Bonds, Series 2018O:
4,595	5.000%, 5/15/32	5/28 at 100.00	AA–	5,553,609
3,635	5.000%, 5/15/33	5/28 at 100.00	AA–	4,368,761
5,305	5.000%, 5/15/34	5/28 at 100.00	AA–	6,335,231

2,030	Victor Elementary School District, San Bernardino County, California, General Obligation Bonds, Series 2002A, 0.000%, 8/01/23 – FGIC Insured	No Opt. Call	Aa3	1,795,697

3,000	Victor Valley Union High School District, San Bernardino County, California, General Obligation Bonds, Series 2009A, 0.000%, 8/01/31 – AGC Insured (6)	8/26 at 100.00	AA	3,315,570

	Washington Township Health Care District, California, Revenue Bonds, Refunding Series 2015A:
1,540	5.000%, 7/01/24	No Opt. Call	Baa1	1,726,663
1,415	5.000%, 7/01/25	No Opt. Call	Baa1	1,597,125
1,450	3.250%, 7/01/27	7/25 at 100.00	Baa1	1,452,697
1,435	3.500%, 7/01/28	7/25 at 100.00	Baa1	1,455,477
1,355	3.750%, 7/01/29	7/25 at 100.00	Baa1	1,386,842

2,500	West Contra Costa Unified School District, Contra Costa County, California, General Obligation Bonds, Series 2008B, 6.000%, 8/01/25	No Opt. Call	AA–	3,130,625
352,580	Total California			366,247,759

	Colorado – 2.1%

1,125	Adams and Arapahoe Counties Joint School District 28J, Aurora, Colorado, General Obligation Bonds, Series 2008, 5.500%, 12/01/21 (Pre-refunded 12/01/18)	12/18 at 100.00	AA (4)	1,143,349

9,355	Centerra Metropolitan District 1, Loveland, Colorado, Special Revenue Bonds, Refunding & Improvement Series 2017, 5.000%, 12/01/29, 144A	12/22 at 103.00	N/R	10,048,393

10,000	Colorado Bridge Enterprise, Revenue Bonds, Central 70 Project, Senior Series 2017, 4.000%, 6/30/51 (Alternative Minimum Tax)	12/27 at 100.00	A–	9,909,400

1,705	Colorado Educational and Cultural Facilities Authority, Revenue Bonds, Regis University Project, Refunding Series 2016, 3.125%, 10/01/31	10/25 at 100.00	Baa2	1,603,024

1,000	Colorado Health Facilities Authority, Colorado, Hospital Improvement Revenue Bonds, NCMC Inc., Series 2003B, 6.000%, 5/15/26 (Pre-refunded 5/15/19) – AGM Insured	5/19 at 100.00	AA (4)	1,038,400

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Colorado (continued)

$17,570	Colorado Health Facilities Authority, Colorado, Hospital Revenue Bonds, Parkview Medical Center, Series 2016, 3.125%, 9/01/42	9/26 at 100.00	A3	$15,653,991

	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives, Series 2006A:
16,830	5.000%, 9/01/26	9/18 at 100.00	BBB+	16,992,073
95	4.500%, 9/01/38	9/18 at 100.00	BBB+	95,112

4,045	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives, Series 2009B-1, 5.000%, 7/01/29	11/22 at 100.00	BBB+	4,338,141

350	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Evangelical Lutheran Good Samaritan Society Project, Series 2013, 5.500%, 6/01/33	6/23 at 100.00	BBB	388,322

880	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Total Long-Term Care National Obligated Group Project, Series 2010A, 5.250%, 11/15/20 (ETM)	No Opt. Call	N/R (4)	915,983

10,000	Colorado Health Facilities Authority, Retirement Facilities Revenue Bonds, Liberty Heights, Series 1990B, 0.000%, 7/15/20 (ETM)	No Opt. Call	AA+ (4)	9,601,500

1,510	Colorado State Higher Education Capital Construction Lease Purchase Financing Program Certificates of Participation, Series 2008, 5.250%, 11/01/23 (Pre-refunded 11/01/18)	11/18 at 100.00	Aa2 (4)	1,529,102

1,500	Delta County Memorial Hospital District, Colorado, Enterprise Revenue Bonds, Refunding Series 2010, 5.500%, 9/01/25	3/20 at 100.00	BBB–	1,550,880

11,000	Denver City and County, Colorado, Airport System Revenue Bonds, Series 2012B, 5.000%, 11/15/32	11/22 at 100.00	A+	12,168,970

10,670	Denver City and County, Colorado, Special Facilities Airport Revenue Bonds, United Airlines, Inc. Project, Refunding Series 2017, 5.000%, 10/01/32 (Alternative Minimum Tax)	10/23 at 100.00	BB	11,488,496

10,000	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series 2004B, 0.000%, 3/01/36 – NPFG Insured	9/20 at 41.72	A	3,914,600

	El Paso County School District 20, Academy, Colorado, General Obligation Bonds, Refunding Series 2010:
1,525	5.000%, 12/15/20	No Opt. Call	Aa2	1,644,102
2,215	5.000%, 12/15/21	No Opt. Call	Aa2	2,445,559
1,530	5.000%, 12/15/22	12/21 at 100.00	Aa2	1,686,565

3,670	Johnstown Plaza Metropolitan District, Colorado, Special Revenue Bonds, Series 2016A, 5.125%, 12/01/31	12/21 at 103.00	N/R	3,574,397

	Plaza Metropolitan District 1, Lakewood, Colorado, Tax Increment Revenue Bonds, Refunding Series 2013:
1,335	5.000%, 12/01/19, 144A	No Opt. Call	N/R	1,382,099
500	5.000%, 12/01/20, 144A	No Opt. Call	N/R	527,740

1,000	Pueblo County School District 60, Pueblo, Colorado, General Obligation Bonds, Refunding Series 2009, 5.000%, 12/15/22	No Opt. Call	Aa2	1,124,840

1,325	Rangeview Library District, Adams County, Colorado, Certificates of Participation, Rangeview Library Projects, Series 2008, 4.500%, 12/15/20 (Pre-refunded 12/15/18) – AGC Insured	12/18 at 100.00	AA (4)	1,343,351

975	Regional Transportation District, Colorado, Denver Transit Partners Eagle P3 Project Private Activity Bonds, Series 2010, 6.000%, 1/15/41	7/20 at 100.00	BBB+	1,023,204

Nuveen Intermediate Duration Municipal Bond Fund (continued)

Portfolio of Investments    June 30, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Colorado (continued)

	Sand Creek Metropolitan District, Colorado, General Obligation Bonds, Refunding Series 2010A:
$2,190	4.250%, 12/01/23	12/20 at 100.00	A	$2,300,639
2,030	4.000%, 12/01/24	12/20 at 100.00	A	2,120,193

1,000	Spring Mesa Metropolitan District, Jefferson County, Colorado, General Obligation Bonds, Refunding Series 2015, 3.750%, 12/01/44 – AGM Insured	12/25 at 100.00	AA	956,280
126,930	Total Colorado			122,508,705

	Connecticut – 1.0%

4,985	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Fairfield University, Series 2017R, 3.250%, 7/01/35	7/27 at 100.00	A–	4,590,986

20,550	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale University, Variable Rate Demand Obligations, Series 1999-U1, 1.000%, 7/01/33 (Mandatory put 2/06/19)	No Opt. Call	AAA	20,482,391

12,070	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale University, Variable Rate Demand Obligations, Series 1999-U2, 1.000%, 7/01/33 (Mandatory put 2/06/19)	No Opt. Call	AAA	12,030,290

50	Connecticut State, General Obligation Bonds, Refunding Series 2016B, 5.000%, 5/15/22	No Opt. Call	A1	54,656

	Connecticut State, General Obligation Bonds, Refunding Series 2018C:
11,925	3.000%, 6/15/19	No Opt. Call	A1	12,055,698
1,835	5.000%, 6/15/22	No Opt. Call	A1	2,008,683

3,615	Connecticut State, General Obligation Bonds, Series 2013E, 5.000%, 8/15/22	No Opt. Call	A1	3,969,342

1,440	Eastern Connecticut Resource Recovery Authority, Solid Waste Revenue Bonds, Wheelabrator Lisbon Project, Series 1993A, 5.500%, 1/01/20 (Alternative Minimum Tax)	7/18 at 100.00	A–	1,461,557

1,000	New Britain, Connecticut, General Obligation Bonds, Refunding Series 2016A, 5.000%, 3/01/19 – BAM Insured (ETM)	No Opt. Call	AA (4)	1,022,050

	Stratford, Connecticut, General Obligation Bonds, Series 2014:
400	5.000%, 12/15/24	12/22 at 100.00	AA	445,072
495	5.000%, 12/15/26	12/22 at 100.00	AA	547,906
58,365	Total Connecticut			58,668,631

	Delaware – 0.1%

	Delaware Health Facilities Authority, Revenue Bonds, Nanticoke Memorial Hospital, Series 2013:
1,000	4.000%, 7/01/22	No Opt. Call	BBB+	1,040,060
3,995	5.000%, 7/01/28	7/23 at 100.00	BBB+	4,303,454
4,995	Total Delaware			5,343,514

	District of Columbia – 1.4%

3,880	District of Columbia Student Dormitory Revenue Bonds, Provident Group – Howard Properties LLC Issue, Series 2013, 5.000%, 10/01/30	10/22 at 100.00	BB+	3,967,455

5,755	District of Columbia Tobacco Settlement Corporation, Tobacco Settlement Asset-Backed Bonds, Series 2001, 6.500%, 5/15/33	No Opt. Call	A–	6,535,436

159,565	District of Columbia Tobacco Settlement Corporation, Tobacco Settlement Asset-Backed Bonds, Series 2006A, 0.000%, 6/15/46	9/18 at 100.00	N/R	27,631,871

10,165	District of Columbia Water and Sewer Authority, Public Utility Revenue Bonds, Series 1998, 5.500%, 10/01/18 – AGM Insured	No Opt. Call	AAA	10,268,276

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	District of Columbia (continued)

	District of Columbia, Hospital Revenue Bonds, Sibley Memorial Hospital, Series 2009:
$420	6.500%, 10/01/20 (Pre-refunded 10/01/19)	10/19 at 100.00	N/R (4)	$445,028
1,715	6.500%, 10/01/23 (Pre-refunded 10/01/19)	10/19 at 100.00	N/R (4)	1,817,197
825	6.500%, 10/01/24 (Pre-refunded 10/01/19)	10/19 at 100.00	N/R (4)	874,162

	District of Columbia, Revenue Bonds, The Catholic University of America, Series 2010:
2,415	5.000%, 10/01/23	10/18 at 100.00	A	2,434,755
1,325	5.000%, 10/01/23 (Pre-refunded 10/01/18)	10/18 at 100.00	N/R (4)	1,336,461

	Metropolitan Washington D.C. Airports Authority, Airport System Revenue Bonds, Refunding Series 2018A:
5,415	5.000%, 10/01/26 (WI/DD, Settling 7/03/18) (Alternative Minimum Tax)	No Opt. Call	AA–	6,325,478
9,000	5.000%, 10/01/27 (WI/DD, Settling 7/03/18) (Alternative Minimum Tax)	No Opt. Call	AA–	10,626,570
4,150	5.000%, 10/01/28 (WI/DD, Settling 7/03/18) (Alternative Minimum Tax)	No Opt. Call	AA–	4,941,779
4,150	5.000%, 10/01/29 (WI/DD, Settling 7/03/18) (Alternative Minimum Tax)	10/28 at 100.00	AA–	4,925,552
208,780	Total District of Columbia			82,130,020

	Florida – 6.0%

12,505	Broward County School Board, Florida, Certificates of Participation, Series 2015A, 5.000%, 7/01/25	No Opt. Call	Aa3	14,517,180

	Broward County, Florida, Airport System Revenue Bonds, Series 2015A:
10,000	5.000%, 10/01/34 (Alternative Minimum Tax)	10/25 at 100.00	A+	11,141,500
15,135	5.000%, 10/01/35 (Alternative Minimum Tax)	10/25 at 100.00	A+	16,821,342

	Cape Coral, Florida, Utility Improvement Assessment Bonds, Refunding Various Areas Series 2017:
990	2.250%, 9/01/23 – AGM Insured	No Opt. Call	AA	969,596
1,490	2.500%, 9/01/24 – AGM Insured	No Opt. Call	AA	1,462,346
1,425	2.750%, 9/01/25 – AGM Insured	No Opt. Call	AA	1,406,689
990	2.750%, 9/01/26 – AGM Insured	No Opt. Call	AA	969,368
745	3.000%, 9/01/27 – AGM Insured	No Opt. Call	AA	738,489

	Cape Coral, Florida, Water and Sewer Revenue Bonds, Refunding Series 2015:
9,685	5.000%, 10/01/32	10/25 at 100.00	A+	11,052,425
7,325	5.000%, 10/01/33	10/25 at 100.00	A+	8,333,506

	Citizens Property Insurance Corporation, Florida, Coastal Account Senior Secured Bonds, Series 2015A-1:
16,445	5.000%, 6/01/22	12/21 at 100.00	AA	18,069,273
14,635	5.000%, 6/01/25	12/24 at 100.00	AA	16,996,504

275	Citizens Property Insurance Corporation, Florida, High-Risk Account Revenue Bonds, Coastal Account Senior Secured Series 2011A-1, 5.000%, 6/01/19	No Opt. Call	AA	283,242

	Citizens Property Insurance Corporation, Florida, Personal and Commercial Lines Account Bonds, Senior Secured Series 2012A-1:
370	5.000%, 6/01/19	No Opt. Call	AA	381,089
4,545	5.000%, 6/01/20	No Opt. Call	AA	4,814,291
1,600	5.000%, 6/01/21	No Opt. Call	AA	1,736,000

	City of Orlando, Florida, Senior Tourist Development Tax Refunding Revenue Bonds, 6th Cent Contract Payments, Series 2017A:
4,000	5.000%, 11/01/32 – AGM Insured	11/27 at 100.00	AA	4,607,880
2,000	5.000%, 11/01/33 – AGM Insured	11/27 at 100.00	AA	2,286,520

Nuveen Intermediate Duration Municipal Bond Fund (continued)

Portfolio of Investments    June 30, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida (continued)

	Collier County Educational Facilities Authority, Florida, Revenue Bonds, Hodges University, Refunding Series 2013:
$2,565	4.750%, 11/01/23	No Opt. Call	BBB–	$2,695,302
1,860	6.000%, 11/01/33	11/23 at 100.00	BBB–	2,053,682

1,890	Dade County Housing Finance Authority, Florida, Multifamily Mortgage Revenue Bonds, Siesta Pointe Apartments Project, Series 1997A, 5.750%, 9/01/29 – AGM Insured (Alternative Minimum Tax)	9/18 at 100.00	AA+	1,899,866

1,000	Davie, Florida, Educational Facilities Revenue Bonds, Nova Southeastern University Project, Refunding Series 2013A, 6.000%, 4/01/42	4/23 at 100.00	A–	1,120,420

1,000	Escambia County, Florida, Pollution Control Revenue Bonds, Gulf Power Company, Refunding Series 1997, 2.100%, 7/01/22 (Mandatory put 4/11/19)	No Opt. Call	A2	1,001,440

370	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Classical Preparatory Incorporated Project, Series 2017A, 5.000%, 6/15/27, 144A	6/26 at 100.00	N/R	373,859

3,275	Florida Governmental Utility Authority, Utility Revenue Bonds, Lake Aqua Utility System, Series 2013A, 4.250%, 10/01/33	10/22 at 100.00	A–	3,352,748

2,700	Florida Governmental Utility Authority, Utility Revenue Bonds, Pasco Aqua Utility System, Series 2013A, 4.250%, 10/01/33	10/22 at 100.00	A3	2,834,568

	Florida Higher Educational Facilities Financing Authority, Revenue Bonds, Nova Southeastern University Project, Refunding Series 2016:
1,250	5.000%, 4/01/32	4/26 at 100.00	A–	1,398,650
1,750	5.000%, 4/01/33	4/26 at 100.00	A–	1,949,238
1,500	5.000%, 4/01/34	4/26 at 100.00	A–	1,662,135
2,790	5.000%, 4/01/35	4/26 at 100.00	A–	3,085,545

4,975	Florida Housing Finance Corporation, Homeowner Mortgage Revenue Bonds, Series 2017-1, 3.600%, 7/01/37	1/27 at 100.00	Aaa	4,978,582

	Florida Municipal Power Agency, Power Supply Revenue Bonds, All Requirements Project, Refunding Series 2016A:
12,025	5.000%, 10/01/30	10/26 at 100.00	A+	13,969,683
8,050	5.000%, 10/01/31	10/26 at 100.00	A+	9,306,927

1,500	Florida State Department of Children and Families, Certificates of Participation, South Florida Evaluation Treatment Project, Series 2005, 5.000%, 10/01/25	9/18 at 100.00	AA+	1,504,110

41,715	Florida, Development Finance Corporation, Surface Transportation Facility Revenue Bonds, Brightline Passenger Rail Project – South Segment, Series 2017, 0.000%, 1/01/47, 144A (Alternative Minimum Tax)	1/19 at 105.00	N/R	42,994,399

2,240	Jacksonville, Florida, Capital Improvement Revenue Bonds, Refunding Series 2012, 5.000%, 10/01/20	No Opt. Call	AA	2,400,518

1,940	Jacksonville, Florida, Special Revenue Bonds, Series 20120C, 5.000%, 10/01/24	10/22 at 100.00	AA	2,166,417

7,005	Lee County, Florida, Airport Revenue Bonds, Refunding Series 2011A, 5.375%, 10/01/32 – AGM Insured (Alternative Minimum Tax)	8/21 at 100.00	AA	7,602,877

6,000	Miami-Dade County Educational Facilities Authority, Florida, Revenue Bonds, University of Miami, Series 2015A, 5.000%, 4/01/35	4/25 at 100.00	A–	6,688,740

5,760	Miami-Dade County Educational Facilities Authority, Florida, Revenue Bonds, University of Miami, Series 2018A, 5.000%, 4/01/53	4/28 at 100.00	A–	6,457,766

	Miami-Dade County Expressway Authority, Florida, Toll System Revenue Bonds, Refunding Series 2014B:
2,455	5.000%, 7/01/24	No Opt. Call	A+	2,816,793
1,250	5.000%, 7/01/27	7/24 at 100.00	A+	1,421,475

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida (continued)

	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Refunding Series 2012A:
$925	5.000%, 10/01/20 (Alternative Minimum Tax)	No Opt. Call	A	$986,633
5,175	5.000%, 10/01/22 (Alternative Minimum Tax)	No Opt. Call	A	5,747,821

6,290	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Series 2010B, 5.000%, 10/01/41	10/20 at 100.00	A	6,671,992

	Miami-Dade County, Florida, Special Obligation Bonds, Capital Asset Acquisition, Series 2010E:
1,975	5.000%, 4/01/21	4/20 at 100.00	AA	2,084,059
5,015	5.250%, 4/01/30	4/20 at 100.00	AA	5,308,026

31,045	Miami-Dade County, Florida, Water and Sewer System Revenue Bonds, Refunding Series 2017B, 3.125%, 10/01/39	10/27 at 100.00	Aa3	29,042,908

5,000	Miami-Dade County, Florida, Water and Sewer System Revenue Bonds, Series 2010, 5.000%, 10/01/29 (Pre-refunded 10/01/20) – AGM Insured	10/20 at 100.00	AA (4)	5,360,550

	North Brevard County Hospital District, Florida, Revenue Bonds, Parrish Medical Center Project, Refunding Series 2008:
1,495	5.500%, 10/01/28 (Pre-refunded 10/01/18)	10/18 at 100.00	N/R (4)	1,509,935
605	5.500%, 10/01/28 (Pre-refunded 10/01/18)	10/18 at 100.00	N/R (4)	610,971

2,525	Palm Beach County Health Facilities Authority, Florida, Hospital Revenue Bonds, BRCH Corporation Obligated Group, Refunding Series 2014, 5.000%, 12/01/31	12/24 at 100.00	BBB+	2,754,371

4,235	Palm Beach County School Board, Florida, Certificates of Participation, Series 2014B, 5.000%, 8/01/22	No Opt. Call	Aa3	4,716,011

	Palm Beach County Solid Waste Authority, Florida, Revenue Bonds, Refunding Series 2011:
175	5.000%, 10/01/25 (Pre-refunded 10/01/21)	10/21 at 100.00	N/R (4)	191,755
9,825	5.000%, 10/01/25	10/21 at 100.00	AA+	10,759,161

3,860	South Broward Hospital District, Florida, Hospital Revenue Bonds, Refunding Series 2016, 2.750%, 5/01/31	5/26 at 100.00	AA	3,480,678

4,830	South Florida Water Management District, Certificates of Participation, Series 2015, 5.000%, 10/01/33	4/26 at 100.00	AA	5,525,230

	Tampa, Florida, Cigarette Tax Allocation Bonds, H. Lee Moffitt Cancer Center Project, Refunding & Capital Improvement Series 2012A:
615	5.000%, 9/01/22	No Opt. Call	A+	683,357
2,600	5.000%, 9/01/23	9/22 at 100.00	A+	2,888,990
1,245	3.125%, 9/01/24	9/22 at 100.00	A+	1,276,038
1,290	5.000%, 9/01/25	9/22 at 100.00	A+	1,426,882
1,500	5.000%, 9/01/27	9/22 at 100.00	A+	1,654,770
1,980	5.000%, 9/01/28	9/22 at 100.00	A+	2,183,465
5,795	4.000%, 9/01/33	9/22 at 100.00	A+	5,987,800

350	Vero Beach, Florida, Electric Refunding Revenue Bonds, Series 2003A, 4.000%, 12/01/19 – AGM Insured	12/18 at 100.00	A1	353,465
319,375	Total Florida			343,527,848

	Georgia – 1.4%

5,010	Atlanta, Georgia, Airport General Revenue Bonds, Refunding Series 2010C, 5.875%, 1/01/24	1/21 at 100.00	Aa3	5,491,661

Nuveen Intermediate Duration Municipal Bond Fund (continued)

Portfolio of Investments    June 30, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Georgia (continued)

	Atlanta, Georgia, Airport General Revenue Bonds, Refunding Series 2012B:
$2,095	5.000%, 1/01/23	1/22 at 100.00	AA–	$2,310,576
1,500	5.000%, 1/01/28	1/22 at 100.00	AA–	1,643,700

	Atlanta, Georgia, Airport Passenger Facilities Charge and General Revenue Bonds, Refunding Subordinate Lien Series 2014A:
11,070	5.000%, 1/01/27	1/24 at 100.00	AA–	12,586,036
4,280	5.000%, 1/01/29	1/24 at 100.00	AA–	4,859,041
6,750	5.000%, 1/01/30	1/24 at 100.00	AA–	7,663,207

1,790	Atlanta, Georgia, Tax Allocation Bonds, Beltline Project Series 2008A Remarketed, 7.500%, 1/01/31 (Pre-refunded 1/01/19)	1/19 at 100.00	A2 (4)	1,843,521

	Chatham County Hospital Authority, Georgia, Seven Mill Tax Pledge Refunding and Improvement Revenue Bonds, Memorial Health University Medical Center, Inc., Series 2012A:
3,340	5.000%, 1/01/23 (Pre-refunded 1/01/22)	1/22 at 100.00	N/R (4)	3,681,315
5,560	5.000%, 1/01/24 (Pre-refunded 1/01/22)	1/22 at 100.00	N/R (4)	6,128,176
8,990	5.000%, 1/01/25 (Pre-refunded 1/01/22)	1/22 at 100.00	N/R (4)	9,908,688

1,250	DeKalb County Hospital Authority, Georgia, Anticipation Certificates Revenue Bonds, DeKalb Medical Center, Inc. Project, Series 2010, 6.000%, 9/01/30	9/20 at 100.00	BB	1,337,062

	Georgia Housing and Finance Authority, Single Family Mortgage Bonds, Series 2018A:
2,455	3.600%, 12/01/33	6/27 at 100.00	AAA	2,473,609
6,510	3.850%, 12/01/38	6/27 at 100.00	AAA	6,573,538

6,350	Georgia Housing and Finance Authority, Single Family Mortgage Bonds, Sub Series 2015A-1, 3.700%, 12/01/35	12/24 at 100.00	AAA	6,422,200

3,050	Georgia State, General Obligation Bonds, Refunding Series 2009I, 5.000%, 7/01/19	No Opt. Call	AAA	3,155,591

	Glynn-Brunswick Memorial Hospital Authority, Georgia, Revenue Bonds, Southeast Georgia Health Systems, Anticipation Certificates Series 2008A:
1,805	5.250%, 8/01/23 (Pre-refunded 8/01/18)	8/18 at 100.00	N/R (4)	1,810,325
200	5.250%, 8/01/23 (Pre-refunded 8/01/18)	8/18 at 100.00	A– (4)	200,598

2,785	Municipal Gas Authority of Georgia, Gas Revenue Bonds, Gas Portfolio III Project, Series 2014U, 5.000%, 10/01/21	No Opt. Call	AA–	3,026,877

955	Rockdale County Development Authority, Georgia, Revenue Bonds, Pratt Paper, LLC Project, Refunding Series 2018, 4.000%, 1/01/38, 144A (Alternative Minimum Tax)	1/28 at 100.00	N/R	967,816
75,745	Total Georgia			82,083,537

	Guam – 0.1%

4,060	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2013, 5.500%, 7/01/43	7/23 at 100.00	A–	4,417,483

	Hawaii – 1.1%

5,005	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Hawaii Pacific Health Obligated Group, Series 2010A, 5.250%, 7/01/30 (Pre-refunded 7/01/20)	7/20 at 100.00	AA– (4)	5,356,051

1,025	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Hawaii Pacific Health Obligated Group, Series 2010B, 5.625%, 7/01/30 (Pre-refunded 7/01/20)	7/20 at 100.00	AA– (4)	1,104,407

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Hawaii (continued)

$10,950	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Hawaiian Electric Company, Inc. and Subsidiary Projects, Series 2017A, 3.100%, 5/01/26 (Alternative Minimum Tax)	No Opt. Call	A–	$10,844,442

	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Queens Health Systems, Series 2015A:
5,500	5.000%, 7/01/26	7/25 at 100.00	AA–	6,335,395
4,510	5.000%, 7/01/27	7/25 at 100.00	AA–	5,176,398
7,825	5.000%, 7/01/28	7/25 at 100.00	AA–	8,949,061
9,180	5.000%, 7/01/29	7/25 at 100.00	AA–	10,461,069

15,450	Hawaiian Electric Company Inc. and Its Subsidiaries, Special Purpose Revenue Bonds, Department of Budget and Finance of the State of Hawaii, Series 2015, 3.250%, 1/01/25 (Alternative Minimum Tax)	No Opt. Call	A–	15,576,227
59,445	Total Hawaii			63,803,050

	Idaho – 0.4%

560	Boise City, Idaho, Airport Revenue Bonds, Aircraft Maintenance Facilities Project, Subordinate Series 2015, 3.750%, 9/01/32 (Alternative Minimum Tax)	9/25 at 100.00	A2	568,070

3,095	Idaho Health Facilities Authority, Revenue Bonds, Trinity Health Group, Refunding Series 2008B, 6.000%, 12/01/23 (Pre-refunded 12/01/18)	12/18 at 100.00	AA– (4)	3,152,443

1,000	Idaho Housing and Finance Association, Nonprofit Facilities Revenue Bonds, Victory Charter School, Inc. Project, Refunding Series 2016A, 5.000%, 7/01/39	7/26 at 100.00	BBB–	1,062,890

	Madison County School District 321, Idaho, General Obligation Bonds, Sales Tax and Credit Enhancement Guaranty, Refunding Series 2014BX:
2,595	5.000%, 8/15/21	No Opt. Call	Aaa	2,841,395
2,710	5.000%, 8/15/22	No Opt. Call	Aaa	3,036,528

13,400	Nez Perce County, Idaho, Pollution Control Revenue Bonds, Potlatch Corporation Project, Refunding Series 2016, 2.750%, 10/01/24	No Opt. Call	Baa3	13,247,776
23,360	Total Idaho			23,909,102

	Illinois – 13.9%

2,370	Bartlett, Illinois, Tax Increment Revenue Bonds, Barlett Quarry Redev Project, Senior Lien Series 2016, 4.000%, 1/01/24	1/22 at 100.00	N/R	2,323,027

	Bolingbrook, Illinois, General Obligation Bonds, Refunding Series 2013A:
2,800	0.000%, 1/01/30	7/23 at 72.73	A2	1,644,104
2,550	0.000%, 1/01/31	7/23 at 68.94	A2	1,413,949
2,750	0.000%, 1/01/32	7/23 at 65.28	A2	1,438,937
4,000	0.000%, 1/01/33	7/23 at 61.69	A2	1,971,960

	Cary, Illinois, Special Tax Bonds, Special Service Area 1, Refunding Series 2016:
433	2.150%, 3/01/23 – BAM Insured	No Opt. Call	AA	417,741
448	2.350%, 3/01/24 – BAM Insured	No Opt. Call	AA	428,534
966	2.700%, 3/01/26 – BAM Insured	3/25 at 100.00	AA	910,745
1,055	2.900%, 3/01/28 – BAM Insured	3/25 at 100.00	AA	971,149
973	3.050%, 3/01/30 – BAM Insured	3/25 at 100.00	AA	912,888

	Cary, Illinois, Special Tax Bonds, Special Service Area 2, Refunding Series 2016:
585	2.150%, 3/01/23 – BAM Insured	No Opt. Call	AA	564,385
610	2.350%, 3/01/24 – BAM Insured	No Opt. Call	AA	583,496
968	2.700%, 3/01/26 – BAM Insured	3/25 at 100.00	AA	912,630
1,423	2.900%, 3/01/28 – BAM Insured	3/25 at 100.00	AA	1,320,032
1,448	3.050%, 3/01/30 – BAM Insured	3/25 at 100.00	AA	1,351,737

Nuveen Intermediate Duration Municipal Bond Fund (continued)

Portfolio of Investments    June 30, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Illinois (continued)

$29,475	Chicago Board of Education, Illinois, Dedicated Capital Improvement Tax Revenue Bonds, Series 2016, 6.000%, 4/01/46	4/27 at 100.00	A	$34,558,553

	Chicago Board of Education, Illinois, Dedicated Capital Improvement Tax Revenue Bonds, Series 2017:
1,860	5.000%, 4/01/33	4/27 at 100.00	N/R	2,037,686
1,000	5.000%, 4/01/42	4/27 at 100.00	N/R	1,079,240

10,900	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding Series 2017B, 7.000%, 12/01/42, 144A	12/27 at 100.00	B	13,110,738

	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding Series 2017C:
3,125	5.000%, 12/01/27	No Opt. Call	B	3,270,562
12,385	5.000%, 12/01/30	12/27 at 100.00	B	12,961,893
5,270	5.000%, 12/01/34	12/27 at 100.00	B	5,445,596

2,600	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding Series 2017D, 5.000%, 12/01/31	12/27 at 100.00	B	2,712,944

3,655	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding Series 2017H, 5.000%, 12/01/36	12/27 at 100.00	B	3,757,084

	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding Series 2018A.:
9,745	4.000%, 12/01/21	No Opt. Call	B	9,809,609
5,795	4.000%, 12/01/22	No Opt. Call	B	5,818,122

19,585	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Series 2017A, 7.000%, 12/01/46, 144A	12/27 at 100.00	B	23,490,053

	Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds, Series 2011:
3,530	5.250%, 12/01/25	12/21 at 100.00	AA	3,846,641
3,235	5.250%, 12/01/26	12/21 at 100.00	AA	3,515,248

	Chicago, Illinois, General Airport Revenue Bonds, O’Hare International Airport, Senior Lien Refunding Series 2015A:
5,700	5.000%, 1/01/33 (Alternative Minimum Tax)	1/25 at 100.00	A	6,258,771
4,225	5.000%, 1/01/34 (Alternative Minimum Tax)	1/25 at 100.00	A	4,626,248

17,605	Chicago, Illinois, General Obligation Bonds, Project & Refunding Series 2017A, 6.000%, 1/01/38	1/27 at 100.00	BBB+	19,862,841

	Chicago, Illinois, General Obligation Bonds, Project and Refunding Series 2009C:
1,745	5.000%, 1/01/26	1/19 at 100.00	BBB+	1,756,343
2,555	5.000%, 1/01/27	1/19 at 100.00	BBB+	2,569,870

	Chicago, Illinois, General Obligation Bonds, Refunding Series 2016C:
6,625	5.000%, 1/01/23	No Opt. Call	BBB+	7,029,324
7,600	5.000%, 1/01/24	No Opt. Call	BBB+	8,122,196
4,440	5.000%, 1/01/25	No Opt. Call	BBB+	4,757,282
1,940	5.000%, 1/01/26	No Opt. Call	BBB+	2,080,126

1,525	Cook County Community College District 508, Illinois, General Obligation Bonds, Chicago City Colleges, Series 2013, 5.000%, 12/01/24	12/23 at 100.00	A+	1,635,273

3,465	Cook County High School District 205 Thornton Township, Illinois, General Obligation Bonds, Series 2008, 5.250%, 12/01/21 (Pre-refunded 12/01/18) – AGC Insured	12/18 at 100.00	AA (4)	3,518,707

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Illinois (continued)

	Cook County, Illinois, General Obligation Bonds, Refunding Series 2012C:
$2,600	5.000%, 11/15/20	No Opt. Call	AA–	$2,775,006
2,780	5.000%, 11/15/21	No Opt. Call	AA–	3,031,201
2,400	5.000%, 11/15/22	No Opt. Call	AA–	2,669,808

	Cook County, Illinois, General Obligation Bonds, Refunding Series 2016A:
5,250	5.000%, 11/15/20	No Opt. Call	AA–	5,603,378
2,260	5.000%, 11/15/21	No Opt. Call	AA–	2,462,677

	Grundy and Will Counties Community Unit School District 1 Coal City, Illinois, General Obligation Bonds, Series 2008:
1,090	5.875%, 2/01/19 (Pre-refunded 8/01/18)	8/18 at 100.00	N/R (4)	1,093,739
460	5.875%, 2/01/19 (Pre-refunded 8/01/18)	8/18 at 100.00	Aa3 (4)	461,596
1,475	5.875%, 2/01/22 (Pre-refunded 8/01/18)	8/18 at 100.00	N/R (4)	1,480,059
625	5.875%, 2/01/22 (Pre-refunded 8/01/18)	8/18 at 100.00	Aa3 (4)	627,169
1,785	5.875%, 2/01/24 (Pre-refunded 8/01/18)	8/18 at 100.00	N/R (4)	1,791,123
760	5.875%, 2/01/24 (Pre-refunded 8/01/18)	8/18 at 100.00	Aa3 (4)	762,637

500	Huntley, Illinois, Special Tax Bonds, Special Service Area 10, Refunding Series 2017, 2.800%, 3/01/25 – BAM Insured	No Opt. Call	AA	482,155

	Huntley, Illinois, Special Tax Bonds, Special Service Area 9, Refunding Series 2017:
875	2.400%, 3/01/23 – BAM Insured	No Opt. Call	AA	851,445
925	2.600%, 3/01/24 – BAM Insured	No Opt. Call	AA	894,512
1,025	3.000%, 3/01/26 – BAM Insured	No Opt. Call	AA	991,032
1,055	3.150%, 3/01/27 – BAM Insured	3/26 at 100.00	AA	1,013,897

1,050	Illinois Finance Authority, Revenue Bonds, Advocate Health Care Network, Refunding Series 2014, 5.000%, 8/01/23	No Opt. Call	AA+	1,189,965

3,000	Illinois Finance Authority, Revenue Bonds, Advocate Health Care Network, Series 2012, 5.000%, 6/01/42	6/22 at 100.00	AA+	3,207,210

2,000	Illinois Finance Authority, Revenue Bonds, Art Institute of Chicago, Series 2016, 5.000%, 3/01/30	3/26 at 100.00	AA–	2,258,740

13,685	Illinois Finance Authority, Revenue Bonds, Centegra Health System, Series 2012, 5.000%, 9/01/27	9/22 at 100.00	BBB–	14,587,526

	Illinois Finance Authority, Revenue Bonds, Centegra Health System, Series 2014A:
475	5.000%, 9/01/26	9/24 at 100.00	BBB–	520,500
1,205	5.000%, 9/01/27	9/24 at 100.00	BBB–	1,316,209
775	5.000%, 9/01/29	9/24 at 100.00	BBB–	841,123
2,450	5.000%, 9/01/34	9/24 at 100.00	BBB–	2,630,908
2,680	4.625%, 9/01/39	9/24 at 100.00	BBB–	2,746,973
7,015	5.000%, 9/01/42	9/24 at 100.00	BBB–	7,481,147

1,000	Illinois Finance Authority, Revenue Bonds, Illinois Institute of Technology, Series 2009, 6.500%, 2/01/23	2/19 at 100.00	Baa3	1,018,940

	Illinois Finance Authority, Revenue Bonds, Ingalls Health System, Series 2013:
1,390	5.000%, 5/15/23	5/22 at 100.00	Baa2	1,510,861
1,120	5.000%, 5/15/25	5/22 at 100.00	Baa2	1,206,688
1,175	5.000%, 5/15/26	5/22 at 100.00	Baa2	1,260,152

5,135	Illinois Finance Authority, Revenue Bonds, Mercy Health Corporation, Series 2016, 5.000%, 12/01/24	No Opt. Call	A3	5,796,850

Nuveen Intermediate Duration Municipal Bond Fund (continued)

Portfolio of Investments    June 30, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Illinois (continued)

	Illinois Finance Authority, Revenue Bonds, Northwest Community Hospital, Refunding Series 2016A:
$2,370	5.000%, 7/01/33	7/26 at 100.00	A	$2,617,784
3,170	5.000%, 7/01/34	7/26 at 100.00	A	3,487,476
5,000	5.000%, 7/01/35	7/26 at 100.00	A	5,489,800

4,265	Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Series 2009A, 7.000%, 11/15/29 (Pre-refunded 5/15/19)	5/19 at 100.00	A2 (4)	4,463,450

	Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Series 2015A:
1,000	5.000%, 11/15/27	11/25 at 100.00	A	1,125,640
1,885	5.000%, 11/15/28	11/25 at 100.00	A	2,113,914
2,000	5.000%, 11/15/29	11/25 at 100.00	A	2,228,960

	Illinois Finance Authority, Revenue Bonds, Presence Health Network, Series 2016C:
2,400	3.625%, 2/15/32	2/27 at 100.00	AA+	2,413,200
10,000	3.750%, 2/15/34	2/27 at 100.00	AA+	10,036,300
33,995	4.000%, 2/15/41	2/27 at 100.00	AA+	35,146,411

4,000	Illinois Finance Authority, Revenue Bonds, Roosevelt University Project, Refunding Series 2009, 5.750%, 4/01/24	10/19 at 100.00	BB	4,146,120

	Illinois Finance Authority, Revenue Bonds, Roosevelt University, Series 2007:
500	5.250%, 4/01/22	9/18 at 100.00	BB	499,995
3,600	5.400%, 4/01/27	9/18 at 100.00	BB	3,533,868

2,030	Illinois Finance Authority, Revenue Bonds, Rush University Medical Center Obligated Group, Series 2009A, 6.750%, 11/01/24 (Pre-refunded 11/01/18)	11/18 at 100.00	Aaa	2,065,261

1,525	Illinois Finance Authority, Revenue Bonds, Rush University Medical Center Obligated Group, Series 2009C, 6.375%, 11/01/29 (Pre-refunded 5/01/19)	5/19 at 100.00	Aaa	1,584,993

	Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital and Medical Centers, Refunding Series 2015C:
2,215	5.000%, 8/15/35	8/25 at 100.00	Baa1	2,415,325
5,000	5.000%, 8/15/44	8/25 at 100.00	Baa1	5,383,800

5,000	Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital and Medical Centers, Series 2009, 6.875%, 8/15/38 (Pre-refunded 8/15/19)	8/19 at 100.00	N/R (4)	5,290,050

	Illinois Finance Authority, Revenue Bonds, Southern Illinois Healthcare Enterprises, Inc., Refunding Series 2017C:
650	5.000%, 3/01/32	3/27 at 100.00	A+	731,062
2,750	5.000%, 3/01/33	3/27 at 100.00	A+	3,081,980
1,650	5.000%, 3/01/34	3/27 at 100.00	A+	1,841,301
1,200	4.000%, 3/01/35	3/27 at 100.00	A+	1,213,980

1,870	Illinois Health Facilities Authority, Revenue Bonds, Advocate Healthcare Network, Series 2003A, Remarketing 07/21/16, 1.375%, 11/15/22	7/21 at 101.00	AA+	1,809,132

	Illinois State, General Obligation Bonds, February Series 2014:
4,000	5.000%, 2/01/23	No Opt. Call	BBB	4,227,360
3,155	5.000%, 2/01/24	No Opt. Call	BBB	3,351,746
4,630	5.000%, 2/01/25	2/24 at 100.00	BBB	4,887,706
4,675	5.000%, 2/01/26	2/24 at 100.00	BBB	4,908,890
6,000	5.000%, 2/01/27	2/24 at 100.00	BBB	6,278,820

12,200	Illinois State, General Obligation Bonds, November Series 2016, 5.000%, 11/01/26	No Opt. Call	BBB	13,002,760

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Illinois (continued)

	Illinois State, General Obligation Bonds, November Series 2017D:
$13,040	5.000%, 11/01/23	No Opt. Call	BBB	$13,852,262
1,250	5.000%, 11/01/25	No Opt. Call	BBB	1,331,913
1,265	5.000%, 11/01/27	No Opt. Call	BBB	1,350,425
1,990	5.000%, 11/01/28	11/27 at 100.00	BBB	2,116,445

	Illinois State, General Obligation Bonds, Refunding Series 2010:
6,040	5.000%, 1/01/19 – AGM Insured	No Opt. Call	AA	6,132,593
5,295	5.000%, 1/01/19	No Opt. Call	BBB	5,363,306

	Illinois State, General Obligation Bonds, Refunding Series 2012:
7,750	5.000%, 8/01/20	No Opt. Call	BBB	8,024,893
6,460	5.000%, 8/01/21	No Opt. Call	BBB	6,763,297
15,265	5.000%, 8/01/22	No Opt. Call	BBB	16,115,871
2,795	5.000%, 8/01/23	No Opt. Call	BBB	2,964,377
285	5.000%, 8/01/25	8/22 at 100.00	BBB	296,488

1,175	Illinois State, General Obligation Bonds, Series 2009A, 5.000%, 9/01/34	9/18 at 100.00	BBB	1,176,328

	Illinois State, General Obligation Bonds, Series 2012A:
7,840	4.000%, 1/01/20	No Opt. Call	BBB	7,941,136
12,210	4.000%, 1/01/22	No Opt. Call	BBB	12,388,999

	Illinois State, General Obligation Bonds, Series 2013:
4,220	5.500%, 7/01/25	7/23 at 100.00	BBB	4,521,730
2,760	5.500%, 7/01/26	7/23 at 100.00	BBB	2,948,315
1,000	5.500%, 7/01/27	7/23 at 100.00	BBB	1,065,440

	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Refunding Senior Lien Series 2014A:
1,765	5.000%, 12/01/21	No Opt. Call	AA–	1,938,729
3,345	5.000%, 12/01/22	No Opt. Call	AA–	3,751,585
4,110	5.000%, 1/01/33	1/23 at 100.00	AA–	4,531,357

6,795	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Refunding Senior Lien Series 2016A, 5.000%, 12/01/31	1/26 at 100.00	AA–	7,769,675

	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien Series 2014B:
11,000	5.000%, 1/01/36	1/24 at 100.00	AA–	12,159,620
6,010	5.000%, 1/01/37	1/24 at 100.00	AA–	6,640,329

11,570	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien Series 2014D, 5.000%, 1/01/24	No Opt. Call	AA–	13,192,924

10,550	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien Series 2015B, 5.000%, 1/01/37	1/26 at 100.00	AA–	11,866,323

	Kane County Community Unit School District 304 Geneva, Illinois, General Obligation Bonds, Series 2007A:
6,615	9.000%, 1/01/22 – AGM Insured	No Opt. Call	AA+	8,090,013
1,955	9.000%, 1/01/22 – AGM Insured (ETM)	No Opt. Call	AA (4)	2,410,183
965	9.000%, 1/01/23 – AGM Insured	No Opt. Call	AA+	1,237,198
285	9.000%, 1/01/23 – AGM Insured (ETM)	No Opt. Call	AA (4)	368,211
3,940	9.000%, 1/01/25 – AGM Insured	No Opt. Call	AA+	5,435,072
1,210	9.000%, 1/01/25 – AGM Insured (ETM)	No Opt. Call	AA (4)	1,686,716

	Kendall, Kane, and Will Counties Community Unit School District 308 Oswego, Illinois, General Obligation Bonds, Refunding Series 2016:
5,000	5.000%, 2/01/34	2/26 at 100.00	AA	5,572,750
3,465	5.000%, 2/01/35	2/26 at 100.00	AA	3,856,995

Nuveen Intermediate Duration Municipal Bond Fund (continued)

Portfolio of Investments    June 30, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Illinois (continued)

	LaSalle and Bureau Counties High School District 120 LaSalle-Peru, Illinois, General Obligation Bonds, School Building Series 2017:
$1,485	5.000%, 12/01/30 – BAM Insured	12/26 at 100.00	AA	$1,688,920
1,165	5.000%, 12/01/31 – BAM Insured	12/26 at 100.00	AA	1,323,137
1,645	5.000%, 12/01/32 – BAM Insured	12/26 at 100.00	AA	1,865,693
1,725	5.000%, 12/01/33 – BAM Insured	12/26 at 100.00	AA	1,948,267
1,815	5.000%, 12/01/34 – BAM Insured	12/26 at 100.00	AA	2,041,385

2,100	Madison and Jersey Counties Community Unit School District 11, Alton, Illinois, General Obligation Bonds, Series 2002, 0.000%, 12/01/19 – AGM Insured	No Opt. Call	AA	2,033,304

	Madison County Community Unit School District 7 Edwardsville, Illinois, General Obligation Bonds, Series 2017A:
2,430	5.000%, 12/01/28 – BAM Insured	12/25 at 100.00	AA	2,682,744
2,500	5.000%, 12/01/29 – BAM Insured	12/25 at 100.00	AA	2,753,150

1,500	Madison, Macoupin, Jersey, Calhoun, Morgan, Scott, and Greene Counties Community College District 536, Illinois, General Obligation Bonds, Lewis & Clark Community College, Refunding Series 2017A, 5.000%, 11/01/31, 144A – AGM Insured	11/26 at 100.00	AA	1,683,135

	McCook, Cook County, Illinois, General Obligation Bonds, Series 2008:
500	5.000%, 12/01/26	12/18 at 100.00	A–	504,775
1,000	5.100%, 12/01/28	12/18 at 100.00	A–	1,009,960

	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds, Refunding Series 2012B:
4,795	5.000%, 12/15/28	6/22 at 100.00	BBB–	5,043,621
1,700	0.000%, 12/15/51	No Opt. Call	BBB–	314,959

	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds, Series 2017B:
1,810	0.000%, 12/15/37	No Opt. Call	BB+	1,005,708
9,045	0.000%, 12/15/42	No Opt. Call	BB+	4,926,359
6,000	0.000%, 12/15/47	No Opt. Call	BB+	3,226,800

25,425	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion Project, Series 2002A, 0.000%, 12/15/29 – NPFG Insured	No Opt. Call	Baa2	15,516,115

	Montgomery, Illinois, Lakewood Creek Project Special Assessment Bonds, Series 2018.:
500	3.100%, 3/01/26 – BAM Insured	No Opt. Call	AA	486,675
500	3.200%, 3/01/27 – BAM Insured	No Opt. Call	AA	484,970
400	3.300%, 3/01/28 – BAM Insured	3/27 at 100.00	AA	387,904
700	3.450%, 3/01/30 – BAM Insured	3/27 at 100.00	AA	672,854

2,270	Peoria Public Building Commission, Illinois, School District Facility Revenue Bonds, Peoria County School District 150 Project, Series 2011, 0.000%, 12/01/24	No Opt. Call	A	1,801,313

1,494	Plano, Illinois, Special Tax Bonds, Special Service Area 1 & 2 Lakewood Springs Project, Refunding Series 2014, 5.000%, 3/01/29 – AGM Insured	3/24 at 100.00	AA	1,625,711

	Quad Cities Regional Economic Development Authority, Illinois, Revenue Bonds, Augustana College, Series 2012:
295	5.000%, 10/01/23	10/22 at 100.00	Baa1	324,763
325	5.000%, 10/01/24	10/22 at 100.00	Baa1	358,205

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Illinois (continued)

	Railsplitter Tobacco Settlement Authority, Illinois, Tobacco Settlement Revenue Bonds, Series 2010:
$7,785	5.250%, 6/01/21	No Opt. Call	A	$8,450,851
12,395	5.500%, 6/01/23 (Pre-refunded 6/01/21)	6/21 at 100.00	N/R (4)	13,667,471

	Railsplitter Tobacco Settlement Authority, Illinois, Tobacco Settlement Revenue Bonds, Series 2017:
3,900	5.000%, 6/01/25	No Opt. Call	A	4,446,156
5,000	5.000%, 6/01/26	No Opt. Call	A	5,737,400
3,000	5.000%, 6/01/27	6/26 at 100.00	A	3,421,950

	Round Lake, Lake County, Illinois, Special Tax Bonds, Lakewood Grove Special Service Areas 1, 3 & 4, Refunding Series 2017:
1,283	3.700%, 3/01/29 – BAM Insured	3/27 at 100.00	AA	1,282,949
1,073	3.800%, 3/01/30 – BAM Insured	3/27 at 100.00	AA	1,076,895
1,897	4.000%, 3/01/33 – BAM Insured	3/27 at 100.00	AA	1,927,504

	Saint Clair County, Illinois, General Obligation Bonds, Refunding Alternate Revenue Source Series 2009:
360	4.500%, 10/01/20	10/19 at 100.00	AA	372,805
370	5.000%, 10/01/22	10/19 at 100.00	AA	385,385

	Saint Clair County, Illinois, General Obligation Bonds, Refunding Alternate Revenue Source Series 2009:
640	4.500%, 10/01/20 (Pre-refunded 10/01/19)	10/19 at 100.00	N/R (4)	662,445
730	5.000%, 10/01/22 (Pre-refunded 10/01/19)	10/19 at 100.00	N/R (4)	760,076

	Southwestern Illinois Development Authority, Health Facility Revenue Bonds, Memorial Group, Inc., Series 2013:
2,565	7.125%, 11/01/43 (Pre-refunded 11/01/23)	11/23 at 100.00	N/R (4)	3,202,556
2,415	7.625%, 11/01/48 (Pre-refunded 11/01/23)	11/23 at 100.00	N/R (4)	3,075,744

2,420	Southwestern Illinois Development Authority, Local Government Program Revenue Bonds, Southwestern Illinois Flood District Council Project, Series 2016B, 4.000%, 10/15/40	10/25 at 100.00	A	2,447,346

	Springfield, Illinois, Electric Revenue Bonds, Senior Lien Series 2015:
7,805	5.000%, 3/01/33	3/25 at 100.00	A	8,592,290
13,960	5.000%, 3/01/34 – AGM Insured	3/25 at 100.00	AA	15,368,145
10,990	5.000%, 3/01/40 – AGM Insured	3/25 at 100.00	AA	11,995,585

	Sterling, Whiteside County, Illinois, General Obligation Bonds, Alternate Revenue Source, Series 2012:
3,205	4.000%, 11/01/21	No Opt. Call	A+	3,393,294
2,830	4.000%, 11/01/22	No Opt. Call	A+	3,028,241

	Will and Kendall Counties Community Consolidated School District 202 Plainfield, Illinois, General Obligation Bonds, Series 2016C:
9,760	5.000%, 1/01/22	No Opt. Call	Aa2	10,653,723
3,355	5.000%, 1/01/23	No Opt. Call	Aa2	3,735,155
3,295	5.000%, 1/01/24	No Opt. Call	Aa2	3,715,442
4,215	5.000%, 1/01/25	No Opt. Call	Aa2	4,807,798

5,675	Will County Community High School District 210 Lincoln-Way, Illinois, General Obligation Bonds, Series 2013B, 0.000%, 1/01/30	No Opt. Call	Ba1	3,078,347

5,000	Will County, Illinois, General Obligation Bonds, Alternate Revenue Source Series 2016, 5.000%, 11/15/41	11/25 at 100.00	AA+	5,513,850

Nuveen Intermediate Duration Municipal Bond Fund (continued)

Portfolio of Investments    June 30, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Illinois (continued)

	Will, Grundy, Kendall, LaSalle, Kankakee, Livingston and Cook Counties Community College District 525 Joliet Junior College, Illinois, General Obligation Bond, Series 2008:
$250	6.250%, 6/01/24 (Pre-refunded 7/18/18)	7/18 at 100.00	AA (4)	$250,505
1,005	5.750%, 6/01/25 (Pre-refunded 7/18/18)	7/18 at 100.00	AA (4)	1,006,819
335	5.750%, 6/01/26 (Pre-refunded 7/18/18)	7/18 at 100.00	AA (4)	335,606

5,915	Williamson & Johnson Counties Community Unit School District 2, Marion, Illinois, Limited Tax General Obligation Lease Certificates, Series 2011, 7.000%, 10/15/22	10/19 at 103.00	BBB+	6,237,959

	Winnebago-Boone Counties School District 205 Rockford, Illinois, General Obligation Bonds, Series 2013:
4,070	0.000%, 2/01/25	No Opt. Call	A+	3,256,285
3,855	0.000%, 2/01/26	No Opt. Call	A+	2,952,699
769,416	Total Illinois			798,149,775

	Indiana – 2.9%

	Carmel Redevelopment Authority, Indiana, County Option Income Tax Lease Rental Revenue Bonds, Refunding Series 2014B:
1,000	4.000%, 1/01/19	No Opt. Call	AA	1,012,620
435	5.000%, 1/01/20	No Opt. Call	AA	456,489
1,035	5.000%, 7/01/20	No Opt. Call	AA	1,100,650
500	5.000%, 1/01/21	No Opt. Call	AA	537,715

3,500	Indiana Finance Authority, Educational Facilities Revenue Bonds, University of Indianapolis Project, Series 2017, 5.000%, 10/01/43	4/27 at 100.00	BBB+	3,798,935

	Indiana Finance Authority, Hospital Revenue Bonds, Major Hospital Project, Series 2014A:
1,130	3.500%, 10/01/26	10/23 at 100.00	A	1,137,503
500	5.000%, 10/01/29	10/23 at 100.00	A	542,355

4,000	Indiana Finance Authority, Lease Appropriation Bonds, Stadium Project, Refunding Series 2015A, 5.250%, 2/01/37	8/25 at 100.00	AA+	4,603,000

5,300	Indiana Finance Authority, Wastewater Utility Revenue Bonds, CWA Authority Project, Series 2011B, 5.250%, 10/01/24 – AGM Insured	10/21 at 100.00	AA	5,843,621

	Indiana Finance Authority, Wastewater Utility Revenue Bonds, CWA Authority Project, Series 2014A:
715	5.000%, 10/01/22	No Opt. Call	AA	797,833
620	5.000%, 10/01/23	No Opt. Call	AA	704,866
625	5.000%, 10/01/24	No Opt. Call	AA	718,300
1,320	5.000%, 10/01/25	10/24 at 100.00	AA	1,521,181
1,710	5.000%, 10/01/26	10/24 at 100.00	AA	1,963,131

8,000	Indiana Finance Authority, Water Utility Revenue Bonds, Citizens Energy Group Project, First Lien Series 2014A, 2.950%, 10/01/22	7/22 at 100.00	A+	8,212,800

1,180	Indiana Health Facility Financing Authority, Revenue Bonds, Ascension Health Subordinate Credit Group, Series 2005A-8, 1.250%, 11/01/27 (Mandatory put 5/01/20)	No Opt. Call	AA	1,163,350

	Indiana Municipal Power Agency, Power Supply System Revenue Bonds, Series 2013A:
2,750	5.250%, 1/01/33 (Pre-refunded 7/01/23)	7/23 at 100.00	A+ (4)	3,169,980
2,500	5.250%, 1/01/34 (Pre-refunded 7/01/23)	7/23 at 100.00	A+ (4)	2,881,800

2,800	Indianapolis Local Public Improvement Bond Bank, Indiana, Waterworks Project, Refunding Series 2006, 5.500%, 7/01/21 – NPFG Insured	No Opt. Call	AA–	3,085,180

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Indiana (continued)

$5,000	Indianapolis Local Public Improvement Bond Bank, Indiana, Waterworks Project, Series 2007B, 5.250%, 7/01/23 – NPFG Insured	No Opt. Call	AA–	$5,725,200

	Indianapolis, Indiana, Gas Utility Distribution System Revenue Bonds, Refunding 2nd Lien Series 2013A:
7,900	5.250%, 8/15/28	8/23 at 100.00	AA	8,973,689
10,000	5.250%, 8/15/29	8/23 at 100.00	AA	11,297,400

	Indianapolis, Indiana, Gas Utility Distribution System Revenue Bonds, Refunding 2nd Lien Series 2017A:
12,240	5.000%, 8/15/26	No Opt. Call	AA	14,337,691
6,430	5.000%, 8/15/27	No Opt. Call	AA	7,612,156

	Indianapolis, Indiana, Thermal Energy System Revenue Bonds, Refunding First Lien Series 2014A:
500	5.000%, 10/01/27	10/24 at 100.00	A	566,885
720	5.000%, 10/01/28	10/24 at 100.00	A	814,990
1,000	5.000%, 10/01/29	10/24 at 100.00	A	1,128,250
1,360	5.000%, 10/01/31	10/24 at 100.00	A	1,523,649
1,215	5.000%, 10/01/33	10/24 at 100.00	A	1,353,850

2,985	Jasper County, Indiana, Pollution Control Revenue Refunding Bonds, Northern Indiana Public Service Company Project, Series 1994A Remarketed, 5.850%, 4/01/19 – NPFG Insured	No Opt. Call	BBB+	3,069,804

	Knox County, Indiana, Economic Development Revenue and Refunding Bonds, Good Samaritan Hospital Project, Series 2012A:
1,675	5.000%, 4/01/21	No Opt. Call	Baa3	1,764,814
940	5.000%, 4/01/22	No Opt. Call	Baa3	1,003,666
2,015	5.000%, 4/01/24	4/22 at 100.00	Baa3	2,147,809

	Lake County Building Corporation, Indiana, First Mortgage Bonds, Series 2012:
500	4.250%, 8/01/18	No Opt. Call	N/R	501,015
500	4.500%, 2/01/19	No Opt. Call	N/R	507,980
500	4.500%, 8/01/19	No Opt. Call	N/R	514,340
500	4.750%, 2/01/20	No Opt. Call	N/R	522,120
500	4.750%, 8/01/20	No Opt. Call	N/R	512,810
250	4.750%, 2/01/21	No Opt. Call	N/R	256,700
500	4.750%, 8/01/21	No Opt. Call	N/R	515,125
500	5.000%, 2/01/22	No Opt. Call	N/R	520,390
500	5.000%, 8/01/22	2/22 at 100.00	N/R	520,050
500	5.000%, 8/01/23	2/22 at 100.00	N/R	518,525
500	5.000%, 2/01/24	2/22 at 100.00	N/R	514,480

805	Southwind Housing Inc., Evansville, Indiana, First Mortgage Revenue Bonds, Series 1978A, 7.125%, 11/15/21 (ETM)	9/18 at 100.00	N/R (4)	883,278

	Vanderburgh County, Indiana, Redevelopment District Tax Increment Revenue bonds, Refunding Series 2014:
1,040	5.000%, 2/01/25	8/24 at 100.00	A	1,181,970
1,000	5.000%, 2/01/26	8/24 at 100.00	A	1,140,740
1,805	5.000%, 2/01/27	8/24 at 100.00	A	2,045,967
1,750	5.000%, 2/01/29	8/24 at 100.00	A	1,970,010
2,700	5.000%, 2/01/31	8/24 at 100.00	A	3,018,600

20,005	Whiting, Indiana, Environmental Facilities Revenue Bonds, BP Products North America Inc. Project, Series 2015, 5.000%, 11/01/45 (Mandatory put 11/01/22) (Alternative Minimum Tax)	No Opt. Call	A1	22,243,560

Nuveen Intermediate Duration Municipal Bond Fund (continued)

Portfolio of Investments    June 30, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Indiana (continued)

$20,625	Whiting, Indiana, Environmental Facilities Revenue Bonds, BP Products North America Inc. Project, Series 2016A, 5.000%, 3/01/46 (Mandatory put 3/01/23) (Alternative Minimum Tax)	No Opt. Call	A1	$22,975,838
148,580	Total Indiana			165,434,660

	Iowa – 1.6%

1,000	Ames, Iowa, Hospital Revenue Bonds, Mary Greeley Medical Center, Series 2011, 5.500%, 6/15/30 (Pre-refunded 6/15/20)	6/20 at 100.00	A2 (4)	1,070,380

	Ames, Iowa, Hospital Revenue Bonds, Mary Greeley Medical Center, Series 2011:
1,015	5.250%, 6/15/25 (Pre-refunded 6/15/20)	6/20 at 100.00	A2 (4)	1,081,594
2,000	5.250%, 6/15/26 (Pre-refunded 6/15/20)	6/20 at 100.00	A2 (4)	2,131,220
3,135	5.250%, 6/15/27 (Pre-refunded 6/15/20)	6/20 at 100.00	A2 (4)	3,340,687
2,000	5.375%, 6/15/28 (Pre-refunded 6/15/20)	6/20 at 100.00	A2 (4)	2,135,980
2,035	5.500%, 6/15/29 (Pre-refunded 6/15/20)	6/20 at 100.00	A2 (4)	2,178,223

	Fort Dodge Community School District, Webster County, Iowa, School Infrastructure Sales, Services, and Use Tax Revenue Bonds, Series 2011:
1,830	5.000%, 1/01/23 (Pre-refunded 1/01/21) – AGM Insured	1/21 at 100.00	AA (4)	1,972,209
1,890	5.000%, 1/01/24 (Pre-refunded 1/01/21) – AGM Insured	1/21 at 100.00	AA (4)	2,036,872
1,520	5.000%, 1/01/25 (Pre-refunded 1/01/21) – AGM Insured	1/21 at 100.00	AA (4)	1,638,119
1,000	5.000%, 1/01/26 (Pre-refunded 1/01/21) – AGM Insured	1/21 at 100.00	AA (4)	1,077,710

10,000	Iowa Finance Authority, Health Facilities Revenue Bonds, UnityPoint Health Project, Series 2013A, 5.250%, 2/15/44	2/23 at 100.00	AA–	10,846,200

	Iowa Finance Authority, Healthcare Revenue Bonds, Genesis Health System, Series 2013:
8,655	5.000%, 7/01/27	7/23 at 100.00	A1	9,634,919
6,820	5.000%, 7/01/28	7/23 at 100.00	A1	7,578,589

	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Series 2013:
8,210	5.500%, 12/01/22	12/18 at 100.00	B	8,294,891
1,925	5.250%, 12/01/25	12/23 at 100.00	B	2,060,289

4,770	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Series 2016, 5.875%, 12/01/26, 144A	12/19 at 104.00	B	5,012,459

6,445	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Series 2018A, 5.250%, 12/01/50 (Mandatory put 12/01/22)	12/22 at 103.00	B	6,773,759

1,250	Iowa Higher Education Loan Authority, Private College Facility Revenue Bonds, Upper Iowa University Project, Refunding Series 2010, 5.500%, 9/01/25 (Pre-refunded 9/01/20)	9/20 at 100.00	N/R (4)	1,347,850

2,000	Iowa State, Special Obligation Bonds, Prison Infrastructure Fund, Refunding Series 2010, 4.500%, 6/15/22 (Pre-refunded 6/15/20)	6/20 at 100.00	AA (4)	2,106,560

	Iowa Tobacco Settlement Authority, Asset Backed Settlement Revenue Bonds, Series 2005C:
12,155	5.375%, 6/01/38	9/18 at 100.00	B+	12,183,807
2,350	5.500%, 6/01/42	9/18 at 100.00	B+	2,358,859
30	5.625%, 6/01/46	9/18 at 100.00	B	30,147

1,940	Iowa Tobacco Settlement Authority, Tobacco Asset-Backed Revenue Bonds, Series 2005B, 5.600%, 6/01/34	9/18 at 100.00	BB–	1,958,799
83,975	Total Iowa			88,850,122

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Kansas – 0.8%

$14,655	Burlington, Kansas, Environmental Improvement Revenue Bonds, Kansas City Power and Light Company Project, Refunding Series 1993A, 2.950%, 12/01/23	4/23 at 101.00	A	$14,843,463

11,000	Burlington, Kansas, Environmental Improvement Revenue Bonds, Kansas City Power and Light Company Project, Refunding Series 1993B, 2.950%, 12/01/23	4/23 at 101.00	A	11,141,460

765	Johnson County Unified School District 512, Shawnee Mission, Kansas, General Obligation Bonds, Refunding Series 1996, 4.875%, 10/01/19	No Opt. Call	Aaa	779,986

	Kansas Development Finance Authority, Hospital Revenue Bonds, Adventist Health System/Sunbelt Obligated Group, Series 2009C:
2,150	5.500%, 11/15/23	11/19 at 100.00	AA	2,268,271
50	5.500%, 11/15/23 (Pre-refunded 11/15/19)	11/19 at 100.00	N/R (4)	52,479

1,850	Kansas Development Finance Authority, Revenue Bonds, Kansas State Projects, Series 2007K, 4.500%, 11/01/19 – NPFG Insured	9/18 at 100.00	Aa3	1,854,366

10	Sedgwick and Shawnee Counties, Kansas, GNMA Mortgage-Backed Securities Program Single Family Revenue Bonds, Series 1997A-2, 6.700%, 6/01/29	No Opt. Call	N/R	10,023

10,165	Wichita, Kansas, Hospital Facilities Revenue Refunding and Improvement Bonds, Via Christi Health System Inc., Series 2011A-IV, 5.000%, 11/15/29 (Pre-refunded 11/15/21)	11/21 at 100.00	N/R (4)	11,170,318

	Wyandotte County/Kansas City Unified Government, Kansas, Utility System Revenue Bonds, Refunding & Improvement Series 2014A:
1,915	5.000%, 9/01/21	No Opt. Call	A+	2,088,863
660	5.000%, 9/01/22	No Opt. Call	A+	734,752
1,505	5.000%, 9/01/23	No Opt. Call	A+	1,703,208
44,725	Total Kansas			46,647,189

	Kentucky – 1.5%

	Kentucky Economic Development Finance Authority, Hospital Revenue Bonds, Baptist Healthcare System Obligated Group, Series 2009A:
1,230	5.625%, 8/15/27	8/18 at 100.00	N/R	1,236,125
1,230	5.625%, 8/15/27	8/18 at 100.00	A	1,234,157

1,795	Kentucky Economic Development Finance Authority, Hospital Revenue Bonds, Owensboro Medical Health System, Series 2015A, 4.500%, 6/01/46	6/25 at 100.00	Baa3	1,808,732

10	Kentucky Economic Development Finance Authority, Revenue Bonds, Catholic Health Initiatives, Refunding Series 2009B, 2.700%, 5/01/39 (Mandatory put 11/10/21)	No Opt. Call	BBB+	10,090

20,700	Kentucky State Property and Buildings Commission, Revenue Bonds, Project 83, Series 2004, 5.000%, 10/01/18 – AMBAC Insured	No Opt. Call	A1	20,879,055

7,000	Lexington-Fayette Urban County Government Public Facilities Corporation, Kentucky State Lease Revenue Bonds, Eastern State Hospital Project, Series 2011A, 5.250%, 6/01/28	6/21 at 100.00	A1	7,578,130

	Louisville Regional Airport Authority, Kentucky, Airport System Revenue Bonds, Refunding Series 2014A:
1,320	5.000%, 7/01/26 (Alternative Minimum Tax)	7/24 at 100.00	A+	1,468,447
3,280	5.000%, 7/01/28 (Alternative Minimum Tax)	7/24 at 100.00	A+	3,618,529

3,770	Louisville/Jefferson County Metro Government, Kentucky, Revenue Bonds, Catholic Health Initiatives, Series 2012A, 5.000%, 12/01/35	6/22 at 100.00	BBB+	3,974,900

Nuveen Intermediate Duration Municipal Bond Fund (continued)

Portfolio of Investments    June 30, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Kentucky (continued)

$10,130	Louisville/Jefferson County Metro Government, Kentucky, Revenue Bonds, Catholic Health Initiatives, Series 2012A, 5.000%, 12/01/35 (Pre-refunded 6/01/22)	6/22 at 100.00	N/R (4)	$11,279,755

2,105	Louisville-Jefferson County Metropolitan Government, Kentucky, Pollution Control Revenue Bonds, Louisville Gas and Electric Company Project, Series 2005A, 2.200%, 2/01/35 (Mandatory put 8/01/19)	8/19 at 100.00	A1	2,112,578

	Murray, Kentucky, Hospital Facilities Revenue Bonds, Murray-Calloway County Public Hospital Corporation Project, Refunding Series 2016:
1,005	5.000%, 8/01/25	No Opt. Call	Baa3	1,108,033
1,060	5.000%, 8/01/26	No Opt. Call	Baa3	1,170,219
1,110	5.000%, 8/01/27	8/26 at 100.00	Baa3	1,220,512
1,165	5.000%, 8/01/28	8/26 at 100.00	Baa3	1,276,700
1,230	5.000%, 8/01/29	8/26 at 100.00	Baa3	1,342,533
2,935	5.000%, 8/01/37	8/26 at 100.00	Baa3	3,131,616

	Pikeville, Kentucky, Hospital Revenue Bonds, Pikeville Medical Center, Inc. Project, Improvement and Refunding Series 2011:
1,255	6.000%, 3/01/22	3/21 at 100.00	Baa2	1,359,931
1,320	6.250%, 3/01/23	3/21 at 100.00	Baa2	1,441,268
1,455	6.250%, 3/01/24	3/21 at 100.00	Baa2	1,583,578

	University of Kentucky, General Receipts Bonds, Refunding Series 2018A:
6,880	3.000%, 10/01/34	4/26 at 100.00	AA	6,464,448
12,300	3.125%, 10/01/37	4/26 at 100.00	AA	11,542,320
84,285	Total Kentucky			86,841,656

	Louisiana – 2.6%

5,035	De Soto Parrish, Louisiana, Pollution Control Revenue Bonds, Southwestern Electric Power Company Project, Refunding Series 2010, 1.600%, 1/01/19	No Opt. Call	A–	5,045,372

	East Baton Rouge Sewerage Commission, Louisiana, Revenue Bonds, Refunding Series 2014B:
970	5.000%, 2/01/23	No Opt. Call	AA	1,086,293
540	5.000%, 2/01/24	No Opt. Call	AA	613,181
800	5.000%, 2/01/25	No Opt. Call	AA	917,984

585	Jefferson Parish Hospital Service District 2, Louisiana, Hospital Revenue Bonds, East Jefferson General Hospital, Refunding Series 2011, 6.250%, 7/01/31	7/21 at 100.00	BB	607,739

475	Louisiana Citizens Property Insurance Corporation, Assessment Revenue Bonds, Refunding Series 2012, 5.000%, 6/01/24 (Pre-refunded 6/01/22) – AGM Insured	6/22 at 100.00	AA (4)	528,913

	Louisiana Citizens Property Insurance Corporation, Assessment Revenue Bonds, Refunding Series 2016A:
17,465	5.000%, 6/01/25	No Opt. Call	A1	20,184,126
16,460	5.000%, 6/01/26	No Opt. Call	A1	19,203,882

	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, East Baton Rouge Sewerage Commission Projects, Subordinate Lien Series 2014A:
2,280	5.000%, 2/01/28	2/24 at 100.00	AA–	2,564,886
2,850	5.000%, 2/01/29	2/24 at 100.00	AA–	3,196,674
2,000	5.000%, 2/01/30	2/24 at 100.00	AA–	2,236,680

2,000	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Southgate Suites Retail Project, Series 2007A, 6.750%, 12/15/37 (7)	9/18 at 100.00	N/R	1,400,000

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Louisiana (continued)

$30	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Southgate Suites Retail Project, Series 2007B, 9.000%, 12/15/18 (7)	No Opt. Call	N/R	$—

10,615	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Westlake Chemical Corporation Projects, Refunding Series 2017, 3.500%, 11/01/32	11/27 at 100.00	BBB	10,492,928

1,000	Louisiana Public Facilities Authority, Revenue Bonds, Archdiocese of New Orleans, Refunding Series 2017, 5.000%, 7/01/37	7/27 at 100.00	A+	1,121,450

3,210	Louisiana Public Facilities Authority, Revenue Bonds, Entergy Louisiana, LLC Project, Refunding Series 2016A, 3.375%, 9/01/28	3/21 at 100.00	A	3,234,749

	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project, Refunding Series 2016:
1,030	5.000%, 5/15/30	5/26 at 100.00	A3	1,161,057
2,965	5.000%, 5/15/32	5/26 at 100.00	A3	3,320,326
3,660	5.000%, 5/15/33	5/26 at 100.00	A3	4,087,854

	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project, Refunding Series 2016:
25	5.000%, 5/15/30 (Pre-refunded 5/15/26)	5/26 at 100.00	N/R (4)	29,516
30	5.000%, 5/15/32 (Pre-refunded 5/15/26)	5/26 at 100.00	N/R (4)	35,419
40	5.000%, 5/15/33 (Pre-refunded 5/15/26)	5/26 at 100.00	N/R (4)	47,225

	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project, Refunding Series 2017:
1,265	5.000%, 5/15/28	5/27 at 100.00	A3	1,448,982
1,000	5.000%, 5/15/29	5/27 at 100.00	A3	1,139,620
1,155	5.000%, 5/15/30	5/27 at 100.00	A3	1,312,438
1,750	5.000%, 5/15/31	5/27 at 100.00	A3	1,982,768

	Louisiana Stadium and Exposition District, Revenue Refunding Bonds, Senior Lien Series 2013A:
1,050	5.000%, 7/01/22	No Opt. Call	AA–	1,166,088
2,840	5.000%, 7/01/29	7/23 at 100.00	AA–	3,179,920
5,000	5.000%, 7/01/31	7/23 at 100.00	AA–	5,588,450
3,835	5.000%, 7/01/32	7/23 at 100.00	AA–	4,282,544

	Louisiana State, Unclaimed Property Special Revenue Bonds, Interstate 49 North Project, Series 2013:
1,165	5.000%, 9/01/29	9/23 at 100.00	A+	1,301,573
5,070	5.000%, 9/01/31	9/23 at 100.00	A+	5,633,277
4,000	5.000%, 9/01/32	9/23 at 100.00	A+	4,440,320

	New Orleans, Louisiana, General Obligation Bonds, Refunding Series 2012:
4,140	5.000%, 12/01/19	No Opt. Call	AA–	4,319,552
3,940	5.000%, 12/01/20	No Opt. Call	AA–	4,224,507
5,400	5.000%, 12/01/21	No Opt. Call	AA–	5,910,948

	New Orleans, Louisiana, General Obligation Bonds, Refunding Series 2015:
1,000	5.000%, 12/01/22	No Opt. Call	AA–	1,114,400
870	5.000%, 12/01/23	No Opt. Call	AA–	984,596
1,020	5.000%, 12/01/24	No Opt. Call	AA–	1,176,703
480	5.000%, 12/01/25	No Opt. Call	AA–	555,086
730	5.000%, 12/01/27	12/25 at 100.00	AA–	837,325

Nuveen Intermediate Duration Municipal Bond Fund (continued)

Portfolio of Investments    June 30, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Louisiana (continued)

	New Orleans, Louisiana, Sewerage Service Revenue Bonds, Refunding Series 2014:
$1,200	5.000%, 6/01/20	No Opt. Call	A	$1,269,012
100	5.000%, 6/01/24	No Opt. Call	A	114,306
500	5.000%, 6/01/25	6/24 at 100.00	A	568,575
500	5.000%, 6/01/26	6/24 at 100.00	A	565,640
525	5.000%, 6/01/27	6/24 at 100.00	A	592,079
330	5.000%, 6/01/28	6/24 at 100.00	A	371,587
570	5.000%, 6/01/29	6/24 at 100.00	A	639,848

	New Orleans, Louisiana, Sewerage Service Revenue Bonds, Series 2015:
385	5.000%, 6/01/30	6/25 at 100.00	A	435,038
775	5.000%, 6/01/32	6/25 at 100.00	A	869,535
1,000	5.000%, 6/01/33	6/25 at 100.00	A	1,118,680
650	5.000%, 6/01/35	6/25 at 100.00	A	723,717

500	Port New Orleans Board of Commissioners, Louisiana, Revenue Bonds, Port Facilities, Refunding Series 2013B, 5.000%, 4/01/30 (Alternative Minimum Tax)	4/23 at 100.00	A–	540,675

6,585	Saint Charles Parish, Louisiana, Gulf Opportunity Zone Revenue Bonds, Valero Project, Series 2010, 4.000%, 12/01/40 (Mandatory put 6/01/22)	No Opt. Call	BBB	6,983,590
133,395	Total Louisiana			146,507,633

	Maine – 0.3%

1,100	Maine Health and Higher Educational Facilities Authority Revenue Bonds, Eastern Maine Medical Center Obligated Group Issue, Series 2013, 5.000%, 7/01/43	7/23 at 100.00	BBB	1,143,296

	Maine Health and Higher Educational Facilities Authority Revenue Bonds, Eastern Maine Medical Center Obligated Group Issue, Series 2016A:
4,185	4.000%, 7/01/41	7/26 at 100.00	BBB	3,870,162
5,555	4.000%, 7/01/46	7/26 at 100.00	BBB	5,074,048

	Maine Health and Higher Educational Facilities Authority, Revenue Bonds, Maine General Medical Center, Series 2011:
1,000	6.750%, 7/01/36	7/21 at 100.00	BB	1,084,230
3,850	6.750%, 7/01/41	7/21 at 100.00	BB	4,166,316

25	Maine Health and Higher Educational Facilities Authority, Revenue Bonds, Series 2007B, 4.125%, 7/01/18 – FGIC Insured	6/18 at 100.00	AA	25,000

	Portland, Maine, General Airport Revenue Bonds, Refunding Series 2013:
500	4.000%, 7/01/18	No Opt. Call	BBB+	500,000
225	4.000%, 7/01/20	No Opt. Call	BBB+	233,755
290	5.000%, 7/01/22	No Opt. Call	BBB+	318,672
16,730	Total Maine			16,415,479

	Maryland – 0.8%

	Baltimore County, Maryland, Revenue Bonds, Oak Crest Village, Series 2016:
1,235	3.250%, 1/01/31	1/26 at 100.00	N/R	1,211,325
3,365	5.000%, 1/01/37	1/26 at 100.00	N/R	3,718,561

	Baltimore, Maryland, Convention Center Hotel Revenue Bonds, Refunding Series 2017:
1,160	5.000%, 9/01/26	No Opt. Call	BBB–	1,317,772
1,760	5.000%, 9/01/27	No Opt. Call	BBB–	2,011,258
2,655	5.000%, 9/01/29	9/27 at 100.00	BBB–	3,055,241

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Maryland (continued)

	Baltimore, Maryland, Revenue Bonds, Water Projects, Series 2013A:
$500	5.000%, 7/01/21	No Opt. Call	AA	$545,215
1,000	5.000%, 7/01/26	1/24 at 100.00	AA	1,140,830
1,715	5.000%, 7/01/27	1/24 at 100.00	AA	1,952,716

250	Maryland Economic Development Corporation, Economic Development Revenue Bonds, Transportation Facilities Project, Series 2010A, 5.750%, 6/01/35 (Pre-refunded 6/01/20)	6/20 at 100.00	N/R (4)	268,908

	Maryland Economic Development Corporation, Student Housing Revenue Bonds, University of Maryland, College Park Project, Refunding Series 2016:
1,170	5.000%, 6/01/27 – AGM Insured	6/26 at 100.00	AA	1,355,995
1,000	5.000%, 6/01/28 – AGM Insured	6/26 at 100.00	AA	1,154,360
1,870	5.000%, 6/01/35 – AGM Insured	6/26 at 100.00	AA	2,114,727

	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Mercy Medical Center, Series 2016A:
750	5.000%, 7/01/32	7/26 at 100.00	BBB	835,605
2,250	5.000%, 7/01/33	7/26 at 100.00	BBB	2,495,160
1,650	5.000%, 7/01/34	7/26 at 100.00	BBB	1,820,082
2,000	5.000%, 7/01/35	7/26 at 100.00	BBB	2,198,840
1,570	5.000%, 7/01/36	7/26 at 100.00	BBB	1,720,375

	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, University of Maryland Medical System, Series 2010:
1,260	5.250%, 7/01/24	7/19 at 100.00	A	1,300,496
740	5.250%, 7/01/24 (Pre-refunded 7/01/19)	7/19 at 100.00	N/R (4)	766,470

7,825	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Western Maryland Health, Series 2014, 5.250%, 7/01/25	7/24 at 100.00	BBB	8,843,893

2,155	Rockville Mayor and Council, Maryland, Economic Development Revenue Bonds, Ingleside King Farm Project, TEMPS 45 Series 2017C-3, 2.500%, 11/01/24	5/19 at 100.00	N/R	2,127,567

1,505	Rockville Mayor and Council, Maryland, Economic Development Revenue Bonds, Ingleside King Farm Project, TEMPS 70 Series 2017C-2, 3.000%, 11/01/25	5/20 at 100.00	N/R	1,500,049

1,005	Rockville Mayor and Council, Maryland, Economic Development Revenue Bonds, Ingleside King Farm Project, TEMPS 85 Series 2017C-1, 3.500%, 11/01/26	5/20 at 100.00	N/R	1,004,246
40,390	Total Maryland			44,459,691

	Massachusetts – 0.7%

1,305	Massachusetts Bay Transportation Authority, General Obligation Transportation System Bonds, Series 1991A, 7.000%, 3/01/21 – FGIC Insured	No Opt. Call	Aa1	1,414,737

10,000	Massachusetts Bay Transportation Authority, Sales Tax Revenue Bonds, Refunding Senior Lien Series 2004B, 5.250%, 7/01/20	No Opt. Call	AA	10,693,300

	Massachusetts Development Finance Agency Revenue Bonds, Lawrence General Hospital Issue, Series 2014A:
835	5.000%, 7/01/26	7/24 at 100.00	BB+	910,208
680	5.000%, 7/01/27	7/24 at 100.00	BB+	738,555
925	5.000%, 7/01/28	7/24 at 100.00	BB+	1,001,525
960	5.000%, 7/01/29	7/24 at 100.00	BB+	1,035,638

2,500	Massachusetts Development Finance Agency, Health Care Facility Revenue Bonds, Adventcare Project, Series 2007A, 6.650%, 10/15/28	9/18 at 100.00	N/R	2,504,425

Nuveen Intermediate Duration Municipal Bond Fund (continued)

Portfolio of Investments    June 30, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Massachusetts (continued)

$1,530	Massachusetts Development Finance Agency, Revenue Bonds, Boston Medical Center Issue, Series 2016E, 3.375%, 7/01/36	7/26 at 100.00	BBB	$1,395,268

	Massachusetts Development Finance Agency, Revenue Bonds, Orchard Cove, Series 2007:
515	5.000%, 10/01/18	9/18 at 100.00	N/R	516,107
450	5.250%, 10/01/37	10/18 at 100.00	N/R	450,468

4,730	Massachusetts Development Finance Agency, Revenue Bonds, UMass Memorial Health Care Obligated Group Issue, Series 2017L, 3.625%, 7/01/37	7/27 at 100.00	BBB+	4,612,460

	Massachusetts Development Finance Authority, Revenue Bonds, Suffolk University, Series 2010:
915	4.500%, 7/01/21	7/20 at 100.00	Baa2	962,635
1,780	4.500%, 7/01/22	7/20 at 100.00	Baa2	1,869,089
1,705	4.625%, 7/01/23	7/20 at 100.00	Baa2	1,792,756

	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Springfield College, Series 2010:
500	5.125%, 10/15/22 (Pre-refunded 10/15/19)	10/19 at 100.00	N/R (4)	522,025
2,595	5.500%, 10/15/26 (Pre-refunded 10/15/19)	10/19 at 100.00	N/R (4)	2,721,610

	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Suffolk University, Refunding Series 2009A:
1,080	6.000%, 7/01/24	7/19 at 100.00	Baa2	1,125,166
1,940	6.000%, 7/01/24 (Pre-refunded 7/01/19)	7/19 at 100.00	N/R (4)	2,025,651

2,485	Massachusetts Housing Finance Agency, Single Family Housing Revenue Bonds, Series 2014-171, 3.850%, 12/01/34	6/24 at 100.00	AA+	2,533,010

	Massachusetts Port Authority, Special Facilities Revenue Bonds, Delta Air Lines Inc., Series 2001A:
50	5.200%, 1/01/20 – AMBAC Insured (Alternative Minimum Tax)	9/18 at 100.00	N/R	50,376
1,465	5.000%, 1/01/27 – AMBAC Insured (Alternative Minimum Tax)	7/18 at 100.00	N/R	1,479,987
38,945	Total Massachusetts			40,354,996

	Michigan – 1.5%

	Detroit Downtown Development Authority, Michigan, Tax Increment Refunding Bonds, Development Area 1 Projects, Series 1996B:
3,050	0.000%, 7/01/22	No Opt. Call	BB	2,534,428
2,650	0.000%, 7/01/23	No Opt. Call	BB	2,086,954
2,880	0.000%, 7/01/24	No Opt. Call	BB	2,128,291

355	Marquette, Michigan, Electric Utility System Revenue Bonds, Refunding Series 2016A, 5.000%, 7/01/30	7/26 at 100.00	A	402,435

4,850	Michigan Finance Authority, Local Government Loan Program Revenue Bonds, Detroit Water & Sewerage Department Sewage Disposal System Local Project, Second Lien Series 2015C, 5.000%, 7/01/34	7/25 at 100.00	A–	5,313,660

3,540	Michigan Hospital Finance Authority, Revenue Bonds, Ascension Health Group, Series 2010B, 5.000%, 11/15/23	11/19 at 100.00	AA+	3,700,999

1,760	Michigan Municipal Bond Authority, AMBAC Insured Bonds, Series 2007B-A, 5.000%, 12/01/18 – AMBAC Insured	9/18 at 100.00	N/R	1,763,960

5,000	Michigan State Building Authority, Revenue Bonds, Facilities Program, Refunding Series 2011-I-A, 5.000%, 10/15/28	10/21 at 100.00	Aa2	5,455,900

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Michigan (continued)

$5,425	Michigan State Building Authority, Revenue Bonds, Facilities Program, Refunding Series 2011-II-A, 5.000%, 10/15/28	10/21 at 100.00	Aa2	$5,919,651

1,600	Michigan State Trunk Line Fund Refunding Bonds, Series 2009, 5.000%, 11/01/23	11/19 at 100.00	AA+	1,670,496

4,750	Romulus Community Schools, Wayne County, Michigan, General Obligation Bonds, Refunding Series 2013, 5.000%, 5/01/22	No Opt. Call	Aa1	5,193,460

	Royal Oak Hospital Finance Authority, Michigan, Hospital Revenue Bonds, William Beaumont Hospital Obligated Group, Refunding Series 2014D:
1,000	5.000%, 9/01/26	3/24 at 100.00	A+	1,126,110
2,000	5.000%, 9/01/27	3/24 at 100.00	A+	2,244,380
2,555	5.000%, 9/01/28	3/24 at 100.00	A+	2,857,231
3,770	5.000%, 9/01/29	3/24 at 100.00	A+	4,201,288
5,000	5.000%, 9/01/30	3/24 at 100.00	A+	5,558,150
2,270	5.000%, 9/01/31	3/24 at 100.00	A+	2,518,383

	Walled Lake Consolidated School District, Oakland County, Michigan, General Obligation Bonds, Refunding Series 2011:
4,885	5.000%, 5/01/20	No Opt. Call	Aa1	5,161,979
4,845	5.000%, 5/01/21	11/20 at 100.00	Aa1	5,201,350
3,845	5.000%, 5/01/22	11/20 at 100.00	Aa1	4,127,800

	Wayne County Airport Authority, Michigan, Revenue Bonds, Detroit Metropolitan Wayne County Airport, Refunding Series 2015F:
3,750	5.000%, 12/01/32 (Alternative Minimum Tax)	12/25 at 100.00	A	4,181,625
5,295	5.000%, 12/01/33 (Alternative Minimum Tax)	12/25 at 100.00	A	5,889,734
5,000	5.000%, 12/01/34 (Alternative Minimum Tax)	12/25 at 100.00	A	5,544,250
80,075	Total Michigan			84,782,514

	Minnesota – 0.5%

1,710	Cass Lake Independent School District 115, Minnesota, General Obligation Bonds, School Building Refunding Series 2010A, 5.000%, 2/01/27	2/20 at 100.00	AA+	1,795,261

2,155	Minneapolis, Minnesota, Health Care System Revenue Bonds, Fairview Hospital and Healthcare Services, Series 2008A, 6.375%, 11/15/23 (Pre-refunded 11/15/18)	11/18 at 100.00	A+ (4)	2,194,329

2,650	Minneapolis, Minnesota, Revenue Bonds, National Marrow Donor Program Project, Series 2010, 5.000%, 8/01/18 (ETM)	No Opt. Call	N/R (4)	2,657,420

1,270	Minneapolis, Minnesota, Revenue Bonds, National Marrow Donor Program Project, Series 2010, 4.250%, 8/01/20 (Pre-refunded 8/01/18)	8/18 at 100.00	N/R (4)	1,272,819

	Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds, Refunding Subordinate Lien Series 2014A:
2,590	5.000%, 1/01/25	1/24 at 100.00	A+	2,937,552
2,005	5.000%, 1/01/32	1/24 at 100.00	A+	2,232,507

425	Northern Municipal Power Agency, Minnesota, Electric System Revenue Bonds, Series 2013A, 4.000%, 1/01/28	1/23 at 100.00	A–	445,115

650	Rochester, Minnesota, Health Care Facilities Revenue Bonds, Olmsted Medical Center Project, Series 2013, 5.000%, 7/01/33	7/23 at 100.00	A	711,146

2,060	Saint Cloud, Minnesota, Health Care Revenue Bonds, CentraCare Health System, Refunding Series 2014B, 5.000%, 5/01/23	No Opt. Call	AA–	2,323,762

Nuveen Intermediate Duration Municipal Bond Fund (continued)

Portfolio of Investments    June 30, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Minnesota (continued)

	Saint Paul Housing and Redevelopment Authority, Minnesota, Health Care Revenue Bonds, Allina Health System, Series 2009A-1:
$490	5.000%, 11/15/24	11/19 at 100.00	AA–	$511,879
525	5.000%, 11/15/24 (Pre-refunded 11/15/19)	11/19 at 100.00	N/R (4)	548,588

6,580	Saint Paul Independent School District 625, Ramsey County, Minnesota, Certificates of Participation, Series 2018B, 3.500%, 2/01/39	2/27 at 100.00	AA+	6,428,594

1,475	Saint Paul Independent School District 625, Ramsey County, Minnesota, Certificates of Participation, Series 2018C, 3.500%, 2/01/39	2/27 at 100.00	AA+	1,441,060

385	Saint Paul Port Authority, Minnesota, Lease Revenue Bonds, Regions Hospital Parking Ramp Project, Series 2007-1, 5.000%, 8/01/21	9/18 at 100.00	N/R	386,101
24,970	Total Minnesota			25,886,133

	Mississippi – 0.3%

5,370	Mississippi Business Finance Corporation, Pollution Control Revenue Refunding Bonds, System Energy Resources Inc. Project, Series 1998, 5.875%, 4/01/22	10/18 at 100.00	BBB+	5,381,062

8,870	Mississippi State, General Obligation Bonds, Series 2013B, 5.000%, 12/01/28 (Pre-refunded 12/01/23)	12/23 at 100.00	AA (4)	10,198,637
14,240	Total Mississippi			15,579,699

	Missouri – 0.6%

1,455	Cape Girardeau County Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Southeasthealth, Series 2016A, 6.000%, 3/01/33	3/23 at 103.00	BBB–	1,654,699

1,100	Great Rivers Greenway Metropolitan Park & Recreation District, Missouri, Sales Tax Appropriation Bonds, Gateway Arch Project, Series 2014, 3.000%, 12/30/24	12/23 at 100.00	A+	1,132,054

1,000	Grundy County Industrial Development Authority, Missouri, Health Facility Revenue Bonds, Wright Memorial Hospital, Series 2009, 5.600%, 9/01/21	9/19 at 100.00	BBB–	1,022,150

1,465	Missouri Health and Educational Facilities Authority, Educational Facilities Revenue Bonds, Saint Louis College of Pharmacy, Series 2013, 5.250%, 5/01/33	5/23 at 100.00	BBB+	1,598,286

220	Missouri Health and Educational Facilities Authority, Educational Facilities Revenue Bonds, Saint Louis College of Pharmacy, Series 2015B, 4.000%, 5/01/32	11/23 at 100.00	BBB	221,778

1,390	Missouri Health and Educational Facilities Authority, Revenue Bonds, A.T. Still University of Health Sciences, Series 2014, 4.250%, 10/01/32	10/23 at 100.00	A–	1,449,645

430	Missouri Health and Educational Facilities Authority, Revenue Bonds, Lutheran Senior Services Projects, Series 2011, 4.400%, 2/01/19	No Opt. Call	BBB	436,140

	Missouri Joint Municipal Electric Utility Commission, Power Project Revenue Bonds, Iatan 2 Project, Refunding Series 2014A:
1,320	5.000%, 1/01/25	1/24 at 100.00	A2	1,483,390
2,525	5.000%, 1/01/26	1/24 at 100.00	A2	2,830,651
1,000	5.000%, 1/01/32	1/24 at 100.00	A2	1,110,780

4,150	Missouri Joint Municipal Electric Utility Commission, Power Project Revenue Bonds, Plum Point Project, Refunding Series 2014A, 5.000%, 1/01/23	No Opt. Call	A	4,657,919

17,305	Saint Louis, Missouri, Airport Revenue Bonds, Lambert-St. Louis International Airport, Series 2005, 5.500%, 7/01/19 – NPFG Insured	No Opt. Call	A–	17,945,458

270	St. Joseph Industrial Development Authority, Missouri, Tax Increment Bonds, Shoppes at North Village Project, Series 2005A, 5.100%, 11/01/19	9/18 at 100.00	N/R	270,092

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Missouri (continued)

$1,175	Stoddard County Industrial Development Authority, Missouri, Health Facility Revenue Bonds, Southeasthealth, Series 2016B, 6.000%, 3/01/37	3/23 at 103.00	BBB–	$1,329,700
34,805	Total Missouri			37,142,742

	Montana – 0.6%

1,500	Cascade County High School District A Great Falls, Montana, General Obligation Bonds, School Building Series 2018, 5.000%, 7/01/38	7/28 at 100.00	A+	1,736,355

32,165	Forsyth, Rosebud County, Montana, Pollution Control Revenue Refunding Bonds, Northwestern Corporation Colstrip Project, Series 2016, 2.000%, 8/01/23	No Opt. Call	A	31,300,726

575	Montana Facilities Finance Authority, Montana, Health Facilities Revenue Bonds, Bozeman Deaconess Health Services Obligated Group, Series 2018, 3.250%, 6/01/32	6/28 at 100.00	A	564,863

2,500	Montana Facilities Finance Authority, Revenue Bonds, Sisters of Charity of Leavenworth Health Services Corporation, Composite Deal Series 2010B, 5.000%, 1/01/24	1/20 at 100.00	AA–	2,617,825
36,740	Total Montana			36,219,769

	Nebraska – 1.2%

1,130	Douglas County Hospital Authority 2, Nebraska, Health Facilities Revenue Bonds, Immanuel Obligated Group, Refunding Series 2010, 5.125%, 1/01/23	1/20 at 100.00	AA	1,170,036

9,350	Douglas County Hospital Authority 2, Nebraska, Hospital Revenue Bonds, Madonna Rehabilitation Hospital Project, Series 2014, 5.000%, 5/15/44	5/24 at 100.00	BBB+	9,949,802

655	Douglas County Hospital Authority 3, Nebraska, Health Facilities Revenue Bonds, Nebraska Methodist Health System, Refunding Series 2008, 5.750%, 11/01/28 (Pre-refunded 11/01/18)	11/18 at 100.00	A– (4)	664,137

665	Douglas County School District 10 Elkhorn, Nebraska, General Obligation Bonds, Public Schools Series 2012, 4.000%, 6/15/23	6/22 at 100.00	AA–	712,129

370	Douglas County School District 10 Elkhorn, Nebraska, General Obligation Bonds, Public Schools Series 2015, 5.000%, 12/15/22	No Opt. Call	AA–	415,521

	Lancaster County Hospital Authority 1, Nebraska, Health Facilities Revenue Bonds, Immanuel Obligated Group, Refunding Series 2010:
735	4.750%, 1/01/19	No Opt. Call	AA	746,172
1,000	5.125%, 1/01/23	1/20 at 100.00	AA	1,047,450

5,910	Lincoln County Hospital Authority 1, Nebraska, Hospital Revenue and Refunding Bonds, Great Plains Regional Medical Center Project, Series 2012, 5.000%, 11/01/32	11/21 at 100.00	A–	6,326,005

	Madison County Hospital Authority 1, Nebraska, Hospital Revenue Bonds, Faith Regional Health Services Project, Series 2018:
540	5.000%, 7/01/23	No Opt. Call	BBB	593,163
1,250	5.000%, 7/01/24	No Opt. Call	BBB	1,384,775
530	5.000%, 7/01/25	No Opt. Call	BBB	590,415
750	5.000%, 7/01/26	7/25 at 100.00	BBB	829,058
200	5.000%, 7/01/27	7/25 at 100.00	BBB	220,032
835	5.000%, 7/01/28	7/25 at 100.00	BBB	914,283
485	5.000%, 7/01/29	7/25 at 100.00	BBB	528,844
1,000	5.000%, 7/01/30	7/25 at 100.00	BBB	1,087,820
180	5.000%, 7/01/33	7/25 at 100.00	BBB	194,305

Nuveen Intermediate Duration Municipal Bond Fund (continued)

Portfolio of Investments    June 30, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Nebraska (continued)

$13,725	Nebraska Investment Finance Authority, Single Family Housing Revenue Bonds, Series 2015C., 3.900%, 9/01/35	9/24 at 100.00	AA+	$13,988,246

	Nebraska Public Power District, General Revenue Bonds, Series 2012A:
1,485	5.000%, 1/01/23	1/22 at 100.00	A+	1,631,480
1,510	5.000%, 1/01/24	1/22 at 100.00	A+	1,657,331
950	5.000%, 1/01/25	1/22 at 100.00	A+	1,041,352

645	Papillion-LaVista School District 27, Sarpy County, Nebraska, General Obligation Bonds, Series 2014, 5.000%, 12/01/22	No Opt. Call	Aa2	726,006

8,000	Public Power Generation Agency, Nebraska, Whelan Energy Center Unit 2 Revenue Bonds, Refunding Series 2016A, 5.000%, 1/01/32	7/26 at 100.00	A2	9,093,280

	Scotts Bluff County Hospital Authority 1, Nebraska, Hospital Revenue Bonds, Regional West Medical Center Project, Refunding & Improvement Series 2016A:
3,660	5.250%, 2/01/28	2/27 at 100.00	N/R	3,953,422
1,355	5.250%, 2/01/29	2/27 at 100.00	N/R	1,457,560

6,670	Southeast Community College Area, Nebraska, Certificates of Participation, Series 2018, 3.375%, 12/15/37	6/28 at 100.00	Aa1	6,534,532
63,585	Total Nebraska			67,457,156

	Nevada – 1.8%

	Clark County, Nevada, Airport Revenue Bonds, Jet Aviation Fuel Tax, Refunding Series 2013A:
2,000	5.000%, 7/01/22 (Alternative Minimum Tax)	No Opt. Call	A+	2,202,560
1,050	5.000%, 7/01/23 (Alternative Minimum Tax)	1/23 at 100.00	A+	1,172,293
1,905	5.000%, 7/01/24 (Alternative Minimum Tax)	1/23 at 100.00	A+	2,118,265

8,220	Clark County, Nevada, Airport Revenue Bonds, Junior Subordinate Lien Notes Series 2018A., 5.000%, 7/01/21	No Opt. Call	A+	8,945,826

21,050	Clark County, Nevada, Airport Revenue Bonds, Subordinate Lien Series 2010B, 5.750%, 7/01/42	1/20 at 100.00	Aa3	22,331,734

	Henderson, Nevada, Limited Obligation Bonds, Local Improvement District T-18 Inspirada, Refunding Series 2016:
1,750	4.000%, 9/01/32	9/26 at 100.00	N/R	1,742,423
2,275	4.000%, 9/01/35	9/26 at 100.00	N/R	2,230,569

	Las Vegas Valley Water District, Nevada, General Obligation Bonds, Refunding Series 2011C:
1,550	5.000%, 6/01/23	6/21 at 100.00	AA+	1,682,215
1,000	5.000%, 6/01/24	6/21 at 100.00	AA+	1,083,530
12,450	5.000%, 6/01/25	6/21 at 100.00	AA+	13,475,133

	Las Vegas Valley Water District, Nevada, General Obligation Bonds, Water Series 2012B:
2,125	5.000%, 6/01/24	6/22 at 100.00	AA+	2,358,580
1,545	5.000%, 6/01/25	6/22 at 100.00	AA+	1,712,370
2,000	5.000%, 6/01/26	6/22 at 100.00	AA+	2,212,680

	Las Vegas, Nevada, Local Improvement Bonds, Special Improvement District 607 Providence, Refunding Series 2013:
85	4.000%, 6/01/19	No Opt. Call	N/R	85,917
50	4.000%, 6/01/20	No Opt. Call	N/R	51,099
350	5.000%, 6/01/22	No Opt. Call	N/R	374,308

4,685	Nevada State, General Obligation Bonds, Capital Improvement & Cultural Affairs, Refunding Series 2012B, 5.000%, 8/01/22	No Opt. Call	AA+	5,234,644

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Nevada (continued)

$11,150	Nevada State, General Obligation Bonds, Capital Improvement & Cultural Affairs, Refunding Series 2013D-1, 5.000%, 3/01/22	No Opt. Call	AA+	$12,341,600

3,100	Nevada State, Motor Vehicle Fuel Tax Highway Improvement Revenue Bonds, Refunding Series 2016, 5.000%, 12/01/18	No Opt. Call	AAA	3,145,291

10,010	Washoe County, Nevada, Gas and Water Facilities Revenue Bonds, Sierra Pacific Power Company, Refunding Series 2016B, 3.000%, 3/01/36 (Mandatory put 6/01/22)	No Opt. Call	A+	10,229,019

	Washoe County, Nevada, General Obligation Bonds, Reno-Sparks Convention & Visitors Authority, Refunding Series 2011:
3,265	5.000%, 7/01/22	7/21 at 100.00	AA	3,559,274
4,710	5.000%, 7/01/23	7/21 at 100.00	AA	5,127,306

1,510	Washoe County, Nevada, Highway Revenue, Motor Vehicle Fuel Tax Bonds, Series 2013, 5.000%, 2/01/43	2/19 at 100.00	A+	1,535,700
97,835	Total Nevada			104,952,336

	New Hampshire – 0.2%

895	Business Finance Authority of the State of New Hampshire, Water Facility Revenue Bonds, Pennichuck Water Works, Inc. Project ,Series 2015A, 4.250%, 1/01/36 (Alternative Minimum Tax)	1/26 at 100.00	A+	901,283

5,725	New Hampshire Health and Education Facilities Authority, Revenue Bonds, Dartmouth College, Refunding Series 2009, 5.250%, 6/01/39 (Pre-refunded 6/01/19)	6/19 at 100.00	AA+ (4)	5,917,932

1,840	New Hampshire Health and Education Facilities Authority, Revenue Bonds, Elliot Hospital, Series 2016, 5.000%, 10/01/38	10/26 at 100.00	Baa1	2,004,441

845	New Hampshire Health and Education Facilities Authority, Revenue Bonds, Southern New Hampshire Medical Center, Series 2016, 3.500%, 10/01/34	10/26 at 100.00	A–	824,467
9,305	Total New Hampshire			9,648,123

	New Jersey – 5.4%

	Camden County Improvement Authority, New Jersey, Health Care Redevelopment Revenue Bonds, Cooper Health System Obligated Group Issue, Refunding Series 2014A:
2,500	5.000%, 2/15/30	2/24 at 100.00	BBB+	2,712,175
1,045	5.000%, 2/15/34	2/24 at 100.00	BBB+	1,122,058

8,535	Gloucester County Pollution Control Financing Authority, New Jersey, Pollution Control Revenue Bonds, Logan Project, Refunding Series 2014A, 5.000%, 12/01/24 (Alternative Minimum Tax)	No Opt. Call	BBB–	9,223,518

	New Jersey Economic Development Authority, Cigarette Tax Revenue Refunding Bonds, Series 2012:
5,555	5.000%, 6/15/19	No Opt. Call	BBB+	5,710,484
5,905	5.000%, 6/15/20	No Opt. Call	BBB+	6,211,883
13,995	5.000%, 6/15/21	No Opt. Call	BBB+	14,975,630
2,465	5.000%, 6/15/22	No Opt. Call	BBB+	2,679,899
1,100	5.000%, 6/15/22	No Opt. Call	AA	1,199,341
7,180	5.000%, 6/15/23	6/22 at 100.00	BBB+	7,769,478
2,965	5.000%, 6/15/24	6/22 at 100.00	BBB+	3,191,170
7,615	5.000%, 6/15/25	6/22 at 100.00	BBB+	8,157,645
5,000	5.000%, 6/15/26	6/22 at 100.00	BBB+	5,339,050
950	4.250%, 6/15/27	6/22 at 100.00	BBB+	979,241
4,625	5.000%, 6/15/28	6/22 at 100.00	BBB+	4,917,392

Nuveen Intermediate Duration Municipal Bond Fund (continued)

Portfolio of Investments    June 30, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	New Jersey (continued)

	New Jersey Economic Development Authority, Private Activity Bonds, The Goethals Bridge Replacement Project, Series 2013:
$1,350	5.000%, 1/01/28 (Alternative Minimum Tax)	1/24 at 100.00	BBB	$1,483,677
2,215	5.000%, 1/01/31 – AGM Insured (Alternative Minimum Tax)	1/24 at 100.00	AA	2,447,309

10,040	New Jersey Economic Development Authority, Revenue Bonds, Motor Vehicle Surcharge, Refunding Series 2017A, 3.375%, 7/01/30	7/27 at 100.00	BBB+	9,869,621

25,000	New Jersey Economic Development Authority, School Facilities Construction Bonds, Refunding Series 2015XX, 5.000%, 6/15/27	6/25 at 100.00	A–	27,231,000

6,000	New Jersey Economic Development Authority, Special Facility Revenue Bonds, Port Newark Container Terminal LLC Project, Refunding Series 2017, 5.000%, 10/01/47 (Alternative Minimum Tax)	10/27 at 100.00	Ba1	6,483,600

350	New Jersey Educational Facilities Authority, Revenue Bonds, Seton Hall University, Series 2016C, 3.000%, 7/01/41	7/26 at 100.00	A–	321,587

3,895	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Inspira Health Obligated Group Issue, Series 2017A, 5.000%, 7/01/42	7/27 at 100.00	A2	4,364,815

1,000	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Joseph’s Healthcare System Obligated Group Issue, Refunding Series 2016, 5.000%, 7/01/35	7/26 at 100.00	BBB–	1,087,090

	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Senior Lien Series 2017-1A:
4,415	3.500%, 12/01/29 (Alternative Minimum Tax)	12/26 at 100.00	Aaa	4,459,856
11,705	3.750%, 12/01/31 (Alternative Minimum Tax)	12/26 at 100.00	Aaa	11,746,670
11,975	4.000%, 12/01/32 (Alternative Minimum Tax)	12/26 at 100.00	Aaa	12,223,601
5,000	3.750%, 12/01/33 (Alternative Minimum Tax)	12/26 at 100.00	Aaa	5,010,600

20,000	New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Revenue Notes, Series 2016A-2, 5.000%, 6/15/30 (Pre-refunded 8/24/18)	8/18 at 100.00	A+ (4)	20,044,400

1,440	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Refunding Series 2006C, 0.000%, 12/15/31 – FGIC Insured	No Opt. Call	A–	827,669

10,630	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2010D, 5.000%, 12/15/23	No Opt. Call	A–	11,629,858

	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2011B:
4,540	5.500%, 6/15/31	6/21 at 100.00	A–	4,807,996
2,785	5.250%, 6/15/36	6/21 at 100.00	A–	2,902,165

14,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2012AA, 5.000%, 6/15/22	No Opt. Call	A–	15,067,920

20,200	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2013A, 5.000%, 6/15/20	No Opt. Call	A–	21,206,364

	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2015AA:
1,810	5.250%, 6/15/33	6/25 at 100.00	A–	1,968,954
1,850	5.250%, 6/15/34	6/25 at 100.00	A–	2,003,069

5,615	Salem County Pollution Control Financing Authority, New Jersey, Pollution Control Revenue Bonds, Chambers Project, Refunding Series 2014A, 5.000%, 12/01/23 (Alternative Minimum Tax)	No Opt. Call	BBB–	6,038,203

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	New Jersey (continued)

	South Jersey Port Corporation, New Jersey, Marine Terminal Revenue Bonds, Refunding Series 2012Q:
$4,505	3.000%, 1/01/20	No Opt. Call	Baa1	$4,531,219
2,950	3.000%, 1/01/21	No Opt. Call	Baa1	2,974,043

	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2018A:
3,500	5.000%, 6/01/28	No Opt. Call	A–	4,092,935
3,080	5.000%, 6/01/30	6/28 at 100.00	A–	3,570,305
4,560	5.000%, 6/01/31	6/28 at 100.00	A–	5,260,690
6,000	5.000%, 6/01/35	6/28 at 100.00	A–	6,807,240
7,940	4.000%, 6/01/37	6/28 at 100.00	A–	8,149,219

	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2018B:
25,600	3.200%, 6/01/27	No Opt. Call	BBB+	25,917,184
2,770	5.000%, 6/01/46	6/28 at 100.00	BBB	2,982,958
296,155	Total New Jersey			311,700,781

	New Mexico – 0.3%

14,850	New Mexico Municipal Energy Acquisition Authority, Gas Supply Revenue Bonds, Refunding Sub-Series 2014A, 5.000%, 11/01/39 (Mandatory put 8/01/19)	8/19 at 100.00	Aa2	15,358,019

	New York – 4.3%

4,060	Brooklyn Arena Local Development Corporation, New York, Payment in Lieu of Taxes Revenue Bonds, Barclays Center Project, Series 2009, 6.000%, 7/15/30 (Pre-refunded 1/15/20)	1/20 at 100.00	AA+ (4)	4,333,319

	Buffalo and Fort Erie Public Bridge Authority, New York, Toll Bridge System Revenue Bonds, Refunding Series 2014:
300	5.000%, 1/01/24	No Opt. Call	A+	342,249
500	5.000%, 1/01/25	No Opt. Call	A+	576,445

5,130	Dormitory Authority of the State of New York, Revenue Bonds, Marymount Manhattan College, Series 2009, 5.000%, 7/01/24	7/19 at 100.00	Baa2	5,267,433

	Dormitory Authority of the State of New York, Revenue Bonds, Orange Regional Medical Center Obligated Group, Series 2017:
1,900	5.000%, 12/01/25, 144A	No Opt. Call	BBB–	2,144,055
1,400	5.000%, 12/01/27, 144A	6/27 at 100.00	BBB–	1,593,998
1,300	5.000%, 12/01/29, 144A	6/27 at 100.00	BBB–	1,467,245
1,500	5.000%, 12/01/32, 144A	6/27 at 100.00	BBB–	1,683,135

7,050	Dormitory Authority of the State of New York, State and Local Appropriation Lease Bonds, Upstate Community Colleges, Series 2005A, 5.500%, 7/01/20 – FGIC Insured	No Opt. Call	AA	7,580,371

	Dormitory Authority of the State of New York, State University Educational Facilities Revenue Bonds, Third General Resolution, Series 2012A:
10,055	5.000%, 5/15/24	5/22 at 100.00	AA	11,175,730
9,285	5.000%, 5/15/25	5/22 at 100.00	AA	10,301,707

	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2000A:
110	0.000%, 6/01/22 – AGM Insured	No Opt. Call	AA	100,278
1,055	0.000%, 6/01/23 – AGM Insured	No Opt. Call	AA	932,915

5,400	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2014A, 5.000%, 9/01/34	9/24 at 100.00	A–	6,028,938

Nuveen Intermediate Duration Municipal Bond Fund (continued)

Portfolio of Investments    June 30, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	New York (continued)

	Long Island Power Authority, New York, Electric System Revenue Bonds, Refunding Series 2009A:
$200	5.000%, 4/01/19 (ETM)	No Opt. Call	A– (4)	$205,324
90	5.250%, 4/01/20 (Pre-refunded 4/01/19)	4/19 at 100.00	N/R (4)	92,528
135	5.250%, 4/01/20 (Pre-refunded 4/01/19)	4/19 at 100.00	A– (4)	138,843
545	5.250%, 4/01/21 (Pre-refunded 4/01/19)	4/19 at 100.00	A– (4)	560,516
1,745	5.500%, 4/01/22 (Pre-refunded 4/01/19)	4/19 at 100.00	A– (4)	1,797,891
260	5.000%, 4/01/23 (Pre-refunded 4/01/19)	4/19 at 100.00	A– (4)	266,921
415	6.250%, 4/01/33 (Pre-refunded 4/01/19)	4/19 at 100.00	A– (4)	429,874

1,235	Long Island Power Authority, New York, Electric System Revenue Bonds, Series 2012B, 5.000%, 9/01/26	9/22 at 100.00	A–	1,367,083

	Nassau County Local Economic Assistance Corporation, New York, Revenue Bonds, Catholic Health Services of Long Island Obligated Group Project, Series 2014B:
655	5.000%, 7/01/30	7/24 at 100.00	A–	722,229
2,455	5.000%, 7/01/32	7/24 at 100.00	A–	2,692,889

	Nassau County Local Economic Assistance Corporation, New York, Revenue Bonds, Catholic Health Services of Long Island Obligated Group Project, Series 2014:
1,500	5.000%, 7/01/28	7/24 at 100.00	A–	1,666,950
1,000	5.000%, 7/01/29	7/24 at 100.00	A–	1,106,090

10,000	New York City, New York, General Obligation Bonds, Fiscal 2003 Series C-A. RMKT, 5.000%, 8/01/19	No Opt. Call	AA	10,371,600

20,000	New York City, New York, General Obligation Bonds, Fiscal 2015 Series A, 5.000%, 8/01/20	No Opt. Call	AA	21,358,400

6,995	New York City, New York, General Obligation Bonds, Fiscal 2018 Series A, 5.000%, 8/01/19	No Opt. Call	AA	7,254,934

11,170	New York State Thruway Authority, General Revenue Junior Indebtedness Obligations, Series 2013A, 5.000%, 5/01/19	No Opt. Call	A–	11,490,244

	New York Transportation Development Corporation, New York, Special Facility Revenue Bonds, Delta Air Lines, Inc. – LaGuardia Airport Terminals C&D Redevelopment Project, Series 2018:
2,000	5.000%, 1/01/34 (Alternative Minimum Tax)	1/28 at 100.00	Baa3	2,245,720
13,335	4.000%, 1/01/36 (Alternative Minimum Tax)	1/28 at 100.00	Baa3	13,577,830

	New York Transportation Development Corporation, New York, Special Facility Revenue Refunding Bonds, Terminal One Group Association, L.P. Project, Series 2015:
2,005	5.000%, 1/01/22 (Alternative Minimum Tax)	No Opt. Call	A–	2,174,523
2,065	5.000%, 1/01/23 (Alternative Minimum Tax)	No Opt. Call	A–	2,273,028

	New York Transportation Development Corporation, Special Facilities Bonds, LaGuardia Airport Terminal B Redevelopment Project, Series 2016A:
1,440	5.000%, 7/01/30 (Alternative Minimum Tax)	7/24 at 100.00	BBB	1,585,310
2,045	4.000%, 7/01/32 (Alternative Minimum Tax)	7/24 at 100.00	BBB	2,093,180
8,075	4.000%, 7/01/33 (Alternative Minimum Tax)	7/24 at 100.00	BBB	8,243,364
9,565	5.000%, 7/01/34 (Alternative Minimum Tax)	7/24 at 100.00	BBB	10,431,972
24,710	5.000%, 7/01/41 (Alternative Minimum Tax)	7/24 at 100.00	BBB	26,754,258
27,585	5.000%, 7/01/46 (Alternative Minimum Tax)	7/24 at 100.00	BBB	29,789,593

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	New York (continued)

$1,000	Onondaga Civic Development Corporation, New York, Revenue Bonds, Saint Joseph’s Hospital Health Center Project, Series 2014A, 5.125%, 7/01/31 (Pre-refunded 7/01/19)	7/19 at 100.00	N/R (4)	$1,035,650

10,025	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Seventy Ninth Series 2013, 5.000%, 12/01/25	12/23 at 100.00	AA–	11,476,921

795	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air Terminal LLC Project, Eighth Series 2010, 6.000%, 12/01/42	12/20 at 100.00	Baa1	871,447

	Suffolk County Economic Development Corporation, New York, Revenue Bonds, Catholic Health Services of Long Island Obligated Group Project, Series 2014:
2,435	5.000%, 7/01/28	7/24 at 100.00	A–	2,706,015
2,695	5.000%, 7/01/29	7/24 at 100.00	A–	2,980,913
4,200	5.000%, 7/01/30	7/24 at 100.00	A–	4,631,088
2,100	5.000%, 7/01/31	7/24 at 100.00	A–	2,309,496
1,335	5.000%, 7/01/32	7/24 at 100.00	A–	1,464,362
3,080	5.000%, 7/01/33	7/24 at 100.00	A–	3,366,163
227,935	Total New York			245,060,967

	North Carolina – 0.7%

610	North Carolina Capital Facilities Finance Agency, Revenue Bonds, The Methodist University, Series 2012, 3.750%, 3/01/24	3/22 at 100.00	BBB	635,419

2,055	North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds, Series 2009A, 5.500%, 1/01/26 (Pre-refunded 1/01/19)	1/19 at 100.00	AAA	2,095,751

	North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds, Series 2012B:
5,020	5.000%, 1/01/20 (ETM)	No Opt. Call	N/R (4)	5,271,050
10,040	5.000%, 1/01/21 (ETM)	No Opt. Call	N/R (4)	10,833,060

	North Carolina Municipal Power Agency 1, Catawba Electric Revenue Bonds, Refunding Series 2009A:
3,570	5.000%, 1/01/26 (Pre-refunded 1/01/19)	1/19 at 100.00	AAA	3,632,939
1,430	5.000%, 1/01/26	1/19 at 100.00	A	1,453,352

11,600	North Carolina Municipal Power Agency 1, Catawba Electric Revenue Bonds, Series 2015C, 5.000%, 1/01/29	1/26 at 100.00	A	13,331,416

200	University of North Carolina, Greensboro, General Revenue Bonds, Series 2014, 4.000%, 4/01/19	No Opt. Call	Aa3	203,700
34,525	Total North Carolina			37,456,687

	North Dakota – 0.7%

	Burleigh County, North Dakota, Health Care Revenue Bonds, Saint Alexius Medical Center Project, Series 2014A:
120	5.000%, 7/01/23 (Pre-refunded 7/01/21)	7/21 at 100.00	N/R (4)	130,559
1,240	5.000%, 7/01/26 (Pre-refunded 7/01/21)	7/21 at 100.00	N/R (4)	1,349,108
2,835	5.000%, 7/01/27 (Pre-refunded 7/01/21)	7/21 at 100.00	N/R (4)	3,084,452
1,485	5.000%, 7/01/28 (Pre-refunded 7/01/21)	7/21 at 100.00	N/R (4)	1,615,665
1,000	5.000%, 7/01/31 (Pre-refunded 7/01/21)	7/21 at 100.00	N/R (4)	1,087,990
2,955	5.000%, 7/01/35 (Pre-refunded 7/01/21)	7/21 at 100.00	N/R (4)	3,215,010

2,755	Fargo, North Dakota, Health System Revenue Bonds, Sanford Health, Refunding Series 2011, 6.250%, 11/01/31	11/21 at 100.00	A+	3,136,733

Nuveen Intermediate Duration Municipal Bond Fund (continued)

Portfolio of Investments    June 30, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	North Dakota (continued)

$495	North Dakota Board of Higher Education, Housing and Auxiliary Facilities Revenue Bonds, North Dakota State University, Series 2017A, 3.250%, 4/01/35	4/27 at 100.00	AA–	$479,403

	North Dakota Board of Higher Education, Housing and Auxiliary Facilities Revenue Bonds, North Dakota State University, Series 2017B:
1,010	3.125%, 4/01/34	4/27 at 100.00	AA–	970,347
1,280	3.250%, 4/01/35	4/27 at 100.00	AA–	1,239,667

	Ward County Health Care, North Dakota, Revenue Bonds, Trinity Obligated Group, Series 2017C:
1,815	5.000%, 6/01/28	No Opt. Call	BBB–	2,060,824
3,000	5.000%, 6/01/29	6/28 at 100.00	BBB–	3,384,750
1,245	5.000%, 6/01/31	6/28 at 100.00	BBB–	1,396,902
3,480	5.000%, 6/01/34	6/28 at 100.00	BBB–	3,861,547
12,380	5.000%, 6/01/38	6/28 at 100.00	BBB–	13,650,807
37,095	Total North Dakota			40,663,764

	Ohio – 4.4%

1,900	Allen County, Ohio, Hospital Facilities Revenue Bonds, Catholic Health Partners, Refunding and Improvement Series 2012A, 5.000%, 5/01/33	5/22 at 100.00	AA–	2,059,999

	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Senior Lien, Series 2007A-2:
3,255	5.375%, 6/01/24	9/18 at 100.00	B–	3,255,033
59,315	5.125%, 6/01/24	9/18 at 100.00	B–	59,264,582
11,965	5.875%, 6/01/30	9/18 at 100.00	B–	12,024,825
18,390	5.750%, 6/01/34	9/18 at 100.00	B–	18,412,987

5,450	Cincinnati, Ohio, General Obligation Bonds, Various Purpose, Refunding & Improvement Series 2016A, 4.000%, 12/01/19	No Opt. Call	AA	5,632,521

	Cleveland, Ohio, Airport System Revenue Bonds, Refunding Series 2016A:
1,250	5.000%, 1/01/25 – AGM Insured	No Opt. Call	AA	1,421,800
1,525	5.000%, 1/01/28 – AGM Insured	1/25 at 100.00	AA	1,705,667
2,230	5.000%, 1/01/29 – AGM Insured	1/25 at 100.00	AA	2,483,060
2,000	5.000%, 1/01/30 – AGM Insured	1/25 at 100.00	AA	2,219,500
1,800	5.000%, 1/01/31 – AGM Insured	1/25 at 100.00	AA	1,994,202

3,240	Cleveland, Ohio, Airport System Revenue Bonds, Series 2009C, 5.000%, 1/01/21 – AGM Insured	1/19 at 100.00	AA	3,291,127

	Cleveland, Ohio, General Obligation Bonds, Series 2011:
1,700	5.000%, 12/01/22 (Pre-refunded 12/01/19)	12/19 at 100.00	AA+ (4)	1,780,801
1,780	5.000%, 12/01/23 (Pre-refunded 12/01/19)	12/19 at 100.00	AA+ (4)	1,864,603

	Lake County, Ohio, Hospital Facilities Revenue Bonds, Lake Hospital System, Inc., Refunding Series 2008C:
470	5.500%, 8/15/24	8/18 at 100.00	A–	472,176
2,435	5.500%, 8/15/24 (Pre-refunded 8/15/18)	8/18 at 100.00	N/R (4)	2,446,493

7,450	Muskingum County, Ohio, Hospital Facilities Revenue Bonds, Genesis HealthCare System Obligated Group Project, Series 2013, 5.000%, 2/15/27	2/23 at 100.00	BB+	7,932,089

	New Albany Community Authority, Ohio, Community Facilities Revenue Refunding Bonds, Series 2012C:
775	4.000%, 10/01/18	No Opt. Call	Aa3	779,976
870	4.000%, 10/01/19	No Opt. Call	Aa3	895,935
1,150	4.000%, 10/01/20	No Opt. Call	Aa3	1,203,314
1,205	5.000%, 10/01/21	No Opt. Call	Aa3	1,316,390
965	5.000%, 10/01/22	No Opt. Call	Aa3	1,074,721

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Ohio (continued)

$2,820	Ohio Air Quality Development Authority, Ohio, Air Quality Development Revenue Bonds, FirstEnergy Generation Corporation Project, Series 2009A, 5.700%, 8/01/20 (7)	No Opt. Call	N/R	$1,410,000

1,375	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Corporation Project, Refunding Series 2009B, 3.100%, 3/01/23 (Mandatory put 3/01/19) (7)	No Opt. Call	N/R	687,500

11,630	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Corporation Project, Refunding Series 2009C, 5.625%, 6/01/19 (7)	No Opt. Call	N/R	11,135,725

30,230	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Project, Refunding Series 2006A, 3.750%, 12/01/23 (Mandatory put 12/03/18) (7)	No Opt. Call	N/R	15,115,000

915	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Corporation Project, Refunding Series 2010A, 0.000%, 7/01/33 (7)	No Opt. Call	N/R	457,500

3,610	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2006B, 3.625%, 12/01/33 (Mandatory put 6/01/20) (7)	No Opt. Call	N/R	1,805,000

250	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2008C, 3.950%, 11/01/32 (Mandatory put 5/01/20) (Alternative Minimum Tax) (7)	No Opt. Call	N/R	125,000

1,000	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2009A, 4.375%, 6/01/33 (Mandatory put 6/01/22) (7)	No Opt. Call	N/R	957,500

735	Ohio Air Quality Development Authority, Ohio, Revenue Bonds, Pratt Paper Ohio, LLC Project, Series 2017, 3.750%, 1/15/28, 144A (Alternative Minimum Tax)	No Opt. Call	N/R	747,392

7,500	Ohio State, General Obligation Bonds, Highway Capital Improvement Series 2012Q, 5.000%, 5/01/21	No Opt. Call	AAA	8,152,125

7,000	Ohio State, General Obligation Bonds, Refunding Common Schools Series 2011B, 4.000%, 9/15/21	No Opt. Call	AA+	7,458,640

24,230	Ohio State, General Obligation Bonds, Refunding Common Schools Series 2014A, 5.000%, 9/15/19	No Opt. Call	AA+	25,222,461

8,160	Ohio State, General Obligation Bonds, Refunding Higher Education Series 2012C, 5.000%, 8/01/21	No Opt. Call	AA+	8,920,349

5,170	Ohio State, Hospital Revenue Bonds, University Hospitals Health System, Inc., Refunding Series 2016A, 5.000%, 1/15/41	1/26 at 100.00	A	5,629,561

8,500	Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2005B, 4.000%, 1/01/34 (Mandatory put 7/01/21) (7)	No Opt. Call	N/R	4,250,000

3,855	Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2006A, 3.000%, 5/15/19 (7)	No Opt. Call	N/R	1,927,500

2,355	Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2006B, 4.000%, 12/01/33 (Mandatory put 6/03/19) (7)	No Opt. Call	N/R	1,177,500

Nuveen Intermediate Duration Municipal Bond Fund (continued)

Portfolio of Investments    June 30, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Ohio (continued)

$8,645	Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2010A, 3.750%, 7/01/33 (Mandatory put 7/01/20) (7)	No Opt. Call	N/R	$4,322,500

2,025	Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2010C, 4.000%, 6/01/33 (Mandatory put 6/03/19) (7)	No Opt. Call	N/R	1,012,500

12,010	Ohio Water Development Authority, Water Pollution Control Loan Fund Revenue Bonds, Series 2014, 5.000%, 6/01/21	No Opt. Call	AAA	13,095,104

500	Richland County, Ohio, General Obligation Bonds, Correctional Facilities Improvement Refunding Series 2008, 5.875%, 12/01/24 (Pre-refunded 12/01/18) – AGC Insured	12/18 at 100.00	A2 (4)	509,025

2,715	Tuscarawas County Economic Development and Finance Alliance, Ohio, Higher Education Facilities Revenue Bonds, Ashland University, Refunding & Improvement Series 2015, 5.375%, 3/01/27	3/25 at 100.00	N/R	2,775,273
276,350	Total Ohio			250,424,956

	Oklahoma – 1.9%

	Canadian County Educational Facilities Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Mustang Public Schools Project, Series 2012:
2,290	4.500%, 9/01/21	No Opt. Call	AA–	2,454,285
1,415	4.000%, 9/01/23	9/21 at 100.00	AA–	1,485,255

	Cleveland County Educational Facilities Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Moore Public Schools Project, Series 2016:
2,940	5.000%, 6/01/21	No Opt. Call	A+	3,185,578
7,545	5.000%, 6/01/22	No Opt. Call	A+	8,341,375
3,080	5.000%, 6/01/23	No Opt. Call	A+	3,467,094

	Comanche County Educational Facilities Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Elgin Public Schools Project, Series 2017A:
1,470	5.000%, 12/01/28	12/27 at 100.00	A	1,718,665
1,410	5.000%, 12/01/31	12/27 at 100.00	A	1,627,196

	Garfield County Educational Facilities Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Enid Public Schools Project, Series 2016A:
3,165	5.000%, 9/01/30	9/26 at 100.00	A	3,598,004
3,145	5.000%, 9/01/31	9/26 at 100.00	A	3,572,814

	Lincoln County Educational Facilities Authority, Oklahoma, Lease Revenue Bonds, Stroud Public Schools Project, Series 2016:
1,000	5.000%, 9/01/20	No Opt. Call	A	1,058,530
2,115	5.000%, 9/01/22	No Opt. Call	A	2,320,895
1,000	5.000%, 9/01/23	No Opt. Call	A	1,114,670
1,870	5.000%, 9/01/24	No Opt. Call	A	2,103,507
2,490	5.000%, 9/01/26	No Opt. Call	A	2,836,434

	McClain County Economic Development Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Purcell Public Schools Project, Series 2018:
1,280	5.000%, 9/01/30	9/28 at 100.00	A	1,478,464
1,565	5.000%, 9/01/34	9/28 at 100.00	A	1,788,670

	Oklahoma Development Finance Authority, Health System Revenue Bonds, OU Medicine Project, Series 2018B:
6,045	5.000%, 8/15/33	8/28 at 100.00	Baa3	6,789,744
16,490	5.000%, 8/15/38	8/28 at 100.00	Baa3	18,387,999

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Oklahoma (continued)

	Pontotoc County Educational Facilities Authority, Oklahoma, Facilities Lease Revenue Bonds, Ada Public Schools Project, Series 2014:
$750	5.000%, 9/01/22	No Opt. Call	A–	$819,908
500	3.000%, 9/01/23	No Opt. Call	A–	506,445
600	5.000%, 9/01/24	No Opt. Call	A–	672,756
1,505	5.000%, 9/01/25	No Opt. Call	A–	1,701,764

	Tulsa Airports Improvement Trust, Oklahoma, General Airport Revenue Bonds, Series 2013A:
3,210	5.625%, 6/01/38 – BAM Insured (Alternative Minimum Tax)	6/23 at 100.00	AA	3,579,599
3,090	5.625%, 6/01/43 – BAM Insured (Alternative Minimum Tax)	6/23 at 100.00	AA	3,445,783

	Tulsa County Industrial Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Broken Arrow Public Schools Project, Series 2016:
3,350	5.000%, 9/01/25	9/23 at 100.00	AA–	3,770,325
10,675	5.000%, 9/01/26	9/23 at 100.00	AA–	11,981,300

	Tulsa County Industrial Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Jenks Public Schools Project, Series 2015:
6,150	5.000%, 9/01/25	No Opt. Call	AA–	7,147,776
7,845	5.000%, 9/01/26	9/25 at 100.00	AA–	9,045,599
97,990	Total Oklahoma			110,000,434

	Oregon – 0.5%

2,500	Beaverton School District 48J, Washington and Multnomah Counties, Oregon, General Obligation Bonds, Convertible Deferred Interest Series 2017D, 0.000%, 6/15/36	6/27 at 100.00	AA+	2,904,775

1,190	Clackamas Community College District, Oregon, General Obligation Bonds, Deferred Interest Series 2017A, 0.000%, 6/15/40 (6)	6/27 at 100.00	Aa1	1,235,161

4,145	Clackamas Community College District, Oregon, General Obligation Bonds, Series 2007, 5.000%, 6/15/20 – FGIC Insured	No Opt. Call	Aa1	4,408,705

4,000	Oregon State Department of Transportation, Highway User Tax Revenue Bonds, Senior Lien Series 2009A, 5.000%, 11/15/22 (Pre-refunded 5/15/19)	5/19 at 100.00	AAA	4,121,080

11,120	Oregon State Department of Transportation, Highway User Tax Revenue Bonds, Senior Lien Series 2013A, 5.000%, 11/15/38	11/23 at 100.00	AAA	12,507,776

	Salem Hospital Facility Authority, Oregon, Revenue Bonds, Salem Hospital Project, Refunding Series 2016A:
3,425	5.000%, 5/15/32	5/26 at 100.00	A+	3,886,313
1,925	5.000%, 5/15/33	5/26 at 100.00	A+	2,174,230
28,305	Total Oregon			31,238,040

	Pennsylvania – 5.4%

1,000	Allegheny County, Pennsylvania, General Obligation Bonds, Series C69-C70 of 2012, 5.000%, 12/01/25	12/22 at 100.00	AA–	1,114,400

1,525	Allentown Neighborhood Improvement Zone Development Authority, Pennsylvania, Tax Revenue Bonds, City Center Project, Series 2018, 5.000%, 5/01/28, 144A	No Opt. Call	Ba1	1,709,723

1,200	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generation Project, Series 2006A, 3.500%, 4/01/41 (Mandatory put 6/01/20) (7)	No Opt. Call	N/R	600,000

4,095	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generation Project, Series 2006B, 3.500%, 12/01/35 (Mandatory put 6/01/20) (7)	No Opt. Call	N/R	2,047,500

Nuveen Intermediate Duration Municipal Bond Fund (continued)

Portfolio of Investments    June 30, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Pennsylvania (continued)

$7,770	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generation Project, Series 2008A, 2.700%, 4/01/35 (7)	No Opt. Call	N/R	$3,885,000

1,315	Bethel Park School District, Allegheny County, Pennsylvania, General Obligation Bonds, Series 2009, 4.125%, 8/01/20 (Pre-refunded 8/01/19)	8/19 at 100.00	Aa2 (4)	1,350,899

1,000	Capital Region Water, Pennsylvania, Water Revenue Bonds, Series 2018, 5.000%, 7/15/27	No Opt. Call	A+	1,164,960

32,885	Commonwealth Financing Authority, Pennsylvania, State Appropriation Lease Bonds, Master Settlement, Series 2018, 4.000%, 6/01/39 – AGM Insured	6/28 at 100.00	AA	33,559,471

	Delaware County Authority, Pennsylvania, Revenue Bonds, Neumann College, Series 2008:
535	5.250%, 10/01/20 (Pre-refunded 10/01/18)	10/18 at 100.00	BBB (4)	539,885
565	5.375%, 10/01/21 (Pre-refunded 10/01/18)	10/18 at 100.00	BBB (4)	570,334

	Delaware County Authority, Pennsylvania, Revenue Bonds, Neumann University, Series 2010:
1,000	5.000%, 10/01/21	10/20 at 100.00	BBB	1,055,770
1,050	5.000%, 10/01/25	10/20 at 100.00	BBB	1,114,008

	Indiana County Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Indiana Regional Medical Center, Series 2014A:
200	4.000%, 6/01/19	No Opt. Call	Ba1	201,816
410	5.000%, 6/01/22	No Opt. Call	Ba1	434,748
790	5.000%, 6/01/24	6/23 at 100.00	Ba1	838,988
520	5.000%, 6/01/25	6/23 at 100.00	Ba1	546,983
370	5.125%, 6/01/26	6/23 at 100.00	Ba1	389,899
460	5.375%, 6/01/28	6/23 at 100.00	Ba1	486,671

12,575	Lehigh County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Bonds, Pennsylvania Power and Light Company, Series 2016A, 1.800%, 9/01/29 (Mandatory put 9/01/22)	No Opt. Call	A1	12,307,153

10,520	Lehigh County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Bonds, Pennsylvania Power and Light Company, Series 2016B, 1.800%, 2/15/27 (Mandatory put 8/15/22)	No Opt. Call	A1	10,338,846

3,140	Luzerne County Industrial Development Authority, Pennsylvania, Guaranteed Lease Revenue Bonds, Series 2009, 7.750%, 12/15/27 (Pre-refunded 12/15/19)	12/19 at 100.00	N/R (4)	3,409,475

5,900	Montgomery County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Bonds, PECO Energy Company Project, Refunding Series 1996A, 2.600%, 3/01/34 (Mandatory put 9/01/20)	No Opt. Call	BBB	5,902,360

4,055	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, Shippingport Project, First Energy Guarantor, Series 2005A, 3.750%, 12/01/40 (Mandatory put 7/01/20) (7)	No Opt. Call	N/R	2,027,500

3,455	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, Shippingport Project, First Energy Guarantor, Series 2006A, 2.550%, 11/01/41 (Mandatory put 12/03/18) (7)	No Opt. Call	N/R	1,727,500

2,820	Pennsylvania Economic Development Financing Authority, Health System Revenue Bonds , Albert Einstein Healthcare, Series 2009A, 6.250%, 10/15/23 (Pre-refunded 10/15/19)	10/19 at 100.00	N/R (4)	2,948,987

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Pennsylvania (continued)

	Pennsylvania Economic Development Financing Authority, Parking System Revenue Bonds, Capitol Region Parking System, Junior Guaranteed Series 2013B:
$1,975	5.500%, 1/01/25	1/24 at 100.00	AA	$2,265,404
2,265	5.500%, 1/01/26	1/24 at 100.00	AA	2,575,667
2,260	5.500%, 1/01/27	1/24 at 100.00	AA	2,560,151

	Pennsylvania Economic Development Financing Authority, Parking System Revenue Bonds, Capitol Region Parking System, Junior Insured Series 2013C:
500	5.500%, 1/01/25 – AGM Insured	1/24 at 100.00	AA	573,520
1,095	5.500%, 1/01/26 – AGM Insured	1/24 at 100.00	AA	1,245,190
2,505	5.500%, 1/01/28 – AGM Insured	1/24 at 100.00	AA	2,829,523
2,050	5.500%, 1/01/29 – AGM Insured	1/24 at 100.00	AA	2,308,935
1,255	5.500%, 1/01/31 – AGM Insured	1/24 at 100.00	AA	1,408,788

10,500	Pennsylvania Economic Development Financing Authority, Solid Waste Disposal Revenue Bonds, Waste Management Inc., Project, Series 2017A, 1.700%, 8/01/37 (Mandatory put 8/03/20) (Alternative Minimum Tax)	No Opt. Call	A–	10,330,425

	Pennsylvania Economic Development Financing Authority, Unemployment Compensation Revenue Bonds, Series 2012B:
2,275	5.000%, 1/01/21	1/19 at 100.00	Aaa	2,313,175
1,710	5.000%, 7/01/21	9/18 at 100.00	Aaa	1,725,612

19,830	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2016-120, 3.100%, 10/01/36	10/25 at 100.00	AA+	18,869,435

	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2016-121:
6,770	2.800%, 10/01/31	10/25 at 100.00	AA+	6,451,065
11,185	3.100%, 10/01/36	10/25 at 100.00	AA+	10,599,577

15,865	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2017-125A, 3.700%, 10/01/37 (Alternative Minimum Tax)	4/27 at 100.00	AA+	15,627,818

2,000	Pennsylvania Turnpike Commission, Motor License Fund-Enhanced Turnpike Subordinate Special Revenue Bonds, Series 2014A, 0.000%, 12/01/34 (6)	No Opt. Call	AA–	1,856,160

16,080	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Capital Appreciation Series 2009E, 6.375%, 12/01/38	12/27 at 100.00	A	19,948,687

	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Refunding Subordinate Second Series 2016B-2:
5,905	5.000%, 6/01/25	No Opt. Call	A3	6,767,898
2,830	5.000%, 6/01/29	6/26 at 100.00	A3	3,191,900
22,145	5.000%, 6/01/35	6/26 at 100.00	A3	24,470,889

3,170	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Refunding Subordinate Second Series 2017, 5.000%, 12/01/31	12/27 at 100.00	A3	3,578,201

	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Refunding Subordinate Third Series 2017:
3,135	5.000%, 12/01/31	12/27 at 100.00	A3	3,538,694
2,250	5.000%, 12/01/32	12/27 at 100.00	A3	2,533,950
2,000	4.000%, 12/01/36	12/27 at 100.00	A3	2,032,940

12,005	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2015A-1, 5.000%, 12/01/24	No Opt. Call	A+	13,887,864

1,000	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2016A-1, 5.000%, 12/01/28	6/26 at 100.00	A1	1,149,000

Nuveen Intermediate Duration Municipal Bond Fund (continued)

Portfolio of Investments    June 30, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Pennsylvania (continued)

$3,000	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2017A-1, 5.000%, 12/01/36	12/27 at 100.00	A1	$3,409,620

2,500	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Subordinate Refunding Second Series 2017, 5.000%, 12/01/29	12/27 at 100.00	A3	2,839,175

7,445	Philadelphia Authority For Industrial Development, Pennsylvania, Revenue Bonds, Cultural and Commercial Corridors Program, Refunding Series 2016A, 5.000%, 12/01/29	12/25 at 100.00	A	8,375,029

3,015	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, Ninth Series, 2010, 5.000%, 8/01/30 (Pre-refunded 8/01/20)	8/20 at 100.00	A (4)	3,209,588

	Philadelphia, Pennsylvania, Airport Revenue Bonds, Refunding Series 2017B:
1,525	5.000%, 7/01/19 (Alternative Minimum Tax)	No Opt. Call	A	1,575,645
3,100	5.000%, 7/01/20 (Alternative Minimum Tax)	No Opt. Call	A	3,291,611
1,250	5.000%, 7/01/21 (Alternative Minimum Tax)	No Opt. Call	A	1,357,713

2,650	Quakertown General Authority Health Facilities, Pennsylvania, Revenue USDA Loan Anticipation Notes and Revenue Bonds for LifeQuest Obligated Group, Series 2017A, 3.125%, 7/01/21	7/19 at 100.00	N/R	2,612,344

11,050	Sayre Healthcare Facility Authority, Pennsylvania, Revenue Bonds, Guthrie Healthcare System, Series 2007, 2.124%, 12/01/24 (3-Month LIBOR* 67% reference rate + 0.78% spread) (8)	9/18 at 100.00	AA–	11,124,477

2,355	Scranton-Lackawanna Health and Welfare Authority, Pennsylvania, University Revenue Bonds, Marywood University, Series 2016, 3.375%, 6/01/26	No Opt. Call	BB+	2,251,333

	Southcentral Pennsylvania General Authority, Revenue Bonds, Hanover Hospital Inc., Series 2013:
1,400	5.000%, 12/01/19	No Opt. Call	A+	1,464,120
730	5.000%, 12/01/20	No Opt. Call	A+	779,859
1,105	5.000%, 12/01/21	No Opt. Call	A+	1,205,356
1,625	5.000%, 12/01/22	No Opt. Call	A+	1,806,561
1,705	5.000%, 12/01/23	6/23 at 100.00	A+	1,910,862
1,795	5.000%, 12/01/24	6/23 at 100.00	A+	2,000,258

	Trinity Area School District, Washington County, Pennsylvania, General Obligation Bonds, Series 2012:
60	4.000%, 11/01/19 – AGM Insured	No Opt. Call	A2	61,643
105	4.000%, 11/01/19 – AGM Insured (ETM)	No Opt. Call	A2 (4)	108,281

5,310	Washington County Industrial Development Authority, Pennsylvania, College Revenue Bonds, AICUP Financing Program-Washington and Jefferson College Project, Series 2017-PP5, 3.375%, 11/01/36	11/27 at 100.00	A–	5,034,039
305,440	Total Pennsylvania			309,330,858

	Rhode Island – 0.4%

4,350	Rhode Island Health and Educational Building Corporation, Revenue Bonds, Care New England Health System, Series 2013A, 5.500%, 9/01/28 (Pre-refunded 9/01/23)	9/23 at 100.00	BB– (4)	5,065,096

136,145	Rhode Island Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed Bonds, Series 2007A, 0.000%, 6/01/52	9/18 at 100.00	CCC+	17,170,607
140,495	Total Rhode Island			22,235,703

	South Carolina – 0.9%

5,770	Greenville Hospital System Board of Trustees, South Carolina, Hospital Revenue Bonds, Series 2014B, 5.000%, 5/01/34	5/24 at 100.00	AA–	6,369,618

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	South Carolina (continued)

	South Carolina Jobs-Economic Development Authority, Hospital Revenue Bonds, Bon Secours Health System Obligated Group, Series 2012:
$1,850	5.000%, 11/01/20	No Opt. Call	A	$1,980,370
7,500	5.000%, 11/01/27	11/22 at 100.00	A	8,306,550
1,275	5.000%, 11/01/29	11/22 at 100.00	A	1,411,004

	South Carolina Jobs-Economic Development Authority, Economic Development Revenue Bonds, FMU Student Housing LLC – Francis Marion University Project, Series 2014A:
1,910	5.000%, 8/01/27	8/24 at 100.00	Baa3	2,039,708
3,925	5.000%, 8/01/32	8/24 at 100.00	Baa3	4,147,822

1,000	South Carolina Jobs-Economic Development Authority, Hospital Revenue Bonds, Palmetto Health, Refunding & Improvement Series 2009, 5.000%, 8/01/18 (ETM)	No Opt. Call	N/R (4)	1,002,800

	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Refunding & Improvement Series 2015A:
3,015	5.000%, 12/01/31	6/25 at 100.00	A+	3,298,139
8,280	5.000%, 12/01/50	6/25 at 100.00	A+	8,857,861

	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Refunding Series 2016A:
7,000	5.000%, 12/01/29	6/26 at 100.00	A+	7,755,580
3,835	5.000%, 12/01/31	6/26 at 100.00	A+	4,240,590

1,265	Spartanburg Regional Health Services District, Inc., South Carolina, Hospital Revenue Refunding Bonds, Series 2012A, 5.000%, 4/15/32	4/22 at 100.00	A	1,379,394
46,625	Total South Carolina			50,789,436

	South Dakota – 0.1%

	South Dakota Building Authority, Revenue Bonds, Series 2013B:
525	5.000%, 6/01/22	No Opt. Call	AA+	584,378
1,000	5.000%, 6/01/24	6/23 at 100.00	AA+	1,132,640

2,410	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Regional Health, Refunding Series 2017, 5.000%, 9/01/31	9/27 at 100.00	A1	2,776,802

1,000	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Sanford Health, Series 2009, 5.000%, 11/01/24	11/19 at 100.00	A+	1,041,370

1,500	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Vocational Education Program, Series 2008, 5.125%, 8/01/28 (Pre-refunded 8/01/18) – AGC Insured	8/18 at 100.00	AA+ (4)	1,504,395
6,435	Total South Dakota			7,039,585

	Tennessee – 1.7%

2,265	Chattanooga Health, Educational and Housing Facility Board, Tennessee, Revenue Bonds, Catholic Health Initiatives, Series 2008D, 6.125%, 10/01/28	10/18 at 100.00	BBB+	2,287,446

2,265	Chattanooga-Hamilton County Hospital Authority, Tennessee, Hospital Revenue Bonds, Erlanger Health System, Refunding Series 2014A, 5.000%, 10/01/28	10/24 at 100.00	BBB+	2,491,296

3,460	Claiborne County, Tennessee, Industrial Development Board, Revenue Refunding Bonds, Lincoln Memorial University Project, Series 2009, 6.125%, 10/01/29	10/19 at 100.00	N/R	3,595,217

985	Jackson, Tennessee, Hospital Revenue Bonds, Jackson-Madison County General Hospital Project, Refunding & Improvement Series 2008, 5.250%, 4/01/23	9/18 at 100.00	A+	987,866

Nuveen Intermediate Duration Municipal Bond Fund (continued)

Portfolio of Investments    June 30, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Tennessee (continued)

	Knox County Health, Educational and Housing Facilities Board, Tennessee, Revenue Bonds, University Health System, Inc., Series 2017:
$3,250	5.000%, 4/01/29	4/27 at 100.00	BBB	$3,624,725
2,500	5.000%, 4/01/30	4/27 at 100.00	BBB	2,776,275
2,725	5.000%, 4/01/31	4/27 at 100.00	BBB	3,013,169

	Knox County Health, Educational and Housing Facility Board, Tennessee, Hospital Revenue Bonds, Covenant Health, Refunding Series 2012A:
1,400	4.000%, 1/01/22	No Opt. Call	A	1,482,866
3,180	5.000%, 1/01/23	No Opt. Call	A	3,537,432
1,300	4.000%, 1/01/23	No Opt. Call	A	1,390,987
1,995	5.000%, 1/01/24	1/23 at 100.00	A	2,218,340

	Memphis and Shelby County Port Commission, Tennessee, Port Development Revenue Bonds, Series 2011:
1,480	5.250%, 4/01/23	4/21 at 100.00	AA	1,604,468
1,560	5.250%, 4/01/24	4/21 at 100.00	AA	1,689,901
1,240	5.250%, 4/01/25	4/21 at 100.00	AA	1,343,255

4,430	Memphis-Shelby County Sports Authority, Tennessee, Revenue Bonds, Memphis Arena, Refunding Series 2009A, 5.125%, 11/01/24	11/19 at 100.00	AA	4,623,502

	Memphis-Shelby County Sports Authority, Tennessee, Revenue Bonds, Memphis Arena, Refunding Series 2009B:
1,000	5.500%, 11/01/20	11/19 at 100.00	AA	1,049,930
1,860	5.250%, 11/01/25	11/19 at 100.00	AA	1,945,021

8,255	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Revenue Bonds, Vanderbilt University Medical Center, Series 2016A, 5.000%, 7/01/35	7/26 at 100.00	A3	9,246,343

1,460	Tennessee Housing Development Agency, Residential Finance Program Bonds, Series 2015-1C., 3.950%, 7/01/35	1/25 at 100.00	AA+	1,506,443

13,380	The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series 2006A, 5.250%, 9/01/20	No Opt. Call	A	14,274,319

28,985	The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series 2017A, 4.000%, 5/01/48 (Mandatory put 5/01/23)	5/23 at 100.43	A3	30,895,401
88,975	Total Tennessee			95,584,202

	Texas – 5.6%

1,085	Austin Convention Enterprises Inc., Texas, Convention Center Hotel Revenue Bonds, Refunding First Tier Series 2017A, 5.000%, 1/01/30	1/27 at 100.00	BBB+	1,236,553

3,370	Central Texas Regional Mobility Authority, Revenue Bonds, Refunding Senior Lien Series 2013A, 5.000%, 1/01/33	1/23 at 100.00	BBB+	3,657,326

3,445	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien Series 2011, 6.250%, 1/01/46 (Pre-refunded 1/01/21)	1/21 at 100.00	BBB+ (4)	3,803,969

	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien, Series 2015A:
1,945	5.000%, 1/01/32	7/25 at 100.00	BBB+	2,164,143
1,390	5.000%, 1/01/33	7/25 at 100.00	BBB+	1,542,010
1,165	5.000%, 1/01/34	7/25 at 100.00	BBB+	1,287,803

	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien, Series 2016:
2,000	5.000%, 1/01/33	1/26 at 100.00	BBB+	2,226,920
1,650	5.000%, 1/01/35	1/26 at 100.00	BBB+	1,825,659

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Texas (continued)

$1,060	Clifton Higher Education Finance Corporation, Texas, Education Revenue Bonds, Idea Public Schools, Series 2012, 3.750%, 8/15/22	No Opt. Call	BBB+	$1,108,548

	Conroe Independent School District, Montgomery County, Texas, General Obligation Bonds, Refunding School Building Series 2012:
2,800	5.000%, 2/15/26	2/21 at 100.00	AAA	3,022,740
5,200	5.000%, 2/15/26 (Pre-refunded 2/15/21)	2/21 at 100.00	Aaa	5,627,544

	Fort Bend Independent School District, Fort Bend County, Texas, General Obligation Bonds, School Building Series 2009:
455	4.550%, 2/15/25	8/19 at 100.00	AA+	468,304
1,545	4.550%, 2/15/25 (Pre-refunded 8/15/19)	8/19 at 100.00	N/R (4)	1,595,043

7,400	Grand Parkway Transportation Corporation, Texas, System Toll Revenue Bonds, Subordinate Lien Series 2013B, 5.000%, 4/01/53	10/23 at 100.00	AA+	8,109,142

	Hale Center Education Facilities Corporation, Texas, Revenue Bonds, Wayland Baptist University Project, Improvement and Refunding Series 2010:
875	4.000%, 3/01/21	No Opt. Call	A–	912,931
550	4.000%, 3/01/22	3/21 at 100.00	A–	571,676
800	4.000%, 3/01/23	3/21 at 100.00	A–	829,432
440	4.250%, 3/01/25	3/21 at 100.00	A–	460,038

1,825	Harris County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue Bonds, Memorial Hermann Healthcare System, Refunding Series 2013A, 5.000%, 12/01/23	12/22 at 100.00	A+	2,034,601

	Harris County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue Bonds, Memorial Hermann Healthcare System, Series 2014A:
5,215	5.000%, 12/01/26	12/24 at 100.00	A+	5,916,626
4,025	5.000%, 12/01/27	12/24 at 100.00	A+	4,551,349
3,000	5.000%, 12/01/28	12/24 at 100.00	A+	3,382,920
6,115	5.000%, 12/01/29	12/24 at 100.00	A+	6,868,796

5,045	Harris County Flood Control District, Texas, General Obligation Bonds, Refunding Contract Tax Series 2014A, 5.000%, 10/01/25	10/24 at 100.00	Aaa	5,864,812

1,950	Harris County Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, Memorial Hermann Healthcare System, Series 2008B, 7.125%, 12/01/31 (Pre-refunded 12/01/18)	12/18 at 100.00	N/R (4)	1,995,571

4,390	Harris County Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, St. Luke’s Episcopal Hospital, Series 1991A, 6.750%, 2/15/21 (ETM)	9/18 at 100.00	AA+ (4)	4,587,813

	Harris County Metropolitan Transit Authority, Texas, Sales and Use Tax Revenue Bonds, Series 2009A:
5,120	5.000%, 11/01/22 (Pre-refunded 11/01/19)	11/19 at 100.00	AA+ (4)	5,346,970
5,385	5.000%, 11/01/23 (Pre-refunded 11/01/19)	11/19 at 100.00	AA+ (4)	5,623,717
5,660	5.000%, 11/01/24 (Pre-refunded 11/01/19)	11/19 at 100.00	AA+ (4)	5,910,908

2,320	Harris County Metropolitan Transit Authority, Texas, Sales and Use Tax Revenue Bonds, Tender Option Bond Trust 2016-XG0054, 10.643%, 11/01/41, 144A (IF) (5)	11/21 at 100.00	AA+	2,907,610

	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Refunding Second Lien Series 2014C:
285	5.000%, 11/15/22	No Opt. Call	A3	313,922
425	5.000%, 11/15/23	No Opt. Call	A3	475,320

Nuveen Intermediate Duration Municipal Bond Fund (continued)

Portfolio of Investments    June 30, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Texas (continued)

	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Refunding Senior Lien Series 2014A:
$4,795	5.000%, 11/15/24 – AGM Insured	No Opt. Call	AA	$5,508,544
4,510	5.000%, 11/15/25 – AGM Insured	11/24 at 100.00	AA	5,169,678
4,095	5.000%, 11/15/26 – AGM Insured	11/24 at 100.00	AA	4,668,136
12,040	5.000%, 11/15/27 – AGM Insured	11/24 at 100.00	AA	13,657,092

	Harrison County Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, Good Shepherd Health System, Refunding Series 2010:
2,270	5.000%, 7/01/19	No Opt. Call	A	2,340,824
2,380	5.000%, 7/01/20	No Opt. Call	A	2,520,848

	Houston, Texas, Airport System Revenue Bonds, Refunding Subordinate Lien Series 2011B:
1,900	5.000%, 7/01/25	7/21 at 100.00	A+	2,060,246
2,025	5.000%, 7/01/26	7/21 at 100.00	A+	2,195,181

	Houston, Texas, Airport System Revenue Bonds, Refunding Subordinate Lien Series 2012B:
18,675	5.000%, 7/01/31	7/22 at 100.00	A+	20,402,064
5,000	5.000%, 7/01/32	7/22 at 100.00	A+	5,456,450

2,440	Houston, Texas, Airport System Special Facilities Revenue Bonds, United Airlines, Inc. Terminal E Project, Refunding Series 2014, 5.000%, 7/01/29 (Alternative Minimum Tax)	7/24 at 100.00	BB	2,644,594

6,000	Houston, Texas, General Obligation Bonds, Refunding Public Improvement Series 2017A, 5.000%, 3/01/22	No Opt. Call	AA	6,632,220

	Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Convention and Entertainment Project, Series 2001B:
8,000	0.000%, 9/01/22 – AMBAC Insured	No Opt. Call	A2	7,249,920
3,815	0.000%, 9/01/23 – AMBAC Insured	No Opt. Call	A2	3,349,036

2,000	Laredo Community College District, Webb County, Texas, General Obligation Bonds, Series 2014, 5.000%, 8/01/32	8/24 at 100.00	AA–	2,251,440

	Love Field Airport Modernization Corporation, Texas, General Airport Revenue Bonds Series 2015:
1,000	5.000%, 11/01/26 (Alternative Minimum Tax)	11/25 at 100.00	A1	1,137,700
2,025	5.000%, 11/01/27 (Alternative Minimum Tax)	11/25 at 100.00	A1	2,299,549
1,570	5.000%, 11/01/28 (Alternative Minimum Tax)	11/25 at 100.00	A1	1,774,021
2,000	5.000%, 11/01/29 (Alternative Minimum Tax)	11/25 at 100.00	A1	2,251,500
2,000	5.000%, 11/01/30 (Alternative Minimum Tax)	11/25 at 100.00	A1	2,243,120

2,720	Love Field Airport Modernization Corporation, Texas, Special Facilities Revenue Bonds, Southwest Airlines Company, Series 2010, 5.250%, 11/01/40	11/20 at 100.00	A3	2,896,310

	Lower Colorado River Authority, Texas, Transmission Contract Revenue Bonds, LCRA Transmission Services Corporation Project, Refunding Series 2018:
2,135	5.000%, 5/15/21	No Opt. Call	A	2,319,379
1,845	5.000%, 5/15/22	No Opt. Call	A	2,048,467

	McCamey County Hospital District, Texas, General Obligation Bonds, Series 2013:
3,045	5.000%, 12/01/25	No Opt. Call	B1	3,198,651
2,720	5.250%, 12/01/28	12/25 at 100.00	B1	2,835,056

1,310	Mission Economic Development Corporation, Texas, Revenue Bonds, Natgasoline Project, Series 2016B, 5.750%, 10/01/31, 144A (Alternative Minimum Tax)	10/18 at 103.00	BB–	1,355,784

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Texas (continued)

$1,105	New Hope Cultural Educational Finance Corp, Texas, Hospital Revenue Bonds, Children’s Health Systems, Series 2017A, 3.125%, 8/15/31	8/27 at 100.00	Aa2	$1,071,894

	North Central Texas Health Facilities Development Corporation, Texas, Revenue Bonds, Children’s Medical Center Dallas Project, Series 2012:
4,380	5.000%, 8/15/24 (Pre-refunded 8/15/22)	8/22 at 100.00	Aa2 (4)	4,900,388
4,720	5.000%, 8/15/25 (Pre-refunded 8/15/22)	8/22 at 100.00	Aa2 (4)	5,280,783
3,930	5.000%, 8/15/26 (Pre-refunded 8/15/22)	8/22 at 100.00	Aa2 (4)	4,396,923
7,025	5.000%, 8/15/27 (Pre-refunded 8/15/22)	8/22 at 100.00	Aa2 (4)	7,859,640

	North Texas Tollway Authority, Special Projects System Revenue Bonds, Convertible Capital Appreciation Series 2011C:
2,370	0.000%, 9/01/43 (Pre-refunded 9/01/31) (6)	9/31 at 100.00	N/R (4)	2,597,828
9,130	0.000%, 9/01/45 (Pre-refunded 9/01/31) (6)	9/31 at 100.00	N/R (4)	10,949,244

	North Texas Tollway Authority, Special Projects System Revenue Bonds, Current Interest Series 2011D:
8,655	5.250%, 9/01/25 (Pre-refunded 9/01/21)	9/21 at 100.00	N/R (4)	9,517,817
5,040	5.250%, 9/01/26 (Pre-refunded 9/01/21)	9/21 at 100.00	N/R (4)	5,542,438

870	Sunnyvale School District, Texas, General Obligation Bonds, School Building Series 2007, 4.400%, 2/15/20	9/18 at 100.00	AAA	872,001

4,830	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue Bonds, Baylor Health Care System, Series 2011A, 5.000%, 11/15/30	11/21 at 100.00	AA–	5,215,820

1,285	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue Bonds, Hendrick Medical Center, Refunding Series 2013, 5.125%, 9/01/33	9/23 at 100.00	A	1,401,125

50	Teague Independent School District, Freestone County, Texas, Unlimited Tax General Obligation Bonds, School Building Series 2008, 5.000%, 2/15/19	9/18 at 100.00	AAA	50,125

5,000	Texas Municipal Gas Acquisition and Supply Corporation III, Gas Supply Revenue Bonds, Series 2012, 5.000%, 12/15/21	No Opt. Call	A3	5,448,700

4,750	Texas Private Activity Bond Surface Transpiration Corporation, Senior Lien Revenue Bonds, Blueridge Transportation Group, LLC SH 288 Toll Lanes Project, Series 2016, 5.000%, 12/31/40 (Alternative Minimum Tax)	12/25 at 100.00	Baa3	5,167,145

3,250	Texas State, General Obligation Bonds, Transportation Commission Mobility Fund, Refunding Series 2014A, 5.000%, 10/01/22	No Opt. Call	AAA	3,647,573

16,250	Texas Transportation Commission, Central Texas Turnpike System Revenue Bonds, Second Tier Refunding Series 2015C, 5.000%, 8/15/31	8/24 at 100.00	BBB+	17,872,237

	Val Verde County, Texas, Pass-Through Toll Revenue and Limited Tax Bonds, Series 2011:
2,675	3.500%, 8/15/18	No Opt. Call	A	2,680,939
2,900	4.000%, 8/15/19	No Opt. Call	A	2,971,485
3,015	4.000%, 8/15/20	No Opt. Call	A	3,111,390
3,135	4.000%, 8/15/21	No Opt. Call	A	3,262,657

8,830	Williamson County, Texas, General Obligation Bonds, Limited Tax Refunding Series 2012, 5.000%, 2/15/26	2/22 at 100.00	AAA	9,733,397
293,445	Total Texas			320,248,075

	Utah – 0.3%

6,345	Riverton, Utah, Hospital Revenue Bonds, IHC Health Services, Inc., Series 2009, 5.000%, 8/15/41	8/19 at 100.00	AA+	6,577,671

Nuveen Intermediate Duration Municipal Bond Fund (continued)

Portfolio of Investments    June 30, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Utah (continued)

	Utah Associated Municipal Power Systems, Revenue Bonds, Horse Butte Wind Project, Series 2012A:
$3,340	5.000%, 9/01/23 (Pre-refunded 9/01/22)	9/22 at 100.00	A (4)	$3,733,819
2,000	5.000%, 9/01/25 (Pre-refunded 9/01/22)	9/22 at 100.00	A (4)	2,235,820
2,265	5.000%, 9/01/26 (Pre-refunded 9/01/22)	9/22 at 100.00	A (4)	2,532,066
13,950	Total Utah			15,079,376

	Virginia – 1.5%

10,755	Fairfax County, Virginia, General Obligation Bonds, Refunding Public Improvement Series 2016A, 4.000%, 10/01/19	No Opt. Call	AAA	11,079,693

10,000	King George County Industrial Development Authority, Virginia, Solid Waste Disposal Revenue Bonds, King George Landfill, Inc. Project, Variable Rate Demand Series 2003A, 2.250%, 6/01/23 (Alternative Minimum Tax)	No Opt. Call	A–	9,990,900

1,680	Madison County Industrial Development Authority, Virginia, Educational Facilities Revenue Bonds, Woodberry Forest School, Refunding Series 2016A, 3.000%, 10/01/46	10/25 at 100.00	Aa1	1,541,350

1,940	Norfolk Economic Development Authority, Virginia, Hospital Facility Revenue Bonds, Sentara Healthcare Systems, Refunding Series 2018A, 5.000%, 11/01/48 (Mandatory put 11/01/28)	No Opt. Call	AA	2,326,196

750	Roanoke Economic Development Authority, Virginia, Residential Care Facility Mortgage Revenue Refunding Bonds, Virginia Lutheran Homes Brandon Oaks Project, Series 2012, 5.000%, 12/01/32	12/22 at 100.00	N/R	764,820

1,185	Stafford County Economic Development Authority, Virginia, Hospital Facilities Revenue Bonds, Mary Washington Healthcare Obligated Group, Refunding Series 2016, 3.125%, 6/15/31	6/26 at 100.00	A–	1,142,624

710	Virginia College Building Authority, Educational Facilities Revenue Bonds, Marymount University Project, Refunding Series 2015A, 5.000%, 7/01/45, 144A	7/25 at 100.00	BB+	748,496

	Virginia Small Business Financing Authority, Private Activity Revenue Bonds, Transform 66 P3 Project, Senior Lien Series 2017:
2,000	5.000%, 12/31/47 (Alternative Minimum Tax)	6/27 at 100.00	BBB	2,195,720
21,360	5.000%, 12/31/49 (Alternative Minimum Tax)	6/27 at 100.00	BBB	23,416,114
15,090	5.000%, 12/31/52 (Alternative Minimum Tax)	6/27 at 100.00	BBB	16,506,347

6,835	Virginia Small Business Financing Authority, Senior Lien Revenue Bonds, Elizabeth River Crossing, Opco LLC Project, Series 2012, 5.500%, 1/01/42 (Alternative Minimum Tax)	7/22 at 100.00	BBB	7,396,085

8,650	Wise County Industrial Development Authority, Virginia, Solid Waste and Sewage Disposal Revenue Bonds, Virginia Electric and Power Company, Series 2009A, 2.150%, 10/01/40 (Mandatory put 9/01/20)	No Opt. Call	A2	8,651,730
80,955	Total Virginia			85,760,075

	Washington – 1.1%

340	Douglas County Public Utility District 1, Washington, Revenue Bonds, Wells Hydroelectric, Series 1963, 4.000%, 9/01/18 (ETM)	No Opt. Call	AA (4)	341,428

265	King County School District 412 Shoreline, Washington, General Obligation Bonds, Series 2008, 5.750%, 12/01/21 (Pre-refunded 12/01/18)	12/18 at 100.00	AA+ (4)	269,704

2,265	Skagit County Public Hospital District 1, Washington, Revenue Bonds, Skagit Valley Hospital, Refunding & Improvement Series 2016, 5.000%, 12/01/37	12/26 at 100.00	Baa2	2,435,396

6,000	Washington Health Care Facilities Authority, Revenue Bonds, Fred Hutchinson Cancer Research Center, Series 2011A, 5.375%, 1/01/31	1/21 at 100.00	A+	6,390,660

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Washington (continued)

	Washington Health Care Facilities Authority, Revenue Bonds, Fred Hutchinson Cancer Research Center, Series 2015:
$2,730	5.000%, 1/01/26	7/25 at 100.00	A+	$3,120,281
1,270	5.000%, 1/01/27	7/25 at 100.00	A+	1,442,910

	Washington Health Care Facilities Authority, Revenue Bonds, PeaceHealth, Refunding Series 2014A:
1,295	5.000%, 11/15/22	No Opt. Call	A+	1,448,587
2,020	5.000%, 11/15/24	5/24 at 100.00	A+	2,302,194

	Washington Health Care Facilities Authority, Revenue Bonds, Providence Saint Joseph Health, Series 2018B:
4,000	5.000%, 10/01/29	10/28 at 100.00	AA–	4,755,320
4,000	5.000%, 10/01/30	10/28 at 100.00	AA–	4,739,720
2,750	5.000%, 10/01/31	10/28 at 100.00	AA–	3,250,527
3,010	5.000%, 10/01/32	10/28 at 100.00	AA–	3,552,011
2,600	5.000%, 10/01/33	10/28 at 100.00	AA–	3,050,580

	Washington Health Care Facilities Authority, Revenue Bonds, Virginia Mason Medical Center, Series 2017:
5,120	5.000%, 8/15/29	8/27 at 100.00	BBB	5,813,248
1,500	5.000%, 8/15/32	8/27 at 100.00	BBB	1,689,240
7,000	5.000%, 8/15/34	8/27 at 100.00	BBB	7,819,070

	Washington State Health Care Facilities Authority, Revenue Bonds, Central Washington Health Services Association, Series 2009:
1,330	6.250%, 7/01/24	7/19 at 100.00	Baa1	1,374,821
1,845	6.250%, 7/01/24 (Pre-refunded 7/01/19)	7/19 at 100.00	N/R (4)	1,928,173
2,000	6.750%, 7/01/29 (Pre-refunded 7/01/19)	7/19 at 100.00	Baa1 (4)	2,099,980

3,250	Washington State Higher Education Facilities Authority, Revenue Bonds, Whitworth University, Series 2009, 5.125%, 10/01/24 (Pre-refunded 10/01/19)	10/19 at 100.00	Baa1 (4)	3,386,825

4,415	Whidbey Island Public Hospital District, Island County, Washington, General Obligation Bonds, Whidbey General Hospital, Series 2013, 5.500%, 12/01/33	12/22 at 100.00	Baa2	4,717,030
59,005	Total Washington			65,927,705

	West Virginia – 0.6%

5,415	West Virginia Economic Development Authority, Energy Revenue Bonds, Morgantown Energy Associates Project, Refunding Series 2016, 2.875%, 12/15/26 (Alternative Minimum Tax)	No Opt. Call	Baa3	5,339,028

10,335	West Virginia Economic Development Authority, Solid Waste Disposal Facilities Revenue Bonds, Appalachian Power Company – Amos Project, Series 2011A, 1.700%, 1/01/41 (Mandatory put 9/01/20) (Alternative Minimum Tax)	No Opt. Call	A–	10,202,712

6,000	West Virginia Economic Development Authority, Solid Waste Disposal Facilities Revenue Bonds, Appalachian Power Company – Amos Project, Series 2009A, 2.625%, 12/01/42 (Mandatory put 6/01/22)	No Opt. Call	A–	6,008,820

6,000	West Virginia Economic Development Authority, Solid Waste Disposal Facilities Revenue Bonds, Appalachian Power Company – Amos Project, Series 2009B, 2.625%, 12/01/42 (Mandatory put 6/01/22)	No Opt. Call	A–	6,008,820

Nuveen Intermediate Duration Municipal Bond Fund (continued)

Portfolio of Investments    June 30, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	West Virginia (continued)

$4,830	West Virginia Economic Development Authority, Solid Waste Disposal Facilities Revenue Bonds, Wheeling Power Company – Mitchell Project, Series 2013A, 3.000%, 6/01/37 (Mandatory put 4/01/22) (Alternative Minimum Tax)	No Opt. Call	A–	$4,857,145

1,015	West Virginia Hospital Finance Authority, Hospital Revenue Bonds, Charleston Area Medical Center, Series 2014A, 5.000%, 9/01/25	9/24 at 100.00	Baa1	1,124,163

1,415	West Virginia Hospital Finance Authority, Hospital Revenue Bonds, West Virginia United Health System Obligated Group, Refunding Series 2008E, 5.375%, 6/01/28 (Pre-refunded 12/01/18)	12/18 at 100.00	A (4)	1,437,654
35,010	Total West Virginia			34,978,342

	Wisconsin – 3.1%

24,400	Public Finance Authority of Wisconsin, Limited Obligation PILOT Revenue Bonds, American Dream @ Meadowlands Project, Series 2017, 6.500%, 12/01/37, 144A	12/27 at 100.00	N/R	27,897,984

11,040	Public Finance Authority of Wisconsin, Revenue Bonds, Denver international Airport Great Hall Project, Series 2017, 5.000%, 9/30/49 (Alternative Minimum Tax)	9/27 at 100.00	BBB–	12,144,994

5,500	Public Finance Authority of Wisconsin, Solid Waste Disposal Revenue Bonds, Waste Management Inc., Refunding Series 2016A-1, 2.625%, 11/01/25 (Alternative Minimum Tax)	No Opt. Call	A–	5,329,775

5,400	Public Finance Authority of Wisconsin, Solid Waste Disposal Revenue Bonds, Waste Management Inc., Refunding Series 2016A-2, 2.875%, 5/01/27 (Alternative Minimum Tax)	5/26 at 100.00	A–	5,273,964

4,420	Public Finance Authority, Wisconsin, Educational Revenue Bonds, Lake Norman Charter School, Series 2018A, 4.000%, 6/15/28, 144A	6/26 at 100.00	BBB–	4,541,241

	University of Wisconsin Hospitals and Clinics Authority, Revenue Bonds, Refunding Series 2013A:
335	5.000%, 4/01/20	No Opt. Call	AA–	352,845
470	5.000%, 4/01/22	No Opt. Call	AA–	519,176

	Wisconsin Health & Educational Facs Authority, Health Facilities Revenue Bonds, UnityPoint Health Project, Series 2014A:
590	5.000%, 12/01/26	11/24 at 100.00	AA–	672,104
3,855	5.000%, 12/01/27	11/24 at 100.00	AA–	4,374,615

	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Aurora Health Care, Inc., Series 2012A:
1,020	5.000%, 7/15/25	7/21 at 100.00	A+	1,101,172
14,395	5.000%, 7/15/27 – AGM Insured	7/21 at 100.00	A+	15,483,550

2,060	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Beloit College, Series 2010A, 6.000%, 6/01/30 (Pre-refunded 6/01/20)	6/20 at 100.00	Baa2 (4)	2,223,399

	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Children’s Hospital of Wisconsin Inc., Series 2008B:
1,455	4.350%, 8/15/19 (ETM)	No Opt. Call	AA (4)	1,500,571
8,670	5.500%, 8/15/29 (Pre-refunded 2/15/20)	2/20 at 100.00	AA (4)	9,205,893

5,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Marshfield Clinic, Series 2017C, 5.000%, 2/15/47	2/27 at 100.00	A–	5,460,200

420	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Mercy Alliance, Inc., Series 2010A, 5.000%, 6/01/19	No Opt. Call	A3	432,083

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Wisconsin (continued)

$3,300	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Meriter Hospital Inc., Series 1992A, 6.000%, 12/01/22 – FGIC Insured	No Opt. Call	A1	$3,501,795

1,775	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Ministry Health Care, Inc., Refunding 2012C, 5.000%, 8/15/24 (Pre-refunded 8/15/22)	8/22 at 100.00	N/R (4)	1,974,723

4,365	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, ProHealth Care, Inc. Obligated Group, Refunding Series 2015, 5.000%, 8/15/39	8/24 at 100.00	A+	4,762,739

1,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Saint John’s Communities Inc., Series 2018A, 5.000%, 9/15/40	9/23 at 100.00	N/R	1,051,750

	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, ThedaCare Inc., Series 2015:
825	5.000%, 12/15/23	No Opt. Call	AA–	931,260
1,275	5.000%, 12/15/25	12/24 at 100.00	AA–	1,451,549

	Wisconsin State, General Fund Annual Appropriation Revenue Bonds, Refunding Series 2009A:
8,145	6.000%, 5/01/27	5/19 at 100.00	Aa2	8,440,419
855	6.000%, 5/01/27 (Pre-refunded 5/01/19)	5/19 at 100.00	N/R (4)	886,729
260	6.000%, 5/01/33 (Pre-refunded 5/01/19)	5/19 at 100.00	N/R (4)	269,649
1,805	6.000%, 5/01/33 (Pre-refunded 5/01/19)	5/19 at 100.00	Aa2 (4)	1,871,984
495	5.750%, 5/01/33 (Pre-refunded 5/01/19)	5/19 at 100.00	N/R (4)	512,355
4,740	5.750%, 5/01/33 (Pre-refunded 5/01/19)	5/19 at 100.00	Aa2 (4)	4,906,184
35,170	6.000%, 5/01/36 (Pre-refunded 5/01/19)	5/19 at 100.00	Aa2 (4)	36,475,159

	Wisconsin State, General Obligation Bonds, Refunding Series 2014-2:
5,715	5.000%, 5/01/24	5/22 at 100.00	Aa1	6,334,677
85	5.000%, 5/01/24 (Pre-refunded 5/01/22)	5/22 at 100.00	N/R (4)	94,316

	Wisconsin State, Transportation Revenue Bonds, Series 2014-1:
1,110	5.000%, 7/01/24 (Pre-refunded 7/01/19)	7/19 at 100.00	AA+ (4)	1,148,095
3,355	5.000%, 7/01/25 (Pre-refunded 7/01/19)	7/19 at 100.00	AA+ (4)	3,470,144
4,000	5.000%, 7/01/26 (Pre-refunded 7/01/19)	7/19 at 100.00	AA+ (4)	4,137,280
167,305	Total Wisconsin			178,734,373

	Wyoming – 0.2%

5,500	Sweetwater County, Wyoming, Hospital Revenue Bonds, Memorial Hospital Project, Refunding Series 2013A, 5.000%, 9/01/30	9/23 at 100.00	BB+	5,730,450

6,960	Wyoming Community Development Authority, Housing Revenue Bonds, 2015 Series 6, 3.900%, 12/01/34	12/24 at 100.00	AA+	7,098,433
12,460	Total Wyoming			12,828,883
$5,525,536	Total Municipal Bonds (cost $5,407,043,967)			5,534,203,596

Shares	Description (1), (9)			Value

	INVESTMENT COMPANIES – 0.3%

15,000,000	Eaton Vance Municipal Income Trust			$15,018,300
	Total Investment Companies (cost $15,000,000)			15,018,300

Nuveen Intermediate Duration Municipal Bond Fund (continued)

Portfolio of Investments    June 30, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value

	CORPORATE BONDS – 0.0%

	Transportation – 0.0%

$205	Las Vegas Monorail Company, Senior Interest Bonds (10), (11)	5.500%	7/15/19	N/R	$132,637

57	Las Vegas Monorail Company, Senior Interest Bonds (10), (11)	5.500%	7/15/55	N/R	28,526
$262	Total Corporate Bonds (cost $15,953)				161,163
	Total Long-Term Investments (cost $5,422,059,920)				5,549,383,059

Principal Amount (000)	Description (1)	Optional Call Provisions (2)		Ratings (3)	Value

	SHORT-TERM INVESTMENTS – 1.8%

	MUNICIPAL BONDS – 1.8%

	Florida – 1.5%

	Miami-Dade County School Board, Florida, Certificates of Participation, Variable Rate Demand Obligations, Series 2013:
$4,140	1.740%, 9/25/24, 144A (12)	11/18 at 100.00		A-2	$4,140,000
30,450	1.740%, 8/01/27, 144A (12)	11/18 at 100.00		A-2	30,450,000
4,195	1.740%, 5/01/31, 144A (12)	No Opt. Call		A-2	4,195,000
49,150	1.740%, 5/01/37, 144A (12)	9/18 at 100.00		A-2	49,150,000
87,935	Total Florida				87,935,000

	New York – 0.3%

15,875	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Variable Rate Demand Obligations, Fiscal Series 1999A, 1.550%, 11/15/28 (12)	9/18 at 100.00		A-1+	15,875,000
$103,810	Total Short-Term Investments (cost $103,810,000)				103,810,000
	Total Investments (cost $5,525,869,920) – 98.7%				5,653,193,059
	Other Assets Less Liabilities – 1.3%				75,659,015
	Net Assets – 100%				$5,728,852,074

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$—	$5,534,203,596	$—	$5,534,203,596
Investment Companies	15,018,300	—	—	15,018,300
Corporate Bonds	—	—	161,163	161,163
Short-Term Investments:
Municipal Bonds	—	103,810,000	—	103,810,000
Total	$15,018,300	$5,638,013,596	$161,163	$5,653,193,059

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

The table below presents the cost and unrealized appreciation (depreciation) of the Fund’s investment portfolio, as determined on a federal income tax basis, as of June 30, 2018.

Tax cost of investments	$5,520,673,573
Gross unrealized:
Appreciation	$177,655,846
Depreciation	(45,136,360)
Net unrealized appreciation (depreciation) of investments	$132,519,486

Nuveen Intermediate Duration Municipal Bond Fund (continued)

Portfolio of Investments    June 30, 2018

(Unaudited)

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)

Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage backed securities may be subject to periodic principal paydowns.

(3)

For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.

(5)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.

(6)	Step-up coupon bond, a bond with a coupon that increases (“steps up”), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.

(7)

As of, or subsequent to, the end of the reporting period, this security is non-income producing. Non-income producing, in the case of a fixed-income security, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has ceased accruing additional income on the Fund’s records.

(8)	Variable rate security. The rate shown is the coupon as of the end of the period.

(9)	A copy of the most recent financial statements for these investment companies can be obtained directly from the Securities and Exchange Commission on its website at http://www.sec.gov.

(10)

During January 2010, Las Vegas Monorail Company (“Las Vegas Monorail”) filed for federal bankruptcy protection. During March 2012, Las Vegas Monorail emerged from federal bankruptcy with the acceptance of a reorganization plan assigned by the Federal Bankruptcy Court. Under the reorganization plan, the Fund surrendered its Las Vegas Monorail Project Revenue Bonds, First Tier, Series 2000 and in turn received two senior interest corporate bonds: the first with an annual coupon rate of 5.500% maturing on July 15, 2019 and the second with an annual coupon rate of 3.000% (5.500% after December 31, 2015) maturing on July 15, 2055. The Fund was not accruing income for either senior interest corporate bond. On January 18, 2017, the Fund’s Adviser determined it was likely that this senior interest corporate bond would fulfill its obligation on the security maturing on July 15, 2019, and therefore began accruing income on the Fund’s records.

(11)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.

(12)

Investment has maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment. The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.

144A

Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

ETM	Escrowed to maturity.

IF

Inverse floating rate security issued by a tender option bond (“TOB”) trust, the interest rate on which varies inversely with the Securities Industry Financial Markets Association (SIFMA) short-term rate, which resets weekly, or a similar short-term rate, and is reduced by the expenses related to the TOB trust.

LIBOR	London Inter-Bank Offered Rate

WI/DD	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.

Nuveen Limited Term Municipal Bond Fund

Portfolio of Investments    June 30, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	LONG-TERM INVESTMENTS – 99.0%

	MUNICIPAL BONDS – 98.5%

	Alabama – 2.6%

$9,790	Black Belt Energy Gas District, Alabama, Gas PrePay Revenue Bonds, Project 3 Series 2018A., 4.000%, 12/01/48 (Mandatory put 12/01/23)	9/23 at 100.31	A3	$10,459,635

58,335	Black Belt Energy Gas District, Alabama, Gas Supply Revenue Bonds, Series 2016., 4.000%, 7/01/46 (Mandatory put 6/01/21)	3/21 at 100.59	AA2	61,060,411

10,935	Black Belt Energy Gas District, Alabama, Gas Supply Revenue Bonds, Series 2017A., 4.000%, 8/01/47 (Mandatory put 7/01/22)	4/22 at 100.52	AA2	11,614,829

6,000	Mobile Industrial Development Board, Alabama, Pollution Control Revenue Refunding Bonds, Alabama Power Company Barry Plan, Series 2007A., 1.850%, 6/01/34 (Mandatory put 3/24/20)	No Opt. Call	A1	5,956,500

11,710	Mobile Industrial Development Board, Alabama, Pollution Control Revenue Refunding Bonds, Alabama Power Company Barry Plan, Series 2008., 1.625%, 7/15/34 (Mandatory put 10/02/18)	No Opt. Call	A1	11,708,829

19,970	Southeast Alabama Gas Supply District, Alabama, Gas Supply Revenue Bonds, Project 2, Series 2018A., 4.000%, 6/01/49 (Mandatory put 6/01/24)	3/24 at 100.28	A3	21,297,007
116,740	Total Alabama			122,097,211

	Alaska – 0.4%

4,575	Alaska Industrial Development and Export Authority, Loan Anticipation Revenue Notes, YKHC Project, Series 2017., 3.500%, 12/01/20	12/19 at 100.00	MIG2	4,636,075

	Alaska Industrial Development and Export Authority, Power Revenue Bonds, Snettisham Hydroelectric Project, Refunding Series 2015.:
1,655	5.000%, 1/01/24 (Alternative Minimum Tax)	No Opt. Call	Baa2	1,847,261
3,565	5.000%, 1/01/26 (Alternative Minimum Tax)	7/25 at 100.00	Baa2	3,976,116

1,360	Alaska State, Sport Fishing Revenue Bonds, Refunding Series 2011., 5.000%, 4/01/19	No Opt. Call	A1	1,393,742

	Anchorage, Alaska, General Obligation Bonds, Schools Series 2013A.:
1,710	5.000%, 8/01/21	No Opt. Call	AAA	1,870,415
1,795	5.000%, 8/01/22	No Opt. Call	AAA	2,009,323

995	Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed Bonds, Series 2006A., 4.625%, 6/01/23	9/18 at 100.00	Ba2	1,019,338

3,635	Valdez, Alaska, Marine Terminal Revenue Bonds, BP Pipelines Inc. Project, Refunding Series 2003C., 5.000%, 1/01/21	No Opt. Call	A1	3,897,229
19,290	Total Alaska			20,649,499

	Arizona – 1.7%

2,975	Arizona State, Certificates of Participation, Series 2010A., 5.000%, 10/01/19 – AGM Insured	No Opt. Call	AA	3,099,830

	Arizona State, State Lottery Revenue Bonds, Series 2010A.:
5,140	5.000%, 7/01/18 – AGM Insured	No Opt. Call	AA+	5,140,000
120	5.000%, 7/01/20 – AGM Insured	No Opt. Call	AA+	127,612

Nuveen Limited Term Municipal Bond Fund (continued)

Portfolio of Investments    June 30, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Arizona (continued)

$1,500	Chandler, Arizona, General Obligation Bonds, Refunding Series 2014, 5.000%, 7/01/24	No Opt. Call	AAA	$1,738,320

2,220	Coconino County, Arizona, Pollution Control Revenue Bonds, Nevada Power Company Project, Refunding AMT Series 2017A., 1.800%, 9/01/32 (Mandatory put 5/21/20) (Alternative Minimum Tax)	No Opt. Call	A+	2,204,504

1,200	Coconino County, Arizona, Pollution Control Revenue Bonds, Nevada Power Company Project, Refunding Series 2017B., 1.600%, 3/01/39 (Mandatory put 5/21/20)	No Opt. Call	A+	1,189,404

	Dysart Unified School District Number 89, Maricopa County, Arizona, General Obligation Bonds, Refunding Series 2014.:
675	5.000%, 7/01/18	No Opt. Call	AAA	675,000
335	5.000%, 7/01/19	No Opt. Call	AAA	345,958
575	5.000%, 7/01/20	No Opt. Call	AAA	610,541
765	5.000%, 7/01/21	No Opt. Call	AAA	833,712

11,000	Maricopa County Pollution Control Corporation, Arizona, Pollution Control Revenue Refunding Bonds, Public Service Company of New Mexico Palo Verde Project, Series 2010A., 2.400%, 6/01/43 (Mandatory put 6/01/20)	No Opt. Call	BBB+	11,028,600

1,090	Maricopa County School District 33 Buckeye Elementary, Arizona, General Obligation Bonds, Refunding Series 2016., 3.000%, 7/01/20 – BAM Insured	No Opt. Call	AA	1,114,863

	Maricopa County Unified School District 60 Higley, Arizona, General Obligation Bonds, Refunding School Improvement Series 2015.:
500	4.000%, 7/01/19 – AGM Insured	No Opt. Call	AA	511,940
575	4.000%, 7/01/20 – AGM Insured	No Opt. Call	AA	600,478
1,565	4.000%, 7/01/21 – AGM Insured	No Opt. Call	AA	1,660,230
750	4.000%, 7/01/22 – AGC Insured	No Opt. Call	AA	806,115

1,270	Maricopa County Unified School District 60 Higley, Arizona, General Obligation Bonds, School Improvement Project of 2013, Series 2014A., 4.000%, 7/01/24	No Opt. Call	Aa3	1,382,078

1,250	Maricopa County Unified School District 90 Saddle Mountain, Arizona, General Obligation Bonds, School Improvement Project 2013, Series 2014., 5.000%, 7/01/18 – MAC Insured	No Opt. Call	AA	1,250,000

	Mesa, Arizona, General Obligation Bonds, Refunding Series 2012.:
1,425	4.000%, 7/01/20	No Opt. Call	Aa2	1,489,296
2,225	4.000%, 7/01/21	No Opt. Call	Aa2	2,360,391
2,055	4.000%, 7/01/22	No Opt. Call	Aa2	2,212,845

	Mesa, Arizona, Street and Highway User Revenue Bonds, Refunding Series 2012.:
2,415	5.000%, 7/01/21	No Opt. Call	AA	2,628,245
4,030	5.000%, 7/01/22	No Opt. Call	AA	4,485,350

3,615	Mesa, Arizona, Street and Highway User Revenue Bonds, Refunding Series 2015., 5.000%, 7/01/26	7/25 at 100.00	AA	4,206,776

	Mesa, Arizona, Utility System Revenue Bonds, Refunding Series 2012.:
5,370	5.000%, 7/01/20	No Opt. Call	Aa2	5,717,171
6,115	5.000%, 7/01/21	No Opt. Call	Aa2	6,669,875

295	Pima County Industrial Development Authority, Arizona, Revenue Bonds, Tucson Electric Power Company Project, Series 2013A, 4.000%, 9/01/29	3/23 at 100.00	A–	309,570

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Arizona (continued)

	Pinal County, Arizona, Pledged Revenue Obligations, Refunding Series 2014.:
$1,305	5.000%, 8/01/22	No Opt. Call	AA	$1,452,674
2,000	5.000%, 8/01/23	No Opt. Call	AA	2,263,520
2,000	5.000%, 8/01/24	No Opt. Call	AA	2,296,060

1,000	Pinal County, Arizona, Pledged Revenue Obligations, Series 2014., 5.000%, 8/01/24	No Opt. Call	AA	1,148,030

6,120	The Industrial Development Authority of the County of Maricopa, Arizona, Revenue Bonds, Banner Health, Series 2017C., 5.000%, 1/01/48 (Mandatory put 10/18/24)	No Opt. Call	AA–	7,016,886
73,475	Total Arizona			78,575,874

	Arkansas – 0.6%

8,605	Arkansas State, Federal Highway Grant Anticipation and Tax Revenue Bonds, Series 2013., 5.000%, 10/01/22	No Opt. Call	Aa1	9,672,621

720	Bryant School District 25, Saline County, Arkansas, General Obligation Bonds, Refunding & Construction Series 2017A., 3.000%, 2/01/20	No Opt. Call	Aa2	734,054

	Crittenden County, Arkansas, Sales and Use Tax Revenue Bonds, Series 2017.:
1,000	5.000%, 3/01/19	No Opt. Call	A	1,021,310
1,200	5.000%, 3/01/20	No Opt. Call	A	1,260,108
1,400	5.000%, 3/01/21	No Opt. Call	A	1,503,376

	Little Rock, Arkansas, Hotel and Restaurant Gross Receipts Tax Bonds, Series 2014.:
500	5.000%, 7/01/19	No Opt. Call	A+	516,300
670	5.000%, 7/01/21	No Opt. Call	A+	726,307

	Pulaksi County Public Facilities Board, Arkansas, Health Facilities Revenue Bonds, CARTI Project, Series 2013.:
630	4.000%, 7/01/18	No Opt. Call	N/R	630,000
890	4.000%, 7/01/19	No Opt. Call	N/R	894,913
995	4.000%, 7/01/20	No Opt. Call	N/R	1,003,925
1,020	4.000%, 7/01/21	No Opt. Call	N/R	1,028,313
1,075	4.000%, 7/01/22	No Opt. Call	N/R	1,074,215
1,180	5.250%, 7/01/27	7/23 at 100.00	N/R	1,171,657
470	5.250%, 7/01/28	7/23 at 100.00	N/R	466,038

	Pulaski County Public Facilities Board, Arkansas, Healthcare Revenue Bonds, Baptist Health, Series 2014.:
500	5.000%, 12/01/22	No Opt. Call	A+	559,880
1,740	5.000%, 12/01/23	No Opt. Call	A+	1,976,762
2,110	5.000%, 12/01/24	No Opt. Call	A+	2,426,036
24,705	Total Arkansas			26,665,815

	California – 2.5%

7,965	California Health Facilities Financing Authority, Revenue Bonds, Providence Saint Joseph Health, Series 2016B-3., 2.000%, 10/01/36 (Mandatory put 10/01/25)	10/25 at 100.00	AA–	7,707,650

4,000	California Health Facilities Financing Authority, Revenue Bonds, Saint Joseph Health System, Series 2013C., 5.000%, 7/01/43 (Mandatory put 10/15/19)	No Opt. Call	AA–	4,163,120

	California Infrastructure and Economic Development Bank, Revenue Bonds, Pacific Gas and Electric Company, Refunding Series 2008.:
6,800	1.050%, 12/01/18	No Opt. Call	A3	6,791,024
4,050	1.750%, 11/01/26 (Mandatory put 6/01/22)	No Opt. Call	A3	3,873,137

Nuveen Limited Term Municipal Bond Fund (continued)

Portfolio of Investments    June 30, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

$3,350	California Infrastructure and Economic Development Bank, Revenue Bonds, Pacific Gas and Electric Company, Refunding Series 2010E., 1.750%, 11/01/26 (Mandatory put 6/01/22)	No Opt. Call	A3	$3,203,706

8,335	California Municipal Finance Authority, Revenue Bonds, Linxs APM Project, Senior Lien Series 2018A., 3.000%, 12/31/30 – AGM Insured (Alternative Minimum Tax)	6/28 at 100.00	AA	8,080,616

	California Municipal Finance Authority, Revenue Bonds, Community Medical Centers, Series 2017A.:
1,565	5.000%, 2/01/22	No Opt. Call	A–	1,712,689
2,600	5.000%, 2/01/23	No Opt. Call	A–	2,896,140
1,920	5.000%, 2/01/24	No Opt. Call	A–	2,171,616
1,700	5.000%, 2/01/25	No Opt. Call	A–	1,945,191
2,000	5.000%, 2/01/26	No Opt. Call	A–	2,310,320
1,500	5.000%, 2/01/27	No Opt. Call	A–	1,751,310

5,000	California Municipal Finance Authority, Solid Waste Disposal Revenue Bonds, Waste Management Inc., Series 2017A., 2.000%, 12/01/44 (Mandatory put 12/01/20) (Alternative Minimum Tax)	No Opt. Call	A–	4,991,750

3,365	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, Waste Management Inc., Refunding Series 2015B-2., 3.125%, 11/01/40 (Mandatory put 11/03/25) (Alternative Minimum Tax)	No Opt. Call	A–	3,407,937

5,875	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, Waste Management Inc., Series 2015A-1., 3.375%, 7/01/25 (Alternative Minimum Tax)	No Opt. Call	A–	6,065,585

6,440	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, Waste Management, Inc. Project, Refunding Series 2015B-1., 3.000%, 11/01/25 (Alternative Minimum Tax)	No Opt. Call	A–	6,494,804

	California State, Economic Recovery Revenue Bonds, Refunding Series 2009A.:
260	5.250%, 7/01/21 (Pre-refunded 7/01/19)	7/19 at 100.00	Aaa	269,981
125	5.250%, 7/01/21 (Pre-refunded 7/01/19)	7/19 at 100.00	Aaa	129,799

16,995	California Statewide Communities Development Authority, Health Facility Revenue Bonds, Community Hospital of the Monterey Peninsula, Series 2012A., 1.870%, 6/01/23	9/18 at 100.00	N/R	16,998,229

765	California Statewide Communities Development Authority, Revenue Bonds, Huntington Memorial Hospital, Refunding Series 2014B., 5.000%, 7/01/24	No Opt. Call	A–	875,894

1,000	California Statewide Communities Development Authority, Student Housing Revenue Bonds, University of California, Irvine East Campus Apartments, CHF-Irvine, LLC, Refunding Series 2016., 5.000%, 5/15/20	No Opt. Call	Baa1	1,057,890

	Delano, California, Certificates of Participation, Delano Regional Medical Center, Series 2012.:
2,350	5.000%, 1/01/19	No Opt. Call	BBB	2,374,393
2,470	5.000%, 1/01/20	No Opt. Call	BBB	2,542,396
2,590	5.000%, 1/01/21	No Opt. Call	BBB	2,700,282

500	Lake Elsinore Public Financing Authority, California, Local Agency Revenue Bonds, Canyon Hills Improvement Area A & C, Series 2014C., 5.000%, 9/01/21	No Opt. Call	N/R	543,150

2,765	Los Angeles Department of Water and Power, California, Waterworks Revenue Bonds, Series 2013B., 5.000%, 7/01/22	No Opt. Call	AA+	3,118,201

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

$190	Los Angeles Harbors Department, California, Revenue Bonds, Series 1988., 7.600%, 10/01/18 (ETM)	No Opt. Call	AA+ (4)	$192,858

2,700	New Haven Unified School District, California, General Obligation Bonds, Refunding Series 2014A., 5.000%, 8/01/25 – BAM Insured	8/24 at 100.00	AA	3,136,185

3,860	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2010., 5.250%, 11/01/21 (Pre-refunded 11/01/20)	11/20 at 100.00	BBB–(4)	4,053,772

100	San Bernardino, California, GNMA Mortgage-Backed Securities Program Single Family Mortgage Revenue Refunding Bonds, Series 1990A., 7.500%, 5/01/23 (ETM)	No Opt. Call	Aaa	113,766

3,545	Southern California Public Power Authority, Transmission Project Revenue Bonds, Southern Transmission Project, Subordinate Refunding Series 2015C., 5.000%, 7/01/24	No Opt. Call	AA	4,145,133

	Washington Township Health Care District, California, Revenue Bonds, Refunding Series 2015A.:
565	4.000%, 7/01/18	No Opt. Call	Baa1	565,000
1,315	5.000%, 7/01/19	No Opt. Call	Baa1	1,353,385
1,225	4.000%, 7/01/20	No Opt. Call	Baa1	1,269,014
1,130	5.000%, 7/01/22	No Opt. Call	Baa1	1,239,463
980	5.000%, 7/01/23	No Opt. Call	Baa1	1,087,555
111,895	Total California			115,332,941

	Colorado – 1.7%

2,750	Broomfield, Colorado, Sewer Activity Enterprise, Sewer and Wastewater Reclamation Revenue Bonds, Refunding Series 2012., 4.000%, 12/01/20	No Opt. Call	A2	2,886,757

	Centerra Metropolitan District 1, Loveland, Colorado, Special Revenue Bonds, Refunding & Improvement Series 2017.:
765	5.000%, 12/01/20, 144A	No Opt. Call	N/R	809,462
1,000	5.000%, 12/01/21, 144A	No Opt. Call	N/R	1,072,420
1,425	5.000%, 12/01/22, 144A	No Opt. Call	N/R	1,543,118

1,000	Colorado Health Facilities Authority, Colorado, Health Facilities Revenue Bonds, The Evangelical Lutheran Good Samaritan Society Project, Refunding Series 2017., 5.000%, 6/01/20	No Opt. Call	BBB	1,055,190

7,245	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Adventist Health, Sunbelt Obligated Group, Series 2014E., 5.000%, 11/15/24	5/24 at 100.00	AA	8,304,074

3,025	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives, Series 2008D., 6.125%, 10/01/28	10/18 at 100.00	BBB+	3,054,978

16,975	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives, Series 2008D-3., 5.000%, 10/01/38 (Mandatory put 11/12/21)	No Opt. Call	BBB+	18,379,002

	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives, Series 2011A.:
7,575	5.000%, 2/01/19	No Opt. Call	BBB+	7,704,760
5,205	5.000%, 2/01/20	No Opt. Call	BBB+	5,423,090
4,830	5.000%, 2/01/21	No Opt. Call	BBB+	5,132,020

Nuveen Limited Term Municipal Bond Fund (continued)

Portfolio of Investments    June 30, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Colorado (continued)

	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Evangelical Lutheran Good Samaritan Society Project, Series 2013A.:
$500	4.000%, 6/01/19	No Opt. Call	A–	$509,980
1,000	4.000%, 6/01/20	No Opt. Call	A–	1,036,540
2,000	5.000%, 6/01/21	No Opt. Call	A–	2,153,520
2,300	5.000%, 6/01/22	No Opt. Call	A–	2,521,927
500	5.000%, 6/01/23	No Opt. Call	A–	556,445

250	Commerce City, Colorado, Sales and Use Tax Revenue Bonds, Series 2014., 2.000%, 8/01/19 – AGM Insured	No Opt. Call	AA	250,770

	Cornerstar Metropolitan District, Arapahoe County, Colorado, General Obligation Bonds, Limited Tax Convertible to Unlimited Tax, Refunding Series 2017A .:
610	3.500%, 12/01/21	No Opt. Call	N/R	619,577
530	4.500%, 12/01/27	12/22 at 103.00	N/R	549,933

1,500	Denver City and County, Colorado, Airport System Revenue Bonds, Subordinate Lien Series 2013B., 5.000%, 11/15/19	No Opt. Call	A	1,568,025

	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Refunding Series 2015A.:
1,060	5.000%, 9/01/19	No Opt. Call	A	1,098,775
1,175	5.000%, 9/01/20	No Opt. Call	A	1,249,671

	Gardens on Havana Metropolitan District 3, Arapahoe County, Colorado, Special Revenue Bonds, Refunding Series 2017A.:
2,331	3.625%, 12/01/21	No Opt. Call	N/R	2,380,301
3,705	4.625%, 12/01/27	12/22 at 103.00	N/R	3,863,241

5,700	Moffat County, Colorado, Pollution Control Revenue Bonds, Tri-State Generation and Transmission Association, Inc. Project, Refunding Series 2009., 2.000%, 3/01/36 (Mandatory put 10/03/22)	No Opt. Call	A	5,656,224

1,000	Plaza Metropolitan District 1, Lakewood, Colorado, Tax Increment Revenue Bonds, Refunding Series 2013., 5.000%, 12/01/18, 144A	No Opt. Call	N/R	1,011,200
75,956	Total Colorado			80,391,000

	Connecticut – 3.1%

12,000	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale University, Series 2013A., 1.000%, 7/01/42 (Mandatory put 7/01/19)	No Opt. Call	AAA	11,933,999

	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale University, Series 2015A.:
6,925	2.050%, 7/01/35 (WI/DD, Settling 7/11/18)	No Opt. Call	AAA	6,931,025

19,740	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale University, Series 2016A-1., 1.000%, 7/01/42 (Mandatory put 7/01/19)	No Opt. Call	AAA	19,631,430

4,500	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale University, Series 2017A-2., 5.000%, 7/01/42 (Mandatory put 7/01/22)	No Opt. Call	AAA	5,017,635

20,000	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale University, Series 2017B., 5.000%, 7/01/37 (Mandatory put 7/01/20)	No Opt. Call	AAA	21,280,800

27,700	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale University, Variable Rate Demand Obligations, Series 1999-U1., 1.000%, 7/01/33 (Mandatory put 2/06/19)	No Opt. Call	AAA	27,608,867

18,100	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale University, Variable Rate Demand Obligations, Series 1999-U2., 1.000%, 7/01/33 (Mandatory put 2/06/19)	No Opt. Call	AAA	18,040,451

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Connecticut (continued)

$7,770	Connecticut State, General Obligation Bonds, Refunding Series 2018B., 5.000%, 4/15/22	No Opt. Call	A1	$8,478,546

	Connecticut State, General Obligation Bonds, Refunding Series 2018C.:
8,000	3.000%, 6/15/19	No Opt. Call	A1	8,087,680
1,465	5.000%, 6/15/22	No Opt. Call	A1	1,603,662

835	Connecticut State, General Obligation Bonds, Series 2013C., 5.000%, 7/15/22	No Opt. Call	A1	915,285

5,000	Connecticut State, Special Tax Obligation Bonds, Transportation Infrastructure Purposes Series 2013A., 5.000%, 10/01/20	No Opt. Call	AA	5,316,100

455	Eastern Connecticut Resource Recovery Authority, Solid Waste Revenue Bonds, Wheelabrator Lisbon Project, Series 1993A., 5.500%, 1/01/20 (Alternative Minimum Tax)	7/18 at 100.00	A–	461,811

	New Haven, Connecticut, General Obligation Bonds, Refunding Series 2014B.:
1,915	4.000%, 8/01/19 – AGM Insured	No Opt. Call	AA	1,956,019
2,000	5.000%, 8/01/20 – AGM Insured	No Opt. Call	AA	2,127,800

890	South Central Connecticut Regional Water Authority, Water System Revenue Bonds, Twenty-Ninth Series 2014., 5.000%, 8/01/22	No Opt. Call	AA–	995,154

	Stratford, Connecticut, General Obligation Bonds, Series 2014.:
395	3.000%, 12/15/19	No Opt. Call	AA	402,035
525	5.000%, 12/15/21	No Opt. Call	AA	571,384

	West Haven, Connecticut, General Obligation Bonds, Series 2012.:
2,095	5.000%, 8/01/22 – AGM Insured	No Opt. Call	AA	2,284,912
2,000	5.000%, 8/01/23 – AGM Insured	8/22 at 100.00	AA	2,195,920
1,000	5.000%, 8/01/25 – AGM Insured	8/22 at 100.00	AA	1,094,300
143,310	Total Connecticut			146,934,815

	Delaware – 0.1%

	Delaware Health Facilities Authority, Revenue Bonds, Nanticoke Memorial Hospital, Series 2013.:
1,810	5.000%, 7/01/18	No Opt. Call	BBB+	1,809,999
1,905	5.000%, 7/01/19	No Opt. Call	BBB+	1,953,006
2,000	5.000%, 7/01/20	No Opt. Call	BBB+	2,092,300
275	5.000%, 7/01/21	No Opt. Call	BBB+	292,262
5,990	Total Delaware			6,147,567

	District of Columbia – 1.1%

10,050	District of Columbia, Revenue Bonds, Georgetown University, Series 2001C., 5.250%, 4/01/34 (Mandatory put 4/01/23) (Pre-refunded 10/01/18)	10/18 at 100.00	A (4)	10,141,756

	Metropolitan Washington D.C. Airports Authority, Airport System Revenue Bonds, Refunding Series 2018A.:
8,165	5.000%, 10/01/22 (WI/DD, Settling 7/03/18) (Alternative Minimum Tax)	No Opt. Call	AA–	9,103,893
10,830	5.000%, 10/01/23 (WI/DD, Settling 7/03/18) (Alternative Minimum Tax)	No Opt. Call	AA–	12,272,231
8,875	5.000%, 10/01/24 (WI/DD, Settling 7/03/18) (Alternative Minimum Tax)	No Opt. Call	AA–	10,172,170
7,240	5.000%, 10/01/25 (WI/DD, Settling 7/03/18) (Alternative Minimum Tax)	No Opt. Call	AA–	8,370,019
45,160	Total District of Columbia			50,060,069

Nuveen Limited Term Municipal Bond Fund (continued)

Portfolio of Investments    June 30, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida – 5.1%

	Broward County, Florida, Airport System Revenue Bonds, Series 2015A.:
$5,000	5.000%, 10/01/24 (Alternative Minimum Tax)	No Opt. Call	A+	$5,712,149
5,000	5.000%, 10/01/25 (Alternative Minimum Tax)	No Opt. Call	A+	5,759,000
2,295	5.000%, 10/01/26 (Alternative Minimum Tax)	10/25 at 100.00	A+	2,627,132
4,110	5.000%, 10/01/27 (Alternative Minimum Tax)	10/25 at 100.00	A+	4,681,660

	Broward County, Florida, Airport System Revenue Bonds, Series 2017.:
1,080	5.000%, 10/01/20 (Alternative Minimum Tax)	No Opt. Call	A+	1,154,423
1,585	5.000%, 10/01/21 (Alternative Minimum Tax)	No Opt. Call	A+	1,730,994
1,000	5.000%, 10/01/23 (Alternative Minimum Tax)	No Opt. Call	A+	1,131,060

	Cape Coral, Florida, Utility Improvement Assessment Bonds, Refunding Various Areas Series 2017.:
740	1.400%, 9/01/18 – AGM Insured	No Opt. Call	AA	739,822
990	1.650%, 9/01/19 – AGM Insured	No Opt. Call	AA	988,743
965	1.900%, 9/01/20 – AGM Insured	No Opt. Call	AA	957,377
1,005	2.000%, 9/01/21 – AGM Insured	No Opt. Call	AA	988,287
1,260	2.125%, 9/01/22 – AGM Insured	No Opt. Call	AA	1,230,251

	Citizens Property Insurance Corporation, Florida, Coastal Account Senior Secured Bonds, Series 2015A-1.:
5,030	5.000%, 6/01/20	12/19 at 100.00	AA	5,254,640
18,050	5.000%, 6/01/22	12/21 at 100.00	AA	19,832,799
10,480	5.000%, 6/01/25	12/24 at 100.00	AA	12,171,053

365	Citizens Property Insurance Corporation, Florida, High-Risk Account Revenue Bonds, Coastal Account Senior Secured Series 2011A-1., 5.000%, 6/01/19	No Opt. Call	AA	375,939

2,095	Escambia County, Florida, Pollution Control Revenue Bonds, Gulf Power Company, Refunding Series 1997., 2.100%, 7/01/22 (Mandatory put 4/11/19)	No Opt. Call	A2	2,098,017

5,880	Florida Municipal Power Agency, Power Supply Revenue Bonds, All Requirements Project, Refunding Series 2016A., 5.000%, 10/01/20	No Opt. Call	A+	6,283,838

2,655	Florida Municipal Power Agency, Revenue Bonds, Saint Lucie Project, Refunding Series 2011A., 5.000%, 10/01/20	No Opt. Call	A2	2,837,345

37,280	Florida, Development Finance Corporation, Surface Transportation Facility Revenue Bonds, Brightline Passenger Rail Project – South Segment, Series 2017, 5.625%, 1/01/47, 144A (Alternative Minimum Tax)	1/19 at 105.00	N/R	38,423,378

2,215	Hillsborough County School District, Florida, Sales Tax Revenue Refunding Bonds, Series 2015B., 5.000%, 10/01/20 – AGM Insured	No Opt. Call	AA	2,367,126

	Manatee County School District, Florida, Sales Tax Revenue Bonds, Series 2017.:
1,000	5.000%, 10/01/21 – AGM Insured	No Opt. Call	AA	1,099,390
3,105	5.000%, 10/01/23 – AGM Insured	No Opt. Call	AA	3,554,821
2,525	5.000%, 10/01/25 – AGM Insured	No Opt. Call	AA	2,948,114
2,275	5.000%, 10/01/26 – AGM Insured	No Opt. Call	AA	2,675,901
2,010	5.000%, 10/01/27 – AGM Insured	4/27 at 100.00	AA	2,361,006
2,750	5.000%, 10/01/28 – AGM Insured	4/27 at 100.00	AA	3,213,925
2,310	5.000%, 10/01/29 – AGM Insured	4/27 at 100.00	AA	2,680,270

2,525	Manatee County, Florida, Revenue Bonds, Refunding & Improvement Series 2013., 5.000%, 10/01/20	No Opt. Call	AA+	2,701,321

355	Martin County Industrial Development Authority, Florida, Industrial Development Revenue Refunding Bonds, Indiantown Cogeneration LP, Series 2013., 3.950%, 12/15/21, 144A (Alternative Minimum Tax)	6/20 at 100.00	Baa2	362,487

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida (continued)

	Miami-Dade County Expressway Authority, Florida, Toll System Revenue Bonds, Refunding Series 2014B.:
$3,040	5.000%, 7/01/20	No Opt. Call	A+	$3,229,726
2,315	5.000%, 7/01/21	No Opt. Call	A+	2,517,285
1,805	5.000%, 7/01/22	No Opt. Call	A+	2,004,561
4,000	5.000%, 7/01/23	No Opt. Call	A+	4,533,080

	Miami-Dade County Industrial Development Authority, Florida, Solid Waste Revenue Bonds, Waste Management Inc. of Florida Projects 1 & 2, Series 2004.:
3,725	3.750%, 12/01/18	No Opt. Call	A–	3,753,943
4,000	3.750%, 12/01/18	No Opt. Call	A–	4,031,080

2,770	Miami-Dade County School Board, Florida, Certificates of Participation, Series 2015D., 5.000%, 2/01/20	No Opt. Call	A+	2,905,010

	Miami-Dade County, Florida, Special Obligation Bonds, Capital Asset Acquisition, Series 2010E.:
1,790	5.000%, 4/01/19	No Opt. Call	AA	1,835,484
1,880	5.000%, 4/01/20	No Opt. Call	AA	1,984,133

7,730	North Sumter County Utility Dependent District, Florida, Utility Revenue Bonds, Series 2010., 5.000%, 10/01/20	No Opt. Call	A	8,051,877

10,000	Orlando Utilities Commission, Florida, Utility System Revenue Bonds, Refunding Series 2017A., 5.000%, 10/01/27 (Mandatory put 10/01/20)	No Opt. Call	AA	10,675,400

	Orlando, Florida, Tourist Development Tax Revenue Bonds, 6th Cent Contract Payments, Refunding Senior Series 2017A.:
2,000	5.000%, 11/01/29 – AGM Insured	11/27 at 100.00	AA	2,317,980
9,215	5.000%, 11/01/30 – AGM Insured	11/27 at 100.00	AA	10,655,765

915	Orlando-Orange County Expressway Authority, Florida, Senior Lien Revenue Bonds, Series 1988., 7.625%, 7/01/18 – AMBAC Insured (ETM)	No Opt. Call	N/R (4)	915,000

	Palm Beach County Solid Waste Authority, Florida, Revenue Bonds, Refunding Series 2011:
85	5.000%, 10/01/25 (Pre-refunded 10/01/21)	10/21 at 100.00	N/R (4)	93,138
4,915	5.000%, 10/01/25	10/21 at 100.00	AA+	5,382,318

	Port Saint Lucie, Florida, Utility System Revenue Bonds, Refunding Series 2014.:
550	5.000%, 9/01/20	No Opt. Call	AA–	585,316
500	5.000%, 9/01/22	No Opt. Call	AA–	554,520
510	5.000%, 9/01/23	No Opt. Call	AA–	575,576

3,060	South Broward Hospital District, Florida, Hospital Revenue Bonds, Refunding Series 2015., 5.000%, 5/01/19	No Opt. Call	AA	3,143,875

1,620	South Florida Water Management District, Certificates of Participation, Series 2015., 5.000%, 10/01/19	No Opt. Call	AA	1,688,591

	South Miami Health Facilities Authority, Florida, Hospital Revenue Bonds, Baptist Health Systems of South Florida Obligated Group, Series 2017.:
1,280	5.000%, 8/15/21	No Opt. Call	AA–	1,389,376
440	5.000%, 8/15/22	No Opt. Call	AA–	486,944
1,760	5.000%, 8/15/23	No Opt. Call	AA–	1,979,965
2,000	5.000%, 8/15/24	No Opt. Call	AA–	2,278,260
5,500	5.000%, 8/15/25	No Opt. Call	AA–	6,325,440

Nuveen Limited Term Municipal Bond Fund (continued)

Portfolio of Investments    June 30, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida (continued)

$5,760	Tampa Bay, Florida, Regional Water Supply Authority, Utility System Revenue Bonds, Series 2015A., 5.000%, 10/01/26	10/25 at 100.00	AA+	$6,733,498

	Tampa, Florida, Cigarette Tax Allocation Bonds, H. Lee Moffitt Cancer Center Project, Refunding & Capital Improvement Series 2012A.:
1,085	5.000%, 9/01/18	No Opt. Call	A+	1,091,163
3,475	5.000%, 9/01/19	No Opt. Call	A+	3,605,799
865	5.000%, 9/01/20	No Opt. Call	A+	921,303
780	5.000%, 9/01/21	No Opt. Call	A+	849,560

545	Tampa, Florida, Revenue Bonds, University of Tampa, Refunding Series 2015., 5.000%, 4/01/21	No Opt. Call	A–	586,311

340	Tolomato Community Development District, Florida, Special Assessment Bonds, Convertible, Capital Appreciation, Series 2012A-3, 0.000%, 5/01/40 (5)	5/19 at 100.00	N/R	324,884

115	Tolomato Community Development District, Florida, Special Assessment Bonds, Convertible, Capital Appreciation, Series 2012A-4, 0.000%, 5/01/40 (5)	5/22 at 100.00	N/R	92,327

165	Tolomato Community Development District, Florida, Special Assessment Bonds, Hope Note, Series 2007-3., 6.375%, 5/01/19 (6)	No Opt. Call	N/R	2

460	Tolomato Community Development District, Florida, Special Assessment Bonds, Refunding Series 2015-1, 0.000%, 5/01/40 (6)	9/18 at 100.00	N/R	366,362

280	Tolomato Community Development District, Florida, Special Assessment Bonds, Refunding Series 2015-2, 0.000%, 5/01/40 (6)	9/18 at 100.00	N/R	183,476

305	Tolomato Community Development District, Florida, Special Assessment Bonds, Refunding Series 2015-3., 6.610%, 5/01/40 (6)	9/18 at 100.00	N/R	3
219,515	Total Florida			237,590,599

	Georgia – 1.5%

15,250	Burke County Development Authority, Georgia, Pollution Control Revenue Bonds, Georgia Power Company Vogtle Plant, First Series 2008., 1.650%, 11/01/48 (Mandatory put 6/18/21)	No Opt. Call	A–	14,865,547

	Burke County Development Authority, Georgia, Pollution Control Revenue Bonds, Georgia Power Company Vogtle Plant, First Series 2012.:
7,000	1.850%, 12/01/49 (Mandatory put 8/22/19)	No Opt. Call	A–	6,989,780
3,000	1.850%, 12/01/49 (Mandatory put 8/22/19)	No Opt. Call	A–	2,995,620

3,000	Burke County Development Authority, Georgia, Pollution Control Revenue Bonds, Georgia Power Company, Fourth Series 1994., 2.200%, 10/01/32 (Mandatory put 4/02/19)	No Opt. Call	A–	3,006,390

3,000	Cobb County Development Authority, Georgia, Solid Waste Disposal Revenue Bonds, Georgia Waste Management Project, Series 2004A., 1.875%, 4/01/33 (Mandatory put 10/01/19)	No Opt. Call	A–	2,992,080

1,515	DeKalb County, Georgia, Water and Sewerage Revenue Bonds, Refunding Second Resolution Series 2013., 5.000%, 10/01/22	No Opt. Call	Aa3	1,695,740

8,000	Floyd County Development Authority, Georgia, Pollution Control Revenue Bonds, Georgia Power Company Plant Hammond Project, First Series 2010., 2.350%, 7/01/22 (Mandatory put 12/11/20)	No Opt. Call	A	8,039,680

2,105	Georgia State, General Obligation Bonds, Series 2009B., 4.000%, 1/01/21 (Pre-refunded 1/01/19)	1/19 at 100.00	AAA	2,131,776

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Georgia (continued)

$11,440	Georgia State, General Obligation Bonds, Series 2009D., 5.000%, 5/01/20 (Pre-refunded 5/01/19)	5/19 at 100.00	AAA	$11,770,845

55	Metropolitan Atlanta Rapid Transit Authority, Georgia, Sales Tax Revenue Bonds, Refunding Series 1992N., 6.250%, 7/01/18 – NPFG Insured (ETM)	No Opt. Call	N/R (4)	55,000

2,000	Monroe County Development Authority, Georgia, Pollution Control Revenue Bonds, Georgia Power Company – Scherer Plant, Series 2009-2., 2.350%, 10/01/48 (Mandatory put 12/11/20)	No Opt. Call	A3	2,009,920

3,750	Monroe County Development Authority, Georgia, Pollution Control Revenue Bonds, Gulf Power Company – Scherer Project, First Series 2010., 1.400%, 6/01/49 (Mandatory put 9/19/19)	No Opt. Call	A2	3,723,638

3,005	Municipal Gas Authority of Georgia, Gas Revenue Bonds, Gas Portfolio III Project, Series 2014U., 5.000%, 10/01/19	No Opt. Call	AA–	3,126,132

5,270	Private Colleges and Universities Authority, Georgia, Revenue Bonds, Agnes Scott College, Refunding Series 2015B., 2.500%, 6/01/30 (Mandatory put 6/01/19)	3/19 at 100.00	A+	5,279,539

580	Private Colleges and Universities Authority, Georgia, Revenue Bonds, Mercer University, Refunding Series 2012C., 5.000%, 10/01/20	No Opt. Call	Baa2	613,524
68,970	Total Georgia			69,295,211

	Hawaii – 0.9%

16,030	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Hawaiian Electric Company, Inc. and Subsidiary Projects, Series 2017A., 3.100%, 5/01/26 (Alternative Minimum Tax)	No Opt. Call	A–	15,875,470

	Hawaii State, General Obligation Bonds, Series 2011DZ:
6,295	5.000%, 12/01/18	No Opt. Call	AA+	6,387,222
120	5.000%, 12/01/18 (ETM)	No Opt. Call	N/R (4)	121,763

	Hawaii State, General Obligation Bonds, Series 2013EH.:
3,165	5.000%, 8/01/21	No Opt. Call	AA+	3,464,884
6,850	5.000%, 8/01/21 (ETM)	No Opt. Call	N/R (4)	7,499,038
65	5.000%, 8/01/21 (ETM)	No Opt. Call	N/R (4)	71,159

1,490	Hawaiian Electric Company Inc. and Its Subsidiaries, Special Purpose Revenue Bonds, Department of Budget and Finance of the State of Hawaii, Series 2015., 3.250%, 1/01/25 (Alternative Minimum Tax)	No Opt. Call	A–	1,502,173

5,740	Honolulu City and County, Hawaii, General Obligation Bonds, Refunding Series 2017D., 5.000%, 9/01/30	9/27 at 100.00	Aa1	6,784,508

2,150	Honolulu City and County, Hawaii, Wastewater System Revenue Bonds, First Bond Resolution, Refunding Senior Series 2015B., 5.000%, 7/01/26	7/25 at 100.00	Aa2	2,503,439
41,905	Total Hawaii			44,209,656

	Idaho – 0.5%

7,000	Idaho Health Facilities Authority, Hospital Revenue Bonds, CHE Trinity Health Group, Series 2013ID., 1.800%, 12/01/48 (Mandatory put 11/01/18)	No Opt. Call	AA–	7,003,219

14,440	Nez Perce County, Idaho, Pollution Control Revenue Bonds, Potlatch Corporation Project, Refunding Series 2016., 2.750%, 10/01/24	No Opt. Call	Baa3	14,275,962
21,440	Total Idaho			21,279,181

Nuveen Limited Term Municipal Bond Fund (continued)

Portfolio of Investments    June 30, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Illinois – 12.6%

	Adams County School District 172, Quincy, Illinois, General Obligation Bonds, Series 2016.:
$250	4.000%, 2/01/19 – AGM Insured	No Opt. Call	AA	$253,232
250	4.000%, 2/01/20 – AGM Insured	No Opt. Call	AA	258,040
250	4.000%, 2/01/21 – AGM Insured	No Opt. Call	AA	260,637
580	4.000%, 2/01/22 – AGM Insured	No Opt. Call	AA	610,201
1,290	5.000%, 2/01/25 – AGM Insured	No Opt. Call	AA	1,456,087
1,455	5.000%, 2/01/27 – AGM Insured	2/26 at 100.00	AA	1,643,539

	Bourbonnais, Illinois, Industrial Project Revenue Bonds, Olivet Nazarene University Project, Series 2010:
780	5.000%, 11/01/20 (ETM)	No Opt. Call	N/R (4)	810,389
2,645	5.125%, 11/01/25 (Pre-refunded 11/01/20)	11/20 at 100.00	N/R (4)	2,840,148

423	Cary, Illinois, Special Tax Bonds, Special Service Area 1, Refunding Series 2016., 2.000%, 3/01/22 – BAM Insured	No Opt. Call	AA	409,096

	Cary, Illinois, Special Tax Bonds, Special Service Area 2, Refunding Series 2016.:
320	1.500%, 3/01/19 – BAM Insured	No Opt. Call	AA	318,656
393	1.700%, 3/01/20 – BAM Insured	No Opt. Call	AA	389,141
237	1.700%, 3/01/20 – BAM Insured	No Opt. Call	AA	234,673
480	1.900%, 3/01/21 – BAM Insured	No Opt. Call	AA	468,149
295	2.000%, 3/01/22 – BAM Insured	No Opt. Call	AA	285,303

19,250	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding Series 2017B., 6.750%, 12/01/30, 144A	12/27 at 100.00	B	23,182,390

	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding Series 2017C.:
5,000	5.000%, 12/01/19	No Opt. Call	B	5,119,600
7,080	5.000%, 12/01/20	No Opt. Call	B	7,301,746
8,340	5.000%, 12/01/21	No Opt. Call	B	8,659,756
12,000	5.000%, 12/01/22	No Opt. Call	B	12,529,800

	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding Series 2018A.:
6,000	4.000%, 12/01/20	No Opt. Call	B	6,065,880
3,205	4.000%, 12/01/22	No Opt. Call	B	3,217,788

5,000	Chicago, Illinois, General Airport Revenue Bonds, O’Hare International Airport, Senior Lien Refunding Series 2013A., 5.000%, 1/01/21 (Alternative Minimum Tax)	No Opt. Call	A	5,344,300

	Chicago, Illinois, General Airport Revenue Bonds, O’Hare International Airport, Senior Lien Series 2015B.:
2,755	5.000%, 1/01/20	No Opt. Call	A	2,883,989
1,885	5.000%, 1/01/21	No Opt. Call	A	2,019,551

2,905	Chicago, Illinois, General Obligation Bonds, Modern Schools Arcoss Chicago Program, Series 2007J., 5.000%, 12/01/21 – AMBAC Insured	9/18 at 100.00	BBB+	2,914,587

	Chicago, Illinois, General Obligation Bonds, Project and Refunding Series 2009C.:
1,670	5.000%, 1/01/26	1/19 at 100.00	BBB+	1,680,855
2,395	5.000%, 1/01/27	1/19 at 100.00	BBB+	2,408,939

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Illinois (continued)

	Chicago, Illinois, General Obligation Bonds, Refunding Series 2016C.:
$6,230	5.000%, 1/01/23	No Opt. Call	BBB+	$6,610,217
7,230	5.000%, 1/01/24	No Opt. Call	BBB+	7,726,773
4,205	5.000%, 1/01/25	No Opt. Call	BBB+	4,505,489
1,840	5.000%, 1/01/26	No Opt. Call	BBB+	1,972,903

2,025	Cook County Community College District 508, Illinois, General Obligation Bonds, Chicago City Colleges, Series 2013., 5.000%, 12/01/20	No Opt. Call	A+	2,124,731

	Cook County High School District 212 Leyden, Illinois, General Obligation Bonds, Limited Tax Series 2016C.:
1,000	5.000%, 12/01/23 – BAM Insured	No Opt. Call	AA	1,125,770
1,800	5.000%, 12/01/25 – BAM Insured	12/24 at 100.00	AA	2,029,752

	Cook County Township High School District 225 Northfield, Illinois, General Obligation Bonds, Series 2016A.:
3,905	5.000%, 12/01/19	No Opt. Call	AAA	4,082,209
2,825	5.000%, 12/01/22	No Opt. Call	AAA	3,167,108

4,750	Cook County, Illinois, General Obligation Bonds, Refunding Series 2010A., 5.250%, 11/15/22	11/20 at 100.00	AA–	5,078,795

3,315	Cook County, Illinois, General Obligation Bonds, Refunding Series 2011A., 5.000%, 11/15/18	No Opt. Call	AA–	3,355,841

	Cook County, Illinois, General Obligation Bonds, Refunding Series 2012C.:
3,445	5.000%, 11/15/27	11/22 at 100.00	AA–	3,758,805
3,000	5.000%, 11/15/33	11/22 at 100.00	AA–	3,206,970

	Cook County, Illinois, General Obligation Bonds, Refunding Series 2016A.:
1,800	5.000%, 11/15/18	No Opt. Call	AA–	1,822,176
2,940	5.000%, 11/15/19	No Opt. Call	AA–	3,059,482

	DuPage County School District 58 Downers Grove, Illinois, General Obligation Bonds, Limited Tax Capital Appreciation School Series 2018.:
1,000	0.000%, 12/15/26	No Opt. Call	Aa1	785,350
1,050	0.000%, 12/15/27	No Opt. Call	Aa1	793,202

375	Huntley, Illinois, Special Tax Bonds, Special Service Area 10, Refunding Series 2017., 1.550%, 3/01/19 – BAM Insured	No Opt. Call	AA	373,613

	Huntley, Illinois, Special Tax Bonds, Special Service Area 9, Refunding Series 2017.:
725	1.550%, 3/01/19 – BAM Insured	No Opt. Call	AA	721,520
760	1.800%, 3/01/20 – BAM Insured	No Opt. Call	AA	752,362
795	2.000%, 3/01/21 – BAM Insured	No Opt. Call	AA	776,310
835	2.200%, 3/01/22 – BAM Insured	No Opt. Call	AA	812,163

10,695	Illinois Development Finance Authority, Revenue Bonds, St Vincent de Paul Center Project, Series 2013A., 1.875%, 11/15/39 (Mandatory put 3/01/19)	No Opt. Call	AA+	10,676,391

10,000	Illinois Educational Facilities Authority, Revenue Bonds, University of Chicago, Series 1998B., 1.650%, 7/01/25 (Mandatory put 2/01/19)	No Opt. Call	AA+	9,989,700

19,475	Illinois Finance Authority, Gas Supply Refunding Revenue Bonds, The Peoples Gas Light and Coke Company Project, Series 2010B., 1.875%, 2/01/33 (Mandatory put 8/01/20)	No Opt. Call	Aa3	19,311,800

11,300	Illinois Finance Authority, Midwestern Disaster Area Industrial Development Revenue Bonds, Cargill, Incorporated Project, Series 2012., 1.750%, 11/01/38 (Mandatory put 11/01/21)	No Opt. Call	A	10,942,807

Nuveen Limited Term Municipal Bond Fund (continued)

Portfolio of Investments    June 30, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Illinois (continued)

$1,010	Illinois Finance Authority, Revenue Bonds, Advocate Health Care Network, Refunding Series 2014., 5.000%, 8/01/20	No Opt. Call	AA+	$1,075,822

950	Illinois Finance Authority, Revenue Bonds, Alexian Brothers Health System, Series 2010., 5.000%, 2/15/21 (Pre-refunded 2/15/20)	2/20 at 100.00	A– (4)	999,609

10,080	Illinois Finance Authority, Revenue Bonds, Ascension Health Alliance Senior Credit Group, Series 2012E-1., 2.250%, 11/15/42 (Mandatory put 4/29/22)	No Opt. Call	AA+	10,127,779

	Illinois Finance Authority, Revenue Bonds, Ascension Health/fkaPresence Health Network, Series 2016C.:
4,145	5.000%, 2/15/20	No Opt. Call	AA+	4,334,302
5,605	5.000%, 2/15/21	No Opt. Call	AA+	6,044,880
5,430	5.000%, 2/15/22	No Opt. Call	AA+	5,987,498
4,000	5.000%, 2/15/23	No Opt. Call	AA+	4,496,520

	Illinois Finance Authority, Revenue Bonds, Centegra Health System, Series 2012.:
1,090	5.000%, 9/01/18	No Opt. Call	BBB–	1,094,436
930	5.000%, 9/01/19	No Opt. Call	BBB–	955,119
8,665	5.000%, 9/01/27	9/22 at 100.00	BBB–	9,236,457

	Illinois Finance Authority, Revenue Bonds, Centegra Health System, Series 2014A.:
370	5.000%, 9/01/19	No Opt. Call	BBB–	379,994
770	5.000%, 9/01/20	No Opt. Call	BBB–	805,913
350	5.000%, 9/01/21	No Opt. Call	BBB–	371,928
770	5.000%, 9/01/22	No Opt. Call	BBB–	829,791
620	5.000%, 9/01/23	No Opt. Call	BBB–	674,523
2,240	5.000%, 9/01/24	No Opt. Call	BBB–	2,453,248
865	5.000%, 9/01/25	9/24 at 100.00	BBB–	951,907

2,055	Illinois Finance Authority, Revenue Bonds, Children’s Memorial Hospital, Series 2008B., 5.500%, 8/15/21 (Pre-refunded 8/15/18)	8/18 at 100.00	AA (4)	2,064,946

	Illinois Finance Authority, Revenue Bonds, Mercy Health Corporation, Series 2016.:
2,500	5.000%, 12/01/21	No Opt. Call	A3	2,711,625
2,770	5.000%, 12/01/22	No Opt. Call	A3	3,056,252

	Illinois Finance Authority, Revenue Bonds, Northwest Community Hospital, Refunding Series 2016A.:
855	5.000%, 7/01/21	No Opt. Call	A	923,494
1,000	5.000%, 7/01/23	No Opt. Call	A	1,116,700
920	5.000%, 7/01/24	No Opt. Call	A	1,039,646

1,175	Illinois Finance Authority, Revenue Bonds, Northwest Community Hospital, Series 2008A., 5.000%, 7/01/18	No Opt. Call	A	1,175,000

	Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Series 2015A.:
1,715	5.000%, 11/15/20	No Opt. Call	A	1,832,083
1,100	5.000%, 11/15/21	No Opt. Call	A	1,198,274

	Illinois Finance Authority, Revenue Bonds, Rush University Medical Center Obligated Group, Series 2015A.:
1,000	5.000%, 11/15/18	No Opt. Call	A+	1,012,360
1,190	5.000%, 11/15/20	No Opt. Call	A+	1,274,383

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Illinois (continued)

	Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital and Medical Centers, Series 2005.:
$875	5.000%, 8/15/18 (ETM)	No Opt. Call	AA (4)	$878,728
405	5.250%, 8/15/19 (ETM)	No Opt. Call	AA (4)	421,241

830	Illinois Finance Authority, Revenue Bonds, Southern Illinois Healthcare Enterprises, Inc., Refunding Series 2017C., 5.000%, 3/01/25	No Opt. Call	A+	941,851

	Illinois Finance Authority, Revenue Bonds, Swedish Covenant Hospital, Series 2016A.:
1,000	5.000%, 8/15/19	No Opt. Call	BBB	1,029,010
1,400	5.000%, 8/15/21	No Opt. Call	BBB	1,497,328
1,000	5.000%, 8/15/22	No Opt. Call	BBB	1,086,570
1,015	5.000%, 8/15/24	No Opt. Call	BBB	1,127,046
2,000	5.000%, 8/15/25	No Opt. Call	BBB	2,235,520
3,000	5.000%, 8/15/26	No Opt. Call	BBB	3,374,100

	Illinois Finance Authority, Revenue Bonds, University of Chicago, Refunding Series 2014A.:
1,045	5.000%, 10/01/19	No Opt. Call	AA+	1,087,782
2,200	5.000%, 10/01/20	No Opt. Call	AA+	2,354,110

5,345	Illinois Finance Authority, Revenue Bonds, University of Chicago, Series 2012A., 5.000%, 10/01/20	No Opt. Call	AA+	5,719,417

2,590	Illinois Housing Development Authority, Homeowner Mortgage Revenue Bonds, Series 2018A., 3.500%, 8/01/31 (WI/DD, Settling 7/11/18)	8/27 at 100.00	AA	2,579,200

	Illinois Municipal Electric Agency, Power Supply System Revenue Bonds, Refunding Series 2015A.:
3,000	5.000%, 2/01/19	No Opt. Call	A1	3,059,610
4,035	5.000%, 2/01/20	No Opt. Call	A1	4,234,894
10,930	5.000%, 2/01/21	No Opt. Call	A1	11,752,483
5,070	5.000%, 2/01/22	No Opt. Call	A1	5,557,582
2,600	5.000%, 2/01/25	No Opt. Call	A1	2,969,928

	Illinois State, General Obligation Bonds, February Series 2014.:
655	5.000%, 2/01/19	No Opt. Call	BBB	664,812
1,390	5.000%, 2/01/20	No Opt. Call	BBB	1,429,893
4,175	5.000%, 2/01/22	No Opt. Call	BBB	4,385,211

3,320	Illinois State, General Obligation Bonds, January Series 2016., 5.000%, 1/01/21	No Opt. Call	BBB	3,452,468

	Illinois State, General Obligation Bonds, November Series 2017D.:
350	5.000%, 11/01/21	No Opt. Call	BBB	367,465
21,065	5.000%, 11/01/22	No Opt. Call	BBB	22,288,034
31,800	5.000%, 11/01/23	No Opt. Call	BBB	33,780,822
3,785	5.000%, 11/01/24	No Opt. Call	BBB	4,031,555
4,260	3.250%, 11/01/26	No Opt. Call	BBB	3,961,843
15,300	5.000%, 11/01/27	No Opt. Call	BBB	16,333,209

5,000	Illinois State, General Obligation Bonds, October Series 2016., 5.000%, 2/01/21	No Opt. Call	BBB	5,204,500

1,290	Illinois State, General Obligation Bonds, Refunding Series 2007B., 5.250%, 1/01/20	No Opt. Call	BBB	1,330,003

14,720	Illinois State, General Obligation Bonds, Refunding Series 2010., 5.000%, 1/01/24	1/20 at 100.00	BBB	15,049,581

Nuveen Limited Term Municipal Bond Fund (continued)

Portfolio of Investments    June 30, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Illinois (continued)

$4,120	Illinois State, General Obligation Bonds, Refunding Series 2012., 5.000%, 8/01/20	No Opt. Call	BBB	$4,266,136

1,000	Illinois State, General Obligation Bonds, Series 2007A., 5.000%, 6/01/22 – AGM Insured	9/18 at 100.00	AA	1,002,340

	Illinois State, General Obligation Bonds, Series 2013.:
4,190	5.000%, 7/01/21	No Opt. Call	BBB	4,381,776
3,140	5.500%, 7/01/25	7/23 at 100.00	BBB	3,364,510

6,220	Illinois State, Sales Tax Revenue Bonds, Build Illinois, Junior Lien Series 2013., 5.000%, 6/15/19	No Opt. Call	AA–	6,395,280

	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Refunding Senior Lien Series 2014A.:
1,615	5.000%, 12/01/20	No Opt. Call	AA–	1,734,397
1,750	5.000%, 12/01/21	No Opt. Call	AA–	1,922,253
2,100	5.000%, 12/01/22	No Opt. Call	AA–	2,355,255

11,945	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien Series 2014D., 5.000%, 1/01/24	No Opt. Call	AA–	13,620,525

5,115	Kane County Community Unit School District 304 Geneva, Illinois, General Obligation Bonds, Refunding Series 2011., 4.000%, 1/01/19	No Opt. Call	AA+	5,175,715

	Kane County Community Unit School District 304 Geneva, Illinois, General Obligation Bonds, Refunding Series 2016.:
2,500	5.000%, 1/01/26	No Opt. Call	AA+	2,885,925
5,055	5.000%, 1/01/27	1/26 at 100.00	AA+	5,805,819

1,250	Kane, Cook and DuPage Counties School District 46, Elgin, Illinois, General Obligation Bonds, Refunding Series 2015C., 5.000%, 1/01/19	No Opt. Call	AA–	1,270,600

	LaSalle and Bureau Counties High School District 120 LaSalle-Peru, Illinois, General Obligation Bonds, School Building Series 2017.:
980	5.000%, 12/01/21 – BAM Insured	No Opt. Call	AA	1,071,032
1,000	5.000%, 12/01/22 – BAM Insured	No Opt. Call	AA	1,112,620
1,085	5.000%, 12/01/23 – BAM Insured	No Opt. Call	AA	1,228,502
1,235	5.000%, 12/01/26 – BAM Insured	No Opt. Call	AA	1,436,317

	Madison County Community Unit School District 7 Edwardsville, Illinois, General Obligation Bonds, Series 2017A.:
1,250	4.000%, 12/01/18 – BAM Insured	No Opt. Call	AA	1,260,675
3,225	4.000%, 12/01/19 – BAM Insured	No Opt. Call	AA	3,311,978
2,100	4.000%, 12/01/20 – BAM Insured	No Opt. Call	AA	2,181,732

	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds, Series 2017B.:
725	5.000%, 12/15/25	No Opt. Call	BB+	790,794
1,925	5.000%, 12/15/26	No Opt. Call	BB+	2,102,216
360	5.000%, 12/15/27	No Opt. Call	BB+	394,621
1,945	5.000%, 12/15/28	12/27 at 100.00	BB+	2,140,161
650	5.000%, 12/15/30	12/27 at 100.00	BB+	709,813

	Montgomery, Illinois, Lakewood Creek Project Special Assessment Bonds, Series 2018.:
300	2.300%, 3/01/21 – BAM Insured	No Opt. Call	AA	298,995
400	2.450%, 3/01/22 – BAM Insured	No Opt. Call	AA	397,356
400	2.850%, 3/01/24 – BAM Insured	No Opt. Call	AA	392,400

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Illinois (continued)

$1,900	Peoria Public Building Commission, Illinois, School District Facility Revenue Bonds, Peoria County School District 150 Project, Series 2009A., 0.000%, 12/01/22 – AGC Insured	12/18 at 79.62	AA	$1,501,133

	Railsplitter Tobacco Settlement Authority, Illinois, Tobacco Settlement Revenue Bonds, Series 2010.:
11,745	5.000%, 6/01/19	No Opt. Call	A	12,072,098
6,025	5.250%, 6/01/20	No Opt. Call	A	6,383,247
280	5.250%, 6/01/21	No Opt. Call	A	303,948

	Railsplitter Tobacco Settlement Authority, Illinois, Tobacco Settlement Revenue Bonds, Series 2017.:
4,250	5.000%, 6/01/22	No Opt. Call	A	4,673,428
2,000	5.000%, 6/01/23	No Opt. Call	A	2,237,540
2,525	5.000%, 6/01/24	No Opt. Call	A	2,853,528
5,920	5.000%, 6/01/25	No Opt. Call	A	6,749,037

2,750	Regional Transportation Authority, Cook, DuPage, Kane, Lake, McHenry and Will Counties, Illinois, General Obligation Bonds, Series 1990A., 7.200%, 11/01/20 – AMBAC Insured	No Opt. Call	AA	2,945,250

1,545	Regional Transportation Authority, Cook, DuPage, Kane, Lake, McHenry and Will Counties, Illinois, General Obligation Bonds, Series 1994D., 7.750%, 6/01/19 – FGIC Insured	No Opt. Call	AA	1,628,106

	Round Lake, Lake County, Illinois, Special Tax Bonds, Lakewood Grove Special Service Areas 1, 3 & 4, Refunding Series 2017.:
1,009	2.850%, 3/01/22 – BAM Insured	No Opt. Call	AA	1,007,234
1,133	3.200%, 3/01/24 – BAM Insured	No Opt. Call	AA	1,135,889
1,000	3.300%, 3/01/25 – BAM Insured	No Opt. Call	AA	1,001,160
1,258	3.450%, 3/01/26 – BAM Insured	No Opt. Call	AA	1,257,962
1,208	3.600%, 3/01/28 – BAM Insured	3/27 at 100.00	AA	1,207,952

	Southwestern Illinois Development Authority, Health Facility Revenue Bonds, Hospital Sisters Services, Inc. Obligated Group, Series 2017A.:
2,455	5.000%, 2/15/26	No Opt. Call	AA–	2,854,158
3,525	5.000%, 2/15/27	No Opt. Call	AA–	4,135,601

	Springfield, Illinois, Electric Revenue Bonds, Senior Lien Series 2015.:
2,665	5.000%, 3/01/19	No Opt. Call	A	2,720,192
2,495	5.000%, 3/01/20	No Opt. Call	A	2,616,207
2,765	5.000%, 3/01/21	No Opt. Call	A	2,965,463
2,550	5.000%, 3/01/22	No Opt. Call	A	2,785,646

2,415	Sterling, Whiteside County, Illinois, General Obligation Bonds, Alternate Revenue Source, Series 2012., 4.000%, 11/01/19	No Opt. Call	A+	2,483,055

	Will, Grundy, Kendall, LaSalle, Kankakee, Livingston and Cook Counties Community College District 525 Joliet Junior College, Illinois, General Obligation Bond, Series 2008.:
1,090	5.750%, 6/01/26 (Pre-refunded 7/18/18)	7/18 at 100.00	AA (4)	1,091,973
1,035	5.750%, 6/01/27 (Pre-refunded 7/18/18)	7/18 at 100.00	AA (4)	1,036,873

	Winnebago-Boone Counties School District 205 Rockford, Illinois, General Obligation Bonds, Series 2013.:
1,450	0.000%, 2/01/21	No Opt. Call	A+	1,353,140
6,220	0.000%, 2/01/22	No Opt. Call	A+	5,609,196
6,820	0.000%, 2/01/23	No Opt. Call	A+	5,926,853
561,686	Total Illinois			591,084,608

Nuveen Limited Term Municipal Bond Fund (continued)

Portfolio of Investments    June 30, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Indiana – 4.2%

	Carmel Local Public Improvement Bond Bank, Indiana, Multipurpose Revenue Bonds, Series 2016.:
$700	4.000%, 7/15/18	No Opt. Call	AA	$700,615
750	5.000%, 1/15/19	No Opt. Call	AA	764,168
1,215	5.000%, 7/15/19	No Opt. Call	AA	1,258,303
1,000	5.000%, 1/15/20	No Opt. Call	AA	1,050,670
815	5.000%, 7/15/20	No Opt. Call	AA	864,984

	Hamilton Southeastern Consolidated School Building Corporation, Hamilton County, Indiana, First Mortgage Bonds, Refunding Series 2015D.:
1,250	5.000%, 7/15/18	No Opt. Call	AA+	1,251,475
2,250	5.000%, 1/15/19	No Opt. Call	AA+	2,291,535
2,000	5.000%, 1/15/20	No Opt. Call	AA+	2,099,780
1,000	5.000%, 7/15/20	No Opt. Call	AA+	1,064,840

	Hobart Building Corporation, Indiana, First Mortgage Revenue Bonds, Refunding Series 2016.:
1,655	4.000%, 7/15/19	No Opt. Call	AA+	1,693,131
1,890	3.000%, 1/15/20	No Opt. Call	AA+	1,922,981
1,540	4.000%, 7/15/20	No Opt. Call	AA+	1,605,773
1,590	4.000%, 1/15/21	No Opt. Call	AA+	1,670,581
2,200	5.000%, 1/15/22	No Opt. Call	AA+	2,420,110

1,800	Indiana Development Finance Authority, Solid Waste Disposal Revenue Refunding Bonds, Waste Management Inc. Project, Series 2001., 1.750%, 10/01/31 (Mandatory put 10/01/18) (Alternative Minimum Tax)	No Opt. Call	A–	1,799,748

360	Indiana Finance Authority, Educational Facilities Revenue Bonds, Drexel Foundation For Educational Excellence, Inc., Series 2009A., 6.000%, 10/01/21	10/19 at 100.00	B	363,478

635	Indiana Finance Authority, Hospital Revenue Bonds, Beacon Health System Obligated Group, Series 2013A., 5.000%, 8/15/18	No Opt. Call	AA–	637,546

	Indiana Finance Authority, Hospital Revenue Bonds, Floyd Memorial Hospital and Health Services Project, Refunding Series 2010.:
1,495	5.000%, 3/01/19 (ETM)	No Opt. Call	N/R (4)	1,529,460
2,120	5.000%, 3/01/20 (ETM)	No Opt. Call	N/R (4)	2,232,975

	Indiana Finance Authority, Hospital Revenue Bonds, Major Hospital Project, Series 2014A.:
1,075	4.000%, 10/01/20	No Opt. Call	A	1,113,528
435	4.000%, 10/01/21	No Opt. Call	A	455,336
145	5.000%, 10/01/23	No Opt. Call	A	160,677

	Indiana Finance Authority, Hospital Revenue Bonds, Parkview Health System Obligated Group, Refunding Series 2012A.:
845	5.000%, 5/01/19	No Opt. Call	AA–	868,728
20	5.000%, 5/01/19 (ETM)	No Opt. Call	N/R (4)	20,570
745	5.000%, 5/01/20	No Opt. Call	AA–	788,486
20	5.000%, 5/01/20 (ETM)	No Opt. Call	N/R (4)	21,164
45	5.000%, 5/01/20 (ETM)	No Opt. Call	N/R (4)	48,822
1,955	5.000%, 5/01/21	No Opt. Call	AA–	2,120,471

	Indiana Finance Authority, Wastewater Utility Revenue Bonds, CWA Authority Project, Series 2014A.:
535	5.000%, 10/01/18	No Opt. Call	AA	539,601
375	5.000%, 10/01/19	No Opt. Call	AA	390,165
785	5.000%, 10/01/20	No Opt. Call	AA	839,817

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Indiana (continued)

	Indiana Finance Authority, Wastewater Utility Revenue Bonds, CWA Authority Project, Series 2015A.:
$1,400	5.000%, 10/01/19	No Opt. Call	AA	$1,456,616
680	5.000%, 10/01/20	No Opt. Call	AA	727,484
590	5.000%, 10/01/23	No Opt. Call	AA	667,325
1,000	5.000%, 10/01/24	No Opt. Call	AA	1,142,430
1,800	5.000%, 10/01/25	10/24 at 100.00	AA	2,082,258
1,240	5.000%, 10/01/26	10/24 at 100.00	AA	1,429,770
800	5.000%, 10/01/27	10/24 at 100.00	AA	919,928

3,395	Indiana Health Facility Financing Authority, Revenue Bonds, Ascension Health, Series 2005A-10., 1.500%, 11/01/27 (Mandatory put 5/01/20)	No Opt. Call	AA	3,362,238

3,370	Indiana Health Facility Financing Authority, Revenue Bonds, Ascension Health, Series 2005A-4., 1.500%, 10/01/27 (Mandatory put 5/01/20)	No Opt. Call	AA	3,337,480

260	Indiana State University Board of Trustees, Indiana State University Housing and Dining System Revenue Bonds, Series 2014., 4.000%, 4/01/22	No Opt. Call	AA–	277,209

	Indianapolis Local Public Improvement Bond Bank, Indiana, Waterworks Project, Refunding Series 2006.:
1,630	5.500%, 7/01/19 – NPFG Insured	No Opt. Call	AA–	1,691,647
3,690	5.500%, 1/01/20 – NPFG Insured	No Opt. Call	AA–	3,893,245

8,000	Indianapolis Local Public Improvement Bond Bank, Indiana, Waterworks Project, Series 2007B., 5.250%, 7/01/24 – NPFG Insured	No Opt. Call	AA–	9,319,280

10,215	Indianapolis, Indiana, Gas Utility Distribution System Revenue Bonds, Refunding 2nd Lien Series 2017A., 5.000%, 8/15/25	No Opt. Call	AA	11,834,078

	Indianapolis, Indiana, Thermal Energy System Revenue Bonds, Refunding First Lien Series 2014A.:
300	4.000%, 10/01/18	No Opt. Call	A	301,749
285	5.000%, 10/01/19	No Opt. Call	A	296,201
350	5.000%, 10/01/20	No Opt. Call	A	372,845
450	5.000%, 10/01/21	No Opt. Call	A	489,821
460	5.000%, 10/01/22	No Opt. Call	A	510,526
610	5.000%, 10/01/23	No Opt. Call	A	687,055
420	5.000%, 10/01/24	No Opt. Call	A	478,519
505	5.000%, 10/01/25	10/24 at 100.00	A	574,109
760	5.000%, 10/01/26	10/24 at 100.00	A	862,600

	Indianapolis, Indiana, Thermal Energy System Revenue Bonds, Refunding First Lien Series 2016A.:
1,910	5.000%, 10/01/21	No Opt. Call	A	2,079,016
4,400	5.000%, 10/01/22	No Opt. Call	A	4,879,512
10,000	5.000%, 10/01/23	No Opt. Call	A	11,279,000

550	Knox County, Indiana, Economic Development Revenue and Refunding Bonds, Good Samaritan Hospital Project, Series 2012A., 3.000%, 4/01/19	No Opt. Call	Baa3	551,639

11,500	Mount Vernon, Indiana, Environmental Improvement Revenue Bonds, Southern Indiana Gas and Electric Company Project, Refunding Series 2015, 2.375%, 9/01/55 (Mandatory put 9/01/20) (Alternative Minimum Tax)	No Opt. Call	Aa3	11,443,420

1,000	Richmond Hospital Authority, Indiana, Revenue Bonds, Reid Hospital Project, Refunding Series 2015A., 5.000%, 1/01/22	No Opt. Call	A	1,082,810

2,665	Rockport, Indiana, Pollution Control Revenue Refunding Bonds, Indiana Michigan Power Company Project, Series 2008D., 2.050%, 4/01/25 (Mandatory put 6/01/21)	No Opt. Call	A–	2,669,477

Nuveen Limited Term Municipal Bond Fund (continued)

Portfolio of Investments    June 30, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Indiana (continued)

$13,000	Rockport, Indiana, Pollution Control Revenue Refunding Bonds, Indiana Michigan Power Company, Series 2002A., 2.750%, 6/01/25	No Opt. Call	A–	$12,967,370

	Vanderburgh County, Indiana, Redevelopment District Tax Increment Revenue bonds, Refunding Series 2014.:
520	4.000%, 2/01/19	No Opt. Call	A	527,082
800	5.000%, 2/01/20	No Opt. Call	A	839,248
640	5.000%, 2/01/21	No Opt. Call	A	683,494
1,595	4.000%, 2/01/24	No Opt. Call	A	1,718,820

7,500	Warrick County, Indiana, Environmental Improvement Revenue Bonds, Southern Indiana Gas and Electric Company, Series 2015., 2.375%, 9/01/55 (Mandatory put 9/01/20) (Alternative Minimum Tax)	No Opt. Call	Aa3	7,463,100

32,285	Whiting, Indiana, Environmental Facilities Revenue Bonds, BP Products North America Inc. Project, Series 2008., 1.850%, 6/01/44 (Mandatory put 10/01/19)	No Opt. Call	A1	32,205,579

10,000	Whiting, Indiana, Environmental Facilities Revenue Bonds, BP Products North America Inc. Project, Series 2015., 5.000%, 11/01/45 (Mandatory put 11/01/22) (Alternative Minimum Tax)	No Opt. Call	A1	11,119,000

10,320	Whiting, Indiana, Environmental Facilities Revenue Bonds, BP Products North America Inc. Project, Series 2016A., 5.000%, 3/01/46 (Mandatory put 3/01/23) (Alternative Minimum Tax)	No Opt. Call	A1	11,496,274

	Zionsville Community Schools Building Corporation, Indiana, First Mortgage Bonds, Refunding Series 2014B.:
2,020	3.000%, 7/15/19	No Opt. Call	AA	2,049,694
1,255	4.000%, 1/15/20	No Opt. Call	AA	1,299,276
187,415	Total Indiana			197,657,742

	Iowa – 0.7%

	Fort Dodge Community School District, Webster County, Iowa, School Infrastructure Sales, Services, and Use Tax Revenue Bonds, Series 2011.:
1,330	5.000%, 1/01/19 – AGM Insured (ETM)	No Opt. Call	AA (4)	1,353,114
1,380	5.000%, 1/01/20 – AGM Insured (ETM)	No Opt. Call	AA (4)	1,447,965
1,245	5.000%, 1/01/22 (Pre-refunded 1/01/21) – AGM Insured	1/21 at 100.00	AA (4)	1,341,749

	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Series 2013.:
7,270	5.500%, 12/01/22	12/18 at 100.00	B	7,345,172
4,900	5.250%, 12/01/25	12/23 at 100.00	B	5,244,372

	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Series 2016.:
2,000	5.875%, 12/01/26, 144A	12/19 at 104.00	B	2,101,660
4,775	5.875%, 12/01/27, 144A	6/19 at 105.00	B	5,076,350

9,730	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Series 2018A., 5.250%, 12/01/50 (Mandatory put 12/01/33)	12/22 at 103.00	B	10,226,327
32,630	Total Iowa			34,136,709

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Kansas – 0.2%

	Kansas Development Finance Authority, Revenue Bonds, Sisters of Charity of Leavenworth Health Services Corporation, Series 2010A.:
$185	5.000%, 1/01/20	No Opt. Call	AA–	$193,970
200	5.000%, 1/01/23	1/20 at 100.00	AA–	209,516
1,090	5.000%, 1/01/20 (ETM)	No Opt. Call	N/R (4)	1,142,854

1,295	Kansas Development Finance Authority, Revenue Bonds, Sisters of Charity of Leavenworth Health Services Corporation, Series 2010A., 5.000%, 1/01/23 (Pre-refunded 1/01/20)	1/20 at 100.00	N/R (4)	1,357,795

	Topeka Public Building Commission, Kansas, Revenue Bonds, Kansas Department of Administration – 10th and Jackson Projects, Series 2007A.:
2,245	5.000%, 6/01/25 – NPFG Insured	9/18 at 100.00	A+	2,295,715
2,945	5.000%, 6/01/26 – NPFG Insured	9/18 at 100.00	A+	3,011,469

	Wyandotte County/Kansas City Unified Government, Kansas, Utility System Revenue Bonds, Refunding & Improvement Series 2014A.:
625	4.000%, 9/01/18	No Opt. Call	A+	627,606
2,000	5.000%, 9/01/20	No Opt. Call	A+	2,132,820
10,585	Total Kansas			10,971,745

	Kentucky – 2.9%

18,500	Carroll County, Kentucky, Pollution Control Revenue Bonds, Kentucky Utilities Company Project, Refunding Series 2016A., 1.050%, 9/01/42 (Mandatory put 9/01/19)	No Opt. Call	A1	18,326,469

	Kentucky Economic Development Finance Authority, Hospital Revenue Bonds, Owensboro Health, Refunding Series 2017A.:
1,500	5.000%, 6/01/21	No Opt. Call	Baa3	1,587,720
1,375	5.000%, 6/01/22	No Opt. Call	Baa3	1,476,791
6,000	5.000%, 6/01/24	No Opt. Call	Baa3	6,577,320
4,200	5.000%, 6/01/25	No Opt. Call	Baa3	4,629,702

9,705	Kentucky Economic Development Finance Authority, Revenue Bonds, Catholic Health Initiatives, Refunding Series 2009B., 2.700%, 5/01/39 (Mandatory put 11/10/21)	No Opt. Call	BBB+	9,791,860

6,000	Kentucky State Property and Buildings Commission, Revenue Bonds, Project 112, Refunding Series 2016B., 5.000%, 11/01/19	No Opt. Call	A1	6,247,440

3,050	Louisville and Jefferson County Metropolitan Government, Kentucky, General Obligation Bonds, Series 2015A., 5.000%, 12/01/20	No Opt. Call	AAA	3,288,236

	Louisville/Jefferson County Metro Government, Kentucky, Revenue Bonds, Catholic Health Initiatives, Series 2012A.:
5,025	5.000%, 12/01/19	No Opt. Call	BBB+	5,220,774
2,100	3.500%, 12/01/20	No Opt. Call	BBB+	2,155,272
3,025	5.000%, 12/01/23	6/22 at 100.00	BBB+	3,289,748
2,970	5.000%, 12/01/24	6/22 at 100.00	BBB+	3,212,679

4,025	Louisville-Jefferson County Metropolitan Government, Kentucky, Environmental Facilities Revenue, Louisville Gas & Electric Company Project, Refunding Series 2007A., 1.250%, 6/01/33 (Mandatory put 6/03/19)	No Opt. Call	A1	4,003,144

6,500	Louisville-Jefferson County Metropolitan Government, Kentucky, Environmental Facilities Revenue, Louisville Gas & Electric Company Project, Refunding Series 2007B., 1.250%, 6/01/33 (Mandatory put 6/03/19)	No Opt. Call	A1	6,464,705

Nuveen Limited Term Municipal Bond Fund (continued)

Portfolio of Investments    June 30, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Kentucky (continued)

$7,500	Louisville-Jefferson County Metropolitan Government, Kentucky, Pollution Control Revenue Bonds, Louisville Gas and Electric Company Project, Series 2001B., 2.550%, 11/01/27 (Mandatory put 5/03/21) (Alternative Minimum Tax)	No Opt. Call	A1	$7,503,975

10,000	Louisville-Jefferson County Metropolitan Government, Kentucky, Pollution Control Revenue Bonds, Louisville Gas and Electric Company Project, Series 2003A., 1.500%, 10/01/33 (Mandatory put 4/01/19)	No Opt. Call	A1	9,974,900

2,015	Louisville-Jefferson County Metropolitan Government, Kentucky, Pollution Control Revenue Bonds, Louisville Gas and Electric Company Project, Series 2005A., 2.200%, 2/01/35 (Mandatory put 8/01/19)	8/19 at 100.00	A1	2,022,253

	Pikeville, Kentucky, Hospital Revenue Bonds, Pikeville Medical Center, Inc. Project, Improvement and Refunding Series 2011.:
2,670	5.250%, 3/01/19	No Opt. Call	Baa2	2,726,097
1,150	6.000%, 3/01/20	No Opt. Call	Baa2	1,218,724
1,220	6.000%, 3/01/21	No Opt. Call	Baa2	1,324,957

12,750	Public Energy Authority of Kentucky, Gas Supply Revenue Bonds, Series 2018A., 4.000%, 4/01/48 (Mandatory put 4/01/24)	1/24 at 100.37	A3	13,605,143

8,050	Trimble County, Kentucky, Pollution Control Revenue Bonds, Louisville Gas and Electric Company Project, Series 2001B., 2.550%, 11/01/27 (Mandatory put 5/03/21) (Alternative Minimum Tax)	No Opt. Call	N/R	8,058,614

5,765	Trimble County, Kentucky, Pollution Control Revenue Bonds, Louisville Gas and Electric Company Project, Series 2002A., 2.300%, 9/01/26 (Mandatory put 9/01/21)	No Opt. Call	A1	5,756,180

4,955	Warren County, Kentucky, Hospital Refunding Revenue Bonds, Bowling Green-Warren County Community Hospital Corporation, Series 2013., 5.000%, 4/01/23	No Opt. Call	A+	5,460,460
130,050	Total Kentucky			133,923,163

	Louisiana – 4.7%

14,075	De Soto Parrish, Louisiana, Pollution Control Revenue Bonds, Southwestern Electric Power Company Project, Refunding Series 2010., 1.600%, 1/01/19	No Opt. Call	A–	14,103,994

2,140	East Baton Rouge Parish, Louisiana, Sales Tax Revenue Bonds, Road & Street Improvement, Refunding Series 2015., 5.000%, 8/01/22	No Opt. Call	AA–	2,380,408

	Ernest N. Morial-New Orleans Exhibition Hall Authority, Louisiana, Special Tax Bonds, Refunding Series 2014.:
2,500	5.000%, 7/15/19	No Opt. Call	AA+	2,583,875
2,070	5.000%, 7/15/20	No Opt. Call	AA+	2,199,085

	Louisiana Citizens Property Insurance Corporation, Assessment Revenue Bonds, Refunding Series 2015.:
2,350	5.000%, 6/01/19	No Opt. Call	A1	2,420,430
2,095	5.000%, 6/01/20	No Opt. Call	A1	2,219,129
2,075	5.000%, 6/01/21 – AGM Insured	No Opt. Call	AA	2,251,375
2,595	5.000%, 6/01/22 – AGM Insured	No Opt. Call	AA	2,879,204

	Louisiana Citizens Property Insurance Corporation, Assessment Revenue Bonds, Refunding Series 2016A:
33,390	5.000%, 6/01/23	No Opt. Call	A1	37,685,624
9,000	5.000%, 6/01/24	No Opt. Call	A1	10,287,540

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Louisiana (continued)

	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, East Baton Rouge Parish Road Improvements Project, Series 2015.:
$1,545	5.000%, 8/01/19	No Opt. Call	AA	$1,600,388
2,245	5.000%, 8/01/24	No Opt. Call	AA	2,555,528

350	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Livingston Parish North Park Project, Series 2008., 6.100%, 10/01/19	10/18 at 100.00	AA–	353,903

2,700	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Southgate Suites Retail Project, Series 2007A., 6.500%, 12/15/18 (6)	No Opt. Call	N/R	1,890,000

28,915	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Westlake Chemical Corporation Projects, Refunding Series 2017., 3.500%, 11/01/32	11/27 at 100.00	BBB	28,582,478

	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Woman’s Hospital Foundation Project, Refunding Series 2017A.:
1,000	3.000%, 10/01/22	No Opt. Call	A	1,027,310
1,800	5.000%, 10/01/23	No Opt. Call	A	2,022,660
1,070	5.000%, 10/01/24	No Opt. Call	A	1,213,134
1,500	4.000%, 10/01/25	No Opt. Call	A	1,614,180

	Louisiana Public Facilities Authority, Revenue Bonds, Hurricane Recovery Program, Refunding Series 2014.:
1,785	5.000%, 6/01/19	No Opt. Call	A1	1,837,997
5,015	5.000%, 6/01/20	No Opt. Call	A1	5,308,277

1,040	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project, Refunding Series 2017., 5.000%, 5/15/22	No Opt. Call	A3	1,145,321

	Louisiana Public Facilities Authority, Revenue Bonds, Tulane University, Refunding Series 2016A.:
1,180	5.000%, 12/15/20	No Opt. Call	A	1,267,155
1,630	5.000%, 12/15/21	No Opt. Call	A	1,788,778

	Louisiana Public Facilities Authority, Revenue Bonds, University of New Orleans Research and Technology Foundation, Inc.- Student Housing Project, Refunding Series 2014.:
585	5.000%, 9/01/21 – AGM Insured	No Opt. Call	AA	637,919
580	5.000%, 9/01/22 – AGM Insured	No Opt. Call	AA	646,178
1,445	5.000%, 9/01/23 – AGM Insured	No Opt. Call	AA	1,640,581
1,565	5.000%, 9/01/24 – AGM Insured	No Opt. Call	AA	1,789,953

	Louisiana Stadium and Exposition District, Revenue Refunding Bonds, Senior Lien Series 2013A.:
620	5.000%, 7/01/18	No Opt. Call	AA–	620,000
1,600	5.000%, 7/01/19	No Opt. Call	AA–	1,649,440
1,115	5.000%, 7/01/20	No Opt. Call	AA–	1,184,141
7,245	5.000%, 7/01/26	7/23 at 100.00	AA–	8,130,267

	Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Refunding Second Lien Series 2017C.:
2,520	5.000%, 5/01/29	11/27 at 100.00	AA	2,960,950
3,000	5.000%, 5/01/30	11/27 at 100.00	AA	3,514,200
3,070	5.000%, 5/01/31	11/27 at 100.00	AA	3,588,001

Nuveen Limited Term Municipal Bond Fund (continued)

Portfolio of Investments    June 30, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Louisiana (continued)

	Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Refunding Series 2012A-1.:
$80	5.000%, 5/01/19	No Opt. Call	AA	$82,253
95	5.000%, 5/01/20	No Opt. Call	AA	100,740
3,570	5.000%, 5/01/21	No Opt. Call	AA	3,873,200

7,000	Louisiana State, General Obligation Bonds, Refunding Series 2014C., 5.000%, 8/01/22	No Opt. Call	AA–	7,792,120

900	Louisiana State, General Obligation Bonds, Series 2012A., 5.000%, 8/01/19 (ETM)	No Opt. Call	N/R (4)	932,454

6,245	Louisiana State, General Obligation Bonds, Series 2015A., 5.000%, 5/01/23	No Opt. Call	AA–	7,062,970

	New Orleans, Louisiana, General Obligation Bonds, Refunding Series 2012.:
2,860	5.000%, 12/01/19	No Opt. Call	AA–	2,984,038
2,500	5.000%, 12/01/20	No Opt. Call	AA–	2,680,525
3,600	5.000%, 12/01/21	No Opt. Call	AA–	3,940,631

	New Orleans, Louisiana, General Obligation Bonds, Refunding Series 2015.:
885	4.000%, 12/01/18	No Opt. Call	AA–	893,469
1,025	4.000%, 12/01/19	No Opt. Call	AA–	1,055,248
1,500	5.000%, 12/01/20	No Opt. Call	AA–	1,608,315
2,000	5.000%, 12/01/21	No Opt. Call	AA–	2,189,240

7,900	New Orleans, Louisiana, General Obligation Bonds, Series 1998., 5.500%, 12/01/21 – FGIC Insured	No Opt. Call	A+	8,451,894

	New Orleans, Louisiana, Sewerage Service Revenue Bonds, Series 2015.:
1,000	5.000%, 6/01/24	No Opt. Call	A	1,143,060
525	5.000%, 6/01/26	6/25 at 100.00	A	599,587

1,100	New Orleans, Louisiana, Water Revenue Bonds, Refunding Series 2014., 5.000%, 12/01/19	No Opt. Call	A–	1,147,707

6,410	Saint Charles Parish, Louisiana, Gulf Opportunity Zone Revenue Bonds, Valero Project, Series 2010., 4.000%, 12/01/40 (Mandatory put 6/01/22)	No Opt. Call	BBB	6,797,997

2,295	Shreveport, Louisiana, General Obligation Bonds, Series 2014., 5.000%, 9/01/21	No Opt. Call	A	2,492,324

	Shreveport, Louisiana, Revenue Bonds, Independence Stadium Project, Refunding Series 2016:
580	5.000%, 3/01/19 – BAM Insured	No Opt. Call	AA	592,441
1,000	3.000%, 3/01/21 – BAM Insured	No Opt. Call	AA	1,024,730
1,000	5.000%, 3/01/22 – BAM Insured	No Opt. Call	AA	1,101,280

	Terrebonne Levee and Conservation District, Louisiana, Public Improvement Sales Tax Bonds, Series 2013.:
1,710	5.000%, 7/01/21	No Opt. Call	A+	1,846,475
1,680	5.000%, 7/01/22	No Opt. Call	A+	1,850,822
204,870	Total Louisiana			219,822,923

	Maryland – 1.4%

6,240	Baltimore County, Maryland, General Obligation Bonds, Refunding Consolidated Public Improvement Series 2009., 5.000%, 8/01/18	No Opt. Call	AAA	6,257,783

8,155	Maryland Economic Development Corporation, Revenue Bonds, Constellation Energy Group, Inc. Projects, Adjustable Mode, Refunding Series 2006B., 2.550%, 12/01/25 (Mandatory put 6/01/20)	No Opt. Call	BBB	8,157,936

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Maryland (continued)

	Maryland Economic Development Corporation, Student Housing Revenue Bonds, University of Maryland, College Park Project, Refunding Series 2016.:
$675	4.000%, 6/01/19 – AGM Insured	No Opt. Call	AA	$689,216
660	4.000%, 6/01/20 – AGM Insured	No Opt. Call	AA	686,895

	Maryland Health and Higher Educational Facilities Authority, Maryland, Hospital Revenue Bonds, Meritus Medical Center, Series 2015.:
540	5.000%, 7/01/21	No Opt. Call	BBB+	581,629
1,000	5.000%, 7/01/22	No Opt. Call	BBB+	1,097,270
250	5.000%, 7/01/23	No Opt. Call	BBB+	278,553
500	5.000%, 7/01/24	No Opt. Call	BBB+	564,140

	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Western Maryland Health, Series 2014.:
6,190	5.000%, 7/01/18	No Opt. Call	BBB	6,190,000
4,000	5.000%, 7/01/19	No Opt. Call	BBB	4,119,160

5,155	Maryland State, General Obligation Bonds, State & Local Facilities Loan, Second Series 2008., 5.000%, 7/15/18	No Opt. Call	AAA	5,161,289

27,740	Maryland State, General Obligation Bonds, State & Local Facilities Loan, Second Series 2015A-2., 5.000%, 8/01/20	No Opt. Call	AAA	29,630,204

1,895	Rockville Mayor and Council, Maryland, Economic Development Revenue Bonds, Ingleside King Farm Project, TEMPS 45 Series 2017C-3., 2.500%, 11/01/24	5/19 at 100.00	N/R	1,870,877

1,270	Rockville Mayor and Council, Maryland, Economic Development Revenue Bonds, Ingleside King Farm Project, TEMPS 70 Series 2017C-2., 3.000%, 11/01/25	5/20 at 100.00	N/R	1,265,822

845	Rockville Mayor and Council, Maryland, Economic Development Revenue Bonds, Ingleside King Farm Project, TEMPS 85 Series 2017C-1., 3.500%, 11/01/26	5/20 at 100.00	N/R	844,365
65,115	Total Maryland			67,395,139

	Massachusetts – 1.5%

1,500	Massachusetts Development Finance Agency Revenue Bonds, CareGroup Issue, Series 2018J-1., 5.000%, 7/01/25	No Opt. Call	A–	1,715,474

	Massachusetts Development Finance Agency Revenue Bonds, CareGroup Issue, Series 2018J-2.:
2,775	5.000%, 7/01/29	7/28 at 100.00	A–	3,209,676
2,750	5.000%, 7/01/30	7/28 at 100.00	A–	3,160,410
2,300	5.000%, 7/01/31	7/28 at 100.00	A–	2,630,579

	Massachusetts Development Finance Agency Revenue Bonds, Lawrence General Hospital Issue, Series 2014A:
595	5.000%, 7/01/19	No Opt. Call	BB+	610,583
375	5.000%, 7/01/20	No Opt. Call	BB+	393,353
555	5.000%, 7/01/21	No Opt. Call	BB+	592,307
690	5.000%, 7/01/22	No Opt. Call	BB+	747,532
625	5.000%, 7/01/23	No Opt. Call	BB+	683,488
735	5.000%, 7/01/24	No Opt. Call	BB+	807,905
795	5.000%, 7/01/25	7/24 at 100.00	BB+	872,036

5,040	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Catholic Health East, Series 2009C., 6.250%, 11/15/32	5/19 at 100.00	AA–	5,243,918

Nuveen Limited Term Municipal Bond Fund (continued)

Portfolio of Investments    June 30, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Massachusetts (continued)

	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Harvard University, Refunding Series 2009A:
$760	5.000%, 11/15/18	No Opt. Call	AAA	$770,093
310	5.000%, 11/15/18 (ETM)	No Opt. Call	N/R (4)	314,108

	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Massachusetts Eye and Ear Infirmary, Series 2010C.:
1,815	5.000%, 7/01/18 (ETM)	No Opt. Call	N/R (4)	1,815,000
1,000	5.000%, 7/01/19 (ETM)	No Opt. Call	N/R (4)	1,033,310
1,000	5.000%, 7/01/20 (ETM)	No Opt. Call	N/R (4)	1,063,220

4,100	Massachusetts Health and Educational Facilities Authority, Variable Rate Demand Revenue Bonds, University of Massachusetts Issue, Series 2000A., 1.150%, 11/01/30 (Mandatory put 4/01/19)	No Opt. Call	Aa2	4,080,648

20,105	Massachusetts State, General Obligation Bonds, Consolidated Loan Series 2014D-1., 1.050%, 8/01/43 (Mandatory put 7/01/20)	No Opt. Call	Aa1	19,810,864

14,000	Massachusetts State, General Obligation Bonds, Refunding Series 2015A., 5.000%, 7/01/23	No Opt. Call	Aa1	15,944,040

2,420	Norwood, Massachusetts, General Obligation Bonds, Municipal Purpose Loan Series 2009A., 4.000%, 8/15/18	No Opt. Call	AA+	2,427,502
64,245	Total Massachusetts			67,926,046

	Michigan – 1.5%

1,500	Detroit-Wayne County Stadium Authority, Michigan, Wayne County Limited Tax General Obligation Bonds, Building Authority Stadium Refunding Series 2012., 5.000%, 10/01/19 – AGM Insured	No Opt. Call	AA	1,545,419

	Marquette, Michigan, Electric Utility System Revenue Bonds, Refunding Series 2016A.:
1,100	5.000%, 7/01/20	No Opt. Call	A	1,164,207
1,100	5.000%, 7/01/21	No Opt. Call	A	1,190,112

1,835	Michigan Finance Authority, Michigan, Revenue Bonds, Trinity Health Credit Group, Refunding Series 2017A., 5.000%, 12/01/21	No Opt. Call	AA–	2,014,335

4,575	Michigan Finance Authority, Revenue Bonds, Ascension Senior Credit Group, Refunding Series 2016E-1., 1.100%, 11/15/46 (Mandatory put 8/15/19)	No Opt. Call	AA+	4,537,211

3,905	Michigan Finance Authority, Unemployment Obligation Assessment Revenue Bonds, Series 2012B., 5.000%, 7/01/21	7/18 at 100.00	AAA	3,911,717

15,000	Michigan Hospital Finance Authority, Revenue Bonds, Ascension Health Senior Credit Group, Refunding Series 2010F-1., 4.000%, 11/15/47 (Mandatory put 6/01/23)	No Opt. Call	AA+	16,141,350

3,000	Michigan Housing Development Authority, Rental Housing Revenue Bonds, Series 2018A., 3.550%, 10/01/33	10/27 at 100.00	AA	3,011,640

	Michigan State Hospital Finance Authority, Revenue Bonds, Trinity Health Care Group, Refunding Series 2008C.:
1,000	5.000%, 12/01/19	No Opt. Call	AA–	1,045,950
1,000	5.000%, 12/01/20	No Opt. Call	AA–	1,074,180
1,000	5.000%, 12/01/21	No Opt. Call	AA–	1,097,730

6,030	Michigan State Trunk Line Fund Refunding Bonds, Series 2009., 5.000%, 11/01/20	11/19 at 100.00	AA+	6,300,626

1,605	Michigan State, General Obligation Bonds, Environmental Program, Series 2009A., 5.500%, 11/01/21 (Pre-refunded 5/01/19)	5/19 at 100.00	Aa1 (4)	1,657,306

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Michigan (continued)

$8,000	Michigan Strategic Fund, Limited Obligation Pollution Control Revenue Refunding Bonds, Detroit Edison Company, Series 1995CC., 1.450%, 9/01/30 (Mandatory put 9/01/21)	No Opt. Call	Aa3	$7,701,200

8,000	Michigan Strategic Fund, Limited Obligation Revenue Bonds, Detroit Edison Project, Refunding Series 2008., 1.450%, 8/01/29 (Mandatory put 9/01/21)	No Opt. Call	Aa3	7,701,200

	Plymouth-Canton Community School District, Wayne and Washtenaw Counties, Michigan, General Obligation Bonds, Refunding Series 2012A.:
1,100	4.000%, 5/01/19	No Opt. Call	Aa1	1,122,341
1,000	5.000%, 5/01/21	No Opt. Call	Aa1	1,083,490

	Plymouth-Canton Community School District, Wayne and Washtenaw Counties, Michigan, General Obligation Bonds, School Building & Site Series 2013A.:
765	5.000%, 5/01/19	No Opt. Call	Aa3	786,803
1,000	5.000%, 5/01/20	No Opt. Call	Aa3	1,058,560

2,525	Royal Oak Hospital Finance Authority, Michigan, Hospital Revenue Bonds, William Beaumont Hospital Obligated Group, Refunding Series 2014D., 5.000%, 9/01/22	No Opt. Call	A+	2,813,103

4,975	Walled Lake Consolidated School District, Oakland County, Michigan, General Obligation Bonds, Refunding Series 2011., 5.000%, 5/01/19	No Opt. Call	Aa1	5,112,609
70,015	Total Michigan			72,071,089

	Minnesota – 0.4%

	Cass Lake Independent School District 115, Minnesota, General Obligation Bonds, School Building Refunding Series 2010A.:
745	4.000%, 2/01/23	2/20 at 100.00	AA+	771,320
1,615	5.000%, 2/01/25	2/20 at 100.00	AA+	1,696,041
1,690	5.000%, 2/01/26	2/20 at 100.00	AA+	1,774,534

1,680	Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds, Refunding Subordinate Lien Series 2014A., 5.000%, 1/01/24	No Opt. Call	A+	1,926,876

4,000	Minnesota State, General Obligation Bonds, State Trunk Highway Series 2009E., 4.500%, 8/01/18	No Opt. Call	AAA	4,009,680

895	Northern Municipal Power Agency, Minnesota, Electric System Revenue Bonds, Series 2013A., 5.000%, 1/01/23	No Opt. Call	A–	1,000,870

5,000	Northern Municipal Power Agency, Minnesota, Electric System Revenue Bonds, Series 2017., 5.000%, 1/01/21	No Opt. Call	A–	5,383,500

2,870	Saint Cloud, Minnesota, Health Care Revenue Bonds, CentraCare Health System, Refunding Series 2014B., 5.000%, 5/01/22	No Opt. Call	AA–	3,177,836
18,495	Total Minnesota			19,740,657

	Mississippi – 0.1%

3,680	Mississippi Hospital Equipment and Facilities Authority, Revenue Bonds, Baptist Memorial Healthcare, Series 2015A., 5.000%, 9/01/24	No Opt. Call	BBB+	4,102,021

Nuveen Limited Term Municipal Bond Fund (continued)

Portfolio of Investments    June 30, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Missouri – 0.9%

	Branson Industrial Development Authority, Missouri, Tax Increment Revenue Bonds, Branson Shoppes Redevelopment Project, Refunding Series 2017A.:
$745	3.000%, 11/01/20	No Opt. Call	N/R	$752,516
765	4.000%, 11/01/22	No Opt. Call	N/R	794,231
755	4.000%, 11/01/23	No Opt. Call	N/R	781,350

	Cape Girardeau County Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Southeasthealth, Series 2017A.:
300	5.000%, 3/01/19	No Opt. Call	BBB–	305,574
325	5.000%, 3/01/20	No Opt. Call	BBB–	339,050

	Metropolitan St. Louis Sewerage District, Missouri, Wastewater System Revenue Bonds, Series 2011B.:
2,520	4.000%, 5/01/23 (Pre-refunded 5/01/21)	5/21 at 100.00	AAA	2,672,132
2,695	4.000%, 5/01/24 (Pre-refunded 5/01/21)	5/21 at 100.00	AAA	2,857,697

	Missouri Health and Educational Facilities Authority, Educational Facilities Revenue Bonds, Saint Louis College of Pharmacy, Series 2013.:
550	5.000%, 5/01/19	No Opt. Call	BBB+	566,830
440	5.000%, 5/01/20	No Opt. Call	BBB+	467,408
1,000	5.000%, 5/01/21	No Opt. Call	BBB+	1,088,970
2,545	4.000%, 5/01/22	No Opt. Call	BBB+	2,734,526
1,320	5.000%, 5/01/23	No Opt. Call	BBB+	1,493,540

	Missouri Joint Municipal Electric Utility Commission, Power Project Revenue Bonds, Plum Point Project, Refunding Series 2014A.:
2,420	5.000%, 1/01/25	No Opt. Call	A	2,777,482
5,000	5.000%, 1/01/26	1/25 at 100.00	A	5,703,200

765	Saint Louis, Missouri, Airport Revenue Bonds, Lambert-St. Louis International Airport, Refunding Series 2013., 5.000%, 7/01/18	No Opt. Call	A–	765,000

	Saint Louis, Missouri, Airport Revenue Bonds, Lambert-St. Louis International Airport, Refunding Series 2015.:
1,700	5.000%, 7/01/20	No Opt. Call	A–	1,802,323
1,725	5.000%, 7/01/21	No Opt. Call	A–	1,870,487
1,000	5.000%, 7/01/22	No Opt. Call	A–	1,106,510
1,085	5.000%, 7/01/23	No Opt. Call	A–	1,219,746

12,055	Saint Louis, Missouri, Airport Revenue Bonds, Lambert-St. Louis International Airport, Series 2005., 5.500%, 7/01/18 – NPFG Insured	No Opt. Call	A–	12,054,999
39,710	Total Missouri			42,153,571

	Montana – 0.6%

28,700	Forsyth, Rosebud County, Montana, Pollution Control Revenue Refunding Bonds, Northwestern Corporation Colstrip Project, Series 2016., 2.000%, 8/01/23	No Opt. Call	A	27,928,830

	Montana Facility Finance Authority, Hospital Revenue Bonds, Benefits Health System Obligated Group, Refunding Series 2016.:
365	5.000%, 2/15/19	No Opt. Call	N/R	372,329
1,295	5.000%, 2/15/21	No Opt. Call	N/R	1,394,573
30,360	Total Montana			29,695,732

	Nebraska – 1.1%

4,580	Douglas County Hospital Authority 2, Nebraska, Hospital Revenue Bonds, Madonna Rehabilitation Hospital Project, Series 2014., 5.000%, 5/15/21	No Opt. Call	BBB+	4,934,262

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Nebraska (continued)

	Douglas County Hospital Authority 3, Nebraska, Health Facilities Revenue Bonds, Nebraska Methodist Health System, Refunding Series 2015.:
$925	4.000%, 11/01/18	No Opt. Call	A–	$931,568
1,000	5.000%, 11/01/22	No Opt. Call	A–	1,107,980

830	Douglas County School District 10 Elkhorn, Nebraska, General Obligation Bonds, Public Schools Series 2012., 5.000%, 6/15/19	No Opt. Call	AA–	857,050

2,520	Lancaster County School District 1, Lincoln, Nebraska, General Obligation Bonds, Refunding Series 2009., 3.000%, 1/15/19	No Opt. Call	AAA	2,541,067

1,000	Lincoln County Hospital Authority 1, Nebraska, Hospital Revenue and Refunding Bonds, Great Plains Regional Medical Center Project, Series 2012., 3.500%, 11/01/27	11/21 at 100.00	A–	1,007,160

1,730	Nebraska Public Power District, General Revenue Bonds, Series 2015A-2., 5.000%, 1/01/24	1/22 at 100.00	A+	1,898,796

1,645	Papio-Missouri River Natural Resources District, Nebraska, Flood Protection and Water Quality Enhancement Revenue Bonds, Series 2017., 5.000%, 12/15/22	6/22 at 100.00	AA	1,827,546

	Public Power Generation Agency, Nebraska, Whelan Energy Center Unit 2 Revenue Bonds, Refunding Series 2015A.:
2,125	5.000%, 1/01/19	No Opt. Call	A2	2,161,189
2,500	5.000%, 1/01/20	No Opt. Call	A2	2,620,850

3,130	University of Nebraska Facilities Corporation, UNMC Cancer Center Bonds, Series 2014A., 5.000%, 2/15/21	No Opt. Call	Aa1	3,389,008

27,660	Washington County, Nebraska, Wastewater and Solid Waste Disposal Facilities Revenue Bonds, Cargill Inc. Project, Variable Rate Demand Series 2012., 2.375%, 9/01/30 (Mandatory put 9/01/20) (Alternative Minimum Tax)	No Opt. Call	A	27,813,789
49,645	Total Nebraska			51,090,265

	Nevada – 0.8%

	Clark County, Nevada, Airport Revenue Bonds, Jet Aviation Fuel Tax, Refunding Series 2013A.:
1,000	5.000%, 7/01/20 (Alternative Minimum Tax)	No Opt. Call	A+	1,057,559
2,000	5.000%, 7/01/21 (Alternative Minimum Tax)	No Opt. Call	A+	2,160,220

10,280	Clark County, Nevada, Airport Revenue Bonds, Junior Subordinate Lien Notes Series 2018A., 5.000%, 7/01/21	No Opt. Call	A+	11,187,724

3,840	Clark County, Nevada, Pollution Control Revenue Bonds, Nevada Power Company Project, Refunding Series 2017., 1.600%, 1/01/36 (Mandatory put 5/21/20)	No Opt. Call	A+	3,806,093

1,825	Humboldt County, Nevada, Pollution Control Revenue Bonds, Sierra Pacific Power Company Projects, Refunding Series 2016A., 1.250%, 10/01/29 (Mandatory put 6/03/19)	No Opt. Call	A+	1,813,612

5,000	Las Vegas Valley Water District, Nevada, General Obligation Bonds, Refunding Series 2011C., 5.000%, 6/01/24	6/21 at 100.00	AA+	5,417,650

10,000	Washoe County, Nevada, Gas Facilities Revenue Bonds, Sierra Pacific Power Company Projects, Refunding Series 2016A., 1.500%, 8/01/31 (Mandatory put 6/03/19) (Alternative Minimum Tax)	No Opt. Call	A+	9,960,200
33,945	Total Nevada			35,403,058

Nuveen Limited Term Municipal Bond Fund (continued)

Portfolio of Investments    June 30, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	New Hampshire – 0.1%

	New Hampshire Health and Education Facilities Authority, Revenue Bonds, Elliot Hospital, Series 2016.:
$450	5.000%, 10/01/18	No Opt. Call	Baa1	$453,199
600	5.000%, 10/01/19	No Opt. Call	Baa1	620,268
1,265	5.000%, 10/01/20	No Opt. Call	Baa1	1,339,256
1,185	5.000%, 10/01/21	No Opt. Call	Baa1	1,278,651
3,500	Total New Hampshire			3,691,374

	New Jersey – 5.4%

3,890	Casino Reinvestment Development Authority, New Jersey, Parking Revenue Bonds, Series 2005A., 5.250%, 6/01/20 – NPFG Insured	9/18 at 100.00	Baa2	3,901,436

1,950	Gloucester County Pollution Control Financing Authority, New Jersey, Pollution Control Revenue Bonds, Logan Project, Refunding Series 2014A., 5.000%, 12/01/24 (Alternative Minimum Tax)	No Opt. Call	BBB–	2,107,307

	Millville, New Jersey, General Obligation Bonds, Improvement Series 2011.:
1,445	5.000%, 11/01/19 – AGM Insured	No Opt. Call	AA	1,510,039
920	5.000%, 11/01/20 – AGM Insured	No Opt. Call	AA	982,661

	New Jersey Economic Development Authority, Cigarette Tax Revenue Refunding Bonds, Series 2012.:
5,000	5.000%, 6/15/19	No Opt. Call	BBB+	5,139,950
245	4.000%, 6/15/19	No Opt. Call	BBB+	249,562
10,990	5.000%, 6/15/20	No Opt. Call	BBB+	11,561,150
2,825	5.000%, 6/15/21	No Opt. Call	BBB+	3,022,948
1,425	5.000%, 6/15/22	No Opt. Call	BBB+	1,549,232
520	5.000%, 6/15/22	No Opt. Call	AA	566,961
6,565	5.000%, 6/15/23	6/22 at 100.00	BBB+	7,103,987
4,520	5.000%, 6/15/24	6/22 at 100.00	BBB+	4,864,786
8,570	5.000%, 6/15/25	6/22 at 100.00	BBB+	9,180,698
6,000	5.000%, 6/15/26	6/22 at 100.00	BBB+	6,406,860
775	4.250%, 6/15/27	6/22 at 100.00	BBB+	798,855

7,190	New Jersey Economic Development Authority, Revenue Bonds, Motor Vehicle Surcharge, Refunding Series 2017A., 3.375%, 7/01/30	7/27 at 100.00	BBB+	7,067,986

25,320	New Jersey Economic Development Authority, School Facilities Construction Bonds, Refunding Series 2015XX., 5.000%, 6/15/21	No Opt. Call	A–	26,952,887

17,000	New Jersey Economic Development Authority, School Facilities Construction Bonds, Refunding Series 2016BBB., 5.000%, 6/15/22	No Opt. Call	A–	18,296,760

	New Jersey Economic Development Authority, Sublease Revenue Bonds, New Jersey Transit Corporation Projects, Refunding Series 2017B.:
5,000	5.000%, 11/01/20	No Opt. Call	A–	5,272,650
5,000	5.000%, 11/01/21	No Opt. Call	A–	5,356,900

1,545	New Jersey Educational Facilities Authority, Revenue Bonds, Montclair State University Issue, Series 2007A., 5.250%, 7/01/21 – NPFG Insured	No Opt. Call	AA	1,620,072

350	New Jersey Educational Facilities Authority, Revenue Bonds, University of Medicine and Dentistry of New Jersey, Refunding Series 2009B., 7.500%, 12/01/32 (Pre-refunded 6/01/19)	6/19 at 100.00	N/R (4)	368,893

	New Jersey Health Care Facilities Financing Authority, New Jersey, Revenue Bonds, Saint Peters University Hospital, Refunding Series 2011.:
4,060	5.000%, 7/01/18	No Opt. Call	BB+	4,060,000
4,260	5.000%, 7/01/19	No Opt. Call	BB+	4,332,803

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	New Jersey (continued)

	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Hackensack University Medical Center, Refunding Series 2010B.:
$1,880	5.000%, 1/01/20 (ETM)	No Opt. Call	N/R (4)	$1,971,161
1,155	5.000%, 1/01/20 (ETM)	No Opt. Call	N/R (4)	1,211,884

210	New Jersey Highway Authority, Senior Revenue Bonds, Garden State Parkway, Series 1989., 6.000%, 1/01/19 – NPFG Insured (ETM)	7/18 at 100.00	N/R (4)	214,733

10,000	New Jersey Transit Corporation, Grant Anticipation Notes, Federal Transit Administration Section 5307 Urbanized Area Formula Funds, Series 2014A., 5.000%, 9/15/18	No Opt. Call	A	10,065,900

	New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Revenue Notes, Series 2016A-2.:
25,000	5.000%, 6/15/21 (Pre-refunded 8/24/18)	8/18 at 100.00	A+ (4)	25,056,250
7,700	5.000%, 6/15/24 (Pre-refunded 8/24/18)	8/18 at 100.00	A+ (4)	7,717,325

9,750	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2010D., 5.000%, 12/15/18	No Opt. Call	A–	9,883,283

6,135	New Jersey Turnpike Authority, Revenue Bonds, Series 2012B., 5.000%, 1/01/19	No Opt. Call	A+	6,240,706

1,125	Parsippany-Troy Hills Township, New Jersey, General Obligation Bonds, Refunding Series 2012., 4.000%, 7/15/20	No Opt. Call	AA	1,176,266

1,700	Passaic Valley Sewer Commissioners, New Jersey, Sewer Revenue Bonds, Series 2010G., 5.750%, 12/01/22	No Opt. Call	A3	1,935,449

4,215	Salem County Pollution Control Financing Authority, New Jersey, Pollution Control Revenue Bonds, Chambers Project, Refunding Series 2014A., 5.000%, 12/01/23 (Alternative Minimum Tax)	No Opt. Call	BBB–	4,532,685

4,850	South Jersey Port Corporation, New Jersey, Marine Terminal Revenue Bonds, Refunding Series 2012Q., 3.000%, 1/01/19	No Opt. Call	Baa1	4,866,587

	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2018A.:
2,345	5.000%, 6/01/22	No Opt. Call	A	2,572,184
1,315	5.000%, 6/01/23	No Opt. Call	A	1,465,370
5,000	5.000%, 6/01/24	No Opt. Call	A	5,638,850
2,040	5.000%, 6/01/25	No Opt. Call	A	2,324,294
4,000	5.000%, 6/01/26	No Opt. Call	A	4,599,080
5,830	5.000%, 6/01/29	6/28 at 100.00	A–	6,785,071
2,610	4.000%, 6/01/37	6/28 at 100.00	A–	2,678,774

17,800	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2018B., 3.200%, 6/01/27	No Opt. Call	BBB+	18,020,542
240,025	Total New Jersey			251,231,777

	New Mexico – 1.9%

11,060	Farmington, New Mexico, Pollution Control Revenue Bonds, Public Service Company of New Mexico San Juan and Four Corners Projects, Refunding Series 2016A., 1.875%, 4/01/33 (Mandatory put 10/01/21)	No Opt. Call	BBB+	10,801,748

26,000	Farmington, New Mexico, Pollution Control Revenue Bonds, Public Service Company of New Mexico San Juan and Four Corners Projects, Refunding Series 2016B., 1.875%, 4/01/33 (Mandatory put 10/01/21)	No Opt. Call	BBB+	25,392,900

Nuveen Limited Term Municipal Bond Fund (continued)

Portfolio of Investments    June 30, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	New Mexico (continued)

$4,000	Farmington, New Mexico, Pollution Control Revenue Bonds, Public Service Company of New Mexico San Juan Project, Refunding Series 2010B., 2.125%, 6/01/40 (Mandatory put 6/01/22)	No Opt. Call	BBB+	$3,919,520

7,285	Farmington, New Mexico, Pollution Control Revenue Bonds, Southern California Edison Company – Four Corners Project, Refunding Series 2005A., 1.875%, 4/01/29 (Mandatory put 4/01/20)	No Opt. Call	Aa3	7,238,449

10,120	Farmington, New Mexico, Pollution Control Revenue Bonds, Southern California Edison Company – Four Corners Project, Refunding Series 2005B., 1.875%, 4/01/29 (Mandatory put 4/01/20)	No Opt. Call	Aa3	10,055,333

15,355	New Mexico Municipal Energy Acquisition Authority, Gas Supply Revenue Bonds, Refunding Sub-Series 2014A., 5.000%, 11/01/39 (Mandatory put 8/01/19)	8/19 at 100.00	Aa2	15,880,295

	San Juan County, New Mexico, Gross Receipts Tax Revenue Bonds, Refunding Series 2015A.:
1,340	5.000%, 6/15/19	No Opt. Call	A+	1,381,232
1,305	5.000%, 6/15/20	No Opt. Call	A+	1,382,582
1,455	5.000%, 6/15/21	No Opt. Call	A+	1,571,167
1,510	5.000%, 6/15/22	No Opt. Call	A+	1,664,292
1,565	5.000%, 6/15/23	No Opt. Call	A+	1,756,149
1,625	5.000%, 6/15/24	No Opt. Call	A+	1,848,291
1,690	5.000%, 6/15/25	No Opt. Call	A+	1,945,190
1,760	5.000%, 6/15/26	6/25 at 100.00	A+	2,012,524
86,070	Total New Mexico			86,849,672

	New York – 5.3%

500	Buffalo and Fort Erie Public Bridge Authority, New York, Toll Bridge System Revenue Bonds, Refunding Series 2014., 5.000%, 1/01/22	No Opt. Call	A+	550,559

	Dormitory Authority of the State of New York, Mental Health Services Facilities Improvement Revenue Bonds, Series 2010A:
1,620	5.000%, 8/15/19	No Opt. Call	AA	1,680,880
5	5.000%, 8/15/19 (ETM)	No Opt. Call	N/R (4)	5,196

1,275	Dormitory Authority of the State of New York, Revenue Bonds, Memorial Sloan-Kettering Cancer Center, Series 2012-1., 5.000%, 7/01/23	1/22 at 100.00	AA	1,405,292

355	Dormitory Authority of the State of New York, Revenue Bonds, NYU Hospitals Center, Series 2014., 5.000%, 7/01/23	No Opt. Call	A–	402,311

	Dormitory Authority of the State of New York, Revenue Bonds, Orange Regional Medical Center Obligated Group, Series 2017.:
1,500	4.000%, 12/01/19, 144A	No Opt. Call	BBB–	1,534,545
1,000	4.000%, 12/01/20, 144A	No Opt. Call	BBB–	1,035,820
1,200	4.000%, 12/01/21, 144A	No Opt. Call	BBB–	1,254,480
1,000	5.000%, 12/01/22, 144A	No Opt. Call	BBB–	1,095,020
2,000	5.000%, 12/01/23, 144A	No Opt. Call	BBB–	2,218,400

	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General Purpose Series 2012A:
12,280	5.000%, 12/15/21	No Opt. Call	AAA	13,584,259
5	5.000%, 12/15/21 (ETM)	No Opt. Call	N/R (4)	5,538

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	New York (continued)

	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2000A.:
$400	0.000%, 6/01/19 – AGM Insured	No Opt. Call	AA	$393,772
515	0.000%, 6/01/21 – AGM Insured	No Opt. Call	AA	482,524
640	0.000%, 6/01/22 – AGM Insured	No Opt. Call	AA	583,437
1,315	0.000%, 6/01/23 – AGM Insured	No Opt. Call	AA	1,162,828

	Long Island Power Authority, New York, Electric System Revenue Bonds, Refunding Series 2009A:
3,805	5.000%, 4/01/19 (ETM)	No Opt. Call	A– (4)	3,906,289
1,250	5.500%, 4/01/22 (Pre-refunded 4/01/19)	4/19 at 100.00	A– (4)	1,287,888

1,000	Long Island Power Authority, New York, Electric System Revenue Bonds, Series 2012B., 5.000%, 9/01/21	No Opt. Call	A–	1,093,680

25,000	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Bond Anticipation Note Series 2018B-1, Subseries A-J., 5.000%, 5/15/20	No Opt. Call	SP-1+	26,468,500

10,000	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Bond Anticipation Note Series 2018B-2, Subseries A-E., 5.000%, 5/15/21	No Opt. Call	SP-1+	10,806,100

10,000	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Bond Anticipation Series 2017C-2A., 4.000%, 5/15/19	No Opt. Call	SP-1+	10,206,200

5,135	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Refunding Series 2012H., 5.000%, 11/15/20	No Opt. Call	AA–	5,526,338

	Nassau County Local Economic Assistance Corporation, New York, Revenue Bonds, Catholic Health Services of Long Island Obligated Group Project, Series 2014B.:
2,010	5.000%, 7/01/23	No Opt. Call	A–	2,247,562
1,030	5.000%, 7/01/24	No Opt. Call	A–	1,165,167
650	5.000%, 7/01/25	7/24 at 100.00	A–	731,848
1,000	5.000%, 7/01/26	7/24 at 100.00	A–	1,119,460
1,500	5.000%, 7/01/27	7/24 at 100.00	A–	1,673,055

	New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds, Sustainable Neighborhood Series 2018C-2A.:
3,500	2.200%, 11/01/21	11/20 at 100.00	AA+	3,500,735
34,500	2.350%, 7/01/22	3/21 at 100.00	AA+	34,508,280

13,490	New York City, New York, General Obligation Bonds, Fiscal 2008 Series J-4., 5.000%, 8/01/24	No Opt. Call	Aa2	15,619,262

14,290	New York State Energy Research and Development Authority, Pollution Control Revenue Bonds, New York State Electric and Gas Corporation, Series 2005A., 2.375%, 7/01/26 (Mandatory put 5/01/20) (Alternative Minimum Tax)	No Opt. Call	A–	14,354,734

5,000	New York State Energy Research and Development Authority, Pollution Control Revenue Bonds, Rochester Gas and Electric Corporation, Series 2004A., 2.875%, 5/15/32	No Opt. Call	A1	5,007,850

50,000	New York State Energy Research and Development Authority, Pollution Control Revenue Bonds, Rochester Gas and Electric Corporation, Series 2004B., 3.000%, 5/15/32 (Mandatory put 7/01/25) (Alternative Minimum Tax)	No Opt. Call	A1	50,094,000

Nuveen Limited Term Municipal Bond Fund (continued)

Portfolio of Investments    June 30, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	New York (continued)

$5,775	New York State Thruway Authority, General Revenue Junior Indebtedness Obligations, Series 2013A., 5.000%, 5/01/19	No Opt. Call	A–	$5,940,569

8,150	New York State Urban Development Corporation, State Personal Income Tax Revenue Bonds, Series 2009C., 5.000%, 12/15/18	No Opt. Call	AAA	8,288,876

	Suffolk County Economic Development Corporation, New York, Revenue Bonds, Catholic Health Services of Long Island Obligated Group Project, Series 2014.:
500	5.000%, 7/01/25	7/24 at 100.00	A–	562,960
500	5.000%, 7/01/27	7/24 at 100.00	A–	557,685

	TSASC Inc., New York, Tobacco Settlement Asset-Backed Bonds, Fiscal 2017 Series A.:
1,285	5.000%, 6/01/20	No Opt. Call	A	1,355,418
3,000	5.000%, 6/01/21	No Opt. Call	A	3,231,150
2,500	5.000%, 6/01/22	No Opt. Call	A	2,736,325
3,335	5.000%, 6/01/23	No Opt. Call	A	3,709,854
1,900	5.000%, 6/01/26	No Opt. Call	A	2,194,728

	Yonkers, New York, General Obligation Bonds, Refunding Series 2012C.:
2,440	3.000%, 8/15/22	No Opt. Call	A	2,500,878
2,510	3.000%, 8/15/23	No Opt. Call	A	2,561,404
240,665	Total New York			250,351,656

	North Carolina – 0.4%

	North Carolina Municipal Power Agency 1, Catawba Electric Revenue Bonds, Refunding Series 2015A.:
2,065	5.000%, 1/01/25	No Opt. Call	A	2,384,744
3,005	5.000%, 1/01/26	No Opt. Call	A	3,506,595
2,800	5.000%, 1/01/27	1/26 at 100.00	A	3,246,656

	North Carolina State, Capital Improvement Limited Obligation Bonds, Series 2009A.:
1,080	5.000%, 5/01/19	No Opt. Call	AA+	1,111,234
5,205	5.000%, 5/01/20	5/19 at 100.00	AA+	5,351,573

3,605	North Carolina State, Capital Improvement Limited Obligation Bonds, Series 2009A., 5.000%, 5/01/21 (Pre-refunded 5/01/19)	5/19 at 100.00	AA+ (4)	3,709,257

235	Wilmington, North Carolina, Limited Obligation Bonds, Refunding Series 2014A., 5.000%, 6/01/20	No Opt. Call	AA+	249,793
17,995	Total North Carolina			19,559,852

	North Dakota – 0.7%

	Burleigh County, North Dakota, Health Care Revenue Bonds, Saint Alexius Medical Center Project, Series 2014A:
1,115	5.000%, 7/01/21 (ETM)	No Opt. Call	N/R (4)	1,213,108
100	5.000%, 7/01/22 (Pre-refunded 7/01/21)	7/21 at 100.00	N/R (4)	108,799

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	North Dakota (continued)

	Williston, North Dakota, County-Wide Public Safety Sales Tax Revenue Bonds, Series 2015A.:
$1,795	4.000%, 7/15/18	No Opt. Call	A	$1,796,274
1,000	4.000%, 7/15/19	No Opt. Call	A	1,020,240
2,105	4.000%, 7/15/20	No Opt. Call	A	2,181,201
2,185	4.000%, 7/15/21	No Opt. Call	A	2,289,290
2,275	4.000%, 7/15/22	No Opt. Call	A	2,406,040
2,365	5.000%, 7/15/23	7/22 at 100.00	A	2,603,841
2,485	5.000%, 7/15/24	7/22 at 100.00	A	2,728,928
5,485	5.000%, 7/15/25	7/22 at 100.00	A	6,012,383

	Williston, North Dakota, General Obligation Bonds, Refunding Improvement Series 2014.:
725	4.000%, 5/01/19	No Opt. Call	A+	737,006
800	4.000%, 5/01/20	No Opt. Call	A+	826,656
800	4.000%, 5/01/21	No Opt. Call	A+	836,336

6,035	Williston, North Dakota, Sales Tax Revenue Bonds, Series 2013A., 4.000%, 5/01/20 – AGM Insured	9/18 at 100.00	AA	6,045,803
29,270	Total North Dakota			30,805,905

	Ohio – 5.1%

	Akron, Bath and Copley Joint Township Hospital District, Ohio, Hospital Revenue Bonds, Children’s Hospital Medical Center, Improvement & Refunding Series 2012.:
2,000	5.000%, 11/15/21	No Opt. Call	AA–	2,186,839
2,655	5.000%, 11/15/22	5/22 at 100.00	AA–	2,928,014

6,000	Allen County, Ohio, Hospital Facilities Revenue Bonds, Mercy Health, Series 2017A., 5.000%, 8/01/21	No Opt. Call	AA–	6,499,080

20,000	Allen County, Ohio, Hospital Facilities Revenue Bonds, Mercy Health, Series 2017B., 5.000%, 8/01/47 (Mandatory put 5/05/22)	No Opt. Call	A2	22,135,600

	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Senior Lien, Series 2007A-2.:
9,745	5.375%, 6/01/24	9/18 at 100.00	B–	9,745,097
65,830	5.125%, 6/01/24	9/18 at 100.00	B–	65,774,045
5,875	5.875%, 6/01/30	9/18 at 100.00	B–	5,904,375
9,070	5.750%, 6/01/34	9/18 at 100.00	B–	9,081,338

	Chillicothe, Ohio, Hospital Facilities Revenue Bonds, Adena Health System Obligated Group Project, Refunding & Improvement Series 2017.:
1,000	5.000%, 12/01/21	No Opt. Call	A–	1,092,200
1,000	5.000%, 12/01/22	No Opt. Call	A–	1,113,510
1,225	5.000%, 12/01/24	No Opt. Call	A–	1,399,893
1,000	5.000%, 12/01/25	No Opt. Call	A–	1,151,350

	Cleveland, Ohio, Airport System Revenue Bonds, Refunding Series 2016A.:
550	5.000%, 1/01/19 – AGM Insured	No Opt. Call	AA	558,624
725	5.000%, 1/01/20 – AGM Insured	No Opt. Call	AA	758,945
950	5.000%, 1/01/21 – AGM Insured	No Opt. Call	AA	1,017,326

	Cleveland, Ohio, General Obligation Bonds, Series 2011.:
1,470	5.000%, 12/01/19	No Opt. Call	AA+	1,537,752
1,540	5.000%, 12/01/20	12/19 at 100.00	AA+	1,607,021

1,620	Cleveland, Ohio, General Obligation Bonds, Series 2011., 5.000%, 12/01/21 (Pre-refunded 12/01/19)	12/19 at 100.00	AA+ (4)	1,696,999

Nuveen Limited Term Municipal Bond Fund (continued)

Portfolio of Investments    June 30, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Ohio (continued)

$5,515	Cuyahoga County, Ohio, Certificates of Participation, Convention Hotel Project, Series 2014., 5.000%, 12/01/20	No Opt. Call	AA–	$5,921,345

	Fairfield County, Ohio, Hospital Facilities Revenue Bonds, Fairfield Medical Center Project, Series 2013.:
1,015	5.000%, 6/15/19	No Opt. Call	Baa2	1,041,177
1,000	5.000%, 6/15/21	No Opt. Call	Baa2	1,069,770

1,000	Franklin County Convention Facilities Authority, Ohio, Excise Tax and Lease Revenue Bonds, Columbus City & Franklin County Lessees, Refunding Anticipation Series 2014., 5.000%, 12/01/23	No Opt. Call	Aa1	1,136,620

4,395	Franklin County, Ohio, Revenue Bonds, CHE Trinity Health Credit Group, Variable Rate Demand Obligation Series 2013, 1.375%, 12/01/46 (Mandatory put 11/01/18)	No Opt. Call	AA–	4,397,022

	Hamilton County, Ohio, Hospital Facilities Revenue Bonds, Cincinnati Children’s Hospital Medical Center, Refunding Series 2014S.:
1,170	5.000%, 5/15/21	No Opt. Call	AA	1,272,410
340	5.000%, 5/15/22	No Opt. Call	AA	378,032
1,040	5.000%, 5/15/23	No Opt. Call	AA	1,178,809

1,600	Hamilton County, Ohio, Hospital Facilities Revenue Bonds, UC Health, Series 2014., 5.000%, 2/01/20	No Opt. Call	A	1,679,520

	JobsOhio Beverage System, Ohio, Statewide Liquor Profits Revenue Bonds, Senior Lien Series 2013A.:
2,600	5.000%, 1/01/20	No Opt. Call	AA	2,728,050
1,700	5.000%, 1/01/23	No Opt. Call	AA	1,902,640

2,175	Marysville, Union County, Ohio, General Obligation Bonds, Refunding Series 2007., 5.000%, 12/01/20 – AMBAC Insured	No Opt. Call	Aa3	2,262,674

3,035	Montgomery County, Ohio, Revenue Bonds, Catholic Health Initiatives, Series 2008D., 6.125%, 10/01/28	10/18 at 100.00	BBB+	3,065,077

	Muskingum County, Ohio, Hospital Facilities Revenue Bonds, Genesis HealthCare System Obligated Group Project, Series 2013.:
1,000	5.000%, 2/15/19	No Opt. Call	BB+	1,014,990
270	5.000%, 2/15/20	No Opt. Call	BB+	279,577
2,000	5.000%, 2/15/21	No Opt. Call	BB+	2,103,480

5,120	Ohio Air Quality Development Authority, Ohio, Air Quality Development Revenue Bonds, FirstEnergy Generation Corporation Project, Series 2009A., 5.700%, 8/01/20 (6)	No Opt. Call	N/R	2,560,000

4,385	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Corporation Project, Refunding Series 2009B., 3.100%, 3/01/23 (Mandatory put 3/01/19) (6)	No Opt. Call	N/R	2,192,500

3,815	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Corporation Project, Refunding Series 2009C., 5.625%, 6/01/19 (6)	No Opt. Call	N/R	3,652,863

36,850	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Project, Refunding Series 2006A., 3.750%, 12/01/23 (Mandatory put 12/03/18) (6)	No Opt. Call	N/R	18,425,000

1,015	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Corporation Project, Refunding Series 2010A., 0.000%, 7/01/33 (6)	No Opt. Call	N/R	507,500

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Ohio (continued)

$35	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2006B., 0.000%, 1/01/34 (6)	No Opt. Call	N/R	$17,500

2,525	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2008B., 3.625%, 10/01/33 (Mandatory put 4/01/20) (6)	No Opt. Call	N/R	1,262,500

1,040	Ohio Air Quality Development Authority, Ohio, Revenue Bonds, Pratt Paper Ohio, LLC Project, Series 2017., 3.750%, 1/15/28, 144A (Alternative Minimum Tax)	No Opt. Call	N/R	1,057,534

1,220	Ohio Higher Education Facilities Commission, Revenue Bonds, John Carroll University, Series 2014., 2.250%, 9/01/33 (Mandatory put 9/01/18) (Pre-refunded 9/01/18)	9/18 at 100.00	A3 (4)	1,221,098

6,685	Ohio State, General Obligation Bonds, Infrastructure Improvement Series 2013B., 5.000%, 8/01/21	No Opt. Call	AA+	7,307,908

6,460	Ohio State, General Obligation Bonds, Refunding Common Schools Series 2011A., 5.000%, 9/15/21	No Opt. Call	AA+	7,082,938

12,625	Ohio State, General Obligation Bonds, Refunding Common Schools Series 2011C., 5.000%, 9/15/20	No Opt. Call	AA+	13,517,714

5,380	Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2005B., 4.000%, 1/01/34 (Mandatory put 7/01/21) (6)	No Opt. Call	N/R	2,690,000

3,315	Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2006A., 3.000%, 5/15/19 (6)	No Opt. Call	N/R	1,657,500

2,245	Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2006B., 4.000%, 12/01/33 (Mandatory put 6/03/19) (6)	No Opt. Call	N/R	1,122,500

1,175	Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2008B., 3.625%, 10/01/33 (Mandatory put 4/01/20) (6)	No Opt. Call	N/R	587,500

7,135	Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2010A., 3.750%, 7/01/33 (Mandatory put 7/01/20) (6)	No Opt. Call	N/R	3,567,500

200	Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2010C., 4.000%, 6/01/33 (Mandatory put 6/03/19) (6)	No Opt. Call	N/R	100,000

4,365	Upper Arlington City School District, Franklin County, Ohio, General Obligation Bonds, School Facilities & Improvement Series 2018A., 3.000%, 12/01/19	No Opt. Call	AAA	4,453,566

1,000	Western Reserve Port Authority, Ohio, Solid Waste Facility Revenue Bonds, Central Waste Inc., Series 2007A., 6.100%, 7/01/18 (Alternative Minimum Tax) (6)	No Opt. Call	N/R	10
268,700	Total Ohio			240,602,832

Nuveen Limited Term Municipal Bond Fund (continued)

Portfolio of Investments    June 30, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Oklahoma – 2.9%

	Canadian County Educational Facilities Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Mustang Public Schools Project, Series 2012.:
$1,420	4.000%, 9/01/18	No Opt. Call	AA–	$1,426,006
1,435	4.000%, 9/01/19	No Opt. Call	AA–	1,474,104
4,185	4.500%, 9/01/20	No Opt. Call	AA–	4,408,772

	Canadian County Educational Facilities Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Mustang Public Schools Project, Series 2017.:
1,015	3.000%, 9/01/19	No Opt. Call	AA–	1,031,149
3,770	4.000%, 9/01/24	No Opt. Call	AA–	4,095,426

	Cleveland County Educational Facilities Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Moore Public Schools Project, Series 2016.:
6,015	5.000%, 6/01/19	No Opt. Call	A+	6,195,270
6,490	5.000%, 6/01/23	No Opt. Call	A+	7,305,663

	Cleveland County Educational Facilities Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Noble Public Schools Project, Series 2017.:
1,315	4.000%, 9/01/20	No Opt. Call	A	1,372,597
1,250	5.000%, 9/01/29	9/27 at 100.00	A	1,442,413

	Cleveland County Educational Facilities Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Norman Public Schools Project, Series 2014.:
1,870	5.000%, 7/01/18	No Opt. Call	A+	1,870,000
2,655	5.000%, 7/01/19	No Opt. Call	A+	2,741,553

1,000	Comanche County Educational Facilities Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Elgin Public Schools Project, Series 2017A., 5.000%, 12/01/24	No Opt. Call	A	1,140,860

	Creek County Educational Facilities Authority, Oklahoma, Lease Revenue Bonds, Sapulpa Public Schools Project, Series 2015.:
1,955	4.000%, 9/01/18	No Opt. Call	A+	1,962,879
2,150	5.000%, 9/01/20	No Opt. Call	A+	2,288,525
1,000	5.000%, 9/01/23	No Opt. Call	A+	1,129,620

1,755	Garfield County Educational Facilities Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Enid Public Schools Project, Series 2016A., 5.000%, 9/01/26	No Opt. Call	A	2,048,822

	Grady County School Finance Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Minco Public Schools Project, Series 2018.:
1,305	5.000%, 9/01/31	9/28 at 100.00	A–	1,487,883
1,000	5.000%, 9/01/32	9/28 at 100.00	A–	1,138,300
1,195	5.000%, 9/01/33	9/28 at 100.00	A–	1,355,859

	Kay County Public Buildings Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Ponca City Public Schools Project, Series 2016.:
7,860	5.000%, 9/01/18	No Opt. Call	A–	7,902,994
5,015	5.000%, 9/01/20	No Opt. Call	A–	5,319,461
4,395	5.000%, 9/01/21	No Opt. Call	A–	4,746,292

	Okarche Economic Development Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Okarche Public Schools Project, Series 2016.:
1,035	5.000%, 9/01/21	No Opt. Call	A–	1,112,810
1,000	5.000%, 9/01/27	9/26 at 100.00	A–	1,136,810
1,000	5.000%, 9/01/28	9/26 at 100.00	A–	1,132,950

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Oklahoma (continued)

	Oklahoma County Finance Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Midwest City-Del City Public Schools Project, Series 2018.:
$1,500	5.000%, 10/01/21	No Opt. Call	A+	$1,628,805
425	5.000%, 10/01/22	No Opt. Call	A+	470,229

	Oklahoma County Finance Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Western Heights Public Schools Project, Series 2018A.:
1,265	5.000%, 9/01/23	No Opt. Call	A+	1,423,074
3,000	5.000%, 9/01/24	No Opt. Call	A+	3,418,350

	Oklahoma Development Finance Authority, Health System Revenue Bonds, OU Medicine Project, Series 2018B.:
575	5.000%, 8/15/22	No Opt. Call	Baa3	627,118
1,595	5.000%, 8/15/24	No Opt. Call	Baa3	1,776,718
1,850	5.000%, 8/15/25	No Opt. Call	Baa3	2,072,870
1,000	5.000%, 8/15/26	No Opt. Call	Baa3	1,126,220
3,650	5.000%, 8/15/27	No Opt. Call	Baa3	4,134,976
1,000	5.000%, 8/15/28	No Opt. Call	Baa3	1,139,640

1,970	Oklahoma Development Finance Authority, Solid Waste Disposal Revenue Bonds, Series 2004A., 2.375%, 12/01/21	No Opt. Call	A–	1,974,157

	Pontotoc County Educational Facilities Authority, Oklahoma, Facilities Lease Revenue Bonds, Ada Public Schools Project, Series 2014.:
475	4.000%, 9/01/18	No Opt. Call	A–	476,838
525	5.000%, 9/01/19	No Opt. Call	A–	544,147
685	5.000%, 9/01/20	No Opt. Call	A–	725,093
745	5.000%, 9/01/21	No Opt. Call	A–	803,132

	Rogers County Industrial Development Authority, Oklahoma, Capital Improvement Revenue Bonds, Refunding Series 2017.:
765	3.000%, 4/01/21	No Opt. Call	A–	779,558
800	3.000%, 4/01/22	No Opt. Call	A–	816,784
825	3.000%, 4/01/23	No Opt. Call	A–	844,074
850	3.000%, 4/01/24	No Opt. Call	A–	863,915
725	4.000%, 4/01/25	No Opt. Call	A–	772,596
770	4.000%, 4/01/26	4/25 at 100.00	A–	815,222
715	4.000%, 4/01/27	4/25 at 100.00	A–	752,974

	Stillwater Utilities Authority, Oklahoma, Utility System and Sales Tax Revenue Bonds, Series 2014A.:
225	4.000%, 10/01/18	No Opt. Call	AA–	226,440
175	4.000%, 10/01/19	No Opt. Call	AA–	180,086
645	5.000%, 10/01/21	No Opt. Call	AA–	706,327

	Texas County Development Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Guymon Public Schools Project, Series 2018.:
1,370	5.000%, 12/01/19	No Opt. Call	A	1,430,006
1,000	4.000%, 12/01/21	No Opt. Call	A	1,059,160
850	4.000%, 12/01/23	No Opt. Call	A	915,476
1,100	5.000%, 12/01/25	No Opt. Call	A	1,257,762

7,575	Tulsa County Industrial Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Broken Arrow Public Schools Project, Series 2011., 5.000%, 9/01/19	No Opt. Call	AA–	7,869,062

1,555	Tulsa County Industrial Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Broken Arrow Public Schools Project, Series 2012., 4.000%, 9/01/22	No Opt. Call	AA–	1,674,673

Nuveen Limited Term Municipal Bond Fund (continued)

Portfolio of Investments    June 30, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Oklahoma (continued)

	Tulsa County Industrial Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Broken Arrow Public Schools Project, Series 2016.:
$1,065	5.000%, 9/01/22	No Opt. Call	AA–	$1,190,574
6,155	5.000%, 9/01/23	No Opt. Call	AA–	7,007,406

	Tulsa County Industrial Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Glenpool Public Schools Project, Series 2017A.:
570	5.000%, 9/01/22	No Opt. Call	A+	632,153
765	5.000%, 9/01/23	No Opt. Call	A+	864,159
600	5.000%, 9/01/24	No Opt. Call	A+	685,140
1,280	5.000%, 9/01/25	No Opt. Call	A+	1,475,891

	Tulsa County Industrial Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Jenks Public Schools Project, Series 2015.:
2,100	5.000%, 9/01/21	No Opt. Call	AA–	2,298,093
2,000	5.000%, 9/01/22	No Opt. Call	AA–	2,235,820

1,650	Tulsa County Industrial Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Owasso Public Schools Project, Series 2016., 4.000%, 9/01/18	No Opt. Call	A+	1,656,650

	Tulsa County Industrial Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Owasso Public Schools Project, Series 2018.:
1,500	5.000%, 9/01/20	No Opt. Call	A+	1,599,945
1,650	5.000%, 9/01/21	No Opt. Call	A+	1,801,388
1,500	5.000%, 9/01/22	No Opt. Call	A+	1,670,520
1,000	5.000%, 9/01/23	No Opt. Call	A+	1,132,219
125,125	Total Oklahoma			134,822,458

	Oregon – 0.6%

	Clackamas and Washington Counties School District 3JT, Oregon, General Obligation Bonds, Refunding Series 2015.:
11,045	5.000%, 6/15/25	No Opt. Call	AA+	12,903,873
5,000	5.000%, 6/15/26	6/25 at 100.00	AA+	5,848,450

	Clackamas County School District 12, North Clackamas, Oregon, General Obligation Bonds, Series 2017B.:
1,200	5.000%, 6/15/21	No Opt. Call	AA+	1,308,384
2,330	5.000%, 6/15/27	No Opt. Call	AA+	2,786,261
2,000	5.000%, 6/15/28	6/27 at 100.00	AA+	2,381,060

1,770	Gilliam County, Oregon, Solid Waste Disposal Revenue Bonds, Waste Management Inc. Project, Series 2007., 1.500%, 10/01/18	No Opt. Call	A–	1,768,513

1,050	Oregon State Department of Transportation, Highway User Tax Revenue Bonds, Senior Lien Series 2009A., 5.000%, 11/15/22 (Pre-refunded 5/15/19)	5/19 at 100.00	AAA	1,081,784
24,395	Total Oregon			28,078,325

	Pennsylvania – 7.0%

4,400	Allegheny County Sanitary Authority, Pennsylvania, Sewer Revenue Bonds, Refunding Series 2011., 5.000%, 12/01/18 – AGM Insured	No Opt. Call	AA	4,463,359

5,965	Allegheny County, Pennsylvania, General Obligation Bonds, Series 2014C-73., 5.000%, 12/01/19	No Opt. Call	AA–	6,244,222

1,000	Allentown Neighborhood Improvement Zone Development Authority, Pennsylvania, Tax Revenue Bonds, City Center Project, Series 2018., 5.000%, 5/01/23, 144A	No Opt. Call	Ba1	1,076,180

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Pennsylvania (continued)

	Allentown School District, Lehigh County, Pennsylvania, General Obligation Bonds, Refunding Series 2016.:
$1,750	4.000%, 2/15/20 – AGM Insured	No Opt. Call	AA	$1,806,787
1,650	4.000%, 2/15/21 – AGM Insured	No Opt. Call	AA	1,722,947

6,260	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generation Project, Series 2006B., 3.500%, 12/01/35 (Mandatory put 6/01/20) (6)	No Opt. Call	N/R	3,130,000

4,865	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generation Project, Series 2008A., 2.700%, 4/01/35 (6)	No Opt. Call	N/R	2,432,500

1,500	Berks County Industrial Development Authority, Pennsylvania, Health System Revenue Bonds, Tower Health Project, Series 2017., 5.000%, 11/01/27	No Opt. Call	A	1,734,525

2,055	Berks County, Pennsylvania, General Obligation Bonds, Refunding Series 2008., 5.000%, 11/15/21 (Pre-refunded 11/15/18)	11/18 at 100.00	Aa1 (4)	2,082,229

1,000	Capital Region Water, Pennsylvania, Water Revenue Bonds, Series 2018., 5.000%, 7/15/25	No Opt. Call	A+	1,151,270

	Centre County, Pennsylvania, General Obligation Bonds, Series 2012A:
1,080	3.000%, 7/01/19	No Opt. Call	AA	1,095,282
40	3.000%, 7/01/19 (ETM)	No Opt. Call	N/R (4)	40,546

7,910	Coatesville Area School District, Chester County, Pennsylvania, General Obligation Bonds, Series 2014A., 4.000%, 8/15/19 – BAM Insured	No Opt. Call	AA	8,083,704

	Commonwealth Financing Authority, Pennsylvania, State Appropriation Lease Bonds, Master Settlement, Series 2018.:
2,000	5.000%, 6/01/21	No Opt. Call	A1	2,151,180
2,000	5.000%, 6/01/22	No Opt. Call	A1	2,192,200
2,500	5.000%, 6/01/23	No Opt. Call	A1	2,783,450
3,000	5.000%, 6/01/24	No Opt. Call	A1	3,378,060

450	Dallas Area Municipal Authority, Pennsylvania, Revenue Bonds, Misericordia University, Series 2014., 5.000%, 5/01/19	No Opt. Call	Baa3	459,855

500	Delaware County Authority, Pennsylvania, Revenue Bonds, Villanova University, Series 2010., 5.000%, 12/01/18	No Opt. Call	A+	507,200

3,435	Lancaster County, Pennsylvania, General Obligation Bonds, Series 2009A., 5.000%, 11/01/18 – AGM Insured	No Opt. Call	Aa3	3,475,224

13,475	Lehigh County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Bonds, Pennsylvania Power and Light Company, Series 2016A., 1.800%, 9/01/29 (Mandatory put 9/01/22)	No Opt. Call	A1	13,187,982

9,025	Lehigh County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Bonds, Pennsylvania Power and Light Company, Series 2016B., 1.800%, 2/15/27 (Mandatory put 8/15/22)	No Opt. Call	A1	8,869,590

735	Luzerne County Industrial Development Authority, Pennsylvania, Guaranteed Lease Revenue Bonds, Series 2009., 7.500%, 12/15/19 (ETM)	No Opt. Call	N/R (4)	765,951

1,080	Lycoming County Authority, Pennsylvania, Revenue Bonds, Pennsylvania College of Technology, Series 2012., 4.000%, 5/01/19	No Opt. Call	A	1,100,585

1,400	Monroe County Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Pocono Medical Center, Series 2016., 5.000%, 7/01/20	No Opt. Call	A+	1,479,464

Nuveen Limited Term Municipal Bond Fund (continued)

Portfolio of Investments    June 30, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Pennsylvania (continued)

$3,450	Montgomery County Higher Education and Health Authority, Pennsylvania, Hospital Revenue Bonds, Abington Memorial Hospital Obligated Group, Series 2012A., 5.000%, 6/01/23 (Pre-refunded 6/01/22)	6/22 at 100.00	N/R (4)	$3,834,710

	Montgomery County Industrial Development Authority, Pennsylvania, Health System Revenue Bonds, Albert Einstein Healthcare Network Issue, Series 2015A:
1,310	5.000%, 1/15/19	No Opt. Call	Baa3	1,328,419
1,235	5.000%, 1/15/20	No Opt. Call	Baa3	1,280,016

5,000	Montgomery County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Bonds, Exelon Generation Company, LLC Project, Refunding Series 2001B., 2.500%, 10/01/30 (Mandatory put 4/01/20)	No Opt. Call	BBB	5,001,600

6,250	Montgomery County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Bonds, PECO Energy Company Project, Refunding Series 1994A., 2.550%, 6/01/29 (Mandatory put 6/01/20)	No Opt. Call	BBB	6,252,250

5,000	Montgomery County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Bonds, PECO Energy Company Project, Refunding Series 1996A., 2.600%, 3/01/34 (Mandatory put 9/01/20)	No Opt. Call	BBB	5,002,000

7,500	Montgomery County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Bonds, PECO Energy Company Project, Refunding Series 1999A., 2.500%, 10/01/30 (Mandatory put 4/01/20)	No Opt. Call	BBB	7,502,400

504	Northampton County Industrial Development Authority, Pennsylvania, Recovery Revenue Bonds, Northampton Generating Project, Senior Lien Series 2013A0 & AE2., 5.000%, 12/01/23 (cash 5.000%, PIK 5.000%) (6)	9/18 at 100.00	N/R	151,250

77	Northampton County Industrial Development Authority, Pennsylvania, Recovery Revenue Bonds, Northampton Generating Project, Senior Lien Taxable Series 2013B., 5.000%, 12/31/23 (cash 5.000%, PIK 5.000%) (7)	9/18 at 100.00	N/R	23,161

5,945	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, Shippingport Project, First Energy Guarantor., Series 2005A., 3.750%, 12/01/40 (Mandatory put 7/01/20) (6)	No Opt. Call	N/R	2,972,500

3,565	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, Shippingport Project, First Energy Guarantor., Series 2006A., 2.550%, 11/01/41 (Mandatory put 12/03/18) (6)	No Opt. Call	N/R	1,782,500

40,200	Pennsylvania Economic Development Financing Authority, Solid Waste Disposal Revenue Bonds, Waste Management Inc., Project, Series 2009., 1.550%, 12/01/33 (Mandatory put 12/03/18)	No Opt. Call	A–	40,163,016

	Pennsylvania Economic Development Financing Authority, Unemployment Compensation Revenue Bonds, Series 2012B.:
335	5.000%, 1/01/20	7/19 at 100.00	Aaa	346,497
365	5.000%, 7/01/20	7/19 at 100.00	Aaa	377,268
1,030	5.000%, 7/01/21	9/18 at 100.00	Aaa	1,039,404

1,900	Pennsylvania Economic Development Financing Authority, Water Facilities Revenue Bonds, Aqua Pennsylvania, Inc. Project, Series 2008A., 6.750%, 10/01/18 (Alternative Minimum Tax)	No Opt. Call	AA–	1,924,263

2,300	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, AICUP Financing Program-Mount Aloysius College Project, Series 2011R-1., 1.875%, 11/01/41	9/18 at 100.00	A–	2,291,720

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Pennsylvania (continued)

$2,250	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Association of Independent Colleges & Universities of Pennsylvania Financing Program, York College Project, Series 2014T-3., 2.850%, 5/01/34 (Mandatory put 5/01/21)	No Opt. Call	A–	$2,259,090

	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Association of Independent Colleges and Universities of Pennsylvania Financing Program-Messiah College Project, Series 2001-14.:
2,000	2.200%, 11/01/31 (Mandatory put 11/01/21)	No Opt. Call	A	1,967,720
3,500	2.720%, 11/01/31 (Mandatory put 5/01/21)	11/18 at 100.00	A	3,501,015

	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2017-125A.:
3,390	3.000%, 4/01/27 (Alternative Minimum Tax)	No Opt. Call	AA+	3,346,201
3,345	3.050%, 10/01/27 (Alternative Minimum Tax)	4/27 at 100.00	AA+	3,299,742
8,750	3.400%, 10/01/32 (Alternative Minimum Tax)	4/27 at 100.00	AA+	8,623,213

	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Refunding Subordinate Second Series 2016B-2.:
2,390	5.000%, 6/01/21	No Opt. Call	A3	2,590,330
15,000	5.000%, 6/01/22	No Opt. Call	A3	16,618,950
23,660	5.000%, 6/01/23	No Opt. Call	A3	26,657,012
12,485	5.000%, 6/01/24	No Opt. Call	A3	14,175,344
8,095	5.000%, 6/01/24 – AGM Insured	No Opt. Call	AA	9,243,519
5,580	5.000%, 6/01/25	No Opt. Call	A3	6,395,405

17,500	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Refunding Subordinate Series 2016., 5.000%, 6/01/20	No Opt. Call	A3	18,547,200

	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, Refunding Fourteenth Series 2016.:
6,400	5.000%, 10/01/19	No Opt. Call	A	6,653,184
3,475	5.000%, 10/01/20	No Opt. Call	A	3,701,813

1,005	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, Twelfth Series 1990B., 7.000%, 5/15/20 – NPFG Insured (ETM)	No Opt. Call	N/R (4)	1,072,616

1,525	Philadelphia School District, Pennsylvania, General Obligation Bonds, Series 2011D., 5.000%, 9/01/18	No Opt. Call	A+	1,533,342

	Pittsburgh Public Parking Authority, Pennsylvania, Parking System Revenue Bonds, Refunding Series 2015A.:
1,120	4.000%, 12/01/18	No Opt. Call	A+	1,130,629
2,300	5.000%, 12/01/19	No Opt. Call	A+	2,401,407
3,305	5.000%, 12/01/20	No Opt. Call	A+	3,532,351
1,675	5.000%, 12/01/21	No Opt. Call	A+	1,827,710
1,500	5.000%, 12/01/22	No Opt. Call	A+	1,667,595

	Pittsburgh Water and Sewer Authority, Pennsylvania, Water and Sewer System Revenue Bonds, Refunding First Lien Series 2017A.:
1,000	5.000%, 9/01/18 – AGM Insured	No Opt. Call	AA	1,005,770
9,265	5.000%, 9/01/19 – AGM Insured	No Opt. Call	AA	9,626,891

2,285	Quakertown General Authority, Pennsylvania, Health Facilities Revenue USDA Loan Anticipation Notes and Revenue Bonds for LifeQuest Obligated Group, Series 2017A., 3.125%, 7/01/21	7/19 at 100.00	N/R	2,252,530

2,035	Scranton-Lackawanna Health and Welfare Authority, Pennsylvania, University Revenue Bonds, Marywood University, Series 2016., 3.375%, 6/01/26	No Opt. Call	BB+	1,945,419

Nuveen Limited Term Municipal Bond Fund (continued)

Portfolio of Investments    June 30, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Pennsylvania (continued)

$2,505	University of Pittsburgh of the Commonwealth System of Higher Education, Pennsylvania, University Capital Project Bonds, Series 2009B., 5.500%, 9/15/21 (Pre-refunded 3/15/19)	3/19 at 100.00	AA+ (4)	$2,575,691

	Washington County Industrial Development Authority, Pennsylvania, College Revenue Bonds, AICUP Financing Program-Washington and Jefferson College Project, Series 2017-PP5.:
1,045	5.000%, 11/01/21	No Opt. Call	A–	1,132,759
2,410	5.000%, 11/01/22	No Opt. Call	A–	2,654,567
2,530	5.000%, 11/01/23	No Opt. Call	A–	2,819,533
2,665	5.000%, 11/01/24	No Opt. Call	A–	2,996,153
2,550	5.000%, 11/01/25	No Opt. Call	A–	2,886,727
323,581	Total Pennsylvania			327,328,694

	Rhode Island – 0.1%

	Rhode Island Economic Development Corporation, Airport Revenue Bonds, Refunding Series 2013B.:
700	5.000%, 7/01/19	No Opt. Call	BBB+	715,413
1,165	5.000%, 7/01/20	No Opt. Call	BBB+	1,227,840
1,360	5.000%, 7/01/21	No Opt. Call	BBB+	1,462,802

520	Rhode Island Health and Educational Building Corporation, Higher Education Facility Revenue Bonds, University of Rhode Island Auxiliary Enterprise, Refunding Series 2013C., 4.000%, 9/15/18	No Opt. Call	A+	522,605
3,745	Total Rhode Island			3,928,660

	South Carolina – 0.7%

	Greenville County School District, South Carolina, Installment Purchase Revenue Bonds, Building Equity Sooner Series 2012.:
3,375	5.000%, 12/01/21	No Opt. Call	AA	3,707,200
4,910	5.000%, 12/01/22	No Opt. Call	AA	5,495,812

	Greenwood Fifty School Facilities, Inc., South Carolina, Installment Purchase Revenue Bonds, Greenwood School District 50 Project, Refunding Series 2016.:
1,000	4.000%, 12/01/18 – BAM Insured	No Opt. Call	AA	1,008,990
1,745	5.000%, 12/01/19 – BAM Insured	No Opt. Call	AA	1,824,432

	Kershaw County Public Schools Foundation, South Carolina, Installment Purchase Revenue Bonds, Kershaw County School District, Refunding Series 2015.:
925	5.000%, 12/01/18	No Opt. Call	A1	936,664
1,050	5.000%, 12/01/19	No Opt. Call	A1	1,097,796
600	5.000%, 12/01/20	No Opt. Call	A1	641,712

850	McCormick County, South Carolina, Hospital Facilities Revenue Refunding and Improvement Bonds, McCormick Health Care Center Project, Series 2006., 8.000%, 3/01/21 (ETM)	No Opt. Call	N/R (4)	938,766

	South Carolina Jobs-Economic Development Authority, Economic Development Revenue Bonds, FMU Student Housing LLC – Francis Marion University Project, Series 2014A.:
1,020	5.000%, 8/01/22	No Opt. Call	Baa3	1,069,429
1,035	5.000%, 8/01/24	No Opt. Call	Baa3	1,108,847

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	South Carolina (continued)

	South Carolina Jobs-Economic Development Authority, Hospital Revenue Bonds, Palmetto Health, Refunding Series 2013A.:
$1,450	5.250%, 8/01/24 (Pre-refunded 8/01/23)	8/23 at 100.00	BBB+ (4)	$1,670,386
2,850	5.250%, 8/01/25 (Pre-refunded 8/01/23)	8/23 at 100.00	BBB+ (4)	3,283,172
3,500	5.250%, 8/01/26 (Pre-refunded 8/01/23)	8/23 at 100.00	BBB+ (4)	4,031,965
2,000	5.000%, 8/01/27 (Pre-refunded 8/01/23)	8/23 at 100.00	BBB+ (4)	2,280,000

1,750	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Refunding Series 2014C., 5.000%, 12/01/21	No Opt. Call	A+	1,896,335

1,240	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Refunding Series 2016A., 5.000%, 12/01/22	No Opt. Call	A+	1,365,959

	Sumter Two School Facilities, Inc., South Carolina, Installment Purchase Revenue Refunding Bonds, Sumter County School District 2 Project, Series 2016.:
1,500	5.000%, 12/01/19 – BAM Insured	No Opt. Call	AA	1,561,635
1,000	5.000%, 12/01/20 – BAM Insured	No Opt. Call	AA	1,064,649
31,800	Total South Carolina			34,983,749

	South Dakota – 0.1%

770	Deadwood, South Dakota, Certificates of Participation, Refunding Series 2012., 3.000%, 11/01/18	No Opt. Call	A+	773,595

455	South Dakota Building Authority, Revenue Bonds, Series 2013B., 5.000%, 6/01/20	No Opt. Call	AA+	483,110

	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Sanford Health, Series 2014B.:
400	4.000%, 11/01/19	No Opt. Call	A+	412,020
320	4.000%, 11/01/20	No Opt. Call	A+	335,597
500	4.000%, 11/01/21	No Opt. Call	A+	531,695
650	5.000%, 11/01/24	No Opt. Call	A+	747,409

	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Sanford Health, Series 2015.:
650	5.000%, 11/01/20	No Opt. Call	A+	696,423
800	5.000%, 11/01/21	No Opt. Call	A+	876,328
1,130	5.000%, 11/01/22	No Opt. Call	A+	1,262,877
5,675	Total South Dakota			6,119,054

	Tennessee – 1.0%

740	First Utility District of Knox County, Tennessee, Water and Sewer Revenue Bonds, Series 2012A., 4.000%, 12/01/21	No Opt. Call	AAA	790,578

	Harpeth Valley Utilities District, Davidson and Williamson Counties, Tennessee, Utilities Revenue Bonds, Refunding Series 2015.:
2,190	4.000%, 9/01/19	No Opt. Call	AA	2,251,736
1,510	4.000%, 9/01/20	No Opt. Call	AA	1,577,120

	Knox County Health, Educational and Housing Facility Board, Tennessee, Hospital Revenue Bonds, Covenant Health, Refunding Series 2012A.:
1,030	5.000%, 1/01/19	No Opt. Call	A	1,046,356
2,500	5.000%, 1/01/20	No Opt. Call	A	2,612,150
1,500	4.000%, 1/01/21	No Opt. Call	A	1,568,535

Nuveen Limited Term Municipal Bond Fund (continued)

Portfolio of Investments    June 30, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Tennessee (continued)

	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Revenue Bonds, Belmont University Project, Series 2012.:
$250	3.000%, 11/01/18	No Opt. Call	A	$251,250
1,070	4.000%, 11/01/19	No Opt. Call	A	1,103,010
810	4.000%, 11/01/20	No Opt. Call	A	850,055
500	4.000%, 11/01/21	No Opt. Call	A	530,700
1,030	5.000%, 11/01/22	11/21 at 100.00	A	1,120,300

	Metropolitan Government of Nashville-Davidson County, Tennessee, Water and Sewerage Revenue Bonds, Subordinate Lien Refunding Series 2012.:
2,615	5.000%, 7/01/21	No Opt. Call	AA–	2,851,474
1,870	5.000%, 7/01/22	No Opt. Call	AA–	2,083,573

2,500	Shelby County Health, Educational and Housing Facilities Board, Tennessee, Revenue Bonds, Baptist Memorial Healthcare, Series 2004A., 5.000%, 9/01/18	No Opt. Call	BBB+	2,512,900

265	The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series 2006A., 5.250%, 9/01/18	No Opt. Call	A	266,534

23,690	The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series 2017A., 4.000%, 5/01/48 (Mandatory put 5/01/23)	5/23 at 100.43	A3	25,251,407
44,070	Total Tennessee			46,667,678

	Texas – 4.7%

	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien, Series 2016.:
1,040	5.000%, 1/01/21	No Opt. Call	BBB+	1,107,953
1,430	5.000%, 1/01/22	No Opt. Call	BBB+	1,554,410
2,500	5.000%, 1/01/23	No Opt. Call	BBB+	2,765,250
3,560	5.000%, 1/01/24	No Opt. Call	BBB+	3,992,896

	Corpus Christi Business and Job Development Corporation, Texas, Sales Tax Revenue Bonds, Arena Project, Refunding Series 2014.:
1,000	5.000%, 9/01/21	No Opt. Call	AA	1,087,580
650	5.000%, 9/01/22	No Opt. Call	AA	721,149

	Dallas-Fort Worth International Airport, Texas, Joint Revenue Bonds, Refunding Series 2012B.:
2,595	5.000%, 11/01/20	No Opt. Call	A+	2,781,555
5,000	5.000%, 11/01/21	11/20 at 100.00	A+	5,365,400

3,020	Harris County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue Bonds, Memorial Hermann Healthcare System, Series 2014A., 5.000%, 12/01/24	No Opt. Call	A+	3,468,470

9,000	Harris County Metropolitan Transit Authority, Texas, Sales and Use Tax Revenue Bonds, Refunding Series 2015A., 5.000%, 8/15/19	No Opt. Call	AA+	9,345,330

6,105	Harris County, Texas, General Obligation Bonds, Refunding Road Series 2009A., 5.250%, 10/01/18	No Opt. Call	AAA	6,163,486

	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Refunding Second Lien Series 2014C.:
825	5.000%, 11/15/19	No Opt. Call	A3	858,751
575	5.000%, 11/15/20	No Opt. Call	A3	612,053
480	5.000%, 11/15/21	No Opt. Call	A3	519,470

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Texas (continued)

	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Refunding Senior Lien Series 2014A.:
$11,635	5.000%, 11/15/22 – AGM Insured	No Opt. Call	AA	$12,973,723
8,630	5.000%, 11/15/23 – AGM Insured	No Opt. Call	AA	9,785,816
5,205	5.000%, 11/15/24 – AGM Insured	No Opt. Call	AA	5,979,556

2,250	Houston, Texas, Airport System Revenue Bonds, Refunding Subordinate Lien Series 2011B., 5.000%, 7/01/20	No Opt. Call	A+	2,395,463

2,915	Houston, Texas, First Lien Combined Utility System Revenue Bonds, Refunding Series 2014C., 5.000%, 5/15/20	No Opt. Call	AA	3,088,734

	Houston, Texas, General Obligation Bonds, Refunding Public Improvement Series 2009A.:
1,250	5.000%, 3/01/20	3/19 at 100.00	AA	1,277,563
10,315	5.000%, 3/01/20 (Pre-refunded 3/01/19)	3/19 at 100.00	N/R (4)	10,549,357

	Love Field Airport Modernization Corporation, Texas, General Airport Revenue Bonds Series 2015.:
500	5.000%, 11/01/18 (Alternative Minimum Tax)	No Opt. Call	A1	505,535
1,000	5.000%, 11/01/19 (Alternative Minimum Tax)	No Opt. Call	A1	1,042,040
1,000	5.000%, 11/01/20 (Alternative Minimum Tax)	No Opt. Call	A1	1,069,050
1,000	5.000%, 11/01/21 (Alternative Minimum Tax)	No Opt. Call	A1	1,091,030
1,720	5.000%, 11/01/22 (Alternative Minimum Tax)	No Opt. Call	A1	1,910,215
1,455	5.000%, 11/01/23 (Alternative Minimum Tax)	No Opt. Call	A1	1,636,890
1,500	5.000%, 11/01/24 (Alternative Minimum Tax)	No Opt. Call	A1	1,702,185

3,125	Lubbock Health Facilities Development Corporation, Texas, Revenue Bonds, St. Joseph Health System, Refunding Series 2008B., 5.000%, 7/01/18	No Opt. Call	AA–	3,125,000

10,000	Matagorda County Navigation District Number One, Texas, Pollution Control Revenue Refunding Bonds, Central Power and Light Company Project, Series 2009A., 6.300%, 11/01/29	7/19 at 102.00	A–	10,620,500

	McCamey County Hospital District, Texas, General Obligation Bonds, Series 2013.:
430	3.000%, 12/01/18	No Opt. Call	B1	430,882
1,510	4.000%, 12/01/21	No Opt. Call	B1	1,536,289

	North Central Texas Health Facilities Development Corporation, Texas, Revenue Bonds, Children’s Medical Center Dallas Project, Series 2012.:
1,715	5.000%, 8/15/19	No Opt. Call	Aa2	1,776,346
2,785	5.000%, 8/15/21	No Opt. Call	Aa2	3,045,008
2,010	5.000%, 8/15/22	No Opt. Call	Aa2	2,245,431

6,415	North Central Texas Health Facilities Development Corporation, Texas, Revenue Bonds, Children’s Medical Center Dallas Project, Series 2012., 5.000%, 8/15/23 (Pre-refunded 8/15/22)	8/22 at 100.00	Aa2 (4)	7,177,166

7,650	North Texas Tollway Authority, Special Projects System Revenue Bonds, Current Interest Series 2011D., 5.000%, 9/01/24 (Pre-refunded 9/01/21)	9/21 at 100.00	N/R (4)	8,354,336

	North Texas Tollway Authority, System Revenue Bonds, Refunding First Tier, Series 2014A.:
4,030	5.000%, 1/01/22	No Opt. Call	A1	4,433,242
4,945	5.000%, 1/01/23	No Opt. Call	A1	5,552,444
7,045	5.000%, 1/01/24	No Opt. Call	A1	8,041,022

Nuveen Limited Term Municipal Bond Fund (continued)

Portfolio of Investments    June 30, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Texas (continued)

	North Texas Tollway Authority, System Revenue Bonds, Refunding First Tier, Series 2017A.:
$5,000	5.000%, 1/01/23	No Opt. Call	A1	$5,614,200
3,260	5.000%, 1/01/24	1/23 at 100.00	A1	3,656,025
3,000	5.000%, 1/01/27	1/26 at 100.00	A1	3,480,780

5,500	Texas Municipal Gas Acquisition and Supply Corporation III, Gas Supply Revenue Bonds, Series 2012., 5.000%, 12/15/20	No Opt. Call	A3	5,873,450

	Texas Southmost College District, Texas, General Obligation Bonds, Refunding Limited Tax Series 2014A.:
2,560	5.000%, 2/15/19	No Opt. Call	AA–	2,615,219
2,745	5.000%, 2/15/20	No Opt. Call	AA–	2,891,061

	Texas Water Development Board, State Water Implementation Revenue Fund Bonds, Master Trust Taxable Series 2018A.:
7,000	5.000%, 10/15/23	No Opt. Call	AAA	8,009,960
13,040	5.000%, 10/15/24	No Opt. Call	AAA	15,138,136
12,500	5.000%, 10/15/25	No Opt. Call	AAA	14,696,000

6,815	Tyler Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, East Texas Medical Center Regional Healthcare System, Series 2007A., 5.250%, 11/01/18 (ETM)	No Opt. Call	N/R (4)	6,893,303
201,235	Total Texas			220,556,710

	Utah – 0.2%

2,000	Salt Lake County, Utah, Research Facility Revenue Bonds, Huntsman Cancer Foundation, Series 2013A-1., 5.000%, 12/01/33 (Mandatory put 12/15/20) (Pre-refunded 12/17/18)	12/18 at 100.00	N/R (4)	2,031,639

	Utah Associated Municipal Power Systems, Revenue Bonds, Horse Butte Wind Project, Series 2012A.:
515	5.000%, 9/01/18	No Opt. Call	A	517,858
1,250	5.000%, 9/01/19	No Opt. Call	A	1,296,900
1,090	5.000%, 9/01/20	No Opt. Call	A	1,162,147
2,065	5.000%, 9/01/21	No Opt. Call	A	2,249,818
6,920	Total Utah			7,258,362

	Vermont – 0.0%

	Vermont Educational and Health Buildings Financing Agency, Revenue Bonds, University of Vermont Medical Center Project, Series 2016A.:
700	3.000%, 12/01/18	No Opt. Call	A+	703,989
725	4.000%, 12/01/19	No Opt. Call	A+	747,627
1,425	Total Vermont			1,451,616

	Virginia – 1.7%

10,550	Halifax County Industrial Development Authority, Virginia, Recovery Zone Facility Revenue Bonds, Virginia Electric & Power Company Project, Series 2010A., 2.150%, 12/01/41 (Mandatory put 9/01/20)	No Opt. Call	A2	10,552,109

1,000	Hanover County, Virginia, General Obligation Bonds, Refunding & Public Improvement Series 2009., 5.000%, 7/15/19	No Opt. Call	AAA	1,035,850

30,000	Loudoun County Economic Development Authority, Virginia, Lease Revenue Bonds, Metrorail Service District Improvement Silver Line Phase 2 Project, Series 2018., 2.000%, 4/01/22	4/20 at 100.00	AA+	29,881,500

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Virginia (continued)

$6,480	Louisa Industrial Development Authority, Virginia, Pollution Control Revenue Bonds, Virginia Electric and Power Company, Refunding Series 2008A., 1.750%, 11/01/35 (Mandatory put 5/16/19)	No Opt. Call	A2	$6,474,362

1,680	Peninsula Ports Authority of Virginia, Coal Terminal Revenue Bonds, Dominion Terminal Associates Project-DETC Issue, Refunding Series 2003., 1.550%, 10/01/33 (Mandatory put 10/01/19)	No Opt. Call	BBB	1,676,270

	Virginia Small Business Financing Authority, Revenue Bonds, Hampton University, Refunding Series 2014.:
1,000	5.000%, 10/01/18	No Opt. Call	A	1,008,180
1,000	5.000%, 10/01/19	No Opt. Call	A	1,034,650

14,950	Wise County Industrial Development Authority, Virginia, Solid Waste and Sewage Disposal Revenue Bonds, Virginia Electric and Power Company, Series 2009A, 2.150%, 10/01/40 (Mandatory put 9/01/20)	No Opt. Call	A2	14,952,990

11,990	Wise County Industrial Development Authority, Virginia, Solid Waste and Sewage Disposal Revenue Bonds, Virginia Electric and Power Company, Series 2010A., 1.875%, 11/01/40 (Mandatory put 6/01/20)	No Opt. Call	A2	11,930,769

2,790	York County Economic Development Authority, Virginia, Pollution Control Revenue Bonds, Virginia Electric and Power Company Project, Refunding Series 2009A., 1.875%, 5/01/33 (Mandatory put 5/16/19)	No Opt. Call	A2	2,790,586
81,440	Total Virginia			81,337,266

	Washington – 2.8%

10,000	Energy Northwest, Washington, Electric Revenue Bonds, Columbia Generating Station, Refunding Series 2015A., 5.000%, 7/01/23	No Opt. Call	Aa1	11,378,399

5,000	Energy Northwest, Washington, Electric Revenue Bonds, Nuclear Project 1, Refunding Series 2015C., 5.000%, 7/01/25	No Opt. Call	Aa1	5,857,050

9,945	Energy Northwest, Washington, Electric Revenue Bonds, Nuclear Project 1, Refunding Series 2017A., 5.000%, 7/01/27	No Opt. Call	Aa1	11,901,182

	King County Public Hospital District 1, Washington, Limited Tax General Obligation Bonds, Refunding Series 2016.:
6,485	5.000%, 12/01/23	No Opt. Call	A2	7,342,706
7,285	5.000%, 12/01/24	No Opt. Call	A2	8,352,908

	Port of Seattle, Washington, Revenue Bonds, Refunding Intermediate Lien Series 2015B.:
2,010	5.000%, 3/01/19	No Opt. Call	AA–	2,055,788
1,005	5.000%, 3/01/20	No Opt. Call	AA–	1,058,225

	Spokane Public Facilities District, Washington, Hotel, Motel, and Sales Use Tax Revenue Bonds, Refunding Series 2013B.:
1,100	5.000%, 12/01/18	No Opt. Call	A+	1,115,477
1,520	5.000%, 12/01/20	No Opt. Call	A+	1,631,249
2,095	5.000%, 12/01/21	No Opt. Call	A+	2,299,744

3,000	Washington Health Care Facilities Authority, Revenue Bonds, Fred Hutchinson Cancer Research Center, Series 2011A., 5.375%, 1/01/31	1/21 at 100.00	A+	3,195,330

	Washington Health Care Facilities Authority, Revenue Bonds, Fred Hutchinson Cancer Research Center, Series 2015.:
1,500	5.000%, 1/01/21	No Opt. Call	A+	1,603,665
5,730	5.000%, 1/01/22	No Opt. Call	A+	6,254,696
1,950	5.000%, 1/01/24	No Opt. Call	A+	2,196,695
1,310	5.000%, 1/01/25	No Opt. Call	A+	1,488,383

Nuveen Limited Term Municipal Bond Fund (continued)

Portfolio of Investments    June 30, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Washington (continued)

$1,065	Washington Health Care Facilities Authority, Revenue Bonds, PeaceHealth, Refunding Series 2014A., 5.000%, 11/15/21	No Opt. Call	A+	$1,167,038

	Washington Health Care Facilities Authority, Revenue Bonds, Providence Health & Services, Series 2012B.:
10,835	5.000%, 10/01/42 (Mandatory put 10/01/21)	No Opt. Call	AA–	11,850,890
10,000	4.000%, 10/01/42 (Mandatory put 10/01/21)	No Opt. Call	AA–	10,625,000

	Washington Health Care Facilities Authority, Revenue Bonds, Providence Saint Joseph Health, Series 2018B.:
1,250	5.000%, 10/01/25	No Opt. Call	AA–	1,452,250
1,850	5.000%, 10/01/26	No Opt. Call	AA–	2,172,992
3,000	5.000%, 10/01/27	No Opt. Call	AA–	3,563,730
2,000	5.000%, 10/01/28	No Opt. Call	AA–	2,399,300

6,000	Washington State Economic Development Finance Authority, Solid Waste Disposal Revenue Bonds, Waste Management Inc., Series 2008., 2.125%, 6/01/20, 144A	6/19 at 100.00	A–	6,000,240

1,610	Washington State Housing Finance Commission, Non-Profit Housing Revenue Bonds, Bayview Manor Senior Project, TEMPS 70 Series 2016B., 2.800%, 7/01/21, 144A	9/18 at 100.00	N/R	1,605,412

20,175	Washington State, General Obligation Bonds, Refunding Various Purpose Series 2013R-13C., 5.000%, 7/01/21	No Opt. Call	AA+	22,036,546
117,720	Total Washington			130,604,895

	West Virginia – 0.9%

6,210	Mason County, West Virginia, Pollution Control Revenue Bonds, Appalachian Power Company, Series 2003L., 1.625%, 10/01/22 (Mandatory put 10/01/18)	No Opt. Call	A–	6,202,547

3,925	West Virginia Economic Development Authority, Energy Revenue Bonds, Morgantown Energy Associates Project, Refunding Series 2016., 2.875%, 12/15/26 (Alternative Minimum Tax)	No Opt. Call	Baa3	3,869,932

10,590	West Virginia Economic Development Authority, Solid Waste Disposal Facilities Revenue Bonds, Appalachian Power Company – Amos Project, Refunding Series 2015A., 1.900%, 3/01/40 (Mandatory put 4/01/19)	No Opt. Call	A–	10,577,398

6,765	West Virginia Economic Development Authority, Solid Waste Disposal Facilities Revenue Bonds, Appalachian Power Company – Amos Project, Series 2011A., 1.700%, 1/01/41 (Mandatory put 9/01/20) (Alternative Minimum Tax)	No Opt. Call	A–	6,678,408

4,000	West Virginia Economic Development Authority, Solid Waste Disposal Facilities Revenue Bonds, Appalachian Power Company – Amos Project, Series 2009A., 2.625%, 12/01/42 (Mandatory put 6/01/22)	No Opt. Call	A–	4,005,880

4,000	West Virginia Economic Development Authority, Solid Waste Disposal Facilities Revenue Bonds, Appalachian Power Company – Amos Project, Series 2009B., 2.625%, 12/01/42 (Mandatory put 6/01/22)	No Opt. Call	A–	4,005,880

4,095	West Virginia Economic Development Authority, Solid Waste Disposal Facilities Revenue Bonds, Wheeling Power Company – Mitchell Project, Series 2013A., 3.000%, 6/01/37 (Mandatory put 4/01/22) (Alternative Minimum Tax)	No Opt. Call	A–	4,118,014

1,030	West Virginia Hospital Finance Authority, Hospital Revenue Bonds, Charleston Area Medical Center, Series 2014A., 5.000%, 9/01/24	No Opt. Call	Baa1	1,149,346

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	West Virginia (continued)

$135	West Virginia State Building Commission, Lease Revenue Refunding Bonds, Regional Jail and Corrections Facility, Series 1998A., 5.375%, 7/01/18 – AMBAC Insured	No Opt. Call	N/R	$135,000
40,750	Total West Virginia			40,742,405

	Wisconsin – 1.5%

2,100	Public Finance Authority of Wisconsin, Senior Living Facility Revenue Bonds, Mary’s Woods at Marylhurst Inc., TEMPS 50 Series 2017B-3., 3.000%, 11/15/22, 144A	11/18 at 100.00	N/R	2,104,808

980	Public Finance Authority of Wisconsin, Senior Living Facility Revenue Bonds, Mary’s Woods at Marylhurst Inc., TEMPS 70 Series 2017B-2., 3.500%, 11/15/23, 144A	5/19 at 100.00	N/R	988,330

840	Public Finance Authority of Wisconsin, Senior Living Facility Revenue Bonds, Mary’s Woods at Marylhurst Inc., TEMPS 85 Series 2017B-1., 3.950%, 11/15/24, 144A	11/19 at 100.00	N/R	854,204

5,165	Public Finance Authority of Wisconsin, Solid Waste Disposal Revenue Bonds, Waste Management Inc., Refunding Series 2016A-3., 2.000%, 7/01/29 (Mandatory put 6/01/21) (Alternative Minimum Tax)	No Opt. Call	A–	5,078,590

950	Wisconsin Health & Educational Facs Authority, Health Facilities Revenue Bonds, UnityPoint Health Project, Series 2014A., 5.000%, 12/01/19	No Opt. Call	AA–	991,069

7,455	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Ascension Health Alliance Senior Credit Group, Series 2013B., 1.375%, 11/15/38 (Mandatory put 12/03/19)	No Opt. Call	AA+	7,401,548

	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Aurora Health Care, Inc., Series 2010B.:
5,000	5.000%, 7/15/18	No Opt. Call	A+	5,005,700
5,680	5.000%, 7/15/19	No Opt. Call	A+	5,870,564

2,845	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Aurora Health Care, Inc., Series 2012A., 5.000%, 7/15/27 – AGM Insured	7/21 at 100.00	A+	3,060,139

1,525	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Hospital Sisters Services, Inc., Refunding Series 2012B., 5.000%, 8/15/18	No Opt. Call	AA–	1,531,298

6,285	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Hospital Sisters Services, Inc., Refunding Series 2014A., 5.000%, 11/15/22	No Opt. Call	AA–	7,038,760

	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Medical College of Wisconsin, Inc., Series 2010.:
1,635	5.000%, 12/01/18	No Opt. Call	AA–	1,658,675
1,710	5.000%, 12/01/19	No Opt. Call	AA–	1,789,549

850	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Mercy Alliance, Inc., Series 2010A., 5.000%, 6/01/19	No Opt. Call	A3	874,455

	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Ministry Health Care, Inc., Refunding 2012C.:
755	5.000%, 8/15/18 (ETM)	No Opt. Call	N/R (4)	758,171
420	5.000%, 8/15/20 (ETM)	No Opt. Call	N/R (4)	448,052
1,480	5.000%, 8/15/21 (ETM)	No Opt. Call	N/R (4)	1,617,226
55	5.000%, 8/15/23 (Pre-refunded 8/15/22)	8/22 at 100.00	N/R (4)	61,189

Nuveen Limited Term Municipal Bond Fund (continued)

Portfolio of Investments    June 30, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)		Ratings (3)	Value

	Wisconsin (continued)

	Wisconsin State, General Fund Annual Appropriation Revenue Bonds, Refunding Series 2009A.:
$7,230	5.250%, 5/01/20	5/19 at 100.00		Aa2	$7,447,189
35	5.375%, 5/01/25	5/19 at 100.00		Aa2	36,096
2,550	5.750%, 5/01/29	5/19 at 100.00		Aa2	2,636,190
5	5.375%, 5/01/25 (Pre-refunded 5/01/19)	5/19 at 100.00		N/R (4)	5,160
325	5.750%, 5/01/29 (Pre-refunded 5/01/19)	5/19 at 100.00		N/R (4)	336,395

	Wisconsin State, Transportation Revenue Bonds, Series 2014-1.:
5,000	5.000%, 7/01/21 (Pre-refunded 7/01/19)	7/19 at 100.00		AA+ (4)	5,171,600
675	5.000%, 7/01/22 (Pre-refunded 7/01/19)	7/19 at 100.00		AA+ (4)	698,166
1,770	5.000%, 7/01/23 (Pre-refunded 7/01/19)	7/19 at 100.00		AA+ (4)	1,830,746

	WPPI Energy, Wisconsin, Power Supply System Revenue Bonds, Refunding Series 2014A.:
670	5.000%, 7/01/25	7/24 at 100.00		A1	763,110
1,000	5.000%, 7/01/26	7/24 at 100.00		A1	1,137,180
725	5.000%, 7/01/27	7/24 at 100.00		A1	822,729
65,715	Total Wisconsin				68,016,888
$4,430,618	Total Municipal Bonds (cost $4,619,809,328)				4,611,393,734

Shares	Description (1), (8)				Value

	INVESTMENT COMPANIES – 0.5%

5,150,000	Eaton Vance Municipal Bond Fund II Institutional Munifund Term Preferred Shares iMTPs, 144A (SIFMA reference rate + 1.05% spread) (12)				$5,153,760

15,000,000	Eaton Vance Municipal Income Trust				15,018,300

5,775,000	Eaton Vance Pennsylvania Municipal Bond Fund Institutional Munifund Term Preferred Shares iMTPs, 144A (SIFMA reference rate + 1.00% spread) (12)				5,778,926
	Total Investment Companies (cost $25,925,000)				25,950,986

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value

	CORPORATE BONDS – 0.0%

	Transportation – 0.0%

$127	Las Vegas Monorail Company, Senior Interest Bonds (9), (10)	5.500%	7/15/19	N/R	$81,799

35	Las Vegas Monorail Company, Senior Interest Bonds (9), (10)	5.500%	7/15/55	N/R	17,591
$162	Total Corporate Bonds (cost $9,837)				99,390
	Total Long-Term Investments (cost $4,645,744,165)				4,637,444,110

Principal Amount (000)	Description (1)	Optional Call Provisions (2)		Ratings (3)	Value

	SHORT-TERM INVESTMENTS – 1.3%

	MUNICIPAL BONDS – 1.3%

	California – 0.5%

$20,780	Los Angeles County, California, Tax and Revenue Anticipation Notes, Variable Rate Demand Obligation, Series 2018., 4.000%, 6/28/19 (WI/DD, Settling 7/02/18)	No Opt. Call		SP-1+	$21,292,227

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida – 0.7%

$35,000	Miami-Dade County School Board, Florida, Variable Rate Demand Obligations, Certificates of Participation, Tender Option Bond Floater 2013-DCL003, 0.000%, 9/25/24, 144A (11)	11/18 at 100.00	A-2	$35,000,000

	Texas – 0.1%

2,400	Pasadena Independent School District, Harris County, Texas, General Obligation Bonds, Variable Rate Demand Obligation, Series 2005B, 1.580%, 2/01/35 (11)	10/18 at 100.00	VMIG-1	2,400,000
$58,180	Total Short-Term Investments (cost $58,675,811)			58,692,227
	Total Investments (cost $4,704,419,976) – 100.3%			4,696,136,337
	Borrowings – (0.5)%			(21,500,000)
	Other Assets Less Liabilities – 0.2%			9,821,296
	Net Assets – 100%			$4,684,457,633

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$—	$4,611,393,734	$—	$4,611,393,734
Investment Companies	25,950,986	—	—	25,950,986
Corporate Bonds	—	—	99,390	99,390
Short-Term Investments:
Municipal Bonds	—	58,692,227	—	58,692,227
Total	$25,950,986	$4,670,085,961	$99,390	$4,696,136,337

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

Nuveen Limited Term Municipal Bond Fund (continued)

Portfolio of Investments    June 30, 2018

(Unaudited)

The tables below present the cost and unrealized appreciation (depreciation) of the Fund’s investment portfolio, as determined on a federal income tax basis, as of June 30, 2018.

Tax cost of investment	$4,700,851,976
Gross unrealized:
Appreciation	42,534,686
Depreciation	(47,250,325)
Net unrealized appreciation (depreciation) of investments	$(4,715,639)

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)

Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgagebacked securities may be subject to periodic principal paydowns.

(3)

For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.

(5)	Step-up coupon bond, a bond with a coupon that increases (“steps up”), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.

(6)

As of, or subsequent to, the end of the reporting period, this security is non-income producing. Non-income producing, in the case of a fixed-income security, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has ceased accruing additional income on the Fund’s records.

(7)

On July 1, 2017, the Fund’s Adviser determined it was unlikely that this borrower would fulfill its entire obligation on this security, and therefore reduced the security’s interest rate of accrual from 5.000% to 2.000%.

(8)	A copy of the most recent financial statements for these investment companies can be obtained directly from the Securities and Exchange Commission on its website at http:// www.sec.gov.

(9)

During January 2010, Las Vegas Monorail Company (“Las Vegas Monorail”) filed for federal bankruptcy protection. During March 2012, Las Vegas Monorail emerged from federal bankruptcy with the acceptance of a reorganization plan assigned by the Federal Bankruptcy Court. Under the reorganization plan, the Fund surrendered its Las Vegas Monorail Project Revenue Bonds, First Tier, Series 2000 and in turn received two senior interest corporate bonds: the first with an annual coupon rate of 5.500% maturing on July 15, 2019 and the second with an annual coupon rate of 3.000% (5.500% after December 31, 2015) maturing on July 15, 2055. The Fund was not accruing income for either senior interest corporate bond. On January 18, 2017, the Fund’s Adviser determined it was likely that this senior interest corporate bond would fulfill its obligation on the security maturing on July 15, 2019, and therefore began accruing income on the Fund’s records.

(10)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.

(11)

Investment has maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment. The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.

(12)	Variable rate security. The rate shown is the coupon as of the end of the reporting period.

144A

Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

ETM	Escrowed to maturity.

PIK

Payment-in-kind (“PIK”) security. Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both. The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.

WI/DD	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.

Nuveen High Yield Municipal Bond Fund

Portfolio of Investments    June 30, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	LONG-TERM INVESTMENTS – 113.6%

	MUNICIPAL BONDS – 112.8%

	Alabama – 1.2%

$2,918	Adamsville Solid Waste Disposal Authority, Alabama, Solid Waste Disposal Revenue Bonds, Big Sky Environmental LLC Project, Refunding Taxable Series 2017C, 0.000%, 9/01/37, 144A	9/18 at 100.00	N/R	$29

16,000	Adamsville Solid Waste Disposal Authority, Alabama, Solid Waste Disposal Revenue Bonds, Big Sky Environmental LLC Project, Series 2017A, 6.750%, 9/01/37, 144A (Alternative Minimum Tax)	9/27 at 100.00	N/R	15,929,920

3,398	Adamsville Solid Waste Disposal Authority, Alabama, Solid Waste Disposal Revenue Bonds, Big Sky Environmental LLC Project, Taxable Series 2017B, 6.750%, 9/01/37, 144A	9/27 at 100.00	N/R	3,248,015

10,000	Alabama Industrial Development Authority, Solid Waste Disposal Revenue Bonds, Pine City Fiber Co. Project, Series 1993, 6.450%, 12/01/23 (Alternative Minimum Tax)	9/18 at 100.00	B3	9,999,400

3,865	Alabama Industrial Development Authority, Solid Waste Disposal Revenue Bonds, Pine City Fiber Co. Project, Series 1994, 6.450%, 12/01/23 (Alternative Minimum Tax)	9/18 at 100.00	B3	3,864,768

10,000	Alabama Private Colleges and University Facilities Authority, Limited Obligation Bonds, University of Mobile Project, Series 2015A, 6.000%, 9/01/45, 144A	9/25 at 100.00	N/R	10,033,600

	Birmingham Special Care Facilities Financing Authority, Alabama, Revenue Bonds, Methodist Home for the Aging, Refunding Series 2015-1:
1,350	5.750%, 6/01/35	6/26 at 100.00	N/R	1,494,342
2,500	5.750%, 6/01/45	6/26 at 100.00	N/R	2,749,600

	Jefferson County, Alabama, Sewer Revenue Warrants, Capital Appreciation Subordinate Lien Series 2013F:
2,400	0.000%, 10/01/46	10/23 at 105.00	BB	2,063,208
34,000	0.000%, 10/01/50	10/23 at 105.00	BB	29,168,940

	Jefferson County, Alabama, Sewer Revenue Warrants, Senior Lien Series 2013C:
16,370	0.000%, 10/01/38 – AGM Insured	10/23 at 105.00	BB+	14,388,084
5,000	0.000%, 10/01/42 – AGM Insured	10/23 at 105.00	BB+	4,376,550
2,520	0.000%, 10/01/46 – AGM Insured (4)	10/23 at 105.00	BB+	2,202,379
10,000	0.000%, 10/01/50 – AGM Insured	10/23 at 105.00	BB+	8,735,100

34,800	Jefferson County, Alabama, Sewer Revenue Warrants, Subordinate Lien Series 2013D, 6.000%, 10/01/42	10/23 at 105.00	BB	40,144,932

1,000	Jefferson County, Alabama, Sewer Revenue Warrants, Subordinate Lien Series 2013E, 0.000%, 10/01/35	10/23 at 41.20	BB	313,630

32,835	Mobile Spring Hill College Educational Building Authority, Alabama, Revenue Bonds, Spring Hill College Project, Series 2015, 5.875%, 4/15/45	4/25 at 100.00	N/R	32,860,283

9,500	Phoenix City Industrial Development Board, Alabama, Environmental Improvement Revenue Refunding Bonds, MeadWestvaco Coated Board Project, Series 2012A, 4.125%, 5/15/35 (Alternative Minimum Tax)	11/22 at 100.00	BBB	9,638,130

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments    June 30, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Alabama (continued)

$8,910	Selma Industrial Development Board, Alabama, Environmental Improvement Revenue Bonds, Zilkha Biomass Selma LLC Project, Series 2015, 7.500%, 5/01/25, 144A (Alternative Minimum Tax) (5)	No Opt. Call	N/R	$7,059,304
207,366	Total Alabama			198,270,214

	Alaska – 0.0%

2,000	Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed Bonds, Series 2006A, 5.000%, 6/01/46	9/18 at 100.00	B3	2,000,000

	Arizona – 2.4%

	Arizona Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Basis Schools, Inc. Projects, Series 2017A:
1,670	5.125%, 7/01/37, 144A	7/26 at 100.00	BB	1,741,710
2,000	5.250%, 7/01/47, 144A	7/26 at 100.00	BB	2,087,500

1,885	Arizona Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Basis Schools, Inc. Projects, Series 2017D, 5.000%, 7/01/51, 144A	7/27 at 100.00	BB	1,927,469

	Arizona Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Franklin Phonetic Charter School Project, Refunding Series 2017:
580	5.500%, 7/01/37, 144A	7/27 at 100.00	N/R	564,676
1,390	5.750%, 7/01/47, 144A	7/27 at 100.00	N/R	1,366,884
1,505	5.875%, 7/01/52, 144A	7/27 at 100.00	N/R	1,495,127

	Arizona Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Montessori Academy Projects, Refunding Series 2017A:
700	6.000%, 11/01/37, 144A	11/27 at 100.00	N/R	686,602
3,850	6.250%, 11/01/50, 144A	11/27 at 100.00	N/R	3,750,632

	Arizona Industrial Development Authority, Arizona, Education Revenue Bonds, Arizona Agribusiness and Equine Center, Inc. Project, Series 2017B:
1,545	5.000%, 3/01/37, 144A	9/27 at 100.00	BB+	1,563,015
1,405	5.000%, 3/01/42, 144A	9/27 at 100.00	BB+	1,412,081

	Arizona Industrial Development Authority, Arizona, Education Revenue Bonds, Academies of Math & Science Projects, Series 2017B:
1,280	5.125%, 7/01/47, 144A	7/27 at 100.00	BB	1,250,714
565	5.250%, 7/01/51, 144A	7/27 at 100.00	BB	553,711

	Arizona Industrial Development Authority, Arizona, Education Revenue Bonds, Leman Academy of Excellence Projects, Series 2017A:
1,500	5.000%, 7/01/37, 144A	7/22 at 101.00	N/R	1,490,910
3,555	5.250%, 7/01/47, 144A	7/22 at 101.00	N/R	3,565,843
2,500	5.250%, 7/01/52, 144A	7/22 at 101.00	N/R	2,486,100

18,350	Arizona Industrial Development Authority, Multifamily Housing Revenue Bonds, Bridgewater Avondale Project, Series 2017, 5.375%, 1/01/38	7/25 at 101.00	N/R	18,185,951

10,325	Cahava Springs Revitalization District, Cave Creek, Arizona, Special Assessment Bonds, Series 2017A, 7.000%, 7/01/41, 144A	7/27 at 100.00	N/R	10,559,687

	Eastmark Community Facilities District 1, Mesa, Arizona, General Obligation Bonds, Series 2014:
655	5.000%, 7/15/29, 144A	7/24 at 100.00	N/R	691,235
650	5.000%, 7/15/33, 144A	7/24 at 100.00	N/R	680,628
750	5.000%, 7/15/38, 144A	7/24 at 100.00	N/R	779,647

1,059	Eastmark Community Facilities District 1, Mesa, Arizona, Special Assessment Revenue Bonds, Assessment District 2, Series 2014, 5.375%, 7/01/39, 144A	7/24 at 100.00	N/R	1,094,286

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Arizona (continued)

$2,093	Estrella Mountain Ranch Community Facilities District, Goodyear City, Arizona, Special Assessment Revenue Bonds, Montecito Assessment District 2, Series 2015, 5.000%, 7/01/39, 144A	7/25 at 100.00	N/R	$1,963,632

3,250	Florence Town Inc., Industrial Development Authority, Arizona, Education Revenue Bonds, Legacy Traditional School Project – Queen Creek and Casa Grande Campuses, Series 2013, 6.000%, 7/01/43	7/23 at 100.00	Ba1	3,439,085

4,540	Maricopa County Industrial Development Authority, Arizona, Education Revenue Bonds, Paradise Schools Projects, Series 2016, 5.000%, 7/01/47, 144A	7/26 at 100.00	BB+	4,706,436

14,335	Maricopa County Industrial Development Authority, Arizona, Revenue Bonds, Banner Health, Series 2017A, 4.000%, 1/01/41 (UB) (6)	1/28 at 100.00	AA–	14,851,060

475	Merrill Ranch Community Facilities District 2, Florence, Arizona, General Obligation Bonds, Series 2016, 5.250%, 7/15/40	7/26 at 100.00	BBB	529,948

420	Parkway Community Facilities District 1, Prescott Valley, Arizona, General Obligation Bonds, Series 2006, 5.300%, 7/15/25	9/18 at 100.00	N/R	393,246

1,670	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Arizona School for the Arts Project, Series 2008, 7.250%, 7/01/48, 144A	11/19 at 100.00	N/R	1,703,751

5,365	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Arizona School for the Arts, Series 2011A, 7.750%, 7/01/41, 144A	7/21 at 100.00	N/R	5,678,960

	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Basis Schools, Inc. Projects, Series 2016A:
1,880	5.000%, 7/01/35, 144A	7/25 at 100.00	BB	1,943,845
3,130	5.000%, 7/01/46, 144A	7/25 at 100.00	BB	3,207,906

640	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Great Hearts Academies – Veritas Project, Series 2012, 6.000%, 7/01/32 (Pre-refunded 7/01/21)	7/21 at 100.00	N/R (7)	715,834

	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Legacy Traditional Schools Project, Series 2014A:
3,000	6.500%, 7/01/34, 144A	7/24 at 100.00	Ba1	3,332,130
10,000	6.750%, 7/01/44, 144A	7/24 at 100.00	Ba1	11,120,800

4,650	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Legacy Traditional Schools Projects, Series 2015, 5.000%, 7/01/45, 144A	7/25 at 100.00	Ba1	4,765,738

5,000	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Legacy Traditional Schools Projects, Series 2016A, 5.000%, 7/01/46, 144A	7/26 at 100.00	Ba1	5,146,000

	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Painted Rock Academy Charter School Project, Series 2012A:
2,410	7.250%, 7/01/32 (Pre-refunded 7/01/20)	7/20 at 100.00	N/R (7)	2,665,677
4,225	7.500%, 7/01/42 (Pre-refunded 7/01/20)	7/20 at 100.00	N/R (7)	4,693,848

	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Villa Montessori, Inc. Projects, Series 2015:
650	5.000%, 7/01/35	7/25 at 100.00	BBB–	686,471
1,195	5.000%, 7/01/45	7/25 at 100.00	BBB–	1,237,769

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments    June 30, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Arizona (continued)

	Phoenix Industrial Development Authority, Arizona, Lease Revenue Bonds, Guam Facilities Foundation, Inc. Project, Series 2014:
$21,375	5.000%, 2/01/29	2/24 at 100.00	B+	$20,197,237
18,375	5.125%, 2/01/34	2/24 at 100.00	B+	17,155,451
24,530	5.375%, 2/01/41	2/24 at 100.00	B+	23,241,194

5,000	Phoenix Industrial Development Authority, Arizona, Lease Revenue Bonds, Rowan University Project, Series 2012, 5.000%, 6/01/42 (UB) (6)	6/22 at 100.00	A3	5,381,650

	Phoenix Industrial Development Authority, Arizona, Lease Revenue Bonds, Rowan University Project, Tender Option Bond Trust 2016-XF2337:
2,080	14.090%, 6/01/34, 144A (IF) (6)	6/22 at 100.00	A3	2,863,141
1,500	13.131%, 6/01/42, 144A (IF) (6)	6/22 at 100.00	A3	1,957,965
375	13.131%, 6/01/42, 144A (IF) (6)	6/22 at 100.00	A3	489,491
1,265	13.131%, 6/01/42, 144A (IF) (6)	6/22 at 100.00	A3	1,651,217
975	13.117%, 6/01/42, 144A (IF) (6)	6/22 at 100.00	A3	1,272,287
775	13.113%, 6/01/42, 144A (IF) (6)	6/22 at 100.00	A3	1,011,228

9,425	Phoenix Industrial Development Authority, Arizona, Multi-Family Housing Revenue Bonds, 3rd and Indian Road Assisted Living Project, Series 2016, 5.400%, 10/01/36	10/25 at 101.00	N/R	9,530,371

6,395	Phoenix Industrial Development Authority, Arizona, Multifamily Housing Revenue Bonds, Deer Valley Veterans Assisted Living Project, Series 2016A, 5.125%, 7/01/36	7/24 at 101.00	N/R	6,317,301

4,480	Phoenix Industrial Development Authority, Arizona, Senior Living Revenue Bonds, Christian Care Manor I and Christian Care Manor II, Inc. Project, Series 2005A, 5.500%, 7/01/35	9/18 at 100.00	Baa2	4,479,686

3,760	Pima County Industrial Development Authority, Arizona, Charter School Revenue Bonds, Cambridge Academy-East, Inc. Project, Series 2010, 6.625%, 4/01/40	4/20 at 100.00	CCC	3,481,046

	Pima County Industrial Development Authority, Arizona, Charter School Revenue Bonds, Desert Heights Charter School, Series 2014:
1,000	7.000%, 5/01/34	5/24 at 100.00	N/R	1,081,060
1,800	7.250%, 5/01/44	5/24 at 100.00	N/R	1,943,892

	Pima County Industrial Development Authority, Arizona, Education Facility Revenue and Refunding Bonds, Edkey Charter Schools Project, Series 2013:
1,305	6.000%, 7/01/33	7/20 at 102.00	BB–	1,268,316
2,110	5.700%, 7/01/35	7/20 at 102.00	BB–	1,961,372
1,330	6.000%, 7/01/43	7/20 at 102.00	BB–	1,243,244
800	6.000%, 7/01/48	7/20 at 102.00	BB–	739,336

	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Champion Schools Project, Series 2017:
2,870	6.000%, 6/15/37, 144A	6/26 at 100.00	N/R	2,940,889
4,865	6.125%, 6/15/47, 144A	6/26 at 100.00	N/R	4,986,138

	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Edkey Charter Schools Project, Series 2014A:
50	6.875%, 7/01/34	7/20 at 102.00	BB–	47,769
1,895	7.375%, 7/01/49	7/20 at 102.00	BB–	1,844,252

	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Edkey Charter Schools Project, Series 2016:
3,445	5.250%, 7/01/36	7/26 at 100.00	BB–	3,122,066
5,700	5.375%, 7/01/46	7/26 at 100.00	BB–	5,041,365
6,830	5.500%, 7/01/51	7/26 at 100.00	BB–	6,028,841

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Arizona (continued)

	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, LEAD Charter School Project, Series 2014:
$1,860	6.750%, 3/01/34	3/24 at 100.00	N/R	$1,907,114
4,990	8.750%, 3/01/44	3/24 at 100.00	N/R	5,384,410

8,790	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, San Tan Montessori School Project, Series 2014A , 9.000%, 2/01/44	2/24 at 100.00	N/R	9,930,590

2,660	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, San Tan Montessori School Project, Series 2016, 6.500%, 2/01/48, 144A	2/24 at 100.00	N/R	2,539,209

11,315	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, San Tan Montessori School Project, Series 2017, 6.750%, 2/01/50, 144A	2/28 at 100.00	N/R	11,111,330

7,720	Pima County Industrial Development Authority, Arizona, Education Revenue Bonds Legacy Traditional School Project, Series 2009, 8.500%, 7/01/39 (Pre-refunded 7/01/19)	7/19 at 100.00	N/R (7)	8,222,804

	Pima County Industrial Development Authority, Arizona, Education Revenue Bonds, Carden Traditional Schools Project, Series 2012:
435	7.000%, 1/01/22	No Opt. Call	B	433,804
4,275	7.375%, 1/01/32	1/22 at 100.00	B	3,996,868
6,695	7.500%, 1/01/42	1/22 at 100.00	B	6,119,498

5,770	Pima County Industrial Development Authority, Arizona, Education Revenue Bonds, Noah Webster Schools Mesa Project, Series 2015A, 5.000%, 12/15/34, 144A	6/25 at 100.00	BB	5,776,982

	Pima County Industrial Development Authority, Arizona, Education Revenue Bonds, Paradise Education Center Project, Series 2010:
1,190	6.000%, 6/01/40 (Pre-refunded 6/01/19)	6/19 at 100.00	BB+ (7)	1,237,041
2,750	6.100%, 6/01/45 (Pre-refunded 6/01/19)	6/19 at 100.00	BB+ (7)	2,861,182

3,165	Pima County Industrial Development Authority, Arizona, Lease Revenue Bonds, Clark County Detention Facility Project, Tender Option Bond Trust 2015-XF0087, 11.651%, 9/01/39, 144A (IF)	9/18 at 100.00	AA	3,192,599

15,970	Quechan Indian Tribe of the Fort Yuma Reservation, Arizona, Tribal Economic Development Bonds, Series 2012A, 9.750%, 5/01/25	5/22 at 100.00	BB–	17,948,204

	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, Citigroup Energy Inc. Prepay Contract Obligations, Series 2007:
60	5.250%, 12/01/22	No Opt. Call	BBB+	66,929
80	5.250%, 12/01/28	No Opt. Call	BBB+	93,802
26,530	5.500%, 12/01/37, 144A	No Opt. Call	Ba1	32,434,251

4,425	Surprise Municipal Property Corporation, Arizona, Wastewater System Revenue Bonds, Series 2007, 4.900%, 4/01/32	No Opt. Call	A+	4,446,107

	Tempe Industrial Development Authority, Arizona, Revenue Bonds, Friendship Village of Tempe Project, Refunding Series 2012A:
1,100	6.250%, 12/01/42	12/21 at 100.00	N/R	1,181,774
3,200	6.250%, 12/01/46	12/21 at 100.00	N/R	3,433,664

	Tempe Industrial Development Authority, Arizona, Revenue Bonds, Mirabella at ASU Project, Series 2017A:
2,140	6.000%, 10/01/37, 144A	10/27 at 100.00	N/R	2,285,242
2,665	6.125%, 10/01/47, 144A	10/27 at 100.00	N/R	2,860,051
3,085	6.125%, 10/01/52, 144A	10/27 at 100.00	N/R	3,299,068

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments    June 30, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Arizona (continued)

	Watson Road Community Facilities District, Arizona, Special Assessment Revenue Bonds, Series 2005:
$4,844	5.750%, 7/01/22	9/18 at 100.00	N/R	$4,844,291
9,469	6.000%, 7/01/30	9/18 at 100.00	N/R	9,142,130

4,340	Yavapai County Industrial Development Authority, Arizona, Education Revenue Bonds, Arizona Agribusiness and Equine Center Inc. Project, Series 2012, 5.125%, 3/01/42, 144A	9/22 at 100.00	BB+	4,330,843

	Yavapai County Industrial Development Authority, Arizona, Education Revenue Bonds, Arizona Agribusiness and Equine Center, Inc. Project, Series 2011:
2,960	7.625%, 3/01/31 (Pre-refunded 3/01/21)	3/21 at 100.00	BB+ (7)	3,361,169
1,830	7.875%, 3/01/42 (Pre-refunded 3/01/21)	3/21 at 100.00	BB+ (7)	2,112,881

1,340	Yuma County Industrial Development Authority, Arizona, Exempt Revenue Bonds, Far West Water & Sewer Inc. Refunding, Series 2007A, 6.375%, 12/01/37 (Alternative Minimum Tax)	9/18 at 100.00	N/R	1,265,617
406,610	Total Arizona			417,813,803

	California – 20.3%

	Anaheim Public Financing Authority, California, Lease Revenue Bonds, Public Improvement Project, Series 1997C:
855	0.000%, 9/01/29 – AGM Insured	No Opt. Call	A2	577,929
5,500	0.000%, 9/01/34 – AGM Insured	No Opt. Call	A2	2,936,945
4,310	0.000%, 9/01/35 – AGM Insured	No Opt. Call	A2	2,199,005

1,810	Antelope Valley Healthcare District, California, Revenue Bonds, Series 2011A, 7.000%, 3/01/31 (Pre-refunded 3/01/21)	3/21 at 100.00	N/R (7)	2,054,947

	Antelope Valley Healthcare District, California, Revenue Bonds, Series 2016A:
7,065	5.000%, 3/01/31	3/26 at 100.00	Ba3	7,672,519
5,240	5.250%, 3/01/36	3/26 at 100.00	Ba3	5,711,548
12,075	5.000%, 3/01/41	3/26 at 100.00	Ba3	12,815,318
15,900	5.000%, 3/01/46	3/26 at 100.00	Ba3	16,821,087

3,415	Antioch Unified School District, Contra Costa County, California, General Obligation Bonds, School Facilities Improvement District 1, Tender Option Bond Trust 2016-XG0071, 13.104%, 8/01/47, 144A (IF) (6)	8/23 at 100.00	A+	4,751,836

1,000	Arvin Community Redevelopment Agency, California, Tax Allocation Bonds, Arvin Redevelopment Project, Series 2005, 5.125%, 9/01/35	9/18 at 100.00	N/R	1,000,040

7,025	Azusa, California, Special Tax Bonds, Community Facilities District 2005-1 Rosedale Improvement Area 1, Series 2007, 5.000%, 9/01/37	3/19 at 100.00	N/R	7,047,620

	Bakersfield City School District, Kern County, California, General Obligation Bonds, Series 2012C:
1,700	0.000%, 5/01/42 (4)	5/40 at 100.00	A+	1,089,224
4,480	0.000%, 5/01/47 (4)	5/40 at 100.00	A+	2,845,203

	Bakersfield City School District, Kern County, California, General Obligation Refunding Bonds, Series 2017A:
4,890	4.000%, 11/01/42 (UB) (6)	11/26 at 100.00	A+	5,122,764
3,750	4.000%, 11/01/46 (UB) (6)	11/26 at 100.00	A+	3,898,050

4,210	Banning Unified School District, Riverside County, California, General Obligation Bonds, Series 2017A, 4.000%, 8/01/46 – AGM Insured (UB) (6)	8/27 at 100.00	AA	4,372,422

19,315	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Series 2014S-6, 5.000%, 10/01/54 (UB) (6)	10/24 at 100.00	A1	21,406,236

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Series 2017S-7:
$13,000	4.000%, 4/01/47 (UB) (6)	4/27 at 100.00	A1	$13,615,290
1,000	4.000%, 4/01/49 (UB) (6)	4/27 at 100.00	A1	1,045,790

1,035	Beaumont Financing Authority, California, Local Agency Revenue Bonds, Improvement Area 17A, Series 2013B, 5.000%, 9/01/34	9/23 at 100.00	N/R	1,112,232

1,000	Beaumont Financing Authority, California, Local Agency Revenue Bonds, Improvement Area 20 Series 2012B, 5.950%, 9/01/35	9/22 at 100.00	N/R	1,103,010

2,125	Blythe Redevelopment Agency, California, Tax Allocation Bonds, Redevelopment Project 1, Series 2011, 9.750%, 5/01/38	5/21 at 100.00	N/R	2,471,311

7,205	Cabrillo Unified School District, San Mateo County, California, General Obligation Bonds, Series 2017C, 4.000%, 8/01/46 (UB) (6)	8/26 at 100.00	AA–	7,507,970

4,155	Calexico Unified School District, Imperial County, California, General Obligation Bonds, Election 2016, Series 2017A, 4.000%, 8/01/46 – AGM Insured (UB) (6)	8/27 at 100.00	AA	4,318,582

10,000	California Enterprise Development Authority, Recovery Zone Facility Revenue Bonds, SunPower Corporation – Headquarters Project, Series 2010, 8.500%, 4/01/31	4/21 at 100.00	N/R	10,695,400

	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Los Angeles County Securitization Corporation, Series 2006A:
1,500	5.650%, 6/01/41	12/18 at 100.00	B2	1,511,445
1,175	5.700%, 6/01/46	12/18 at 100.00	B2	1,181,850

2,000	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Merced County Tobacco Funding Corporation, Series 2005A, 5.125%, 6/01/38	9/18 at 100.00	Ba3	2,005,020

7,000	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Sonoma County Tobacco Securitization Corporation, Series 2005, 5.250%, 6/01/45	9/18 at 100.00	BB–	7,017,570

50,000	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Stanislaus County Tobacco Funding Corporation, Series 2006A, 0.000%, 6/01/46	9/18 at 20.77	N/R	9,447,500

28,600	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Stanislaus County Tobacco Funding Corporation, Subordinate Turbo Capital Appreciation Series 2006B, 0.000%, 6/01/46	9/18 at 20.85	N/R	5,393,674

6,665	California Health Facilities Financing Authority, California, Revenue Bonds, Sutter Health, Series 2015A, 4.000%, 8/15/40 (UB)	8/25 at 100.00	A+	6,898,608

	California Health Facilities Financing Authority, California, Revenue Bonds, Sutter Health, Series 2016B:
11,530	4.000%, 11/15/41 (UB) (6)	11/26 at 100.00	A+	11,953,151
55,910	5.000%, 11/15/46 (UB) (6)	11/26 at 100.00	A+	63,772,623

	California Health Facilities Financing Authority, California, Revenue Bonds, Sutter Health, Series 2017A:
27,515	4.000%, 11/15/48 (UB) (6)	11/27 at 100.00	A+	28,338,249
2,000	5.000%, 11/15/48 (UB) (6)	11/27 at 100.00	A+	2,306,800

24,760	California Health Facilities Financing Authority, California, Revenue Bonds, Sutter Health, Series 2018A, 4.000%, 11/15/42 (UB) (6)	11/27 at 100.00	A+	25,680,329

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments    June 30, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

	California Health Facilities Financing Authority, Refunding Revenue Bonds, Stanford Hospital and Clinics, Tender Option Bond Trust 2016-XF2353:
$2,500	15.583%, 11/15/40, 144A (Pre-refunded 11/15/21) (IF) (6)	11/21 at 100.00	AA– (7)	$3,762,575
1,500	15.583%, 11/15/40, 144A (Pre-refunded 11/15/21) (IF) (6)	11/21 at 100.00	AA– (7)	2,257,545
4,000	14.593%, 11/15/40, 144A (Pre-refunded 11/15/21) (IF) (6)	11/21 at 100.00	AA– (7)	5,889,600

	California Health Facilities Financing Authority, Revenue Bonds, El Camino Hospital, Series 2017:
3,810	5.000%, 2/01/42 (UB) (6)	2/27 at 100.00	A1	4,329,989
6,830	5.000%, 2/01/47 (UB) (6)	2/27 at 100.00	A1	7,734,702

	California Health Facilities Financing Authority, Revenue Bonds, Kaiser Permanante System, Tender Option Bond Trust 2015-XF1002:
1,250	12.922%, 4/01/42, 144A (IF) (6)	4/22 at 100.00	AA–	1,705,212
605	12.899%, 4/01/42, 144A (IF) (6)	4/22 at 100.00	AA–	824,869

	California Health Facilities Financing Authority, Revenue Bonds, Kaiser Permanente System, Series 2017A-2:
10,000	4.000%, 11/01/38 (UB) (6)	11/27 at 100.00	AA–	10,451,400
42,070	5.000%, 11/01/47 (UB) (6)	No Opt. Call	AA–	54,221,920

	California Health Facilities Financing Authority, Revenue Bonds, Lucile Salter Packard Children’s Hospital, Tender Option Bond Trust 2015-XF0152:
540	13.763%, 8/15/43, 144A (IF) (6)	8/24 at 100.00	A+	766,643
1,250	13.781%, 8/15/51, 144A (IF) (6)	8/22 at 100.00	A+	1,707,300

13,495	California Health Facilities Financing Authority, Revenue Bonds, Lucile Salter Packard Children’s Hospital, Series 2017A, 5.000%, 11/15/56 (UB) (6)	11/27 at 100.00	A+	15,376,743

	California Health Facilities Financing Authority, Revenue Bonds, Providence Health & Services, Tender Option Bond Trust 2015-XF0120:
465	16.195%, 10/01/33, 144A (IF) (6)	10/24 at 100.00	AA–	790,430
460	16.225%, 10/01/38, 144A (IF) (6)	10/24 at 100.00	AA–	769,893
3,150	16.317%, 10/01/44, 144A (IF) (6)	10/24 at 100.00	AA–	4,978,386
2,000	16.317%, 10/01/44, 144A (IF) (6)	10/24 at 100.00	AA–	3,160,880
2,000	16.317%, 10/01/44, 144A (IF) (6)	10/24 at 100.00	AA–	3,160,880
845	16.267%, 10/01/44, 144A (IF) (6)	10/24 at 100.00	AA–	1,333,731

14,800	California Health Facilities Financing Authority, Revenue Bonds, Providence Saint Joseph Health, Series 2016A, 4.000%, 10/01/47 (UB) (6)	10/26 at 100.00	AA–	15,282,480

1,765	California Health Facilities Financing Authority, Revenue Bonds, Saint Joseph Health System, Series 2013A, 5.000%, 7/01/37	7/23 at 100.00	AA–	1,964,833

	California Health Facilities Financing Authority, Revenue Bonds, Stanford Hospitals and Clinics, Tender Option Bond Trust 2015-XF0131:
1,800	16.565%, 8/15/51, 144A (IF) (6)	8/22 at 100.00	AA–	2,667,366
1,610	16.557%, 8/15/51, 144A (IF) (6)	8/22 at 100.00	AA–	2,385,376

3,335	California Health Facilities Financing Authority, Revenue Bonds, Stanford Hospitals and Clinics, Series 2015A, 5.000%, 8/15/54 (UB) (6)	8/25 at 100.00	AA–	3,720,993

	California Health Facilities Financing Authority, Revenue Bonds, Stanford Hospitals and Clinics, Tender Option Bond Trust 2016-XG0049:
2,000	13.632%, 8/15/51, 144A (IF) (6)	8/22 at 100.00	AA–	2,770,980
2,385	13.628%, 8/15/51, 144A (IF) (6)	8/22 at 100.00	AA–	3,304,131

	California Health Facilities Financing Authority, Revenue Bonds, Sutter Health, Tender Option Bond Trust 2016-XF2221:
2,500	17.802%, 8/15/42, 144A (Pre-refunded 8/15/20) (IF)	8/20 at 100.00	A+ (7)	3,440,500
2,000	17.802%, 8/15/42, 144A (Pre-refunded 8/15/20) (IF)	8/20 at 100.00	A+ (7)	2,752,400

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

	California Health Facilities Financing Authority, Revenue Bonds, Sutter Health, Tender Option Bond Trust 2016-XG0048:
$2,500	17.657%, 8/15/42, 144A (Pre-refunded 8/15/20) (IF) (6)	8/20 at 100.00	A+ (7)	$3,440,500
2,500	17.657%, 8/15/42, 144A (Pre-refunded 8/15/20) (IF) (6)	8/20 at 100.00	A+ (7)	3,440,500

1,015	California Housing Finance Agency, Multifamily Housing Revenue Bonds, Series 2014A-III, 4.600%, 8/01/39	2/24 at 100.00	A1	1,076,915

8,715	California Infrastructure and Economic Development Bank, Infrastructure State Revolving Fund Revenue Bonds, Series 2016A, 4.000%, 10/01/45 (UB) (6)	10/26 at 100.00	AAA	9,126,174

6,085	California Infrastructure and Economic Development Bank, Revenue Bonds, Academy of Motion Picture Arts and Sciences Obligated Group, Series 2015A, 4.000%, 11/01/45 (UB) (6)	11/23 at 100.00	A	6,294,324

1,500	California Municipal Finance Authority Charter School Revenue Bonds, John Adams Academies, Inc. Project, Series 2015A, 5.250%, 10/01/45	10/22 at 102.00	BB+	1,530,255

	California Municipal Finance Authority Charter School Revenue Bonds, River Charter Schools Project, Series 2018A :
640	5.500%, 6/01/38, 144A	6/26 at 100.00	BB	662,778
1,595	5.500%, 6/01/48, 144A	6/26 at 100.00	BB	1,637,602
1,550	5.500%, 6/01/53, 144A	6/26 at 100.00	BB	1,583,805

17,250	California Municipal Finance Authority, Certificates of Participation, Community Hospitals of Central California Obligated Group, Series 2009, 5.500%, 2/01/39 (Pre-refunded 2/01/19)	2/19 at 100.00	Baa1 (7)	17,664,517

1,150	California Municipal Finance Authority, Charter School Lease Revenue Bonds, Bella Mente Montessori Academy Project, Series 2018A, 5.000%, 6/01/48 (WI/DD, Settling 7/11/18), 144A	6/28 at 100.00	Ba1	1,201,968

	California Municipal Finance Authority, Charter School Lease Revenue Bonds, Nova Academy Project, Series 2016A:
500	5.000%, 6/15/36, 144A	6/26 at 100.00	BB	515,865
6,025	5.000%, 6/15/46, 144A	6/26 at 100.00	BB	6,163,213

3,875	California Municipal Finance Authority, Charter School Lease Revenue Bonds, Rocketship 7-Alma Academy Elementary School, Series 2012A, 6.250%, 6/01/43	12/21 at 101.00	N/R	4,152,837

2,000	California Municipal Finance Authority, Charter School Revenue Bonds, John Adams Academies, Inc. Project, Series 2014A, 5.000%, 10/01/44	10/22 at 102.00	BB+	2,014,780

1,195	California Municipal Finance Authority, Charter School Revenue Bonds, Palmdale Aerospace Academy Project, Series 2016A, 5.000%, 7/01/41, 144A	7/26 at 100.00	BB	1,231,507

	California Municipal Finance Authority, Charter School Revenue Bonds, Partnerships to Uplift Communities Project, Series 2012A:
2,750	5.250%, 8/01/42	8/22 at 100.00	BB	2,812,590
675	5.300%, 8/01/47	8/22 at 100.00	BB	690,343

1,975	California Municipal Finance Authority, Charter School Revenue Bonds, Rocketship Education Multiple Projects, Series 2014A , 7.000%, 6/01/34	6/22 at 102.00	N/R	2,233,606

1,680	California Municipal Finance Authority, Charter School Revenue Bonds, Urban Discovery Academy Project, Series 2014A, 6.125%, 8/01/49, 144A	8/24 at 100.00	BB–	1,725,679

910	California Municipal Finance Authority, Charter School Revenue Bonds, Urban Discovery Academy Project, Series 2015A, 6.125%, 8/01/45, 144A	8/26 at 100.00	N/R	926,462

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments    June 30, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

	California Municipal Finance Authority, Educational Facilities Revenue Bonds, OCEAA Project, Series 2008A:
$815	6.750%, 10/01/28	10/18 at 100.00	N/R	$817,347
1,000	7.000%, 10/01/39	10/18 at 100.00	N/R	1,002,080

2,225	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Affordable Housing Inc. Projects, Senior Series 2014A, 5.250%, 8/15/49	8/24 at 100.00	BBB+	2,423,581

1,270	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Affordable Housing Inc. Projects, Series 2014B, 5.875%, 8/15/49	8/24 at 100.00	N/R	1,380,744

8,550	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Projects Series 2010B, 7.250%, 8/15/45 (Pre-refunded 8/15/20)	8/20 at 100.00	N/R (7)	9,425,007

5,000	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Projects Series 2012B, 7.250%, 8/15/47	8/22 at 100.00	A1	5,568,000

7,645	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Windsor Mobile Country Club, Subordinate Series 2013B, 7.000%, 11/01/48	11/23 at 100.00	N/R	8,612,398

3,100	California Municipal Finance Authority, Multifamily Housing Revenue Bonds, Casa Griffin Apartments, Series 2011A-1, 6.000%, 10/01/46	10/21 at 100.00	BB+	3,196,100

	California Municipal Finance Authority, Revenue Bonds, California Baptist University, Series 2016A:
3,000	5.000%, 11/01/36, 144A	11/26 at 100.00	N/R	3,239,220
3,935	5.000%, 11/01/46, 144A	11/26 at 100.00	N/R	4,202,541

	California Municipal Finance Authority, Revenue Bonds, Goodwill Industries of Sacramento Valley & Northern Nevada Project, Series 2012A:
570	6.625%, 1/01/32, 144A	1/22 at 100.00	N/R	609,712
530	6.875%, 1/01/42, 144A	1/22 at 100.00	N/R	569,575

1,275	California Municipal Finance Authority, Revenue Bonds, Goodwill Industries of Sacramento Valley & Northern Nevada Project, Series 2014A, 5.000%, 1/01/35	1/25 at 100.00	N/R	1,260,886

320	California Municipal Finance Authority, Revenue Bonds, Goodwill Industries of Sacramento Valley & Northern Nevada Project, Series 2014B, 5.500%, 1/01/19	No Opt. Call	N/R	318,925

	California Municipal Finance Authority, Revenue Bonds, Harbor Regional Center Project, Series 2009:
500	8.000%, 11/01/29 (Pre-refunded 11/01/19)	11/19 at 100.00	A3 (7)	541,650
1,040	8.500%, 11/01/39 (Pre-refunded 11/01/19)	11/19 at 100.00	A3 (7)	1,133,434

	California Municipal Finance Authority, Revenue Bonds, Linxs APM Project, Senior Lien Series 2018A:
10,000	5.000%, 12/31/43 (Alternative Minimum Tax)	6/28 at 100.00	BBB+	11,255,600
14,000	4.000%, 12/31/47 (Alternative Minimum Tax)	6/28 at 100.00	BBB+	14,057,260

	California Municipal Finance Authority, Revenue Bonds, NorthBay Healthcare Group, Series 2017A:
1,170	5.250%, 11/01/47	11/26 at 100.00	BBB–	1,282,203
11,490	5.000%, 11/01/47	11/26 at 100.00	BBB–	12,406,213

1,085	California Municipal Finance Authority, Revenue Bonds, Touro College and University System, Series 2014A, 5.250%, 1/01/40	7/24 at 100.00	BBB–	1,189,334

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

$5,600	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, Aemerge Redpak Services Southern California, LLC Project, Subordinate Series 2017, 8.000%, 12/01/27, 144A (Alternative Minimum Tax)	No Opt. Call	N/R	$5,611,592

3,405	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, Aemerge Redpak Services, LLC, Series 2016, 7.000%, 12/01/27, 144A (Alternative Minimum Tax)	12/23 at 102.00	N/R	3,336,015

	California Pollution Control Financing Authority, Water Furnishing Revenue Bonds, Poseidon Resources Channelside LP Desalination Project, Series 2012:
18,955	5.000%, 7/01/37, 144A (Alternative Minimum Tax)	7/22 at 100.00	Baa3	20,202,808
12,940	5.000%, 11/21/45, 144A (Alternative Minimum Tax)	7/22 at 100.00	Baa3	13,746,938

	California Public Finance Authority, Charter School Lease Revenue Bonds, Multicultural Learning Center Project, Series 2017A:
2,055	6.125%, 6/15/37	6/27 at 100.00	N/R	2,066,857
3,025	6.250%, 6/15/47	6/27 at 100.00	N/R	3,039,248

555	California Public Finance Authority, Charter School Lease Revenue Bonds, Multicultural Learning Center Project, Series 2017B, 7.375%, 6/15/23	No Opt. Call	N/R	544,882

10,000	California Public Financing Authority Revenue, California, Sharp Healthcare, Series 2017A, 4.000%, 8/01/47 (UB) (6)	2/28 at 100.00	Aa3	10,288,700

1,700	California Public Finance Authority, University Housing Revenue Bonds, National Campus Community Development – Claremont Properties LLC Claremont Colleges Project, Series 2017A, 5.000%, 7/01/47, 144A	7/27 at 100.00	Ba2	1,811,486

	California School Finance Authority Charter School Facility Revenue Bonds, Grimmway Schools-Obligated Group, Series 2016A:
4,350	5.000%, 7/01/36, 144A	7/26 at 100.00	BB+	4,412,944
2,360	5.000%, 7/01/46, 144A	7/26 at 100.00	BB+	2,325,025

	California School Finance Authority Charter School Revenue Bonds, California, ACE Charter Schools, Obligated Group, Series 2016A:
2,755	5.000%, 6/01/42, 144A	6/26 at 100.00	N/R	2,802,909
1,025	5.000%, 6/01/52, 144A	6/26 at 100.00	N/R	1,030,945

	California School Finance Authority, California, Charter School Revenue Bonds, Encore Education Obligated Group, Series 2016A:
2,010	5.000%, 6/01/42, 144A	6/26 at 100.00	N/R	1,829,884
1,100	5.000%, 6/01/52, 144A	6/26 at 100.00	N/R	971,520

	California School Finance Authority, California, Charter School Revenue Bonds, TEACH Public Schools Obligated Group, Series 2016A:
5,915	5.750%, 6/01/42	6/26 at 100.00	N/R	5,670,237
5,065	5.875%, 6/01/52	6/26 at 100.00	N/R	4,846,445

	California School Finance Authority, Charter School Revenue Bonds, City Charter School Obligated Group, Series 2016A:
2,525	5.000%, 6/01/42, 144A	6/26 at 100.00	N/R	2,571,132
2,930	5.000%, 6/01/52, 144A	6/26 at 100.00	N/R	2,964,222

2,000	California School Finance Authority, Charter School Revenue Bonds, Classical Academies Project, Series 2017A, 5.000%, 10/01/44, 144A	10/27 at 100.00	BB+	2,101,060

1,000	California School Finance Authority, Charter School Revenue Bonds, Coastal Academy Project, Series 2013A, 5.000%, 10/01/42, 144A	10/22 at 100.00	BBB–	1,028,390

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments    June 30, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

	California School Finance Authority, Charter School Revenue Bonds, Escuela Popular Charter School, Series 2017:
$1,250	6.250%, 7/01/37, 144A	7/27 at 100.00	N/R	$1,257,675
5,000	6.500%, 7/01/50, 144A	7/27 at 100.00	N/R	5,023,600

1,430	California School Finance Authority, Charter School Revenue Bonds, Kepler Neighborhood School, Series 2017A, 5.875%, 5/01/47, 144A	5/27 at 100.00	N/R	1,358,614

	California School Finance Authority, Charter School Revenue Bonds, Rocketship Education ? Obligated Group, Series 2017A:
1,230	5.000%, 6/01/34, 144A	6/26 at 100.00	N/R	1,292,201
1,460	5.250%, 6/01/52, 144A	6/26 at 100.00	N/R	1,533,102

	California School Finance Authority, Charter School Revenue Bonds, Rocketship Public Schools ? Obligated Group, Series 2017G:
610	5.000%, 6/01/47, 144A	6/27 at 100.00	N/R	637,175
525	5.000%, 6/01/53, 144A	6/27 at 100.00	N/R	544,073

11,770	California School Finance Authority, Educational Facilities Revenue Bonds, Tri-Valley Learning Corporation, Series 2012A, 7.000%, 6/01/47 (5)	6/20 at 102.00	N/R	8,768,650

	California School Finance Authority, Educational Facility Revenue Bonds, New Designs Charter School Project, Series 2014A:
1,205	5.750%, 6/01/34, 144A	6/24 at 100.00	BB+	1,295,339
2,390	6.000%, 6/01/44, 144A	6/24 at 100.00	BB+	2,500,944

	California School Finance Authority, Educational Facility Revenue Bonds, Partnerships to Uplift Communities Valley Project, Series 2014:
2,010	6.400%, 8/01/34, 144A	2/24 at 100.00	BB–	2,150,439
4,960	6.750%, 8/01/44, 144A	2/24 at 100.00	BB–	5,347,723

2,000	California School Finance Authority, School Facility Revenue Bonds, Alliance for College-Ready Public Schools Project, Series 2015A, 4.125%, 7/01/35, 144A	7/25 at 100.00	BBB	2,027,320

1,300	California School Finance Authority, School Facility Revenue Bonds, Alta Public Schools Project, Series 2014A, 6.750%, 11/01/45, 144A	11/24 at 100.00	N/R	1,378,598

690	California School Finance Authority, School Facility Revenue Bonds, KIPP LA Projects, Series 2014A, 5.125%, 7/01/44	7/24 at 100.00	BBB	752,493

	California School Finance Authority, School Facility Revenue Bonds, Value Schools, Series 2016A:
1,280	5.750%, 7/01/41, 144A	7/26 at 100.00	BB+	1,375,770
1,250	6.000%, 7/01/51, 144A	7/26 at 100.00	BB+	1,355,600

10,000	California State, General Obligation Bonds, Refunding Various Purpose, Series 2017, 5.000%, 8/01/46 (UB)	8/26 at 100.00	AA–	11,533,500

10,540	California State, General Obligation Bonds, Tender Option Bond Trust 2015-XF1029, 13.308%, 9/01/32, 144A (IF) (6)	9/23 at 100.00	AA–	16,135,054

1,500	California State, General Obligation Bonds, Series 2015, 5.000%, 3/01/45 (UB) (6)	3/25 at 100.00	AA–	1,691,445

	California State, General Obligation Bonds, Tender Option Bond Trust 2015-XF1039:
125	13.011%, 10/01/37, 144A (IF) (6)	10/24 at 100.00	AA–	193,427
815	12.978%, 10/01/37, 144A (IF) (6)	10/24 at 100.00	AA–	1,259,778
1,570	12.959%, 10/01/37, 144A (IF) (6)	10/24 at 100.00	AA–	2,425,336
15,725	13.011%, 4/01/43, 144A (IF) (6)	4/23 at 100.00	AA–	22,449,324
1,250	13.011%, 10/01/44, 144A (IF) (6)	10/24 at 100.00	AA–	1,906,562

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

$4,500	California State, General Obligation Bonds, Tender Option Bond Trust 2016-XG0039, 15.360%, 3/01/40 – AGM Insured, 144A (IF) (6)	3/20 at 100.00	Aa3	$5,618,250

	California State, General Obligation Bonds, Various Purpose, Tender Option Bond Trust 2015-XF1041:
2,500	13.311%, 11/01/43, 144A (IF) (6)	11/23 at 100.00	AA–	3,691,800
1,875	13.303%, 11/01/43, 144A (IF) (6)	11/23 at 100.00	AA–	2,768,250
725	13.311%, 5/01/44, 144A (IF) (6)	5/24 at 100.00	AA–	1,082,338
750	9.351%, 11/01/44, 144A (IF) (6)	11/24 at 100.00	AA–	881,137

3,055	California State, General Obligation Bonds, Various Purpose, Series 2015, 4.000%, 8/01/45 (UB) (6)	8/25 at 100.00	AA–	3,194,827

1,885	California Statewide Communities Development Authority Revenue Bonds, California Baptist University, Refunding Series 2017A, 5.000%, 11/01/41, 144A	11/27 at 100.00	N/R	2,033,481

	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda University Medical Center, Series 2014A:
34,785	5.250%, 12/01/44	12/24 at 100.00	BB	37,506,578
96,770	5.500%, 12/01/54	12/24 at 100.00	BB	105,188,990

	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda University Medical Center, Series 2016A:
12,435	5.000%, 12/01/46, 144A	6/26 at 100.00	BB	13,236,063
129,790	5.250%, 12/01/56, 144A	6/26 at 100.00	BB	140,147,242

1,500	California Statewide Communities Development Authority, Charter School Revenue Bonds – Albert Einstein Academy for Letters, Arts, & Sciences Charter School Series 2012, 6.250%, 11/01/42 (5)	11/20 at 102.00	N/R	1,350,000

1,900	California Statewide Communities Development Authority, Lancer Educational Student Housing Revenue Bonds, California Baptist University, Series 2010A, 7.500%, 6/01/42 (Pre-refunded 6/01/19)	6/19 at 100.00	Aaa (7)	2,005,431

2,410	California Statewide Communities Development Authority, Recovery Zone Facility Bonds, SunEdison Huntington Beach Solar Projects, Series 2010, 7.500%, 1/01/31 (Pre-refunded 1/01/21)	1/21 at 100.00	N/R (7)	2,748,051

1,320	California Statewide Communities Development Authority, Recovery Zone Facility Bonds, SunEdison Irvine Unified School District Solar Projects, Series 2010, 7.500%, 7/01/30 (Pre-refunded 1/01/20)	1/20 at 100.00	N/R (7)	1,475,839

4,650	California Statewide Communities Development Authority, Revenue Bonds, American Baptist Homes of the West, Series 2010, 6.250%, 10/01/39	10/19 at 100.00	BBB+	4,863,295

440	California Statewide Communities Development Authority, Revenue Bonds, Buck Institute for Research on Aging, Tender Option Bond Trust 2015-XF1035, 15.540%, 11/15/49 – AGM Insured, 144A (IF) (6)	11/24 at 100.00	AA	666,380

2,390	California Statewide Communities Development Authority, Revenue Bonds, Huntington Memorial Hospital, Series 2018, 4.000%, 7/01/48	7/28 at 100.00	A–	2,439,425

25,000	California Statewide Communities Development Authority, Revenue Bonds, Huntington Memorial Hospital, Series 2014, 5.000%, 7/01/44 (UB) (6)	7/24 at 100.00	A–	27,508,500

	California Statewide Communities Development Authority, Revenue Bonds, John Muir Health, Series 2016A:
3,000	4.000%, 8/15/41 (UB) (6)	8/26 at 100.00	A+	3,087,990
5,440	5.000%, 8/15/51 (UB) (6)	8/26 at 100.00	A+	6,151,498

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments    June 30, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

	California Statewide Communities Development Authority, Revenue Bonds, Kaiser Permanente, Series 2017A-2:
$140,100	4.000%, 11/01/44 (UB) (6)	11/27 at 100.00	AA–	$145,514,865
9,250	4.000%, 11/01/51 (UB)	11/27 at 100.00	AA–	9,496,235

	California Statewide Communities Development Authority, Revenue Bonds, Lancer Educational Student Housing Project, Refunding Series 2016A:
7,210	5.000%, 6/01/36, 144A	6/26 at 100.00	N/R	7,654,424
8,150	5.000%, 6/01/46, 144A	6/26 at 100.00	N/R	8,601,591

14,940	California Statewide Communities Development Authority, Revenue Bonds, Marin General Hospital, Series 2018A, 4.000%, 8/01/45 (UB) (6)	8/23 at 100.00	A–	15,249,557

1,000	California Statewide Communities Development Authority, Revenue Bonds, Terraces San Joaquin Gardens, Series 2012A, 5.625%, 10/01/32	10/22 at 100.00	N/R	1,074,910

850	California Statewide Communities Development Authority, Revenue Bonds, The Culinary Institute of America, Series 2016B, 5.000%, 7/01/46	7/26 at 100.00	Baa2	936,377

1,100	California Statewide Communities Development Authority, School Facility Revenue Bonds, Alliance College-Ready Public Schools, Series 2011A, 7.000%, 7/01/46	7/21 at 100.00	BBB–	1,198,087

	California Statewide Communities Development Authority, Special Tax Bonds, Community Facilities District 15-2 Rio Bravo, Series 2015A:
3,245	5.375%, 9/01/35	9/25 at 100.00	N/R	3,309,446
3,285	5.625%, 9/01/45	9/25 at 100.00	N/R	3,367,322

1,500	California Statewide Communities Development Authority, Special Tax Bonds, Community Facilities District 2007-1 Orinda Wilder Project, Refunding Series 2015, 5.000%, 9/01/37	9/25 at 100.00	N/R	1,639,380

1,950	California Statewide Communities Development Authority, Special Tax Bonds, Community Facilities District 2012-01, Fancher Creek, Series 2013A, 5.700%, 9/01/43	9/22 at 100.00	N/R	2,071,192

	California Statewide Communities Development Authority, Statewide Community Infrastructure Program Revenue Bonds, Refunding Series 2015R-1:
3,650	5.000%, 9/02/35	9/25 at 100.00	N/R	3,898,638
1,200	5.000%, 9/02/40	9/25 at 100.00	N/R	1,269,444

4,015	California Statewide Communities Development Authority, Statewide Community Infrastructure Program Revenue Bonds, Series 2011A, 8.000%, 9/02/41	9/21 at 100.00	N/R	4,199,329

	California Statewide Communities Development Authority, Statewide Community Infrastructure Program Revenue Bonds, Series 2017A:
1,820	5.000%, 9/02/37	9/27 at 100.00	N/R	1,961,287
2,010	5.000%, 9/02/46	9/27 at 100.00	N/R	2,145,333

2,300	California Statewide Communities Development Authority, Statewide Community Infrastructure Program Revenue Bonds, Series 2017B, 5.000%, 9/02/47	9/27 at 100.00	N/R	2,524,848

	California Statewide Communities Development Authority, Statewide Community Infrastructure Program Revenue Bonds, Series 2018A:
2,150	5.000%, 9/02/38	9/28 at 100.00	N/R	2,329,869
3,145	5.000%, 9/02/47	9/28 at 100.00	N/R	3,380,875

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

$2,500	California Statewide Communities Development Authority, Student Housing Revenue Bonds, University of California, Irvine East Campus Apartments, Phase IV-A CHF-Irvine, LLC, Series 2017, 5.000%, 5/15/50	5/27 at 100.00	Baa1	$2,803,875

2,220	California Statewide Communities Development Authority, Charter School Revenue Bonds, Rocketship 4 – Mosaic Elementary Charter School, Series 2011A, 8.500%, 12/01/41	12/21 at 100.00	N/R	2,547,694

20	California Statewide Communities Development Authority, Charter School Revenue Bonds, Rocketship 4 – Mosaic Elementary Charter School, Taxable Series 2011B, 8.750%, 12/01/18	No Opt. Call	N/R	20,145

5,000	California Statewide Community Development Authority, Charter School Revenue Bonds, Rocklin Academy Charter, Series 2011A, 8.250%, 6/01/41	6/21 at 100.00	BB+	5,578,200

	California Statewide Community Development Authority, Revenue Bonds, California Baptist University, Series 2011A:
1,250	7.250%, 11/01/31 (Pre-refunded 11/01/21)	11/21 at 100.00	N/R (7)	1,472,150
2,250	7.500%, 11/01/41 (Pre-refunded 11/01/21)	11/21 at 100.00	N/R (7)	2,667,982

	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity Health System, Series 2005A:
6,360	5.750%, 7/01/30	9/18 at 100.00	CCC	6,270,133
15,010	5.750%, 7/01/35	9/18 at 100.00	CCC	14,781,698
13,000	5.500%, 7/01/39	9/18 at 100.00	CCC	12,791,870

2,610	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity Health System, Series 2005H, 5.750%, 7/01/25	9/18 at 100.00	CCC	2,576,957

15,955	California Statewide Community Development Authority, Revenue Bonds, Sutter Health, Series 2016A, 5.000%, 11/15/46 (UB) (6)	11/25 at 100.00	A+	17,993,251

1,000	Compton Community Redevelopment Agency, California, Tax Allocation Revenue Bonds, Redevelopment Projects, Housing Second Lien Series 2010A, 5.500%, 8/01/30	8/20 at 100.00	N/R	1,051,210

	Compton Public Finance Authority, California, Lease Revenue Bonds, Refunding & Various Capital Projects, Series 2008:
835	5.000%, 9/01/22 – AMBAC Insured	9/18 at 100.00	N/R	838,950
155	5.250%, 9/01/27 – AMBAC Insured	9/18 at 100.00	N/R	155,648

450	Compton Public Finance Authority, California, Lease Revenue Bonds, Refunding & Various Capital Projects, Series 2008, 5.250%, 9/01/27 (Pre-refunded 9/01/18) – AMBAC Insured	9/18 at 100.00	N/R (7)	452,812

2,500	Contra Costa Community College District, Contra Costa County, California, General Obligation Bonds, Tender Option Trust 2015-XF0229, 13.573%, 6/01/21, 144A (IF)	No Opt. Call	AA+	3,669,850

1,250	Corona, California, Special Tax Bonds, Community Facilities District 2016-2 Terrassa, Series 2018, 4.000%, 9/01/48	9/24 at 103.00	N/R	1,259,500

500	Corona-Norco Unified School District Public Financing Authority, California, Special Tax Revenue Bonds, Refunding Junior Lien Series 2013B, 5.000%, 9/01/35	9/23 at 100.00	N/R	540,010

18,135	Cotati-Rohnert Park Unified School District, Sonoma County, California, General Obligation Bonds, Series 2017A, 4.000% 8/01/46 – BAM Insured (UB)	8/26 at 100.00	A1	18,871,462

1,250	Dana Point, California, Special Tax Bonds, Community Facilities District 2006-1 Series 2014, 5.000%, 9/01/45	9/23 at 100.00	N/R	1,316,637

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments    June 30, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

	Desert Hot Springs Redevelopment Agency, California, Tax Allocation Bonds, Merged Redevelopment Project, Series 2008A-2:
$1,000	5.000%, 9/01/23 (Pre-refunded 9/01/18)	9/18 at 100.00	B– (7)	$1,005,850
2,000	5.250%, 9/01/28 (Pre-refunded 9/01/18)	9/18 at 100.00	B– (7)	2,012,500
2,000	5.750%, 9/01/38 (Pre-refunded 9/01/18)	9/18 at 100.00	B– (7)	2,014,100

5,000	East Side Union High School District, Santa Clara County, California, General Obligation Bonds, Tender Option Bond Trust 2016-XG0043, 13.896%, 8/01/39 (Pre-refunded 8/01/19) – AGC Insured, 144A (IF)	8/19 at 100.00	AA (7)	5,767,300

	Elk Grove Unified School District, Sacramento County, California, General Obligation Bonds, Series 2017:
10,535	4.000%, 8/01/44 (UB) (6)	8/26 at 100.00	Aa2	10,955,347
12,640	4.000%, 8/01/46 (UB) (6)	8/26 at 100.00	Aa2	13,126,134

	Fairfield, California, Certificates of Participation, Fairfield Water Financing Series 2007A:
4,000	0.000%, 4/01/32 – SYNCORA GTY Insured	No Opt. Call	AA–	2,516,600
5,480	0.000%, 4/01/33 – SYNCORA GTY Insured	No Opt. Call	AA–	3,280,712
5,480	0.000%, 4/01/34 – SYNCORA GTY Insured	No Opt. Call	AA–	3,115,051

3,460	Fairfield, California, Community Facilities District 2007-1 Special Tax Bonds, Fairfield Commons Project, Series 2008, 6.875%, 9/01/38	3/19 at 100.00	N/R	3,488,268

7,385	Fillmore, California, Wastewater Revenue Bonds, Series 2017, 4.000%, 5/01/42 – AGM Insured (UB) (6)	5/27 at 100.00	A2	7,697,312

2,785	Folsom Ranch Financing Authority, California, Special Tax Revenue Bonds, Series 2017, 5.000%, 9/01/47	9/27 at 100.00	N/R	3,036,875

1,000	Fontana, California, Special Tax Bonds, Community Facilities District 80, Bella Strada, Series 2017, 5.000%, 9/01/46	9/27 at 100.00	N/R	1,101,820

	Fontana, California, Special Tax Bonds, Community Facilities District 31 Citrus Heights North, Series 2006:
3,610	5.000%, 9/01/26 (Pre-refunded 9/01/18)	9/18 at 100.00	N/R (7)	3,631,118
3,000	5.000%, 9/01/36 (Pre-refunded 9/01/18)	9/18 at 100.00	N/R (7)	3,017,550

6,500	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds, Refunding Junior Lien Series 2013C, 6.250%, 1/15/33	1/24 at 100.00	BB+	7,591,220

9,000	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds, Refunding Senior Lien Series 2015A, 0.000%, 1/15/33	No Opt. Call	BBB–	4,898,250

	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds, Refunding Series 2013A:
11,000	0.000%, 1/15/32 – AGM Insured (4)	1/31 at 100.00	BBB–	10,106,030
5,000	0.000%, 1/15/37 – AGM Insured	No Opt. Call	BBB–	2,360,950
4,500	5.750%, 1/15/46	1/24 at 100.00	BBB–	5,116,725

24,685	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds, Refunding Term Rate Sub-Series 2013B-1, 3.950%, 1/15/53	7/27 at 100.00	BBB–	24,796,576

1,840	Franklin-McKinley School District, Santa Clara County, California, General Obligation Bonds, Election 2010 Series 2011A, 0.000%, 8/01/35 – AGM Insured	No Opt. Call	Aa3	949,330

9,550	Fresno Unified School District, Fresno County, California, General Obligation Bonds, Crossover Refunding Series 2016B, 0.000%, 8/01/43	8/26 at 54.52	Aa3	3,468,273

11,900	Fresno Unified School District, Fresno County, California, General Obligation Bonds, Series 2016B, 4.000%, 8/01/46 (UB) (6)	8/26 at 100.00	Aa3	12,230,820

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

$5,340	Garvey School District, Los Angeles County, California, General Obligation Bonds, Series 2017A, 4.000%, 8/01/46 – BAM Insured (UB) (6)	8/27 at 100.00	AA	$5,546,017

150,695	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Senior Convertible Series 2007A-2, 5.300%, 6/01/37	6/22 at 100.00	B3	157,741,498

139,275	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2007A-1, 5.125%, 6/01/47	8/18 at 100.00	B3	139,277,785

	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2018A-1:
17,250	5.250%, 6/01/47	6/22 at 100.00	N/R	17,965,875
62,900	5.000%, 6/01/47	6/22 at 100.00	N/R	64,649,249

29,960	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2015A, 5.000%, 6/01/40 (UB) (6)	6/25 at 100.00	A+	33,654,368

	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Tender Option Bond Trust 2015-XF1038:
925	12.891%, 6/01/34, 144A (IF) (6)	6/25 at 100.00	A+	1,408,349
2,485	12.888%, 6/01/40, 144A (IF) (6)	6/25 at 100.00	A+	3,710,279
690	12.879%, 6/01/40, 144A (IF) (6)	6/25 at 100.00	A+	1,029,922
34,335	12.891%, 6/01/45, 144A (IF) (6)	6/25 at 100.00	A+	50,996,059

1,074,860	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Revenue Bonds, First Subordinate Series 2007B-1, 0.000%, 6/01/47	9/18 at 18.82	CCC+	188,121,997

1,535	Gonzales Redevelopment Agency, Monterey County, California, Tax Allocation Bonds, Gonzalez Redevelopment Project, Refunding Series 2011, 8.000%, 12/01/44 (Pre-refunded 12/01/21)	12/21 at 100.00	N/R (7)	1,847,894

1,875	Grossmont Healthcare District, California, General Obligation Bonds, Tender Option Bond Trust 2017-XF2453, 18.497%, 7/15/40 (Pre-refunded 7/15/21), 144A (IF) (6)	7/21 at 100.00	Aaa (7)	2,866,350

7,000	Grossmont-Cuyamaca Community College District, California, General Obligation Bonds, Series 2018B, 4.000%, 8/01/47 (WI/DD, Settling 7/19/18) (UB)	8/28 at 100.00	AA	7,318,220

4,565	Hartnell Community College District, California, General Obligation Bonds, Series 2017A, 4.000%, 8/01/47 (UB) (6)	8/27 at 100.00	AA	4,770,014

820	Hawthorne, California, Special Tax Bonds, Community Facilities District 2006-1, South Bay, Series 2006, 4.600%, 9/01/21	3/19 at 100.00	N/R	823,419

18,770	Hayward Area Recreation and Park District, California, General Obligation Bonds, Series 2017A, 4.000%, 8/01/46 (UB) (6)	8/27 at 100.00	AA+	19,612,961

	Hayward Unified School District, Alameda County, California, General Obligation Bonds, Election 2014, Series 2017:
12,580	4.000%, 8/01/39 – AGM Insured (UB) (6)	8/26 at 100.00	AA	13,217,932
44,380	4.000%, 8/01/42 – AGM Insured (UB) (6)	8/26 at 100.00	AA	46,214,225

	Hesperia Public Financing Authority, California, Redevelopment and Housing Projects Tax Allocation Bonds, Series 2007A:
3,250	5.500%, 9/01/22 – SYNCORA GTY Insured	9/18 at 100.00	N/R	3,258,775
1,000	5.500%, 9/01/27 – SYNCORA GTY Insured	9/18 at 100.00	N/R	1,002,710
1,050	5.000%, 9/01/31 – SYNCORA GTY Insured	9/18 at 100.00	N/R	1,061,025
4,245	5.000%, 9/01/37 – SYNCORA GTY Insured	9/18 at 100.00	N/R	4,249,033

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments    June 30, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

$1,010	Imperial, California, Special Tax Bonds, Community Facilities District 2005-1 Springfield, Series 2015A, 5.000%, 9/01/36	9/25 at 100.00	N/R	$1,081,387

510	Indio Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment Project, Subordinate Lien Refunding Series 2008A, 5.250%, 8/15/28	8/18 at 100.00	BBB+	511,923

263,100	Inland Empire Tobacco Securitization Authority, California, Tobacco Settlement Asset-Backed Bonds, Series 2007C-2, 0.000%, 6/01/47	9/18 at 14.86	N/R	38,602,032

2,750	Irvine, California, Special Tax Bonds, Community Facilities District 2013-3 Great Park, Improvement Area 1, Refunding Series 2014, 5.000%, 9/01/49	9/24 at 100.00	N/R	2,946,790

	Jurupa Community Services District, California, Special Tax Bonds, Community Facilities District 33 Eastvale Area, Series 2014:
3,260	5.000%, 9/01/43	9/24 at 100.00	N/R	3,487,711
3,140	5.000%, 9/01/43	9/24 at 100.00	N/R	3,359,329

11,510	Jurupa Unified School District, Riverside County, California, General Obligation Bonds, Series 2017B, 4.000%, 8/01/41 (UB) (6)	8/27 at 100.00	Aa3	12,072,839

4,445	King Community Development Agency, California, Tax Allocation Bonds, King City Redevelopment Project, Series 2011, 7.250%, 8/01/34 (Pre-refunded 8/01/21)	8/21 at 100.00	N/R (7)	5,044,053

1,100	La Verne, California, Certificates of Participation, Brethren Hillcrest Homes, Series 2014, 5.000%, 5/15/36	5/22 at 101.00	BBB–	1,156,518

260	Lake Elsinore Public Financing Authority, California, Local Agency Revenue Bonds, Canyon Hills Improvement Area A & C, Series 2014C, 5.000%, 9/01/40	9/24 at 100.00	N/R	281,585

400	Lake Elsinore Public Financing Authority, California, Local Agency Revenue Bonds, Refunding Series 2015, 5.000%, 9/01/40	9/25 at 100.00	N/R	437,960

1,180	Lake Elsinore Public Financing Authority, California, Local Agency Revenue Bonds, Villages at Wasson Canyon, Series 2012A, 5.250%, 9/01/38	9/22 at 100.00	N/R	1,248,015

	Lammersville Joint Unified School District, California, Special Tax Bonds, Community Facilities District 2007-1 Mountain House – Shea Homes Improvement Area 1, Series 2013:
1,500	6.000%, 9/01/38	9/23 at 100.00	N/R	1,714,380
1,000	6.000%, 9/01/43	9/23 at 100.00	N/R	1,152,210

1,000	Lammersville School District, California, Special Tax Refunding Bonds, Community Facilities District 2002 Mountain House, Series 2012, 5.250%, 9/01/29	9/22 at 100.00	N/R	1,054,600

	Lancaster Redevelopment Agency, California, Tax Allocation Bonds, Combined Redevelopment Project Areas Housing Programs, Series 2009:
2,000	6.875%, 8/01/34 (Pre-refunded 8/01/19)	8/19 at 100.00	BBB (7)	2,115,580
1,400	6.875%, 8/01/39 (Pre-refunded 8/01/19)	8/19 at 100.00	N/R (7)	1,480,906
1,045	6.875%, 8/01/39 (Pre-refunded 8/01/19)	8/19 at 100.00	BBB (7)	1,105,391

3,170	Lathrop, California, Limited Obligation Improvement Bonds, Crossroads Assessment District, Series 2015, 5.000%, 9/02/40	9/25 at 100.00	N/R	3,447,914

810	Lee Lake Public Financing Authority, California, Junior Lien Revenue Bonds, Series 2013B, 5.375%, 9/01/35	9/23 at 100.00	N/R	871,795

1,825	Lincoln, California, Special Tax Bonds, Community Facilities District 2005-1 Sorrento Project, Series 2014A, 5.000%, 9/01/43	9/24 at 100.00	N/R	1,957,677

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

$6,000	Livermore Valley Joint Unified School District, Alameda County, California, General Obligation Bonds, Series 2016, 4.000%, 8/01/41 (UB) (6)	8/26 at 100.00	Aa3	$6,282,540

	Long Beach Unified School District, Los Angeles County, California, General Obligation Bonds, Series 2017A:
6,380	4.000%, 8/01/39 (UB) (6)	8/26 at 100.00	Aa2	6,731,347
10,450	4.000%, 8/01/40 (UB) (6)	8/26 at 100.00	Aa2	11,010,225
13,045	4.000%, 8/01/41 (UB) (6)	8/26 at 100.00	Aa2	13,725,427
14,760	4.000%, 8/01/42 (UB) (6)	8/26 at 100.00	Aa2	15,508,480
32,355	4.000%, 8/01/45 (UB) (6)	8/26 at 100.00	Aa2	33,808,710

10,255	Long Beach Unified School District, Los Angeles County, California, General Obligation Bonds, Series 2017E, 4.000%, 8/01/44 (UB) (6)	8/26 at 100.00	Aa2	10,737,908

1,765	Los Alamitos Unified School District, Orange County, California, Certificates of Participation, Series 2012, 0.000%, 8/01/42 (4)	8/29 at 100.00	AA–	1,616,864

6,080	Los Angeles County, California, Multifamily Housing Revenue Bonds, HDR Preservation Apartment Project, Series 2007C, 6.250%, 7/01/42	7/22 at 100.00	N/R	6,240,877

1,875	Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International Airport, Tender Option Bond Trust 2016-XL0005, 13.571%, 5/15/40, 144A (IF) (6)	5/20 at 100.00	Aa3	2,327,700

	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Tender Option Bond Trust 2015-XF2047:
1,150	13.642%, 7/01/38, 144A (IF) (6)	7/22 at 100.00	AA	1,610,667
1,715	13.663%, 7/01/43, 144A (IF) (6)	1/24 at 100.00	AA	2,533,055

5,000	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series 2015E, 5.000%, 7/01/44 (UB) (6)	7/24 at 100.00	AA	5,644,350

16,145	Los Angeles Department of Water and Power, California, Waterworks Revenue Bonds, Series 2017A, 4.000%, 7/01/47 (UB) (6)	1/27 at 100.00	Aa2	16,733,808

2,420	Los Angeles Department of Water and Power, California, Waterworks Revenue Bonds, Tender Option Bond Trust 2015-XF2053, 16.565%, 7/01/44, 144A (IF) (6)	7/24 at 100.00	Aa2	3,978,940

	Los Angeles, California, Wastewater System Revenue Bonds, Tender Option Bond Trust 2017-XF2455:
1,385	16.541%, 6/01/34 (Pre-refunded 6/01/19), 144A (IF) (6)	6/19 at 100.00	N/R (7)	1,602,057
1,115	16.541%, 6/01/34 (Pre-refunded 6/01/19), 144A (IF) (6)	6/19 at 100.00	AA+ (7)	1,289,743

8,000	Lucia Mar Unified School District, San Luis Obispo County, California, General Obligation Bonds, Series 2017A, 4.000%, 8/01/46 (UB) (6)	8/27 at 100.00	Aa2	8,372,000

18,700	Lucia Mar Unified School District, San Luis Obispo County, California, General Obligation Bonds, Series 2018B, 4.000%, 8/01/47 (UB) (6)	8/28 at 100.00	Aa2	19,601,340

1,000	Lynwood Redevelopment Agency, California, Tax Allocation Revenue Bonds, Project Area A, Subordinate Lien Series 2011A, 7.000%, 9/01/31	9/21 at 100.00	A–	1,151,060

8,000	Madera Unified School District, Madera County, California, General Obligation Bonds, Series 2017, 4.000%, 8/01/46 (UB)	8/27 at 100.00	Aa3	8,321,280

	March Joint Powers Redevelopment Agency, California, Tax Allocation Revenue Bonds, March Air Force Base Redevelopment Project, Series 2011A:
1,185	7.000%, 8/01/26 (Pre-refunded 8/01/21)	8/21 at 100.00	N/R (7)	1,370,595
2,650	7.250%, 8/01/31 (Pre-refunded 8/01/21)	8/21 at 100.00	N/R (7)	3,084,812
10,010	7.500%, 8/01/41 (Pre-refunded 8/01/21)	8/21 at 100.00	N/R (7)	11,727,115

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments    June 30, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

$3,950	March Joint Powers Redevelopment Agency, California, Tax Allocation Revenue Bonds, March Air Force Base Redevelopment Project, Series 2011B, 7.500%, 8/01/41 (Pre-refunded 8/01/21)	8/21 at 100.00	N/R (7)	$4,634,061

33,720	Marin Healthcare District, Marin County, California, General Obligation Bonds, 2013 Election, Series 2017A, 4.000%, 8/01/47 (UB) (6)	8/27 at 100.00	Aa2	35,422,860

7,895	Marin Public Financing Authority, California, Revenue Bonds, Sausalito Marin City Sanitary District, Series 2017, 4.000%, 4/01/42 (UB) (6)	4/27 at 100.00	AA–	8,429,097

	Marysville, California, Revenue Bonds, Fremont-Rideout Health Group, Series 2011:
890	5.125%, 1/01/33	1/21 at 100.00	A	955,095
1,190	5.250%, 1/01/42	1/21 at 100.00	A	1,279,428

2,950	Menifee Union School District, Riverside County, California, Special Tax Bonds, Community Facilities District 2011-1, Improvement Area 1, Series 2015, 5.000%, 9/01/44	9/24 at 100.00	N/R	3,164,465

1,500	Merced Redevelopment Agency, California, Tax Allocation Bonds, Merced Gateways Redevelopment Project, Series 2009A, 6.250%, 9/01/29 (Pre-refunded 9/01/19)	9/19 at 100.00	N/R (7)	1,582,215

	Monrovia Redevelopment Agency, California, Central Project Area 1 Housing Tax Allocation Bonds, Series 2011:
1,540	6.500%, 5/01/26 (Pre-refunded 5/01/21)	5/21 at 100.00	N/R (7)	1,744,112
1,075	6.900%, 5/01/36 (Pre-refunded 5/01/21)	5/21 at 100.00	N/R (7)	1,229,305

12,155	Montebello Unified School District, Los Angeles County, California, General Obligation Bonds, Series 2016A, 4.000%, 8/01/46 (UB) (6)	8/26 at 100.00	A1	12,544,568

1,100	Moorpark, California, Special Tax Bonds, Community Facilities District 2004-1, Refunding Junior Lien Series 2014B, 5.125%, 9/01/38	9/24 at 100.00	N/R	1,198,241

615	Moreno Valley Unified School District, Riverside County, California, Special Tax Bonds, Community Facilities District 2004-5, Series 2006, 5.200%, 9/01/36 (Pre-refunded 9/01/18)	9/18 at 100.00	N/R (7)	618,795

220	Moreno Valley Unified School District, Riverside County, California, Special Tax Bonds, Community Facilities District 2005-2, Series 2006, 5.000%, 9/01/26 (Pre-refunded 9/01/18)	9/18 at 100.00	N/R (7)	221,287

1,000	Moreno Valley Unified School District, Riverside County, California, Special Tax Bonds, Community Facilities District 2005-3, Series 2007, 5.000%, 9/01/37 (Pre-refunded 9/01/18)	9/18 at 100.00	N/R (7)	1,005,850

	Moreno Valley, California, Special Tax Bonds, Community Facilities District 5, Series 2007:
1,010	5.000%, 9/01/27	3/19 at 100.00	N/R	1,012,808
1,325	5.000%, 9/01/37	3/19 at 100.00	N/R	1,327,623

2,000	Murrieta Public Finance Authority, California, Special Tax Revenue Bonds, Refunding Series 2012, 5.000%, 9/01/31	9/22 at 100.00	A	2,162,620

580	Murrieta, California, Special Tax Bonds, Community Facilities District 2005-5 Golden City Improvement Area A, Series 2017, 5.000%, 9/01/42	9/27 at 100.00	N/R	639,531

2,355	National City Community Development Commission, California, Tax Allocation Bonds, National City Redevelopment Project, Series 2011, 7.000%, 8/01/32 (Pre-refunded 8/01/21)	8/21 at 100.00	A (7)	2,731,871

7,070	California Health Facilities Financing Authority, Revenue Bonds, Adventist Health System/West, Refunding Series 2016A, 4.000%, 3/01/39 (UB) (6)	3/26 at 100.00	A	7,243,286

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

$3,390	Newman-Crows Landing Unified School District, Stanislaus County, California, General Obligation Bonds, 2008 Election, Series 2010B, 0.000%, 8/01/49 – AGM Insured	No Opt. Call	A1	$2,385,984

2,000	Ontario, California, Special Tax Bonds, Community Facilities District 24 Park Place Facilities Phase I, Series 2016, 5.000%, 9/01/46	9/26 at 100.00	N/R	2,180,140

2,305	Orland Joint Unified School District, Glenn and Tehama Counties, California, General Obligation Bonds, 2008 Election, Series 2012B, 0.000%, 8/01/51 – AGM Insured	8/37 at 100.00	AA	1,387,195

970	Orland Joint Unified School District, Glenn and Tehama Counties, California, General Obligation Bonds, 2008 Election, Series 2013C, 0.000%, 8/01/43 – BAM Insured	8/38 at 100.00	AA	553,802

2,485	Palm Desert, California, Limited Obligation Improvement Bonds, Section 29 Assessment District 2004-02, Series 2007, 5.100%, 9/02/37	3/19 at 100.00	N/R	2,492,927

	Palm Desert, California, Special Tax Bonds, Community Facilities District 2005-1 University Park, Series 2006:
1,700	5.250%, 9/01/26	3/19 at 100.00	N/R	1,699,915
3,780	5.450%, 9/01/32	3/19 at 100.00	N/R	3,780,567
4,480	5.500%, 9/01/36	3/19 at 100.00	N/R	4,480,134

	Palm Drive Health Care District, Sonoma County, California, Certificates of Participation, Parcel Tax Secured Financing Program, Series 2010:
830	7.000%, 4/01/25	9/18 at 102.00	CCC+	823,742
1,605	7.500%, 4/01/35	9/18 at 102.00	CCC+	1,583,686

	Palmdale Community Redevelopment Agency, California, Tax Allocation Bonds, Merged Redevelopment Project Areas, Series 2002:
1,230	0.000%, 12/01/31 – AMBAC Insured	No Opt. Call	AA–	758,233
1,225	0.000%, 12/01/32 – AMBAC Insured	No Opt. Call	AA–	716,135

8,910	Palmdale School District, Los Angeles County, California, General Obligation Bonds, Series 2017A, 4.000%, 8/01/46 (UB) (6)	8/27 at 100.00	Aa3	9,253,748

2,855	Palmdale, California, Special Tax Bonds, Community Facilities District 2003-1, Anaverde Project, Series 2005A, 5.400%, 9/01/35	3/19 at 100.00	N/R	2,864,193

8,000	Palomar Community College District, San Diego County, California, General Obligation Bonds, Series 2017, 4.000%, 8/01/45 (UB) (6)	8/27 at 100.00	AA	8,391,200

500	Palomar Health System, California, Revenue Bonds, Refunding Series 2017, 5.000%, 11/01/42	11/27 at 100.00	Ba1	542,230

5,265	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2009, 6.750%, 11/01/39 (Pre-refunded 11/01/19)	11/19 at 100.00	N/R (7)	5,630,496

17,360	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2010, 6.000%, 11/01/41 (Pre-refunded 11/01/20)	11/20 at 100.00	Ba1 (7)	19,131,588

	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2017:
8,100	4.000%, 11/01/38	11/27 at 100.00	Ba1	8,043,867
5,660	4.000%, 11/01/47	11/27 at 100.00	Ba1	5,516,519

1,120	Palomar Pomerado Health System, California, Revenue Bonds, Refunding Series 2016, 5.000%, 11/01/39	11/26 at 100.00	Ba1	1,213,453

3,000	Palomar Pomerado Health, California, General Obligation Bonds, Series 2009A, 0.000%, 8/01/38 – AGC Insured (4)	8/29 at 100.00	BB+	3,721,020

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments    June 30, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

$16,440	Patterson Public Finance Authority, California, Revenue Bonds, Community Facilities District 2001-1, Senior Series 2013A , 5.750%, 9/01/39	9/23 at 100.00	N/R	$18,147,458

3,005	Patterson Public Finance Authority, California, Revenue Bonds, Community Facilities District 2001-1, Subordinate Lien Series 2013B , 5.875%, 9/01/39	9/23 at 100.00	N/R	3,334,679

5,340	Perris Joint Powers Authority, California, Local Agency Revenue Bonds, Community Facilities District 2006-2, Monument Park Estates, Series 2015B, 5.000%, 9/01/45	9/25 at 100.00	N/R	5,793,953

3,900	Pico Rivera Water Authority, California, Revenue Bonds, Refunding Water System Project, Series 1999A, 5.500%, 5/01/29 – NPFG Insured	No Opt. Call	Baa2	4,503,213

17,000	Pittsburg Redevelopment Agency, California, Tax Allocation Bonds, Los Medanos Community Development Project, Refunding Series 2008A, 6.500%, 9/01/28 (Pre-refunded 9/01/18)	9/18 at 100.00	N/R (7)	17,140,250

2,500	Pittsburg Redevelopment Agency, California, Tax Allocation Bonds, Los Medanos Community Development Project, Series 1999, 0.000%, 8/01/28 – AMBAC Insured	No Opt. Call	A	1,792,225

11,000	Pittsburg Unified School District, Contra Costa County, California, Series 2016, 4.000%, 8/01/44 (UB) (6)	8/26 at 100.00	Aa3	11,438,900

1,285	Pomona Public Financing Authority, California, Merged Projects Revenue Bonds, Series 2007, 5.125%, 2/01/33	9/18 at 100.00	BBB–	1,285,180

1,455	Pomona Public Financing Authority, California, Merged Projects Revenue Bonds, Series 2007AX, 5.000%, 2/01/41	9/18 at 100.00	BBB–	1,455,669

	Pomona Unified School District, Los Angeles County, California, General Obligation Bonds, Series 2017A:
12,635	4.000%, 8/01/42 – BAM Insured (UB)	8/26 at 100.00	AA	13,248,303
9,485	4.000%, 8/01/46 – BAM Insured (UB)	8/26 at 100.00	AA	9,897,503

1,250	Rancho Cardova, California, Special Tax Bonds, Community Facilities District 2005-1 Sunridge North Douglas Series 2015, 5.000%, 9/01/45	9/25 at 100.00	N/R	1,356,262

4,405	Rancho Cordova, California, Special Tax Bonds, Community Facilities District 2003-1 Sunridge Anatolia Area, Junior Lien Series 2014, 5.650%, 10/01/38	9/18 at 100.00	N/R	4,412,048

4,725	River Delta Unified School District, School Facilities Improvement District 2, Sacramento and Solano Counties, California, General Obligation Bonds, Election 2004 Series 2008, 0.000%, 4/01/48 – AGM Insured	No Opt. Call	AA	1,401,340

31,284	River Rock Entertainment Authority, California, Revenue Bonds, Senior Notes Series 2011B, 8.000%, 11/01/18 (5)	9/18 at 100.00	N/R	11,418,660

1,250	Riverside County Asset Leasing Corporation, California, Lease Revenue Bonds, Capital Project, Tender Option Bond Trust 2015-XF1020, 13.935%, 11/01/45, 144A (IF) (6)	11/25 at 100.00	A+	2,020,462

3,030	Riverside County Public Financing Authority, California, Tax Allocation Bonds, Desert Communities & Interstate 215 Corridor Projects, Series 2017A, 4.000%, 10/01/40 – BAM Insured (UB) (6)	10/27 at 100.00	AA	3,129,263

6,250	Riverside County Redevelopment Agency Successor Agency, California, Tax Allocation Housing Bonds, Series 2017A, 4.000%, 10/01/39 – BAM Insured (UB) (6)	10/27 at 100.00	AA	6,529,938

1,500	Riverside County Redevelopment Agency, California, Desert Communities Redevelopment Project Area Tax Allocation Bonds, Series 2010D, 6.000%, 10/01/30 (Pre-refunded 10/01/20)	10/20 at 100.00	A (7)	1,648,035

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

	Riverside County Redevelopment Agency, California, Tax Allocation Bonds, Interstate 215 Corridor Redevelopment Project Area, 2nd Lien Series 2011E:
$7,100	0.000%, 12/01/41	No Opt. Call	BBB+	$2,628,420
7,075	0.000%, 12/01/42	No Opt. Call	BBB+	2,486,438
7,050	0.000%, 12/01/43	No Opt. Call	BBB+	2,356,110
5,600	0.000%, 12/01/44	No Opt. Call	BBB+	1,778,672

1,000	Riverside County Redevelopment Agency, California, Tax Allocation Housing Bonds, Series 2011A, 7.125%, 10/01/42 (Pre-refunded 10/01/21)	10/21 at 100.00	A3 (7)	1,168,080

1,410	Riverside County, California, Special Tax Bonds, Community Facilities District 05-8 Scott Road, Series 2013, 5.000%, 9/01/42	9/22 at 100.00	N/R	1,487,818

	Rocklin Unified School District, Placer County, California, Special Tax Bonds, Community Facilities District 2, Series 2007:
550	0.000%, 9/01/36 – NPFG Insured	No Opt. Call	Baa2	267,432
660	0.000%, 9/01/37 – NPFG Insured	No Opt. Call	Baa2	307,844

3,240	Rocklin, Placer County, California, Special Tax Bonds, Community Facilities District 10 Whitney Ranch, Series 2015, 5.000%, 9/01/39	9/25 at 100.00	N/R	3,532,475

885	Roseville, California, Special Tax Bonds, Community Facilities District 1 Diamond Creek, Series 2007, 5.000%, 9/01/37	3/19 at 100.00	N/R	888,390

	Roseville, California, Special Tax Bonds, Community Facilities District 1 Hewlett Parkard Campus Oaks, Series 2016:
1,130	5.000%, 9/01/31	9/26 at 100.00	N/R	1,222,683
1,000	5.000%, 9/01/36	9/26 at 100.00	N/R	1,070,430
1,735	5.500%, 9/01/46	9/26 at 100.00	N/R	1,905,724

	Roseville, California, Special Tax Bonds, Community Facilities District 1 Westbrook, Series 2014:
1,880	5.000%, 9/01/39	9/24 at 100.00	N/R	2,016,676
1,395	5.000%, 9/01/44	9/24 at 100.00	N/R	1,490,850

4,000	Roseville, California, Special Tax Bonds, Community Facilities District 5 Fiddyment Ranch Public Facilities, Series 2017, 5.000%, 9/01/47, 144A	9/27 at 100.00	N/R	4,269,280

	Sacramento City Financing Authority California, Lease Revenue Bonds, Master Lease Program Facilities Projects, Tender Option Bond Trust 2016-XG0100:
2,500	14.134%, 12/01/30 – AMBAC Insured, 144A (IF) (6)	No Opt. Call	A+	4,477,700
3,000	14.134%, 12/01/30 – AMBAC Insured, 144A (IF) (6)	No Opt. Call	A+	5,373,240
6,580	13.927%, 12/01/33 – AMBAC Insured, 144A (IF) (6)	No Opt. Call	A+	12,952,335

1,790	Sacramento City Financing Authority, California, Master Lease Program Facilities Revenue Bonds, Tender Option Bond Trust 2016-XG0067, 13.877%, 12/01/30 – AMBAC Insured, 144A (IF) (6)	No Opt. Call	A+	3,203,062

5,765	Sacramento, California, Special Tax Bonds, Community Facilities District 05-1 College Square, Series 2007, 5.900%, 9/01/37	3/19 at 100.00	N/R	5,790,481

2,410	San Bernardino County Financing Authority, California, Revenue Bonds, Courthouse Facilities Project, Series 2007, 5.500%, 6/01/37 – NPFG Insured	No Opt. Call	Baa2	2,626,659

1,000	San Bernardino County, California, Special Tax Bonds, Community Facilities District 2006-1 Lytle Creek North Improvement Area 1, Series 2015, 5.000%, 9/01/40	9/25 at 100.00	N/R	1,084,350

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments    June 30, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

	San Buenaventura, California, Revenue Bonds, Community Memorial Health System, Series 2011:
$4,000	8.000%, 12/01/31	12/21 at 100.00	BB	$4,575,240
16,730	7.500%, 12/01/41	12/21 at 100.00	BB	18,714,847

2,935	San Diego Public Facilities Financing Authority, California, Water Utility Revenue Bonds, Tender Option Bond Trust 2015-XF0098, 15.684%, 8/01/39 (Pre-refunded 8/01/19), 144A (IF)	8/19 at 100.00	AA– (7)	3,454,260

1,290	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International Airport, Tender Option Bond Trust Series 2015-XF1032, 12.795%, 5/01/44, 144A (IF) (6)	5/24 at 100.00	A+	1,872,835

4,285	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International Airport, Tender Option Bond Trust Series 2015-XF1033, 12.786%, 5/01/44, 144A (Alternative Minimum Tax) (IF) (6)	5/24 at 100.00	A+	6,026,081

5,000	San Francisco City and County Redevelopment Agency Successor Agency, California, Special Tax Bonds, Community Facilities District 7, Hunters Point Shipyard Phase One Improvements, Refunding Series 2014, 5.000%, 8/01/44	8/24 at 100.00	N/R	5,418,650

1,250	San Francisco City and County Redevelopment Agency Successor Agency, California, Tax Allocation Bonds, Mission Bay South Redevelopment Project, Series 2014A, 5.000%, 8/01/43	8/24 at 100.00	A–	1,399,712

	San Francisco City and County Redevelopment Agency Successor Agency, California, Tax Allocation Bonds, Mission Bay South Redevelopment Project, Subordinate Series 2016D:
2,750	0.000%, 8/01/26, 144A	8/21 at 79.08	N/R	1,884,382
8,905	0.000%, 8/01/31, 144A	8/21 at 61.78	N/R	4,704,066
17,120	0.000%, 8/01/43, 144A	8/21 at 33.74	N/R	4,877,659

	San Francisco Redevelopment Agency, California, Special Tax Bonds, Community Facilities District 6, Mission Bay South, Series 2005B:
1,375	0.000%, 8/01/30	2/19 at 100.00	N/R	679,470
3,020	0.000%, 8/01/34	2/19 at 100.00	N/R	1,172,153

	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue Bonds, Refunding Junior Lien Series 2014B:
11,500	5.250%, 1/15/44	1/25 at 100.00	BBB–	12,574,790
16,000	5.250%, 1/15/49	1/25 at 100.00	BBB–	17,446,880

13,385	Sanger Unified School District, Fresno County, California, General Obligation Bonds, Series 2017A, 4.000%, 8/01/45 – BAM Insured (UB) (6)	8/27 at 100.00	AA	13,911,967

5,350	Santa Ana Unified School District (1999 Financing Project) Certificates of Participation (Orange County, California), 0.000%, 4/01/32 – AGM Insured	No Opt. Call	A2	3,251,783

7,720	Santa Clara County Housing Authority, California, Multifamily Housing Revenue Bonds, Blossom River Project, Series 1998A, 6.500%, 9/01/39 (Alternative Minimum Tax)	9/18 at 100.00	N/R	7,727,334

3,250	Santee Community Development Commission, California, Santee Redevelopment Project Tax Allocation Bonds, Series 2011A, 7.000%, 8/01/41 (Pre-refunded 2/01/21)	2/21 at 100.00	A (7)	3,691,415

	Saugus-Castaic School Facilities Financing Authority, California, Community Facilities District 2006-1C, Special Tax Bonds, Series 2013:
1,370	5.875%, 9/01/33	9/23 at 100.00	N/R	1,533,331
3,440	6.000%, 9/01/43	9/23 at 100.00	N/R	3,856,481

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

	Silicon Valley Tobacco Securitization Authority, California, Tobacco Settlement Asset-Backed Bonds, Santa Clara County Tobacco Securitization Corporation, Series 2007A:
$22,000	0.000%, 6/01/36	9/18 at 37.41	N/R	$8,145,940
7,500	0.000%, 6/01/47	9/18 at 19.90	N/R	1,396,275

94,800	Silicon Valley Tobacco Securitization Authority, California, Tobacco Settlement Asset-Backed Bonds, Santa Clara County Tobacco Securitization Corporation, Turbo Capital Appreciation Series 2007C, 0.000%, 6/01/56	9/18 at 9.63	N/R	7,323,300

7,515	Southwestern Community College District, San Diego County, California, General Obligation Bonds, Series 2017A, 4.000%, 8/01/47 (UB)	8/27 at 100.00	AA–	7,828,676

11,435	Solano Community College District, Solano and Yolo Counties, California, General Obligation Bonds, Series 2017C, 4.000%, 8/01/46 (UB) (6)	8/27 at 100.00	Aa3	11,975,876

7,500	Stockton, California, Special Tax Bonds, Arch Road Community Facilities District 99-02, Refunding Series 2007, 5.875%, 9/01/37	9/19 at 100.00	N/R	7,500,600

1,000	Sulphur Springs Union School District, California, Special Tax Bonds, Community Facilities District 2002-1, Series 2014A, 5.000%, 9/01/39	3/24 at 100.00	BBB+	1,083,330

4,665	Sweetwater Union High School District, California, General Obligation Bonds, Series 2016, 4.000%, 8/01/42 (UB) (6)	2/26 at 100.00	A+	4,841,010

6,000	Tejon Ranch Public Facilities Financing Authority, California, Special Tax Bonds, Community Facilities District 2008-1 Tejon Industrial Complex East 2012B, 5.250%, 9/01/42	3/23 at 100.00	N/R	6,297,480

	Temecula Public Financing Authority, California, Special Tax Bonds, Community Facilities District 16-01, Series 2017:
4,905	5.500%, 9/01/27, 144A	No Opt. Call	N/R	4,935,019
3,655	5.750%, 9/01/32, 144A	9/27 at 100.00	N/R	3,670,168
4,940	6.125%, 9/01/37, 144A	9/27 at 100.00	N/R	5,024,326
13,245	6.250%, 9/01/47, 144A	9/27 at 100.00	N/R	13,474,403

6,950	The Regents of the University of California, Medical Center Pooled Revenue Bonds, Tender Option Bond Trust 2016-XL0023, 14.695%, 5/15/38, 144A (IF) (6)	5/23 at 100.00	AA–	10,649,902

	Tobacco Securitization Authority of Northern California, Tobacco Settlement Asset-Backed Bonds, Series 2005A-1:
15,195	5.375%, 6/01/38	9/18 at 100.00	B–	15,220,680
25,315	5.500%, 6/01/45	9/18 at 100.00	B–	25,348,669

	Tobacco Securitization Authority of Southern California, Tobacco Settlement Asset-Backed Bonds, San Diego County Tobacco Asset Securitization Corporation, Senior Series 2006A:
11,300	5.000%, 6/01/37	9/18 at 100.00	B2	11,328,363
47,950	5.125%, 6/01/46	9/18 at 100.00	B2	48,055,010

	Tulare Local Health Care District, California, Revenue Bonds, Series 2007:
835	5.100%, 11/01/27 (5)	9/18 at 100.00	N/R	542,750
2,785	5.200%, 11/01/32 (5)	9/18 at 100.00	N/R	1,810,250

1,210	Turlock Public Financing Authority, California, Tax Allocation Revenue Bonds, Series 2011, 7.500%, 9/01/39 (Pre-refunded 3/01/21)	3/21 at 100.00	A– (7)	1,394,537

	Twentynine Palms Redevelopment Agency, California, Tax Allocation Bonds, Four Corners Project Area, Series 2011A:
760	7.400%, 9/01/32 (Pre-refunded 9/01/21)	9/21 at 100.00	BBB+ (7)	892,491
4,110	7.650%, 9/01/42 (Pre-refunded 9/01/21)	9/21 at 100.00	BBB+ (7)	4,857,979

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments    June 30, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

$10,615	Twin Rivers Unified School District, Sacramento and Placer Counties, California, General Obligation Bonds, Series 2016, 4.000%, 8/01/43 – AGM Insured (UB) (6)	8/26 at 100.00	A1	$11,084,289

10,185	Union Elementary School District, Santa Clara County, California, General Obligation Bonds, Series 2017C, 4.000%, 9/01/46 (UB) (6)	9/27 at 100.00	AA+	10,703,213

1,565	University of California, General Revenue Bonds, Limited Project, Tender Option Bond Trust 2015-XF2194, 13.382%, 5/15/37, 144A (IF) (6)	5/22 at 100.00	AA–	2,258,045

15,825	University of California, General Revenue Bonds, Limited Project, Series 2016K, 4.000%, 5/15/46 (UB) (6)	5/26 at 100.00	AA–	16,475,091

2,500	University of California, General Revenue Bonds, Tender Option Bond Trust 2016-XG0061, 13.331%, 5/15/36, 144A (IF) (6)	5/23 at 100.00	AA	3,782,050

2,625	University of California, General Revenue Bonds, Tender Option Bond Trust 2016-XL0001, 13.700%, 5/15/38, 144A (IF) (6)	5/23 at 100.00	AA	3,897,232

600	West Hollywood Community Development Commission, California, Tax Allocation Revenue Bonds, East Side Redevelopment Project Series 2011A, 7.500%, 9/01/42	9/21 at 100.00	A–	702,186

3,615	West Sacramento Financing Authority, California, Special Tax Revenue Bonds, Series 2014, 5.500%, 9/01/31	9/22 at 102.00	N/R	4,025,266

1,800	West Sacramento, California, Special Tax Bonds, Community Facilities District 14 Newport Estates, Refunding & capital Projects, Series 2014, 4.375%, 9/01/36	9/24 at 100.00	N/R	1,867,320

7,155	West Sacramento, California, Special Tax Bonds, Community Facilities District 27 Bridge District, Series 2017, 5.000%, 9/01/47	9/27 at 100.00	N/R	7,854,330

14,835	Western Placer Unified School District, Placer County, California, Certificates of Participation, Series 2017, 4.000%, 8/01/49 – AGM Insured (UB) (6)	8/27 at 100.00	AA	15,372,175

3,885	Westminster Redevelopment Agency, California, Tax Allocation Bonds, Commercial Redevelopment Project 1, Subordinate Lien Series 2011A, 5.875%, 11/01/41	11/21 at 100.00	A+	4,339,273

7,270	Yuba County, California, Special Tax Bonds, Community Facilities District 2004-1 Edgewater, Series 2005, 5.125%, 9/01/35	3/19 at 100.00	N/R	7,269,564
4,606,794	Total California			3,462,761,221

	Colorado – 7.5%

	Adonea Metropolitan District 2, Aurora, Arapahoe County, Colorado, General Obligation Bonds, Limited Tax Convertible to Unlimited Tax, Refunding Series 2018A:
3,200	5.125%, 12/01/37	12/23 at 103.00	N/R	3,266,688
4,940	5.125%, 12/01/45	12/23 at 103.00	N/R	5,008,864

5,451	Alpine Mountain Ranch Metropolitan District, Routt County, Colorado, Special Assessment Revenue Bonds, Special Improvement District 1, Series 2011, 9.000%, 12/01/30	12/20 at 100.00	N/R	5,652,427

	Amber Creek Metropolitan District (In the City of Thornton), Adams County, Colorado, Limited Tax (Convertible to Unlimited Tax), General Obligation Refunding and Improvement Bonds, Series 2017A:
500	5.000%, 12/01/37	12/22 at 103.00	N/R	500,900
1,575	5.125%, 12/01/47	12/22 at 103.00	N/R	1,577,331

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Colorado (continued)

$515	Amber Creek Metropolitan District (In the City of Thornton), Adams County, Colorado, Limited Tax (Convertible to Unlimited Tax), General Obligation Refunding and Improvement Bonds, Series 2017B, 7.750%, 12/15/47	12/22 at 103.00	N/R	$515,829

2,170	Arvada West Town Center Business Improvement District, Colorado, General Obligation Bonds, Refunding Series 2015, 5.450%, 12/01/39	12/25 at 100.00	N/R	2,116,358

3,000	Aspen Reserve Metropolitan District, Thornton, Colorado, General Obligation Limited Tax Bonds, Convertible to Unlimited Tax Series 2017A, 5.875%, 12/01/47	12/22 at 103.00	N/R	3,007,860

527	Aspen Reserve Metropolitan District, Thornton, Colorado, General Obligation Limited Tax Bonds, Subordinate Series 2017B, 8.000%, 12/15/47	12/22 at 103.00	N/R	531,522

	Aurora Single Tree Metropolitan District, City of Aurora, Adams County, Colorado, Limited Tax General Obligation Bonds, Refunding Series 2006:
500	5.000%, 11/15/20	No Opt. Call	N/R	500,000
6,065	5.500%, 11/15/31	9/18 at 100.00	N/R	6,010,415

4,405	Banning Lewis Ranch Metropolitan District 3, El Paso County, Colorado, General Obligation Limited Tax Bonds, Series 2015A, 6.125%, 12/01/45	12/20 at 103.00	N/R	4,293,465

1,620	Banning Lewis Ranch Metropolitan District 3, El Paso County, Colorado, General Obligation Limited Tax Bonds, Series 2015B, 7.750%, 12/15/45	12/20 at 103.00	N/R	1,606,165

	Base Village Metropolitan District 2, Colorado, General Obligation Bonds, Refunding Series 2016A:
2,645	5.500%, 12/01/36	12/21 at 103.00	N/R	2,653,358
3,485	5.750%, 12/01/46	12/21 at 103.00	N/R	3,514,483

2,375	Belleview Station Metropolitan District 2, Denver City and County, Colorado, General Obligation Bonds, Limited Tax Convertible to Unlimited Tax Refunding & Improvement Series 2017, 5.125%, 12/01/46	12/21 at 103.00	N/R	2,424,946

2,915	Big Dry Creek Metropolitan District, Adams County, Colorado, Limited Tax General Obligation Bonds, Convertible to Unlimited Improvement Series 2017A, 5.750%, 12/01/47	12/22 at 103.00	N/R	2,946,336

644	Big Dry Creek Metropolitan District, Adams County, Colorado, Limited Tax General Obligation Bonds, Subordinate Series 2017B, 7.750%, 12/15/47	12/22 at 103.00	N/R	649,970

2,250	Blue Lake Metropolitan District 3, Lochbuie, Weld County, Colorado, Limited Tax General Obligation Bonds, Convertible to Unlimited Tax Series 2018A, 5.250%, 12/01/48	12/23 at 103.00	N/R	2,259,000

829	Blue Lake Metropolitan District 3, Lochbuie, Weld County, Colorado, Limited Tax General Obligation Bonds, Subordinate Series 2018B, 7.500%, 12/15/48	12/23 at 103.00	N/R	831,487

500	Blue Lake Metropolitan District No. 2 , Lochbuie, Colorado, Limited Tax General Obligation Bonds, Series 2016A, 5.750%, 12/01/46	12/21 at 103.00	N/R	508,265

2,025	Bramming Farm Metropolitan District 1, Adams County, Colorado, Limited Tax General Obligation Bonds, Convertible to Unlimited Tax Capital Appreciation Series 2015, 6.000%, 12/01/44, 144A	12/24 at 100.00	N/R	2,061,855

2,965	Brighton Crossing Metropolitan District 4, Colorado, General Obligation Bonds, Limited Tax Convertible to Unlimited Tax, Series 2017A, 5.000%, 12/01/47	12/22 at 103.00	N/R	3,038,651

675	Brighton Crossing Metropolitan District 4, Colorado, General Obligation Bonds, Subordinate Limited Tax Series 2017B, 7.000%, 12/15/47	12/22 at 103.00	N/R	668,810

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments    June 30, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Colorado (continued)

$1,325	Bromley Park Metropolitan District No. 2, In the City of Brighton, Adams and Weld Counties, Colorado, Senior General Obligation Limited Tax Refunding Bonds, Series 2018B, 6.375%, 12/15/47	12/23 at 103.00	N/R	$1,329,876

3,234	Buffalo Ridge Metropolitan District (In the City of Commerce City), Adams County, Colorado, General Obligation Refunding and Improvement Bonds, Series 2018B, 7.375%, 12/15/47	12/23 at 103.00	N/R	3,254,827

	Canyons Metropolitan District 5, Douglas County, Colorado, Limited Tax General Obligation and Special Revenue Bonds, Refunding & Improvement Series 2017A:
2,140	6.000%, 12/01/37	12/22 at 103.00	N/R	2,167,927
6,270	6.125%, 12/01/47	12/22 at 103.00	N/R	6,353,328

8,425	Canyons Metropolitan District 5, Douglas County, Colorado, Limited Tax General Obligation and Special Revenue Bonds, Subordinate Series 2017B, 8.000%, 12/15/47	12/22 at 103.00	N/R	8,539,074

3,425	Canyons Metropolitan District 6, Douglas County, Colorado, Limited Tax General Obligation and Special Revenue Bonds, Refunding & Improvement Series 2017A, 6.125%, 12/01/47	12/22 at 103.00	N/R	3,433,871

2,997	Canyons Metropolitan District 6, Douglas County, Colorado, Limited Tax General Obligation and Special Revenue Bonds, Subordinate Series 2017B, 8.000%, 12/15/47	12/22 at 103.00	N/R	3,014,443

4,960	Carriage Hills Metropolitan District, Frederick, Colorado, Limited Tax General Obligation Bonds, Series 2018A, 5.500%, 12/01/47	12/23 at 103.00	N/R	4,996,258

	Castle Oaks Metropolitan District 3, Castle Rock, Douglas County, Colorado, General Obligation Limited Tax Bonds, Refunding Series 2017:
3,275	5.000%, 12/01/37	12/20 at 103.00	N/R	3,304,180
9,265	5.000%, 12/01/47	12/20 at 103.00	N/R	9,299,466

3,860	Castle Oaks Metropolitan District 3, Castle Rock, Douglas County, Colorado, General Obligation Limited Tax Bonds, Series 2015, 6.250%, 12/01/44 (Pre-refunded 12/01/20)	12/20 at 103.00	N/R (7)	4,372,376

1,845	Castle Oaks Metropolitan District 3, Castle Rock, Douglas County, Colorado, General Obligation Limited Tax Bonds, Series 2016, 5.500%, 12/01/45 (Pre-refunded 12/01/20)	12/20 at 103.00	N/R (7)	2,057,415

2,801	Castle Pines Commercial Metropolitan District 1, Castle Rock, Colorado, Limited Tax Supported Revenue Bonds, Series 2015, 5.000%, 12/01/39	12/19 at 100.00	N/R	2,775,427

	Centerra Metropolitan District 1, Loveland, Colorado, Special Revenue Bonds, Refunding & Improvement Series 2017:
6,250	5.000%, 12/01/37, 144A	12/22 at 103.00	N/R	6,440,875
18,770	5.000%, 12/01/47, 144A	12/22 at 103.00	N/R	19,176,934

4,500	Cherry Creek Corporate Center Metropolitan District, Arapahoe County, Colorado, Revenue Bonds, Refunding Senior Lien Series 2015A, 5.000%, 6/01/37	12/25 at 100.00	N/R	4,524,705

1,922	Cherry Creek Corporate Center Metropolitan District, Arapahoe County, Colorado, Revenue Bonds, Refunding Subordinate Lien Series 2016B, 8.000%, 6/15/37	12/21 at 103.00	N/R	1,834,453

1,345	Cherrylane Metropolitan District, Adams County, Colorado, Limited Tax General Obligation Bonds, Convertible to Unlimited Tax Series 2018A, 5.250%, 12/01/47	12/23 at 103.00	N/R	1,358,598

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Colorado (continued)

$2,673	City Center West Residential Metropolitan District, Greeley, Colorado, General Obligation and Special Revenue Bonds, Limited Tax Series 2014A, 6.250%, 12/01/44	12/19 at 100.00	N/R	$2,615,370

765	Clear Creek Station Metropolitan District 2, Adams County, Colorado, Limited Tax General Obligation Bonds, Subordinate Series 2017B, 7.375%, 12/15/47	12/22 at 103.00	N/R	771,602

2,820	Clear Creek Station Metropolitan District 2, Adams County, Colorado, Limited Tax General Obligation Refunding & Improvement Series 2017A, 5.000%, 12/01/47	12/22 at 103.00	N/R	2,867,009

	Colliers Hill Metropolitan District 2, Erie, Weld County, Colorado, General Obligation Limited Tax Bonds, Series 2017A:
5,115	6.250%, 12/01/37	12/22 at 103.00	N/R	5,196,380
4,380	6.500%, 12/01/47	12/22 at 103.00	N/R	4,449,029

	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds World Compass Academy Project, Series 2017:
4,350	5.375%, 10/01/37	10/27 at 100.00	N/R	4,290,622
8,925	5.500%, 10/01/47	10/27 at 100.00	N/R	8,746,143
6,625	5.625%, 10/01/52	10/27 at 100.00	N/R	6,481,569

2,600	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Academy of Charter Schools Project, Series 2010A, 6.250%, 11/01/40	11/20 at 100.00	AA–	2,665,208

4,330	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Academy of Charter Schools Project, Series 2010B, 7.250%, 11/01/34	11/20 at 100.00	B+	4,454,920

1,350	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Aspen Ridge School Project, Series 2015A, 5.250%, 7/01/46, 144A	7/25 at 100.00	BB	1,364,161

1,750	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Community Leadership Academy Project, Series 2008, 6.500%, 7/01/38	7/18 at 100.00	BB+	1,753,027

5,660	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Eagle Ridge Academy Project, Refunding & Improvement Series 2016, 5.000%, 11/01/36, 144A	11/21 at 100.00	BB+	5,754,975

4,360	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Flagstaff Academy Project, Series 2008A, 7.000%, 8/01/38 (Pre-refunded 8/01/18)	8/18 at 100.00	N/R (7)	4,379,097

	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Jefferson County School District R-1 – Compass Montessori Secondary School, Series 2006:
1,630	5.500%, 2/15/26	9/18 at 100.00	N/R	1,630,668
2,370	5.625%, 2/15/36	9/18 at 100.00	N/R	2,370,284

970	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Liberty Common Charter School, Series 2014B, 5.625%, 1/15/44	1/24 at 100.00	BBB–	1,027,288

	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Loveland Classical Schools Project, Series 2016:
2,920	5.000%, 7/01/36, 144A	7/26 at 100.00	BB	2,973,903
3,855	5.000%, 7/01/46, 144A	7/26 at 100.00	BB	3,882,756

4,635	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Mountain Phoenix Community School, Series 2012, 7.000%, 10/01/42	10/22 at 100.00	N/R	4,867,677

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments    June 30, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Colorado (continued)

	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Skyview Academy Project, Series 2014:
$2,025	5.125%, 7/01/34, 144A	7/24 at 100.00	BB	$2,074,815
3,150	5.375%, 7/01/44, 144A	7/24 at 100.00	BB	3,238,420
2,700	5.500%, 7/01/49, 144A	7/24 at 100.00	BB	2,786,103

855	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Twin Peaks Charter Academy, Series 2011B, 7.500%, 3/15/35	3/21 at 100.00	BB+	947,212

	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, University of Northern Colorado Lab School, Refunding & Improvement Series 2015:
2,745	5.000%, 12/15/35	12/25 at 100.00	BBB–	2,911,210
7,500	5.000%, 12/15/45	12/25 at 100.00	BBB–	7,870,500

	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Windsor Academy Project, Refunding & Development Series 2016:
1,000	5.000%, 9/01/36, 144A	9/21 at 100.00	N/R	1,006,900
1,390	5.000%, 9/01/46, 144A	9/21 at 100.00	N/R	1,392,724

	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Science Technology Engineering and Math School Project, Refunding Series 2014:
890	5.000%, 11/01/44	11/24 at 100.00	BB+	894,735
765	5.125%, 11/01/49	11/24 at 100.00	BB+	768,427

3,965	Colorado Educational and Cultural Facilities Authority, Revenue Bonds, Montessori Peaks Academy, Series 2006A, 5.500%, 5/01/36	9/18 at 100.00	N/R	3,816,511

37,590	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Adventist Health System/Sunbelt Obligated Group, Series 2018A, 4.000%, 11/15/48 (WI/DD, Settling 7/12/18), 144A (UB)	5/28 at 100.00	AA	38,511,707

12,000	Colorado Health Facilities Authority, Colorado, Revenue Bonds, American Baptist Homes of the Midwest Obligated Group, Series 2013, 8.000%, 8/01/43	2/24 at 100.00	N/R	13,770,480

4,900	Colorado Health Facilities Authority, Colorado, Revenue Bonds, American Baptist Homes Project, Series 2009A, 7.750%, 8/01/39 (Pre-refunded 8/01/19)	8/19 at 100.00	N/R (7)	5,220,068

4,085	Colorado Health Facilities Authority, Colorado, Revenue Bonds, American Baptist Homes Project, Series 2016, 6.125%, 2/01/46, 144A	2/26 at 100.00	N/R	4,125,482

2,095	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives, Series 2011A, 5.000%, 2/01/41	2/21 at 100.00	BBB+	2,184,373

1,790	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives, Tender Option Bond Trust 2015-XF1001, 13.666%, 1/01/45, 144A (IF) (6)	1/23 at 100.00	BBB+	2,278,580

	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives, Tender Option Bond Trust 2015-XF1003:
2,500	12.676%, 2/01/41, 144A (IF) (6)	2/21 at 100.00	BBB+	2,926,600
3,450	12.676%, 2/01/41, 144A (IF) (6)	2/21 at 100.00	BBB+	4,038,708

3,940	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives, Tender Option Bond Trust 2015-XF1025, 13.671%, 1/01/45, 144A (IF) (6)	1/23 at 100.00	BBB+	5,015,896

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Colorado (continued)

$3,000	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives, Tender Option Bond Trust 2015-XF2195, 13.714%, 10/01/37, 144A (IF) (6)	11/23 at 100.00	BBB+	$4,096,230

5,000	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Children’s Hospital Colorado Project, Series 2016A, 5.000%, 12/01/41 (UB) (6)	6/26 at 100.00	A+	5,598,550

	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Colorado Senior Residences Project, Series 2012:
1,800	6.750%, 6/01/32 (8), (9)	6/22 at 100.00	N/R	660,483
3,630	7.000%, 6/01/42 (8), (10)	6/22 at 100.00	N/R	1,331,973
4,225	7.125%, 6/01/47 (8), (11)	6/22 at 100.00	N/R	1,550,300

725	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Evangelical Lutheran Good Samaritan Society Project, Series 2013, 5.625%, 6/01/43	6/23 at 100.00	BBB	800,820

	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Sisters of Charity of Leavenworth Health Services Corporation, Tender Option Bond Trust 2015-XF2048:
2,000	19.083%, 1/01/35, 144A (IF) (6)	1/24 at 100.00	AA–	3,371,620
4,785	16.566%, 1/01/44, 144A (IF) (6)	1/24 at 100.00	AA–	7,014,236

1,300	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Sunny Vista Living Center Project, Series 2015A, 6.125%, 12/01/45, 144A	12/25 at 100.00	N/R	1,376,375

	Colorado Health Facilities Authority, Health Facilities Revenue Bonds, Sisters of Charity of Leavenworth Health Services Corporation, Tender Option Bond Trust 2015-XF0054:
1,000	14.592%, 1/01/30, 144A (IF)	1/20 at 100.00	AA–	1,196,510
3,500	13.587%, 1/01/30, 144A (IF)	1/20 at 100.00	AA–	4,147,045
1,250	14.592%, 1/01/30, 144A (IF)	1/20 at 100.00	AA–	1,495,637
265	13.587%, 1/01/40, 144A (IF)	1/20 at 100.00	AA–	307,601

4,250	Colorado High Performance Transportation Enterprise, US 36 and I-25 Managed Lanes Revenue Bonds, Senior Lien Series 2014, 5.750%, 1/01/44 (Alternative Minimum Tax)	1/23 at 100.00	BBB–	4,687,240

135	Colorado Housing and Finance Authority, Revenue Bonds, Confluence Energy LLC Project, Series 2007, 5.000%, 12/01/18 (Alternative Minimum Tax) (8)	No Opt. Call	N/R	149,690

	Colorado Housing and Finance Authority, Revenue Bonds, Confluence Energy LLC Project, Series 2017:
655	5.500%, 4/01/22 (Alternative Minimum Tax)	No Opt. Call	N/R	608,298
2,668	6.875%, 10/01/27 (Alternative Minimum Tax)	No Opt. Call	N/R	2,374,573

31,920	Colorado International Center Metropolitan District 14, Denver, Colorado, Limited Tax General Obligation Bonds, Refunding & Improvement Series 2018, 5.875%, 12/01/46	12/23 at 103.00	N/R	33,889,145

750	Colorado International Center Metropolitan District 3, Aurora, Colorado, General Obligation Limited Tax Bonds, Junior Lien Series 2018C, 12.500%, 12/15/38	12/23 at 103.00	N/R	751,672

3,145	Colorado International Center Metropolitan District 3, Aurora, Colorado, General Obligation Limited Tax Bonds, Refunding & Improvement Series 2016, 5.000%, 12/01/46	12/21 at 103.00	N/R	3,042,976

1,500	Colorado International Center Metropolitan District 3, Aurora, Colorado, General Obligation Limited Tax Bonds, Series 2018B, 7.500%, 12/15/38	12/23 at 103.00	N/R	1,506,345

3,825	Colorado Springs Urban Renewal Authority, Colorado, Senior Special Revenue Bonds, Canyon Creek Project, Series 2018A, 5.750%, 12/01/47	12/23 at 103.00	N/R	3,837,431

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments    June 30, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Colorado (continued)

$1,156	Colorado Springs Urban Renewal Authority, Colorado, Senior Special Revenue Bonds, Canyon Creek Project, Series 2018B, 8.125%, 12/15/47	12/23 at 103.00	N/R	$1,158,543

2,419	Colorado Springs Urban Renewal Authority, Colorado, Subordinate Tax Increment Revenue Bonds, University Village Colorado Project, Refunding Series 2016, 6.750%, 12/15/30	12/21 at 103.00	N/R	2,285,012

5,915	Compark Business Campus Metropolitan District, Douglas County, Colorado, General Obligation Bonds, Series 2012A, 6.750%, 12/01/39 – RAAI Insured	12/22 at 100.00	N/R	6,170,232

5,045	Compark Business Campus Metropolitan District, Douglas County, Colorado, General Obligation Bonds, Taxable Series 2012B, 9.500%, 12/01/27 – RAAI Insured	12/22 at 100.00	N/R	4,842,342

	Confluence Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Series 2007:
8,410	5.400%, 12/01/27	9/18 at 100.00	N/R	5,927,536
10,965	5.450%, 12/01/34	9/18 at 100.00	N/R	7,643,482

4,525	Copperleaf Metropolitan District 2, Arapahoe County, Colorado, General Obligation Bonds, Refunding Limited Tax Convertible to Unlimited Tax Series 2015, 5.750%, 12/01/45	12/20 at 103.00	N/R	4,756,092

	Copperleaf Metropolitan District 3, Arapahoe County, Colorado, General Obligation Limited Tax Bonds, Convertible to Unlimited Tax Series 2017A:
840	5.000%, 12/01/37	12/22 at 103.00	N/R	833,776
1,280	5.125%, 12/01/47	12/22 at 103.00	N/R	1,269,363

506	Copperleaf Metropolitan District 3, Arapahoe County, Colorado, General Obligation Limited Tax Bonds, Subordinate Series 2017B, 7.625%, 12/15/47	12/22 at 103.00	N/R	501,851

	Cornerstar Metropolitan District, Arapahoe County, Colorado, General Obligation Bonds, Limited Tax Convertible to Unlimited Tax, Refunding Series 2017A :
1,910	5.125%, 12/01/37	12/22 at 103.00	N/R	1,984,452
4,600	5.250%, 12/01/47	12/22 at 103.00	N/R	4,771,166

3,945	Cornerstar Metropolitan District, Arapahoe County, Colorado, General Obligation Bonds, Limited Tax Convertible to Unlimited Tax, Refunding Series 2017B , 5.250%, 12/01/47	12/22 at 103.00	N/R	4,079,288

5,185	Cornerstone Metropolitan District 2, Montrose and Ouray Counties, Colorado, Limited Tax General Obligation Refunding Bonds, Series 2010A, 8.000%, 12/01/40 (12)	12/21 at 100.00	N/R	3,109,341

	Crowfoot Valley Ranch Metropolitan District No. 2, Douglas County, Colorado, Limited Tax General Obligation Bonds, Series 2018A:
2,560	5.625%, 12/01/38	12/23 at 103.00	N/R	2,570,061
9,665	5.750%, 12/01/48	12/23 at 103.00	N/R	9,702,790

1,630	Crowfoot Valley Ranch Metropolitan District No. 2, Douglas County, Colorado, Limited Tax General Obligation Bonds, Series 2018B, 8.000%, 12/15/48	12/23 at 103.00	N/R	1,634,629

2,375	Crystal Crossing Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Refunding Series 2016, 5.250%, 12/01/40	12/25 at 100.00	N/R	2,406,872

2,605	Cuchares Ranch Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Refunding & Improvement Series 2016A, 5.000%, 12/01/45	12/21 at 103.00	N/R	2,610,549

670	Cuchares Ranch Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Subordinate Series 2016B, 7.750%, 12/15/45	12/21 at 103.00	N/R	670,844

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Colorado (continued)

$4,725	Cumberland Green Metropolitan District, El Paso County, Colorado, General Obligation Limited Tax Bonds, Refunding & Improvement Series 2015, 5.250%, 12/01/45	12/25 at 100.00	N/R	$4,717,960

3,420	Cundall Farms Metropolitan District In the City of Thornton, Colorado, Limited Tax General Obligation Bonds, Series 2014, 6.875%, 12/01/44 (Pre-refunded 12/01/19)	12/19 at 100.00	N/R (7)	3,646,780

790	Cundall Farms Metropolitan District In the City of Thornton, Colorado, Limited Tax General Obligation Bonds, Subordinate Series 2016, 7.750%, 12/15/44 (Pre-refunded 12/15/19)	12/19 at 103.00	N/R (7)	876,181

7,555	Cundall Farms Metropolitan District, In the City of Thornton, Colorado, General Obligation Limited Tax Convertible to Unlimited Tax, Refunding Series 2017A, 5.000%, 12/01/47	12/22 at 103.00	N/R	7,643,242

750	Cundall Farms Metropolitan District, In the City of Thornton, Colorado, General Obligation Limited Tax Convertible to Unlimited Tax, Refunding Series 2017B, 7.375%, 12/15/47	12/22 at 103.00	N/R	743,745

2,500	Denver City and County, Colorado, Airport System Revenue Bonds, Subordinate Lien, Tender Option Bond Trust 2015-XF1036, 12.795%, 11/15/43, 144A (IF) (6)	11/23 at 100.00	A	3,484,225

2,465	Denver Connection West Metropolitan District, City and County of Denver, Colorado, Limited Tax General Obligation Bonds, Convertible to Unlimited Tax Series 2017A, 5.375%, 8/01/47	12/22 at 103.00	N/R	2,477,571

1,270	Denver Connection West Metropolitan District, City and County of Denver, Colorado, Limited Tax General Obligation Bonds, Subordinate Series 2017B, 8.000%, 8/01/47	12/22 at 103.00	N/R	1,271,118

	Denver Gateway Center Metropolitan District, In the City and County of Denver, Colorado, General Obligation Limited Tax Bonds, Series 2018A:
1,360	5.500%, 12/01/38 (WI/DD, Settling 7/03/18)	12/23 at 103.00	N/R	1,360,014
2,160	5.625%, 12/01/48 (WI/DD, Settling 7/03/18)	12/23 at 103.00	N/R	2,160,022

1,855	Denver Gateway Center Metropolitan District, In the City and County of Denver, Colorado, General Obligation Limited Tax Bonds, Subordinate Series 2018B, 7.875%, 12/15/48 (WI/DD, Settling 7/03/18)	12/23 at 103.00	N/R	1,856,985

2,110	Denver West Promenade Metropolitan District, Lakewood, Colorado, General Obligation Bonds, Limited Tax Convertible to Unlimited Tax Series 2013, 5.375%, 12/01/42	6/23 at 100.00	N/R	2,121,183

870	Denver West Promenade Metropolitan District, Lakewood, Colorado, General Obligation Bonds, Subordinate Convertible to Senior Limited Tax Convertible to Unlimited Tax, Series 2016, 6.000%, 12/15/46	6/23 at 100.00	N/R	800,226

1,695	Dublin North Metropolitan District 2, El Paso County, Colorado, Limited Tax General Obligation and Improvement Bonds, Refunding Series 2018A, 5.125%, 12/01/47	12/23 at 103.00	N/R	1,702,390

704	Dublin North Metropolitan District 2, El Paso County, Colorado, Limited Tax General Obligation and Improvement Bonds, Subordinate Series 2018B, 7.250%, 12/15/47	12/23 at 103.00	N/R	706,168

	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Capital Appreciation Series 2010A:
7,500	0.000%, 9/01/39	No Opt. Call	BBB+	3,339,675
13,000	0.000%, 9/01/40	No Opt. Call	BBB+	5,559,450
1,500	0.000%, 9/01/41	No Opt. Call	BBB+	613,170

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments    June 30, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Colorado (continued)

$1,010	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 1997B, 0.000%, 9/01/26 – NPFG Insured	No Opt. Call	BBB+	$787,022

	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2000B:
37,245	0.000%, 9/01/29 – NPFG Insured	No Opt. Call	BBB+	25,369,432
70	0.000%, 9/01/30 – NPFG Insured	No Opt. Call	BBB+	45,466
500	0.000%, 9/01/31 – NPFG Insured	No Opt. Call	BBB+	311,825
10,950	0.000%, 9/01/32 – NPFG Insured	No Opt. Call	BBB+	6,560,802
500	0.000%, 9/01/33 – NPFG Insured	No Opt. Call	BBB+	286,370

45,720	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2006A, 0.000%, 9/01/38 – NPFG Insured	9/26 at 54.77	BBB+	18,581,065

	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Refunding Series 2006B:
22,685	0.000%, 9/01/35 – NPFG Insured	9/26 at 63.78	BBB+	10,796,018
24,145	0.000%, 9/01/37 – NPFG Insured	9/26 at 57.65	BBB+	10,353,617
20,555	0.000%, 9/01/39 – NPFG Insured	9/26 at 52.09	BBB+	7,932,380

	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series 2004A:
32,000	0.000%, 9/01/27 – NPFG Insured	No Opt. Call	BBB+	23,795,520
24,045	0.000%, 9/01/28 – NPFG Insured	No Opt. Call	BBB+	17,104,651

	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series 2004B:
3,000	0.000%, 9/01/27 – NPFG Insured	9/20 at 67.94	BBB+	1,930,290
1,060	0.000%, 9/01/33 – NPFG Insured	9/20 at 48.04	BBB+	478,802

550	Eaton Area Park and Recreation District, Colorado, General Obligation Limited Tax Bonds, Series 2015, 5.500%, 12/01/38	12/22 at 100.00	N/R	586,245

2,305	Erie Farm Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Series 2016A, 5.500%, 12/01/45	12/21 at 103.00	N/R	2,349,717

632	Erie Farm Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Series 2016B, 7.750%, 12/15/45	12/21 at 103.00	N/R	635,621

1,620	Erie Highlands Metropolitan District No. 1 (In the Town of Erie), Weld County, Colorado, General Obligation Limited Tax Bonds, Series 2015A, 5.750%, 12/01/45	12/20 at 103.00	N/R	1,650,002

4,806	Fitzsimons Village Metropolitan District 1, Aurora, Arapahoe County, Colorado, Tax Increment Public Improvement Fee Supported Revenue Bonds, Series 2010A, 7.500%, 3/01/40	3/20 at 100.00	N/R	4,976,469

2,445	Fitzsimons Village Metropolitan District 3, Arapahoe County, Colorado, Tax Increment/Public Improvement Fee Supported Revenue Bonds, Series 2014A, 6.000%, 3/01/44	3/20 at 100.00	N/R	2,422,653

2,187	Flatiron Meadows Metropolitan District, Boulder County, Colorado, General Obligation Limited Tax Bonds, Series 2016, 5.125%, 12/01/46	12/21 at 103.00	N/R	2,162,681

	Foothills Metropolitan District, Fort Collins, Colorado, Special Revenue Bonds, Series 2014:
2,750	5.250%, 12/01/24	No Opt. Call	N/R	2,840,447
12,995	5.750%, 12/01/30	12/24 at 100.00	N/R	13,408,371
28,430	6.000%, 12/01/38	12/24 at 100.00	N/R	29,203,012

2,350	Forest Trace Metropolitan District 3, Aurora City, Arapahoe County, Colorado, General Obligation Bonds, Limited Tax Convertible to Unlimited Tax, Series 2016A, 5.000%, 12/01/46	12/21 at 103.00	N/R	2,314,820

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Colorado (continued)

$683	Forest Trace Metropolitan District 3, Aurora City, Arapahoe County, Colorado, General Obligation Bonds, Subordinate Limited Tax, Series 2016B, 7.250%, 12/15/46	12/21 at 103.00	N/R	$639,520

735	Fossil Ridge Metropolitan District 1, Lakewood, Colorado, Tax-Supported Revenue Bonds, Refunding Series 2010, 7.250%, 12/01/40	12/20 at 100.00	N/R	771,743

	Gardens on Havana Metropolitan District 3, Arapahoe County, Colorado, Special Revenue Bonds, Refunding Series 2017A:
2,890	5.125%, 12/01/37	12/22 at 103.00	N/R	2,997,103
2,525	5.250%, 12/01/47	12/22 at 103.00	N/R	2,614,158

1,704	Gardens on Havana Metropolitan District 3, Arapahoe County, Colorado, Special Revenue Bonds, Refunding Subordinate Series 2017B, 7.750%, 12/15/47	12/22 at 103.00	N/R	1,747,367

1,320	Glen Metropolitan District. 2, El Paso County, Colorado, General Obligation Limited Tax Bonds, Series 2017, 5.000%, 12/01/47	12/22 at 103.00	N/R	1,311,882

5,490	Granby Ranch Metropolitan District, Colorado, Limited Tax General Obligation Bonds, Refunding Series 2018, 5.500%, 12/01/52, 144A	12/23 at 103.00	N/R	5,541,222

2,131	Great Western Metropolitan District 5, Colorado, General Obligation Limited Tax Revenue Bonds, Series 2009A-1, 9.000%, 8/01/39 (4), (13)	12/19 at 100.00	N/R	2,109,541

2,780	Great Western Metropolitan District 5, Colorado, General Obligation Limited Tax Revenue Bonds, Series 2009A-2, 9.000%, 8/01/39 (13)	12/19 at 100.00	N/R	2,752,005

3,990	Great Western Metropolitan District 5, Colorado, General Obligation Limited Tax Revenue Bonds, Series 2010, 9.000%, 11/01/40 (13)	12/20 at 100.00	N/R	3,948,344

780	Great Western Park Metropolitan District 2, Broomfield City and County, Colorado, General Obligation Bonds, Limited Tax Series 2016B, 7.250%, 12/15/46	12/21 at 100.00	N/R	751,530

5,105	Great Western Park Metropolitan District 2, Broomfield City and County, Colorado, General Obligation Bonds, Series 2016A, 5.000%, 12/01/46	12/21 at 100.00	N/R	5,143,747

2,260	Green Gables Metropolitan District No. 1, Jefferson County, Colorado, General Obligation Bonds, Series 2016A, 5.300%, 12/01/46	12/21 at 103.00	N/R	2,283,120

735	Green Gables Metropolitan District No. 1, Jefferson County, Colorado, General Obligation Bonds, Series 2016B, 7.750%, 12/15/46	12/21 at 103.00	N/R	738,844

2,565	Harmony Technology Park Metropolitan District 2, Fort Collins, Colorado, General Obligation Bonds, Limited Tax Convertible to Unlimited Tax Series 2017, 5.000%, 9/01/47	12/22 at 103.00	N/R	2,569,617

750	Harvest Junction Metropolitan District, Longmont, Colorado, General Obligation Bonds, Refunding and Improvement Series 2012, 5.375%, 12/01/37	12/22 at 100.00	N/R	780,832

2,065	Hawthorn Metropolitan District 2, Jefferson County, Colorado, General Obligation Bonds, Series 2014, 6.375%, 12/01/44 (Pre-refunded 12/01/19)	12/19 at 100.00	N/R (7)	2,199,597

955	Hawthorn Metropolitan District 2, Jefferson County, Colorado, Limited Tax Subordinate General Obligation Bonds, Series 2015, 7.750%, 12/15/44 (Pre-refunded 12/15/19)	12/19 at 103.00	N/R (7)	1,065,169

4,575	Hawthorn Metropolitan District No. 2, Jefferson County, Colorado, General Obligation, Refunding Series 2017A, 5.000%, 12/01/47	12/22 at 103.00	N/R	4,654,147

820	Hawthorn Metropolitan District No. 2, Jefferson County, Colorado, General Obligation, Refunding Series 2017B, 7.250%, 12/15/47	12/22 at 103.00	N/R	813,596

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments    June 30, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Colorado (continued)

$16,080	Heritage Todd Creek Metropolitan District, Colorado, General Obligation Bonds Limited Tax, Refunding & Improvement Series 2015, 6.125%, 12/01/44	12/24 at 100.00	N/R	$16,441,800

8,517	Heritage Todd Creek Metropolitan District, Colorado, General Obligation Bonds Limited Tax, Series 2007A, 5.500%, 12/01/37	9/18 at 100.00	N/R	8,516,319

3,420	Highlands Metropolitan District No. 2, City and County of Broomfield, Colorado, Limited Tax (Convertible to Unlimited Tax) General Obligation Bonds, Series 2016A, 5.125%, 12/01/46	12/21 at 103.00	N/R	3,486,245

1,590	Highline Crossing Metropolitan District, In the City of Aurora, Colorado, General Obligation Limited Tax Bonds, Convertible to Unlimited Series 2017A, 5.500%, 12/01/47	12/22 at 103.00	N/R	1,590,874

336	Highline Crossing Metropolitan District, In the City of Aurora, Colorado, General Obligation Limited Tax Bonds, Subordinate Series 2017B, 7.750%, 12/15/47	12/22 at 103.00	N/R	335,943

4,915	Highpointe Vista Metropolitan District 2, Windsor, Colorado, Limited Tax General Obligation Bonds, Refunding Series 2016A, 5.000%, 12/01/46	12/21 at 103.00	N/R	4,949,602

1,025	Iliff Commons Metropolitan District 2, Aurora, Arapahoe County, Colorado, General Obligation Bonds, Limited Tax Convertible to Unlimited Tax Series 2015, 6.250%, 12/01/44	12/20 at 103.00	N/R	1,041,349

780	Iliff Commons Metropolitan District 3, Aurora, Arapahoe County, Colorado, General Obligation Bonds, Limited Tax Convertible to Unlimited Tax Series 2016A, 6.000%, 12/01/46	12/21 at 103.00	N/R	794,469

1,610	Interquest South Business Improvement District, Colorado Springs, El Paso County, Colorado, Public Improvement Fee Revenue Bonds, Series 2017, 5.000%, 12/01/47	12/22 at 103.00	N/R	1,602,546

6,295	Jefferson Center Metropolitan District 1, Arvada, Jefferson County, Colorado, Revenue Bonds, Refunding Series 2015, 5.500%, 12/01/45	12/20 at 103.00	N/R	6,268,183

	Jefferson Center Metropolitan District 1, Arvada, Jefferson County, Colorado, Revenue Bonds, Refunding Series 2017:
4,152	5.625%, 12/01/34	12/20 at 103.00	N/R	4,204,813
4,515	5.750%, 12/01/47	12/20 at 103.00	N/R	4,531,344

	Johnstown Plaza Metropolitan District, Colorado, Special Revenue Bonds, Series 2016A:
5,485	5.125%, 12/01/31	12/21 at 103.00	N/R	5,342,116
4,510	5.250%, 12/01/36	12/21 at 103.00	N/R	4,370,100
19,140	5.375%, 12/01/46	12/21 at 103.00	N/R	18,477,373

7,025	Johnstown Plaza Metropolitan District, Colorado, Special Revenue Bonds, Taxable Series 2016B, 9.000%, 12/01/46	12/21 at 103.00	N/R	6,533,882

3,525	Kit Carson County Health Service District, Colorado, Health Care Facility Revenue Bonds, Series 2007, 6.750%, 1/01/34	9/18 at 100.00	N/R	3,521,581

	Lakes at Centerra Metropolitan District 2, Loveland, Colorado, Limited Tax General Obligation Bonds, Refunding & Improvement Series 2018A:
2,200	5.125%, 12/01/37	12/23 at 103.00	N/R	2,230,668
4,000	5.250%, 12/01/47	12/23 at 103.00	N/R	4,051,360

1,795	Lakes at Centerra Metropolitan District 2, Loveland, Colorado, Limited Tax General Obligation Bonds, Subordinate Series 2018B, 7.625%, 12/15/47	12/23 at 103.00	N/R	1,803,060

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Colorado (continued)

$6,210	Lambertson Farms Metropolitan District 1, Colorado, Revenue Bonds, Refunding & Improvement Series 2015, 5.750%, 12/15/46	12/23 at 100.00	N/R	$6,267,505

1,245	Lewis Pointe Metropolitan District, Thornton, Colorado, Limited Tax Convertible to Unlimited Tax General Obligation Bonds, Series 2015A, 6.000%, 12/01/44	12/20 at 100.00	N/R	1,253,790

1,626	Lewis Pointe Metropolitan District, Thornton, Colorado, Limited Tax General Obligation Bonds, Subordinate Lien Series 2017, 7.750%, 12/15/47	12/20 at 100.00	N/R	1,635,805

3,265	Leyden Ranch Metropolitan District, Jefferson County, Colorado, General Obligation Limited Tax, Convertible to Unlimited Tax Bonds, Series 2017A, 5.125%, 12/01/47	12/22 at 103.00	N/R	3,383,944

	Leyden Rock Metropolitan District No. 10, In the City of Arvada, Colorado, Limited Tax General Obligation Bonds, Refunding and Improvement Series 20016A:
500	4.375%, 12/01/33	12/21 at 103.00	N/R	500,120
1,770	5.000%, 12/01/45	12/21 at 103.00	N/R	1,806,887

695	Leyden Rock Metropolitan District No. 10, In the City of Arvada, Colorado, Limited Tax General Obligation Bonds, Refunding and Improvement Series 20016B, 7.250%, 12/15/45	12/21 at 103.00	N/R	688,870

5,200	Liberty Ranch Metropolitan District, Colorado, General Obligation Bonds, Refunding and Improvement Series 2017A, 5.000%, 12/01/46	12/21 at 103.00	N/R	5,360,732

2,427	Liberty Ranch Metropolitan District, Colorado, General Obligation Bonds, Subordinate Improvement Series 2017B, 8.125%, 12/15/46	12/21 at 103.00	N/R	2,462,774

2,230	Littleton Village Metropolitan District No. 2, Colorado, Limited Tax General Obligation and Special Revenue Bonds, Series 2015, 5.375%, 12/01/45	12/20 at 103.00	N/R	2,244,963

1,295	Lost Creek Farms Metropolitan District (In the Town of Erie), Boulder County, Colorado, General Obligation Limited Tax Bonds, Series 2017A, 5.750%, 12/01/47	12/22 at 103.00	N/R	1,280,431

197	Lost Creek Farms Metropolitan District (In the Town of Erie), Boulder County, Colorado, General Obligation Limited Tax Bonds, Series 2017B, 8.000%, 12/15/47	12/22 at 103.00	N/R	195,532

2,820	Marvella Metropolitan District, Centennial, Arapahoe County, Colorado, General Obligation Limited Tax Bonds, Series 2016A, 5.125%, 12/01/46	12/21 at 103.00	N/R	2,921,858

674	Marvella Metropolitan District, Centennial, Arapahoe County, Colorado, General Obligation Limited Tax Bonds, Subordinate Series 2016B, 7.500%, 12/15/46	12/21 at 103.00	N/R	676,238

1,460	Mead Western Meadows Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Refunding Series 2018, 5.000%, 12/01/47	12/28 at 100.00	N/R	1,471,738

1,445	Midcities Metropolitan District No. 2, In the City and County of Broomfield, Colorado, Subordinate Special Revenue Refunding Bonds, Series 2016B, 7.750%, 12/15/46	12/21 at 103.00	N/R	1,445,390

1,805	Mountain Shadows Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Series 2016B, 7.500%, 12/15/46	12/21 at 103.00	N/R	1,817,328

	Mountain Shadows Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Refunding Series 2016:
1,500	5.000%, 12/01/35	12/25 at 100.00	N/R	1,547,715
5,300	5.000%, 12/01/46	12/25 at 100.00	N/R	5,391,690

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments    June 30, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Colorado (continued)

$2,335	Mountain Shadows Metropolitan District, Weld County, Colorado, Limited Tax General Obligation Bonds, Series 2015, 5.500%, 12/01/44	12/25 at 100.00	N/R	$2,328,415

2,655	Mountain’s Edge Metropolitan District, Jefferson County, Colorado, General Obligation Bonds, Limited Tax Convertible to Unlimited Tax, Series 2016A, 5.000%, 12/01/46, 144A	12/21 at 103.00	N/R	2,465,167

561	Mountain’s Edge Metropolitan District, Jefferson County, Colorado, General Obligation Bonds, Subordinate Limited Tax Series 2016B, 7.375%, 12/15/46, 144A	12/21 at 103.00	N/R	529,001

	Murphy Creek Metropolitan District 3, Aurora, Colorado, General Obligation Bonds, Refunding & Improvement Series 2006:
5,770	6.000%, 12/01/26 (14)	9/18 at 100.00	N/R	4,731,400
10,910	6.125%, 12/01/35 (15)	9/18 at 100.00	N/R	8,946,200

1,760	North Holly Metropolitan District, Colorado, Limited Tax General Obligation Bonds, Convertible to Unlimited Tax Series 2018A, 5.500%, 12/01/48 (WI/DD, Settling 7/24/18)	12/23 at 103.00	N/R	1,760,000

2,000	North Pine Vistas Metropolitan District 2, Castle Pines, Douglas County, Colorado, Limited Tax General Obligation Bonds, Series 2016A, 6.750%, 12/01/46	12/21 at 103.00	N/R	2,020,520

9,015	North Pine Vistas Metropolitan District 3, Castle Pines, Douglas County, Colorado, Limited Tax General Obligation Bonds, Series 2016A, 6.375%, 12/01/46	12/21 at 103.00	N/R	9,096,766

1,203	North Pine Vistas Metropolitan District 3, Castle Pines, Douglas County, Colorado, Limited Tax General Obligation Bonds, Series 2016B, 8.250%, 12/15/46	12/21 at 103.00	N/R	1,212,588

	North Range Metropolitan District No. 2 , In the City of Commerce City, Adams County, Colorado , Limited Tax General Obligation and Special Revenue and Improvement Bonds, Refunding Series 2017A:
1,550	5.625%, 12/01/37	12/22 at 103.00	N/R	1,566,275
2,975	5.750%, 12/01/47	12/22 at 103.00	N/R	3,006,981

2,836	North Range Metropolitan District No. 2 , In the City of Commerce City, Adams County, Colorado , Limited Tax General Obligation and Special Revenue and Improvement Bonds, Refunding Series 2017B, 7.750%, 12/15/47	12/22 at 103.00	N/R	2,862,290

915	Overlook Metropolitan District in the Town of Parker, Douglas County, Colorado, General Obligation Limited Tax Bonds, Series 2016A, 5.500%, 12/01/46	12/21 at 103.00	N/R	891,860

940	Overlook Metropolitan District in the Town of Parker, Douglas County, Colorado, General Obligation Limited Tax Bonds, Series 2016B, 7.750%, 12/15/46	12/21 at 103.00	N/R	920,410

3,500	Palisade Metropolitan District 2, Broomfield County, Colorado, General Obligation Limited Tax and Revenue Bonds, Series 2016, 5.000%, 12/01/46	12/21 at 103.00	N/R	3,540,005

1,745	Palisade Park North Metropolitan District 2, Colorado, General Obligation Limited Tax Bonds, Convertible to Unlimited Tax Series 2018A, 5.625%, 12/01/47	12/23 at 103.00	N/R	1,752,434

800	Palisade Park North Metropolitan District 2, Colorado, General Obligation Limited Tax Bonds, Subordinate Series 2018B, 7.875%, 12/15/47	12/23 at 103.00	N/R	803,032

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Colorado (continued)

	Palisade Park North Metropolitan District No. 1, City and County of Broomfield, Colorado, General Obligation Limited Tax Convertible to Unlimited Tax, Series 2016A:
$2,075	5.875%, 12/01/46	12/21 at 103.00	N/R	$1,972,038
530	8.000%, 12/15/46	12/21 at 103.00	N/R	508,805

1,592	Parker Automotive Metropolitan District (In the Town of Parker, Colorado), General Obligation Bonds, Refunding Series 2016, 5.000%, 12/01/45	12/26 at 100.00	N/R	1,510,076

4,180	Parker Homestead Metropolitan District, Parker, Douglas County, Colorado, General Obligation Bonds, Limited Tax Convertible to Unlimited Tax, Refunding & Improvement Series 2016, 5.625%, 12/01/44	12/21 at 103.00	N/R	4,424,864

	Pinon Pines Metropolitan District No. 1, El Paso County, Colorado, General Obligation Limited Tax Bonds, Series 2016:
3,000	5.250%, 12/01/36	12/21 at 103.00	N/R	2,808,210
4,330	5.375%, 12/01/46	12/21 at 103.00	N/R	3,995,984

1,965	Plaza Metropolitan District 1, Lakewood, Colorado, Tax Increment Revenue Bonds, Refunding Series 2013, 5.000%, 12/01/40, 144A	12/22 at 100.00	N/R	2,032,419

	Prairie Center Metropolitan District No. 3, In the City of Brighton, Adams County, Colorado, Limited Property Tax Supported Primary Improvements Revenue Bonds, Refunding Series 2017A:
12,990	5.000%, 12/15/41, 144A	12/26 at 100.00	N/R	13,340,990
2,180	5.000%, 12/15/41, 144A	12/26 at 100.00	N/R	2,176,948

3,100	Prairiestar Metropolitan District 2, Colorado, General Obligation Bonds, Limited Tax series 2016, 5.750%, 12/01/46	12/21 at 103.00	N/R	3,236,400

15,865	Promenade at Castle Rock Metropolitan District 1, Colorado, General Obligation Bonds, Limited Tax Series 2015A, 5.750%, 12/01/39	12/20 at 103.00	N/R	16,695,215

16,450	Raindance Metropolitan District No. 3, Town of Windsor, Colorado, Limited Tax General Obligation Bonds, Series 2018A, 5.750%, 12/01/47	12/23 at 103.00	N/R	16,580,448

2,840	Raindance Metropolitan District No. 3, Town of Windsor, Colorado, Limited Tax General Obligation Bonds, Series 2018B, 8.125%, 12/15/47	12/23 at 103.00	N/R	2,857,296

	Reata South Metropolitan District, Douglas County, Colorado, Limited Tax General Obligation Bonds, Refunding Series 2018:
4,915	5.375%, 12/01/37	12/23 at 103.00	N/R	4,986,120
10,340	5.500%, 12/01/47	12/23 at 103.00	N/R	10,506,371

	Red Sky Ranch Metropolitan District, Eagle County, Colorado, General Obligation Bonds, Refunding & Improvement Series 2015:
475	4.750%, 12/01/35	12/24 at 100.00	N/R	477,850
3,195	5.000%, 12/01/44	12/24 at 100.00	N/R	3,224,490

10,000	Regional Transportation District, Colorado, Certificates of Participation, Series 2014, 5.000%, 6/01/44 – AGM Insured (UB) (6)	6/23 at 100.00	Aa3	10,930,600

	Regional Transportation District, Colorado, Certificates of Participation, Tender Option Bond Trust Series 2015-XF1031:
2,660	12.931%, 6/01/39, 144A (IF) (6)	6/23 at 100.00	A	3,670,561
3,750	12.931%, 6/01/44, 144A (IF) (6)	6/23 at 100.00	A	5,124,412
3,190	12.927%, 6/01/44, 144A (IF) (6)	6/23 at 100.00	A	4,358,688
2,745	12.926%, 6/01/44, 144A (IF) (6)	6/23 at 100.00	A	3,750,603

4,000	Regional Transportation District, Colorado, Denver Transit Partners Eagle P3 Project Private Activity Bonds, Series 2010, 6.500%, 1/15/30	7/20 at 100.00	Baa3	4,265,960

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments    June 30, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Colorado (continued)

$5,786	Reserve Metropolitan District 2, Mount Crested Butte, Colorado, Limited Tax General Obligation Bonds, Refunding Series 2016A, 5.000%, 12/01/45	12/26 at 100.00	N/R	$5,853,060

1,325	Reserve Metropolitan District 2, Mount Crested Butte, Colorado, Limited Tax General Obligation Bonds, Series 2016B, 5.125%, 12/01/45	12/26 at 100.00	N/R	1,351,699

3,300	Rex Ranch Metropolitan District, Boulder County, Colorado, General Obligation Limited Tax Bonds, Series 2018A, 5.750%, 12/01/47	12/23 at 103.00	N/R	3,317,259

1,400	Richards Farm Metropolitan District 2, Arvada, Colorado, General Obligation Limited Tax Bonds, Series 2015A, 5.750%, 12/01/45	12/20 at 103.00	N/R	1,356,782

510	Richards Farm Metropolitan District 2, Arvada, Colorado, General Obligation Limited Tax Bonds, Series 2015B, 7.750%, 12/15/45	12/20 at 103.00	N/R	503,686

1,126	River Park Metropolitan District, New Castle, Garfield County, Colorado, Limited Tax General Obligation Bonds, Refunding Series 2009, 6.990%, 6/15/39	9/18 at 100.00	N/R	1,126,507

2,345	Salisbury Heights Metropolitan District, Douglas County, Colorado, Limited Tax General Obligation Bonds, Convertible to Unlimited Tax Series 2017A, 5.500%, 12/01/47	12/22 at 103.00	N/R	2,370,443

509	Salisbury Heights Metropolitan District, Douglas County, Colorado, Limited tax General Obligation Bonds, Subordinate Series 2017B, 7.750%, 12/15/47	12/22 at 103.00	N/R	518,870

Serenity Ridge Metropolitan District No. 2, In the City of Aurora, Arapahoe County, Colorado, General Obligation Bonds, Limited Tax Convertible to Unlimited Tax, Refunding and Improvement Bonds Series 2018A:

550	5.125%, 12/01/37	12/23 at 103.00	N/R	567,605
1,000	5.125%, 12/01/43	12/23 at 103.00	N/R	1,025,710

635	Serenity Ridge Metropolitan District No. 2, In the City of Aurora, Arapahoe County, Colorado, General Obligation Bonds, Subordinate Limited Tax, Refunding and Improvement Bonds Series 2018B, 7.250%, 12/15/35	12/23 at 103.00	N/R	637,743

1,225	Sheridan Station West Metropolitan District, Lakewood, Jefferson County, Colorado, Limited Tax General Obligation Bonds, Convertible to Unlimited Tax Series 2017, 6.000%, 12/01/47	12/22 at 103.00	N/R	1,225,649

1,710	Sierra Ridge Metropolitan District 2, Douglas County, Colorado, General Obligation Bonds, Limited Tax Series 2016A, 5.500%, 12/01/46	12/21 at 103.00	N/R	1,755,383

1,500	Sierra Ridge Metropolitan District 2, Douglas County, Colorado, General Obligation Bonds, Subordinate Series 2016B, 7.625%, 12/15/46	12/21 at 103.00	N/R	1,482,720

2,072	Silver Peaks Metropolitan District 2, Colorado, Limited Tax Obligation Bonds, Series 2006, 5.750%, 12/01/36	9/18 at 100.00	N/R	1,873,502

2,895	Solaris Metropolitan District 3, Vail, Colorado, Limited Tax General Obligation Bonds, Refunding Convertible to Unlimited Tax Series 2016A, 5.000%, 12/01/46	12/21 at 103.00	N/R	2,990,998

4,313	Sorrel Ranch Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Series 2006, 5.750%, 12/01/36	9/18 at 100.00	N/R	3,870,314

7,000	South Maryland Creek Ranch Metropolitan District, Summit County, Colorado, Limited Tax General Obligation Bonds, Limited Tax Convertible to Unlimited Tax Series 2018A, 5.625%, 12/01/47	12/23 at 103.00	N/R	7,034,510

1,950	South Maryland Creek Ranch Metropolitan District, Summit County, Colorado, Limited Tax General Obligation Bonds, Subordinate Series 2018B, 8.000%, 12/15/47	12/23 at 103.00	N/R	1,959,340

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Colorado (continued)

	SouthGlenn Metropolitan District, Colorado, Special Revenue Bonds, Refunding Series 2016:
$810	5.000%, 12/01/36	12/21 at 103.00	N/R	$830,947
1,220	5.000%, 12/01/46	12/21 at 103.00	N/R	1,243,375

1,000	Southlands Metropolitan District 1, Colorado, Limited Tax General Obligation Bonds, Series 2017A-1, 5.000%, 12/01/47	12/27 at 100.00	Ba1	1,068,040

2,110	Southlands Metropolitan District 2, Aurora, Colorado, General Obligation Bonds, Series 2010, 7.375%, 12/01/35 (Pre-refunded 12/01/20)	12/20 at 100.00	N/R (7)	2,368,834

7,205	Southshore Metropolitan District 2 Aurora, Arapahoe County, Colorado, General Obligation Bonds, Convertible Capital Appreciation Series 2015, 6.500%, 12/01/42	12/20 at 103.00	N/R	7,152,187

5,202	Southshore Metropolitan District 2 Aurora, Arapahoe County, Colorado, General Obligation Bonds, Subordinate Limited Tax Series 2017, 7.750%, 12/15/42	12/20 at 103.00	N/R	5,175,834

6,175	Southwest Timnath Metropolitan District 4, Timnath, Larimer County, Colorado, Limited Tax General Obligation Bonds, Series 2017A, 5.375%, 12/01/47	12/22 at 103.00	N/R	6,184,015

1,105	Southwest Timnath Metropolitan District 4, Timnath, Larimer County, Colorado, Limited Tax General Obligation Bonds, Subordinate Series 2017B, 7.750%, 12/15/47	12/22 at 103.00	N/R	1,106,039

	St. Vrain Lakes Metropolitan District No. 2, Weld County, Colorado, Limited Tax General Obligation Bonds, Series 2017A:
1,500	5.000%, 12/01/37	12/22 at 103.00	N/R	1,500,855
6,550	5.125%, 12/01/47	12/22 at 103.00	N/R	6,591,854

1,084	St. Vrain Lakes Metropolitan District No. 2, Weld County, Colorado, Limited Tax General Obligation Bonds, Series 2017B, 7.625%, 12/15/47	12/22 at 103.00	N/R	1,068,922

10,597	STC Metropolitan District 2, Superior, Boulder County, Colorado, Limited Tax General Obligation Bonds, Series 2015A, 6.000%, 12/01/38	12/19 at 103.00	N/R	10,922,540

2,625	STC Metropolitan District 2, Superior, Boulder County, Colorado, Limited Tax General Obligation Bonds, Series 2015B, 7.750%, 12/15/38	12/19 at 103.00	N/R	2,662,537

	Sterling Ranch Community Authority Board, Douglas County, Colorado, Limited Tax Supported Revenue Bonds, Senior Series 2015A:
2,695	5.500%, 12/01/35	12/20 at 103.00	N/R	2,767,064
4,500	5.750%, 12/01/45	12/20 at 103.00	N/R	4,636,575

	Sterling Ranch Community Authority Board, Douglas County, Colorado, Limited Tax Supported Revenue Bonds, Senior Series 2017A:
1,715	5.000%, 12/01/30	12/22 at 102.00	N/R	1,769,931
9,000	5.000%, 12/01/38	12/22 at 102.00	N/R	9,187,470
15,920	5.000%, 12/01/47	12/22 at 102.00	N/R	16,154,661

1,045	Sterling Ranch Community Authority Board, Douglas County, Colorado, Limited Tax Supported Revenue Bonds, Subordinate Series 2015B, 7.750%, 12/15/45	12/20 at 103.00	N/R	1,063,894

4,500	Sterling Ranch Community Authority Board, Douglas County, Colorado, Limited Tax Supported Revenue Bonds, Subordinate Series 2017B, 7.500%, 12/15/47	12/22 at 102.00	N/R	4,535,280

6,680	Sterling Ranch Metropolitan District 2, El Paso County, Colorado, General Obligation Bonds, Limited Tax Convertible Capital Appreciation Series 2015A, 0.000%, 12/01/45 (4)	12/22 at 102.00	N/R	5,464,440

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments    June 30, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Colorado (continued)

$4,990	Stetson Ridge Metropolitan District 3, Colorado, Limited Tax General Obligation Bonds, Series 2012, 7.125%, 12/01/42	12/19 at 102.00	N/R	$4,992,844

2,275	Stone Creek Metropolitan District, In Douglas County Colorado, General Obligation Limited Tax Bonds, Series 2018A, 5.625%, 12/01/47	12/23 at 103.00	N/R	2,292,290

595	Stone Creek Metropolitan District, In Douglas County, Colorado, Subordinate General Obligation Limited Tax Bonds, Series 2018B, 7.875%, 12/15/47	12/23 at 103.00	N/R	599,635

7,500	Stone Ridge Metropolitan District 2, Colorado, General Obligation Bonds, Limited Tax Convertible to Unlimited, Series 2007, 7.250%, 12/01/31 (5)	9/18 at 100.00	N/R	1,200,000

2,455	Tabernash Meadows Water and Sanitation District, Grand County, Colorado, General Obligation Refunding Bonds, Series 2010, 7.125%, 12/01/34	12/20 at 100.00	N/R	2,568,004

2,730	Table Mountain Metropolitan District, Jefferson County, Colorado, Limited Tax General Obligation Bonds, Series 2016A, 5.250%, 12/01/45	12/21 at 103.00	N/R	2,852,086

6,275	Tallman Gulch Metropolitan District, Douglas County, Colorado, Limited Tax General Obligation Refunding and Improvement Bonds, Subordinate Limited Tax General Obligation Bonds, Series 2018A, 5.250%, 12/01/47	12/22 at 103.00	N/R	6,274,561

1,360	Tallman Gulch Metropolitan District, Douglas County, Colorado, Limited Tax General Obligation Refunding and Improvement Bonds, Subordinate Limited Tax General Obligation Bonds, Series 2018B, 8.000%, 12/15/47	12/22 at 103.00	N/R	1,358,966

1,935	Tallyn’s Reach Metropolitan District 3, Aurora, Colorado, General Obligation Refunding and Improvement Bonds, Limited Tax Convertible to Unlimited Tax, Series 2013, 5.125%, 11/01/38	12/23 at 100.00	N/R	2,048,604

833	Tallyn’s Reach Metropolitan District 3, Aurora, Colorado, Limited Tax General Obligation Bonds, Series 2007, 5.100%, 12/01/26	9/18 at 100.00	N/R	834,341

2,425	Tallyn’s Reach Metropolitan District 3, Aurora, Colorado, Limited Tax General Obligation Bonds, Subordinate Series 2016A, 6.750%, 11/01/38	12/21 at 103.00	N/R	2,434,821

	Thompson Crossing Metropolitan District No. 6 in the Town of Johnstown, Larimer County, Colorado, General Obligation Limited Tax Bonds Series 2015A:
1,000	6.000%, 12/01/44	12/20 at 103.00	N/R	1,015,600
784	7.750%, 12/15/44	12/20 at 103.00	N/R	798,535

6,430	Three Springs Metropolitan District 3, Durango, La Plata County, Colorado, Property Tax Supported Revenue Bonds, Series 2010, 7.750%, 12/01/39	12/20 at 100.00	N/R	6,624,893

	Timnath Ranch Metropolitan District 4, Larimer County, Colorado, Limited Tax General Obligation Bonds, Refunding & Improvement Series 2018A:
1,500	5.250%, 12/01/37	12/23 at 103.00	N/R	1,510,065
2,850	5.375%, 12/01/47	12/23 at 103.00	N/R	2,869,978

953	Timnath Ranch Metropolitan District 4, Larimer County, Colorado, Limited Tax General Obligation Bonds, Subordinate Series 2018B, 7.750%, 12/15/47	12/23 at 103.00	N/R	958,794

9,500	Valagua Metropolitan District, Eagle County, Colorado, General Obligation Limited Tax Bonds, Series 2008, 7.750%, 12/01/37 (16)	12/18 at 100.00	N/R	1,900,000

970	VDW Metropolitan District 2, Larimer County, Colorado, General Obligation Bonds, Refunding Limited Tax Series 2016B, 7.250%, 12/15/45	No Opt. Call	A2	938,213

1,400	Village at Southgate Metropolitan District, Adams County, Colorado, Limited Tax General Obligation Bonds, Series 2018A, 5.625%, 12/01/48, 144A	12/23 at 103.00	N/R	1,415,260

764	Village at Southgate Metropolitan District, Adams County, Colorado, Limited Tax General Obligation Bonds, Subordinate Series 2018B, 7.750%, 12/15/40, 144A	12/23 at 103.00	N/R	767,155

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Colorado (continued)

$1,725	Village East Metropolitan District 3, Weld County, Colorado, General Obligation Limited Tax Bonds, Series 2017A, 5.000%, 12/01/46	12/22 at 103.00	N/R	$1,709,406

245	Village East Metropolitan District 3, Weld County, Colorado, General Obligation Limited Tax Bonds, Subordinate Series 2017B, 7.750%, 12/15/46	12/22 at 103.00	N/R	243,162

245	Water Valley Metropolitan District 1, Colorado, General Obligation Bonds, Refunding Series 2016, 5.250%, 12/01/40	12/26 at 100.00	N/R	256,865

470	Water Valley Metropolitan District 2, Windsor, Colorado, General Obligation Bonds, Refunding Series 2016, 5.250%, 12/01/40	12/26 at 100.00	N/R	503,957

1,710	Waterfall Metropolitan District 1, Larimer County, Colorado, Limited Tax General Obligation Bonds, Refunding Series 2016A, 6.500%, 12/01/46	12/21 at 103.00	N/R	1,755,742

2,211	Waterfall Metropolitan District 1, Larimer County, Colorado, Limited Tax General Obligation Bonds, Series 2018, 5.750%, 12/01/46	12/21 at 103.00	N/R	2,220,264

1,500	Westown Metropolitan District, In the City of Arvada, Jefferson County, Colorado, General Obligation Limited Tax Convertible to Unlimited Tax Bonds, Series 2017A, 5.000%, 12/01/47	12/22 at 103.00	N/R	1,493,055

849	Westown Metropolitan District, In the City of Arvada, Jefferson County, Colorado, General Obligation Limited Tax Convertible to Unlimited Tax Bonds, Series 2017B, 7.375%, 12/15/47	12/22 at 103.00	N/R	845,927

	Whispering Pines Metropolitan District No.1, In the City of Aurora, Colorado, Limited Tax Convertible to Unlimited Tax, General Obligation Refunding and Improvement Bonds, Series 2017A:
1,000	5.000%, 12/01/37	12/22 at 103.00	N/R	1,014,800
2,635	5.000%, 12/01/47	12/22 at 103.00	N/R	2,657,608

1,995	Whispering Pines Metropolitan District No.1, In the City of Aurora, Colorado, Limited Tax Convertible to Unlimited Tax, General Obligation Refunding and Improvement Bonds, Series 2017B, 7.375%, 12/15/47	12/22 at 103.00	N/R	1,995,838

5,500	Wildwing Metropolitan District 5, Colorado, Limited Tax General Obligation Bonds, Refunding & Improvement Series 2018A, 5.375%, 12/01/48	12/23 at 103.00	N/R	5,523,705

1,207	Wildwing Metropolitan District 5, Colorado, Limited Tax General Obligation Bonds, Subordinate Series 2018B, 7.625%, 12/15/48	12/23 at 103.00	N/R	1,210,935

3,265	Windshire Park Metropolitan District 2, Windsor, Weld County, Colorado, Limited Tax General Obligation Bonds, Refunding & Improvement Series 2017A, 6.500%, 12/01/47	12/27 at 103.00	N/R	3,558,752

1,635	Windshire Park Metropolitan District 2, Windsor, Weld County, Colorado, Limited Tax General Obligation Bonds, Subordinate Series 2017B, 7.750%, 12/15/47	12/27 at 103.00	N/R	1,635,114

1,280	Winter Farm Metropolitan District 1, Colorado, Property Tax Supported Revenue Bonds, Series 2011, 7.500%, 12/01/39 (Pre-refunded 12/01/18)	12/18 at 100.00	N/R (7)	1,311,322

1,245	York Street Metropolitan District, Thornton, Adams County, Colorado, General Obligation Bonds, Limited Tax Convertible to Unlimited Tax Series 2017A, 6.250%, 12/01/47	12/21 at 103.00	N/R	1,263,924

473	York Street Metropolitan District, Thornton, Adams County, Colorado, General Obligation Bonds, Subordinate Limited Tax Series 2017B, 8.250%, 12/15/47	12/21 at 103.00	N/R	479,783
1,390,498	Total Colorado			1,277,347,122

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments    June 30, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Connecticut – 0.4%

$7,050	Connecticut Development Authority, Airport Facilities Revenue Bonds, Learjet Inc., Series 2004, 7.950%, 4/01/26 (Alternative Minimum Tax)	9/18 at 100.00	Caa1	$6,824,047

	Harbor Point Infrastructure Improvement District, Connecticut, Special Obligation Revenue Bonds, Harbor Point Project, Series 2010A:
546	7.000%, 4/01/22 (Pre-refunded 4/01/20)	4/20 at 100.00	N/R (7)	588,970
38,220	7.875%, 4/01/39 (Pre-refunded 4/01/20)	4/20 at 100.00	N/R (7)	42,230,042

168,500	Mashantucket Western Pequot Tribe, Connecticut, Special Revenue Bonds, Subordinate Series 2013A, 0.240%, 7/01/31 (cash 4.000%, PIK 2.050%) (5)	No Opt. Call	N/R	5,265,609

4,474	Mohegan Tribe of Indians of Connecticut, Gaming Authority Priority Distribution Payment Public Improvement Bonds, Series 2015A, 6.750%, 2/01/45, 144A	2/23 at 100.00	B–	4,855,355

5,000	Stamford, Connecticut, Special Obligation Revenue Bonds, Mill River Corridor Project, Series 2011aA, 7.000%, 4/01/41 (Pre-refunded 4/01/21)	4/21 at 100.00	N/R (7)	5,680,000
223,790	Total Connecticut			65,444,023

	Delaware – 0.3%

22,885	Delaware Economic Development Authority, Exempt Facility Revenue Bonds, Indian River Power LLC Project, Series 2010, 5.375%, 10/01/45	10/20 at 100.00	Baa3	23,729,228

1,100	Delaware Economic Development Authority, Revenue Bonds, ASPIRA of Delaware Charter Operations, Inc. Project, Series 2016A, 5.000%, 6/01/51	6/26 at 100.00	BB+	1,094,665

	Delaware Economic Development Authority, Revenue Bonds, Odyssey Charter School Inc. Project, Series 2015A:
4,890	6.750%, 9/01/35, 144A	3/25 at 100.00	N/R	4,904,963
7,500	7.000%, 9/01/45, 144A	3/25 at 100.00	N/R	7,510,875

	Kent County, Delaware, Student Housing & Dining Facility Revenue Bonds, Collegiate Housing Foundation – Dover LLC Delaware State University Project, Series 2018A:
1,100	5.000%, 7/01/40	1/28 at 100.00	BBB–	1,197,977
1,450	5.000%, 7/01/48	1/28 at 100.00	BBB–	1,569,567

3,000	Sussex County, Delaware, Recovery Zone Facility Revenue Bonds, Indian River Power LLC Project, Series 2010, 6.000%, 10/01/40	12/20 at 100.00	Baa3	3,190,200

1,365	Wilmington, Delaware, Multifamily Rental Housing Revenue Bonds, Lincoln Towers Associates, LLC Project, Series 2011A and Series 2011B, 8.250%, 7/15/48 (Mandatory put 7/15/28)	7/21 at 100.00	N/R	1,463,416
43,290	Total Delaware			44,660,891

	District of Columbia – 0.6%

2,630	District of Columbia Student Dormitory Revenue Bonds, Provident Group – Howard Properties LLC Issue, Series 2013, 5.000%, 10/01/35	10/22 at 100.00	BB+	2,671,975

266,590	District of Columbia Tobacco Settlement Corporation, Tobacco Settlement Asset-Backed Bonds, Series 2006A, 0.000%, 6/15/46	9/18 at 100.00	N/R	46,165,390

	District of Columbia, Hospital Revenue Bonds, Children’s Hospital Obligated Group, Series 2015:
5,000	5.000%, 7/15/40 (UB) (6)	1/26 at 100.00	A1	5,552,250
10,000	5.000%, 7/15/44 (UB) (6)	1/26 at 100.00	A1	11,041,400

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	District of Columbia (continued)

	District of Columbia, Hospital Revenue Bonds, Children’s Hospital Obligated Group, Tender Option Bond Trust 2017-XG0130:
$2,245	14.999%, 7/15/35 (Pre-refunded 7/15/18) – AGM Insured, 144A (IF) (6)	No Opt. Call	AA (7)	$2,346,294
1,130	14.901%, 7/15/35 (Pre-refunded 7/15/18) – AGM Insured, 144A (IF) (6)	No Opt. Call	AA (7)	1,180,601

2,050	District of Columbia, Revenue Bonds, Center for Strategic and International Studies, Inc., Series 2011, 6.625%, 3/01/41 (Pre-refunded 3/01/21)	3/21 at 100.00	N/R (7)	2,306,393

	District of Columbia, Revenue Bonds, Cesar Chavez Public Charter Schools for Public Policy, Series 2011:
2,590	7.125%, 11/15/26	11/20 at 100.00	B–	2,661,173
2,740	7.500%, 11/15/31	11/20 at 100.00	B–	2,822,447
1,000	7.875%, 11/15/40	11/20 at 100.00	B–	1,034,900

6,410	District of Columbia, Revenue Bonds, Howard University, Refunding Series 2011A, 6.500%, 10/01/41	4/21 at 100.00	Ba2	6,861,713

90	District of Columbia, Revenue Bonds, Howard University, Refunding Series 2011A, 6.500%, 10/01/41 (Pre-refunded 4/01/21)	4/21 at 100.00	N/R (7)	101,171

	District of Columbia, Revenue Bonds, Howard University, Series 2011A:
35	6.500%, 10/01/41 (Pre-refunded 4/01/21) (UB) (6)	4/21 at 100.00	N/R (7)	39,344
2,465	6.500%, 10/01/41 (UB) (6)	4/21 at 100.00	Ba2	2,638,709

	District of Columbia, Revenue Bonds, Howard University, Tender Option Bond Trust 2016-XG0094:
28	18.333%, 10/01/37 (Pre-refunded 4/01/21), 144A (IF) (6)	4/21 at 100.00	N/R (7)	36,079
2,472	18.333%, 10/01/37, 144A (IF) (6)	4/21 at 100.00	Ba2	3,185,221
35	18.313%, 10/01/37 (Pre-refunded 4/01/21), 144A (IF) (6)	4/21 at 100.00	N/R (7)	45,084
2,990	18.313%, 10/01/37, 144A (IF) (6)	4/21 at 100.00	Ba2	3,851,479
20	18.333%, 10/01/41 (Pre-refunded 4/01/21), 144A (IF) (6)	4/21 at 100.00	N/R (7)	25,698
1,230	18.333%, 10/01/41, 144A (IF) (6)	4/21 at 100.00	Ba2	1,580,415
25	18.333%, 10/01/41 (Pre-refunded 4/01/21), 144A (IF) (6)	4/21 at 100.00	N/R (7)	32,124
1,725	18.333%, 10/01/41, 144A (IF) (6)	4/21 at 100.00	Ba2	2,216,556
10	18.333%, 10/01/41 (Pre-refunded 4/01/21), 144A (IF) (6)	4/21 at 100.00	N/R (7)	12,849
615	18.333%, 10/01/41, 144A (IF) (6)	4/21 at 100.00	Ba2	790,207

	District of Columbia, Revenue Bonds, Ingleside at Rock Creek Project, Series 2017A:
580	5.000%, 7/01/32	7/24 at 103.00	N/R	616,691
800	5.000%, 7/01/37	7/24 at 103.00	N/R	841,408
3,100	5.000%, 7/01/52	7/24 at 103.00	N/R	3,227,565
319,855	Total District of Columbia			105,491,249

	Florida – 11.9%

1,500	A.H. at Turnpike South Community Development District, Miami-Dade County, Florida, Special Assessment Bonds, Phase One Project, Series 2015, 6.250%, 11/01/46	11/29 at 100.00	N/R	1,656,930

	Alachua County Health Facilities Authority, Florida, Continuing Care Retirement Community Revenue Bonds, Oak Hammock Project, Series 2012A:
2,500	8.000%, 10/01/42	10/22 at 102.00	N/R	2,889,475
2,500	8.000%, 10/01/46	10/22 at 102.00	N/R	2,878,950

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments    June 30, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida (continued)

	Alachua County Health Facilities Authority, Florida, Health Facilities Revenue Bonds, Terraces at Bonita Springs Project, Series 2011A:
$10,380	8.000%, 11/15/31	11/21 at 100.00	N/R	$11,647,087
12,700	8.125%, 11/15/41	11/21 at 100.00	N/R	14,210,665
7,500	8.125%, 11/15/46	11/21 at 100.00	N/R	8,367,225

2,395	Amelia National Community Development District, Nassau County, Florida, Special Assessment Bonds, Series 2004A, 6.300%, 5/01/35	9/18 at 100.00	N/R	2,396,844

2,900	Amelia National Community Development District, Nassau County, Florida, Special Assessment Bonds, Series 2006A, 5.375%, 5/01/37	9/18 at 100.00	N/R	2,899,739

	Amelia Walk Community Development District, Florida, Special Assessment Bonds, Area 3-A Series 2018A:
1,990	5.250%, 11/01/38	11/28 at 100.00	N/R	1,965,364
3,265	5.375%, 11/01/48	11/28 at 100.00	N/R	3,223,828

1,600	Arborwood Community Development District, Florida, Capital Improvement Revenue Bonds, Refunding Series 2018A-2, 5.000%, 5/01/36	5/28 at 100.00	N/R	1,606,064

	Armstrong Community Development District, Clay County, Florida, Special Assessment Revenue Bonds, Series 2017A:
415	5.000%, 11/01/34, 144A	11/27 at 100.00	N/R	422,719
1,000	5.125%, 11/01/48, 144A	11/27 at 100.00	N/R	1,024,140

2,110	Armstrong Community Development District, Clay County, Florida, Special Assessment Revenue Bonds, Series 2017B, 5.250%, 11/01/29, 144A	No Opt. Call	N/R	2,117,638

750	Avalon Groves Community Development District, Florida, Special Assessment Bonds, Area 1 Project, Series 2017, 5.750%, 5/01/48	5/31 at 100.00	N/R	767,025

2,010	Avalon Groves Community Development District, Florida, Special Assessment Bonds, Area 2 Project, Series 2017A-1, 6.000%, 5/01/48	5/31 at 100.00	N/R	2,027,708

1,185	Avalon Groves Community Development District, Florida, Special Assessment Bonds, Area 2 Project, Series 2017A-2, 6.000%, 5/01/29	No Opt. Call	N/R	1,183,021

3,340	Ave Maria Stewardship Community District, Florida, Capital Improvement Revenue Bonds, Maple Ridge Phase 2 Project, Series 2016, 5.250%, 5/01/47	5/26 at 100.00	N/R	3,187,228

	Ave Maria Stewardship Community District, Florida, Capital Improvement Revenue Bonds, Maple Ridge Phase 3 Project, Series 2018:
1,205	5.300%, 5/01/39	5/29 at 100.00	N/R	1,209,832
2,070	5.375%, 5/01/49	5/29 at 100.00	N/R	2,078,259

17,805	Ave Maria Stewardship Community District, Florida, Capital Improvement Revenue Bonds, Series 2006A, 5.125%, 5/01/38	9/18 at 100.00	N/R	17,149,242

23,095	Ave Maria Stewardship Community District, Florida, Capital Improvement Revenue Bonds, Series 2012, 6.700%, 5/01/42	5/22 at 100.00	N/R	23,733,115

3,485	Aventura Isles Community Development District, Miami-Dade County, Florida, Special Assessment Bonds, Series 2013, 6.000%, 11/01/43	11/24 at 100.00	N/R	3,681,659

5,600	Babcock Ranch Community Independent Special District, Charlotte County, Florida, Special Assessment Bonds, Series 2015, 5.250%, 11/01/46	11/25 at 100.00	N/R	5,688,032

1,675	Babcock Ranch Community Independent Special District, Charlotte County, Florida, Special Assessment Bonds, Series 2018, 5.000%, 11/01/48, 144A	11/28 at 100.00	N/R	1,669,690

2,005	Ballentrae Hillsborough Community Development District, Hillsborough County, Florida, Special Assessment Bonds, Series 2014, 5.500%, 11/01/44	11/25 at 100.00	N/R	2,033,792

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida (continued)

$4,545	Bannon Lakes Community Development District, Saint Johns County, Florida, Special Assessment Revenue Bonds, Series 2016, 5.000%, 11/01/48	11/28 at 100.00	N/R	$4,832,380

1,000	Bartram Park Community Development District, Florida, Special Assessment Bonds, Refunding Subordinate Lien Series 2015A-2, 5.000%, 5/01/35	5/25 at 100.00	BBB	1,044,810

3,635	Bartram Park Community Development District, Florida, Special Assessment Bonds, Series 2012-1, 5.875%, 5/01/37	5/22 at 100.00	N/R	3,647,613

3,070	Bartram Park Community Development District, Florida, Special Assessment Bonds, Series 2012-2, 5.400%, 5/01/37	5/22 at 100.00	N/R	3,094,007

4,420	Bartram Park Community Development District, Florida, Special Assessment Bonds, Series 2012-3, 5.875%, 5/01/37	5/22 at 100.00	N/R	4,435,337

3,255	Bartram Park Community Development District, Florida, Special Assessment Bonds, Series 2012-5, 5.800%, 5/01/37	5/22 at 100.00	N/R	3,225,282

2,650	Bay County, Florida, Educational Facilities Revenue Refunding Bonds, Bay Haven Charter Academy, Inc. Project, Series 2010A, 6.000%, 9/01/40	9/20 at 100.00	BBB	2,774,205

	Bay County, Florida, Educational Facilities Revenue Refunding Bonds, Bay Haven Charter Academy, Inc. Project, Series 2013A:
2,495	5.000%, 9/01/43	9/23 at 100.00	BBB	2,600,713
1,035	5.000%, 9/01/45	9/23 at 100.00	BBB	1,077,880
4,050	5.000%, 9/01/48	9/23 at 100.00	BBB	4,212,040

	Beach Road Golf Estates Community Development District, Bonita Springs, Florida, Special Assessment Bonds Series 2015:
80	5.000%, 11/01/36	11/25 at 100.00	N/R	81,171
11,385	5.000%, 11/01/46	11/25 at 100.00	N/R	11,460,596

130	Beacon Lakes Community Development District, Florida, Special Assessment Bonds, Subordinate Lien Series 2007B, 6.200%, 5/01/38	9/18 at 100.00	N/R	130,092

2,930	Bella Vida Community Development District, Florida, Special Assessment Revenue Bonds, Series 2006, 5.375%, 5/01/37	9/18 at 100.00	N/R	2,724,812

3,000	Bellagio Community Development District, Hialeah, Florida, Special Assessment Bonds, Series 2013, 6.500%, 11/01/43	11/28 at 100.00	BBB–	3,603,870

1,000	Belmont Community Development District, Florida, Capital Improvement Revenue Bonds, Phase 1 Project, Series 2013A, 6.500%, 11/01/43	11/24 at 100.00	N/R	1,153,360

	Belmont Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2016A:
740	5.375%, 11/01/36	11/27 at 100.00	N/R	769,681
1,070	5.500%, 11/01/46	11/27 at 100.00	N/R	1,113,431

2,465	Belmont Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2016B, 5.625%, 11/01/35	No Opt. Call	N/R	2,540,182

3,200	Bexley Community Development District, Pasco County, Florida, Special Assessment Revenue Bonds, Series 2016, 4.875%, 5/01/47	5/26 at 100.00	N/R	3,271,904

32,010	Boggy Creek Improvement District, Orlando, Florida, Special Assessment Revenue Bonds, Refunding Series 2013, 5.125%, 5/01/43	5/23 at 100.00	N/R	32,396,361

	Bonterra Community Development District, Hialeah, Florida, Special Assessment Bonds, Assessment Area 2 Project, Series 2016:
1,000	4.500%, 5/01/34	5/27 at 100.00	N/R	1,018,510
3,000	4.750%, 5/01/46	5/27 at 100.00	N/R	3,006,240

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments    June 30, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida (continued)

	Bonterra Community Development District, Hialeah, Florida, Special Assessment Bonds, Senior Series 2017A-1:
$550	4.000%, 5/01/37	5/28 at 100.00	BBB–	$543,521
1,290	4.125%, 5/01/47	5/28 at 100.00	BBB–	1,261,181

490	Bonterra Community Development District, Hialeah, Florida, Special Assessment Bonds, Subordinate Series 2017A-2, 5.000%, 5/01/47	5/28 at 100.00	N/R	491,857

	Boyette Park Community Development District, Florida, Special Assessment Bonds, Series 2018:
1,795	5.000%, 5/01/38, 144A	5/28 at 100.00	N/R	1,799,021
2,990	5.125%, 5/01/48, 144A	5/28 at 100.00	N/R	3,000,106

2,435	Boynton Village Community Development District, Florida, Special Assessment Bonds, Series 2007-A1, 5.750%, 5/01/37	9/18 at 100.00	N/R	2,434,927

1,080	Boynton Village Community Development District, Florida, Special Assessment Bonds, Series 2007A2, 6.000%, 5/01/38	9/18 at 100.00	N/R	1,079,957

	Brevard County, Florida, Industrial Development Revenue Bonds, TUFF Florida Tech Project, Series 2009:
1,440	6.500%, 11/01/29	11/19 at 100.00	BB+	1,483,733
11,045	6.750%, 11/01/39	11/19 at 100.00	BB+	11,375,356

	Brookstone Community Development District, Manatee County, Florida, Special Assessment Revenue Bonds, Series 2018:
1,400	5.125%, 11/01/38, 144A	11/31 at 100.00	N/R	1,423,184
2,875	5.250%, 11/01/48, 144A	11/31 at 100.00	N/R	2,925,312

	Bullfrog Creek Community Development District, Hillsborough County, Special Assessment Bonds, Series 2017:
990	5.125%, 11/01/38	11/27 at 100.00	N/R	1,008,681
1,445	5.250%, 11/01/47	11/27 at 100.00	N/R	1,475,894

4,000	Cape Coral Health Facilities Authority, Florida, Senior Housing Revenue Bonds, Gulf Care Inc. Project, Series 2015, 5.875%, 7/01/40, 144A	7/25 at 100.00	N/R	4,314,480

660	Capital Projects Finance Authority, Florida, Student Housing Revenue Bonds, Capital Projects Loan Program, Series 2001F-1, 5.125%, 10/01/21 – NPFG Insured	9/18 at 100.00	Baa2	660,792

1,890	Capital Trust Agency, Florida, First Mortgage Revenue Bonds, Silver Creek Saint Augustine Project, Series 2014A, 8.250%, 1/01/44 (5)	1/21 at 103.00	N/R	1,417,500

720	Capital Trust Agency, Florida, First Mortgage Revenue Bonds, Silver Creek Saint Augustine Project, Series 2016A, 5.750%, 1/01/50 (5)	9/18 at 100.00	N/R	646,898

2,290	Capital Trust Agency, Florida, Multifamily Housing Revenue Bonds, Coral Gardens Apartments Project, Series 2018A, 4.850%, 1/01/54	1/23 at 105.00	BBB	2,295,175

	Capital Trust Agency, Florida, Revenue Bonds, Babcock Neighborhood School Inc., Series 2018:
730	6.100%, 8/15/38, 144A	8/28 at 100.00	N/R	735,971
4,030	6.200%, 8/15/48, 144A	8/28 at 100.00	N/R	4,059,741
3,955	6.375%, 8/15/53, 144A	8/28 at 100.00	N/R	3,983,951

5,000	Capital Trust Agency, Florida, Revenue Bonds, Miami Community Charter School Project, Series 2010A, 7.000%, 10/15/40	10/20 at 100.00	N/R	5,214,950

	Capital Trust Agency, Florida, Revenue Bonds, Odyssey Charter School Project, Series 2017A:
3,490	5.375%, 7/01/37, 144A	7/27 at 100.00	BB	3,511,010
4,820	5.500%, 7/01/47, 144A	7/27 at 100.00	BB	4,840,340

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida (continued)

$5,750	Capital Trust Agency, Florida, Revenue Bonds, Palm Coast Senior Living Community Project, Series 2017A, 7.000%, 10/01/49, 144A	4/24 at 103.00	N/R	$5,698,710

10,500	Capital Trust Agency, Florida, Revenue Bonds, Renaissance Charter School Project, Series 2017A, 5.250%, 6/15/47, 144A	6/27 at 100.00	N/R	9,995,580

	Capital Trust Agency, Florida, Revenue Bonds, Viera Charter School Project, Series 2017A:
1,090	5.000%, 10/15/47, 144A	10/27 at 100.00	Ba2	1,094,741
895	5.000%, 10/15/52, 144A	10/27 at 100.00	Ba2	889,120

	Capital Trust Agency, Florida, Senior Living Facilities Revenue Bonds, Elim Senior Housing, Inc. Project, Series 2017:
1,860	5.375%, 8/01/32, 144A	8/24 at 103.00	N/R	1,888,607
2,735	5.625%, 8/01/37, 144A	8/24 at 103.00	N/R	2,806,192
11,380	5.875%, 8/01/52, 144A	8/24 at 103.00	N/R	11,705,696

	Carlton Lakes Community Development District, Hillsborough County, Florida, Special Assessment Revenue Bonds, Series 2015:
840	5.625%, 11/01/36	11/26 at 100.00	N/R	868,400
2,025	5.750%, 11/01/47	11/26 at 100.00	N/R	2,091,055

	Carlton Lakes Community Development District, Hillsborough County, Florida, Special Assessment Revenue Bonds, Series 2018:
625	5.125%, 5/01/38	5/28 at 100.00	N/R	627,831
1,235	5.250%, 5/01/49	5/28 at 100.00	N/R	1,241,496

3,220	Cascades at Groveland Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2006, 5.300%, 5/01/36	9/18 at 100.00	N/R	3,219,968

	Celebration Pointe Community Development District 1, Alachua County, Florida, Special Assessment Revenue Bonds, Series 2014:
4,005	5.000%, 5/01/34	5/24 at 100.00	N/R	4,083,778
9,745	5.125%, 5/01/45	5/24 at 100.00	N/R	9,938,438

	Celebration Pointe Community Development District 1, Alachua County, Florida, Special Assessment Revenue Bonds, Series 2017:
1,675	5.000%, 5/01/32, 144A	5/27 at 100.00	N/R	1,790,206
4,000	5.000%, 5/01/48, 144A	5/27 at 100.00	N/R	4,179,720

1,200	Centre Lake Community Development District, Miami Lakes, Florida, Special Assessment Bonds, Series 2016, 4.750%, 12/15/46	12/26 at 100.00	N/R	1,207,440

4,000	Charlotte County Industrial Development Authority, Florida, Utility System Revenue Bonds, Town & Country Utilities Project, Series 2015, 5.500%, 10/01/36, 144A (Alternative Minimum Tax)	10/25 at 100.00	N/R	3,918,480

2,650	Coco Palms Community Development District, Miami-Dade County, Florida, Special Assessment Bonds, Series 2016, 4.500%, 5/01/32	5/27 at 100.00	N/R	2,667,145

3,170	Coconut Cay Community Development District, Florida, Special Assessment Bonds, Series 2006, 5.375%, 5/01/36	10/18 at 100.00	N/R	3,170,792

	Collier County Educational Facilities Authority, Florida, Revenue Bonds, Ave Maria University, Refunding Series 2013A:
500	5.250%, 6/01/28	6/23 at 100.00	BBB–	531,955
2,130	5.625%, 6/01/33	6/23 at 100.00	BBB–	2,279,931

	Collier County Industrial Development Authority, Florida, Facilities Revenue Bonds, Gulf Coast Charter Academy, Series 2017A:
1,110	5.000%, 12/01/37, 144A	12/27 at 100.00	N/R	1,092,340
2,205	5.000%, 12/01/47, 144A	12/27 at 100.00	N/R	2,122,776

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments    June 30, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida (continued)

	Collier County Industrial Development Authority, Florida, Continuing Care Community Revenue Bonds, Arlington of Naples Project, Series 2014A:
$8,000	7.750%, 5/15/35, 144A	5/24 at 100.00	N/R	$8,732,400
5,000	8.000%, 5/15/37, 144A	5/24 at 100.00	N/R	5,508,600

1,000	Collier County Industrial Development Authority, Florida, Continuing Care Community Revenue Bonds, Arlington of Naples Project, Series 2015A, 6.500%, 5/15/49, 144A	5/25 at 100.00	N/R	1,005,390

	Concord Station Community Development District, Pasco County, Florida, Capital Improvement Revenue Bonds, Refunding Subordinate Lien Series 2016A-2:
945	4.625%, 5/01/35	5/26 at 100.00	N/R	943,299
500	4.750%, 5/01/46	5/26 at 100.00	N/R	495,395

540	Connerton West Community Development District, Florida, Capital Improvement Revenue Bonds, Refunding Subordinate Lien Series 2018A-2 Phase 2, 5.000%, 5/01/36	5/28 at 100.00	N/R	539,962

2,725	Copper Oaks Community Development District, Florida, Special Assessment Bonds, Series 2005A, 5.450%, 5/01/35	9/18 at 100.00	N/R	2,725,082

1,435	Copperstone Community Development District, Manatee County, Florida, Capital Improvement Revenue Bonds, Series 2007, 5.200%, 5/01/38	9/18 at 100.00	N/R	1,435,100

1,865	Cordoba Ranch Community Development District, Hillsborough County, Florida, Special Assessment Revenue Bonds, Series 2006, 5.550%, 5/01/37	9/18 at 100.00	N/R	1,865,000

3,215	Corkscrew Farms Community Development District, Lee County, Florida, Special Assessment Bonds, Area One Project, Series 2016, 4.750%, 11/01/37	11/32 at 100.00	N/R	3,231,429

	Corkscrew Farms Community Development District, Lee County, Florida, Special Assessment Bonds, Area Two Project, Series 2017:
3,625	5.000%, 11/01/38, 144A	11/32 at 100.00	N/R	3,631,634
7,400	5.125%, 11/01/50, 144A	11/32 at 100.00	N/R	7,425,604

	Covington Park Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2018:
500	4.000%, 5/01/38 (WI/DD, Settling 7/11/18)	5/28 at 100.00	BBB	497,270
1,175	4.125%, 5/01/48 (WI/DD, Settling 7/11/18)	5/28 at 100.00	BBB	1,167,950

	Creekside at Twin Creeks Community Development District, Florida, Special Assessment Bonds, Area 1 Project, Series 2016A-1:
795	5.250%, 11/01/37	11/28 at 100.00	N/R	822,499
2,020	5.600%, 11/01/46	11/28 at 100.00	N/R	2,115,526

960	Creekside at Twin Creeks Community Development District, Florida, Special Assessment Bonds, Area 1 Project, Series 2016A-2, 5.625%, 11/01/35	No Opt. Call	N/R	1,014,048

3,175	Crossings at Fleming Island Community Development District, Florida, Special Assessment Revenue Bonds, Refunding Series 2014A-2, 7.000%, 5/01/30	5/24 at 100.00	N/R	3,156,934

2,385	Crossings at Fleming Island Community Development District, Florida, Special Assessment Revenue Bonds, Refunding Series 2014A-3, 6.500%, 5/01/44	5/24 at 100.00	N/R	2,498,693

1,075	Cypress Creek Community Development District, Hillborough County, Florida, Capital Improvement Bonds, Subordinate Lien, Series 2017A, 6.000%, 5/01/45	5/32 at 100.00	N/R	1,058,703

750	Dade County Industrial Development Authority, Florida, Revenue Bonds, Miami Cerebral Palsy Residential Services Inc., Series 1995, 8.000%, 6/01/22	12/18 at 100.00	N/R	753,172

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida (continued)

	Downtown Doral Community Development District, Florida, Special Assessment Bonds, Series 2015:
$935	5.300%, 5/01/36	5/26 at 100.00	N/R	$955,953
1,430	5.500%, 5/01/45	5/26 at 100.00	N/R	1,448,018
1,955	5.500%, 5/01/46	5/26 at 100.00	N/R	1,978,382

8,825	East Homestead Community Development District, Florida, Special Assessment Revenue Bonds, Refunding Series 2015, 4.750%, 5/01/36	5/22 at 100.00	N/R	8,870,449

1,155	East Homestead Community Development District, Florida, Special Assessment Revenue Bonds, Series 2011B, 7.250%, 5/01/21	No Opt. Call	N/R	1,197,054

3,205	East Homestead Community Development District, Florida, Special Assessment Revenue Bonds, Series 2013, 5.000%, 11/01/33	5/23 at 100.00	N/R	3,292,176

4,000	Epperson Ranch Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2017A-1, 5.375%, 11/01/48	11/27 at 100.00	N/R	4,074,600

4,055	Epperson Ranch Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2017A-2, 5.250%, 11/01/29	No Opt. Call	N/R	4,054,676

4,300	Estancia at Wiregrass Community Development District, Pasco County, Florida, Capital Improvement Revenue Bonds, Series 2013, 7.000%, 11/01/45	5/27 at 100.00	N/R	5,166,020

	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Bay Area Charter Foundation, LLC Projects, Series 2011A:
4,065	7.625%, 12/15/31	12/21 at 101.00	N/R	4,429,061
13,615	7.750%, 6/15/42	12/21 at 101.00	N/R	14,549,942

	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Classical Preparatory Incorporated Project, Series 2017A:
765	6.000%, 6/15/37, 144A	6/26 at 100.00	N/R	795,325
1,510	6.125%, 6/15/46, 144A	6/26 at 100.00	N/R	1,569,841

830	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Classical Preparatory Incorporated Project, Series 2018A, 6.125%, 6/15/46, 144A	6/26 at 100.00	N/R	822,837

	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Downtown Doral Charter Elementary School Project, Series 2014A:
6,025	6.250%, 7/01/34	7/24 at 100.00	N/R	6,160,623
9,780	6.500%, 7/01/44	7/24 at 100.00	N/R	9,983,717

3,935	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Downtown Doral Charter Elementary School Project, Series 2017A, 5.750%, 7/01/44, 144A	7/27 at 100.00	N/R	3,949,481

295	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Downtown Doral Charter Elementary School Project, Series 2017B, 7.250%, 7/01/20, 144A	No Opt. Call	N/R	293,304

320	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Downtown Doral Charter Elementary School Project, Taxable Series 2014B, 7.000%, 7/01/20	No Opt. Call	N/R	318,211

	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Downtown Doral Charter Upper School Project, Series 2017C:
9,160	5.650%, 7/01/37, 144A	7/27 at 101.00	N/R	9,044,492
14,575	5.750%, 7/01/47, 144A	7/27 at 101.00	N/R	14,312,796

255	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Downtown Doral Charter Upper School Project, Taxable Series 2017D, 7.250%, 7/01/20, 144A	No Opt. Call	N/R	253,817

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments    June 30, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida (continued)

	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Florida Charter Foundation Inc. Projects, Series 2016A:
$6,405	4.750%, 7/15/36, 144A	7/26 at 100.00	N/R	$6,260,695
8,535	6.375%, 6/15/46, 144A	6/26 at 100.00	N/R	8,794,464
7,735	5.000%, 7/15/46, 144A	7/26 at 100.00	N/R	7,642,876

	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Miami Arts Charter School Projects, Series 2014:
1,250	5.875%, 6/15/34, 144A	6/24 at 100.00	N/R	1,192,150
4,275	6.000%, 6/15/44, 144A	6/24 at 100.00	N/R	3,968,226

	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Renaissance Charter School Income Projects, Series 2015A:
355	6.000%, 6/15/35, 144A	6/25 at 100.00	N/R	374,560

	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Renaissance Charter School, Inc. Projects, Series 2010A:
1,500	6.000%, 9/15/30	9/20 at 100.00	BB+	1,567,950
10,840	6.000%, 9/15/40	9/20 at 100.00	BB+	11,247,476

	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Renaissance Charter School, Inc. Projects, Series 2011A:
9,610	7.000%, 6/15/26	6/21 at 100.00	BB	10,454,719
5,275	7.500%, 6/15/33	6/21 at 100.00	BB	5,797,647
17,150	7.625%, 6/15/41	6/21 at 100.00	BB	18,813,207

	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Renaissance Charter School, Inc. Projects, Series 2012A:
1,500	6.000%, 6/15/32, 144A	6/22 at 100.00	N/R	1,571,910
5,800	6.125%, 6/15/43, 144A	6/22 at 100.00	N/R	6,041,628

	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Renaissance Charter School, Inc. Projects, Series 2013A:
18,525	8.000%, 12/15/35	6/23 at 100.00	N/R	20,976,784
4,000	8.500%, 6/15/44	6/23 at 100.00	N/R	4,586,320

	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Renaissance Charter School, Inc. Projects, Series 2014A:
2,110	6.000%, 6/15/34	6/24 at 100.00	N/R	2,227,253
6,115	6.125%, 6/15/44	6/24 at 100.00	N/R	6,371,769

8,500	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Renaissance Charter School Income Projects, Series 2015A, 6.125%, 6/15/46, 144A	6/25 at 100.00	N/R	8,847,905

	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Southwest Charter Foundation Inc. Projects, Series 2017A:
2,150	6.000%, 6/15/37, 144A	6/27 at 100.00	N/R	2,145,098
6,290	6.125%, 6/15/47, 144A	6/27 at 100.00	N/R	6,268,614

	Florida Higher Educational Facilities Financing Authority, Revenue Bonds, Jacksonville University Project, Series 2018A-1:
3,850	4.750%, 6/01/38, 144A	6/28 at 100.00	N/R	3,988,484
4,200	5.000%, 6/01/48, 144A	6/28 at 100.00	N/R	4,417,728

4,115	Florida Housing Finance Corporation, Multifamily Mortgage Revenue Bonds, Crossroads Apartments, Series 2010A-2, 7.250%, 8/15/27	8/20 at 100.00	N/R	4,321,450

296,505	Florida, Development Finance Corporation, Surface Transportation Facility Revenue Bonds, Brightline Passenger Rail Project – South Segment, Series 2017, 5.625%, 1/01/47, 144A (Alternative Minimum Tax)	1/19 at 105.00	BB–	305,598,808

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida (continued)

	Flow Way Community Development District, Florida, Special Assessment Bonds, Phase 4 Project, Series 2015:
$1,250	5.125%, 11/01/36	11/26 at 100.00	N/R	$1,273,237
1,500	5.375%, 11/01/46	11/26 at 100.00	N/R	1,536,795

	Flow Way Community Development District, Florida, Special Assessment Bonds, Phase 5 Project, Series 2016:
1,740	4.875%, 11/01/37	11/26 at 100.00	N/R	1,759,471
2,465	5.000%, 11/01/46	11/26 at 100.00	N/R	2,471,483

	Flow Way Community Development District, Florida, Special Assessment Bonds, Phase 6 Project, Series 2017:
565	5.000%, 11/01/38	11/28 at 100.00	N/R	598,640
840	5.000%, 11/01/47	11/28 at 100.00	N/R	887,132

4,250	Flow Way Community Development District, Florida, Special Assessment Bonds, Series 2013, 6.500%, 11/01/44	11/24 at 100.00	N/R	4,598,967

	Forest Brooke Community Development District, Florida, Special Assessment Bonds, Series 2017:
1,000	5.000%, 12/15/37	12/27 at 100.00	N/R	1,021,890
2,000	5.125%, 12/15/46	12/27 at 100.00	N/R	2,053,460

1,630	Gateway Services Community Development District, Fort Myers Lee County, Florida, Special Assessment Refunding Bonds, Series 2013, 5.750%, 5/01/33	5/23 at 100.00	N/R	1,745,877

220	Grand Bay at Doral Community Development District, Miami-Dade County, Florida, Special Assessment Bonds, Doral Breeze Project Series 2012, 5.500%, 11/01/32	11/22 at 100.00	N/R	236,601

3,000	Grand Bay at Doral Community Development District, Miami-Dade County, Florida, Special Assessment Bonds, North Parcel Assessment Area Project, Improvement Series 2014A-1, 5.000%, 5/01/44	5/24 at 100.00	N/R	3,028,470

1,000	Grand Bay at Doral Community Development District, Miami-Dade County, Florida, Special Assessment Bonds, North Parcel Assessment Area, Refunding Series 2014A-2, 5.000%, 5/01/39	5/24 at 100.00	N/R	1,011,520

2,095	Grand Bay at Doral Community Development District, Miami-Dade County, Florida, Special Assessment Bonds, South Parcel Assessment Area Project, Series 2016, 5.000%, 5/01/46	5/26 at 100.00	N/R	2,117,835

4,500	Grand Bay at Doral Community Development District, Miami-Dade County, Florida, Special Assessment Improvement Bonds, Assessment Area Two Phase 1 Project, Series 2014A-1, 5.900%, 5/01/45	5/24 at 100.00	N/R	4,663,125

1,000	Grand Bay at Doral Community Development District, Miami-Dade County, Florida, Special Assessment Improvement Bonds, Assessment Area Two Project, Refunding Series 2014A-2, 6.500%, 5/01/39	5/24 at 100.00	N/R	1,052,750

8,830	Greater Orlando Aviation Authority, Florida, Special Purpose Airport Facilities Revenue Bonds, JetBlue Airways Corporation, Series 2013, 5.000%, 11/15/36 (Alternative Minimum Tax)	5/23 at 100.00	N/R	9,328,542

1,630	Greeneway Improvement District, Orlando, Florida, Special Assessment Revenue Bonds, Series 2013, 5.125%, 5/01/43	5/23 at 100.00	N/R	1,653,179

	Grove Resort Community Development District, Orange County, Florida, Special Assessment Revenue Bonds, Series 2017A:
1,650	5.000%, 11/01/28	No Opt. Call	N/R	1,659,289
10,100	5.875%, 11/01/47	11/32 at 100.00	N/R	10,433,704

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments    June 30, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida (continued)

$9,030	Grove Resort Community Development District, Orange County, Florida, Special Assessment Revenue Bonds, Series 2017B, 6.000%, 4/15/22	No Opt. Call	N/R	$9,259,362

	Gulfstream Polo Community Development District, Palm Beach County, Florida, Special Assessment Bonds, Phase 1 Project, Series 2017:
890	4.625%, 11/01/37	11/27 at 100.00	N/R	892,287
1,120	5.000%, 11/01/47	11/27 at 100.00	N/R	1,149,322

	Hacienda Lakes Community Development District, Collier County, Florida, Special Assessment Bonds, Series 2016:
1,255	4.500%, 5/01/36	5/26 at 100.00	N/R	1,259,568
2,400	4.625%, 5/01/46	5/26 at 100.00	N/R	2,411,856

4,975	Harmony Community Development District, Florida, Capital Improvement Revenue Bonds, Special Assessment, Refunding Series 2014, 5.250%, 5/01/32	5/24 at 100.00	N/R	5,153,752

	Harmony West Community Development District, Osceloa County, Florida, Special Assessment Revenue Bonds, Assessment Area One, Series 2018:
1,000	5.100%, 5/01/38 (WI/DD, Settling 7/12/18), 144A	5/32 at 100.00	N/R	1,002,880
2,000	5.250%, 5/01/49 (WI/DD, Settling 7/12/18), 144A	5/32 at 100.00	N/R	2,005,680

	Heights Community Development District, Florida, Tax Increment & Special Assessment Revenue Bonds, Series 2017:
2,620	5.000%, 1/01/38	1/27 at 100.00	N/R	2,687,439
6,550	5.000%, 1/01/50	1/27 at 100.00	N/R	6,675,301

760	Hemingway Point Community Development District, Florida, Special Assessment Bonds, Phase Two Project, Series 2014, 5.000%, 11/01/34	11/24 at 100.00	N/R	763,222

505	Heritage Harbour North Community Development District, Florida, Capital Improvement Revenue Bond, Refunding Series 2017A-1, 5.250%, 5/01/38	5/27 at 100.00	N/R	514,969

	Heritage Harbour North Community Development District, Florida, Special Assessment Bond, Series 2014:
1,200	5.000%, 5/01/34	5/29 at 101.00	N/R	1,295,940
2,170	5.125%, 5/01/45	5/29 at 101.00	N/R	2,394,834

800	Heron Isles Community Development District, Florida, Capital Improvement Revenue Bonds, Refunding Subordinate Lien Series 2017A-2, 5.000%, 5/01/36, 144A	5/27 at 100.00	N/R	810,200

2,505	Hidden Creek Community Development District, Florida, Capital Improvement Revenue Bonds, Assessment Area Two, Series 2016A-2, 6.250%, 11/01/29	No Opt. Call	N/R	2,568,827

555	Highland Meadows Community Development District, Davenport, Florida, Special Assessment Revenue Bonds, Series 2006A, 5.500%, 5/01/36	9/18 at 100.00	N/R	554,989

	Highland Meadows II Community Development District, Davenport, Florida, Special Assessment Revenue Bonds, Area 4B/C Project, Series 2017:
1,000	4.750%, 11/01/38	11/27 at 100.00	N/R	997,350
1,665	5.000%, 11/01/48	11/27 at 100.00	N/R	1,662,303

	Highland Meadows II Community Development District, Davenport, Florida, Special Assessment Revenue Bonds, Area 5 Project, Series 2017:
415	5.375%, 11/01/37	11/27 at 100.00	N/R	433,696
835	5.500%, 11/01/47	11/27 at 100.00	N/R	871,456

355	Highland Meadows II Community Development District, Davenport, Florida, Special Assessment Revenue Bonds, Area 6 Project, Series 2017, 5.500%, 11/01/47	11/27 at 100.00	N/R	370,499

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida (continued)

$2,395	Hillcrest Community Development District, Hollywood, Florida, Special Assessment District Revenue Bonds, Capital Improvement Program, Series 2018, 5.000%, 11/01/48	11/27 at 100.00	N/R	$2,500,093

3,500	Hillsborough County Industrial Development Authority, Florida, Charter School Revenue Bonds, Terrace Community Middle School, Series 2007A, 5.125%, 5/15/37	9/18 at 100.00	BB	3,500,350

	Isles of Bartram Park Community Development District, Saint Johns County, Florida, Special Assessment Bonds, Series 2015:
1,960	5.000%, 11/01/35	11/25 at 100.00	N/R	2,024,170
3,000	5.125%, 11/01/45	11/25 at 100.00	N/R	3,083,670

	Isles of Bartram Park Community Development District, Saint Johns County, Florida, Special Assessment Bonds, Series 2017:
1,000	4.625%, 11/01/37	11/27 at 100.00	N/R	1,001,820
1,000	5.000%, 11/01/47	11/27 at 100.00	N/R	1,025,420

13,550	Jacksonville Economic Development Commission, Florida, Industrial Development Revenue Bonds, Gerdau Ameristeel US Inc. Project, Series 2007, 5.300%, 5/01/37 (Alternative Minimum Tax)	9/18 at 100.00	Ba2	13,555,149

2,605	Jacksonville, Florida, Special Revenue Bonds, Tender Option Bond Trust 2015-XF0062, 13.371%, 10/01/41, 144A (IF)	10/21 at 100.00	Aa3	3,464,520

	K-Bar Ranch Community Development District, Florida, Special Assessment Revenue Bonds, Parcel O-1 Project, Series 2014:
490	5.125%, 11/01/34	11/24 at 100.00	N/R	491,181
895	5.375%, 11/01/44	11/24 at 100.00	N/R	906,653

	K-Bar Ranch Community Development District, Florida, Special Assessment Revenue Bonds, Parcel Q Project, Series 2014:
610	5.125%, 11/01/34	11/24 at 100.00	N/R	611,751
1,030	5.375%, 11/01/44	11/24 at 100.00	N/R	1,043,411

3,980	Keys Cove II Community Development District, Florida, Special Assessment Revenue Bonds, Series 2005, 5.500%, 5/01/36	9/18 at 100.00	N/R	3,983,184

	Kindred Community Development District, Osceola County, Florida, Special Assessment Revenue Bonds, Series 2016:
1,025	4.625%, 5/01/36	5/26 at 100.00	N/R	1,028,741
1,870	5.000%, 5/01/47	5/26 at 100.00	N/R	1,899,770

	Kindred Community Development District, Osceola County, Florida, Special Assessment Revenue Bonds, Series 2017:
1,255	4.625%, 5/01/37	5/27 at 100.00	N/R	1,254,147
2,200	5.000%, 5/01/48	5/27 at 100.00	N/R	2,232,802

2,460	Lake Ashton Community Development District, Polk County, Florida, Capital Improvement Revenue Bonds, Series 2015A-1, 5.000%, 5/01/32	5/25 at 100.00	N/R	2,450,111

1,230	Lake Powell Residential Golf Community Development District, Bay County, Florida, Special Assessment Revenue Refunding Bonds, Series 2012, 5.750%, 11/01/32	11/23 at 100.00	N/R	1,274,907

8,180	Lakes by the Bay South Community Development District, Florida, Special Assessment Bonds, Refunding Series 2014, 5.625%, 5/01/34	5/24 at 100.00	N/R	8,557,016

	Lakes by the Bay South Community Development District, Florida, Special Assessment Bonds, Series 2012:
4,600	5.250%, 11/01/33	11/22 at 100.00	N/R	4,681,926
3,155	5.750%, 11/01/42	11/22 at 100.00	N/R	3,285,712

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments    June 30, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida (continued)

$2,955	Lakeside Community Development District, Pasco County, Florida, Capital Improvement Revenue Bonds, Series 2015, 5.750%, 5/01/45	5/25 at 100.00	N/R	$3,019,921

2,970	Lakewood Ranch Stewardship District, Florida, Special Assessment Revenue Bonds, Del Webb Project, Series 2017, 5.125%, 5/01/47, 144A	5/27 at 100.00	N/R	3,112,649

	Lakewood Ranch Stewardship District, Florida, Special Assessment Revenue Bonds, Lakewood Centre North Project, Series 2015:
980	4.875%, 5/01/35	5/25 at 100.00	N/R	999,610
700	4.875%, 5/01/45	5/25 at 100.00	N/R	705,817

4,250	Lakewood Ranch Stewardship District, Florida, Special Assessment Revenue Bonds, Lakewood Ranch South Project, Series 2016, 5.000%, 5/01/36	5/26 at 100.00	N/R	4,437,085

	Landings at Miami Community Development District, Miami-Dade County, Florida, Special Assessment Bonds, Series 2018:
2,080	4.625%, 11/01/38, 144A	11/28 at 100.00	N/R	2,074,446
3,195	4.750%, 11/01/48, 144A	11/28 at 100.00	N/R	3,189,696

9,050	Landmark at Doral Community Development District, Florida, Special Assessment Bonds, Series 2006A, 5.500%, 5/01/38	9/18 at 100.00	N/R	9,062,127

1,790	Lee County Housing Finance Authority, Florida, Multifamily Housing Revenue Bonds, Janies Garden Phase 2, Series 2010B, 7.250%, 9/15/47	9/20 at 100.00	N/R	1,862,513

	Lee County Industrial Development Authority, Florida, Charter School Revenue Bonds, Lee County Community Charter Schools, Series 2007A:
11,005	5.250%, 6/15/27	9/18 at 100.00	BB	11,013,144
35,550	5.375%, 6/15/37	9/18 at 100.00	BB	35,552,488

	Lee County Industrial Development Authority, Florida, Charter School Revenue Bonds, Lee County Community Charter Schools, Series 2012A:
2,625	5.500%, 6/15/32	6/22 at 100.00	BB	2,706,506
4,700	5.750%, 6/15/42	6/22 at 100.00	BB	4,711,327

5,675	Lee County Industrial Development Authority, Florida, Healthcare Facilities Refunding Revenue Bonds, Cypress Cove at HealthPark Florida, Inc. Project, Series 2012, 5.750%, 10/01/42	10/22 at 100.00	BB+	6,088,537

3,490	Lee County Industrial Development Authority, Florida, Healthcare Facilities Refunding Revenue Bonds, Cypress Cove at HealthPark Florida, Inc. Project, Series 2014, 5.500%, 10/01/47	10/22 at 102.00	BB+	3,755,519

	Lee County Industrial Development Authority, Florida, Healthcare Facilities Revenue Bonds, Park Royal Psychiatric Hospital, Series 2010:
6,380	9.000%, 12/01/30	12/18 at 104.00	N/R	6,673,863
15,540	9.500%, 12/01/40	12/18 at 104.00	N/R	16,257,793

	Lee County Industrial Development Authority, Florida, Healthcare Facilities Revenue Bonds, Preserve Project, Series 2017A:
790	5.375%, 12/01/32, 144A	12/22 at 105.00	N/R	807,814
2,000	5.625%, 12/01/37, 144A	12/22 at 105.00	N/R	2,061,020
7,650	5.750%, 12/01/52, 144A	12/22 at 105.00	N/R	7,867,872

23,920	Lee Memorial Health System, Florida, Hospital Revenue Bonds, Series 2007A, 5.000%, 4/01/37 (UB) (6)	9/18 at 100.00	A	23,983,866

226	Lexington Community Development District, Florida, Special Assessment Revenue Bonds, Series 2007, 5.400%, 5/01/37	9/18 at 100.00	N/R	226,014

4,250	Magnolia Creek Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2007B, 5.600%, 5/01/49 (5)	No Opt. Call	N/R	892,500

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida (continued)

	Majorca Isles Community Development District, Miami Gardens, Florida, Special Assessment Bonds, Series 2015:
$1,000	5.375%, 5/01/35	5/26 at 100.00	N/R	$1,018,140
3,745	5.625%, 5/01/46	5/26 at 100.00	N/R	3,821,847

1,920	Marshall Creek Community Development District, Saint Johns County, Florida, Capital Improvement and Special Assessment Bonds, Refunding Series 2015A, 5.000%, 5/01/32	5/25 at 100.00	N/R	1,954,310

410	Meadow Pines Community Development District, Florida, Special Assessment Revenue Bonds, Refunding Series 2014-2, 6.000%, 5/01/34	5/24 at 100.00	N/R	431,107

	Mediterranean Community Development District, Riviera Beach, Florida, Special Assessment Bonds, Area 2 Project, Refunding & Improvement Series 2017:
1,130	4.750%, 5/01/37	5/28 at 100.00	N/R	1,146,136
2,700	5.000%, 5/01/48	5/28 at 100.00	N/R	2,740,581

	Miami Beach, Florida, Resort Tax Revenue Bonds, Series 2015:
13,515	5.000%, 9/01/40 (UB)	9/25 at 100.00	AA–	15,087,876
7,000	5.000%, 9/01/45 (UB)	9/25 at 100.00	AA–	7,767,270

	Miami Dade County Industrial Development Authority, Florida, Educational Facilities Revenue Bonds, South Florida Autism Charter School Project, Series 2017:
3,895	5.875%, 7/01/37, 144A	7/27 at 100.00	N/R	3,862,009
6,530	6.000%, 7/01/47, 144A	7/27 at 100.00	N/R	6,450,399

	Miami World Center Community Development District, Miami-Dade County, Florida, Special Assessment Bonds, Series 2017:
13,005	5.125%, 11/01/39	11/27 at 100.00	N/R	13,658,241
15,255	5.250%, 11/01/49	11/27 at 100.00	N/R	16,191,504

	Miami-Dade County Industrial Development Authority, Florida, Revenue Bonds, Aspira of Florida Project, Series 2016A:
9,370	6.000%, 11/01/46, 144A	11/26 at 100.00	B	9,108,202
7,175	6.000%, 11/01/51, 144A	11/26 at 100.00	B	6,914,476

4,895	Miami-Dade County Industrial Development Authority, Florida, Revenue Bonds, Pine crest Academy Inc. , Series 2017, 5.000%, 9/15/44, 144A	9/27 at 100.00	BBB	5,103,625

	Miami-Dade County Industrial Development Authority, Florida, Revenue Bonds, Pine crest Academy Project, Series 2014:
1,000	5.000%, 9/15/34	9/24 at 100.00	BBB	1,044,870
1,730	5.250%, 9/15/44	9/24 at 100.00	BBB	1,815,618

	Miami-Dade County Industrial Development Authority, Florida, Revenue Bonds, Youth Co-Op Charter Schools Project, Series 2015A:
1,500	5.750%, 9/15/35, 144A	9/25 at 100.00	N/R	1,518,360
2,250	6.000%, 9/15/45, 144A	9/25 at 100.00	N/R	2,289,172

3,250	Miami-Dade County Industrial Development Authority, Florida, Revenue Bonds, Doral Academy, Series 2018, 5.000%, 1/15/48	1/28 at 100.00	BBB–	3,449,842

2,880	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Tender Option Bond Trust Series 2016-XG0065, 14.414%, 10/01/41, 144A (Pre-refunded 10/01/20) (IF) (6)	10/20 at 100.00	A (7)	3,712,320

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments    June 30, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida (continued)

	Miami-Dade County, Florida, Aviation Revenue Bonds, Series 2008, Tender Option Bond Trust 2016-XG0010:
$1,705	14.091%, 10/01/38 (Pre-refunded 10/01/18) – AGC Insured, 144A (Alternative Minimum Tax) (IF) (6)	10/18 at 100.00	A2 (7)	$1,766,022
295	14.091%, 10/01/38 – AGC Insured, 144A (Alternative Minimum Tax) (IF) (6)	10/18 at 100.00	A2	305,558
1,500	14.091%, 10/01/38 (Pre-refunded 10/01/18) – AGC Insured, 144A (Alternative Minimum Tax) (IF) (6)	10/18 at 100.00	A2 (7)	1,553,685

3,210	Miami-Dade County, Florida, Public Facilities Revenue Bonds, Jackson Health System, Tender Option Bond Trust 2015-XF2191, 16.447%, 6/01/39 (Pre-refunded 6/01/19) – AGM Insured, 144A (IF) (6)	6/19 at 100.00	Aa3 (7)	3,700,006

	Miami-Dade County, Florida, Water and Sewer System Revenue Bonds, Tender Option Bond Trust 2016-XG0030:
3,750	13.455%, 10/01/39 (Pre-refunded 10/01/20) – AGM Insured, 144A (IF)	10/20 at 100.00	A+ (7)	4,831,725
855	13.455%, 10/01/39 (Pre-refunded 10/01/20) – AGM Insured, 144A (IF)	10/20 at 100.00	A+ (7)	1,101,633
2,065	13.442%, 10/01/39 (Pre-refunded 10/01/39) – AGM Insured, 144A (IF)	10/20 at 100.00	A+ (7)	2,659,947

	Midtown Miami Community Development District, Florida, Special Assessment Revenue Bonds, Infrastructure Project, Refunding Series 2014B:
985	5.000%, 5/01/29	5/23 at 100.00	N/R	1,043,322
6,715	5.000%, 5/01/37	5/23 at 100.00	N/R	7,085,198

13,905	Midtown Miami Community Development District, Florida, Special Assessment Revenue Bonds, Parking Garage Project, Refunding Series 2014A, 5.000%, 5/01/37	5/23 at 100.00	N/R	14,671,583

7,955	Mirada Community Development District, Florida, Capital Improvement Bonds, Assessment Area 2 Series 2018A-2, 5.375%, 11/01/29	No Opt. Call	N/R	7,968,444

1,480	Miromar Lakes Community Development District, Lee County, Florida, Capital Improvement Revenue Bonds, Refunding Series 2012, 5.375%, 5/01/32	5/22 at 100.00	N/R	1,525,998

	Naples Reserve Community Development District, Collier County, Florida, Special Assessment Bonds, Series 2014:
1,565	5.250%, 11/01/35	11/24 at 100.00	N/R	1,649,134
2,680	5.625%, 11/01/45	11/24 at 100.00	N/R	2,853,503

	Naples Reserve Community Development District, Collier County, Florida, Special Assessment Bonds, Series 2018:
1,555	5.000%, 11/01/38, 144A	11/28 at 100.00	N/R	1,557,379
2,655	5.125%, 11/01/48, 144A	11/28 at 100.00	N/R	2,664,319

870	Naturewalk Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2007A, 5.500%, 5/01/38 (5)	9/18 at 100.00	N/R	687,300

1,590	Naturewalk Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2007B, 5.300%, 5/01/19 (5)	No Opt. Call	N/R	1,256,100

5,060	North Springs Improvement District, Browaard County, Florida, Special Assessment Bonds, Area C, Series 2017, 5.000%, 5/01/38	5/28 at 100.00	N/R	5,332,886

8,710	North Springs Improvement District, Broward County, Florida, Water Management Bonds, Unit Area C, Series 2017, 5.000%, 5/01/48, 144A	5/28 at 100.00	N/R	9,151,249

2,025	Northern Palm Beach County Improvement District, Florida, Water Control and Improvement Bonds, Development Unit 16, Refunding Series 2012, 5.750%, 8/01/32	8/22 at 100.00	N/R	2,195,930

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida (continued)

	Northern Palm Beach County Improvement District, Florida, Water Control and Improvement Bonds, Development Unit 2C, Series 2014:
$3,700	5.000%, 8/01/34	8/24 at 100.00	N/R	$3,877,415
5,700	5.000%, 8/01/46	8/24 at 100.00	N/R	5,920,476

	Northern Palm Beach County Improvement District, Florida, Water Control and Improvement Bonds, Development Unit 2C, Series 2017:
2,400	5.000%, 8/01/32	8/27 at 100.00	N/R	2,564,160
750	5.000%, 8/01/37	8/27 at 100.00	N/R	794,872
2,000	5.000%, 8/01/46	8/27 at 100.00	N/R	2,105,780

13,280	Northern Palm Beach County Improvement District, Florida, Water Control and Improvement Bonds, Development Unit 53, Series 2015, 5.500%, 8/01/46	8/26 at 100.00	N/R	13,923,018

1,290	Oaks Shady Creek Community Development District, Florida, Special Assessment Bonds, Series 2015, 4.750%, 11/01/35	11/25 at 100.00	N/R	1,291,496

	Orange County Health Facilities Authority, Florida, Hospital Revenue Bonds, Orlando Health, Inc., Tender Option Bond Trust 2016-XF1056:
345	12.574%, 10/01/42, 144A (IF) (6)	4/22 at 100.00	A	459,405
3,565	12.605%, 10/01/42, 144A (IF) (6)	4/22 at 100.00	A	4,750,683

2,245	Orchid Grove Community Development District, Florida, Special Assessment Bonds, Refunding Series 2015, 5.000%, 5/01/36	5/26 at 100.00	N/R	2,292,953

	Osceola Chain Lakes Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2018:
1,070	5.125%, 5/01/38	5/28 at 100.00	N/R	1,076,901
1,130	5.250%, 5/01/48	5/28 at 100.00	N/R	1,138,543

	Palm Beach County Health Facilities Authority, Florida, Revenue Bonds, Sinai Residences of Boca Raton Project, Series 2014A:
500	6.750%, 6/01/24	6/22 at 102.00	N/R	571,390
1,000	6.850%, 6/01/26	6/22 at 102.00	N/R	1,136,120
1,000	7.000%, 6/01/29	6/22 at 102.00	N/R	1,137,600
5,000	7.375%, 6/01/44	6/22 at 102.00	N/R	5,747,800
11,600	7.500%, 6/01/49	6/22 at 102.00	N/R	13,387,212

3,500	Palm Glades Community Development District, Florida, Special Assessment Bonds, Refunding Series 2017, 5.000%, 5/01/39	5/27 at 100.00	BBB–	3,602,900

	Palm Glades Community Development District, Florida, Special Assessment Bonds, Series 2018A-1:
1,000	4.000%, 11/01/38, 144A	11/28 at 100.00	BBB	997,200
2,420	4.200%, 11/01/48, 144A	11/28 at 100.00	BBB	2,442,119

2,150	Panther Trails Community Development District, Florida, Special Assessment Bonds, Series 2011, 7.150%, 11/01/41	11/18 at 100.00	N/R	2,170,210

550	Park Creek Community Development District, Florida, Capital Improvement Revenue Bonds, Series 13A-1, 7.375%, 11/01/44	11/27 at 100.00	N/R	665,588

	Pelican Marsh Community Development District, Florida, Special Assessment Revenue Bonds, Refunding Series 2012:
340	4.875%, 5/01/22	No Opt. Call	N/R	341,010
1,390	5.375%, 5/01/31	5/22 at 100.00	N/R	1,406,402

9,305	Pine Island Community Development District, Florida, Special Assessment Bonds, Bella Collina, Series 2004, 5.750%, 5/01/35	9/18 at 100.00	N/R	9,205,343

2,356	Pine Ridge Plantation Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2006A, 5.400%, 5/01/37	9/18 at 100.00	N/R	2,120,127

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments    June 30, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida (continued)

$1,000	Poinciana West Community Development District, Florida, Special Assessment Bonds, Refunding Subordinate Series 2016-2, 5.700%, 5/01/37	5/27 at 100.00	N/R	$1,019,350

2,460	Punta Gorda Housing Authority, Florida, Gulf Breeze Apartments Multifamily Housing Revenue Bonds, Series 2007A, 6.125%, 1/01/45 (Mandatory put 11/01/24) (Alternative Minimum Tax)	1/22 at 100.00	N/R	2,508,068

	Randal Park Community Development District, Orlando, Florida, Special Assessment Revenue Bonds, Series 2012:
290	5.750%, 11/01/22	No Opt. Call	N/R	308,224
1,250	6.125%, 11/01/32	No Opt. Call	N/R	1,440,225
1,000	6.875%, 11/01/42	11/32 at 100.00	N/R	1,216,030

	Randal Park Community Development District, Orlando, Florida, Special Assessment Revenue Bonds, Series 2015:
1,350	5.000%, 11/01/35	11/25 at 100.00	N/R	1,371,424
2,270	5.200%, 11/01/45	11/25 at 100.00	N/R	2,298,806

3,250	Renaissance Community Development District, Lee County, Florida, Special Assessment Bonds, Refunding Series 2012, 5.550%, 5/01/33	5/22 at 100.00	N/R	3,311,327

7,490	Reunion East Community Development District, Osceola County, Florida, Special Assessment Bonds, Refunding Series 2015A, 5.000%, 5/01/33	5/25 at 100.00	N/R	7,823,979

	Reunion West Community Development District, Florida, Special Assessment Bonds, Area 2 Phase 1 Project, Refunding & Improvement Series 2015:
2,740	5.000%, 5/01/36	5/28 at 100.00	N/R	2,771,647
2,750	5.000%, 11/01/47, 144A	11/27 at 100.00	N/R	2,772,247

2,535	Reunion West Community Development District, Florida, Special Assessment Bonds, Area 3 Project, Series 2016, 5.000%, 11/01/46	11/26 at 100.00	N/R	2,577,994

2,250	Reunion West Community Development District, Florida, Special Assessment Bonds, Area 4 Project, Series 2017, 4.750%, 11/01/38, 144A	11/27 at 100.00	N/R	2,266,740

2,560	Reunion West Community Development District, Florida, Special Assessment Bonds, Series 2004A-1, 6.250%, 5/01/36	5/22 at 100.00	N/R	2,744,550

	Riverbend West Community Development District, Florida, Special Assessment Bonds, Series 2016:
1,236	4.500%, 5/01/32	5/27 at 100.00	N/R	1,217,176
1,002	5.000%, 5/01/46	5/27 at 100.00	N/R	991,529

	Rolling Hills Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2015A-1:
595	5.450%, 5/01/31	5/26 at 100.00	N/R	580,018
825	5.600%, 5/01/37	5/26 at 100.00	N/R	799,846

	Rolling Oaks Community Development District, Florida, Special Assessment Bonds, Series 2016:
1,000	5.875%, 11/01/37	11/27 at 100.00	N/R	1,082,340
1,000	6.000%, 11/01/47	11/27 at 100.00	N/R	1,063,010

1,900	Sabal Palm Community Development District, Florida, Special Assessment Bonds, Series 2014, 7.125%, 11/01/44	11/24 at 100.00	N/R	1,954,625

1,700	Sabal Palm Community Development District, Florida, Special Assessment Bonds, Series 2016, 5.500%, 11/01/46	11/26 at 100.00	N/R	1,722,508

	Sabal Palm Community Development District, Florida, Special Assessment Bonds, South Parcel Series 2017:
1,000	4.750%, 11/01/37, 144A	11/27 at 100.00	N/R	1,009,700
1,250	5.000%, 11/01/47, 144A	11/27 at 100.00	N/R	1,262,912

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida (continued)

$3,805	Sarasota National Community Development District, Florida, Special Assessment Bonds, Series 2007, 5.300%, 5/01/39	9/18 at 100.00	N/R	$3,805,609

	Silverado Community Development District, Florida, Capital Improvement Revenue Bonds, Assessment Area 1A, Series 2018A-1:
390	5.250%, 11/01/38, 144A	11/28 at 100.00	N/R	389,485
580	5.375%, 11/01/48, 144A	11/28 at 100.00	N/R	580,638

2,250	Silverado Community Development District, Florida, Capital Improvement Revenue Bonds, Assessment Area 1B, Refunding Series 2018A-2, 5.500%, 5/01/49, 144A	No Opt. Call	N/R	2,260,755

740	Silverado Community Development District, Florida, Capital Improvement Revenue Bonds, Assessment Area 2, Refunding Subordinate Lien Series 2018B, 5.750%, 11/01/25, 144A	No Opt. Call	N/R	742,124

310	Silverado Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2017A-1, 5.500%, 11/01/47, 144A	11/27 at 100.00	N/R	311,321

2,130	Six Mile Creek Community Development District, Florida, Capital Improvement Revenue Bonds, Assessment Area 1, Refunding Series 2015, 5.000%, 5/01/38	5/24 at 101.00	N/R	2,100,862

	Six Mile Creek Community Development District, Florida, Capital Improvement Revenue Bonds, Assessment Area 2 Phase 2, Series 2017A:
1,235	5.000%, 11/01/34	11/27 at 100.00	N/R	1,244,077
4,000	5.250%, 11/01/48	11/27 at 100.00	N/R	4,055,680

995	Six Mile Creek Community Development District, Florida, Capital Improvement Revenue Bonds, Assessment Area 2 Phase 2, Series 2017B, 5.350%, 11/01/29	No Opt. Call	N/R	992,413

6,000	Somerset Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2005, 5.300%, 5/01/37	9/18 at 100.00	N/R	6,000,180

	South Fork III Community Development District, Florida, Special Assessment Revenue Bonds, Refunding Series 2016:
65	5.000%, 5/01/29	5/27 at 100.00	N/R	66,608
790	5.375%, 5/01/37	5/27 at 100.00	N/R	811,448
2,770	5.625%, 5/01/47	5/27 at 100.00	N/R	2,886,118

	South Fork III Community Development District, Florida, Special Assessment Revenue Bonds, Refunding Series 2018:
1,510	5.000%, 5/01/38	5/28 at 100.00	N/R	1,505,183
3,750	5.375%, 5/01/49	5/28 at 100.00	N/R	3,781,050

	South Miami Health Facilities Authority, Florida, Hospital Revenue, Baptist Health System Obligation Group, Series 2017:
36,610	4.000%, 8/15/42 (UB) (6)	8/27 at 100.00	A1	37,566,253
33,615	4.000%, 8/15/47 (UB) (6)	8/27 at 100.00	A1	34,362,261

	South Village Community Development District, Clay County, Florida, Capital Improvement Revenue Bonds, Refunding Series 2016A2:
400	4.875%, 5/01/35	5/26 at 100.00	N/R	405,824
100	5.000%, 5/01/38	5/26 at 100.00	N/R	101,677

2,000	South-Dade Venture Community Development District, Florida, Special Assessment Revenue Bonds, Refunding Series 2012, 5.125%, 5/01/33	5/22 at 100.00	BBB–	2,142,800

2,015	South-Dade Venture Community Development District, Florida, Special Assessment Revenue Bonds, Refunding Series 2013, 5.250%, 5/01/34	5/23 at 101.00	N/R	2,192,018

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments    June 30, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida (continued)

	Spring Lake Community Development District, Hillsborough County, Florida, Special Assessment Bonds, Area One Project, Series 2014:
$2,125	5.125%, 11/01/34	11/24 at 100.00	N/R	$2,157,534
3,265	5.500%, 11/01/44	11/24 at 100.00	N/R	3,370,231

	Spring Lake Community Development District, Hillsborough County, Florida, Special Assessment Bonds, Area Two Project, Series 2017:
1,525	5.125%, 11/01/37, 144A	11/27 at 100.00	N/R	1,590,209
3,000	5.250%, 11/01/47, 144A	11/27 at 100.00	N/R	3,159,210

2,225	Stonegate Community Development District, Florida, Special Assessment Revenue Bonds, Refunding Series 2013, 5.000%, 5/01/34	5/23 at 100.00	N/R	2,377,056

	Stoneybrook South at Championsgate Community Development District, Osceola County, Florida, Special Assessment Revenue Bonds, Parcel K Assessment Area, Series 2017:
1,270	4.625%, 12/15/38	12/28 at 100.00	N/R	1,269,136
1,930	5.000%, 12/15/47	12/28 at 100.00	N/R	1,970,935

2,500	Stoneybrook South Community Development District, Florida, Special Assessment Revenue Bonds, Assessment Area One Project, Series 2013, 6.500%, 5/01/39	5/23 at 100.00	N/R	2,817,325

1,750	Stoneybrook South Community Development District, Florida, Special Assessment Revenue Bonds, Assessment Area One Project, Series 2017A-1, 5.625%, 11/01/47	11/30 at 100.00	N/R	1,750,612

1,280	Stoneybrook South Community Development District, Florida, Special Assessment Revenue Bonds, Assessment Area One Project, Series 2017A-2, 5.750%, 11/01/29	No Opt. Call	N/R	1,262,106

1,270	Stoneybrook South Community Development District, Florida, Special Assessment Revenue Bonds, Assessment Area One Project, Series 2017A-3, 5.875%, 11/01/29	9/18 at 101.00	N/R	1,248,778

	Stoneybrook South Community Development District, Osceola County, Florida, Special Assessment Revenue Bonds, Assessment Area Two-A Project, Series 2014:
2,740	5.125%, 11/01/34	11/29 at 100.00	N/R	2,966,434
3,945	5.500%, 11/01/44	11/29 at 100.00	N/R	4,533,910

	Summer Woods Community Development District, Manatee County, Florida, Special Assessment Bonds, Area 1 Project, Series 2018A-1:
500	5.250%, 11/01/38, 144A	11/28 at 100.00	N/R	500,385
1,320	5.375%, 11/01/48, 144A	11/28 at 100.00	N/R	1,324,567

1,460	Summer Woods Community Development District, Manatee County, Florida, Special Assessment Bonds, Area 1 Project, Series 2018A-2, 5.375%, 11/01/29, 144A	No Opt. Call	N/R	1,460,496

	Summit At Fern Hill Community Development District, Hillsborough County, Florida, Special Assessment Revenue Bonds, Series 2016:
998	4.500%, 5/01/32	5/27 at 100.00	N/R	994,896
491	4.750%, 5/01/38	5/27 at 100.00	N/R	491,673
1,561	5.000%, 5/01/46	5/27 at 100.00	N/R	1,566,417

7,100	Sweetwater Creek Community Development District, Saint John’s County, Florida, Capital Improvement Revenue Bonds, Series 2007A, 5.500%, 5/01/38	9/18 at 100.00	N/R	7,100,355

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida (continued)

	Tapestry Community Development District, Florida, Special Assessment Revenue Bonds, Series 2016:
$1,115	4.800%, 5/01/36	5/26 at 100.00	N/R	$1,159,544
1,815	5.000%, 5/01/46	5/26 at 100.00	N/R	1,897,347

	Terra Bella Community Development District, Pasco County, Florida, Special Assessment Bonds, Series 2011A:
400	6.750%, 11/01/27	11/18 at 100.00	N/R	402,144
1,960	7.850%, 11/01/41	11/18 at 100.00	N/R	1,978,424

	Timber Creek Community Development District, Hillsborough County, Florida, Special Assessment Revenue Bonds, Series 2018:
1,000	5.000%, 11/01/38, 144A	11/32 at 100.00	N/R	1,002,980
1,250	5.000%, 11/01/48, 144A	11/32 at 100.00	N/R	1,231,675

	Tohoqua Community Development District, Florida, Special Assessment Revenue Bonds, Series 2018:
1,090	4.700%, 5/01/38, 144A	5/28 at 100.00	N/R	1,087,144
1,075	4.800%, 5/01/48, 144A	5/28 at 100.00	N/R	1,073,237

22,690	Tolomato Community Development District, Florida, Special Assessment Bonds, Convertible, Capital Appreciation, Series 2012A-3, 0.000%, 5/01/40 (4)	5/19 at 100.00	N/R	21,681,203

11,820	Tolomato Community Development District, Florida, Special Assessment Bonds, Convertible, Capital Appreciation, Series 2012A-4, 0.000%, 5/01/40 (4)	5/22 at 100.00	N/R	9,489,569

	Tolomato Community Development District, Florida, Special Assessment Bonds, Expansion Parcel Project, Series 2018:
580	4.850%, 5/01/38 (WI/DD, Settling 7/26/18), 144A	5/28 at 100.00	N/R	581,299
975	5.000%, 5/01/48 (WI/DD, Settling 7/26/18), 144A	5/28 at 100.00	N/R	977,164

	Tolomato Community Development District, Florida, Special Assessment Bonds, Hope Note, Series 2007-3:
340	6.375%, 5/01/19 (5)	No Opt. Call	N/R	3
1,715	6.450%, 5/01/23 (5)	9/18 at 100.00	N/R	17
2,060	6.550%, 5/01/27 (5)	9/18 at 100.00	N/R	21
10,355	6.650%, 5/01/40 (5)	9/18 at 100.00	N/R	104

12,095	Tolomato Community Development District, Florida, Special Assessment Bonds, Hope Note, Series 2007A-2, 5.250%, 5/01/39 (5)	11/18 at 100.00	N/R	121

	Tolomato Community Development District, Florida, Special Assessment Bonds, Non Performing Parcel Series 2007-1. RMKT:
130	6.450%, 5/01/23	9/18 at 100.00	N/R	130,017
175	6.550%, 5/01/27	9/18 at 100.00	N/R	175,012
870	6.650%, 5/01/40	9/18 at 100.00	N/R	846,493

2,530	Tolomato Community Development District, Florida, Special Assessment Bonds, Non Performing Parcel Series 2007A-1. RMKT, 5.250%, 5/01/39	11/18 at 100.00	N/R	2,229,284

5,000	Tolomato Community Development District, Florida, Special Assessment Bonds, Refunding Senior Lien Series 2018A-2, 5.625%, 5/01/40, 144A	5/28 at 100.00	N/R	5,016,400

35,080	Tolomato Community Development District, Florida, Special Assessment Bonds, Refunding Series 2015-1, 0.000%, 5/01/40 (5)	9/18 at 81.76	N/R	27,939,115

21,550	Tolomato Community Development District, Florida, Special Assessment Bonds, Refunding Series 2015-2, 0.000%, 5/01/40 (5)	9/18 at 67.27	N/R	14,121,068

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments    June 30, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida (continued)

$23,470	Tolomato Community Development District, Florida, Special Assessment Bonds, Refunding Series 2015-3, 6.610%, 5/01/40 (5)	9/18 at 100.00	N/R	$235

2,340	Tolomato Community Development District, Florida, Special Assessment Bonds, Refunding Subordinate Lien Series 2018B-2, 5.125%, 5/01/39	5/28 at 100.00	N/R	2,378,680

32,835	Tolomato Community Development District, Florida, Special Assessment Bonds, Series 2006, 5.400%, 5/01/37	9/18 at 100.00	N/R	32,868,820

3,235	Toscana Isles Community Development District, Venice, Florida, Special Assessment Revenue Bonds, Series 2014, 6.250%, 11/01/44	11/26 at 102.00	N/R	3,698,187

	Towne Park Community Development District, Florida, Special Assessment Bonds, Area 2B Project, Series 2018:
540	5.375%, 5/01/38	5/29 at 100.00	N/R	540,616
1,000	5.500%, 5/01/49	5/29 at 100.00	N/R	1,003,150

	Towne Park Community Development District, Florida, Special Assessment Bonds, Area 3A Project, Series 2018:
1,750	5.375%, 5/01/38	5/29 at 100.00	N/R	1,751,995
3,600	5.500%, 5/01/49	5/29 at 100.00	N/R	3,611,340

4,865	Tradition Community Development District 1, Port Saint Lucie, Florida, Irrigation System Revenue Bonds, Existing System Series 2017, 4.500%, 10/01/47	10/27 at 100.00	N/R	4,901,342

825	Trevesta Community Development District, Manatee County, Florida, Special Assessment Revenue Bonds, Series 2016A-1, 5.375%, 11/01/36	11/28 at 100.00	N/R	879,838

355	Trevesta Community Development District, Manatee County, Florida, Special Assessment Revenue Bonds, Series 2016A-2, 5.875%, 11/01/30	11/28 at 100.00	N/R	375,253

750	Triple Creek Community Development District, Hillsborough County, Florida, Special Assessment Bonds, Series 2012, 6.750%, 11/01/43 – AGM Insured	11/32 at 100.00	N/R	895,875

	Triple Creek Community Development District, Hillsborough County, Florida, Special Assessment Bonds, Series 2018A:
830	4.700%, 11/01/29 (WI/DD, Settling 7/19/18), 144A	No Opt. Call	N/R	830,000
1,605	5.125%, 11/01/38 (WI/DD, Settling 7/19/18), 144A	11/31 at 100.00	N/R	1,605,642
2,570	5.375%, 11/01/48, 144A	11/31 at 100.00	N/R	2,570,977

	Trout Creek Community Development District, Saint Johns County, Florida, Capital Improvement Revenue Bonds, Series 2018:
1,100	5.375%, 5/01/38 (WI/DD, Settling 7/09/18)	5/28 at 100.00	N/R	1,102,398
3,370	5.500%, 5/01/49 (WI/DD, Settling 7/09/18)	5/28 at 100.00	N/R	3,377,313

2,000	TSR Community Development District, Pasco County, Florida, Special Assessment Revenue Bonds, 2016 Project, Series 2016, 4.750%, 11/01/47	11/26 at 100.00	N/R	2,010,140

	TSR Community Development District, Pasco County, Florida, Special Assessment Revenue Bonds, Northwest Assessment Area Parcels D, E & F, Series 2017:
3,970	4.625%, 11/01/38, 144A	11/27 at 100.00	N/R	3,954,199
6,200	4.750%, 11/01/48, 144A	11/27 at 100.00	N/R	6,179,850

	TSR Community Development District, Pasco County, Florida, Special Assessment Revenue Bonds, Village 1 Project, Series 2015:
2,000	5.000%, 11/01/36	11/25 at 100.00	N/R	1,971,540
570	5.125%, 11/01/45	11/25 at 100.00	N/R	571,168

2,440	TSR Community Development District, Pasco County, Florida, Special Assessment Revenue Bonds, Village 4 Project, Series 2015A, 5.625%, 11/01/45	11/28 at 100.00	N/R	2,614,558

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida (continued)

	Turtle Run Community Development District, Florida, Special Assessment Benefit Tax Bonds, Series 2017-2:
$1,000	5.000%, 5/01/37, 144A	5/28 at 100.00	A2	$1,064,650
2,020	5.000%, 5/01/47, 144A	5/28 at 100.00	A2	2,143,887

7,480	Twin Creeks North Community Development District, Florida, Special Assessment Bonds, Master Infrastructure Improvements, Series 2016A-1, 6.375%, 11/01/47	11/31 at 100.00	N/R	7,926,631

625	Two Creeks Community Development District, Florida, Capital Improvement Revenue Bonds, Refunding Subordinate Lien Series 2016A-2, 4.750%, 5/01/37	5/26 at 100.00	N/R	627,675

	Two Lakes Community Development District, Hialeah, Florida, Special Assessment Bonds, Series 2017:
1,370	5.000%, 12/15/32, 144A	No Opt. Call	N/R	1,447,967
2,000	5.000%, 12/15/37, 144A	12/32 at 100.00	N/R	2,090,180
6,000	5.000%, 12/15/47, 144A	12/32 at 100.00	N/R	6,212,640

	Union Park Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2016A-1:
255	5.375%, 11/01/37	11/27 at 100.00	N/R	263,193
1,000	5.500%, 11/01/46	11/27 at 100.00	N/R	1,027,080

160	Union Park Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2016A-2, 5.625%, 11/01/35	No Opt. Call	N/R	164,102

2,000	Union Park East Community Development District, Florida, Capital Improvement Revenue Bonds, Assessment Area 1 Series 2017A-1, 5.500%, 11/01/47, 144A	11/28 at 100.00	N/R	2,083,040

3,210	Union Park East Community Development District, Florida, Capital Improvement Revenue Bonds, Assessment Area 1 Series 2017A-2, 5.500%, 11/01/29, 144A	No Opt. Call	N/R	3,212,407

2,350	Union Park East Community Development District, Florida, Capital Improvement Revenue Bonds, Assessment Area 2 Series 2017A-3, 5.750%, 11/01/29, 144A	9/18 at 101.00	N/R	2,322,857

	Venetian Community Development District, Sarasota County, Florida, Capital Improvement Revenue Bonds, Series 2012-A1:
1,500	5.500%, 5/01/34	5/22 at 100.00	N/R	1,550,505
130	6.125%, 5/01/42	5/22 at 100.00	N/R	135,763

	Venetian Community Development District, Sarasota County, Florida, Capital Improvement Revenue Bonds, Series 2012-A2:
960	5.000%, 5/01/23	5/22 at 100.00	N/R	994,637
2,750	5.500%, 5/01/34	5/22 at 100.00	N/R	2,842,592

1,055	Venetian Park Community Development District, Miami-Dade County, Florida, Special Assessment Bonds, Area One Project, Series 2013, 6.500%, 11/01/43	11/28 at 100.00	N/R	1,379,697

1,000	Verandah East Community Development District, Florida, Special Assessment Revenue Bonds, Refunding & Improvement Series 2016, 4.250%, 5/01/37	5/26 at 100.00	N/R	983,400

4,425	Verandah West Community Development District, Florida, Capital Improvement Revenue Bonds, Refunding Series 2013, 5.000%, 5/01/33	5/23 at 100.00	N/R	4,489,074

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments    June 30, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida (continued)

	Verano 2 Community Development District, Florida, Special Assessment Revenue Bonds, District 2 Pod A Project, Series 2017:
$1,640	4.750%, 11/01/38	11/27 at 100.00	N/R	$1,606,380
2,200	5.000%, 11/01/48	11/27 at 100.00	N/R	2,199,824

	Verano 2 Community Development District, Florida, Special Assessment Revenue Bonds, District 2 Pod B Project, Series 2017:
1,300	4.750%, 11/01/38	11/27 at 100.00	N/R	1,273,350
1,800	5.000%, 11/01/48	11/27 at 100.00	N/R	1,799,856

	Verano 2 Community Development District, Florida, Special Assessment Revenue Bonds, District 2 Pod C Project, Series 2017:
1,890	5.000%, 11/01/38	11/27 at 100.00	N/R	1,863,767
3,000	5.125%, 11/01/48	11/27 at 100.00	N/R	2,954,370

2,215	Villa Portofino East Development District, Homestead, Florida, Special Assessment Bonds, Series 2007A, 5.200%, 5/01/37	9/18 at 100.00	N/R	2,157,764

350	Vizcaya in Kendall Community Development District, Florida, Special Assessment Revenue Bonds, Phase One Assessment Area, Refunding Series 2012A-1, 5.600%, 5/01/22	No Opt. Call	BBB–	374,013

1,400	Vizcaya in Kendall Community Development District, Florida, Special Assessment Revenue Bonds, Phase One Assessment Area, Series 2016, 4.125%, 11/01/46	11/26 at 100.00	BBB–	1,389,514

	Waterset Central Community Development District, Hillsborough County, Florida, Special Assessment Revenue Bonds, Series 2018:
1,925	5.125%, 11/01/38, 144A	11/28 at 100.00	N/R	1,946,406
6,000	5.250%, 11/01/49, 144A	11/28 at 100.00	N/R	6,071,100

	Waterset North Community Development District, Hillsborough County, Florida, Special Assessment Revenue Bonds, Series 2014:
2,000	5.125%, 11/01/35	11/24 at 100.00	N/R	2,102,880
1,705	5.250%, 5/01/39	5/27 at 100.00	N/R	1,726,500

	West Villages Improvement District, Florida, Special Assessment Revenue Bonds, Unit of Development 1, Series 2017:
5,000	4.000%, 5/01/27	No Opt. Call	N/R	4,959,400
1,000	4.500%, 5/01/32	5/27 at 100.00	N/R	996,890

	West Villages Improvement District, Florida, Special Assessment Revenue Bonds, Unit of Development 3, Refunding Series 2017:
2,685	5.000%, 5/01/32	5/27 at 100.00	N/R	2,819,680
1,115	4.400%, 5/01/32	5/27 at 100.00	N/R	1,122,247
2,095	4.500%, 5/01/34	5/27 at 100.00	N/R	2,111,592
3,520	5.000%, 5/01/37	5/27 at 100.00	N/R	3,657,245

1,000	West Villages Improvement District, Florida, Special Assessment Revenue Bonds, Unit of Development 4, Series 2016, 4.875%, 11/01/37	11/26 at 100.00	N/R	1,010,510

	Westside Community Development District, Osceola County, Florida, Special Assessment Revenue Bonds, Solara Phase 1 Assessment Area, Series 2018:
565	5.000%, 5/01/38, 144A	5/28 at 100.00	N/R	565,876
575	5.200%, 5/01/48, 144A	5/28 at 100.00	N/R	579,801

	Willow Hammock Community Development District, Manatee County, Florida, Special Assessment Revenue Bonds, Series 2017:
40	3.500%, 11/01/23, 144A	No Opt. Call	N/R	39,827
2,020	4.625%, 11/01/38, 144A	11/27 at 100.00	N/R	2,001,618
2,600	5.000%, 11/01/47, 144A	11/27 at 100.00	N/R	2,612,298

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida (continued)

	Willow Walk Community Development District, Florida, Special Assessment Revenue Bonds, North Parcel Area Project, Series 2017:
$935	4.625%, 5/01/38	5/27 at 100.00	N/R	$930,736
1,300	5.000%, 5/01/48	5/27 at 100.00	N/R	1,315,015

1,870	Winding Cypress Community Development District, Collier County, Florida, Special Assessment Bonds, Phase 1 & 2 Assessment Area, Series 2015, 5.000%, 11/01/45	11/26 at 100.00	N/R	1,932,626

	Windsor at Westside Community Development District, Osceola County, Florida, Special Assessment Bonds, Area 1 Project, Series 2015:
1,555	5.000%, 11/01/35	11/25 at 100.00	N/R	1,573,924
1,110	5.125%, 11/01/45	11/25 at 100.00	N/R	1,105,871

1,105	Windsor at Westside Community Development District, Osceola County, Florida, Special Assessment Bonds, Area 2 Project, Series 2016, 4.750%, 11/01/37	11/27 at 100.00	N/R	1,105,751

	Wiregrass Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2014:
500	5.375%, 5/01/35	5/25 at 100.00	N/R	528,750
2,385	5.625%, 5/01/45	5/25 at 100.00	N/R	2,540,717

	Wiregrass Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2016:
915	4.875%, 5/01/36	5/26 at 100.00	N/R	940,410
1,700	5.000%, 5/01/47	5/26 at 100.00	N/R	1,748,467

	Wynnmere East Community Development District, Hillsborough County, Florida, Special Assessment Revenue Bonds, Series 2016:
510	5.125%, 5/01/36	5/28 at 100.00	N/R	517,635
930	5.500%, 5/01/46	5/28 at 100.00	N/R	951,901
2,032,920	Total Florida			2,021,345,661

	Georgia – 0.7%

1,485	Atlanta Urban Residential Finance Authority, Georgia, Multifamily Housing Revenue Bonds, Testletree Village Apartments, Series 2013A, 5.000%, 11/01/48	11/23 at 100.00	BBB+	1,509,191

4,925	Atlanta, Georgia, Tax Allocation Bonds, Beltline Project Series 2008A. Remarketed, 7.500%, 1/01/31 (Pre-refunded 1/01/19)	1/19 at 100.00	A2 (7)	5,072,258

2,685	Atlanta, Georgia, Tax Allocation Bonds, Beltline Project Series 2008C. Remarketed, 7.500%, 1/01/31 (Pre-refunded 1/01/19)	1/19 at 100.00	A2 (7)	2,765,282

7,750	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Series 2015, 5.000%, 11/01/40 (UB)	5/25 at 100.00	A+	8,730,763

	Atlanta , Georgia, Water and Wastewater Revenue Bonds, Tender Option Bond Trust 2015-XF0234:
4,385	16.313%, 3/01/23, 144A (IF)	No Opt. Call	A+	7,157,899
1,215	16.275%, 3/01/23, 144A (IF)	No Opt. Call	A+	1,981,288

	Baldwin County Hospital Authority, Georgia, Revenue Bonds, Oconee Regional Medical Center, Series 1998:
890	5.250%, 12/01/22 (5), (8)	9/18 at 100.00	N/R	—
95	5.375%, 12/01/28 (5), (8)	12/18 at 100.00	N/R	—

4,710	Burke County Development Authority, Georgia, Pollution Control Revenue Bonds, Oglethorpe Power Corporation Vogtle Project, Series 2017C, 4.125%, 11/01/45	2/28 at 100.00	Baa1	4,737,695

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments    June 30, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Georgia (continued)

$3,000	Burke County Development Authority, Georgia, Pollution Control Revenue Bonds, Oglethorpe Power Corporation Vogtle Project, Series 2017D, 4.125%, 11/01/45	2/28 at 100.00	Baa1	$3,017,640

10,500	Clayton County Development Authority, Georgia, Special Facilities Revenue Bonds, Delta Air Lines, Inc. Project, Series 2009A, 8.750%, 6/01/29	6/20 at 100.00	BB+	11,687,550

	Dalton Development Authority, Georgia, Revenue Certificates, Hamilton Health Care System Inc., Series 2017:
1,000	4.000%, 8/15/41 (UB) (6)	2/28 at 100.00	AA–	1,027,320
22,510	4.000%, 8/15/48 (UB) (6)	2/28 at 100.00	AA–	22,996,666

4,750	Douglas County Development Authority, Georgia, Charter School Revenue Bonds, Brighten Academy Project, Series 2013B, 7.000%, 10/01/43	10/23 at 100.00	N/R	4,982,180

5,445	Fulton County Development Authority, Georgia, Revenue Bonds, Amana Academy Project, Series 2013A, 6.500%, 4/01/43	4/23 at 100.00	N/R	5,256,276

6,000	Fulton County Residential Care Facilities for the Elderly Authority, Georgia, Revenue Bonds, Lenbrook Square Foundation, Inc. Project, Refunding Series 2016, 5.000%, 7/01/42	7/23 at 103.00	BBB	6,551,760

2,630	Gainesville and Hall County Hospital Authority, Georgia, Revenue Anticipation Certificates, Northeast Georgia Health Services Inc., Tender Option Bond Trust 2015-XF1016, 17.641%, 8/15/49, 144A (IF) (6)	2/25 at 100.00	AA–	4,367,957

7,000	Griffin-Spalding County Hospital Authority, Georgia, Revenue Anticipation Certificates, Wellstar Health System Inc., Series 2017A, 4.000%, 4/01/42 (UB) (6)	4/27 at 100.00	A	7,108,220

	Liberty County Industrial Authority, Georgia, Revenue Bonds, Series 2014:
1,128	5.500%, 7/15/23	7/21 at 100.00	N/R	1,137,125
2,242	5.500%, 7/15/30	7/21 at 100.00	N/R	2,257,600
2,461	5.500%, 1/15/36	7/21 at 100.00	N/R	2,478,364

	Macon-Bibb County Urban Development Authority, Georgia, Revenue Bonds, Academy for Classical Education, Series 2017:
1,840	5.875%, 6/15/47, 144A	6/27 at 100.00	N/R	1,901,088
1,550	6.000%, 6/15/52, 144A	6/27 at 100.00	N/R	1,604,142

7,000	Marietta Development Authority, Georgia, University Facilities Revenue Bonds, Life University, Inc. Project, Refunding Series 2017A, 5.000%, 11/01/37, 144A	11/27 at 100.00	Ba3	7,483,840
107,196	Total Georgia			115,812,104

	Guam – 0.4%

1,500	Government of Guam, Business Privilege Tax Bonds, Refunding Series 2015D, 5.000%, 11/15/39	11/25 at 100.00	A	1,633,755

	Government of Guam, Business Privilege Tax Bonds, Series 2011A:
2,000	5.250%, 1/01/36	1/22 at 100.00	A	2,114,180
6,400	5.125%, 1/01/42	1/22 at 100.00	A	6,728,512

	Guam Government Department of Education, Certificates of Participation, John F. Kennedy High School Project, Series 2010A:
1,000	6.625%, 12/01/30	12/20 at 100.00	B+	1,032,990
9,000	6.875%, 12/01/40	12/20 at 100.00	B+	9,328,680

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Guam (continued)

	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2013:
$2,000	5.250%, 7/01/33	7/23 at 100.00	BBB–	$2,168,640
3,840	5.500%, 7/01/43	7/23 at 100.00	BBB–	4,178,112

	Guam Government, General Obligation Bonds, 2009 Series A:
7,800	6.750%, 11/15/29 (Pre-refunded 11/15/19)	11/19 at 100.00	N/R (7)	8,337,420
32,530	7.000%, 11/15/39 (Pre-refunded 11/15/19)	11/19 at 100.00	N/R (7)	34,880,618

1,410	Guam International Airport Authority, Revenue Bonds, Series 2013C, 6.375%, 10/01/43 (Alternative Minimum Tax)	10/23 at 100.00	BBB	1,601,154
67,480	Total Guam			72,004,061

	Hawaii – 0.3%

	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Hawaii Pacific University, Series 2013A:
3,040	6.625%, 7/01/33	7/23 at 100.00	BB	3,213,310
9,450	6.875%, 7/01/43	7/23 at 100.00	BB	9,951,512

7,405	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Hawaii Pacific University, Series 2018, 6.000%, 7/01/28, 144A	7/27 at 100.00	N/R	7,430,473

15,340	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Hawaiian Electric Company Inc., Series 2017B, 4.000%, 3/01/37 (Alternative Minimum Tax) (UB) (6)	3/27 at 100.00	Baa2	15,552,612

5,205	Hawaii Housing Finance and Development Corporation, Multifamily Housing Revenue Bonds, Wilikina Apartments Project, Series 2012A, 6.750%, 5/01/47	5/22 at 100.00	A–	5,600,788

	Kauai County, Hawaii, Special Tax Bonds, Community Facilities District 2008-1 Kukuiula Development Project, Series 2012:
1,100	5.625%, 5/15/33	5/22 at 100.00	N/R	1,117,259
3,000	5.750%, 5/15/42	5/22 at 100.00	N/R	3,048,510
44,540	Total Hawaii			45,914,464

	Idaho – 0.1%

3,702	Harris Ranch Community Infrastructure District 1, Boise, Idaho, Special Assessment Bonds, Assessment Area One, Series 2011, 9.000%, 9/01/40	9/21 at 100.00	N/R	4,014,745

1,270	Idaho Health Facilities Authority, Revenue Bonds, Madison Memorial Hospital Project, Refunding Series 2016, 5.000%, 9/01/37	9/26 at 100.00	BB+	1,357,617

1,305	Idaho Housing and Finance Association NonProfit Facilities Revenue Bonds, Liberty Charter School, Inc., Series 2008A, 6.000%, 6/01/38	9/18 at 100.00	BBB–	1,306,631

	Idaho Housing and Finance Association, Nonprofit Facilities Revenue Bonds, Xavier Charter School, Inc. Project, Series 2015A:
1,000	5.000%, 6/01/35	6/25 at 100.00	BBB	1,080,510
2,380	5.000%, 6/01/44	6/25 at 100.00	BBB	2,555,073
9,657	Total Idaho			10,314,576

	Illinois – 14.8%

6,410	Belleville, Illinois, Tax Increment Revenue Bonds, Frank Scott Parkway Redevelopment Project, Series 2007A, 5.700%, 5/01/36	9/18 at 100.00	N/R	6,302,889

7,270	Bolingbrook, Illinois, Sales Tax Revenue Bonds, Series 2005, 6.250%, 1/01/24	9/18 at 100.00	N/R	7,211,840

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments    June 30, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Illinois (continued)

$4,000	Bolingbrook, Illinois, Special Tax Bonds, Special Service Area 1, Forest City Project, Series 2005, 5.900%, 3/01/27	9/18 at 100.00	N/R	$4,003,320

2,090	Bradley, Illinois, Tax Increment Bonds, Bradley Commons, Series 2007, 6.100%, 1/01/27	1/19 at 100.00	N/R	2,103,815

4,660	Central Illinois Economic Development Authority, Illinois, Multifamily Housing Revenue Bonds, Huntington Ridge Apartments Project, Series 2014, 5.000%, 8/01/30	8/24 at 100.00	N/R	4,691,502

5,505	Chicago Board of Education, Cook County, Illinois, General Obligation Bonds, Tender Option Bond Trust 2016-XG0073, 17.037%, 12/01/39 – AGM Insured, 144A (IF) (6)	12/21 at 100.00	A2	7,755,114

	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Capital Improvement Revenues, Series 2017:
9,460	5.750%, 4/01/35 (UB) (6)	4/27 at 100.00	A	10,783,170
38,215	6.100%, 4/01/36 (UB) (6)	4/27 at 100.00	A	45,384,898
6,115	5.000%, 4/01/42 (UB) (6)	4/27 at 100.00	A	6,599,553
118,345	6.000%, 4/01/46 (UB) (6)	4/27 at 100.00	A	138,755,962
4,685	5.000%, 4/01/46 (UB) (6)	4/27 at 100.00	A	5,041,903

2,130	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenue, Green Bonds, Project Series 2015E, 5.125%, 12/01/32	12/24 at 100.00	B	2,178,330

	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues Series 2011A:
12,420	5.500%, 12/01/39	12/21 at 100.00	B3	12,674,362
1,005	5.250%, 12/01/41	12/21 at 100.00	B3	1,017,140
41,030	5.000%, 12/01/41	12/21 at 100.00	B3	41,206,839

11,505	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues Series 2012A, 5.000%, 12/01/42	12/22 at 100.00	B3	11,518,001

	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Project Series 2015C:
12,190	5.250%, 12/01/35	12/24 at 100.00	B	12,448,672
22,560	5.250%, 12/01/39	12/24 at 100.00	B	22,926,826

	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding Series 2010F:
80	5.000%, 12/01/18	No Opt. Call	B3	80,708
4,605	5.000%, 12/01/31	12/20 at 100.00	B3	4,635,946

	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding Series 2010F:
20	5.000%, 12/01/18 (ETM)	No Opt. Call	N/R (7)	20,285
305	5.000%, 12/01/19 (ETM)	No Opt. Call	N/R (7)	319,057

1,510	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding Series 2012B, 5.000%, 12/01/34	12/22 at 100.00	B3	1,520,615

16,800	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding Series 2017B, 7.000%, 12/01/42, 144A	12/27 at 100.00	B	20,207,376

2,375	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding Series 2017C, 5.000%, 12/01/34	12/27 at 100.00	B	2,454,135

	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding Series 2017G:
9,500	5.000%, 12/01/34	12/27 at 100.00	B	9,816,540
17,820	5.000%, 12/01/44	12/27 at 100.00	B	18,222,019

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Illinois (continued)

$1,500	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding Series 2017H, 5.000%, 12/01/36	12/27 at 100.00	B	$1,541,895

	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding Series 2018A:
3,120	5.000%, 12/01/29 – AGM Insured	12/28 at 100.00	BB–	3,510,811
2,500	5.000%, 12/01/30 – AGM Insured	12/28 at 100.00	BB–	2,806,200
2,500	5.000%, 12/01/31 – AGM Insured	12/28 at 100.00	BB–	2,799,275
2,150	5.000%, 12/01/32 – AGM Insured	12/28 at 100.00	BB–	2,403,421
2,100	5.000%, 12/01/33 – AGM Insured	12/28 at 100.00	BB–	2,337,888
4,300	5.000%, 12/01/34 – AGM Insured	12/28 at 100.00	BB–	4,763,540
5,825	5.000%, 12/01/34	12/28 at 100.00	B	5,981,809
3,600	5.000%, 12/01/35 – AGM Insured	12/28 at 100.00	BB–	3,978,252
6,765	5.000%, 12/01/35	12/28 at 100.00	B	6,924,722

263,180	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Series 2016A, 7.000%, 12/01/44	12/25 at 100.00	B	306,946,834

43,670	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Series 2017A, 7.000%, 12/01/46, 144A	12/27 at 100.00	B	52,377,361

8,150	Chicago Board of Education, Illinois, General Obligation Bonds, Series 1999A, 0.000%, 12/01/29 – NPFG Insured	No Opt. Call	B	4,866,610

	Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated Tax Revenues, Series 1998B-1:
1,765	0.000%, 12/01/29 – FGIC Insured	No Opt. Call	B	1,053,934
4,550	0.000%, 12/01/30 – NPFG Insured	No Opt. Call	B	2,584,355

3,385	Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated Tax Revenues, Series 1999A, 0.000%, 12/01/31 – FGIC Insured	No Opt. Call	B	1,822,586

	Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds, Tender Option Bond Trust 2015-XF0232:
8,000	16.124%, 9/01/22 – AGM Insured, 144A (IF)	No Opt. Call	AA	11,850,800
500	16.124%, 9/01/22 – AGM Insured, 144A (IF)	No Opt. Call	AA	740,675
2,950	16.115%, 9/01/22 – AGM Insured, 144A (IF)	No Opt. Call	AA	4,369,039

	Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds, Tender Option Bond Trust 2015-XF1040:
2,600	15.853%, 12/01/44, 144A (IF) (6)	12/24 at 100.00	AA	3,851,510
2,000	15.853%, 12/01/44, 144A (IF) (6)	12/24 at 100.00	AA	2,962,700
3,755	15.853%, 12/01/44, 144A (IF) (6)	12/24 at 100.00	AA	5,562,469
1,000	17.097%, 12/01/49, 144A (IF) (6)	12/24 at 100.00	AA	1,537,780
2,000	17.097%, 12/01/49, 144A (IF) (6)	12/24 at 100.00	AA	3,075,560
1,150	17.097%, 12/01/49, 144A (IF) (6)	12/24 at 100.00	AA	1,768,447

8,935	Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds, Series 2011, 5.250%, 12/01/40 (UB) (6)	12/21 at 100.00	A3	9,534,092

52,720	Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds, Series 2014, 5.000%, 12/01/44 (UB) (6)	12/24 at 100.00	AA	57,795,355

5,448	Chicago, Illinois, Certificates of Participation Tax Increment Allocation Bonds, Pulaski Promenade Project, Note Series 2017, 5.240%, 2/15/31, 144A	11/19 at 100.00	N/R	5,470,446

1,145	Chicago, Illinois, Certificates of Participation Tax Increment Bonds, 188 West Randolph/Wells Redevelopment Project, Note Series 2014, 6.835%, 3/15/33, 144A	9/18 at 100.00	N/R	1,144,880

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments    June 30, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Illinois (continued)

$957	Chicago, Illinois, Certificates of Participation Tax Increment Bonds, 35th and State Redevelopment Project, Series 2012, 6.100%, 1/15/29	8/18 at 100.00	N/R	$957,087

11,000	Chicago, Illinois, Certificates of Participation Tax Increment Bonds, River Point Plaza Redevelopment Project, Series 2018, 4.835%, 4/15/28, 144A	1/23 at 100.00	N/R	11,010,120

6,241	Chicago, Illinois, Certificates of Participation, Tax Increment Allocation Revenue Bonds, Diversey-Narragansett Project, Series 2006, 7.460%, 2/15/26 (5)	9/18 at 100.00	N/R	4,560,184

4,356	Chicago, Illinois, Certificates of Participation, Tax Increment Allocation Revenue Bonds, Pullman Park/Chicago Redevelopment Project, Series 2013A, 7.125%, 3/15/33	10/18 at 100.00	N/R	4,362,415

6,011	Chicago, Illinois, Certificates of Participation, Tax Increment Allocation Revenue Note, North Pullman Chicago Neighborhood Initiative, Inc. Redevelopment Project-Whole Foods Warehouse & Distribution Facility, Series 2016A, 5.000%, 3/15/34, 144A	7/21 at 100.00	N/R	5,795,740

	Chicago, Illinois, General Obligation Bonds, City Colleges, Series 1999:
21,370	0.000%, 1/01/31 – NPFG Insured	No Opt. Call	BBB–	12,421,313
9,325	0.000%, 1/01/34 – FGIC Insured	No Opt. Call	BBB–	4,686,559
32,170	0.000%, 1/01/39 – NPFG Insured	No Opt. Call	BBB–	12,565,602

	Chicago, Illinois, General Obligation Bonds, Neighborhoods Alive 21 Program, Series 2002B:
2,595	5.500%, 1/01/31	1/25 at 100.00	Ba1	2,803,379
2,500	5.500%, 1/01/34	1/25 at 100.00	Ba1	2,677,200
2,500	5.500%, 1/01/37	1/25 at 100.00	Ba1	2,664,050

	Chicago, Illinois, General Obligation Bonds, Project & Refunding Series 2014A:
2,995	5.250%, 1/01/30	1/24 at 100.00	Ba1	3,175,000
1,445	5.250%, 1/01/32	1/24 at 100.00	Ba1	1,525,284
9,000	5.000%, 1/01/35	1/24 at 100.00	Ba1	9,323,190

	Chicago, Illinois, General Obligation Bonds, Project & Refunding Series 2017A:
5,000	5.625%, 1/01/30	1/27 at 100.00	BBB–	5,607,050
15,025	5.750%, 1/01/33	1/27 at 100.00	BBB–	16,799,603
6,440	5.750%, 1/01/34	1/27 at 100.00	BBB–	7,171,326
127,985	6.000%, 1/01/38	1/27 at 100.00	BBB–	144,399,076

	Chicago, Illinois, General Obligation Bonds, Project and Refunding Series 2003B:
2,740	5.250%, 1/01/28	1/25 at 100.00	Ba1	2,945,527
2,900	5.500%, 1/01/34	1/25 at 100.00	Ba1	3,105,552

	Chicago, Illinois, General Obligation Bonds, Project and Refunding Series 2005D:
5,000	5.500%, 1/01/33	1/25 at 100.00	Ba1	5,369,050
6,850	5.500%, 1/01/37	1/25 at 100.00	Ba1	7,299,497
16,365	5.500%, 1/01/40	1/25 at 100.00	Ba1	17,391,249

	Chicago, Illinois, General Obligation Bonds, Project and Refunding Series 2009C:
1,695	5.000%, 1/01/34	1/19 at 100.00	Ba1	1,701,814
5,795	5.000%, 1/01/40	1/19 at 100.00	Ba1	5,814,066

	Chicago, Illinois, General Obligation Bonds, Project Series 2011A:
3,070	5.250%, 1/01/35	1/21 at 100.00	Ba1	3,141,930
3,930	5.000%, 1/01/40	1/21 at 100.00	Ba1	3,990,679

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Illinois (continued)

$9,400	Chicago, Illinois, General Obligation Bonds, Project Series 2012A, 5.000%, 1/01/33	1/22 at 100.00	Ba1	$9,596,084

2,000	Chicago, Illinois, General Obligation Bonds, Refunding Series 2007E, 5.500%, 1/01/42	1/25 at 100.00	Ba1	2,121,940

11,035	Chicago, Illinois, General Obligation Bonds, Refunding Series 2008A, 5.250%, 1/01/37 – FGIC Insured	9/18 at 100.00	Ba1	11,048,463

	Chicago, Illinois, General Obligation Bonds, Refunding Series 2016C:
2,000	5.000%, 1/01/25	No Opt. Call	BBB–	2,142,920
2,000	5.000%, 1/01/26	No Opt. Call	BBB–	2,144,460
3,365	5.000%, 1/01/35	1/26 at 100.00	BBB–	3,494,889
3,500	5.000%, 1/01/38	1/26 at 100.00	BBB–	3,621,520

	Chicago, Illinois, General Obligation Bonds, Series 2000A:
5,515	0.000%, 1/01/28 – FGIC Insured	No Opt. Call	BBB–	3,658,430
4,125	0.000%, 1/01/29 – FGIC Insured	No Opt. Call	BBB–	2,615,209

	Chicago, Illinois, General Obligation Bonds, Series 2015A:
3,900	5.500%, 1/01/35	1/25 at 100.00	BBB–	4,167,306
4,775	5.500%, 1/01/39	1/25 at 100.00	BBB–	5,077,210

800	Chicago, Illinois, General Obligation Bonds, Tender Option Bond Trust 2016-XF2342, 16.951%, 1/01/35 – AGM Insured, 144A (IF) (6)	1/21 at 100.00	A2	1,022,648

23,110	Chicago, Illinois, General Obligation Bonds, Variable Rate Demand Series 2007F, 5.500%, 1/01/42	1/25 at 100.00	Ba1	24,519,017

60,080	Cook County, Illinois, Recovery Zone Facility Revenue Bonds, Navistar International Corporation Project, Series 2010, 6.750%, 10/15/40	10/20 at 100.00	B2	63,740,074

	Cook County, Illinois, Sales Tax Revenue Bonds, Series 2017:
6,000	4.000%, 11/15/39 (UB)	11/27 at 100.00	AAA	6,184,380
5,000	4.000%, 11/15/40 (UB)	11/27 at 100.00	AAA	5,149,600

1,000	East Dundee, Illinois, Kane and Cook Counties, Illinois, Limited Obligation Tax Increment Revenue Bonds, Route 25 South Redevelopment Project, Series 2012, 5.250%, 12/01/22	12/21 at 100.00	N/R	998,390

1,110	Harvey, Cook County, Illinois, Tax Increment Allocation Revenue Bonds, Amended Center Street Redevelopment Project Area, Series 2010, 7.500%, 12/01/19	No Opt. Call	N/R	1,144,366

2,000	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Tender Option Bonds Trust 2015-XF0230, 16.404%, 12/01/21, 144A (IF)	No Opt. Call	AA–	3,016,800

930	Illinois Development Finance Authority, Environmental Services Revenue Bonds, Citgo Petroleum Corporation Project, Series 2002, 8.000%, 6/01/32 (Alternative Minimum Tax)	9/18 at 100.00	B3	929,972

	Illinois Finance Authority Revenue Bonds, Ness Healthcare NFP, Series 2016A:
11,295	6.250%, 11/01/36, 144A	11/26 at 100.00	N/R	10,853,817
13,325	6.375%, 11/01/46, 144A	11/26 at 100.00	N/R	12,489,256

1,870	Illinois Finance Authority Revenue Bonds, Ness Healthcare NFP, Taxable Series 2016B, 10.000%, 11/01/24, 144A	No Opt. Call	N/R	1,785,757

	Illinois Finance Authority, Charter School Revenue Bonds, Intrinsic Charter Schools Belmont School Project, Series 2015A:
845	5.750%, 12/01/35, 144A	12/25 at 100.00	N/R	864,891
4,475	6.000%, 12/01/45, 144A	12/25 at 100.00	N/R	4,573,942

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments    June 30, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Illinois (continued)

	Illinois Finance Authority, Charter School Revenue Bonds, Uno Charter School Network, Refunding and Improvement Series 2011A:
$1,500	6.875%, 10/01/31	10/21 at 100.00	BB+	$1,590,495
5,210	7.125%, 10/01/41	10/21 at 100.00	BB+	5,524,424

81,860	Illinois Finance Authority, Recovery Zone Facility Revenue Bonds, Navistar International Corporation Project, Series 2010, 6.750%, 10/15/40	10/20 at 100.00	B2	86,846,911

20,450	Illinois Finance Authority, Revenue Bonds, Admiral at the Lake Project, Refunding Series 2017, 5.500%, 5/15/54	5/24 at 103.00	N/R	20,953,070

5,190	Illinois Finance Authority, Revenue Bonds, Central Baptist Village, Series 2007, 5.375%, 11/15/39	9/18 at 100.00	N/R	5,190,052

	Illinois Finance Authority, Revenue Bonds, Children’s Memorial Hospital, Tender Option Bond Trust 2016-XG0008:
1,500	14.451%, 8/15/33 (Pre-refunded 8/15/18) – AGC Insured, 144A (IF) (6)	No Opt. Call	AA (7)	1,527,285
2,495	14.451%, 8/15/47 (Pre-refunded 8/15/18) – AGC Insured, 144A (IF) (6)	No Opt. Call	AA (7)	2,540,384
1,625	14.451%, 8/15/47 (Pre-refunded 8/15/18) – AGC Insured, 144A (IF) (6)	No Opt. Call	AA (7)	1,654,559
625	14.241%, 8/15/47 (Pre-refunded 8/15/18) – AGC Insured, 144A (IF) (6)	No Opt. Call	AA (7)	636,369
550	14.186%, 8/15/47 (Pre-refunded 8/15/18) – AGC Insured, 144A (IF) (6)	No Opt. Call	AA (7)	559,961

785	Illinois Finance Authority, Revenue Bonds, De Kalb Supportive Living Project, Series 2007, 6.100%, 12/01/41 (Alternative Minimum Tax)	12/19 at 100.00	N/R	742,940

	Illinois Finance Authority, Revenue Bonds, Illinois Institute of Technology, Refunding Series 2006A:
1,000	5.000%, 4/01/26	9/18 at 100.00	BB	1,000,180
11,170	5.000%, 4/01/31	9/18 at 100.00	BB	11,137,830
23,185	5.000%, 4/01/36	9/18 at 100.00	BB	22,650,122

6,000	Illinois Finance Authority, Revenue Bonds, Illinois Institute of Technology, Series 2009, 7.125%, 2/01/34	2/19 at 100.00	BB	6,081,660

2,905	Illinois Finance Authority, Revenue Bonds, Lake Forest College, Series 2012A, 6.000%, 10/01/48	10/22 at 100.00	BBB–	3,110,325

10,055	Illinois Finance Authority, Revenue Bonds, Midwest Regional Medical Center Galena-Stauss Hospital, Series 2006, 6.750%, 10/01/46, 144A	10/18 at 100.00	N/R	10,056,508

3,125	Illinois Finance Authority, Revenue Bonds, Northshore University HealthSystem, Tender Option Bond Trust 2015-XF0060, 13.290%, 5/01/30, 144A (IF)	5/20 at 100.00	AA	3,812,906

	Illinois Finance Authority, Revenue Bonds, Northwestern Memorial Healthcare, Tender Option Bond Trust 2015-XF0076:
560	13.587%, 8/15/37, 144A (IF)	8/22 at 100.00	Aa2	762,132
1,000	13.587%, 8/15/37, 144A (IF)	8/22 at 100.00	Aa2	1,360,950
1,925	13.594%, 8/15/37, 144A (IF)	8/22 at 100.00	Aa2	2,560,828

150,165	Illinois Finance Authority, Revenue Bonds, Northwestern Memorial Healthcare, Series 2017A, 4.000%, 7/15/47 (UB) (6)	1/28 at 100.00	Aa2	154,606,882

	Illinois Finance Authority, Revenue Bonds, Northwestern University, Tender Option Bond Trust 2016-XG0026:
625	15.667%, 8/15/36 (Pre-refunded 8/15/19), 144A (IF)	8/19 at 100.00	AA– (7)	732,150
490	15.667%, 8/15/37 (Pre-refunded 2/15/21), 144A (IF)	2/21 at 100.00	AA– (7)	668,193

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Illinois (continued)

	Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Tender Option Bond Trust 2017-XG0133:
$1,080	16.722%, 5/15/39, 144A (IF) (6)	5/20 at 100.00	A2	$1,394,366
2,910	16.722%, 5/15/39 (Pre-refunded 5/15/20), 144A (IF) (6)	5/20 at 100.00	N/R (7)	3,757,043
670	16.680%, 5/15/39, 144A (IF) (6)	5/20 at 100.00	A2	864,782
2,920	16.680%, 5/15/39 (Pre-refunded 5/15/20), 144A (IF) (6)	5/20 at 100.00	N/R (7)	3,768,902
220	16.564%, 5/15/39, 144A (IF) (6)	5/20 at 100.00	A2	283,661
1,220	16.564%, 5/15/39 (Pre-refunded 5/15/20), 144A (IF) (6)	5/20 at 100.00	N/R (7)	1,573,031

	Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Tender Option Bonds Trust 2016-XF2338:
3,525	13.035%, 5/15/41, 144A (IF) (6)	5/22 at 100.00	A	4,403,712
2,500	13.035%, 5/15/41, 144A (IF) (6)	5/22 at 100.00	A	3,123,200

1,110	Illinois Finance Authority, Revenue Bonds, Provena Health Series 2010A, 6.000%, 5/01/28 (Pre-refunded 5/01/20)	5/20 at 100.00	AA+ (7)	1,195,514

	Illinois Finance Authority, Revenue Bonds, Provena Health, Series 2009A:
75	7.750%, 8/15/34 (Pre-refunded 8/15/19)	8/19 at 100.00	N/R (7)	80,074
8,045	7.750%, 8/15/34 (Pre-refunded 8/15/19)	8/19 at 100.00	N/R (7)	8,589,244

120	Illinois Finance Authority, Revenue Bonds, Roosevelt University Project, Refunding Series 2009, 6.500%, 4/01/44	10/19 at 100.00	Ba3	125,131

80	Illinois Finance Authority, Revenue Bonds, Roosevelt University Project, Refunding Series 2009, 6.500%, 4/01/44 (Pre-refunded 10/01/19)	10/19 at 100.00	N/R (7)	84,767

5,550	Illinois Finance Authority, Revenue Bonds, Rush University Medical Center Obligated Group, Series 2009C, 6.625%, 11/01/39 (Pre-refunded 5/01/19) (UB) (6)	5/19 at 100.00	Aaa	5,779,659

300	Illinois Finance Authority, Revenue Bonds, Rush University Medical Center Obligated Group, Tender Option Bonds Trust 2016-XG0050, 18.775%, 11/01/29 (Pre-refunded 5/01/19), 144A (IF) (6)	5/19 at 100.00	Aaa	347,202

9,040	Illinois Finance Authority, Revenue Bonds, Rush University Medical Center Obligated Group, Series 2009A, 7.250%, 11/01/38 (Pre-refunded 11/01/18) (UB) (6)	11/18 at 100.00	Aaa	9,211,760

2,450	Illinois Finance Authority, Revenue Bonds, Rush University Medical Center Obligated Group, Series 2009B, 7.250%, 11/01/38 (Pre-refunded 11/01/18) (UB) (6)	11/18 at 100.00	Aaa	2,496,550

	Illinois Finance Authority, Revenue Bonds, Rush University Medical Center Obligated Group, Tender Option Bonds Trust 2016-XG0050:
250	19.765%, 11/01/39 (Pre-refunded 5/01/19), 144A (IF) (6)	5/19 at 100.00	Aaa	291,383
3,067	19.755%, 11/01/39 (Pre-refunded 5/01/19), 144A (IF) (6)	5/19 at 100.00	Aaa	3,574,404
1,065	19.723%, 11/01/39 (Pre-refunded 5/01/19), 144A (IF) (6)	5/19 at 100.00	Aaa	1,240,874
815	19.711%, 11/01/39 (Pre-refunded 5/01/19), 144A (IF) (6)	5/19 at 100.00	Aaa	949,491
315	19.625%, 11/01/39 (Pre-refunded 5/01/19), 144A (IF) (6)	5/19 at 100.00	Aaa	366,729

650	Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital and Medical Centers, Series 2009, 6.875%, 8/15/38 (Pre-refunded 8/15/19)	8/19 at 100.00	N/R (7)	687,707

	Illinois Finance Authority, Revenue Bonds, The Carle Foundation, Tender Option Bond Trust 2015-XF0121:
1,030	17.339%, 8/15/41 – AGM Insured, 144A (IF) (6)	8/21 at 100.00	A2	1,451,826
665	17.254%, 8/15/41 – AGM Insured, 144A (IF) (6)	8/21 at 100.00	A2	935,808

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments    June 30, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Illinois (continued)

	Illinois Finance Authority, Revenue Bonds, The University of Chicago Medical Center, Tender Option Bond Trust 2015-XF0108:
$4,250	15.538%, 8/15/41 (Pre-refunded 2/15/21), 144A (IF) (6)	2/21 at 100.00	AA– (7)	$5,795,555
3,025	15.538%, 8/15/41 (Pre-refunded 2/15/21), 144A (IF) (6)	2/21 at 100.00	AA– (7)	4,125,072

2,285	Illinois Finance Authority, Revenue Bonds, The University of Chicago Medical Center, Tender Option Bond Trust 2016-XG0026, 15.667%, 8/15/36 (Pre-refunded 8/15/19), 144A (IF)	8/19 at 100.00	AA– (7)	2,676,740

69,495	Illinois Finance Authority, Revenue Bonds, The University of Chicago Medical Center, Series 2016B, 4.000%, 8/15/41 (UB) (6)	2/27 at 100.00	AA–	69,996,754

40,000	Illinois Finance Authority, Revenue Bonds, The University of Chicago Revenue Bonds, Series 2018A, 5.000%, 10/01/48 (UB) (6)	10/27 at 100.00	AA–	45,514,800

3,035	Illinois Finance Authority, Revenue Bonds, Three Crowns Park Plaza, Series 2013, 5.250%, 2/15/40	2/23 at 100.00	N/R	3,069,508

20,000	Illinois Finance Authority, Revenue Bonds, University of Chicago, Series 2015A, 5.000%, 10/01/46 (UB) (6)	10/25 at 100.00	AA–	22,065,600

5,290	Illinois Finance Authority, Student Housing & Academic Facility Revenue Bonds, CHF-Collegiate Housing Foundation – Chicago LLC University of Illinois at Chicago Project, Series 2017A, 5.000%, 2/15/50	8/27 at 100.00	BBB–	5,707,328

	Illinois Health Facilities Authority, Ann & Robert H. Lurie Children’s Hospital of Chicago Revenue Bonds, Series 2017:
2,500	4.000%, 8/15/37 (UB) (6)	8/27 at 100.00	AA–	2,559,450
6,000	4.000%, 8/15/39 (UB) (6)	8/27 at 100.00	AA–	6,110,100

22,010	Illinois Housing Development Authority, Multifamily Housing Revenue Bonds, GNMA Collateralized – Lifelink Developments, Series 2006, 4.850%, 4/20/41 (Alternative Minimum Tax) (UB) (6)	9/18 at 100.00	AA+	22,027,168

	Illinois Sports Facility Authority, State Tax Supported Bonds, Tender Option Bond Trust 2015-XF1009:
250	13.687%, 6/15/32 – AGM Insured, 144A (IF) (6)	6/24 at 100.00	BBB–	340,443
3,305	13.682%, 6/15/32 – AGM Insured, 144A (IF) (6)	6/24 at 100.00	BBB–	4,500,187
2,245	13.680%, 6/15/32 – AGM Insured, 144A (IF) (6)	6/24 at 100.00	BBB–	3,056,725

	Illinois State, General Obligation Bonds, April Series 2014:
2,500	5.000%, 4/01/31	4/24 at 100.00	BBB–	2,594,525
3,000	5.000%, 4/01/38	4/24 at 100.00	BBB–	3,091,830
5,000	5.000%, 4/01/39	4/24 at 100.00	BBB–	5,145,350

	Illinois State, General Obligation Bonds, December Series 2017A:
8,140	5.000%, 12/01/31	12/27 at 100.00	BBB–	8,589,816
2,000	5.000%, 12/01/35	12/27 at 100.00	BBB–	2,099,440
17,950	4.250%, 12/01/37	12/27 at 100.00	BBB–	17,260,002

12,645	Illinois State, General Obligation Bonds, February Series 2014, 5.000%, 2/01/39	2/24 at 100.00	BBB–	13,003,612

	Illinois State, General Obligation Bonds, January Series 2016:
1,500	5.000%, 1/01/33	1/26 at 100.00	BBB–	1,565,685
1,300	5.000%, 1/01/41	1/26 at 100.00	BBB–	1,347,658

6,690	Illinois State, General Obligation Bonds, June Series 2016, 4.000%, 6/01/36	6/26 at 100.00	BBB–	6,180,490

100	Illinois State, General Obligation Bonds, May Series 2014, 5.000%, 5/01/36	5/24 at 100.00	BBB–	103,101

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Illinois (continued)

	Illinois State, General Obligation Bonds, November Series 2016:
$2,000	5.000%, 11/01/35	11/26 at 100.00	BBB–	$2,089,880
1,000	5.000%, 11/01/37	11/26 at 100.00	BBB–	1,042,810
4,200	5.000%, 11/01/38	11/26 at 100.00	BBB–	4,376,862
230	5.000%, 11/01/40	11/26 at 100.00	BBB–	239,359

1,495	Illinois State, General Obligation Bonds, Series 2012A, 5.000%, 3/01/37	3/22 at 100.00	BBB–	1,524,945

	Illinois State, General Obligation Bonds, Series 2013:
170	5.500%, 7/01/26	7/23 at 100.00	BBB–	181,599
1,000	5.500%, 7/01/38	7/23 at 100.00	BBB–	1,051,130

740	Illinois State, General Obligation Bonds, Series 2013A, 5.000%, 4/01/38	4/23 at 100.00	BBB–	759,092

1,795	Illinois State, General Obligation Bonds, Tender Option Bond Trust 2015-XF1006, 12.460%, 4/01/32 – AGM Insured, 144A (IF) (6)	4/24 at 100.00	A2	2,502,015

8,695	Illinois State, General Obligation Bonds, Series 2014, 5.000%, 4/01/36 – AGM Insured (UB) (6)	4/24 at 100.00	A2	9,405,555

6,665	Illinois State, General Obligation Bonds, Tender Option Bond Trust 2015-XF1010, 12.678%, 2/01/39 – AGM Insured, 144A (IF) (6)	2/24 at 100.00	A2	8,646,704

	Illinois State, General Obligation Bonds, Tender Option Bond Trust 2015-XF1012:
2,750	12.738%, 7/01/28 – AGM Insured, 144A (IF) (6)	7/23 at 100.00	BBB	3,646,665
1,850	13.744%, 7/01/33 – AGM Insured, 144A (IF) (6)	7/23 at 100.00	BBB	2,477,502

7,625	Illinois State, General Obligation Bonds, Series 2014, 5.000%, 5/01/33 (UB) (6)	5/24 at 100.00	BBB–	7,885,165

	Illinois State, General Obligation Bonds, Series 2012:
11,500	5.000%, 3/01/30 (UB) (6)	3/22 at 100.00	BBB–	11,812,455
10,500	5.000%, 3/01/33 (UB) (6)	3/22 at 100.00	BBB–	10,742,340

8,825	Illinois State, Sales Tax Revenue Bonds, Build Illinois, Series 2016A, 4.000%, 6/15/31 (UB) (6)	6/26 at 100.00	A–	9,122,579

	Lombard Public Facilities Corporation, Illinois, Conference Center and Hotel Revenue Bonds, First Tier Series 2005A-2:
3,830	5.500%, 1/01/30 – ACA Insured	1/19 at 100.00	N/R	3,672,587
4,015	5.500%, 1/01/36 – ACA Insured	1/19 at 100.00	N/R	3,745,834

2,500	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds, Refunding Series 2012A, 5.000%, 6/15/42 – NPFG Insured	6/22 at 100.00	BB+	2,584,000

	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds, Refunding Series 2012B:
8,715	0.000%, 12/15/41 – AGM Insured	No Opt. Call	A2	3,033,081
4,650	0.000%, 12/15/50	No Opt. Call	BB+	907,262
7,100	0.000%, 12/15/50 – AGM Insured	No Opt. Call	A2	1,582,377
7,785	0.000%, 12/15/51 – AGM Insured	No Opt. Call	A2	1,642,168
10,095	5.000%, 6/15/52	6/22 at 100.00	BB+	10,393,307

	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds, Series 2015A:
12,900	0.000%, 12/15/52 – AGM Insured	No Opt. Call	BBB–	2,594,577
6,935	5.000%, 6/15/53	12/25 at 100.00	BB+	7,237,019

	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds, Series 2017A:
22,500	0.000%, 12/15/56	No Opt. Call	BB+	3,191,625
29,165	5.000%, 6/15/57	12/27 at 100.00	BB+	30,712,787

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments    June 30, 2018

(Unaudited)

Principal Amount (000)		Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

		Illinois (continued)

$48,500		Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds, Series 2017B, 0.000%, 12/15/54	No Opt. Call	BB+	$7,670,760

3,980		Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion Project, Capital Appreciation Refunding Series 2010B-1, 0.000%, 6/15/43 – AGM Insured	No Opt. Call	BBB–	1,289,042

		Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion Project, Refunding Series 2010B-2:
4,670		5.250%, 6/15/50	6/20 at 100.00	BB+	4,775,729
2,920		5.000%, 6/15/50	6/20 at 100.00	BB+	2,972,531

		Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion Project, Series 2002A:
5,000		0.000%, 12/15/31 – NPFG Insured	No Opt. Call	BB+	2,769,850
33,245		0.000%, 12/15/32 – NPFG Insured	No Opt. Call	BB+	17,550,700
26,320		0.000%, 6/15/33 – NPFG Insured	No Opt. Call	BB+	13,472,418
26,600		0.000%, 12/15/33 – NPFG Insured	No Opt. Call	BB+	13,314,364
20,305		0.000%, 12/15/34 – NPFG Insured	No Opt. Call	BB+	9,609,341
8,470		0.000%, 6/15/35 – NPFG Insured	No Opt. Call	BB+	3,892,473
23,270		0.000%, 12/15/35 – NPFG Insured	No Opt. Call	BB+	10,451,488
24,650		0.000%, 12/15/36 – NPFG Insured	No Opt. Call	BB+	10,479,948
55,600		0.000%, 12/15/37 – NPFG Insured	No Opt. Call	BB+	22,439,048
42,555		0.000%, 6/15/38 – NPFG Insured	No Opt. Call	BB+	16,680,709

4,000		Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion Project, Tender Option Bond Trust 2015-XF1045, 11.922%, 6/15/52, 144A (IF) (6)	6/22 at 100.00	BB+	4,472,800

7,360		Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion Project, Series 2015A, 5.000%, 6/15/53 (UB) (6)	12/25 at 100.00	BB+	7,680,528

		Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion Project, Tender Option Bond Trust 2015-XF1046:
265		13.804%, 6/15/50, 144A (IF) (6)	6/20 at 100.00	BB+	305,254
9,300		12.718%, 6/15/50, 144A (IF) (6)	6/20 at 100.00	BB+	10,107,519

		Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion Project, Series 2010:
1,000		5.000%, 6/15/50 – AGM Insured (UB) (6)	6/20 at 100.00	A2	1,039,910
4,075		5.000%, 6/15/50 – AGM Insured (UB) (6)	6/20 at 100.00	BBB–	4,237,633

2,795		North Pullman Chicago Neighborhood Initiatives, Inc., Illinois, Redevelopment Project, Gotham Greens Greenhouse Facility, Certificates of Participation, Series 2018A, 6.000%, 3/15/34, 144A	8/21 at 100.00	N/R	2,796,957

5,335		Rantoul, Champaign County, Illinois, Tax Increment Revenue Bonds, Evans Road Series 2013B, 7.000%, 12/01/33	12/23 at 100.00	N/R	5,493,770

		Regional Transportation Authority, Cook, DuPage, Kane, Lake, McHenry and Will Counties, Illinois, General Obligation Bonds, Series 2018B:
14,340		4.000%, 6/01/45 (UB) (6)	6/28 at 100.00	AA	14,586,505
20,000		4.000%, 6/01/48 (UB) (6)	6/28 at 100.00	AA	20,294,200

—	(17)	Robbins, Illinois, Resource Recovery Revenue Bonds, Restructuring Project Guaranteed by Foster Wheeler Ltd, Series 1999C, 7.250%, 10/15/24 (Alternative Minimum Tax) (17)	No Opt. Call	N/R	191

37,000		Sales Tax Securitization Corporation, Illinois, Sales Tax Securitization Bonds, Series 2018A, 4.000%, 1/01/48 (UB) (6)	1/28 at 100.00	AA	37,437,710

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Illinois (continued)

$21,415	Southwestern Illinois Development Authority, Environmental Improvement Revenue Bonds, US Steel Corporation Project, Series 2012, 5.750%, 8/01/42 (Alternative Minimum Tax)	8/22 at 100.00	B	$21,661,487

	Southwestern Illinois Development Authority, Health Facility Revenue Bonds, Memorial Group, Inc., Series 2013:
500	7.250%, 11/01/33 (Pre-refunded 11/01/23)	11/23 at 100.00	N/R (7)	627,410
7,375	7.250%, 11/01/36 (Pre-refunded 11/01/23)	11/23 at 100.00	N/R (7)	9,254,298
15,225	7.125%, 11/01/43 (Pre-refunded 11/01/23)	11/23 at 100.00	N/R (7)	19,009,326

1,773	Waukegan, Illinois, Special Assessment Improvement Bonds, Fountain Square, Series 2005, 6.125%, 3/01/30	9/18 at 100.00	N/R	1,775,145

325	Wayne Village, Illinois, Special Service Area 5 Assessment Bonds, Series 2007, 5.800%, 1/15/23	9/18 at 100.00	N/R	317,795

2,150	Yorkville United City Business District, Illinois, Storm Water and Water Improvement Project Revenue Bonds, Series 2007, 6.000%, 1/01/26 (18)	1/19 at 100.00	N/R	1,139,500

1,900	Yorkville, Illinois, Special Tax Bonds, Special Service Area 2003-100 Raintree Village Project, Series 2013, 5.000%, 3/01/33	3/23 at 100.00	N/R	1,859,321

5,990	Yorkville, Illinois, Special Tax Bonds, Special Service Area 2006-113 Cannoball & Beecher, Series 2007, 5.750%, 3/01/28	3/19 at 100.00	N/R	5,991,797
2,620,208	Total Illinois			2,524,140,559

	Indiana – 1.4%

	Allen County, Indiana, Economic Development Revenue Bonds, Fort Wayne Project, Senior Series 2017A-1:
925	6.625%, 1/15/34, 144A	1/24 at 104.00	N/R	999,666
1,000	6.750%, 1/15/43, 144A	1/24 at 104.00	N/R	1,079,260
2,100	6.875%, 1/15/52, 144A	1/24 at 104.00	N/R	2,270,751

	Carmel, Indiana, Revenue Bonds, Barrington of Carmel Project, Series 2012A:
1,000	7.125%, 11/15/42	11/22 at 100.00	N/R	1,051,160
7,500	7.125%, 11/15/47	11/22 at 100.00	N/R	7,880,775

	Chesterton, Indiana, Economic Development Revenue Bonds, Storypoint Chesterton Project, Series 2016:
4,840	6.125%, 1/15/34, 144A	1/24 at 104.00	N/R	5,067,190
3,180	6.250%, 1/15/43, 144A	1/24 at 104.00	N/R	3,325,199
2,000	6.375%, 1/15/51, 144A	1/24 at 104.00	N/R	2,097,060

	City of Fort Wayne, Indiana Multifamily Housing Revenue Bonds, Silver Birch of Fort Wayne Project, Series 2017:
510	5.125%, 1/01/32	12/23 at 105.00	N/R	503,890
4,465	5.350%, 1/01/38	12/23 at 105.00	N/R	4,411,777

6,835	East Chicago, Indiana, Solid Waste Disposal Revenue Bonds, USG Corporation, Series 1998, 5.500%, 9/01/28 (Alternative Minimum Tax)	No Opt. Call	Ba2	7,043,741

860	East Chicago, Indiana, Solid Waste Disposal Revenue Bonds, USG Corporation, Series 1999, 6.375%, 8/01/29 (Alternative Minimum Tax)	9/18 at 100.00	Ba2	861,935

4,000	Evansville, Indiana, Multifamily Housing Revenue Bonds, Silver Birch of Evansville Projects, Series 2017, 5.450%, 1/01/38	1/23 at 105.00	N/R	3,999,640

1,595	Indiana Bond Bank, Special Program Bonds, Hendricks Regional Health Project, Tender Option Bond Trust 2016-XL0019, 14.124%, 4/01/30 –AMBAC Insured, 144A (IF) (6)	No Opt. Call	AA	2,985,473

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments    June 30, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Indiana (continued)

$3,750	Indiana Bond Bank, Special Program Gas Revenue Bonds, JP Morgan Ventures Energy Corporation Guaranteed, Tender Option Bond Trust 2015-XF0115, 13.512%, 10/15/19, 144A (IF) (6)	No Opt. Call	A3	$4,401,225

7,355	Indiana Finance Authority, Educational Facilities Revenue Bonds, 21st Century Charter School Project, Series 2013A, 6.250%, 3/01/43	3/23 at 100.00	B+	7,317,637

	Indiana Finance Authority, Educational Facilities Revenue Bonds, Avondale Meadows Academy Project, Series 2017:
3,090	5.125%, 7/01/37	7/27 at 100.00	BB	3,018,497
4,375	5.375%, 7/01/47	7/27 at 100.00	BB	4,240,731

4,370	Indiana Finance Authority, Educational Facilities Revenue Bonds, Discovery Charter School Project, Series 2015A, 7.250%, 12/01/45	12/25 at 100.00	BB–	4,434,458

3,925	Indiana Finance Authority, Educational Facilities Revenue Bonds, Drexel Foundation For Educational Excellence, Inc., Series 2009A, 7.000%, 10/01/39	10/19 at 100.00	B	3,969,941

	Indiana Finance Authority, Educational Facilities Revenue Bonds, Lighthouse Academies of Indiana Inc. Project, Series 2016:
2,475	7.000%, 12/01/34, 144A	12/24 at 100.00	N/R	2,538,855
4,920	7.250%, 12/01/44, 144A	12/24 at 100.00	N/R	5,043,344

	Indiana Finance Authority, Educational Facilities Revenue Bonds, Lighthouse Academies of Northwest Indiana Inc. Project, Series 2016:
2,170	7.000%, 12/01/34, 144A	12/24 at 100.00	N/R	2,225,986
5,640	7.250%, 12/01/44, 144A	12/24 at 100.00	N/R	5,781,395

18,890	Indiana Finance Authority, Environmental Improvement Revenue Bonds, United States Steel Corporation Project, Refunding Series 2010, 6.000%, 12/01/26	6/20 at 100.00	B	19,392,096

22,355	Indiana Finance Authority, Environmental Improvement Revenue Bonds, United States Steel Corporation Project, Series 2012, 5.750%, 8/01/42 (Alternative Minimum Tax)	8/22 at 100.00	B	22,612,306

	Indiana Finance Authority, Hospital Revenue Bonds, Community Health Network Project, Tender Option Bond Trust 2015-XF1026:
3,750	12.597%, 5/01/42, 144A (IF) (6)	5/23 at 100.00	A	4,969,200
1,000	12.597%, 5/01/42, 144A (IF) (6)	5/23 at 100.00	A	1,325,120
1,600	12.597%, 5/01/42, 144A (IF) (6)	5/23 at 100.00	A	2,120,192
1,000	12.597%, 5/01/42, 144A (IF) (6)	5/23 at 100.00	A	1,325,120

	Indiana Finance Authority, Hospital Revenue Bonds, King’s Daughters’ Hospital and Health Services, Series 2010:
1,045	5.500%, 8/15/40	8/20 at 100.00	Baa2	1,088,754
875	5.500%, 8/15/45	8/20 at 100.00	Baa2	910,910

	Indiana Finance Authority, Revenue Bonds, Trinity Health Care Group Revenue Bonds, Tender Option Bond Trust 2015-XF0106:
3,085	14.411%, 12/01/38 (Pre-refunded 12/01/19), 144A (IF) (6)	12/19 at 100.00	AA– (7)	3,705,208
5,000	14.382%, 12/01/38 (Pre-refunded 12/01/19), 144A (IF) (6)	12/19 at 100.00	AA– (7)	6,005,650
330	14.382%, 12/01/38 (Pre-refunded 12/01/19), 144A (IF) (6)	12/19 at 100.00	AA– (7)	396,373
1,250	14.382%, 12/01/38 (Pre-refunded 12/01/19), 144A (IF) (6)	12/19 at 100.00	AA– (7)	1,501,413
1,460	14.372%, 12/01/38 (Pre-refunded 12/01/19), 144A (IF) (6)	12/19 at 100.00	AA– (7)	1,753,387

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Indiana (continued)

	Indianapolis Local Public Improvement Bond Bank, Indiana, Waterworks Project, Tender Option Bond Trust 2016-XG0024:
$955	16.483%, 1/01/38 (Pre-refunded 1/01/19) – AGC Insured, 144A (IF)	1/19 at 100.00	AA (7)	$1,030,780
4,040	16.483%, 1/01/38 – AGC Insured, 144A (IF)	1/19 at 100.00	AA	4,360,574
1,225	15.487%, 1/01/38 – (Pre-refunded 1/01/19) AGC Insured, 144A (IF)	1/19 at 100.00	Aa3 (7)	1,316,299
5,025	15.487%, 1/01/38 – AGC Insured, 144A (IF)	1/19 at 100.00	A+	5,399,513
60	15.487%, 1/01/38 (Pre-refunded 1/01/19) – AGC Insured, 144A (IF)	1/19 at 100.00	Aa3 (7)	64,471
250	15.487%, 1/01/38 – AGC Insured, 144A (IF)	1/19 at 100.00	A+	268,628
490	15.487%, 1/01/38 (Pre-refunded 1/01/19) – AGC Insured, 144A (IF)	1/19 at 100.00	Aa3 (7)	526,520
2,010	15.487%, 1/01/38 – AGC Insured, 144A (IF)	1/19 at 100.00	A+	2,159,805

	Indianapolis Local Public Improvement Bond Bank, Indiana, Waterworks Project, Series 2009A:
1,960	5.500%, 1/01/38 (Pre-refunded 1/01/19) – AGC Insured (UB)	1/19 at 100.00	Aa3 (7)	1,999,357
8,040	5.500%, 1/01/38 – AGC Insured (UB)	1/19 at 100.00	A+	8,186,971

4,000	Merrillville, Indiana, Economic Development Revenue Bonds, Belvedere Housing Project, Series 2016, 5.750%, 4/01/36	4/24 at 102.00	N/R	3,819,920

21,500	Rockport, Indiana, Revenue Bonds, AK Steel Corporation, Series 2012, 7.000%, 6/01/28 (Alternative Minimum Tax)	2/22 at 100.00	B–	21,953,220

1,500	Shoals, Indiana, Exempt Facilities Revenue Bonds, National Gypsum Company Project, Series 2013, 7.250%, 11/01/43 (Alternative Minimum Tax)	11/23 at 100.00	N/R	1,691,085

2,065	St. Joseph County, Indiana, Economic Development Revenue Bonds, Chicago Trail Village Apartments, Series 2005A, 7.500%, 7/01/35	7/18 at 100.00	N/R	2,065,372

18,375	Terre Haute, Indiana, Economic Development Solid Waste Facility Revenue Bonds, Pyrolyx USA Indiana, LLC Project, Series 2017A, 7.250%, 12/01/28 (Alternative Minimum Tax)	No Opt. Call	N/R	18,320,242

185	Terre Haute, Indiana, Economic Development Solid Waste Facility Revenue Bonds, Pyrolyx USA Indiana, LLC Project, Series 2017B, 7.250%, 12/01/20	No Opt. Call	N/R	183,320

	Terre Haute, Indiana, Multifamily Housing Revenue Bonds, Silver Birch of Terre Haute Project, Series 2017:
480	5.100%, 1/01/32	1/23 at 105.00	N/R	473,098
4,560	5.350%, 1/01/38	1/23 at 105.00	N/R	4,505,645

	Vigo County Hospital Authority, Indiana, Hospital Revenue Bonds, Union Hospital, Inc., Series 2011:
5,000	7.750%, 9/01/31 (Pre-refunded 9/01/21)	9/21 at 100.00	N/R (7)	5,888,050
5,000	8.000%, 9/01/41 (Pre-refunded 9/01/21)	9/21 at 100.00	N/R (7)	5,912,650

3,950	Whiting Redevelopment District, Indiana, Tax Increment Revenue Bonds, Series 2016, 4.000%, 1/15/32	1/23 at 100.00	N/R	3,716,950
235,190	Total Indiana			247,497,785

	Iowa – 2.2%

182,435	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Alcoa Inc. Project, Series 2012, 4.750%, 8/01/42	8/22 at 100.00	Ba2	187,807,711

136,000	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Series 2013, 5.250%, 12/01/25	12/23 at 100.00	B–	145,558,080

1,630	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Series 2016, 5.875%, 12/01/27, 144A	6/19 at 105.00	B–	1,732,869

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments    June 30, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Iowa (continued)

$8,525	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Series 2018B, 5.250%, 12/01/50 (Mandatory put 12/01/22)	12/22 at 105.00	B	$9,081,683

	Iowa Tobacco Settlement Authority, Asset Backed Settlement Revenue Bonds, Series 2005C:
14,845	5.500%, 6/01/42	9/18 at 100.00	B2	14,900,966
8,345	5.625%, 6/01/46	9/18 at 100.00	B	8,385,974

1,490	Pottawattamie County, Iowa, Revenue Bonds, Christian Homes, Inc. Obligated Group, Series 2007E, 5.750%, 5/15/31	9/18 at 100.00	BBB–	1,493,800
353,270	Total Iowa			368,961,083

	Kansas – 0.6%

	Kansas Development Finance Authority, Revenue Bonds, Sisters of Charity of Leavenworth Health Services Corporation, Tender Option Bond Trust 2015-XF0063:
1,840	13.566%, 1/01/40 (Pre-refunded 1/01/20), 144A (IF)	1/20 at 100.00	N/R (7)	2,188,220
275	13.566%, 1/01/40, 144A (IF)	1/20 at 100.00	AA–	327,044

1,810	Kansas Independent College Finance Authority, Educational Facilities Revenue Bonds, Tabor College Project, Series 2013, 5.800%, 3/01/37 (Pre-refunded 3/01/20)	3/20 at 100.00	N/R (7)	1,922,944

2,850	Lenexa, Kansas, Health Care Facilities Revenue Bonds, Lakeview Village Inc., Series 2017A, 5.000%, 5/15/43	5/27 at 100.00	BB+	3,032,400

	Olathe, Kansas, Tax Increment Revenue Bonds, Gateway Area 1 Special Obligation Series 2006:
1,000	5.000%, 3/01/19 (19)	No Opt. Call	N/R	600,000
4,780	5.000%, 3/01/26 (19)	9/18 at 100.00	N/R	2,868,000

2,790	Olathe, Kansas, Transportation Development District Sales Tax Revenue Bonds, Gateway Project Area lA, Series 2006, 5.000%, 12/01/28 (5)	9/18 at 100.00	N/R	669,600

	Overland Park Development Corporation, Kansas, First Tier Revenue Bonds, Overland Park Convention Center, Series 2007A:
13,500	5.250%, 1/01/32 – AMBAC Insured	9/18 at 100.00	Ba2	13,520,250
1,000	5.125%, 1/01/32 – AMBAC Insured	9/18 at 100.00	Ba2	1,001,500

14,000	Overland Park Development Corporation, Kansas, Second Tier Revenue Bonds, Overland Park Convention Center, Series 2007B, 5.125%, 1/01/32 – AMBAC Insured	9/18 at 100.00	Ba3	14,021,000

2,300	Overland Park, Kansas, Sales Tax Revenue Bonds, Prairiefire Community Improvement District No. 1 Project, Series 2012B, 6.100%, 12/15/34	12/22 at 100.00	N/R	2,017,422

	Overland Park, Kansas, Sales Tax Special Obligation Revenue Bonds, Prairiefire at Lionsgate Project, Series 2012:
7,385	4.375%, 12/15/23	12/22 at 100.00	N/R	6,599,014
10,955	6.000%, 12/15/32	12/22 at 100.00	N/R	9,433,022

9,965	University of Kansas Hospital Authority, Health Facilities Revenue Bonds, KU Health System, Refunding & Improvement, Series 2015, 5.000%, 9/01/45 (UB) (6)	9/25 at 100.00	AA–	11,064,040

8,690	University of Kansas Hospital Authority, Health Facilities Revenue Bonds, KU Health System, Series 2017A, 4.000%, 3/01/42 (UB) (6)	3/27 at 100.00	AA–	8,933,320

3,722	Wichita, Kansas, Multifamily Housing Revenue Bonds, Buttonwood Tree Apartments Project, Series 2002-I, 7.350%, 12/01/33 (Alternative Minimum Tax)	9/18 at 100.00	N/R	3,730,299

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Kansas (continued)

$10,845	Wyandotte County-Kansas City Unified Government, Kansas, Sales Tax Special Obligation Bonds, Vacation Village Project Area 1 and 2A, Series 2015, 6.000%, 9/01/35	9/25 at 100.00	N/R	$11,679,414

12,350	Wyandotte County-Kansas City Unified Government, Kansas, Sales Tax Special Obligation Bonds, Vacation Village Project Area 4-Major Multi-Sports Athletic Complex Project, Series 2015, 0.000%, 9/01/34, 144A	No Opt. Call	N/R	4,497,129
110,057	Total Kansas			98,104,618

	Kentucky – 0.4%

	Campbellsville, Kentucky, Industrial Building Revenue Bonds, Campbellsville University Project, Series 2017:
4,580	5.000%, 3/01/39	3/27 at 100.00	N/R	4,739,155
2,500	4.500%, 3/01/47	3/27 at 100.00	N/R	2,413,675

2,150	Kentucky Bond Development Corporation, Tax Increment Revenue Bonds, Summit Lexington Project, Series 2016A, 4.750%, 10/01/34	4/26 at 100.00	N/R	2,029,708

5,240	Kentucky Economic Development Finance Authority, Hospital Revenue Bonds, Catholic Health Initiatives, Tender Option Bond Trust 2015-XF1024, 13.377%, 1/01/45, 144A (IF) (6)	1/23 at 100.00	BBB+	6,672,302

	Kentucky Economic Development Finance Authority, Hospital Revenue Bonds, Owensboro Health, Refunding Series 2017A:
8,530	5.000%, 6/01/41	6/27 at 100.00	BB+	9,143,989
15,800	5.000%, 6/01/45	6/27 at 100.00	BB+	16,864,130

8,000	Kentucky Economic Development Finance Authority, Hospital Revenue Bonds, Owensboro Medical Health System, Series 2010A, 6.375%, 6/01/40 (Pre-refunded 6/01/20)	6/20 at 100.00	BB+ (7)	8,682,800

2,500	Kentucky Economic Development Finance Authority, Kentucky, Healthcare Facilities Revenue Bonds, Rosedale Green Project, Refunding Series 2015, 5.750%, 11/15/45	11/25 at 100.00	N/R	2,546,350

	Kentucky Economic Development Finance Authority, Revenue Bonds, Next Generation Kentucky Information Highway Project, Senior Series 2015A:
1,000	4.250%, 7/01/35	7/25 at 100.00	Baa2	1,003,620
13,975	5.000%, 1/01/45	7/25 at 100.00	Baa2	14,885,611

225	Ohio County, Kentucky, Pollution Control Revenue Bonds, Big Rivers Electric Corporation Project, Refunding Series 2010A, 6.000%, 7/15/31	7/20 at 100.00	BB	228,254
64,500	Total Kentucky			69,209,594

	Louisiana – 0.9%

41,460	Ascension Parish Industrial development Board, Louisiana, Revenue Bonds, Impala Warehousing (US) LLC Project, Series 2013, 6.000%, 7/01/36	7/23 at 100.00	N/R	44,713,366

12,690	Jefferson Parish Hospital Service District 2, Louisiana, Hospital Revenue Bonds, East Jefferson General Hospital, Refunding Series 2011, 6.375%, 7/01/41	7/21 at 100.00	B3	13,209,021

1,275	Juban Park Community Development District, Livingston Parish, Louisiana, Special Assessment Bonds, Series 2006, 5.150%, 10/01/49 (5)	No Opt. Call	N/R	357,000

1,000	Louisiana Public Facilities Authority, Revenue Bonds, Belle Chasse Educational Foundation Project, Series 2011, 6.750%, 5/01/41	5/21 at 100.00	BBB	1,063,410

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments    June 30, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Louisiana (continued)

	Louisiana Public Facilities Authority, Revenue Bonds, Lake Charles Charter Academy Foundation Project, Series 2011A:
$455	7.750%, 12/15/31	12/21 at 100.00	N/R	$489,707
7,425	8.000%, 12/15/41	12/21 at 100.00	N/R	8,027,390

1,250	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Cameron Parish, Louisiana GOMESA Project, Green Series 2018, 5.650%, 11/01/37, 144A	11/28 at 100.00	N/R	1,292,388

6,750	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Southgate Suites Retail Project, Series 2007A, 6.750%, 12/15/37 (5)	9/18 at 100.00	N/R	4,725,000

90	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Southgate Suites Retail Project, Series 2007B, 9.000%, 12/15/18 (5)	No Opt. Call	N/R	1

10,000	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Westside Habilitation Center Project, Refunding Series 2017A, 6.250%, 2/01/47, 144A	2/27 at 100.00	N/R	10,555,000

	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Womans Hospital Foundation Project, Tender Option Bonds Trust 2016-XF2336:
1,375	16.615%, 10/01/40 (Pre-refunded 10/01/20), 144A (IF) (6)	10/20 at 100.00	A (7)	1,864,390
3,315	16.606%, 10/01/40 (Pre-refunded 10/01/20), 144A (IF) (6)	10/20 at 100.00	A (7)	4,494,179

17,660	Louisiana Public Facilities Authority, Dock and Wharf Revenue Bonds, Impala Warehousing (US) LLC Project, Series 2013, 6.500%, 7/01/36, 144A (Alternative Minimum Tax)	7/23 at 100.00	N/R	19,607,192

	Louisiana Public Facilities Authority, Revenue Bonds, Loyola University Project, Refunding Series 2017:
4,515	0.000%, 10/01/33 (4)	No Opt. Call	BBB	4,051,129
20,000	0.000%, 10/01/46 (4)	10/33 at 100.00	BBB	17,518,200

	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project, Series 2011:
2,000	6.500%, 5/15/37 (Pre-refunded 5/15/21)	5/21 at 100.00	A3 (7)	2,249,480
600	6.750%, 5/15/41 (Pre-refunded 5/15/21)	5/21 at 100.00	A3 (7)	679,002

	Louisiana Public Facilities Authority, Revenue Bonds, Southwest Louisiana Charter Academy Foundation Project, Series 2013A:
3,900	8.250%, 12/15/38	12/23 at 100.00	N/R	4,209,816
4,125	8.375%, 12/15/43	12/23 at 100.00	N/R	4,338,180

5,000	Louisiana Public Facilities Authority, Solid Waste Disposal Facility Revenue Bonds, Louisiana Pellets Inc. Project, Series 2015, 7.000%, 7/01/24, 144A (Alternative Minimum Tax) (5)	No Opt. Call	N/R	50

2,070	Orange Grove Community Development District, Louisiana, Special Assessment Revenue Bonds, Series 2006, 5.300%, 11/01/21 (5)	9/18 at 100.00	N/R	351,900

	Saint Tammany Public Trust Financing Authority, Louisiana, Revenue Bonds, Christwood Project, Refunding Series 2015:
865	5.250%, 11/15/29	11/24 at 100.00	N/R	940,904
1,000	5.250%, 11/15/37	11/24 at 100.00	N/R	1,069,600

6,300	West Trace Community Development District, Westlake, Louisiana, Special Assessment Revenue Bonds, Series 2018, 6.875%, 12/01/46 (WI/DD, Settling 7/20/18)	No Opt. Call	N/R	6,202,728
155,120	Total Louisiana			152,009,033

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Maine – 0.2%

$13,115	Maine Finance Authority, Solid Waste Disposal Revenue Bonds, Coastal Resources of Maine LLC Project, Green Series 2017, 5.375%, 12/15/33, 144A (Alternative Minimum Tax)	12/26 at 100.00	N/R	$13,663,994

	Maine Health and Higher Educational Facilities Authority, Revenue Bonds, Maine General Medical Center, Series 2011:
2,300	6.950%, 7/01/36	7/21 at 100.00	Ba3	2,510,036
6,500	7.000%, 7/01/41	7/21 at 100.00	Ba3	7,110,415

3,950	Rumford, Maine, Solid Waste Disposal Revenue Bonds, Boise Cascade Corporation Project, Series 2001, 6.875%, 10/01/26 (Alternative Minimum Tax)	9/18 at 100.00	B3	3,949,763
25,865	Total Maine			27,234,208

	Maryland – 1.6%

	Anne Arundel County, Maryland, Special Tax District Revenue Bonds, Villages at Two Rivers Projects, Series 2014:
1,310	4.900%, 7/01/30	7/24 at 100.00	N/R	1,326,965
1,035	5.125%, 7/01/36	7/24 at 100.00	N/R	1,051,260
1,840	5.250%, 7/01/44	7/24 at 100.00	N/R	1,866,496

1,500	Baltimore, Maryland, Special Obligation Bonds, Center/West Development Project, Series 2017A, 5.500%, 6/01/43	6/26 at 100.00	N/R	1,535,640

2,040	Baltimore, Maryland, Special Obligation Bonds, East Baltimore Research Park Project, Series 2017A, 5.000%, 9/01/38	9/27 at 100.00	N/R	2,190,226

6,030	Baltimore, Maryland, Special Obligation Bonds, Harbor Point Project, Refunding Series 2016, 5.125%, 6/01/43	6/26 at 100.00	N/R	6,274,215

8,062	Brunswick, Frederick County, Maryland, Special Obligation Bonds, Brunswick Crossing Special Taxing District, Series 2006, 5.500%, 7/01/36	9/18 at 100.00	N/R	8,066,595

	Howard County, Maryland, Special Obligation Bonds, Annapolis Junction Town Center Project, Series 2014:
725	5.800%, 2/15/34	2/24 at 100.00	N/R	742,719
1,000	6.100%, 2/15/44	2/24 at 100.00	N/R	1,029,560

3,150	Howard County, Maryland, Special Obligation Bonds, Downtown Columbia Project, Series 2017A, 4.500%, 2/15/47, 144A	2/26 at 100.00	N/R	3,200,652

29,010	Maryland Economic Development Corporation, Port Facilities Revenue Bonds, CNX Marine Terminals Inc. Port of Baltimore Facility, Refunding Series 2010, 5.750%, 9/01/25	9/20 at 100.00	BB–	30,244,956

	Maryland Economic Development Corporation, Revenue Bonds, Chesapeake Bay Hyatt Conference Center, Series 2006A:
1,650	5.000%, 12/01/18 (5)	No Opt. Call	N/R	1,047,750
83,115	5.000%, 12/01/31 (5)	9/18 at 100.00	N/R	52,778,025

4,500	Maryland Economic Development Corporation, Revenue Bonds, Chesapeake Bay Hyatt Conference Center, Series 2006B, 5.250%, 12/01/31 (5)	9/18 at 100.00	N/R	2,857,500

	Maryland Economic Development Corporation, Special Obligation Bonds, Metro Centre Owings Mills Project, Series 2017:
3,000	4.375%, 7/01/36	1/27 at 100.00	N/R	3,082,530
4,460	4.500%, 7/01/44	1/27 at 100.00	N/R	4,573,998

2,050	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds Doctors Community Hospital, Series 2017B, 5.000%, 7/01/38	7/27 at 100.00	Baa3	2,240,835

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments    June 30, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Maryland (continued)

$1,800	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Ascension Health Alliance Senior Credit Group, Series 2012B, 5.000%, 11/15/51 (UB) (6)	11/21 at 100.00	Aa2	$1,940,148

	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Ascension Health Alliance Senior Credit Group, Tender Option Bond Trust 2015-XF0130:
1,000	16.076%, 11/15/19, 144A (IF) (6)	No Opt. Call	Aa2	1,389,310
1,155	16.076%, 11/15/19, 144A (IF) (6)	No Opt. Call	Aa2	1,604,653
1,135	16.048%, 11/15/43, 144A (IF) (6)	11/21 at 100.00	Aa2	1,575,982

	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Green Street Academy, Series 2017A:
1,000	5.125%, 7/01/37, 144A	7/27 at 100.00	N/R	1,012,580
1,800	5.250%, 7/01/47, 144A	7/27 at 100.00	N/R	1,805,112
1,530	5.375%, 7/01/52, 144A	7/27 at 100.00	N/R	1,541,383

20,440	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, MedStar Health Issue, Series 2015, 5.000%, 8/15/42 (UB) (6)	2/25 at 100.00	A–	22,527,946

2,495	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, MedStar Health Issue, Tender Option Bond Trust 2015-XF1021, 13.071%, 8/15/42, 144A (IF) (6)	2/25 at 100.00	A–	3,512,910

	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, MedStar Health Issue, Series 2017A:
34,180	5.000%, 5/15/45 (UB)	5/27 at 100.00	A–	38,306,893
17,070	4.000%, 5/15/47 (UB) (6)	5/27 at 100.00	A–	17,375,894

1,500	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Patterson Park Public Charter School Issue, Series 2010, 6.125%, 7/01/45	7/19 at 100.00	BB	1,515,735

19,710	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, University of Maryland Medical System Issue, Series 2017D, 4.000%, 7/01/48 (WI/DD, Settling 7/05/18) (UB)	1/28 at 100.00	A–	20,100,455

19,970	Montgomery County, Maryland, Revenue Bonds, Trinity Health Credit Group, Series 2015, 5.000%, 12/01/44 (UB) (6)	6/25 at 100.00	AA–	22,208,637

5,100	Prince George’s County Revenue Authority, Maryland, Special Obligation Bonds, Suitland-Naylor Road Project, Series 2016, 5.000%, 7/01/46	1/26 at 100.00	N/R	5,092,350
284,362	Total Maryland			265,619,910

	Massachusetts – 0.5%

16,000	Massachusetts Development Finance Agency Revenue Bonds, Partners HealthCare System Issue, Series 2015, 5.000%, 7/01/45 (UB) (6)	7/25 at 100.00	AA–	17,855,840

14,005	Massachusetts Development Finance Agency, Resource Recovery Revenue Refunding Bonds, Covanta Energy Project, Series 2012B, 4.875%, 11/01/42, 144A	9/18 at 100.00	BB–	14,009,482

2,500	Massachusetts Development Finance Agency, Revenue Bonds, Loomis Communities, Series 2013A, 6.000%, 1/01/33	1/23 at 100.00	BBB	2,824,375

7,500	Massachusetts Development Finance Agency, Revenue Bonds, Merrimack College, Series 2014, 5.125%, 7/01/44	7/24 at 100.00	BBB–	8,115,450

3,500	Massachusetts Development Finance Agency, Revenue Bonds, SABIS International Charter School, Series 2009A, 8.000%, 4/15/39 (Pre-refunded 10/15/19)	10/19 at 100.00	N/R (7)	3,782,345

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Massachusetts (continued)

$13,930	Massachusetts Educational Financing Authority, Education Loan Revenue Bonds, Series 2017B, 4.250%, 7/01/46 (Alternative Minimum Tax) (UB)	7/26 at 100.00	A	$14,223,644

810	Massachusetts Housing Finance Agency, Housing Bonds, Tender Option Bond Trust 2016-XL0018, 15.541%, 6/01/41, 144A (Alternative Minimum Tax) (IF) (6)	6/20 at 100.00	AA–	894,418

10,130	Massachusetts Port Authority, Revenue Bonds, Series 2016B, 4.000%, 7/01/46 (Alternative Minimum Tax) (UB) (6)	7/26 at 100.00	AA	10,366,839

2,990	Massachusetts State, General Obligation Bonds, Consolidated Loan, Series 2016E, 4.000%, 4/01/33 (UB)	4/25 at 100.00	AA	3,148,799

15,000	Massachusetts State, General Obligation Bonds, Consolidated Loan, Series 2018D, 4.000%, 5/01/48 (UB)	5/28 at 100.00	AA	15,555,300
86,365	Total Massachusetts			90,776,492

	Michigan – 0.8%

	Advanced Technology Academy, Michigan, Public School Academy Revenue Bonds, Series 2008:
3,120	6.000%, 11/01/28	11/18 at 100.00	BB	3,128,518
5,105	6.000%, 11/01/37	11/18 at 100.00	BB	5,109,952

1,050	Chandler Park Academy, Michigan, Public School Academy Charter School Revenue Bonds, Series 2005, 5.125%, 11/01/30	9/18 at 100.00	BBB	1,050,525

1,955	Concord Academy, Boyne City, Michigan, Certificates of Participation, Series 2007, 5.600%, 11/01/36	9/18 at 100.00	N/R	1,835,550

	Conner Creek Academy East, Michigan, Public School Revenue Bonds, Series 2007:
4,005	5.000%, 11/01/26	9/18 at 100.00	B	3,703,063
3,750	5.250%, 11/01/31	9/18 at 100.00	B	3,458,513
3,840	5.250%, 11/01/36	9/18 at 100.00	B	3,315,072

	Detroit Academy of Arts and Sciences, Michigan, Public School Academy Revenue Bonds, Refunding Series 2013:
3,150	6.000%, 10/01/33	10/23 at 100.00	N/R	3,060,918
4,110	6.000%, 10/01/43	10/23 at 100.00	N/R	3,797,435

	Detroit Community High School, Michigan, Public School Academy Revenue Bonds, Series 2005:
1,390	5.650%, 11/01/25	9/18 at 100.00	B–	960,921
500	5.750%, 11/01/30	9/18 at 100.00	B–	317,040
2,425	5.750%, 11/01/35	9/18 at 100.00	B–	1,475,128

2,865	Detroit Local Development Finance Authority, Michigan, Tax Increment Bonds, Series 1998A, 5.500%, 5/01/21	11/18 at 100.00	B–	2,837,954

	Detroit, Michigan, General Obligation Bonds, Series 2003A:
168	5.250%, 4/01/19 – SYNCORA GTY Insured	9/18 at 100.00	N/R	167,918
465	5.250%, 4/01/22 – SYNCORA GTY Insured	9/18 at 100.00	N/R	453,868
159	5.250%, 4/01/23 – SYNCORA GTY Insured	9/18 at 100.00	N/R	153,052

3,500	Flint International Academy, Michigan, Public School Academy Revenue Bonds, Series 2007, 5.750%, 10/01/37	9/18 at 100.00	BB	3,499,860

2,700	Kentwood Economic Development Corporation, Michigan, Limited Obligation Revenue Bonds, Holland Home Obligated Group, Refunding Series 2012, 5.625%, 11/15/41	5/22 at 100.00	BBB–	2,905,686

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments    June 30, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Michigan (continued)

	Michigan Finance Authority, Limited Obligation Revenue Bonds, Michigan Technical Academy, Series 2011:
$1,230	5.700%, 10/01/21 (5)	No Opt. Call	N/R	$36,900
2,140	7.100%, 10/01/31 (5)	10/21 at 100.00	N/R	64,200
7,000	7.450%, 10/01/41 (5)	10/21 at 100.00	N/R	210,000

9,000	Michigan Finance Authority, Michigan, Revenue Bonds, Trinity Health Credit Group, Series 2017A, 4.000%, 12/01/40 (UB) (6)	12/27 at 100.00	AA–	9,270,450

1,495	Michigan Finance Authority, Public School Academy Limited Obligation Revenue Bonds, Creative Montessori Academy Project, Series 2011, 7.000%, 5/01/31	9/18 at 100.00	BBB–	1,496,734

1,170	Michigan Finance Authority, Public School Academy Limited Obligation Revenue Bonds, Holly Academy Project, Refunding Series 2011, 8.000%, 10/01/40	10/21 at 100.00	BBB–	1,272,363

6,875	Michigan Finance Authority, Public School Academy Limited Obligation Revenue Bonds, Hope Academy Project, Series 2011, 8.125%, 4/01/41	4/21 at 100.00	B	5,848,563

400	Michigan Finance Authority, Public School Academy Limited Obligation Revenue Bonds, Old Redford Academy Project, Series 2010A, 6.500%, 12/01/40	12/20 at 100.00	BB–	402,708

11,140	Michigan Finance Authority, Public School Academy Limited Obligation Revenue Bonds, Voyageur Academy Project, Refunding Series 2017. Private Placement of 2017, 5.900%, 7/15/46, 144A	7/27 at 100.00	N/R	9,085,004

1,810	Michigan Finance Authority, Public School Academy Limited Obligation Revenue Refunding Bonds, Cesar Chavez Academy Project, Series 2012, 5.750%, 2/01/33	2/20 at 101.00	BB+	1,834,507

1,000	Michigan Finance Authority, Public School Academy Revenue Bonds, Detroit Service Learning Academy Project, Refunding Series 2011, 7.000%, 10/01/36	10/21 at 100.00	B	934,610

	Michigan Housing Development Authority, Rental Housing Revenue Bonds, Series 2015A:
6,675	4.350%, 10/01/45 (UB) (6)	10/24 at 100.00	AA	6,884,528
13,525	4.600%, 4/01/52 (UB) (6)	10/24 at 100.00	AA	14,014,199

925	Michigan Public Educational Facilities Authority, Charter School Revenue Bonds, American Montessori Academy, Series 2007, 6.500%, 12/01/37	9/18 at 100.00	N/R	924,954

2,000	Michigan Public Educational Facilities Authority, Charter School Revenue Bonds, American Montessori Academy, Series 2017, 7.000%, 12/01/46	12/27 at 100.00	N/R	1,992,480

1,505	Michigan Public Educational Facilities Authority, Limited Obligation Revenue Bonds, Chandler Park Academy Project, Series 2008, 6.500%, 11/01/35	9/18 at 100.00	BBB	1,506,746

1,750	Michigan Public Educational Facilities Authority, Limited Obligation Revenue Bonds, Richfield Public School Academy, Series 2007, 5.000%, 9/01/36	9/18 at 100.00	BBB–	1,741,618

3,180	Michigan Public Educational Facilities Authority, Limited Obligation Revenue Bonds, David Ellis Academy-West Charter School Project, Series 2007, 5.875%, 6/01/37	9/18 at 100.00	N/R	3,100,150

	Michigan Public Educational Facilities Authority, Limited Obligation Revenue Bonds, Dr. Joseph F. Pollack Academic Center of Excellence Project, Series 2010:
100	7.250%, 4/01/20	No Opt. Call	BB	103,620
1,140	8.000%, 4/01/30	4/20 at 100.00	BB	1,190,890
500	8.000%, 4/01/40	4/20 at 100.00	BB	520,890

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Michigan (continued)

$12,965	Michigan Strategic Fund, Limited Obligation Revenue Bonds, Detroit Thermal LLC Project, Series 2013, 8.500%, 12/01/30, 144A (Alternative Minimum Tax)	12/23 at 100.00	N/R	$13,715,155

10,900	Michigan Tobacco Settlement Finance Authority, Tobacco Settlement Asset-Backed Revenue Bonds, Series 2008A, 6.875%, 6/01/42	9/18 at 100.00	B2	10,921,473

	Renaissance Public School Academy, Public School Academy Revenue Bonds, Series 2012A:
1,065	5.500%, 5/01/27	5/22 at 100.00	BB+	1,099,911
1,565	6.000%, 5/01/37	5/22 at 100.00	BB+	1,616,035

1,500	Saline Economic Development Corporation, Michigan, Limited Obligation Revenue and Refunding Bonds, Evangelical Homes of Michigan, Series 2012, 5.250%, 6/01/32	6/22 at 100.00	BB+	1,558,395

1,000	Star International Academy, Wayne County, Michigan, Public School Academy Revenue Bonds, Refunding Series 2012, 5.000%, 3/01/33	3/20 at 101.00	BBB	1,027,180

	Summit Academy North, Michigan, Revenue Bonds, Public School Academy Series 2011:
300	6.750%, 5/01/21	No Opt. Call	BB	315,597
1,615	7.750%, 5/01/31	5/21 at 100.00	BB	1,771,655
3,460	8.000%, 5/01/41	5/21 at 100.00	BB	3,785,551

2,295	Summit Academy, Michigan, Revenue Bonds, Public School Academy Series 2005, 6.375%, 11/01/35	9/18 at 100.00	BB–	2,296,538
155,482	Total Michigan			141,774,577

	Minnesota – 1.0%

	Anoka, Minnesota, Health Care and Housing Facility Revenue Bonds, The Homestead at Anoka, Inc. Project, Series 2014:
1,200	5.375%, 11/01/34	11/24 at 100.00	N/R	1,278,936
1,000	5.125%, 11/01/49	11/24 at 100.00	N/R	1,032,910

935	Baytown Township, Minnesota Charter School Lease Revenue Bonds, Saint Croix Preparatory Academy, Refunding Series 2016A, 4.250%, 8/01/46	8/26 at 100.00	BB+	903,706

14,220	Bloomington Port Authority, Minnesota, Recovery Zone Facility Revenue Bonds, Radisson Blu MOA, LLC Project, Series 2010, 9.000%, 12/01/35	12/20 at 100.00	N/R	15,869,093

	Brooklyn Park, Minnesota, Charter School Lease Revenue Bonds, Athlos Leadership Academy Project, Series 2015A:
750	5.500%, 7/01/40	7/25 at 100.00	N/R	764,370
1,420	5.750%, 7/01/46	7/25 at 100.00	N/R	1,462,785

2,000	Brooklyn Park, Minnesota, Charter School Lease Revenue Bonds, Prairie Seeds Academy Project, Refunding Series 2015A, 5.000%, 3/01/39	3/25 at 100.00	BB+	2,029,300

1,940	Chaska, Minnesota, Lease Revenue Bonds, World Learner School Project, Series, 8.000%, 12/01/43	12/21 at 100.00	N/R	2,142,711

	City of Ham Lake, Minnesota, Charter School Lease Revenue Bonds, DaVinci Academy Project, Series 2016A:
700	5.000%, 7/01/36	7/24 at 102.00	N/R	714,329
3,510	5.000%, 7/01/47	7/24 at 102.00	N/R	3,542,222

	Columbus, Minnesota, Charter School Lease Revenue Bonds, New Millennium Academy Project, Series 2015A:
1,050	5.500%, 7/01/30	7/25 at 100.00	B–	958,556
6,200	5.875%, 7/01/40	7/25 at 100.00	B–	5,479,746
5,000	6.000%, 7/01/45	7/25 at 100.00	B–	4,419,100

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments    June 30, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Minnesota (continued)

$1,000	Deephaven, Minnesota, Charter School Lease Revenue Bonds, Eagle Ridge Academy Project, Series 2013A, 5.125%, 7/01/48 (Pre-refunded 7/01/23)	7/23 at 100.00	N/R (7)	$1,141,700

1,000	Deephaven, Minnesota, Charter School Lease Revenue Bonds, Eagle Ridge Academy Project, Series 2015A, 5.500%, 7/01/50	7/25 at 100.00	BB+	1,061,900

	Deephaven, Minnesota, Charter School Lease Revenue Bonds, Seven Hills Preparatory Academy Project, Series 2017A:
900	5.000%, 10/01/37	10/24 at 100.00	N/R	905,202
1,700	5.000%, 10/01/49	10/24 at 100.00	N/R	1,697,195

1,000	Faribault, Minnesota, Housing Revenue Bonds, Faribault Senior Living LLC Project, Series 2010, 7.000%, 5/01/45	5/20 at 100.00	N/R	1,021,010

	Greenwood, Minnesota, Charter School Lease Revenue Bonds, Main Street School of Performing Arts Project, Series 2016A:
2,360	5.000%, 7/01/36	7/26 at 100.00	N/R	2,294,510
4,925	5.000%, 7/01/47	7/26 at 100.00	N/R	4,597,094

2,575	Ham Lake, Minnesota Charter School Lease Revenue Bonds, Parnassus Preparatory School Project, Series 2016A, 5.000%, 11/01/47	11/26 at 100.00	BB	2,601,033

2,000	Hayward, Minnesota, Health Care Facilities Revenue Bonds, American Baptist Homes of the Midwest Obligated Group, Series 2014, 5.750%, 2/01/44	8/24 at 100.00	N/R	2,056,600

	Hugo, Minnesota, Charter School Lease Revenue Bonds, Noble Academy Project, Series 2014A:
810	5.000%, 7/01/34	7/24 at 100.00	BB+	845,770
3,940	5.000%, 7/01/44	7/24 at 100.00	BB+	4,057,097

1,870	Independence, Minnesota, Charter School Lease Revenue Bonds, Beacon Academy Project, Series 2016A, 5.000%, 7/01/48	7/26 at 100.00	N/R	1,720,550

2,285	International Falls, Minnesota, Solid Waste Disposal Revenue Bonds, Boise Cascade Corporation Project, Refunding Series 1999, 6.850%, 12/01/29 (Alternative Minimum Tax)	9/18 at 100.00	B3	2,284,863

	Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Hiawatha Academies Project, Series 2016A:
1,000	5.000%, 7/01/36	7/24 at 102.00	N/R	1,011,170
2,640	5.000%, 7/01/47	7/24 at 102.00	N/R	2,631,974

	Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Spero Academy Project, Series 2017A:
1,080	6.000%, 7/01/32, 144A	7/27 at 100.00	N/R	1,071,932
1,250	6.250%, 7/01/37, 144A	7/27 at 100.00	N/R	1,240,400
5,510	6.500%, 7/01/48, 144A	7/27 at 100.00	N/R	5,445,478

	Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Twin Cities International Schools Project, Series 2017A:
1,680	5.000%, 12/01/37, 144A	12/27 at 100.00	N/R	1,639,159
5,625	5.000%, 12/01/47, 144A	12/27 at 100.00	N/R	5,318,719

	Minneapolis, Minnesota, Recovery Zone Facility Revenue Bonds, Mozaic Parking, LLC Project, Series 2010A:
1,050	7.750%, 1/01/33	1/21 at 100.00	N/R	1,070,129
1,000	8.500%, 1/01/41	1/21 at 100.00	N/R	1,023,040

1,500	Oak Park Heights, Minnesota, Senior Housing Revenue Bonds, Oakgreen Commons Project, Series 2010, 7.000%, 8/01/45	8/20 at 100.00	N/R	1,545,300

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Minnesota (continued)

	Otsego, Minnesota, Charter School Lease Revenue Bonds, Kaleidoscope Charter School Project, Series 2014A:
$500	5.000%, 9/01/34	9/24 at 100.00	BB+	$509,515
1,840	5.000%, 9/01/44	9/24 at 100.00	BB+	1,853,450

	Saint Cloud, Minnesota, Charter School Lease Revenue Bonds, Stride Academy Project, Series 2016A:
2,025	5.000%, 4/01/36	4/26 at 100.00	CCC–	1,222,796
3,085	5.000%, 4/01/46	4/26 at 100.00	CCC–	1,860,286

2,500	Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds, Community of Peace Academy Project, Refunding Series 2015A, 5.000%, 12/01/46	12/24 at 100.00	BBB–	2,574,450

21,815	Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds, Community School of Excellence, Series 2016A, 5.750%, 7/01/47, 144A	7/26 at 100.00	N/R	20,390,262

1,500	Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds, Great River School Project, Series 2017A, 5.500%, 7/01/52, 144A	7/27 at 100.00	N/R	1,543,935

1,695	Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds, Hmong Education Reform Company, Series 2012A, 5.500%, 9/01/43	9/20 at 101.00	BB+	1,736,358

1,500	Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds, Nova Classical Academy, Series 2016A, 4.125%, 9/01/47	9/24 at 102.00	BBB–	1,473,675

	Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds, Twin Cities Academy Project, Series 2015A:
40	5.000%, 7/01/35	7/25 at 100.00	BB	41,261
1,715	5.300%, 7/01/45	7/25 at 100.00	BB	1,765,438

1,000	Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds, Twin Cities German Immersion School, Series 2013A, 5.000%, 7/01/44	7/23 at 100.00	BB+	1,014,990

	Saint Paul Housing and Redevelopment Authority, Minnesota, Collateralized Multifamily Housing Revenue Bonds, Marian Center Project, Series 2007A:
845	5.300%, 11/01/30	11/18 at 100.00	N/R	835,899
1,225	5.375%, 5/01/43	9/18 at 100.00	N/R	1,181,807

2,150	Saint Paul Housing and Redevelopment Authority, Minnesota, Lease Revenue Bonds, Hope Community Academy Project, Series 2015A, 5.000%, 12/01/43	12/24 at 100.00	BB	2,166,319

1,155	Saint Paul Park, Minnesota, Senior Housing and Health Care Revenue Bonds, Presbyterian Homes Bloomington Project, Refunding Series 2017, 5.000%, 9/01/42	9/24 at 100.00	N/R	1,265,637

11,875	Saint Paul Port Authority, Minnesota, Solid Waste Disposal Revenue Bonds, Gerdau Saint Paul Steel Mill Project, Series 2012-7, 4.500%, 10/01/37, 144A (Alternative Minimum Tax)	10/22 at 100.00	Ba2	11,286,713

1,000	Sauk Rapids, Minnesota, Health Care and Housing Facilities Revenue Bonds, Good Shepherd Lutheran Home, Refunding Series 2013, 5.125%, 1/01/39	1/23 at 100.00	N/R	1,023,130

4,795	Savage, Minnesota Charter School Lease Revenue Bonds, Aspen Academy Project, Series 2016A, 5.125%, 10/01/48	10/26 at 100.00	N/R	4,329,214

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments    June 30, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Minnesota (continued)

	Stillwater, Minnesota, Multifamily Housing Revenue Bonds, Orleans Homes LP, Series 2007:
$1,380	5.250%, 2/01/27 (Alternative Minimum Tax)	9/18 at 100.00	N/R	$1,380,317
800	5.500%, 2/01/42 (Alternative Minimum Tax)	9/18 at 100.00	N/R	800,112

	Wayzata, Minnesota, Senior Housing Revenue Bonds, Folkestone Senior Living Community, Series 2012A:
1,485	5.500%, 11/01/32	5/19 at 102.00	N/R	1,540,287
3,000	5.750%, 11/01/39	5/19 at 102.00	N/R	3,114,240
6,100	6.000%, 5/01/47	5/19 at 102.00	N/R	6,340,035

	Winona Port Authority, Minnesota, Charter School Lease Revenue Bonds, Bluffview Montessori School Project, Refunding Series 2016:
315	4.500%, 6/01/36	6/24 at 100.00	N/R	313,072
730	4.750%, 6/01/46	6/24 at 100.00	N/R	722,174

	Winsted, Minnesota, Health Care Revenue Bonds, Saint Marys Care Center Project, Series 2010A:
824	6.250%, 9/01/30 (5)	9/18 at 100.00	N/R	576,772
2,678	6.875%, 9/01/42 (5)	9/18 at 100.00	N/R	1,874,508
168,197	Total Minnesota			163,616,241

	Mississippi – 0.0%

1,263	Mississippi Home Corporation, Multifamily Housing Revenue Bonds, Tupelo Personal Care Apartments, Series 2004-2, 6.125%, 9/01/34 (Alternative Minimum Tax)	10/19 at 100.00	N/R	1,166,779

	Missouri – 1.5%

8,309	Branson Industrial Development Authority, Missouri, Tax Increment Revenue Bonds, Branson Shoppes Redevelopment Project, Refunding Series 2017B, 5.000%, 11/01/29, 144A	9/18 at 100.00	N/R	6,642,612

195	Cape Girardeau County Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Southeasthealth, Series 2016A, 6.000%, 3/01/33	3/23 at 103.00	BBB–	221,764

	Fulton, Missouri, Tax Increment Revenue Bonds, Fulton Commons Redevelopment Project, Series 2006:
590	5.000%, 6/01/20	9/18 at 100.00	N/R	383,500
3,000	5.000%, 6/01/28	9/18 at 100.00	N/R	1,950,000

1,475	Hanley Road Corridor Transportation Development District, Brentwood and Maplewood, Missouri, Transportation Sales Revenue Bonds, Refunding Series 2009A, 5.875%, 10/01/36	10/19 at 100.00	A–	1,518,660

1,900	Hanley/Eager Road Transportation Development District, Missouri, Revenue Bonds, Refunding Series 2016A, 4.000%, 3/01/42	3/21 at 100.00	N/R	1,823,981

	Kansas City Industrial Development Authority, Missouri, Sales Tax Revenue Bonds, Ward Parkway Center Community Improvement District, Senior Refunding & Improvement Series 2016:
775	5.000%, 4/01/36, 144A	4/26 at 100.00	N/R	802,613
3,140	5.000%, 4/01/46, 144A	4/26 at 100.00	N/R	3,202,392

4,758	Kansas City Industrial Development Authority, Missouri, Sales Tax Revenue Bonds, Ward Parkway Center Community Improvement District, Subordinate Refunding & Improvement Series 2016, 8.000%, 4/15/46, 144A	4/26 at 100.00	N/R	4,789,450

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Missouri (continued)

$1,200	Kirkwood Industrial Development Authority, Missouri, Retirement Community Revenue Bonds, Aberdeen Heights Project, Refunding Series 2017A, 5.250%, 5/15/42	5/27 at 100.00	BB	$1,283,244

7,638	Lakeside 370 Levee District, Saint Charles, Missouri, Subdistrict A Bonds, Refunding Series 2015A, 5.750%, 4/01/55	No Opt. Call	N/R	7,311,221

9,059	Lakeside 370 Levee District, Saint Charles, Missouri, Subdistrict B Bonds, Refunding Taxable Series 2015B, 0.000%, 4/01/55	10/18 at 100.00	N/R	1,585,313

	Land Clearance for Redevelopment Authority of Kansas City, Missouri, Project Revenue Bonds, Convention Center Hotel Project – CID Special Assessments, Series 2018A:
5,500	6.625%, 4/15/49, 144A	4/28 at 100.00	N/R	5,552,745
10,000	6.250%, 4/15/49, 144A	4/28 at 100.00	N/R	9,719,300

	Lees Summit Industrial Development Authority, Missouri, Special Assessment and Sales Tax Revenue Bonds, Summit Fair Community Improvement District Project, Series 2012:
1,160	5.000%, 5/01/35	5/20 at 100.00	N/R	1,163,735
2,365	6.000%, 5/01/42	5/20 at 100.00	N/R	2,374,886

2,500	Lee’s Summit, Missouri, Special Obligation Tax Increment and Special District Improvement Bonds, Summit Fair Project, Refunding Series 2017, 4.875%, 11/01/37, 144A	11/27 at 100.00	N/R	2,440,700

	Liberty, Missouri, Special Obligation Tax Increment and Special Districts Bonds, Liberty Commons Project, Series 2015A:
4,200	5.750%, 6/01/35, 144A	6/25 at 100.00	N/R	4,137,336
3,965	6.000%, 6/01/46, 144A	6/25 at 100.00	N/R	3,948,783

7,095	Liberty, Missouri, Special Obligation Tax Increment and Special Districts Bonds, Liberty Commons Project, Subordinate Lien Series 2015B, 8.500%, 6/15/46, 144A	6/25 at 100.00	N/R	7,101,102

38,395	Missouri Health and Education Facilities Authority, Health Facilities Revenue Bonds, Saint Luke’s Health System, Inc., Series 2018A, 4.000%, 11/15/48 (UB) (6)	5/28 at 100.00	A+	38,925,619

5,085	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, CoxHealth, Tender Option Bond Trust 2015-XF1015, 12.850%, 11/15/48, 144A (IF) (6)	11/23 at 100.00	A2	6,533,615

12,750	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, CoxHealth, Series 2013A, 5.000%, 11/15/48 (UB) (6)	11/23 at 100.00	A2	13,658,565

	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, Mercy Health, Series 2017C:
3,345	4.000%, 11/15/47 (UB) (6)	11/27 at 100.00	AA–	3,423,708
24,945	4.000%, 11/15/49 (UB) (6)	11/27 at 100.00	AA–	25,492,293

	Missouri Health and Educational Facilities Authority, Revenue Bonds, Children’s Mercy Hospital, Series 2017A:
41,750	4.000%, 5/15/48 (UB) (6)	5/27 at 102.00	A+	42,403,388
9,500	4.000%, 5/15/42 (UB) (6)	5/27 at 102.00	A+	9,691,805

	Plaza at Noah’s Ark Community Improvement District, Saint Charles, Missouri, Tax Increment and Improvement District Revenue Bonds, Series 2015:
3,155	5.000%, 5/01/30	5/21 at 100.00	N/R	3,096,822
750	5.000%, 5/01/35	5/21 at 100.00	N/R	734,085

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments    June 30, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Missouri (continued)

$1,660	Raymore, Missouri, Tax Increment Revenue Bonds, Raymore Galleria Project, Refunding & Improvement Series 2014A, 5.375%, 5/01/28	5/23 at 100.00	N/R	$1,723,014

3,535	Saint Charles County Industrial Development Authority, Missouri, Sales Tax Revenue Bonds, O’Fallon Retail Walk Community Improvement District Project, Series 2017A, 6.250%, 12/01/36, 144A	12/26 at 100.00	N/R	3,590,146

	Saint Joseph Industrial Development Authority, Missouri, Tax Increment Bonds, Shoppes at North Village Project, Series 2005A:
270	5.100%, 11/01/19	9/18 at 100.00	N/R	270,092
1,000	5.375%, 11/01/24	9/18 at 100.00	N/R	1,000,000

1,310	Saint Joseph Industrial Development Authority, Missouri, Tax Increment Bonds, Shoppes at North Village Project, Series 2005B, 5.375%, 11/01/23	9/18 at 100.00	N/R	1,310,183

	Saint Louis County Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Nazareth Living Center, Series 2015A:
600	5.000%, 8/15/35	8/25 at 100.00	N/R	620,280
1,800	5.125%, 8/15/45	8/25 at 100.00	N/R	1,853,406

	Saint Louis Industrial Development Authority, Missouri, Confluence Academy Project, Series 2007A:
1,295	5.250%, 6/15/25	9/18 at 100.00	N/R	1,286,039
5,700	5.350%, 6/15/32	9/18 at 100.00	N/R	5,358,114

2,000	Saint Louis Land Clearance for Redevelopment Authority, Missouri, Annual Appropriation Redevelopment Revenue Bonds, National Geospatial-Intelligence Agency Site Improvement Project, Series 2017B, 4.000%, 6/01/37	12/26 at 100.00	Baa2	2,002,780

8,415	Saint Louis Land Clearance for Redevelopment Authority, Missouri, Tax-Exempt Recovery Zone Facilities Improvement, Special Revenue Bonds, Kiel Opera House Project, Series 2010B, 7.000%, 9/01/35	9/20 at 100.00	N/R	8,706,075

1,664	Saint Louis, Missouri, Tax Increment Bonds, 410 North Jefferson Lofts Project, Series 2007, 5.500%, 9/01/27 (20)	9/18 at 100.00	N/R	465,920

1,319	Saint Louis, Missouri, Tax Increment Financing Revenue Bonds, City Hospital Tax Increment District, Series 2007, 6.000%, 8/23/26	9/18 at 100.00	N/R	1,218,057

2,505	Saint Louis, Missouri, Tax Increment Financing Revenue Notes, Marquette Building Redevelopment Project, Series 2008-A, 6.500%, 1/23/28	3/19 at 100.00	N/R	1,446,086

1,261	Saint Louis, Missouri, Tax-Exempt Revenue Notes, City Block 1859, Grand Avenue/Cozens/Evans Redevelopment Project, Series 2008-A, 6.500%, 12/11/29	9/18 at 100.00	N/R	1,253,913

5,100	Shrewsbury, Missouri, Tax Increment and Improvement District Revenue Bonds, Kenrick Plaza Redevelopment Project, Series 2016, 4.000%, 5/01/36, 144A	5/25 at 100.00	N/R	4,620,294

924	St Louis, Missouri, Tax Increment Financing District Revenue Bonds, Gaslight Square East Project, Series 2006, 5.500%, 1/22/28	9/18 at 100.00	N/R	850,930

2,205	St Louis, Missouri, Tax Increment Financing District Revenue Bonds, Printers Lofts Project, Series 2006, 6.000%, 8/21/26 (21)	No Opt. Call	N/R	595,350

3,215	St. Louis County Industrial Development Authority, Missouri, Revenue Bonds, Saint Andrew’s Resources for Seniors, Series 2015A, 5.125%, 12/01/45	12/25 at 100.00	N/R	3,387,935

155	Stoddard County Industrial Development Authority, Missouri, Health Facility Revenue Bonds, Southeasthealth, Series 2016B, 6.000%, 3/01/37	3/23 at 103.00	BBB–	175,407

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Missouri (continued)

	Tender Option Bond Trust Receipts/Certificates:

$10,100	The Industrial Development Authority of the City of Saint Louis, Missouri, Development Financing Revenue Bonds, Ballpark Village Development Project, Series 2017A, 4.750%, 11/15/47	11/26 at 100.00	N/R	$10,423,200
274,532	Total Missouri			264,070,458

	Montana – 0.0%

500	Kalispell, Montana, Housing and Healthcare Facilities Revenue Bonds, Immanuel Lutheran Corporation, Series 2017A, 5.250%, 5/15/37	5/25 at 102.00	N/R	527,890

	Nebraska – 0.0%

	Douglas County Hospital Authority 3, Nebraska, Health Facilities Revenue Bonds, Nebraska Methodist Health System, Tender Option Bond Trust 2015-XF1042:
960	12.871%, 11/01/45, 144A (IF) (6)	11/25 at 100.00	A–	1,328,803
1,545	12.859%, 11/01/48, 144A (IF) (6)	11/25 at 100.00	A–	2,112,880
2,505	Total Nebraska			3,441,683

	Nevada – 1.3%

4,250	Clark County, Nevada, Airport Revenue Bonds, Tender Option Bond Trust Series 2016-XG0028, 16.163%, 7/01/42, 144A (IF)	1/20 at 100.00	A+	5,285,088

990	Clark County, Nevada, Local Improvement Bonds, Special Improvement District 159 Summerlin Village 16A, Series 2015, 5.000%, 8/01/35	8/25 at 100.00	N/R	1,028,194

1,035	Clark County, Nevada, Passenger Facility Charge Revenue Bonds, Las Vegas-McCarran International Airport, Tender Option Bond Trust 2016-XG0028, 14.108%, 7/01/42, 144A (IF)	1/20 at 100.00	A+	1,244,536

13,290	Director of Nevada State Department of Business & Industry, Environmental Improvement Revenue Bonds, Fulcrum Sierra BioFuels LLC Project, Green Series 2017B, 5.125%, 12/15/37, 144A	12/27 at 100.00	N/R	13,314,321

3,040	Director of Nevada State Department of Business & Industry, Environmental Improvement Revenue Bonds, Fulcrum Sierra BioFuels LLC Project, Green Series 2018, 5.250%, 12/15/37, 144A (Alternative Minimum Tax)	12/27 at 100.00	N/R	3,073,774

	Director of Nevada State Department of Business & Industry, Environmental Improvement Revenue Bonds, Fulcrum Sierra BioFuels LLC Project, Series 2017:
13,600	5.875%, 12/15/27, 144A (Alternative Minimum Tax)	No Opt. Call	N/R	14,516,640
76,800	6.250%, 12/15/37, 144A (Alternative Minimum Tax)	12/27 at 100.00	N/R	83,655,936

	Director of the State of Nevada Department of Business and Industry, Charter School Lease Revenue Bonds, Somerset Academy, Series 2015:
1,000	5.000%, 12/15/35, 144A	12/25 at 100.00	BB	1,036,450
2,520	5.125%, 12/15/45, 144A	12/25 at 100.00	BB	2,607,419

1,500	Director of the State of Nevada Department of Business and Industry, Charter School Lease Revenue Bonds, Somerset Academy, Series 2018A, 5.000%, 12/15/48, 144A	12/25 at 100.00	BB	1,537,440

	Henderson Public Improvement Trust, Nevada, Revenue Bonds, Touro College and University System, Series 2014A:
2,515	5.500%, 1/01/34	7/24 at 100.00	BBB–	2,780,584
2,980	5.500%, 1/01/39	7/24 at 100.00	BBB–	3,274,424
3,000	5.500%, 1/01/44	7/24 at 100.00	BBB–	3,287,880

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments    June 30, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Nevada (continued)

$5,000	Las Vegas Redevelopment Agency, Nevada, Tax Increment Revenue Bonds, Series 2009A, 8.000%, 6/15/30 (Pre-refunded 6/15/19)	6/19 at 100.00	BBB+ (7)	$5,296,000

	Las Vegas, Nevada, Local Improvement Bonds, Special Improvement District 609 Skye Canyon, Series 2017:
1,280	4.250%, 6/01/37	6/27 at 100.00	N/R	1,244,262
2,140	4.375%, 6/01/42	6/27 at 100.00	N/R	2,073,553
2,500	4.500%, 6/01/47	6/27 at 100.00	N/R	2,436,725

	Las Vegas, Nevada, Local Improvement Bonds, Special Improvement District 808 & 810 Summerlin Village 23B, Refunding Series 2014:
370	5.000%, 6/01/28	6/24 at 100.00	N/R	385,929
925	5.000%, 6/01/30	6/24 at 100.00	N/R	956,496

1,100	Las Vegas, Nevada, Local Improvement Bonds, Special Improvement District 812 Summerlin Village 24, Series 2015, 5.000%, 12/01/35	12/25 at 100.00	N/R	1,126,631

	Las Vegas, Nevada, Local Improvement Bonds, Special Improvement District 812 Summerlin Village 26, Series 2017:
500	4.375%, 6/01/42	6/27 at 100.00	N/R	496,680
585	4.500%, 6/01/47	6/27 at 100.00	N/R	586,258

3,000	Las Vegas, Nevada, Sales Tax Increment Revenue Bonds, Symphony Park Tourism Improvement District, Series 2016, 4.375%, 6/15/35, 144A	6/21 at 100.00	N/R	2,797,050

1,885	Mesquite, Nevada, Local Improvement Bonds, Special Improvement District 07-01 Anthem at Mesquite, Refunding Series 2016, 4.250%, 8/01/37	8/26 at 100.00	N/R	1,822,682

	Nevada State Director of the Department of Business and Industry, Charter School Revenue Bonds, Doral Academy of Nevada, Series 2017A:
500	5.000%, 7/15/37, 144A	7/25 at 100.00	BB+	513,710
1,300	5.000%, 7/15/47, 144A	7/25 at 100.00	BB+	1,325,428

	North Las Vegas, Nevada, Local Improvement Bonds, Special Improvement District 65 Northern Beltway Commercial Area, Series 2017:
2,375	5.000%, 12/01/37, 144A	12/27 at 100.00	N/R	2,393,406
4,855	5.000%, 12/01/47, 144A	12/27 at 100.00	N/R	4,842,377

5,705	Reno, Nevada, Redevelopment Agency Downtown Project Tax Allocation Bonds, Series 2007C, 5.400%, 6/01/27	9/18 at 100.00	N/R	5,704,544

128,000	Reno, Nevada, Subordinate Lien Sales Tax Revenue Refunding Capital Appreciation Bonds, ReTrac-Reno Transportation Rail Access Corridor Project, Series 2018C, 0.000%, 7/01/58, 144A	No Opt. Call	N/R	14,024,960

73,500	Reno, Nevada, Subordinate Lien Sales Tax Revenue Refunding Capital Appreciation Bonds, ReTrac-Reno Transportation Rail Access Corridor Project, Series 2018D, 0.000%, 7/01/58, 144A	No Opt. Call	N/R	5,613,930

	Sparks Local Improvement District 3, Legends at Sparks Marina, Nevada, Limited Obligation Improvement Bonds, Series 2008:
595	6.500%, 9/01/20 (Pre-refunded 9/01/18)	9/18 at 100.00	N/R (7)	599,778
1,395	6.750%, 9/01/27 (Pre-refunded 9/01/18)	9/18 at 100.00	N/R (7)	1,406,760

	Sparks Tourism Improvement District 1, Legends at Sparks Marina, Nevada, Senior Sales Tax Revenue Bonds Series 2008A:
2,270	6.500%, 6/15/20, 144A	9/18 at 100.00	Ba3	2,272,066
25,590	6.750%, 6/15/28, 144A	9/18 at 100.00	Ba3	25,612,007
391,890	Total Nevada			220,173,918

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	New Hampshire – 0.0%

	Manchester Housing and Redevelopment Authority, New Hampshire, Revenue Bonds, Series 2000B:
$420	0.000%, 1/01/20 – ACA Insured	No Opt. Call	B3	$398,194
510	0.000%, 1/01/21 – ACA Insured	No Opt. Call	B3	464,860
370	0.000%, 1/01/22 – ACA Insured	No Opt. Call	B3	323,728
800	0.000%, 1/01/23 – ACA Insured	No Opt. Call	B3	659,024
50	0.000%, 1/01/25 – ACA Insured	No Opt. Call	B3	36,721
370	0.000%, 1/01/27 – ACA Insured	No Opt. Call	B3	242,024
730	0.000%, 1/01/29 – ACA Insured	No Opt. Call	B3	425,072
3,320	0.000%, 1/01/30 – ACA Insured	No Opt. Call	B3	1,817,700
6,570	Total New Hampshire			4,367,323

	New Jersey – 2.7%

	Atlantic City, New Jersey, General Obligation Bonds, Series 2017A:
5,695	5.000%, 3/01/32 – BAM Insured (UB) (6)	3/27 at 100.00	Baa1	6,414,392
9,400	5.000%, 3/01/37 – BAM Insured (UB) (6)	3/27 at 100.00	Baa1	10,452,612
4,920	5.000%, 3/01/42 – BAM Insured (UB) (6)	3/27 at 100.00	Baa1	5,443,832

8,865	Bayonne Redevelopment Agency, New Jersey, Revenue Bonds, Royal Caribbean Cruises Project, Series 2006A, 5.375%, 11/01/35 (Alternative Minimum Tax)	9/18 at 100.00	BBB–	8,865,266

1,000	Burlington County Bridge Commission, New Jersey, Economic Development Revenue Bonds, The Evergreens Project, Series 2007, 5.625%, 1/01/38	9/18 at 100.00	N/R	983,160

2,370	Middlesex County Improvement Authority, New Jersey, Senior Revenue Bonds, Heldrich Center Hotel/Conference Center Project, Series 2005A, 5.125%, 1/01/37	9/18 at 100.00	Caa2	1,736,120

	New Jersey Economic Development Authority, Charter School Revenue Bonds, Greater Brunswick Charter School, Series 2014A:
850	5.625%, 8/01/34, 144A	8/24 at 100.00	N/R	866,363
1,530	5.875%, 8/01/44, 144A	8/24 at 100.00	N/R	1,556,852
1,000	6.000%, 8/01/49, 144A	8/24 at 100.00	N/R	1,017,740

	New Jersey Economic Development Authority, Charter School Revenue Bonds, Lady Liberty Academy Charter School Project, Series 2013A:
2,390	5.500%, 8/01/33	8/23 at 100.00	N/R	1,434,000
4,120	5.650%, 8/01/43 (5)	8/23 at 100.00	N/R	2,472,000
2,395	5.750%, 8/01/47	8/23 at 100.00	N/R	1,437,000

	New Jersey Economic Development Authority, Charter School Revenue Bonds, Teaneck Community Charter School, Series 2017A:
1,020	5.000%, 9/01/37, 144A	9/27 at 100.00	BB	1,010,014
2,325	5.125%, 9/01/52, 144A	9/27 at 100.00	BB	2,243,160

	New Jersey Economic Development Authority, Fixed Rate Revenue Bonds, Lions Gate Project, Series 2014:
1,075	5.000%, 1/01/34	1/24 at 100.00	N/R	1,110,948
1,675	5.250%, 1/01/44	1/24 at 100.00	N/R	1,743,809

7,470	New Jersey Economic Development Authority, Lease Revenue Bonds, State Government Buildings-Health Department & Taxation Division Office Project, Series 2018A, 5.000%, 6/15/47	12/27 at 100.00	BBB+	8,004,254

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments    June 30, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	New Jersey (continued)

	New Jersey Economic Development Authority, Lease Revenue Bonds, State Government Buildings-Juvenile Justice Commission Facilities Project, Series 2018C:
$5,230	5.000%, 6/15/36	12/27 at 100.00	BBB+	$5,655,199
5,635	5.000%, 6/15/42	12/27 at 100.00	BBB+	6,060,893

2,500	New Jersey Economic Development Authority, Lease Revenue Bonds, Series 2018A, 5.000%, 6/15/47 (UB) (6)	12/27 at 100.00	BBB+	2,678,800

6,000	New Jersey Economic Development Authority, Lease Revenue Bonds, Series 2018C, 5.000%, 6/15/47 (UB) (6)	12/27 at 100.00	BBB+	6,429,120

3,000	New Jersey Economic Development Authority, School Facilities Construction Bonds, Series 2015WW, 5.250%, 6/15/33	6/25 at 100.00	BBB+	3,263,460

8,000	New Jersey Economic Development Authority, School Facilities Construction Bonds, Series 2017DDD, 5.000%, 6/15/42 (UB) (6)	6/27 at 100.00	BBB+	8,578,080

15,730	New Jersey Economic Development Authority, School Facilities Construction Financing Program Bonds, Series 2015WW, 5.250%, 6/15/40 (UB) (6)	6/25 at 100.00	BBB+	16,922,334

15,000	New Jersey Economic Development Authority, School Facilities Construction Financing Program Bonds, Series 2016AAA, 5.000%, 6/15/41 (UB) (6)	12/26 at 100.00	BBB+	16,044,000

	New Jersey Economic Development Authority, School Revenue Bonds, Leap Academy University Charter School Inc. Project; Series 2014A:
850	6.000%, 10/01/34, 144A	10/24 at 100.00	BB–	870,315
2,255	6.200%, 10/01/44, 144A	10/24 at 100.00	BB–	2,295,545

22,150	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental Airlines Inc., Refunding Series 2012, 5.750%, 9/15/27 (Alternative Minimum Tax)	9/22 at 100.00	Ba3	24,407,085

795	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental Airlines Inc., Series 1998, 5.500%, 4/01/28 (Alternative Minimum Tax)	9/18 at 100.00	Ba3	796,320

	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental Airlines Inc., Series 2000A & 2000B:
3,000	5.625%, 11/15/30 (Alternative Minimum Tax)	3/24 at 101.00	Ba3	3,389,550
7,625	5.625%, 11/15/30 (Alternative Minimum Tax)	3/24 at 101.00	Ba3	8,615,106

5,580	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental Airlines Inc., Series 2003, 5.500%, 6/01/33 (Alternative Minimum Tax)	6/23 at 101.00	Ba3	6,187,885

1,000	New Jersey Economic Development Authority, Special Facility Revenue Bonds, Port Newark Container Terminal LLC Project, Refunding Series 2017, 5.000%, 10/01/37 (Alternative Minimum Tax)	10/27 at 100.00	Ba1	1,087,060

1,500	New Jersey Economic Development Authority, Student Housing Revenue Bonds, Provident Group-Montclair Properties LLC, Montclair State University Student Housing Project, Series 2010A, 5.875%, 6/01/42 (Pre-refunded 6/01/20)	6/20 at 100.00	Aaa (7)	1,618,425

2,400	New Jersey Educational Facilities Authority, Revenue Bonds, University of Medicine and Dentistry of New Jersey, Refunding Series 2009B, 7.500%, 12/01/32 (Pre-refunded 6/01/19)	6/19 at 100.00	N/R (7)	2,529,552

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	New Jersey (continued)

	New Jersey Health Care Facilities Financing Authority, Hospital Revenue Bonds, Virtua Health, Tender Option Bond Trust 2016-XG0047:
$1,250	15.734%, 7/01/38 – AGC Insured, 144A (IF) (6)	7/19 at 100.00	AA–	$1,439,600
5,000	15.734%, 7/01/38 – AGC Insured, 144A (IF) (6)	7/19 at 100.00	AA–	5,758,400
1,815	15.715%, 7/01/38 – AGC Insured, 144A (IF) (6)	7/19 at 100.00	AA–	2,089,918

1,000	New Jersey Health Care Facilities Financing Authority, New Jersey, Revenue Bonds, Saint Peters University Hospital, Refunding Series 2011, 6.250%, 7/01/35	7/21 at 100.00	BB+	1,071,650

26,290	New Jersey Health Care Facilities Financing Authority, New Jersey, Revenue Bonds, Saint Peters University Hospital, Series 2007, 5.750%, 7/01/37	7/18 at 100.00	BB+	26,352,307

	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Joseph’s Healthcare System Obligated Group Issue, Refunding Series 2016:
1,000	4.000%, 7/01/34	7/26 at 100.00	BBB–	1,006,130
48,845	4.000%, 7/01/48	7/26 at 100.00	BBB–	47,923,295

2,500	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2012-1B, 5.750%, 12/01/39 (Alternative Minimum Tax)	12/22 at 100.00	A	2,717,325

2,315	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Tender Option Bond Trust 2015-XF0151, 7.478%, 12/01/24, 144A (Alternative Minimum Tax) (IF)	12/23 at 100.00	AA	2,581,341

2,500	New Jersey Higher Education Assistance Authority, Subordinate Student Loan Revenue Bonds, Refunding Series 2018C, 4.000%, 12/01/48 (Alternative Minimum Tax)	6/28 at 100.00	A	2,478,175

23,120	New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Revenue Notes, Series 2016A-1, 5.000%, 6/15/30 (UB) (6)	6/26 at 100.00	Baa1	25,256,519

	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Capital Appreciation Series 2010A:
12,170	0.000%, 12/15/28	No Opt. Call	BBB+	7,874,233
2,310	0.000%, 12/15/34	No Opt. Call	BBB+	1,112,727

10,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Refunding Series 2006C, 0.000%, 12/15/31 – FGIC Insured	No Opt. Call	BBB+	5,747,700

49,200	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2008A, 0.000%, 12/15/38 – BAM Insured	No Opt. Call	AA	20,944,440

40,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2006C, 0.000%, 12/15/36 – AMBAC Insured (UB) (6)	No Opt. Call	BBB+	17,694,400

	South Jersey Port Corporation, New Jersey, Marine Terminal Revenue Bonds, Subordinate Series 2017B:
9,750	5.000%, 1/01/42 (Alternative Minimum Tax)	1/28 at 100.00	Baa1	10,642,710
18,150	5.000%, 1/01/48 (Alternative Minimum Tax)	1/28 at 100.00	Baa1	19,751,556

75,130	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2018B, 5.000%, 6/01/46	6/28 at 100.00	BBB	80,905,994
498,695	Total New Jersey			457,568,671

	New Mexico – 0.3%

1,275	Bernalillo County, New Mexico, Multifamily Housing Revenue Bonds, Valencia Retirement Apartments Project, Series 2001A, 5.450%, 6/01/34 – AMBAC Insured (Alternative Minimum Tax)	9/18 at 100.00	N/R	1,275,599

1,290	Boulders Public Improvement District, Albuquerque, New Mexico, Special Levy Revenue Bonds, Series 2013, 7.250%, 10/01/43	10/23 at 100.00	N/R	1,375,785

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments    June 30, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	New Mexico (continued)

$650	Boulders Public Improvement District, Albuquerque, New Mexico, Special Levy Revenue Bonds, Series 2015, 5.750%, 10/01/44	10/25 at 100.00	N/R	$651,840

4,500	Mariposa East Public Improvement District, New Mexico, Revenue Bonds, Capital Appreciation Taxable Series 2015D, 0.000%, 9/01/32 (5)	9/18 at 51.52	N/R	675,000

755	Mariposa East Public Improvement District, New Mexico, Special Levy Revenue Bonds, Series 2015A, 5.900%, 9/01/32	9/25 at 100.00	N/R	756,268

3,325	Mariposa East Public Improvement District, New Mexico, Special Levy Revenue Bonds, Series 2015B, 5.900%, 9/01/32	9/25 at 100.00	N/R	3,321,974

5,175	Mariposa East Public Improvement District, New Mexico, Special Levy Revenue Bonds, Series 2015C, 5.900%, 9/01/32	9/25 at 100.00	N/R	4,949,370

2,000	Mesa Del Sol Public Improvement District 1, Albuquerque, New Mexico, Special Levy Revenue Bonds, Series 2013, 7.250%, 10/01/43	10/23 at 100.00	N/R	2,078,060

5,245	New Mexico Hospital Equipment Loan Council, First Mortgage Revenue Bonds, Haverland Carter Lifestyle Group, Series 2013, 5.000%, 7/01/42	7/22 at 100.00	BBB	5,472,266

	The Trails Public Improvement District, Albuquerque, New Mexico, Special Levy Revenue Bonds, Series 2008:
1,190	7.625%, 10/01/23	10/18 at 100.00	N/R	1,159,417
3,400	7.750%, 10/01/38	10/18 at 100.00	N/R	3,190,934

4,880	Volterra Public Improvement District, Albuquerque, New Mexico, Special Levy Revenue Bonds, Series 2014, 7.250%, 10/01/43	10/24 at 100.00	N/R	5,024,448

19,855	Winrock Town Center Tax Increment Development District, Albuquerque, New Mexico, Gross Receipts Tax Increment Bonds, Senior Lien Series 2015, 6.000%, 5/01/40, 144A	5/20 at 103.00	N/R	20,176,651
53,540	Total New Mexico			50,107,612

	New York – 7.7%

11,575	Brooklyn Arena Local Development Corporation, New York, Payment in Lieu of Taxes Revenue Bonds, Barclays Center Project, Refunding Series 2016A, 5.000%, 7/15/42	1/27 at 100.00	BBB–	12,711,781

	Brooklyn Arena Local Development Corporation, New York, Payment in Lieu of Taxes Revenue Bonds, Barclays Center Project, Series 2009:
19,430	0.000%, 7/15/32	No Opt. Call	BBB–	11,440,773
15,765	0.000%, 7/15/33	No Opt. Call	BBB–	8,873,173
3,470	0.000%, 7/15/35	No Opt. Call	BBB–	1,791,249
10,000	0.000%, 7/15/45	No Opt. Call	BBB–	3,294,300

1,750	Brooklyn Arena Local Development Corporation, New York, Payment in Lieu of Taxes Revenue Bonds, Barclays Center Project, Series 2009, 6.375%, 7/15/43 (Pre-refunded 1/15/20)	1/20 at 100.00	AA+ (7)	1,877,715

1,000	Buffalo and Erie County Industrial Land Development Corporation, New York, Revenue Bonds, Charter School for Applied Technologies, Series 2017A, 5.000%, 6/01/35	6/24 at 103.00	BBB–	1,083,640

	Build New York City Resource Corporation, New York, Revenue Bonds, Metropolitan College of New York, Series 2014:
200	5.000%, 11/01/39	11/24 at 100.00	BB	203,568
7,700	5.500%, 11/01/44	11/24 at 100.00	BB	8,020,397

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	New York (continued)

	Build New York City Resource Corporation, New York, Solid Waste Disposal Revenue Bonds, Pratt Paper NY, Inc. Project, Series 2014:
$670	4.500%, 1/01/25, 144A (Alternative Minimum Tax)	No Opt. Call	N/R	$733,456
2,665	5.000%, 1/01/35, 144A (Alternative Minimum Tax)	1/25 at 100.00	N/R	2,871,351

112,240	Build NYC Resource Corporation, New York, Revenue Bonds, Albert Einstein College of Medicine, Inc., Series 2015, 5.500%, 9/01/45, 144A	9/25 at 100.00	N/R	121,032,882

1,500	Build NYC Resource Corporation, New York, Revenue Bonds, Metropolitan Lighthouse Charter School, Series 2017A, 5.000%, 6/01/52, 144A	6/25 at 102.00	Ba1	1,572,465

	Dormitory Authority of the State of New York, Insured Revenue Bonds, Pace University, Series 2013A:
905	5.000%, 5/01/38	5/23 at 100.00	BBB–	970,178
2,500	4.250%, 5/01/42	5/23 at 100.00	BBB–	2,542,450

	Dormitory Authority of the State of New York, Insured Revenue Bonds, Touro College and University System, Series 2014A:
1,930	5.500%, 1/01/39	7/24 at 100.00	BBB–	2,135,989
3,065	5.500%, 1/01/44	7/24 at 100.00	BBB–	3,383,423

	Dormitory Authority of the State of New York, Orange Regional Medical Center Obligated Group Revenue Bonds, Series 2008:
1,650	6.500%, 12/01/21 (Pre-refunded 12/01/18)	12/18 at 100.00	Baa3 (7)	1,684,832
3,000	6.250%, 12/01/37 (Pre-refunded 12/01/18)	12/18 at 100.00	Baa3 (7)	3,060,270

8,000	Dormitory Authority of the State of New York, Revenue Bonds, Memorial Sloan Kettering Cancer Center, Series 2017-1, 4.000%, 7/01/47 (UB) (6)	7/27 at 100.00	AA–	8,293,840

	Dormitory Authority of the State of New York, Revenue Bonds, Orange Regional Medical Center Obligated Group, Series 2015:
1,300	5.000%, 12/01/40, 144A	6/25 at 100.00	BBB–	1,412,931
3,900	5.000%, 12/01/45, 144A	6/25 at 100.00	BBB–	4,226,352

	Dormitory Authority of the State of New York, Revenue Bonds, Orange Regional Medical Center Obligated Group, Series 2017:
1,000	5.000%, 12/01/35, 144A	6/27 at 100.00	BBB–	1,110,720
1,000	5.000%, 12/01/37, 144A	6/27 at 100.00	BBB–	1,107,490

	Dormitory Authority of the State of New York, Revenue Bonds, Vaughn College of Aeronautics & Technology, Series 2016A:
5,000	5.500%, 12/01/36, 144A	12/26 at 100.00	BB–	5,043,250
5,000	5.500%, 12/01/46, 144A	12/26 at 100.00	BB–	4,846,150

	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, Series 2017B:
4,785	4.000%, 2/15/44 (UB) (6)	8/27 at 100.00	Aa1	5,004,488
10,685	4.000%, 2/15/46 (UB) (6)	8/27 at 100.00	Aa1	11,158,025

	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, Tender Option Bond Trust 2015-XF1030:
1,890	16.115%, 3/15/35, 144A (IF) (6)	3/24 at 100.00	Aa1	3,040,178
1,000	16.116%, 3/15/36, 144A (IF) (6)	3/24 at 100.00	Aa1	1,600,180
2,990	16.111%, 3/15/39, 144A (IF) (6)	3/24 at 100.00	Aa1	4,733,768
4,000	16.129%, 3/15/44, 144A (IF) (6)	3/24 at 100.00	Aa1	6,191,160

16,550	Dormitory Authority of the State of New York, State Sales Tax Revenue Bonds, Series 2017A, 4.000%, 3/15/47 (UB) (6)	3/27 at 100.00	Aa1	17,152,751

7,500	Dormitory Authority of the State of New York, State Sales Tax Revenue Bonds, Series 2018A, 4.000%, 3/15/47 (UB) (6)	3/28 at 100.00	Aa1	7,799,625

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments    June 30, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	New York (continued)

$15,000	Erie County Tobacco Asset Securitization Corporation, New York, Tobacco Settlement Asset-Backed Bonds, Series 2005A, 5.000%, 6/01/38	9/18 at 100.00	BB+	$15,004,200

23,500	Glen Cove Local Economic Assistance Corporation, New York, Revenue Bonds, Garvies Point Public Improvement Project, Capital Appreciation Series 2016B, 0.000%, 1/01/45	No Opt. Call	N/R	6,498,220

40,500	Glen Cove Local Economic Assistance Corporation, New York, Revenue Bonds, Garvies Point Public Improvement Project, Capital Appreciation Series 2016C, 0.000%, 1/01/55 (4)	1/34 at 100.00	N/R	34,113,555

5,560	Glen Cove Local Economic Assistance Corporation, New York, Revenue Bonds, Garvies Point Public Improvement Project, Current Interest Series 2016A, 5.000%, 1/01/56	1/27 at 100.00	N/R	5,794,298

5,000	Hempstead Town Local Development Corporation, New York, Education Revenue Bonds, The Academy Charter School Project, Series 2013A, 7.650%, 2/01/44	2/21 at 100.00	N/R	5,172,300

9,600	Hempstead Town Local Development Corporation, New York, Education Revenue Bonds, The Academy Charter School Project, Series 2017A, 6.240%, 2/01/47	2/27 at 100.00	N/R	9,040,512

12,120	Hempstead Town Local Development Corporation, New York, Education Revenue Bonds, The Academy Charter School Project, Series 2018A, 6.760%, 2/01/48	2/28 at 100.00	N/R	12,161,450

	Jefferson County Civic Facility Development Corporation, New York, Revenue Bonds, Samaritan Medical Center Project, Series 2017A:
12,000	4.000%, 11/01/42	11/27 at 100.00	BBB–	11,943,960
8,830	4.000%, 11/01/47	11/27 at 100.00	BBB–	8,635,475

5,580	Liberty Development Corporation, New York, Goldman Sachs Headquarters Revenue Bonds Series 2007, 5.500%, 10/01/37	No Opt. Call	BBB+	7,215,554

16,000	Metropolitan Transportation Authority, New York, Dedicated Tax Fund, Climate Bond Certified, Green Bonds, Series 2017B-1, 4.000%, 11/15/52 (UB)	11/27 at 100.00	AA	16,363,680

7,500	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Green Bonds, Series 2017C-1, 4.000%, 11/15/37 (UB) (6)	5/28 at 100.00	A	7,784,925

4,655	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Tender Option Bond Trust 2015-XF1004, 12.830%, 11/15/41, 144A (IF) (6)	11/22 at 100.00	A	6,749,936

50,510	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2017D, 4.000%, 11/15/42 (UB) (6)	5/28 at 100.00	A	52,004,086

	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Bronx Parking Development Company, LLC Project, Series 2007:
2,425	5.625%, 10/01/18 (5)	No Opt. Call	N/R	897,250
12,570	5.750%, 10/01/27 (5)	9/18 at 102.00	N/R	4,776,600
33,760	5.750%, 10/01/37 (5)	9/18 at 102.00	N/R	12,828,800
61,500	5.875%, 10/01/46 (5)	10/37 at 100.00	N/R	23,370,000

3,535	New York City Industrial Development Agency, New York, PILOT Revenue Bonds, Queens Baseball Stadium Project, Series 2006, 4.750%, 1/01/42 – AMBAC Insured	9/18 at 100.00	Baa3	3,537,192

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	New York (continued)

$3,275	New York City Industrial Development Agency, New York, Revenue Bonds, Yankee Stadium Project PILOT, Series 2009A, 7.000%, 3/01/49 – AGC Insured	3/19 at 100.00	A3	$3,388,970

3,000	New York City Industrial Development Authority, New York, PILOT Revenue Bonds, Yankee Stadium Project, Series 2006, 5.000%, 3/01/46 – FGIC Insured	9/18 at 100.00	BBB	3,016,020

	New York City Municipal Water Finance Authority, New York, Water and Sewer System Revenue Bonds, Second Generation Resolution, Tender Option Bond Trust 2015-XF1011:
2,155	16.233%, 6/15/44, 144A (Pre-refunded 6/15/21) (IF) (6)	6/21 at 100.00	AA+ (7)	3,146,322
3,700	16.253%, 6/15/46, 144A (IF) (6)	6/23 at 100.00	AA+	5,595,806

2,245	New York City Municipal Water Finance Authority, New York, Water and Sewer System Revenue Bonds, Tender Option Bond Trust 2015-XF0128, 16.147%, 6/15/44 (Pre-refunded 6/15/21), 144A (IF) (6)	6/21 at 100.00	AA+ (7)	3,275,477

	New York City Municipal Water Finance Authority, New York, Water and Sewer System Revenue Bonds, Tender Option Bond Trust 2015-XF0129:
2,025	16.170%, 6/15/45, 144A (IF) (6)	6/22 at 100.00	AA+	2,862,500
1,320	16.197%, 6/15/46, 144A (IF) (6)	6/23 at 100.00	AA+	1,996,342
2,000	16.197%, 6/15/46, 144A (IF) (6)	6/23 at 100.00	AA+	3,024,760
970	16.183%, 6/15/46, 144A (IF) (6)	6/23 at 100.00	AA+	1,466,495

375	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue Bonds, Tender Option Bond Trust 2015-XF0097, 13.388%, 6/15/40, 144A (IF)	6/19 at 100.00	AA+	419,276

10,000	New York City Municipal Water Finance Authority, Water and Sewer System Second General Resolution Revenue Bonds, Series 2012FF, 5.000%, 6/15/45 (UB) (6)	6/22 at 100.00	AA+	10,828,800

14,000	New York City Municipal Water Finance Authority, Water and Sewer System Second General Resolution Revenue Bonds, Series 2017DD, 5.000%, 6/15/47 (UB) (6)	12/26 at 100.00	AA+	15,930,460

	New York City Municipal Water Finance Authority, Water and Sewer System Second General Resolution Revenue Bonds, Tender Option Bond Trust 2015-XF1022:
1,970	16.460%, 6/15/43 (Pre-refunded 6/15/21), 144A (IF) (6)	6/21 at 100.00	AA+ (7)	2,892,827
1,000	16.453%, 6/15/44 (Pre-refunded 6/15/21), 144A (IF) (6)	6/21 at 100.00	AA+ (7)	1,460,650
400	16.453%, 6/15/45, 144A (IF) (6)	6/22 at 100.00	AA+	565,760
2,265	16.449%, 6/15/45, 144A (IF) (6)	6/22 at 100.00	AA+	3,203,390
1,600	16.453%, 6/15/47, 144A (IF) (6)	6/23 at 100.00	AA+	2,415,920

	New York City Transitional Finance Authority, New York, Building Aid Revenue Bonds, Series 2015S-2:
2,500	5.000%, 7/15/40 (UB)	7/25 at 100.00	AA	2,814,900
5,000	5.000%, 7/15/41 (UB)	7/25 at 100.00	AA	5,626,400

10,000	New York City Transitional Finance Authority, New York, Building Aid Revenue Bonds, Series 2016S-1, 4.000%, 7/15/45 (UB) (6)	1/26 at 100.00	AA	10,295,100

21,900	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Series 2017E-1, 4.000%, 2/01/44 (UB) (6)	2/27 at 100.00	Aa1	22,704,825

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments    June 30, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	New York (continued)

	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Series 2018C-3:
$13,040	4.000%, 5/01/42 (UB) (6)	5/28 at 100.00	Aa1	$13,599,808
22,500	4.000%, 5/01/44 (UB) (6)	5/28 at 100.00	Aa1	23,427,900

8,500	New York City, New York, General Obligation Bonds, Fiscal 2018, Series 2017B-1, 4.000%, 10/01/41 (UB) (6)	10/27 at 100.00	AA	8,819,175

23,390	New York Convention Center Development Corporation, New York, Revenue Bonds, Hotel Unit Fee Secured, Senior Lien Series 2016A, 0.000%, 11/15/49	No Opt. Call	Aa3	6,629,896

4,000	New York Counties Tobacco Trust VI, New York, Tobacco Settlement Pass-Through Bonds, Series 2016A-1, 5.750%, 6/01/43	No Opt. Call	BBB	4,419,200

	New York Liberty Development Corporation, Liberty Revenue Bonds, 4 World Trade Center Project, Tender Option Bond Trust 2015-XF1027:
2,500	12.597%, 11/15/44, 144A (IF) (6)	11/21 at 100.00	A	3,312,200
3,750	12.597%, 11/15/44, 144A (IF) (6)	11/21 at 100.00	A	4,968,300

	New York Liberty Development Corporation, Liberty Revenue Bonds, Secured by Port Authority Consolidated Bonds, Tender Option Bonds Trust 2016-XG0062:
2,170	16.459%, 12/15/41, 144A (IF) (6)	12/21 at 100.00	AA–	3,069,009
3,750	13.580%, 12/15/41, 144A (IF) (6)	12/21 at 100.00	AA–	4,992,300
2,000	13.580%, 12/15/41, 144A (IF) (6)	12/21 at 100.00	AA–	2,662,560

119,560	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 3 World Trade Center Project, Class 1 Series 2014, 5.000%, 11/15/44, 144A	11/24 at 100.00	N/R	126,975,111

	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 3 World Trade Center Project, Class 2 Series 2014:
29,000	5.150%, 11/15/34, 144A	11/24 at 100.00	N/R	31,942,050
49,835	5.375%, 11/15/40, 144A	11/24 at 100.00	N/R	55,036,777

109,500	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 3 World Trade Center Project, Class 3 Series 2014, 7.250%, 11/15/44, 144A	11/24 at 100.00	N/R	130,269,960

	New York Liberty Development Corporation, Second Priority Liberty Revenue Refunding Bonds, Bank of America Tower at One Bryant Park Project, Tender Option Bond Trust 2016-XG0018:
1,875	14.315%, 1/15/44, 144A (IF) (6)	1/20 at 100.00	AA	2,212,031
1,000	14.006%, 1/15/44, 144A (IF) (6)	1/20 at 100.00	AA	1,179,750

2,530	New York State Urban Development Corporation, State Personal Income Tax Revenue Bonds, Tender Option Bond Trust 2015-XF1014, 16.124%, 3/15/43, 144A (IF) (6)	3/23 at 100.00	Aa1	3,822,805

	New York State Urban Development Corporation, State Personal Income Tax Revenue Bonds, Series 2017C-3:
3,440	4.000%, 3/15/43 (UB) (6)	9/27 at 100.00	Aa1	3,574,160
19,365	4.000%, 3/15/44 (UB) (6)	9/27 at 100.00	Aa1	20,104,743
20,265	4.000%, 3/15/45 (UB) (6)	9/27 at 100.00	Aa1	21,022,911

22,440	New York Transportation Development Corporation, New York, Special Facility Revenue Bonds, Delta Air Lines, Inc. – LaGuardia Airport Terminals C&D Redevelopment Project, Series 2018, 4.000%, 1/01/36 (Alternative Minimum Tax)	1/28 at 100.00	Baa3	22,848,632

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	New York (continued)

$4,990	New York Transportation Development Corporation, Special Facilities Bonds, LaGuardia Airport Terminal Project, Series 2016A, 5.000%, 7/01/46 – AGM Insured (Alternative Minimum Tax) (UB) (6)	7/24 at 100.00	A2	$5,419,689

3,160	Ogdensburg Bridge and Port Authority, New York, Revenue Bonds, Series 2017, 5.750%, 7/01/47, 144A (Alternative Minimum Tax)	7/27 at 100.00	N/R	3,186,449

1,500	Onondaga Civic Development Corporation, New York, Revenue Bonds, Le Moyne College Project, Series 2015, 5.000%, 7/01/45	7/25 at 100.00	Baa2	1,629,795

1,720	Otsego County Capital Resource Corporation, New York, Revenue Bonds, Hartwick College Project, Series 2015A, 5.000%, 10/01/45	10/25 at 100.00	Ba1	1,689,728

	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, Series 2016:
7,400	5.000%, 10/01/35 (Alternative Minimum Tax) (UB)	10/26 at 100.00	AA–	8,352,454
11,720	5.000%, 4/01/36 (Alternative Minimum Tax) (UB)	10/26 at 100.00	AA–	13,183,359

60	Suffolk County Industrial Development Agency, New York, Revenue Bonds, Nissequogue Cogeneration Partners Facility, Series 1998, 5.500%, 1/01/23 (Alternative Minimum Tax)	7/18 at 100.00	N/R	60,024

	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds, MTA Bridges & Tunnels, Series 2018A:
50,335	4.000%, 11/15/47 (UB) (6)	5/28 at 100.00	AA–	52,460,647
19,655	4.000%, 11/15/48 (UB) (6)	5/28 at 100.00	AA–	20,468,324

	TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series 2006:
2,310	5.000%, 6/01/45	6/27 at 100.00	B+	2,378,538
79,815	5.000%, 6/01/48	6/27 at 100.00	N/R	81,947,657

374	Westchester County Health Care Corporation, New York, Senior Lien Revenue Bonds, Series 2014A, 5.000%, 11/01/44	5/24 at 101.00	BBB	400,402

1,735	Westchester County Local Development Corporation, New York, Revenue Bonds, Pace University, Series 2014A, 5.000%, 5/01/34	5/24 at 100.00	BBB–	1,894,950

920	Yonkers Industrial Development Agency, New York, Revenue Bonds, St. John’s Riverside Hospital, Series 2001A, 7.125%, 7/01/31	7/18 at 100.00	B–	920,580
1,347,564	Total New York			1,311,709,667

	North Carolina – 0.1%

1,565	Charlotte-Mecklenberg Hospital Authority, North Carolina, Health Care Revenue Bonds, DBA Carolinas HealthCare System, Tender Option Bond Trust 2016-XF2222, 14.699%, 1/15/42, 144A (IF)	1/21 at 100.00	AA–	2,052,826

1,387	Hillsborough, North Carolina, Special Assessment Revenue Bonds, Series 2013, 7.750%, 2/01/24	2/23 at 100.00	N/R	1,428,527

1,600	Mooresville, North Carolina, Special Assessment Revenue Bonds, Series 2015, 5.375%, 3/01/40, 144A	3/25 at 100.00	N/R	1,590,768

2,000	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, Duke University Health System, Tender Option Bond Trust 2015-XF0147, 16.447%, 6/01/20, 144A (IF)	No Opt. Call	AA	2,910,160

2,720	North Carolina Medical Care Commission, Revenue Bonds, First Mortgage Galloway Ridge Project, Refunding Series 2014A, 5.250%, 1/01/41	1/24 at 100.00	N/R	2,835,790
9,272	Total North Carolina			10,818,071

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments    June 30, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	North Dakota – 0.1%

$3,300	Grand Forks, North Dakota, Senior Housing & Nursing Facilities Revenue Bonds, Valley Homes and Services Obligated Group, Series 2017, 5.000%, 12/01/36	12/26 at 100.00	N/R	$3,317,853

6,370	North Dakota Public Financing Authority, Capital Financing Program Revenue Bonds, Series 2015C, 5.000%, 6/01/40 (UB)	6/25 at 100.00	A+	7,017,574

	Williston, North Dakota, Multifamily Housing Revenue Bonds, Eagle Crest Apartments LLC Project, Series 2013:
3,070	6.250%, 9/01/23 (5)	No Opt. Call	N/R	1,228,000
14,230	7.750%, 9/01/38 (5)	9/23 at 100.00	N/R	5,692,000
26,970	Total North Dakota			17,255,427

	Ohio – 5.8%

2,500	Allen County, Ohio, Hospital Facilities Revenue Bonds, Catholic Health Partners, Tender Option Bond Trust 2015-XF2193, 13.082%, 5/01/42, 144A (IF) (6)	5/22 at 100.00	A2	3,251,500

462,000	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, First Subordinate Capital Appreciation Turbo Term Series 2007B, 0.000%, 6/01/47	9/18 at 12.93	N/R	38,064,180

554,500	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Second Subordinate Capital Appreciation Turbo Term Series 2007C, 0.000%, 6/01/52	9/18 at 8.35	N/R	22,978,480

	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Senior Lien, Series 2007A-2:
4,305	5.375%, 6/01/24	9/18 at 100.00	Caa1	4,305,043
955	5.125%, 6/01/24	9/18 at 100.00	Caa1	954,188
108,130	5.875%, 6/01/30	9/18 at 100.00	Caa1	108,670,650
77,790	5.750%, 6/01/34	9/18 at 100.00	Caa1	77,887,238
34,585	6.000%, 6/01/42	9/18 at 100.00	B–	34,584,654
38,580	6.500%, 6/01/47	9/18 at 100.00	B–	39,568,805
128,335	5.875%, 6/01/47	9/18 at 100.00	B–	128,884,274

49,640	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Senior Lien, Series 2007A-3, 6.250%, 6/01/37	6/22 at 100.00	Caa1	51,884,224

	Butler County Port Authority, Ohio, Public Infrastructure Revenue Bonds, Liberty Center Project, Liberty Community Authority, Series 2014C:
2,405	5.750%, 12/01/34	12/22 at 100.00	N/R	2,377,198
4,285	6.000%, 12/01/43	12/22 at 100.00	N/R	4,251,620

	Butler County Port Authority, Ohio, Revenue Bonds, StoryPoint Fairfield Project, Senior Series 2017A-1:
200	6.250%, 1/15/34, 144A	1/24 at 104.00	N/R	211,078
1,500	6.375%, 1/15/43, 144A	1/24 at 104.00	N/R	1,581,090
4,400	6.500%, 1/15/52, 144A	1/24 at 104.00	N/R	4,647,324

4,440	County of Greene, Ohio $6,260,000 Greene Town Center Improvement Revenue Bonds, Series 2009, 8.000%, 12/01/34	12/19 at 100.00	N/R	4,659,824

5,000	Franklin County, Ohio, Hospital Facilities Revenue Bonds, OhioHealth Corporation, Series 2015, 5.000%, 5/15/45 (UB)	5/25 at 100.00	Aa2	5,563,700

13,960	Hamilton County, Ohio, Healthcare Facilities Revenue Bonds, Christ Hospital Project, Series 2012, 5.000%, 6/01/42 (UB) (6)	6/22 at 100.00	A–	15,106,116

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Ohio (continued)

$3,800	Hamilton County, Ohio, Hospital Facilities Revenue Bonds, UC Health, Tender Option Bond Trust 2015-XF1005, 13.002%, 2/01/44, 144A (IF) (6)	2/24 at 100.00	A	$5,001,332

	Jeffrey Place New Community Authority, Ohio, Jeffrey Place Redevelopment Bonds, Series 2007A:
325	5.000%, 12/01/22	9/18 at 100.00	N/R	325,270
3,250	5.000%, 12/01/32	9/18 at 100.00	N/R	3,249,838

6,330	Jeffrey Place New Community Authority, Ohio, Jeffrey Place Redevelopment Bonds, Series 2014A, 6.250%, 12/01/33	6/23 at 100.00	N/R	6,498,695

5,040	Lorain County Port Authority, Ohio, Tax Increment Revenue Bonds, North Ridgeville- Riddell Public Improvement Project, Series 2017, 5.750%, 12/01/41, 144A	12/26 at 100.00	N/R	5,053,003

2,500	Montgomery County, Ohio, Health Care and Multifamily Housing Revenue Bonds, Saint Leonard, Refunding & improvement Series 2010, 6.625%, 4/01/40	4/20 at 100.00	BBB–	2,664,200

11,160	Montgomery County, Ohio, Hospital Facilities Revenue Bonds, Kettering Health Network Obligated Group, Series 2016, 4.000%, 8/01/47 (UB) (6)	8/26 at 100.00	A2	11,305,973

	Montgomery County, Ohio, Revenue Bonds, Catholic Health Initiatives, Tender Option Bond Trust 2016-XF2311:
600	14.056%, 5/01/34 (Pre-refunded 5/01/19), 144A (IF) (6)	5/19 at 100.00	N/R (7)	664,788
1,145	14.056%, 5/01/34, 144A (IF) (6)	5/19 at 100.00	BBB+	1,268,637

	Muskingum County, Ohio, Hospital Facilities Revenue Bonds, Genesis HealthCare System Obligated Group Project, Series 2013:
1,860	5.000%, 2/15/27	2/23 at 100.00	Ba2	1,980,361
8,685	5.000%, 2/15/33	2/23 at 100.00	Ba2	9,178,655
21,060	5.000%, 2/15/44	2/23 at 100.00	Ba2	22,047,293
7,000	5.000%, 2/15/48	2/23 at 100.00	Ba2	7,316,120

47,015	Ohio Air Quality Development Authority, Ohio, Air Quality Development Revenue Bonds, FirstEnergy Generation Corporation Project, Series 2009A, 5.700%, 8/01/20 (5)	No Opt. Call	N/R	23,507,500

10	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Corporation Project, Refunding Series 2009B, 3.100%, 3/01/23 (Mandatory put 3/01/19) (5)	No Opt. Call	N/R	5,000

31,785	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Corporation Project, Refunding Series 2009C, 5.625%, 6/01/19 (5)	No Opt. Call	N/R	30,434,138

17,690	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Corporation Project, Refunding Series 2009D, 4.250%, 8/01/29 (Mandatory put 9/15/21) (5)	No Opt. Call	N/R	16,938,175

10,620	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Project, Refunding Series 2006A, 3.750%, 12/01/23 (Mandatory put 12/03/18) (5)	No Opt. Call	N/R	5,310,000

3,500	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Corporation Project, Refunding Series 2010A, 3.125%, 7/01/33 (5)	No Opt. Call	N/R	1,750,000

13,000	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Corporation Project, Refunding Series 2010B, 3.750%, 6/01/33 (Mandatory put 6/01/20) (5)	No Opt. Call	N/R	6,500,000

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments    June 30, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Ohio (continued)

$5,875	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2005B, 3.125%, 1/01/34 (5)	No Opt. Call	N/R	$2,937,500

9,770	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2006B, 3.625%, 12/01/33 (Mandatory Put 6/01/20) (5)	No Opt. Call	N/R	4,885,000

2,750	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2008B, 3.625%, 10/01/33 (Mandatory put 4/01/20) (5)	No Opt. Call	N/R	1,375,000

7,050	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2008C, 3.950%, 11/01/32 (Mandatory put 5/01/20) (Alternative Minimum Tax) (5)	No Opt. Call	N/R	3,525,000

19,940	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2009A, 4.375%, 6/01/33 (Mandatory put 6/01/22) (5)	No Opt. Call	N/R	19,092,550

10,440	Ohio Air Quality Development Authority, Ohio, Revenue Bonds, AK Steel Holding Corporation, Refunding Series 2012A, 6.750%, 6/01/24 (Alternative Minimum Tax)	2/22 at 100.00	B–	10,793,081

	Ohio Air Quality Development Authority, Ohio, Revenue Bonds, Pratt Paper Ohio, LLC Project, Series 2017:
1,480	4.250%, 1/15/38, 144A (Alternative Minimum Tax)	1/28 at 100.00	N/R	1,518,524
17,750	4.500%, 1/15/48, 144A (Alternative Minimum Tax)	1/28 at 100.00	N/R	18,433,198

15,565	Ohio State, Solid Waste Disposal Revenue Bonds, USG Corporation Project, Series 1998, 5.650%, 3/01/33 (Alternative Minimum Tax)	9/18 at 100.00	Ba2	15,588,970

7,302	Ohio State, Solid Waste Disposal Revenue Bonds, USG Corporation Project, Series 1999, 6.050%, 8/01/34 (Alternative Minimum Tax)	9/18 at 100.00	Ba2	7,315,144

205	Ohio Water Development Authority, Ohio, Environmental Improvement Bonds, United States Steel Corporation Project, Refunding Series 2011, 6.600%, 5/01/29	11/21 at 100.00	B	212,066

25,375	Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2005B, 4.000%, 1/01/34 (Mandatory put 7/01/21) (5)	No Opt. Call	N/R	12,687,500

8,125	Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2006A, 3.000%, 5/15/19 (5)	No Opt. Call	N/R	4,062,500

38,335	Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2006B, 4.000%, 12/01/33 (Mandatory put 6/03/19) (5)	No Opt. Call	N/R	19,167,500

8,795	Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2008B, 3.625%, 10/01/33 (Mandatory put 4/01/20) (5)	No Opt. Call	N/R	4,397,500

14,880	Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2008C, 3.950%, 11/01/32 (Mandatory put 5/01/20) (Alternative Minimum Tax) (5)	No Opt. Call	N/R	7,440,000

48,045	Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2009A, 4.375%, 6/01/33 (Mandatory put 6/01/22) (5)	No Opt. Call	N/R	46,003,088

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Ohio (continued)

$5,955	Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2010A, 3.750%, 7/01/33 (Mandatory put 7/01/20) (5)	No Opt. Call	N/R	$2,977,500

14,545	Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2010B, 4.375%, 6/01/33 (Mandatory put 6/01/22) (5)	No Opt. Call	N/R	13,926,838

13,575	Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2010C, 4.000%, 6/01/33 (Mandatory put 6/03/19) (5)	No Opt. Call	N/R	6,787,500

8,525	Port of Greater Cincinnati Development Authority, Ohio, Special Obligation Development TIF Revenue Bonds, RBM Development – Phase 2A Project, Series 2016B, 5.000%, 12/01/46	12/26 at 100.00	N/R	8,594,479

	Seneca County, Ohio, Health Care Facilities Revenue Bonds, VOA Care Rehabilitation Centers, Inc., Series 2014A:
1,500	6.500%, 7/01/34	7/24 at 100.00	N/R	1,549,455
3,000	6.750%, 7/01/43	7/24 at 100.00	N/R	3,121,050
5,000	7.000%, 7/01/49	7/24 at 100.00	N/R	5,248,650

1,200	Southeastern Ohio Port Authority, Hospital Facilities Revenue Bonds, Memorial Health System Obligated Group Project, Improvement Series 2015, 5.500%, 12/01/43	12/24 at 100.00	BB–	1,288,932

	Southeastern Ohio Port Authority, Hospital Facilities Revenue Bonds, Memorial Health System Obligated Group Project, Refunding and Improvement Series 2012:
2,240	5.750%, 12/01/32	12/22 at 100.00	BB–	2,421,440
12,000	6.000%, 12/01/42	12/22 at 100.00	BB–	12,981,360

11,300	State of Ohio, Solid Waste Disposal Revenue Bonds (USG Corporation Project) Series 1997 Remarketed, 5.600%, 8/01/32 (Alternative Minimum Tax)	8/18 at 100.00	Ba2	11,317,515

	Toledo Lucas County Port Authority, Ohio, Revenue Bonds, StoryPoint Waterville Project, Series 2016A-1:
1,680	6.125%, 1/15/34, 144A	1/24 at 104.00	N/R	1,758,859
3,240	6.250%, 1/15/43, 144A	1/24 at 104.00	N/R	3,387,938
3,390	6.375%, 1/15/51, 144A	1/24 at 104.00	N/R	3,554,517

27,585	Tuscarawas County Economic Development and Finance Alliance, Ohio, Higher Education Facilities Revenue Bonds, Ashland University, Refunding & Improvement Series 2015, 6.000%, 3/01/45	3/25 at 100.00	N/R	28,066,358

	Western Reserve Port Authority, Ohio, Solid Waste Facility Revenue Bonds, Central Waste Inc., Series 2007A:
11,750	6.100%, 7/01/18 (Alternative Minimum Tax) (5)	No Opt. Call	N/R	118
18,400	6.350%, 7/01/27 (Alternative Minimum Tax) (5)	7/19 at 100.00	N/R	184

5,000	Western Reserve Port Authority, Ohio, Solid Waste Facility Revenue Bonds, Central Waste Inc., Series 2007B, 7.250%, 7/01/27 (Alternative Minimum Tax) (5)	7/19 at 100.00	N/R	50
2,085,452	Total Ohio			996,847,028

	Oklahoma – 1.1%

8,200	Fort Sill Apache Tribe of Oklahoma Economic Development Authority, Gaming Enterprise Revenue Bonds, Fort Sill Apache Casino, Series 2011A, 8.500%, 8/25/26, 144A	8/21 at 100.00	N/R	9,548,572

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments    June 30, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Oklahoma (continued)

	Oklahoma Development Finance Authority, Health System Revenue Bonds, OU Medicine Project, Series 2018B:
$3,515	5.250%, 8/15/43	8/28 at 100.00	BB+	$3,977,504
10,890	5.250%, 8/15/48	8/28 at 100.00	BB+	12,264,100
17,215	5.500%, 8/15/52	8/28 at 100.00	BB+	19,715,651
31,115	5.500%, 8/15/57	8/28 at 100.00	BB+	35,493,814

	Oklahoma Development Finance Authority, Revenue Bonds, Provident Oklahoma Education Resources Inc.- Cross Village Student Housing Project, Series 2017:
1,500	5.000%, 8/01/52	8/27 at 100.00	BB	1,462,020
14,000	5.250%, 8/01/57	8/27 at 100.00	BB	13,646,360

	Payne County Economic Development Authority, Oklahoma, Revenue Bonds, Epworth Living at the Ranch, Series 2016A:
4,250	6.875%, 11/01/46 (5), (8)	11/26 at 100.00	N/R	1,862,903
6,235	7.000%, 11/01/51 (5), (8)	11/26 at 100.00	N/R	2,732,988

	Tulsa County Industrial Authority, Oklahoma, Senior Living Community Revenue Bonds, Montereau, Inc. Project, Refunding Series 2017:
1,000	5.250%, 11/15/37	11/25 at 102.00	BBB–	1,110,250
5,830	5.250%, 11/15/45	11/25 at 102.00	BBB–	6,440,926

	Tulsa County Industrial Authority, Oklahoma, Senior Living Community Revenue Bonds, Montereau, Inc. Project, Series 2010A:
7,510	7.250%, 11/01/40 (Pre-refunded 5/01/20)	5/20 at 100.00	N/R (7)	8,235,241
10,760	7.250%, 11/01/45 (Pre-refunded 5/01/20)	5/20 at 100.00	N/R (7)	11,799,093

31,500	Tulsa Municipal Airport Trust, Oklahoma, Revenue Bonds, American Airlines Inc., Refunding Series 2000B, 5.500%, 6/01/35 (Alternative Minimum Tax)	6/23 at 100.00	N/R	33,848,325

5,350	Tulsa Municipal Airport Trust, Oklahoma, Revenue Bonds, American Airlines Inc., Refunding Series 2001A, 5.500%, 12/01/35 (Alternative Minimum Tax)	6/23 at 100.00	N/R	5,748,843

10,705	Tulsa Municipal Airport Trust, Oklahoma, Revenue Bonds, American Airlines Inc., Refunding Series 2001B, 5.500%, 12/01/35 (Alternative Minimum Tax)	6/23 at 100.00	N/R	11,503,058
169,575	Total Oklahoma			179,389,648

	Oregon – 0.2%

	Deschutes County Hospital Facility Authority, Oregon, Hospital Revenue Bonds, Cascade Healthcare Community, Inc., Refunding Series 2008:
900	8.000%, 1/01/28 (Pre-refunded 1/01/19)	1/19 at 100.00	A2 (7)	928,530
2,670	8.250%, 1/01/38 (Pre-refunded 1/01/19)	1/19 at 100.00	A2 (7)	2,757,896

1,600	Oregon Facilities Authority, Revenue Bonds, Concordia University Project, Series 2010A, 6.375%, 9/01/40 (Pre-refunded 9/01/20), 144A	9/20 at 100.00	N/R (7)	1,752,992

9,900	Oregon Facilities Authority, Revenue Bonds, Providence Health and Services, Series 2015C, 5.000%, 10/01/45 (UB) (6)	10/25 at 100.00	AA–	11,030,086

	Oregon Facilities Authority, Revenue Bonds, Redmond Proficiency Academy Project, Series 2015A:
550	5.500%, 6/15/35, 144A	6/25 at 100.00	N/R	564,014
1,650	5.750%, 6/15/46, 144A	6/25 at 100.00	N/R	1,698,444

3,625	Oregon Facilities Authority, Revenue Bonds, Redmond Proficiency Academy Project, Series 2016A, 5.250%, 6/15/51	6/25 at 100.00	N/R	3,574,576

1,940	Oregon Facilities Authority, Revenue Bonds, Trillium Charter School Project, Refunding Series 2007A, 7.000%, 11/01/37	11/18 at 100.00	N/R	1,963,202

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Oregon (continued)

	Oregon Health, Housing, Educational and Cultural Facilities Authority, Revenue Bonds, Oregon Coast Aquarium Project, Series 2005A:
$445	4.850%, 10/01/20	9/18 at 100.00	N/R	$445,040
130	5.000%, 10/01/21	7/18 at 100.00	N/R	129,650
730	5.350%, 10/01/31	9/18 at 100.00	N/R	696,216

8,270	Oregon State Solid Waste Disposal Facilities Economic Development Revenue Bonds, USG Corporation Project, Series 192 of 1999, 6.400%, 12/01/29 (Alternative Minimum Tax)	9/18 at 100.00	Ba2	8,288,773

3,125	Polk County Hospital Facility Authority, Oregon, Revenue Bonds, Dallas Retirement Village Project, Series 2015A, 5.375%, 7/01/45	7/25 at 100.00	N/R	3,289,438

2,480	Port of Saint Helens, Oregon, Pollution Control Revenue Bonds, Boise Cascade Project, Series 1997, 5.650%, 12/01/27	9/18 at 100.00	N/R	2,479,876
38,015	Total Oregon			39,598,733

	Pennsylvania – 2.8%

	Allegheny Country Industrial Development Authority, Pennsylvania, Environmental Improvement Revenue Bonds, United States Steel Corporation Project, Refunding Series 2009:
13,355	6.750%, 11/01/24	11/19 at 100.00	B	13,678,057
12,225	6.875%, 5/01/30	11/19 at 100.00	B	12,451,774

7,620	Allegheny Country Industrial Development Authority, Pennsylvania, Environmental Improvement Revenue Bonds, United States Steel Corporation Project, Refunding Series 2011, 6.550%, 12/01/27	12/21 at 100.00	B	7,901,178

12,775	Allegheny Country Industrial Development Authority, Pennsylvania, Environmental Improvement Revenue Bonds, United States Steel Corporation Project, Series 2012, 5.750%, 8/01/42 (Alternative Minimum Tax)	8/22 at 100.00	B	12,922,040

	Allegheny County Higher Education Building Authority, Pennsylvania, Revenue Bonds, Carlow University, Series 2011:
1,250	6.750%, 11/01/31 (Pre-refunded 11/01/21)	11/21 at 100.00	BBB (7)	1,438,013
2,500	7.000%, 11/01/40 (Pre-refunded 11/01/21)	11/21 at 100.00	BBB (7)	2,896,025

1,900	Allegheny County Higher Education Building Authority, Pennsylvania, University Revenue Bonds, Robert Morris University, Series 2008A, 6.000%, 10/15/38 (Pre-refunded 10/15/18)	10/18 at 100.00	Baa3 (7)	1,924,396

2,905	Allegheny County Industrial Development Authority, Pennsylvania, Charter School Revenue Bonds, Propel Charter School-Sunrise, Series 2013, 6.000%, 7/15/38	7/23 at 100.00	BB+	3,034,127

	Allentown Commercial and Industrial Development Authority, Pennsylvania, Revenue Bonds, Executive Education Academy Charter School, Series 2017:
2,400	6.000%, 7/01/37, 144A	7/24 at 100.00	N/R	2,381,208
11,015	6.250%, 7/01/47, 144A	7/24 at 100.00	N/R	10,927,541

	Allentown Neighborhood Improvement Zone Development Authority, Pennsylvania, Tax Revenue Bonds, City Center Project, Series 2018:
1,045	5.000%, 5/01/33, 144A	5/28 at 100.00	Ba1	1,149,688
4,200	5.000%, 5/01/42, 144A	5/28 at 100.00	Ba1	4,577,538

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments    June 30, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Pennsylvania (continued)

	Allentown Neighborhood Improvement Zone Development Authority, Pennsylvania, Tax Revenue Bonds, City Center Refunding Project, Series 2017:
$2,425	5.000%, 5/01/32, 144A	5/27 at 100.00	Ba1	$2,650,889
21,605	5.000%, 5/01/42, 144A	5/27 at 100.00	Ba1	23,364,511

31,595	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2005A, 4.000%, 1/01/35 (Mandatory put 7/01/21) (5)	No Opt. Call	N/R	15,797,500

14,455	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy Generation Project, Series 2008B, 4.250%, 10/01/47 (Mandatory put 4/01/21) (5)	No Opt. Call	N/R	13,840,663

	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generation Project, Series 2006A:
4,025	4.375%, 1/01/35 (Mandatory put 7/01/22) (5)	No Opt. Call	N/R	3,853,938
35,005	3.500%, 4/01/41 (Mandatory put 6/01/20) (5)	No Opt. Call	N/R	17,502,500

27,275	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generation Project, Series 2006B, 3.500%, 12/01/35 (Mandatory put 6/01/20) (5)	No Opt. Call	N/R	13,637,500

15,060	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generation Project, Series 2008A, 2.700%, 4/01/35 (5)	No Opt. Call	N/R	7,530,000

17,965	Berks County Industrial Development Authority, Pennsylvania, Health System Revenue Bonds, Tower Health Project, Series 2017, 5.000%, 11/01/47 (UB)	11/27 at 100.00	A3	19,911,867

2,110	Berks County Municipal Authority, Pennsylvania, Revenue Bonds, Reading Hospital and Medical Center Project, Tender Option Bond Trust 2015-XF2049, 15.892%, 11/01/44, 144A (IF) (6)	5/22 at 100.00	A3	2,818,601

1,250	Bucks County Industrial Development Authority, Pennsylvania, Environmental Improvement Revenue Bonds, U.S. Steel Corporation, Refunding Series 2011, 6.750%, 6/01/26	12/21 at 100.00	B	1,310,563

	Chester County Health and Education Facilities Authority, Pennsylvania, Revenue Bonds, Simpson Senior Services Project, Series 2015A:
705	5.000%, 12/01/30	12/25 at 100.00	N/R	732,382
680	5.000%, 12/01/35	12/25 at 100.00	N/R	698,612
1,400	5.250%, 12/01/45	12/25 at 100.00	N/R	1,455,650

9,750	Chester County Industrial Development Authority, Pennsylvania, Revenue Bonds, Collegium Chater School Project, Series 2012A, 5.375%, 10/15/42	10/22 at 100.00	BB+	10,208,640

6,000	Chester County Industrial Development Authority, Pennsylvania, Revenue Bonds, Collegium Chater School Project, Series 2017A, 5.250%, 10/15/47	4/27 at 100.00	BB+	6,139,380

	Chester County Industrial Development Authority, Pennsylvania, Revenue Bonds, Renaissance Academy Charter School Project, Series 2014:
1,600	5.000%, 10/01/39	10/24 at 100.00	BBB–	1,702,096
785	5.000%, 10/01/44	10/24 at 100.00	BBB–	831,959

1,595	Clarion County Industrial Development Authority, Pennsylvania, Revenue Bonds, Clarion University Foundation Inc. Student Housing Project at Clarion University, Series 2014A, 5.000%, 7/01/45	7/24 at 100.00	Baa3	1,630,600

1,000	East Hempfield Township Industrial Development Authority, Pennsylvania, Student Services Inc. – Student Housing Project at Millersville University, Series 2014, 5.000%, 7/01/39	7/24 at 100.00	BBB–	1,058,290

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Pennsylvania (continued)

$3,630	Lehigh County Industrial Development Authority, Pennsylvania, Special Obligation Revenue Bonds, West Hills Business Center Project, Series 2014, 6.500%, 7/01/32	7/23 at 100.00	N/R	$3,856,512

6,324	Monroe County Industrial Development Authority, Pennsylvania, Special Obligation Revenue Bonds, Tobyhanna Township Project, Series 2014, 6.875%, 7/01/33, 144A	7/24 at 100.00	N/R	6,437,010

1,440	Montgomery County Industrial Development Authority, Pennsylvania, FHA Insured Mortgage Revenue Bonds, New Regional Medical Center Project, Tender Option Bond Trust 2017-XF2454, 15.103%, 8/01/38 (Pre-refunded 8/01/20), 144A (IF) (6)	8/20 at 100.00	N/R (7)	1,873,944

1,000	Montgomery County Industrial Development Authority, Pennsylvania, Health System Revenue Bonds, Albert Einstein Healthcare Network Issue, Series 2015A, 5.250%, 1/15/45	1/25 at 100.00	BB+	1,071,820

	Mount Lebanon School District, Allegheny County, Pennsylvania, General Obligation Bonds, Tender Option Bonds Trust 2016-XG0063:
945	13.751%, 2/15/31, 144A (IF) (6)	8/23 at 100.00	Aa1	1,398,789
1,340	13.771%, 2/15/32, 144A (IF) (6)	8/23 at 100.00	Aa1	1,976,379
1,410	13.761%, 2/15/33, 144A (IF) (6)	8/23 at 100.00	Aa1	2,070,458
1,480	13.782%, 2/15/34, 144A (IF) (6)	8/23 at 100.00	Aa1	2,168,452

1,071	Northampton County Industrial Development Authority, Pennsylvania, Recovery Revenue Bonds, Northampton Generating Project, Senior Lien Series 2013A0 & AE2, 5.000%, 12/01/23 (cash 5.000%, PIK 5.000%) (5)	9/18 at 100.00	N/R	321,406

164	Northampton County Industrial Development Authority, Pennsylvania, Recovery Revenue Bonds, Northampton Generating Project, Senior Lien Taxable Series 2013B, 5.000%, 12/31/23 (cash 5.000%, PIK 5.000%) (22)	9/18 at 100.00	N/R	49,217

5,075	Northampton County Industrial Development Authority, Pennsylvania, Tax Increment Financing Revenue Bonds, Route 33 Project, Series 2013, 7.000%, 7/01/32	7/23 at 100.00	N/R	5,797,528

16,605	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, Shippingport Project, First Energy Guarantor, Series 2005A, 3.750%, 12/01/40 (Mandatory put 7/01/20) (5)	No Opt. Call	N/R	8,302,500

4,015	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, Shippingport Project, First Energy Guarantor, Series 2006A, 2.550%, 11/01/41 (Mandatory put 12/03/18) (5)	No Opt. Call	N/R	2,007,500

56,920	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Refunding Bonds, PPL Energy Supply, LLC Project, Series 2009A, 6.400%, 12/01/38	9/25 at 100.00	B2	58,224,037

8,850	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Refunding Bonds, PPL Energy Supply, LLC Project, Series 2009B, 5.000%, 12/01/38 (Mandatory put 9/01/20)	No Opt. Call	B2	8,916,021

1,000	Pennsylvania Economic Development Financing Authority, Sewage Sludge Disposal Revenue Bonds, Philadelphia Biosolids Facility Project, Series 2009, 6.250%, 1/01/32	1/20 at 100.00	Baa3	1,048,350

49,050	Pennsylvania Economic Development Financing Authority, Solid Waste Disposal Revenue Bonds, USG Corporation Project, Series 1999, 6.000%, 6/01/31 (Alternative Minimum Tax)	12/18 at 100.00	Ba2	49,142,214

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments    June 30, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Pennsylvania (continued)

$2,070	Pennsylvania Economic Development Financing Authority, Special Facilities Revenue Bonds, US Airways Group Inc. Project, Series 2010B, 8.000%, 5/01/29	5/20 at 100.00	B1	$2,253,775

	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, University of Pennsylvania Health System, Tender Option Bond Trust 2015-XF2189:
1,205	17.153%, 8/15/41 (Pre-refunded 8/15/21), 144A (IF) (6)	8/21 at 100.00	Aa3 (7)	1,792,642
750	16.649%, 8/15/41 (Pre-refunded 8/15/21), 144A (IF) (6)	8/21 at 100.00	Aa3 (7)	1,104,405

4,000	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Capital Appreciation Series 2009E, 6.375%, 12/01/38	12/27 at 100.00	A3	4,962,360

	Philadelphia Authority for Industrial Development, Pennsylvania, Senior Living Facilities, Philadelphia, Revenue Bonds, Wesley Enhanced Living Obligated Group, Series 2017A:
1,445	5.000%, 7/01/37	7/27 at 100.00	BB	1,542,003
1,575	5.000%, 7/01/42	7/27 at 100.00	BB	1,673,422
3,605	5.000%, 7/01/49	7/27 at 100.00	BB	3,810,882

942	Philadelphia Authority for Industrial Development, Pennsylvania, Multifamily Housing Revenue Bonds, Presbyterian Homes Germantown – Morrisville Project, Series 2005A, 5.625%, 7/01/35	9/18 at 100.00	Baa3	942,933

3,091	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Leadership Learning Partners, Series 2005A, 5.375%, 7/01/36 (5)	9/18 at 100.00	N/R	30,912

2,050	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Nueva Esperanza, Inc. – Esperanza Academy Charter School, Series 2013, 8.000%, 1/01/33	1/23 at 100.00	N/R	2,279,149

	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Richard Allen Preparatory Charter School, Series 2006:
1,040	6.050%, 5/01/23	9/18 at 100.00	N/R	996,299
985	6.250%, 5/01/33	9/18 at 100.00	N/R	859,097

	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Southwest Leadership Academy, Series 2017:
345	6.470%, 11/01/37	11/27 at 100.00	N/R	338,624
4,785	6.600%, 11/01/47	11/27 at 100.00	N/R	4,669,394

	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Tacony Academy Charter School, Series of 2014:
1,000	6.875%, 6/15/33	6/23 at 100.00	BB+	1,097,810
6,070	7.375%, 6/15/43	6/23 at 100.00	BB+	6,756,821

3,380	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, University of the Arts, Series 2017, 5.000%, 3/15/45, 144A	3/28 at 100.00	BB+	3,439,556

	Philadelphia Hospitals and Higher Education Facilities Authority, Pennsylvania, Hospital Revenue Bonds, Temple University Health System Obligated Group, Series 2012A:
1,000	5.625%, 7/01/36	7/22 at 100.00	Ba1	1,089,470
37,555	5.625%, 7/01/42	7/22 at 100.00	Ba1	40,753,559

875	Quakertown General Authority Health Facilities, Pennsylvania, Revenue USDA Loan Anticipation Notes and Revenue Bonds for LifeQuest Obligated Group, Series 2017C, 5.300%, 7/01/42	7/22 at 100.00	N/R	876,243

3,100	Scranton, Lackawanna County, Pennsylvania, General Obligation Notes, Series 2016, 5.000%, 11/15/32	5/24 at 100.00	BB+	3,250,629

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Pennsylvania (continued)

$5,000	The Hospitals and Higher Education Facilities Authority of Philadelphia, Pennsylvania, Hospital Revenue Bonds, Temple University Health System Obligated Group, Series of 2017, 5.000%, 7/01/33	7/27 at 100.00	Ba1	$5,497,450

6,620	The Redevelopment Authority of the City of Scranton, Lackawanna county, Pennsylvania, Guaranteed Lease Revenue Bonds, Series 2016A, 5.000%, 11/15/28	5/24 at 100.00	BB+	6,720,425
522,282	Total Pennsylvania			473,357,723

	Rhode Island – 0.2%

6,050	Rhode Island Health & Educational Building Corporation, Health Facilities Revenue Bonds, Tockwotton Home, Series 2011, 8.375%, 1/01/46 (Pre-refunded 1/01/21)	1/21 at 100.00	Aaa (7)	7,003,178

	Rhode Island Health and Educational Building Corporation, Revenue Bonds, Care New England Health System, Series 2013A:
2,370	5.500%, 9/01/28 (Pre-refunded 9/01/23)	9/23 at 100.00	BB– (7)	2,759,604
2,500	6.000%, 9/01/33 (Pre-refunded 9/01/23)	9/23 at 100.00	BB– (7)	2,971,775

237,800	Rhode Island Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed Bonds, Series 2007A, 0.000%, 6/01/52	9/18 at 13.66	CCC+	29,991,336
248,720	Total Rhode Island			42,725,893

	South Carolina – 1.2%

	Greenville Hospital System Board of Trustees, South Carolina, Hospital Revenue Bonds, Tender Option Bond Trust 2015-XF0145:
510	16.212%, 5/30/22, 144A (IF)	No Opt. Call	A	780,025
500	16.324%, 5/30/22, 144A (IF)	No Opt. Call	A	759,790
1,000	16.324%, 5/30/22, 144A (IF)	No Opt. Call	A	1,483,180

5,229	Lancaster County, South Carolina, Special Assessment Bonds, Edgewater II Improvement District, Series 2007A, 7.750%, 11/01/39 (5)	9/18 at 100.00	N/R	1,098,090

14,058	Lancaster County, South Carolina, Special Assessment Bonds, Edgewater II Improvement District, Series 2007B, 7.700%, 11/01/18 (5)	No Opt. Call	N/R	2,952,180

70	South Carolina Jobs Economic Development Authority, Economic Development Revenue Bonds, Midland Valley Preparatory School Project, Taxable Series 2014B, 8.000%, 11/15/19, 144A	No Opt. Call	N/R	69,719

2,000	South Carolina Jobs-Economic Development Authority, Economic Development Revenue Bonds, Midland Valley Preparatory School Project, Series 2014, 7.750%, 11/15/45, 144A	11/24 at 100.00	N/R	2,191,600

3,000	South Carolina Jobs-Economic Development Authority, Economic Development Revenue Bonds, Palmetto Scholars Academy Project, Series 2015A, 5.250%, 8/15/46, 144A	2/25 at 100.00	BB	2,999,820

	South Carolina Jobs-Economic Development Authority, Economic Development Revenue Bonds, York Preparatory Academy Project, Series 2014A:
1,370	7.000%, 11/01/33	11/24 at 100.00	N/R	1,456,639
11,515	7.250%, 11/01/45	11/24 at 100.00	N/R	12,287,196

	South Carolina Jobs-Economic Development Authority, Health Facilities Revenue Bonds, Lutheran Homes of South Carolina Inc., Series 2013:
750	5.000%, 5/01/43	5/23 at 100.00	N/R	770,978
1,255	5.125%, 5/01/48	5/23 at 100.00	N/R	1,294,106

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments    June 30, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	South Carolina (continued)

$19,495	South Carolina Jobs-Economic Development Authority, Hospital Revenue Bonds, McLeod Health Projects, Series 2018, 4.000%, 11/01/48 (UB) (6)	5/28 at 100.00	AA–	$19,956,252

15,055	South Carolina Jobs-Economic Development Authority, Solid Waste Recycling Facilities Revenue Bonds, Viva Recycling of South Carolina, LLC Project, Series 2012, 8.125%, 1/01/28 (Alternative Minimum Tax) (5)	1/22 at 100.00	N/R	3,763,750

1,700	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Series 2012D, 5.000%, 12/01/43 (UB) (6)	6/22 at 100.00	A2	1,784,779

2,185	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Series 2013E, 5.000%, 12/01/48 (UB) (6)	12/23 at 100.00	A2	2,313,172

	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Series 2014A:
2,575	5.000%, 12/01/49 (UB) (6)	6/24 at 100.00	A2	2,732,925
68,695	5.500%, 12/01/54 (UB) (6)	6/24 at 100.00	A2	74,785,499

10,000	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Series 2014C, 5.000%, 12/01/46 (UB) (6)	12/24 at 100.00	A2	10,682,600

28,660	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Series 2015A, 5.000%, 12/01/50 (UB) (6)	6/25 at 100.00	A2	30,660,182

	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Series 2015E:
4,970	5.250%, 12/01/55 (UB) (6)	12/25 at 100.00	A2	5,408,055
410	5.250%, 12/01/55	12/25 at 100.00	A+	446,137

	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Series 2016B:
6,780	5.000%, 12/01/46 (UB) (6)	12/26 at 100.00	A2	7,365,928
7,770	5.000%, 12/01/56 (UB) (6)	12/26 at 100.00	A2	8,366,037

	Walnut Creek Improvement District, Lancaster County, South Carolina, Assessment Revenue Bonds, Series 2016A-1:
1,280	5.000%, 12/01/31	12/23 at 100.00	N/R	1,329,062
1,500	5.000%, 12/01/37	12/23 at 100.00	N/R	1,542,135
212,332	Total South Carolina			199,279,836

	South Dakota – 0.1%

6,400	Lower Brule Sioux Tribe, South Dakota, Tribal Purpose Refunding Bonds, Series 2014C, 6.000%, 3/01/32	3/24 at 100.00	N/R	6,213,824

	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Sanford Health, Tender Option Bond Trust 2016-XG0096:
1,250	14.347%, 11/01/40, 144A (IF) (6)	11/19 at 100.00	A+	1,471,975
250	14.347%, 11/01/40, 144A (IF) (6)	11/19 at 100.00	A+	294,395
2,905	14.342%, 11/01/40, 144A (IF) (6)	11/19 at 100.00	A+	3,420,638
10,805	Total South Dakota			11,400,832

	Tennessee – 1.8%

2,000	Blount County Health and Educational Facilities Board, Tennessee, Revenue Refunding Bonds, Asbury, Inc., Series 2016A, 5.000%, 1/01/47	1/25 at 102.00	N/R	2,085,720

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Tennessee (continued)

	Chattanooga Health, Educational and Housing Facility Board, Tennessee, Hospital Revenue Bonds, Catholic Health Initiatives, Tender Option Bond 2015-XF1023:
$2,545	13.727%, 1/01/40, 144A (IF) (6)	1/23 at 100.00	BBB+	$3,262,105
2,500	13.733%, 1/01/45, 144A (IF) (6)	1/23 at 100.00	BBB+	3,183,350
865	13.716%, 1/01/45, 144A (IF) (6)	1/23 at 100.00	BBB+	1,101,093

41,045	Greeneville Health and Educational Facilities Board, Tennessee, Hospital Revenue Bonds, Ballad Health, Series 2018A, 4.000%, 7/01/40 (UB) (6)	7/28 at 100.00	Baa1	41,449,704

2,000	Johnson City Health and Educational Facilities Board, Tennessee, Hospital Revenue Bonds, Mountain States Health Alliance, Series 2012A, 5.000%, 8/15/42	8/22 at 100.00	Baa1	2,112,440

	Knox County Health, Educational, and Housing Facilities Board, Tennessee, Revenue Bonds, Provision Center for Proton Therapy Project, Series 2014:
8,235	5.250%, 5/01/25, 144A	11/24 at 100.00	N/R	7,443,040
57,375	6.000%, 5/01/34, 144A	11/24 at 100.00	N/R	50,719,500

4,485	Memphis Health, Educational and Housing Facilities Board, Tennessee, Multifamily Housing Revenue Bonds, Serenity Towers Apartments, Series 2014A, 5.875%, 3/01/44	3/24 at 100.00	CCC+	4,354,531

	Memphis/Shelby County Economic Development Growth Engine Industrial Development Board, Tennessee, Tax Increment Revenue Bonds, Graceland Project, Senior Series 2017A:
3,030	5.500%, 7/01/37	7/27 at 100.00	N/R	3,247,463
4,750	5.625%, 1/01/46	7/27 at 100.00	N/R	5,076,468

13,790	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Revenue Bonds, Knowledge Academy Charter School, Series 2017A, 5.625%, 6/15/47, 144A	6/27 at 100.00	N/R	13,424,703

1,235	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Revenue Bonds, Knowledge Academy Charter School, Series 2017B, 6.750%, 6/15/22, 144A	No Opt. Call	N/R	1,222,638

	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Revenue Bonds, Rocketship Education Project, Series 2017E:
3,975	5.250%, 6/01/47, 144A	6/26 at 100.00	N/R	4,147,237
3,250	5.375%, 6/01/52, 144A	6/26 at 100.00	N/R	3,395,600

16,615	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Revenue Bonds, Vanderbilt University Medical Center, Series 2016A, 5.000%, 7/01/46 (UB) (6)	7/26 at 100.00	A3	18,413,242

19,965	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Vanderbilt University Medical Center Revenue Bonds, Series 2017A, 5.000%, 7/01/48 (UB) (6)	7/27 at 100.00	A3	22,161,150

1,450	Shelby County Health, Educational and Housing Facility Board, Tennessee, Fixed Rate Revenue Bonds, Trezevant Manor, Refunding Series 2013A, 5.375%, 9/01/41	9/23 at 100.00	N/R	1,386,113

	The Health and Educational Facilities Board of the City of Franklin, Tennessee, Revenue Bonds, Provision Cares Proton Therapy Center, Nashville Project, Series 2017A:
18,170	7.375%, 6/01/37, 144A	6/27 at 100.00	N/R	19,332,153
17,235	7.500%, 6/01/47, 144A	6/27 at 100.00	N/R	18,457,651

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments    June 30, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Tennessee (continued)

$66,300	The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series 2006B, 5.625%, 9/01/26	No Opt. Call	BBB	$75,869,079

12,025	Wilson County Health and Educational Facilities Board, Tennessee, Senior Living Revenue Bonds, Rutland Place Inc. Project, Series 2015A, 5.500%, 1/01/46	9/18 at 100.00	N/R	11,189,623
302,840	Total Tennessee			313,034,603

	Texas – 4.7%

4,235	Anson Education Facilities Corporation, Texas, Education Revenue Bonds, Arlington Classics Academy, Series 2016A, 5.000%, 8/15/45	8/26 at 100.00	BBB–	4,510,783

	Argyle, Texas, Special Assessment Revenue Bonds, Highlands of Argyle Public Improvement District 1 Project, Series 2017:
750	5.000%, 9/01/37	9/27 at 100.00	N/R	749,948
1,470	5.250%, 9/01/47	9/27 at 100.00	N/R	1,470,956

	Argyle, Texas, Special Assessment Revenue Bonds, Waterbrook of Argyle Public Improvement District Project, Series 2018:
2,100	5.125%, 9/01/38, 144A	9/28 at 100.00	N/R	2,099,853
4,000	5.250%, 9/01/47, 144A	9/28 at 100.00	N/R	4,002,840

1,150	Arlington Higher Education Finance Corporation, Texas, Education Revenue Bonds, Wayside Schools, Series 2016A, 4.625%, 8/15/46	8/21 at 100.00	BB+	1,154,083

195	Arlington Higher Education Finance Corporation, Texas, Education Revenue Bonds, Arlington Classics Academy, Series 2010A, 7.000%, 8/15/28	8/20 at 100.00	BBB–	210,247

	Arlington Higher Education Finance Corporation, Texas, Education Revenue Bonds, Leadership Prep School, Series 2016A:
490	5.000%, 6/15/36	6/21 at 100.00	BB	496,551
1,245	5.000%, 6/15/46	6/21 at 100.00	BB	1,256,852

	Arlington Higher Education Finance Corporation, Texas, Education Revenue Bonds, UME Preparatory Academy, Taxable Series 2017A:
1,000	5.000%, 8/15/38	8/27 at 100.00	N/R	1,000,670
1,800	5.000%, 8/15/48	8/27 at 100.00	N/R	1,772,352
900	5.000%, 8/15/53	8/27 at 100.00	N/R	870,633

6,630	Aubrey, Denton County, Texas, Special Assessment Revenue Bonds, Jackson Ridge Public Improvement District Phase 1 Project, Series 2015, 7.250%, 9/01/45	3/23 at 103.00	N/R	6,816,966

5,935	Aubrey, Denton County, Texas, Special Assessment Revenue Bonds, Jackson Ridge Public Improvement District Phases 2-3 Major Improvements Project, Series 2015, 8.250%, 9/01/40	3/23 at 103.00	N/R	6,103,791

3,800	Aubrey, Denton County, Texas, Special Assessment Revenue Bonds, Winn Ridge South Public Improvement District Project, Series 2017, 6.200%, 9/01/47, 144A	9/27 at 100.00	N/R	3,812,768

8,395	Austin, Texas, Special Assessment Revenue Bonds, Estancia Hill Country Public Improvement District Area 1 Series 2013, 6.000%, 11/01/28	11/23 at 100.00	N/R	8,663,976

	Beasley Higher Education Finance Corporation, Texas, Education Revenue Bonds, FOCUS Learning Academy Charter School, Series 2011:
1,565	7.500%, 8/15/31 (5)	8/21 at 100.00	C	1,032,900
3,525	7.750%, 8/15/41 (5)	8/21 at 100.00	C	2,326,500

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Texas (continued)

	Brazos River Authority, Texas, Collateralized Pollution Control Revenue Bonds, Texas Utilities Electric Company, Series 2003B:
$9,860	6.300%, 7/01/32 (Alternative Minimum Tax) (5)	No Opt. Call	N/R	$99
13,650	5.000%, 3/01/41 (Alternative Minimum Tax) (5)	No Opt. Call	N/R	137

1,020	Brazos River Authority, Texas, Collateralized Pollution Control Revenue Bonds, Texas Utilities Electric Company, Series 2003D, 5.400%, 10/01/29 (5)	No Opt. Call	C	10

8,875	Brazos River Authority, Texas, Pollution Control Revenue Bonds, TXU Electric Company Project, Series 1999A, 7.700%, 4/01/33 (Alternative Minimum Tax) (5)	No Opt. Call	N/R	89

10,925	Brazos River Authority, Texas, Pollution Control Revenue Bonds, TXU Energy Company LLC Project, Series 2003C, 6.750%, 10/01/38 (Alternative Minimum Tax) (5)	No Opt. Call	N/R	109

16,665	Brazos River Authority, Texas, Pollution Control Revenue Refunding Bonds, TXU Electric Company, Series 1999C, 7.700%, 3/01/32 (Alternative Minimum Tax) (5)	No Opt. Call	N/R	167

40,000	Brazos River Authority, Texas, Pollution Control Revenue Refunding Bonds, TXU Electric Company, Series 2001D, 8.250%, 5/01/33 (Alternative Minimum Tax) (5)	7/18 at 100.00	N/R	400

	Celina, Texas, Special Assessment Revenue Bonds, Creeks of Legacy Public Improvement District Phase 1 Project, Series 2014:
1,450	6.625%, 9/01/32	9/22 at 103.00	N/R	1,461,310
3,400	7.000%, 9/01/40	9/22 at 103.00	N/R	3,426,146

	Celina, Texas, Special Assessment Revenue Bonds, Creeks of Legacy Public Improvement District Phase 2 & 3 Major improvement Project, Series 2014:
2,025	7.250%, 9/01/32	9/22 at 103.00	N/R	2,040,410
3,500	7.625%, 9/01/40	9/22 at 103.00	N/R	3,526,250

	Celina, Texas, Special Assessment Revenue Bonds, Glen Crossing Public Improvement District Phase 1 Project, Series 2016:
575	4.800%, 9/01/37	9/26 at 100.00	N/R	555,387
1,000	5.250%, 9/01/46	9/26 at 100.00	N/R	961,560

1,100	Celina, Texas, Special Assessment Revenue Bonds, Lakes at Mustang Ranch Public Improvement District Phase 1 Project, Series 2015, 5.875%, 9/01/40	9/20 at 103.00	N/R	1,105,962

	Celina, Texas, Special Assessment Revenue Bonds, Lakes at Mustang Ranch Public Improvement District Phase 2-9 Major improvement Project, Series 2015:
1,750	6.000%, 9/01/30	9/22 at 103.00	N/R	1,770,108
5,000	6.250%, 9/01/40	9/22 at 103.00	N/R	5,056,900

3,115	Celina, Texas, Special Assessment Revenue Bonds, Ownsby Farms Public Improvement District Phase 1 Project, Series 2017, 6.125%, 9/01/46	9/27 at 100.00	N/R	3,144,001

1,245	Celina, Texas, Special Assessment Revenue Bonds, Ownsby Farms Public Improvement District Phase 2 Major Improvement Project, Series 2017, 6.125%, 9/01/46	9/27 at 100.00	N/R	1,225,989

6,045	Celina, Texas, Special Assessment Revenue Bonds, Sutton Fields II Public Improvement District Neighborhood Improvement Area 1 Project, Series 2015, 7.250%, 9/01/45	3/23 at 103.00	N/R	6,044,154

10,640	Celina, Texas, Special Assessment Revenue Bonds, Sutton Fields II Public Improvement District Neighborhood Improvement Areas 2-5 Major Improvement Project, Series 2015, 8.250%, 9/01/40	3/23 at 103.00	N/R	10,637,872

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments    June 30, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Texas (continued)

	Celina, Texas, Special Assessment Revenue Bonds, Wells North Public Improvement District Neighborhood Improvement Area 1 Project, Series 2016:
$700	5.000%, 9/01/36, 144A	9/22 at 103.00	N/R	$686,854
1,650	5.250%, 9/01/46, 144A	9/22 at 103.00	N/R	1,621,290

1,595	Celina, Texas, Special Assessment Revenue Bonds, Wells South Public Improvement District Neighborhood Improvement Area 1 Project, Series 2015, 6.250%, 9/01/45	9/24 at 100.00	N/R	1,651,607

1,000	Central Texas Regional Mobility Authority, Revenue Bonds, Refunding Subordinate Lien Series 2013, 5.000%, 1/01/42	1/23 at 100.00	Baa3	1,071,330

	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien Series 2010:
2,225	0.000%, 1/01/28	No Opt. Call	Baa2	1,575,345
4,000	0.000%, 1/01/29	No Opt. Call	Baa2	2,702,920

20,000	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien Series 2011, 6.750%, 1/01/41 (Pre-refunded 1/01/21)	1/21 at 100.00	Baa3 (7)	22,326,200

6,000	City Of Celina, Collin and Denton Counties, Texas, Special Assessment Revenue Bonds, The Columns Public Improvement District Project, Series 2018, 6.250%, 9/01/48, 144A	9/28 at 100.00	N/R	6,021,720

	City of Shenandoah, Montgomery County, Texas, Special Assessment Revenue Bonds, Metropark Public Improvement District, Series 2018:
1,835	5.600%, 9/01/38	9/28 at 100.00	N/R	1,834,853
3,100	5.700%, 9/01/47	9/28 at 100.00	N/R	3,102,108

7,500	Clifton Higher Education Finance Corporation, Texas, Education Revenue Bonds, Tejano Center for Community Concerns, Inc.-Raul Yzaguirre School for Success, Refunding Series 2009A, 9.000%, 2/15/38	9/18 at 100.00	B	7,514,625

900	Clifton Higher Education Finance Corporation, Texas, Education Revenue Bonds, Uplift Education Charter School, Series 2013A, 4.400%, 12/01/47	12/22 at 100.00	BBB–	908,595

3,355	Clifton Higher Education Finance Corporation, Texas, Education Revenue Bonds, Uplift Education Charter School, Series 2014A, 4.600%, 12/01/49	12/24 at 100.00	BBB–	3,418,275

	Club Municipal Management District 1, Texas, Special Assessment Revenue Bonds, Improvement Area 1 Project, Series 2016:
1,490	6.250%, 9/01/35	9/23 at 103.00	N/R	1,436,747
3,500	6.500%, 9/01/46	9/23 at 103.00	N/R	3,340,050

1,200	Comal County, Texas, Special Assessment Revenue Bonds, Crossings Public Improvement District, Series 2017, 5.000%, 9/01/46	9/27 at 100.00	N/R	1,192,740

30	Danbury Higher Education Authority Inc., Texas, Golden Rule Charter School Revenue Bonds, Series 2008A, 6.500%, 8/15/38	No Opt. Call	N/R	30,000

6,050	Danbury Higher Education Authority, Texas, Charter School Revenue Bonds, John H. Wood Jr. Public Charter District, Inspire Academies, Series 2013A, 6.500%, 8/15/43	8/23 at 100.00	BBB–	6,663,894

	Decatur Hospital Authority, Texas, Revenue Bonds, Wise Regional Health System, Series 2013A:
960	6.625%, 9/01/31	9/23 at 100.00	N/R	1,123,200
7,010	6.375%, 9/01/42	9/23 at 100.00	N/R	7,967,846

11,875	Decatur Hospital Authority, Texas, Revenue Bonds, Wise Regional Health System, Series 2014A, 5.250%, 9/01/44	9/24 at 100.00	BBB–	12,778,569

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Texas (continued)

	Flower Mound, Texas, Special Assessment Revenue Bonds, River Walk Public Improvement District 1, Series 2014:
$1,400	6.500%, 9/01/36	9/19 at 103.00	N/R	$1,424,472
2,000	6.750%, 9/01/43	9/19 at 103.00	N/R	2,029,720

3,500	Fort Bend County Industrial Development Corporation, Texas, Revenue Bonds, NRG Energy Inc. Project, Series 2012A. RMKT, 4.750%, 5/01/38	11/22 at 100.00	Baa3	3,591,980

3,775	Fort Bend County Industrial Development Corporation, Texas, Revenue Bonds, NRG Energy Inc. Project, Series 2012B, 4.750%, 11/01/42	11/22 at 100.00	Baa3	3,863,675

2,530	Gulf Coast Industrial Development Authority, Texas, Solid Waste Disposal Revenue Bonds, Citgo Petroleum Corporation Project, Series 1998, 8.000%, 4/01/28 (Alternative Minimum Tax)	9/18 at 100.00	B3	2,553,504

	Hackberry, Texas, Combination Special Assessment and Contract Revenue Road and Utility Bonds, Hidden Cove Improvements Series 2009-2A:
840	8.625%, 9/01/29 (Pre-refunded 9/01/19)	9/19 at 100.00	N/R (7)	903,412
8,330	9.000%, 9/01/38 (Pre-refunded 9/01/19)	9/19 at 100.00	N/R (7)	9,003,481

	Hackberry, Texas, Special Assessment Revenue Bonds, Hackberry Public Improvement District 3 Phase 13-16 Project, Refunding & Improvement Series 2017:
1,200	4.500%, 9/01/37	9/27 at 100.00	N/R	1,192,320
1,260	5.000%, 9/01/44	9/27 at 100.00	N/R	1,291,576

	Hackberry, Texas, Special Assessment Revenue Bonds, Hackberry Public Improvement District 3 Phase13 Project, Series 2014:
500	6.625%, 9/01/37 (Pre-refunded 9/01/19)	9/19 at 103.00	N/R (7)	543,315
525	6.750%, 9/01/44 (Pre-refunded 9/01/19)	9/19 at 103.00	N/R (7)	571,232

500	Hackberry, Texas, Special Assessment Revenue Bonds, Hackberry Public Improvement District 3 Phase14-16 Project, Series 2014, 7.000%, 9/01/33 (Pre-refunded 9/01/19)	9/19 at 103.00	N/R (7)	545,465

	Hackberry, Texas, Special Assessment Revenue Bonds, Rivendale by the Lake Public Improvement District 2 Phases 4-6, Series 2017:
1,530	4.625%, 9/01/37	9/27 at 100.00	N/R	1,525,089
2,345	5.000%, 9/01/47	9/27 at 100.00	N/R	2,398,489

2,500	Harris County Cultural Education Facilities Finance Corporation, Texas, First Mortgage Revenue Bonds, Brazos Presbyterian Homes, Inc. Project, Series 2013B, 7.000%, 1/01/43 (Pre-refunded 1/01/23)	1/23 at 100.00	BB+ (7)	3,020,375

600	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Capital Appreciation Refunding Senior Lien Series 2014A, 0.000%, 11/15/53 – AGM Insured	11/31 at 33.96	A2	116,592

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments    June 30, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Texas (continued)

	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Junior Lien Series 2001H:
$1,875	0.000%, 11/15/23 – NPFG Insured	No Opt. Call	BB+	$1,560,544
16,030	0.000%, 11/15/25 – NPFG Insured	No Opt. Call	BB+	12,236,020
4,920	0.000%, 11/15/26	No Opt. Call	BB+	3,599,570
5,000	0.000%, 11/15/27 – NPFG Insured	No Opt. Call	BB+	3,514,300
12,075	0.000%, 11/15/28 – NPFG Insured	No Opt. Call	BB+	8,148,572
10,525	0.000%, 11/15/29 – NPFG Insured	No Opt. Call	BB+	6,822,937
14,715	0.000%, 11/15/30 – NPFG Insured	No Opt. Call	BB+	9,171,124
5,000	0.000%, 11/15/31 – NPFG Insured	No Opt. Call	BB+	2,995,450
1,910	0.000%, 11/15/32 – NPFG Insured	11/31 at 94.05	BB+	1,055,218
2,075	0.000%, 11/15/34 – NPFG Insured	11/31 at 83.17	BB+	1,000,503
35	0.000%, 11/15/35	11/31 at 78.18	BB+	15,802
4,160	0.000%, 11/15/36 – NPFG Insured	11/31 at 73.51	BB+	1,759,139
1,525	0.000%, 11/15/37 – NPFG Insured	11/31 at 69.08	BB+	605,242
1,930	0.000%, 11/15/38 – NPFG Insured	11/31 at 64.91	BB+	717,825
1,130	0.000%, 11/15/39 – NPFG Insured	11/31 at 60.98	BB+	392,743
10,045	0.000%, 11/15/40 – NPFG Insured	11/31 at 57.27	BB+	3,270,552
17,665	0.000%, 11/15/41 – NPFG Insured	11/31 at 53.78	BB+	5,386,765

1,840	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Senior Lien Series 2001G, 0.000%, 11/15/41 – NPFG Insured	11/31 at 53.78	A–	593,602

	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Third Lien Series 2004A-3:
100	0.000%, 11/15/31 – NPFG Insured	11/24 at 66.52	BB	52,342
605	0.000%, 11/15/32 – NPFG Insured	11/24 at 62.70	BB	298,332
1,420	0.000%, 11/15/33 – NPFG Insured	11/24 at 59.10	BB	659,547
190	0.000%, 11/15/34 – NPFG Insured	11/24 at 55.69	BB	83,057
3,120	0.000%, 11/15/35 – NPFG Insured	11/24 at 52.47	BB	1,282,538
6,465	0.000%, 11/15/38 – NPFG Insured	11/24 at 43.83	BB	2,211,547
9,245	0.000%, 11/15/39 – NPFG Insured	11/24 at 41.26	BB	2,973,469

	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Third Lien Series 2004A-3:
25	0.000%, 11/15/34 (Pre-refunded 11/15/24) – NPFG Insured	11/24 at 55.69	Baa2 (7)	11,878
3,535	0.000%, 11/15/38 (Pre-refunded 11/15/24) – NPFG Insured	11/24 at 43.83	Baa2 (7)	1,321,772
8,430	0.000%, 11/15/39 (Pre-refunded 11/15/24) – NPFG Insured	11/24 at 41.26	Baa2 (7)	2,967,360

	Harris County-Houston Sports Authority, Texas, Special Revenue Bonds, Refunding Senior Lien Series 2001A:
1,180	0.000%, 11/15/34 – NPFG Insured	11/30 at 78.27	A2	596,974
27,155	0.000%, 11/15/38 – NPFG Insured	11/30 at 61.17	A2	10,529,351
10,750	0.000%, 11/15/40 – NPFG Insured	11/30 at 54.04	A2	3,660,483

9,190	Hays County, Texas, Special Assessment Revenue Bonds, La Cima Improvement District Major Public Improvement Project, Series 2015, 7.000%, 9/15/45	9/25 at 100.00	N/R	9,188,713

7,575	Heart of Texas Education Finance Corporation, Texas, Gateway Charter Academy, Series 2006A, 6.000%, 2/15/36	9/18 at 100.00	N/R	7,257,002

7,000	Houston, Texas, Airport System Special Facilities Revenue Bonds, Continental Airlines Inc. – Terminal Improvement Project, Refunding Series 2011, 6.625%, 7/15/38 (Alternative Minimum Tax)	7/21 at 100.00	Ba3	7,687,750

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Texas (continued)

$9,250	Houston, Texas, Airport System Special Facilities Revenue Bonds, United Airlines Inc. Terminal Improvement Project, Refunding Series 2015B-1, 5.000%, 7/15/35 (Alternative Minimum Tax)	7/25 at 100.00	BB	$9,970,760

2,650	Houston, Texas, Airport System Special Facilities Revenue Bonds, United Airlines, Inc. Terminal E Project, Refunding Series 2014, 5.000%, 7/01/29 (Alternative Minimum Tax)	7/24 at 100.00	Ba3	2,872,203

37,245	Jefferson County Industrial Development Corporation, Texas, Hurricane Ike Disaster Area Revenue Bonds, Port of Beaumont Petroleum Transload Terminal, LLC Project, Series 2012, 8.250%, 7/01/32	7/22 at 100.00	N/R	38,258,064

	Justin, Denton County, Texas, Special Assessment Revenue Bonds, Timberbrook Public Improvement District 1 Improvement Area 1 Project, Series 2018:
1,175	5.375%, 9/01/38, 144A	9/28 at 100.00	N/R	1,181,310
1,315	5.000%, 9/01/38, 144A	9/28 at 100.00	N/R	1,322,206
1,770	5.500%, 9/01/47, 144A	9/28 at 100.00	N/R	1,780,815
1,930	5.125%, 9/01/47, 144A	9/28 at 100.00	N/R	1,942,024

2,765	Leander, Texas, Special Assessment Revenue Bonds, Crystal Springs Public Improvement District Project, Series 2018, 5.300%, 9/01/48, 144A	9/28 at 100.00	N/R	2,784,244

1,100	Leander, Texas, Special Assessment Revenue Bonds, Deerbrooke Public Improvement District Northern Improvement Area Major Improvement Project, Series 2017, 5.375%, 9/01/47, 144A	9/26 at 100.00	N/R	1,100,990

3,900	Leander, Texas, Special Assessment Revenue Bonds, Deerbrooke Public Improvement District Southern Improvement Area Project, Series 2017, 5.000%, 9/01/47, 144A	9/26 at 100.00	N/R	3,864,276

	Leander, Texas, Special Assessment Revenue Bonds, Oak Creek Public Improvement District, Series 2014:
775	5.750%, 9/01/38	9/19 at 103.00	N/R	775,783
750	5.875%, 9/01/44	9/19 at 103.00	N/R	750,885

	Liberty Hill, Williamson County, Texas, Special Assessment Revenue Bonds, Liberty Parke Public Improvement District Master Improvement Area Project, Series 2017:
560	5.125%, 9/01/27, 144A	No Opt. Call	N/R	561,921
2,165	6.000%, 9/01/46, 144A	9/27 at 100.00	N/R	2,196,782

1,000	Liberty Hill, Williamson County, Texas, Special Assessment Revenue Bonds, Liberty Parke Public Improvement District Neighborhood Improvement Area 1 Project, Series 2017, 5.375%, 9/01/46, 144A	9/26 at 100.00	N/R	1,013,430

	Little Elm, Texas, Special Assessment Revenue Bonds, Valencia Public Improvement District Phase I, Refunding & Improvement Series 2018:
95	0.000%, 9/01/22, 144A	No Opt. Call	N/R	80,140
6,715	5.250%, 9/01/44, 144A	9/28 at 100.00	N/R	6,783,023

5,175	Little Elm, Texas, Special Assessment Revenue Bonds, Hillstone Pointe Public Improvement District 2 Phase 1-1A Project, Series 2017, 6.000%, 9/01/47, 144A	9/27 at 100.00	N/R	5,174,483

1,400	Little Elm, Texas, Special Assessment Revenue Bonds, Lakeside Estates Public Improvement District 2 Project, Series 2017, 5.000%, 9/01/47, 144A	9/27 at 100.00	N/R	1,387,176

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments    June 30, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Texas (continued)

	Little Elm, Texas, Special Assessment Revenue Bonds, Valencia Public Improvement District Improvement Area 2 Project, Refunding & Improvement Series 2018:
$70	0.000%, 9/01/19, 144A	No Opt. Call	N/R	$66,550
70	0.000%, 9/01/20, 144A	No Opt. Call	N/R	63,608
70	0.000%, 9/01/21, 144A	No Opt. Call	N/R	60,607
70	0.000%, 9/01/22, 144A	No Opt. Call	N/R	57,696
70	0.000%, 9/01/23, 144A	No Opt. Call	N/R	54,745
12,465	5.750%, 9/01/48, 144A	9/28 at 100.00	N/R	12,588,030

	Little Elm, Texas, Special Assessment Revenue Bonds, Valencia Public Improvement District Major Improvement Area Project, Refunding Series 2018:
125	0.000%, 9/01/19, 144A	No Opt. Call	N/R	118,504
125	0.000%, 9/01/20, 144A	No Opt. Call	N/R	112,869
125	0.000%, 9/01/21, 144A	No Opt. Call	N/R	107,230
125	0.000%, 9/01/22, 144A	No Opt. Call	N/R	101,780
125	0.000%, 9/01/23, 144A	No Opt. Call	N/R	96,293
125	0.000%, 9/01/24, 144A	No Opt. Call	N/R	91,053
125	0.000%, 9/01/25, 144A	No Opt. Call	N/R	85,826
6,300	6.750%, 9/01/48, 144A	9/28 at 100.00	N/R	6,359,157

	McLendon-Chisholm, Texas, Special Assessment Revenue Bonds, Public Improvement District Phase 1, Series 2015:
500	5.375%, 9/15/35	9/20 at 103.00	N/R	503,220
395	5.500%, 9/15/40	9/20 at 103.00	N/R	396,556

20,970	Mission Economic Development Corporation, Texas, Revenue Bonds, Natgasoline Project, Series 2016B, 5.750%, 10/01/31, 144A (Alternative Minimum Tax)	10/18 at 103.00	BB–	21,702,902

20,000	Mission Economic Development Corporation, Texas, Solid Waste Disposal Revenue Bonds, CarbonLITE Recycling, LLC Project, Series 2016, 6.500%, 12/01/33, 144A (Alternative Minimum Tax)	12/23 at 103.00	N/R	19,749,800

17,430	Mission Economic Development Corporation, Texas, Water Supply Revenue Bonds, Enviro Water Minerals Project, Green Bonds, Series 2015, 7.750%, 1/01/45, 144A (Alternative Minimum Tax) (5)	1/26 at 102.00	N/R	14,771,576

8,500	New Hope Cultural Education Facilities Finance Corporation, Texas, Education Revenue Bonds, Jubilee Academic Center, Series 2016A, 5.000%, 8/15/46, 144A	8/21 at 100.00	BB	8,410,920

	New Hope Cultural Education Facilities Finance Corporation, Texas, Education Revenue Bonds, Jubilee Academic Center, Series 2017A:
1,975	5.000%, 8/15/37, 144A	8/21 at 100.00	BB	1,978,832
3,085	5.125%, 8/15/47, 144A	8/21 at 100.00	BB	3,087,900

	New Hope Cultural Education Facilities Finance Corporation, Texas, Education Revenue Bonds, Compass Academy Charter School Inc., Series 2016A:
2,095	5.000%, 8/01/36, 144A	8/21 at 100.00	BB	2,094,916
6,005	5.000%, 8/01/46, 144A	8/21 at 100.00	BB	5,854,395

	New Hope Cultural Education Facilities Finance Corporation, Texas, Retirement Facility Revenue Bonds, Methodist Retirement Communities Senior Living Langford Project, Series 2016:
670	5.375%, 11/15/36	11/26 at 100.00	N/R	676,017
1,000	5.500%, 11/15/46	11/26 at 100.00	N/R	1,010,610
2,000	5.500%, 11/15/52	11/26 at 100.00	N/R	2,013,180

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Texas (continued)

$7,260	New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing Revenue Bonds, CHF-Collegiate Housing Corpus Christi I, L.L.C. – Texas A&M University-Corpus Christi Project, Series 2014A, 5.000%, 4/01/44	4/24 at 100.00	BBB–	$7,500,814

1,490	New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing Revenue Bonds, CHF-Collegiate Housing Foundation – San Antonio 1, L.L.C. – Texas A&M University – San Antonio Project, Series 2016A, 5.000%, 4/01/48	4/26 at 100.00	BBB–	1,527,384

	New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing Revenue Bonds, NCCD – College Station Properties LLC – Texas A&M University Project, Series 2015A:
990	3.000%, 7/01/22	No Opt. Call	CCC	883,724
1,840	5.000%, 7/01/24	No Opt. Call	CCC	1,641,703
10,600	5.000%, 7/01/35	7/25 at 100.00	CCC	9,457,320
115,200	5.000%, 7/01/47	7/25 at 100.00	CCC	102,837,888

1,800	New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing Revenue Bonds, NCCD – College Station Properties LLC – Texas A&M University Project, Series 2015B, 4.375%, 7/01/21	No Opt. Call	CCC	1,588,986

	Newark Higher Education Finance Corporation, Texas, Education Revenue Bonds, Austin Achieve Public Schools, Inc., Series 2017A:
1,000	5.000%, 6/15/37	6/22 at 100.00	N/R	1,002,810
1,250	5.000%, 6/15/42	6/22 at 100.00	N/R	1,248,238
3,000	5.250%, 6/15/48	6/22 at 100.00	N/R	3,014,760

	Ponder, Texas, Special Assessment Revenue Bonds, Public Improvement District 1 Estates at Remington Park, Series 2017:
500	5.000%, 9/01/45	9/27 at 100.00	N/R	513,655
865	5.000%, 9/01/47	9/27 at 100.00	N/R	887,326

	Pottsboro Higher Education Finance Corporation, Texas, Education Revenue Bonds, Imagine International Academy of North Texas, LLC, Series 2016A:
655	5.000%, 8/15/36	8/26 at 100.00	N/R	668,329
1,000	5.000%, 8/15/46	8/26 at 100.00	N/R	1,001,930

3,605	Reagan Hospital District of Reagan County, Texas, Limited Tax Revenue Bonds, Series 2014A, 5.125%, 2/01/39	2/24 at 100.00	Ba2	3,743,720

	Red River Health Facilities Development Corporation, Texas, First Mortgage Revenue Bonds, Eden Home Inc., Series 2012:
6,280	7.000%, 12/15/32 (5)	12/21 at 100.00	N/R	3,642,400
3,800	7.250%, 12/15/42 (5)	12/21 at 100.00	N/R	2,204,000
14,375	7.250%, 12/15/47 (5)	12/21 at 100.00	N/R	8,337,500

4,290	Red River Health Facilities Development Corporation, Texas, Retirement Facility Revenue Bonds, MRC Crestview Project, Series 2011A, 8.000%, 11/15/46 (Pre-refunded 11/15/21)	11/21 at 100.00	N/R (7)	5,119,214

3,300	Red River Health Facilities Development Corporation, Texas, Retirement Facility Revenue Bonds, MRC Crossings Project, Series 2014A, 7.750%, 11/15/44	11/24 at 100.00	N/R	3,799,059

485	Rowlett, Texas, Special Assessment Revenue Bonds, Bayside Public Improvement District North Improvement Area, Series 2016, 6.000%, 9/15/46	3/24 at 102.00	N/R	470,843

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments    June 30, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Texas (continued)

$2,700	Royse City, Rockwall County, Texas, Special Assessment Revenue Bonds, Waterscape Public improvement District Improvement Area 1 Project, Series 2017, 5.000%, 9/15/48, 144A	9/27 at 100.00	N/R	$2,721,600

4,200	Royse City, Rockwall County, Texas, Special Assessment Revenue Bonds, Waterscape Public improvement District Major Improvement Area Project, Series 2017, 5.250%, 9/15/48, 144A	9/27 at 100.00	N/R	4,161,948

5,945	Sabine River Authority, Texas, Pollution Control Revenue Bonds, TXU Electric Company, Series 2001C, 5.200%, 5/01/28 (5)	No Opt. Call	N/R	59

4,095	Sabine River Authority, Texas, Pollution Control Revenue Bonds, TXU Energy Company LLC Project, Series 2000A, 6.450%, 6/01/21 (Alternative Minimum Tax) (5)	No Opt. Call	C	41

2,285	Sabine River Authority, Texas, Pollution Control Revenue Refunding Bonds, TXU Electric Company, Series 2003A, 5.800%, 7/01/22 (5)	No Opt. Call	N/R	23

1,575	Sabine River Authority, Texas, Pollution Control Revenue Refunding Bonds, TXU Energy Company LLC Project, Series 2003B, 6.150%, 8/01/22 (5)	No Opt. Call	N/R	16

100	Sanger Industrial Development Corporation, Texas, Industrial Development Revenue Bonds, Texas Pellets Inc. Project, Refunding Series 2012B, 8.000%, 7/01/38 (Alternative Minimum Tax) (5)	7/22 at 100.00	N/R	24,000

1,350	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Charter School Revenue Bonds, Trinity Basin Preparatory Project, Series 2009A, 7.750%, 6/01/39 (Pre-refunded 6/01/19)	6/19 at 100.00	N/R (7)	1,425,911

27,880	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue Bonds, Scott & White Healthcare Project, Series 2016A, 5.000%, 11/15/45 (UB)	5/26 at 100.00	AA–	31,057,484

	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Retirement Facility Revenue Bonds, Buckner Senior Living Ventana Project, Series 2017A:
240	6.625%, 11/15/37	5/27 at 100.00	N/R	268,003
5,875	6.750%, 11/15/47	5/27 at 100.00	N/R	6,567,956
5,865	6.750%, 11/15/52	5/27 at 100.00	N/R	6,534,607

2,500	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Retirement Facility Revenue Bonds, Buckingham Senior Living Community, Inc. Project, Series 2014, 5.625%, 11/15/41	11/24 at 100.00	B	2,358,875

2,075	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Retirement Facility Revenue Bonds, C.C. Young Memorial Home Project, Series 2009A, 8.000%, 2/15/38	2/20 at 100.00	N/R	2,197,529

	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Retirement Facility Revenue Bonds, C.C. Young Memorial Home Project, Series 2017A:
1,000	6.375%, 2/15/48	2/27 at 100.00	N/R	1,086,490
1,000	6.375%, 2/15/52	2/27 at 100.00	N/R	1,083,590

1,755	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Retirement Facility Revenue Bonds, MRC Methodist Retirement Communities Stevenson Oaks Project, Series 2018, 10.000%, 3/15/23, 144A	9/18 at 100.00	N/R	1,754,667

2,940	Texas City Industrial Development Corporation, Texas, Industrial Development Revenue Bonds, NRG Energy, Inc. Project, Fixed Rate Series 2012, 4.125%, 12/01/45	2/25 at 100.00	Baa3	2,880,730

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Texas (continued)

$100	Texas Municipal Gas Acquisition and Supply Corporation I, Gas Supply Revenue Bonds, Series 2006A, 5.250%, 12/15/22	No Opt. Call	A–	$111,646

1,900	Texas Private Activity Bond Surface Transportation Corporation, Revenue Bonds, NTE Mobility Partners LLC North Tarrant Express Managed Lanes Project, Senior Lien Series 2009, 6.875%, 12/31/39	12/19 at 100.00	BBB–	2,021,182

	Texas Private Activity Bond Surface Transportation Corporation, Senior Lien Revenue Bonds, NTE Mobility Partners Segments 3 Segments 3A & 3B Facility, Series 2013:
6,665	7.000%, 12/31/38 (Alternative Minimum Tax)	9/23 at 100.00	Baa3	7,909,555
3,660	6.750%, 6/30/43 (Alternative Minimum Tax)	9/23 at 100.00	Baa3	4,282,895

	Texas Private Activity Bond Surface Transportation Corporation, Senior Lien Revenue Bonds, LBJ Infrastructure Group LLC IH-635 Managed Lanes Project, Series 2010:
8,550	7.500%, 6/30/32	6/20 at 100.00	Baa3	9,387,815
2,715	7.500%, 6/30/33	6/20 at 100.00	Baa3	2,980,473
10,400	7.000%, 6/30/40	6/20 at 100.00	Baa3	11,284,728

3,130	Texas Public Finance Authority Charter School Finance Corporation, Charter School Revenue Bonds, School of Excellence Education Project, Series 2004A, 7.000%, 12/01/34	9/18 at 100.00	BB–	3,135,509

3,470	Town Of Hickory Creek, Denton County, Texas, Special Assessment Revenue Bonds, Hickory Creek Public Improvement District, Series 2018, 5.625%, 9/01/47 (WI/DD, Settling 7/11/18)	9/28 at 100.00	N/R	3,477,703

5,500	Travis County Health Facilities Development Corporation, Texas, Revenue Bonds, Westminster Manor, Series 2010, 7.125%, 11/01/40 (Pre-refunded 11/01/20)	11/20 at 100.00	BBB (7)	6,155,160

980	Trinity River Authority of Texas, Pollution Control Revenue Refunding Bonds, TXU Electric Company, Series 20003, 6.250%, 5/01/28 (Alternative Minimum Tax) (5)	9/18 at 100.00	C	10

1,653	Viridian Municipal Management District, Texas, Assessment Revenue Bonds, Series 2017, 4.250%, 12/01/44	12/25 at 100.00	N/R	1,599,393

4,000	Vista Lago, Travis County, Texas, Special Assessment Revenue Bonds, Tessera on Lake Travis Public Improvement District Improvement Area #2 Project, Series 2018, 5.000%, 9/01/47	9/27 at 100.00	N/R	3,951,320

	Westlake, Texas, Special Assessment Revenue Bonds, Solana Public Improvement District, Series 2015:
3,025	6.125%, 9/01/35	9/25 at 100.00	N/R	3,048,202
2,280	6.250%, 9/01/40	9/25 at 100.00	N/R	2,304,624
4,545	6.375%, 9/01/45	9/25 at 100.00	N/R	4,603,040
1,024,663	Total Texas			803,964,891

	Utah – 0.3%

11,315	Box Elder County, Utah, Solid Waste Disposal Revenue Bonds, Promontory Point Res, LLC, Senior Series 2017A , 8.000%, 12/01/39, 144A (Alternative Minimum Tax)	12/27 at 100.00	N/R	10,787,834

1,100	Carbon County, Utah, Solid Waste Disposal Facility Revenue Bonds, Sunnyside Cogeneration Associates, Series 1999A, 7.100%, 8/15/23 (Alternative Minimum Tax)	No Opt. Call	N/R	1,190,398

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments    June 30, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Utah (continued)

$2,580	Utah Charter School Finance Authority, Utah, Charter School Revenue Bonds, Spectrum Academy Project, Series 2015, 6.000%, 4/15/45, 144A	4/20 at 100.00	BB+	$2,673,164

11,315	Utah County, Utah, Hospital Revenue Bonds, Series 2016B, 4.000%, 5/15/47 (UB) (6)	5/24 at 100.00	AA+	11,636,572

3,000	Utah Infrastructure Agency, Telecommunications and Franchise Tax Revenue, Series 2017A, 5.000%, 10/15/40	10/27 at 100.00	BBB–	3,244,680

2,000	Utah State Charter School Finance Authority Charter School Revenue Bonds, Vista at Entrada School of Performing Arts and Technology) Series 2012, 6.550%, 7/15/42	7/22 at 100.00	BBB–	2,169,600

	Utah State Charter School Finance Authority, Charter School Revenue Bonds, Entheos Academy, Improvement & Refunding Series 2013A:
1,730	6.500%, 10/15/33	10/18 at 100.00	BB+	1,740,761
2,650	6.750%, 10/15/43	10/18 at 100.00	BB+	2,661,051

5,145	Utah State Charter School Finance Authority, Charter School Revenue Bonds, Summit Academy High School, Series 2011A, 8.500%, 5/15/41	5/21 at 100.00	N/R	5,559,996

5,180	Utah State Charter School Finance Authority, Revenue Bonds, Channing Hall Project, Refunding Series 2017A, 5.250%, 7/15/38, 144A	7/27 at 100.00	BB	5,213,204

	Utah State Charter School Finance Authority, Revenue Bonds, Ronald Eilson Reagan Academy Project, Refunding Series 2016A:
815	5.000%, 2/15/36, 144A	2/26 at 100.00	BB	836,231
1,705	5.000%, 2/15/46, 144A	2/26 at 100.00	BB	1,732,979

4,100	Utah State Charter School Finance Authority, Revenue Bonds, Summit Academy Project, Series 2007A, 5.800%, 6/15/38	9/18 at 100.00	BBB–	4,107,175
52,635	Total Utah			53,553,645

	Virgin Islands – 0.8%

	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Refunding Series 2012A:
5,000	4.000%, 10/01/22	No Opt. Call	N/R	4,868,750
3,155	5.000%, 10/01/32	10/22 at 100.00	N/R	2,622,594

	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Refunding Series 2014C:
3,835	5.000%, 10/01/19	No Opt. Call	N/R	3,691,188
2,500	5.000%, 10/01/20	No Opt. Call	N/R	2,340,625
15,725	5.000%, 10/01/24	No Opt. Call	N/R	13,896,969
8,250	5.000%, 10/01/30	10/24 at 100.00	N/R	6,919,688
32,065	5.000%, 10/01/39	10/24 at 100.00	N/R	26,173,056

500	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Series 2012C, 5.000%, 10/01/42	10/22 at 100.00	N/R	408,125

	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Senior Lien Series 2009A-1:
1,875	4.125%, 10/01/18	No Opt. Call	Caa2	1,872,300
15	5.000%, 10/01/24	10/19 at 100.00	Caa2	14,081
225	5.000%, 10/01/29	10/19 at 100.00	Caa2	205,875
525	5.000%, 10/01/39	10/19 at 100.00	Caa2	476,438

	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Senior Lien Series 2010A:
15,100	5.000%, 10/01/25	10/20 at 100.00	Caa2	14,080,750
6,555	5.000%, 10/01/29	10/20 at 100.00	Caa2	5,997,825

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Virgin Islands (continued)

$2,495	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Senior Lien, Refunding Series 2013B, 5.000%, 10/01/24	No Opt. Call	Caa2	$2,342,181

1,710	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Senior Lien, Series 2013A, 5.000%, 10/01/18	No Opt. Call	Caa2	1,711,112

3,100	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Series 2009B, 5.000%, 10/01/18	No Opt. Call	Caa2	3,102,015

8,460	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Series 2012A, 5.000%, 10/01/32	10/22 at 100.00	Caa2	7,698,600

4,115	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Subordinate Lien Series 2009A, 6.000%, 10/01/39	10/19 at 100.00	Caa3	3,405,163

	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Subordinate Lien Series 2010B:
9,195	5.000%, 10/01/25	10/20 at 100.00	Caa3	8,068,613
2,620	5.250%, 10/01/29	10/20 at 100.00	Caa3	2,233,550

6,890	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Refunding Bonds, Series 2009C, 5.000%, 10/01/18	No Opt. Call	Caa3	6,890,345

	Virgin Islands Public Finance Authority, Matching Fund Revenue Loan Note – Diageo Project, Series 2009A:
5,030	6.750%, 10/01/19	No Opt. Call	Caa3	4,979,700
4,350	6.625%, 10/01/29	10/19 at 100.00	Caa3	3,686,625
19,110	6.750%, 10/01/37	10/19 at 100.00	Caa3	16,195,725

	Virgin Islands Water and Power Authority, Electric System Revenue Bonds, Refunding Series 2007A:
65	5.000%, 7/01/22	9/18 at 100.00	CCC	57,688
20	5.000%, 7/01/25	9/18 at 100.00	CCC	17,050

975	Virgin Islands Water and Power Authority, Electric System Revenue Bonds, Series 2007B, 5.000%, 7/01/31	9/18 at 100.00	CCC	828,750
163,460	Total Virgin Islands			144,785,381

	Virginia – 1.7%

24,250	Bristol Industrial Development Agency, Virginia, Revenue Bonds, The Falls-Bristol Project, Series 2014B, 6.350%, 11/01/44	11/24 at 100.00	N/R	23,553,298

	Celebrate Virginia North Community Development Authority, Special Assessment Revenue Bonds, Series 2003B:
2,133	6.250%, 3/01/19 (23)	2/18 at 100.00	N/R	1,279,800
5,938	6.600%, 3/01/25 (24)	9/18 at 100.00	N/R	3,562,800
10,886	6.750%, 3/01/34 (25)	9/18 at 100.00	N/R	6,531,600

1,074	Celebrate Virginia South Community Development Authority, Special Assessment Revenue Bonds, Celebrate Virginia South Project, Series 2006, 6.250%, 3/01/37 (5)	3/19 at 100.00	N/R	375,900

	Cherry Hill Community Development Authority, Virginia, Special Assessment Bonds, Potomac Shores Project, Series 2015:
1,100	5.150%, 3/01/35, 144A	3/25 at 100.00	N/R	1,131,130
1,865	5.400%, 3/01/45, 144A	3/25 at 100.00	N/R	1,919,458

720	Chesterfield County Health Center Commission, Virginia, Residential Care Facility First Mortgage Revenue Bonds, Lucy Corr Village, Series 2008A, 6.250%, 12/01/38	11/18 at 100.00	N/R	720,079

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments    June 30, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Virginia (continued)

$11,260	Embrey Mill Community Development Authority, Virginia, Special Assessment Revenue Bonds, Series 2013, 7.250%, 3/01/43	3/23 at 100.00	N/R	$12,227,684

6,675	Embrey Mill Community Development Authority, Virginia, Special Assessment Revenue Bonds, Series 2015, 5.600%, 3/01/45, 144A	3/25 at 100.00	N/R	6,826,923

	Fairfax County Economic Development Authority, Virginia, Residential Care Facilities Revenue Bonds, Vinson Hall LLC, Series 2013A:
5,600	5.000%, 12/01/42	12/23 at 100.00	BBB+	5,959,520
5,265	5.000%, 12/01/47	12/23 at 100.00	BBB+	5,589,745

20,000	Industrial Development Authority of the City of Newport News, Virginia, Health System Revenue Bonds, Riverside Health System, Series 2017A, 5.000%, 7/01/46, 144A	7/27 at 100.00	N/R	20,959,200

5,845	Lower Magnolia Green Community Development Authority, Virginia, Special Assessment Bonds, Series 2015, 5.000%, 3/01/45, 144A	3/25 at 100.00	N/R	5,933,902

	Lynchburg Economic Development Authority, Virginia, Hospital Revenue Bonds, Centra Health Obligated Group, Series 2017A:
7,000	5.000%, 1/01/47 (UB) (6)	1/27 at 100.00	A	7,836,710
9,065	4.000%, 1/01/47 (UB) (6)	1/27 at 100.00	A	9,268,328

83,520	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Revenue Bonds, Capital Appreciation, Second Senior Lien Series 2010A, 0.000%, 10/01/37	No Opt. Call	BBB+	35,536,925

7,000	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Revenue Bonds, Dulles Metrorail Capital Appreciation, Second Senior Lien Series 2010B, 0.000%, 10/01/44 (4)	10/28 at 100.00	BBB+	8,858,710

	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Revenue Bonds, Dulles Metrorail & Capital Improvement Projects, Second Senior Lien Series 2009B:
2,450	0.000%, 10/01/27 – AGC Insured	No Opt. Call	A3	1,764,858
4,810	0.000%, 10/01/32 – AGC Insured	No Opt. Call	A3	2,778,497
4,600	0.000%, 10/01/39 – AGC Insured	No Opt. Call	BBB+	1,847,636

55,695	Norfolk Economic Development Authority, Virginia, Hospital Facility Revenue Bonds, Sentara Healthcare Systems, Series 2018B, 4.000%, 11/01/48 (UB) (6)	11/28 at 100.00	AA	57,600,326

	Norfolk Redevelopment and Housing Authority, Virginia, Revenue Bonds, Fort Norfolk Retirement Community, Inc. – Harbor’s Edge Project, Refunding Series 2014:
5,250	5.375%, 1/01/46	1/25 at 100.00	N/R	5,545,523
5,000	5.000%, 1/01/46	1/25 at 100.00	N/R	5,133,750

	Peninsula Town Center Community Development Authority, Virginia, Special Obligation Bonds, Series 2007:
1,202	6.350%, 9/01/28	8/18 at 100.00	N/R	1,203,503
8,360	6.450%, 9/01/37	8/18 at 100.00	N/R	8,423,034

3,320	Richmond Redevelopment and Housing Authority, Virginia, Multi-Family Housing Revenue Bonds, American Tobacco Apartments, Series 2017, 5.550%, 1/01/37, 144A	1/27 at 100.00	N/R	3,388,724

28,735	Tobacco Settlement Financing Corporation of Virginia, Tobacco Settlement Asset Backed Bonds, Series 2007B1, 5.000%, 6/01/47	9/18 at 100.00	B–	28,734,425

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Virginia (continued)

	Virginia College Building Authority, Educational Facilities Revenue Bonds, Marymount University Project, Green Series 2015B:
$1,000	5.250%, 7/01/35, 144A	7/25 at 100.00	BB+	$1,079,410
2,400	5.000%, 7/01/45, 144A	7/25 at 100.00	BB+	2,530,200

10,585	Virginia College Building Authority, Educational Facilities Revenue Bonds, Marymount University Project, Refunding Series 2015A, 5.000%, 7/01/45, 144A	7/25 at 100.00	BB+	11,158,919

2,000	Virginia Small Business Financing Authority, Private Activity Revenue Bonds, Transform 66 P3 Project, Senior Lien Series 2017, 5.000%, 12/31/52 (Alternative Minimum Tax)	6/27 at 100.00	Baa3	2,187,720

1,655	Virginia Small Business Financing Authority, Solid Waste Disposal Revenue Bonds, Covanta Project, Series 2018, 5.000%, 1/01/48, 144A (Alternative Minimum Tax)	1/23 at 100.00	B	1,685,717
346,258	Total Virginia			293,133,954

	Washington – 1.7%

1,595	FYI Properties, Washington, Lease Revenue Bonds, Washington State Department of Information Services Project, Series 2009, 5.500%, 6/01/34 (UB) (6)	6/19 at 100.00	AA	1,644,541

	FYI Properties, Washington, Lease Revenue Bonds, Washington State Department of Information Services Project, Tender Option Bond Trust 2016-XL0007:
2,500	15.241%, 6/01/39, 144A (IF) (6)	6/19 at 100.00	AA	2,802,275
750	15.241%, 6/01/39, 144A (IF) (6)	6/19 at 100.00	AA	840,683

1,050	King County Public Hospital District 4, Washington, General Obligation Bonds, Snoqualmie Valley Hospital, Refunding Improvement Series 2011, 7.000%, 12/01/40	12/21 at 100.00	N/R	1,086,120

	King County Public Hospital District 4, Washington, General Obligation Bonds, Snoqualmie Valley Hospital, Refunding Limited Tax Series 2015A:
2,225	5.000%, 12/01/30	12/25 at 100.00	N/R	2,230,362
5,795	5.000%, 12/01/38	12/25 at 100.00	N/R	5,642,881

	King County Public Hospital District 4, Washington, Hospital Revenue Bonds, Snoqualmie Valley Hospital, Series 2015A:
1,500	6.000%, 12/01/35	12/25 at 100.00	N/R	1,508,805
5,500	6.250%, 12/01/45	12/25 at 100.00	N/R	5,567,815

	Kitsap County Consolidated Housing Authority, Washington, Pooled Tax Credit Housing Revenue Bonds, Series 2007:
1,165	5.500%, 6/01/27 (Alternative Minimum Tax)	9/18 at 100.00	N/R	1,166,165
3,660	5.600%, 6/01/37 (Alternative Minimum Tax)	9/18 at 100.00	N/R	3,662,672

815	Ocean Shores, Washington, Local Improvement District 2007-01 Bonds, 2011, 7.250%, 2/01/31	No Opt. Call	BBB+	987,006

21,950	Port of Seattle, Washington, Revenue Bonds, Series 2018A, 4.000%, 5/01/43 (WI/DD, Settling 7/11/18) (Alternative Minimum Tax) (UB)	5/27 at 100.00	A+	22,407,877

21,525	Port of Tacoma, Washington, Revenue Bonds, Series 2016B, 5.000%, 12/01/43 (Alternative Minimum Tax) (UB) (6)	12/26 at 100.00	AA–	24,075,497

5,970	Tacoma Consolidated Local Improvement District 65, Washington, Special Assessment Bonds, Series 2013, 5.750%, 4/01/43	4/19 at 100.00	N/R	5,988,089

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments    June 30, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Washington (continued)

$65,980	Washington Economic Development Finance Authority, Environmental Facilities Revenue Bonds, Columbia Pulp I, LLC Project, Series 2017A, 7.500%, 1/01/32, 144A (Alternative Minimum Tax)	1/28 at 100.00	N/R	$77,944,153

	Washington Health Care Facilities Authority, Revenue Bonds, MultiCare Health System, Tender Option Bonds Trust 2015-XF1018:
500	13.782%, 8/15/40, 144A (IF) (6)	8/25 at 100.00	AA–	735,530
2,125	13.782%, 8/15/45, 144A (IF) (6)	8/25 at 100.00	AA–	3,068,734

2,420	Washington Health Care Facilities Authority, Revenue Bonds, MultiCare Health System, Series 2015A, 5.000%, 8/15/45 (UB) (6)	8/25 at 100.00	AA–	2,688,693

14,005	Washington Health Care Facilities Authority, Revenue Bonds, Providence Health & Services, Series 2014D, 5.000%, 10/01/38 (UB) (6)	10/24 at 100.00	AA–	15,462,640

	Washington Health Care Facilities Authority, Revenue Bonds, Providence Health & Services, Tender Option Bond Trust 2015-XF0132:
1,640	16.197%, 10/01/41, 144A (IF) (6)	10/24 at 100.00	AA–	2,469,053
1,060	16.197%, 10/01/44, 144A (IF) (6)	10/24 at 100.00	AA–	1,573,835
600	16.197%, 10/01/44, 144A (IF) (6)	10/24 at 100.00	AA–	890,850

2,220	Washington Health Care Facilities Authority, Revenue Bonds, Providence Health & Services, Series 2012A, 5.000%, 10/01/42 (UB) (6)	10/22 at 100.00	AA–	2,429,901

4,750	Washington Health Care Facilities Authority, Revenue Bonds, Providence Health & Services, Series 2014C, 5.000%, 10/01/44 (UB) (6)	10/24 at 100.00	AA–	5,210,513

	Washington Health Care Facilities Authority, Revenue Bonds, Providence Health & Services, Tender Option Bond Trust 2015-XF0148:
2,500	13.542%, 10/01/44, 144A (IF) (6)	10/24 at 100.00	AA–	3,469,500
3,740	13.530%, 10/01/44, 144A (IF) (6)	10/24 at 100.00	AA–	5,188,913
1,190	13.617%, 10/01/44, 144A (IF) (6)	10/24 at 100.00	AA–	1,650,518

	Washington Health Care Facilities Authority, Revenue Bonds, Providence Health & Services, Tender Option Bond Trust 2015-XF0150:
1,510	13.569%, 10/01/42, 144A (IF) (6)	10/22 at 100.00	AA–	2,080,644
630	13.542%, 10/01/42, 144A (IF) (6)	10/22 at 100.00	AA–	868,279
785	13.787%, 10/01/42, 144A (IF) (6)	10/22 at 100.00	AA–	1,080,482

	Washington Health Care Facilities Authority, Revenue Bonds, Seattle Childrens Hospital, Tender Option Bond Trust 2015-XF0153:
2,500	13.655%, 10/01/40, 144A (IF) (6)	10/20 at 100.00	Aa2	3,082,475
1,750	13.455%, 10/01/40, 144A (IF) (6)	10/20 at 100.00	Aa2	2,157,733
3,685	13.452%, 10/01/40, 144A (IF) (6)	10/20 at 100.00	Aa2	4,543,273
935	13.655%, 10/01/42, 144A (IF) (6)	10/22 at 100.00	Aa2	1,277,631
945	13.342%, 10/01/42, 144A (IF) (6)	10/22 at 100.00	Aa2	1,290,832

13,000	Washington Health Care Facilities Authority, Revenue Bonds, Seattle Children’s Hospital, Series 2017A, 5.000%, 10/01/47 (UB) (6)	10/27 at 100.00	Aa2	14,725,750

1,125	Washington State Health Care Facilities Authority, Revenue Bonds, MultiCare Health System, Tender Option Bond Trust 2016-XG0051, 13.482%, 8/15/42, 144A (IF) (6)	8/22 at 100.00	AA–	1,597,646

	Washington State Health Care Facilities Authority, Revenue Bonds, Providence Health & Services Project, Tender Option Bond Trust 2016-XF0392:
1,520	14.839%, 10/01/39, 144A (IF) (6)	4/20 at 100.00	AA–	1,829,837
1,875	14.636%, 10/01/39, 144A (IF)	4/20 at 100.00	AA–	2,257,519

13,609	Washington State Housing Finance Commission, Multifamily Revenue Bonds, Greentree Village Homes Project, Series 2008, 5.264%, 2/01/26, 144A	No Opt. Call	N/R	13,728,920

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Washington (continued)

$1,705	Washington State Housing Finance Commission, Non-Profit Housing Revenue Bonds, Herons Key Senior Living, Series 2015A, 7.000%, 7/01/45, 144A	7/25 at 100.00	N/R	$1,827,334

	Washington State Housing Finance Commission, Non-Profit Housing Revenue Bonds, Mirabella Project, Series 2012A:
2,095	6.500%, 10/01/32, 144A	10/22 at 100.00	N/R	2,265,156
18,225	6.750%, 10/01/47, 144A	10/22 at 100.00	N/R	19,843,016

1,000	Washington State Housing Finance Commission, Non-profit Housing Revenue Bonds, Presbyterian Retirement Communities Northwest Project, Refunding Series 2016A, 5.000%, 1/01/31, 144A	1/25 at 102.00	BB+	1,079,120

2,660	Washington State Housing Finance Commission, Revenue Bonds, Riverview Retirement Community, Refunding Series 2012, 5.000%, 1/01/48	1/23 at 100.00	BBB–	2,751,823

1,500	Washington State Housing Finance Commission, Revenue Bonds, Rockwood Retirement Communities Project, Series 2014A, 7.500%, 1/01/49, 144A	1/24 at 100.00	N/R	1,744,620
249,784	Total Washington			282,425,711

	West Virginia – 0.4%

7,494	Berkeley, Hardy and Jefferson Counties, West Virginia, as Joint Issuers, Commercial Development Revenue Bonds, Scattered Site Housing Projects, Series 2010, 5.750%, 12/01/44	12/23 at 100.00	N/R	7,642,381

	Glenville State College, West Virginia, Revenue Bonds, Refunding & Improvement Series 2017:
2,500	5.000%, 6/01/37	6/27 at 100.00	N/R	2,449,000
5,500	5.250%, 6/01/47	6/27 at 100.00	N/R	5,406,610

3,325	Kanawha County Commission, West Virginia, Student Housing Revenue Bonds, West Virginia State University Foundation Inc., Series 2013, 6.500%, 7/01/33	7/23 at 100.00	Ba2	3,526,462

	Monongalia County Commission, West Virginia, Special District Excise Tax Revenue, University Town Centre Economic Opportunity Development District, Refunding & Improvement Series 2017A:
4,745	5.500%, 6/01/37, 144A	6/27 at 100.00	N/R	4,917,149
10,840	5.750%, 6/01/43, 144A	6/27 at 100.00	N/R	11,338,857

	West Virginia Hospital Finance Authority, Hospital Revenue Bonds, Thomas Health System, Inc., Series 2008:
13,180	6.500%, 10/01/38	10/18 at 100.00	N/R	13,241,419
22,445	6.750%, 10/01/43	10/18 at 100.00	N/R	22,528,047
70,029	Total West Virginia			71,049,925

	Wisconsin – 5.8%

15,700	Lac Courte Oreilles Band of Lake Superior Chippewa Indians, Wisconsin, General Revenue Bonds, Refunding Series 2017, 6.750%, 6/01/32	12/27 at 100.00	N/R	15,476,432

7,135	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Chattahoochee Hills Project, Series 2017A, 5.875%, 6/15/47, 144A	6/27 at 100.00	N/R	7,003,288

305	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Chattahoochee Hills Project, Taxable Series 2017B, 5.750%, 6/15/21, 144A	No Opt. Call	N/R	302,374

5,195	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Cornerstone Charter Academy, North Carolina, Series 2016A, 5.125%, 2/01/46, 144A	2/26 at 100.00	N/R	5,049,124

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments    June 30, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Wisconsin (continued)

	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Corvian Community School Bonds, North Carolina, Series 2017A:
$1,000	5.000%, 6/15/37, 144A	6/24 at 100.00	N/R	$1,007,650
1,630	5.125%, 6/15/47, 144A	6/24 at 100.00	N/R	1,641,997

	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Envision Science Academy Project, Series 2016A:
1,090	5.125%, 5/01/36, 144A	5/26 at 100.00	N/R	1,058,303
3,445	5.250%, 5/01/46, 144A	5/26 at 100.00	N/R	3,289,699

3,530	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Explore Knowledge Foundation Las Vegas Project, Series 2012A, 6.000%, 7/15/42	7/22 at 100.00	BBB–	3,755,355

	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Mountain Island Charter School, North Carolina, Series 2017B:
1,000	5.000%, 7/01/47	7/24 at 100.00	BBB–	1,036,640
1,000	5.000%, 7/01/52	7/24 at 100.00	BBB–	1,031,310

	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, North Carolina Charter Educational Foundation Project, Series 2016A:
13,455	5.000%, 6/15/36, 144A	6/26 at 100.00	N/R	12,766,777
40,715	5.000%, 6/15/46, 144A	6/26 at 100.00	N/R	37,283,133

	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Phoenix Academy Charter School, North Carolina, Series 2017A:
3,320	5.625%, 6/15/37, 144A	6/24 at 100.00	N/R	3,238,726
17,350	5.875%, 6/15/47, 144A	6/24 at 100.00	N/R	16,798,791

3,010	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Pine Lake Preparatory, North Carolina, Series 2015, 5.500%, 3/01/45, 144A	3/25 at 100.00	BB+	3,099,307

	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Research Triangle High School Project, North Carolina, Series 2015A:
1,000	5.375%, 7/01/35, 144A	7/25 at 100.00	N/R	1,010,780
1,590	5.625%, 7/01/45, 144A	7/25 at 100.00	N/R	1,606,361

	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Thomas Jefferson Classical Academy of Mooresboro, North Carolina, Series 2011:
660	7.000%, 7/01/31	7/19 at 100.00	BBB–	672,712
500	7.125%, 7/01/42	7/19 at 100.00	BBB–	508,580

	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Uwharrie Charter Academy, North Carolina, Series 2017A:
2,875	5.500%, 6/15/37, 144A	6/27 at 100.00	N/R	2,778,113
6,225	5.625%, 6/15/47, 144A	6/27 at 100.00	N/R	5,955,271

	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Voyager Foundation Inc. of North Carolina, Series 2012A:
1,100	6.000%, 10/01/32	10/22 at 100.00	BB+	1,166,506
4,275	6.200%, 10/01/42	10/22 at 100.00	BB+	4,523,848

	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Voyager Foundation, Inc. of North Carolina Project, Series 2014A:
1,740	5.000%, 10/01/34	10/22 at 100.00	BB+	1,763,751
1,085	5.125%, 10/01/45	10/22 at 100.00	BB+	1,094,581

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Wisconsin (continued)

	Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, First Tier Series 2018A-1:
$393	0.000%, 1/01/47 – ACA Insured, 144A	No Opt. Call	N/R	$12,163
343	0.000%, 1/01/48 – ACA Insured, 144A	No Opt. Call	N/R	10,618
338	0.000%, 1/01/49 – ACA Insured, 144A	No Opt. Call	N/R	10,438
327	0.000%, 1/01/50 – ACA Insured, 144A	No Opt. Call	N/R	10,086
321	0.000%, 1/01/51 – ACA Insured, 144A	No Opt. Call	N/R	9,907
418	0.000%, 1/01/52 – ACA Insured, 144A	No Opt. Call	N/R	12,858
412	0.000%, 1/01/53 – ACA Insured, 144A	No Opt. Call	N/R	12,676
398	0.000%, 1/01/54 – ACA Insured, 144A	No Opt. Call	N/R	12,242
390	0.000%, 1/01/55 – ACA Insured, 144A	No Opt. Call	N/R	11,981
382	0.000%, 1/01/56 – ACA Insured, 144A	No Opt. Call	N/R	11,716
18,234	5.500%, 7/01/56 – ACA Insured, 144A	3/28 at 100.00	N/R	18,232,386
423	0.000%, 1/01/57 – ACA Insured, 144A	No Opt. Call	N/R	12,972
412	0.000%, 1/01/58 – ACA Insured, 144A	No Opt. Call	N/R	12,627
401	0.000%, 1/01/59 – ACA Insured, 144A	No Opt. Call	N/R	12,282
393	0.000%, 1/01/60 – ACA Insured, 144A	No Opt. Call	N/R	12,018
387	0.000%, 1/01/61 – ACA Insured, 144A	No Opt. Call	N/R	11,842
376	0.000%, 1/01/62 – ACA Insured, 144A	3/28 at 17.35	N/R	11,502
368	0.000%, 1/01/63 – ACA Insured, 144A	3/28 at 16.48	N/R	11,243
360	0.000%, 1/01/64 – ACA Insured, 144A	No Opt. Call	N/R	10,984
354	0.000%, 1/01/65 – ACA Insured, 144A	No Opt. Call	N/R	10,809
382	0.000%, 1/01/66 – ACA Insured, 144A	No Opt. Call	N/R	11,643
4,599	0.000%, 1/01/67 – ACA Insured, 144A	No Opt. Call	N/R	140,132

	Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, Second Tier Series 2018B:
177	0.000%, 1/01/46 – ACA Insured, 144A	No Opt. Call	N/R	5,475
174	0.000%, 1/01/47 – ACA Insured, 144A	No Opt. Call	N/R	5,391
173	0.000%, 1/01/48 – ACA Insured, 144A	No Opt. Call	N/R	5,345
172	0.000%, 1/01/49 – ACA Insured, 144A	No Opt. Call	N/R	5,302
169	0.000%, 1/01/50 – ACA Insured, 144A	No Opt. Call	N/R	5,218
185	0.000%, 1/01/51 – ACA Insured, 144A	No Opt. Call	N/R	5,711
4,826	3.750%, 7/01/51 – ACA Insured, 144A	3/28 at 100.00	N/R	4,803,099
184	0.000%, 1/01/52 – ACA Insured, 144A	No Opt. Call	N/R	5,667
182	0.000%, 1/01/53 – ACA Insured, 144A	No Opt. Call	N/R	5,585
180	0.000%, 1/01/54 – ACA Insured, 144A	No Opt. Call	N/R	5,542
178	0.000%, 1/01/55 – ACA Insured, 144A	No Opt. Call	N/R	5,462
175	0.000%, 1/01/56 – ACA Insured, 144A	No Opt. Call	N/R	5,380
174	0.000%, 1/01/57 – ACA Insured, 144A	No Opt. Call	N/R	5,338
172	0.000%, 1/01/58 – ACA Insured, 144A	No Opt. Call	N/R	5,259
170	0.000%, 1/01/59 – ACA Insured, 144A	No Opt. Call	N/R	5,217
169	0.000%, 1/01/60 – ACA Insured, 144A	No Opt. Call	N/R	5,174
167	0.000%, 1/01/61 – ACA Insured, 144A	No Opt. Call	N/R	5,095
165	0.000%, 1/01/62 – ACA Insured, 144A	No Opt. Call	N/R	5,055
163	0.000%, 1/01/63 – ACA Insured, 144A	No Opt. Call	N/R	4,976
162	0.000%, 1/01/64 – ACA Insured, 144A	No Opt. Call	N/R	4,934
160	0.000%, 1/01/65 – ACA Insured, 144A	No Opt. Call	N/R	4,893
158	0.000%, 1/01/66 – ACA Insured, 144A	No Opt. Call	N/R	4,816
2,057	0.000%, 1/01/67 – ACA Insured, 144A	No Opt. Call	N/R	62,679

30,000	Public Finance Authority of Wisconsin, Contract Revenue Bonds, Mercer Crossing Public Improvement District Project, Series 2017, 7.000%, 3/01/47, 144A	3/27 at 100.00	N/R	29,739,600

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments    June 30, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Wisconsin (continued)

	Public Finance Authority of Wisconsin, Educational Facility Revenue Bonds, LEAD Academy Project, Series 2016A:
$1,000	5.000%, 8/01/36, 144A	8/26 at 100.00	N/R	$950,830
3,000	5.125%, 8/01/46, 144A	8/26 at 100.00	N/R	2,807,400

1,900	Public Finance Authority of Wisconsin, Educational Facility Revenue Bonds, The ASK Academy Project, Series 2015A, 6.000%, 2/01/45	2/25 at 100.00	N/R	1,872,583

11,685	Public Finance Authority of Wisconsin, Exempt Facilities Revenue Bonds, National Gypsum Company Project, Refunding Series 2014, 5.250%, 4/01/30 (Alternative Minimum Tax)	11/24 at 100.00	N/R	12,514,051

5,270	Public Finance Authority of Wisconsin, Exempt Facilities Revenue Bonds, National Gypsum Company Project, Refunding Series 2016, 4.000%, 8/01/35 (Alternative Minimum Tax)	8/26 at 100.00	N/R	5,167,499

1,725	Public Finance Authority of Wisconsin, Healthcare Facility Expansion Revenue Bonds, Church Homes of Hartford Inc. Project, Refunding Series 2015A, 5.000%, 9/01/38, 144A	9/24 at 100.00	BB	1,781,166

	Public Finance Authority of Wisconsin, Limited Obligation Grant Revenue Bonds, American Dream @ Meadowlands Project, Series 2017A:
7,500	6.250%, 8/01/27, 144A	No Opt. Call	N/R	8,007,825
52,400	6.750%, 8/01/31, 144A	No Opt. Call	N/R	58,189,152

	Public Finance Authority of Wisconsin, Limited Obligation PILOT Revenue Bonds, American Dream @ Meadowlands Project, Series 2017:
44,000	6.500%, 12/01/37, 144A	12/27 at 100.00	N/R	50,307,840
58,500	6.750%, 12/01/42, 144A	12/27 at 100.00	N/R	67,587,975
298,150	7.000%, 12/01/50, 144A	12/27 at 100.00	N/R	343,671,542

16,910	Public Finance Authority of Wisconsin, Revenue Bonds, Alabama Gulf Coast Zoo, Series 2018A, 6.500%, 9/01/48	9/28 at 100.00	N/R	17,070,814

3,400	Public Finance Authority of Wisconsin, Revenue Bonds, Alabama Gulf Coast Zoo, Taxable Series 2018B, 6.750%, 9/01/29	9/28 at 100.00	N/R	3,386,434

	Public Finance Authority of Wisconsin, Revenue Bonds, Alabama Proton Therapy Center, Senior Series 2017A:
3,100	6.250%, 10/01/31, 144A	10/27 at 100.00	N/R	3,044,944
4,700	7.000%, 10/01/47, 144A	10/27 at 100.00	N/R	4,731,020
3,250	6.850%, 10/01/47, 144A	10/27 at 100.00	N/R	3,229,233

1,000	Public Finance Authority of Wisconsin, Revenue Bonds, Alabama Proton Therapy Center, Senior Series 2017B, 8.500%, 10/01/47, 144A	10/27 at 100.00	N/R	1,006,120

3,000	Public Finance Authority of Wisconsin, Revenue Bonds, Delray Beach Radiation Therapy Center, Subordinate Series 2017B, 8.500%, 11/01/46, 144A	11/26 at 100.00	N/R	3,006,480

	Public Finance Authority of Wisconsin, Revenue Bonds, Prime Healthcare Foundation, Inc., Series 2017A:
5,150	5.000%, 12/01/27	No Opt. Call	BBB–	5,376,137
4,590	5.200%, 12/01/37	12/27 at 100.00	BBB–	4,870,265
7,940	5.350%, 12/01/45	12/27 at 100.00	BBB–	8,496,832

	Public Finance Authority of Wisconsin, Revenue Bonds, Roseman University of Health Sciences, Series 2012:
4,475	5.500%, 4/01/32	4/22 at 100.00	BB	4,809,641
4,250	5.750%, 4/01/42	4/22 at 100.00	BB	4,541,253

4,410	Public Finance Authority of Wisconsin, Revenue Bonds, Roseman University of Health Sciences, Series 2015, 5.875%, 4/01/45	4/25 at 100.00	BB	4,756,361

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Wisconsin (continued)

	Public Finance Authority of Wisconsin, Revenue Bonds, SearStone Continuing Care Retirement Community, Refunding Series 2017A:
$8,800	5.200%, 6/01/37	6/23 at 104.00	N/R	$8,757,672
19,410	5.300%, 6/01/47	6/23 at 104.00	N/R	19,295,287
7,895	5.375%, 6/01/52	6/23 at 104.00	N/R	7,876,210

7,000	Public Finance Authority of Wisconsin, Revenue Bonds, SearStone Retirement Community of Cary North Carolina, Series 2016, 6.000%, 6/01/49, 144A	6/22 at 104.00	N/R	7,285,390

	Public Finance Authority of Wisconsin, Senior Living Facility Revenue Bonds, Mary’s Woods at Marylhurst Inc., Series 2017A:
1,015	5.250%, 5/15/42, 144A	5/25 at 102.00	BB	1,109,791
1,335	5.250%, 5/15/47, 144A	5/25 at 102.00	BB	1,455,457

15,410	Public Finance Authority, Wisconsin, Educational Revenue Bonds, Lake Norman Charter School, Series 2018A, 5.000%, 6/15/48, 144A	6/26 at 100.00	BBB–	16,385,453

	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Mile Bluff Medical Center, Inc., Series 2014:
1,650	5.500%, 5/01/34	5/24 at 100.00	N/R	1,731,923
2,635	5.750%, 5/01/39	5/24 at 100.00	N/R	2,784,036

	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Agnesian HealthCare, Inc., Series 2017:
4,000	5.000%, 7/01/42 (UB) (6)	7/27 at 100.00	A+	4,453,040
8,500	4.000%, 7/01/47 (UB) (6)	7/27 at 100.00	A+	8,551,085

	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, American Baptist Homes of the Midwest Obligated Group, Refunding Series 2017:
1,850	5.000%, 8/01/37	8/24 at 103.00	N/R	1,887,814
1,900	5.000%, 8/01/39	8/24 at 103.00	N/R	1,934,618

3,955	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Ascension Health, Tender Option Bond Trust 2015-XF2044, 13.378%, 11/15/41, 144A (IF) (6)	11/21 at 100.00	Aa2	5,223,566

2,500	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Aurora Health Care, Inc., Tender Option Bond Trust 2016-XG0072, 13.687%, 4/15/35 (Pre-refunded 4/15/23), 144A (IF) (6)	4/23 at 100.00	Aa3 (7)	3,314,425

1,225	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Beloit College, Series 2010A, 6.125%, 6/01/39 (Pre-refunded 6/01/20)	6/20 at 100.00	Baa2 (7)	1,325,034

2,750	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Childrens Hospital of Wisconsin Inc., Tender Option Bond Trust 2016-XL0008, 15.291%, 8/15/37 (Pre-refunded 2/15/20), 144A (IF) (6)	2/20 at 100.00	Aa3 (7)	3,408,075

10,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Children’s Hospital of Wisconsin, Inc., Series 2017, 4.000%, 8/15/42 (UB) (6)	8/27 at 100.00	Aa3	10,331,800

955	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Froedtert Community Health, Inc. Obligated Group, Tender Option Bond Trust 2015-XF0118, 14.382%, 4/01/39 (Pre-refunded 4/01/19), 144A (IF) (6)	4/19 at 100.00	AA– (7)	1,062,008

	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Gundersen Lutheran, Tender Option Bond Trust 2015-XF1028:
2,500	12.806%, 11/15/44, 144A (IF) (6)	11/22 at 100.00	A1	3,202,475
380	12.806%, 11/15/44, 144A (IF) (6)	11/22 at 100.00	A1	486,776
750	12.806%, 11/15/44, 144A (IF) (6)	11/22 at 100.00	A1	960,743

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments    June 30, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)		Ratings (3)	Value

	Wisconsin (continued)

$9,990	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Marshfield Clinic, Series 2016A, 5.000%, 2/15/42 (UB) (6)	2/26 at 100.00		A–	$10,941,947

	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Meriter Hospital, Inc., Series 2011A:
1,000	5.750%, 5/01/35 (Pre-refunded 5/01/21)	5/21 at 100.00		N/R (7)	1,105,480
3,925	6.000%, 5/01/41 (Pre-refunded 5/01/21)	5/21 at 100.00		N/R (7)	4,365,895

2,130	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Rocket Education Obligated Group, Series 2017C, 5.250%, 6/01/40, 144A	6/26 at 100.00		N/R	2,229,492

	Wisconsin Public Finance Authority, Revenue Bonds, SearStone Retirement Community of Cary North Carolina, Series 2012A:
2,600	8.375%, 6/01/37 (Pre-refunded 6/01/22)	6/22 at 100.00		N/R (7)	3,154,034
43,165	8.625%, 6/01/47 (Pre-refunded 6/01/22)	6/22 at 100.00		N/R (7)	53,017,411
931,363	Total Wisconsin				997,061,081
$22,762,126	Total Municipal Bonds (cost $18,606,669,914)				19,230,939,872

Shares	Description (1)				Value

	COMMON STOCKS – 0.7%

	Airlines – 0.7%

3,000,000	American Airlines Group Inc. (34)				$113,880,000

	Chemicals – 0.0%

3,615	Ingevity Corporation (26), (27)				292,309

	Containers & Packaging – 0.0%

21,692	WestRock Company (28)				1,236,878
	Total Common Stocks (cost $43,592,165)				115,409,187

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value

	CORPORATE BONDS – 0.1%

	Consumer Discretionary – 0.1%

$19,500	John Adams Academy-El Dorado Hills Holdings LLC	10.000%	9/01/18	N/R	$19,500,000

	Transportation – 0.0%

65	Las Vegas Monorail Company, Senior Interest Bonds (8), (29)	5.500%	7/15/19	N/R	42,098

18	Las Vegas Monorail Company, Senior Interest Bonds (8), (29)	5.500%	7/15/55	N/R	9,054
83	Total Transportation				51,152
$19,583	Total Corporate Bonds (cost $19,505,060)				19,551,152
	Total Long-Term Investments (cost $18,669,767,139)				19,365,900,211

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	SHORT-TERM INVESTMENTS – 0.0%

	MUNICIPAL BONDS – 0.0%

	Georgia – 0.0%

$252	Baldwin County Hospital Authority, Georgia, Revenue Bonds, Oconee Regional Medical Center, Series 2016, 6.500%, 4/30/17 (5), (8)	No Opt. Call	N/R	$135,819

	Vermont – 0.0%

2,000	Vermont Economic Development Authority, Solid Waste Disposal Revenue Bonds, Casella Waste Systems, Inc. Project, Variable Rate Demand Obligations, Series 2013, 4.625%, 4/01/36, 144A (Mandatory put 4/03/28) (Alternative Minimum Tax) (30)	No Opt. Call	B–	2,005,320
$2,252	Total Short-Term Investments (cost $2,251,820)			2,141,139
	Total Investments (cost $18,672,018,959) – 113.6%			19,368,041,350
	Borrowings – (0.4)%			(60,000,000)
	Floating Rate Obligations – (15.7)%			(2,673,365,000)
	Other Assets Less Liabilities – 2.5% (31)			418,894,154
	Net Assets – 100%			$17,053,570,504

Investments in Derivatives

Futures Contracts

Description	Contract Position	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable/ (Payable)
U.S. Treasury 5-Year Note	Short	(11,915)	9/18	$(1,358,536,110)	$(1,353,748,795)	$4,787,315	$279,252
U.S. Treasury 10-Year Note	Short	(7,713)	9/18	(928,334,172)	(927,006,188)	1,327,984	—
Total				$(2,286,870,282)	$(2,280,754,983)	$6,115,299	$279,252

Credit Default Swaps – OTC Uncleared

Counterparty	Referenced Entity	Buy/Sell Protection (32)	Current Credit Spread (33)	Notional Amount	Fixed Rate (Annualized)	Fixed Rate Payment Frequency	Maturity Date	Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Citigroup Global Markets Inc.	City of Chicago	Sell	1.18%	$90,000,000	1.000%	Quarterly	6/20/21	$(179,315)	$(6,116,612)	$5,937,297	(8)
Citigroup Global Markets Inc.	City of Chicago	Sell	1.67	5,000,000	1.000	Quarterly	6/20/22	(97,784)	(317,089)	219,305	(8)
Citigroup Global Markets Inc.	City of Chicago	Sell	2.51	5,000,000	1.000	Quarterly	6/20/24	(302,483)	(428,924)	126,441	(8)
Citigroup Global Markets Inc.	City of Chicago	Sell	2.71	5,000,000	1.000	Quarterly	12/20/24	(355,905)	(388,325)	32,420	(8)
Citigroup Global Markets Inc.	City of Chicago	Sell	3.74	10,000,000	1.000	Quarterly	12/20/27	(1,231,358)	(1,127,462)	(103,896	)(8)
Citigroup Global Markets Inc.	City of Chicago	Sell	3.90	60,000,000	1.000	Quarterly	6/20/28	(7,810,033)	(7,379,943)	(430,090	)(8)
Total				$175,000,000				$(9,976,878)	$(15,758,355)	$5,781,477

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments    June 30, 2018

(Unaudited)

participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$—	$19,222,651,536	$8,288,336	$19,230,939,872
Common Stocks	115,409,187	—	—	115,409,187
Corporate Bonds	—	19,500,000	51,152	19,551,152
Short-Term Investments:
Municipal Bonds	—	2,005,320	135,819	2,141,139
Investments in Derivatives:
Futures Contracts	6,115,299	—	—	6,115,299
Credit Default Swaps	—	—	5,781,477	5,781,477
Total	$121,524,486	$19,244,156,856	$14,256,784	$19,379,938,126

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

The tables below present the cost and unrealized appreciation (depreciation) of the Fund’s investment portfolio, as determined on a federal income tax basis, as of June 30, 2018.

For purposes of this disclosure, derivative tax cost is generally the sum of any upfront fees or premiums exchanged and any amounts unrealized for income statement reporting but realized in income and/or capital gains for tax reporting. If a particular derivative category does not disclose any tax unrealized appreciation or depreciation, the change in value of those derivatives have generally been fully realized for tax purposes.

Tax cost of investments	$15,965,942,090
Gross unrealized:
Appreciation	$1,228,837,339
Depreciation	(500,103,629)
Net unrealized appreciation (depreciation) of investments	$728,733,710

Tax cost of futures contracts	$6,115,299
Net unrealized appreciation (depreciation) of futures contracts	—

Tax cost of swaps	$(15,758,355)
Net unrealized appreciation (depreciation) of swaps	5,781,477

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)

Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)

For financial reporting purposes, the ratings disclosed are the lowest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	Step-up coupon bond, a bond with a coupon that increases (“steps up”), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.

(5)

As of, or subsequent to, the end of the reporting period, this security is non-income producing. Non-income producing, in the case of a fixed-income security, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has ceased accruing additional income on the Fund’s records.

(6)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.

(7)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.

(8)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.

(9)

On June 1, 2018, the Fund’s Adviser determined it was unlikely that this borrower would fulfill its entire obligation on this security, and therefore reduced the security’s interest rate of accrual from 6.750% to 2.700%.

(10)

On June 1, 2018, the Fund’s Adviser determined it was unlikely that this borrower would fulfill its entire obligation on this security, and therefore reduced the security’s interest rate of accrual from 7.000% to 2.800%.

(11)

On June 1, 2018, the Fund’s Adviser determined it was unlikely that this borrower would fulfill its entire obligation on this security, and therefore reduced the security’s interest rate of accrual from 7.125% to 2.850%.

(12)

On December 1, 2016, the Fund’s Adviser determined it was unlikely that this borrower would fulfill its entire obligation on this security, and therefore reduced the security’s interest rate of accrual from 8.000% to 2.400%.

(13)

On December 1, 2016, the Fund’s Adviser determined it was unlikely that this borrower would fulfill its entire obligation on this security, and therefore reduced the security’s interest rate of accrual from 9.000% to 6.750%.

(14)

On July 28, 2015, the Fund’s Adviser determined it was unlikely that this borrower would fulfill its entire obligation on this security, and therefore reduced the security’s interest rate of accrual from 6.000% to 3.600%. On December 9, 2015, the Fund’s Adviser determined it was likely that this borrower would fulfill a greater portion of its obligation on this security, and therefore increased the security’s interest rate of accrual from 3.600% to 4.800%.

(15)

On July 28, 2015, the Fund’s Adviser determined it was unlikely that this borrower would fulfill its entire obligation on this security, and therefore reduced the security’s interest rate of accrual from 6.125% to 3.675%. On December 9, 2015, the Fund’s Adviser determined it was likely that this borrower would fulfill a greater portion of its obligation on this security, and therefore increased the security’s interest rate of accrual from 3.675% to 4.900%.

(16)

On December 1, 2014, the Fund’s Adviser determined it was unlikely that this borrower would fulfill its entire obligation on this security, and therefore reduced the security’s interest rate of accrual from 7.750% to 0.775%.

(17)	Principal Amount (000) rounds to less than $1,000.

(18)

On July 1, 2014, the Fund’s Adviser determined it was unlikely that this borrower would fulfill its entire obligation on this security, and therefore reduced the security’s interest rate of accrual from 6.000% to 4.200%.

(19)

On March 1, 2016, the Fund’s Adviser determined it was likely that this borrower would fulfill a portion of its obligation on this security, and therefore increased the security’s interest rate of accrual from 0.000% to 1.000%.

(20)

On September 1, 2016, the Fund’s Adviser determined it was unlikely that this borrower would fulfill its entire obligation on this security, and therefore reduced the security’s interest rate of accrual from 5.500% to 3.850%.

(21)

On February 8, 2011, the Fund’s Adviser cease accruing additional income and “write-off” any remaining recorded balances on the Fund’s records. Effective March 1, 2011, the Fund’s custodian will resume accruing income at an annual interest rate of 4.500%.

(22)

On July 1, 2017, the Fund’s Adviser determined it was unlikely that this borrower would fulfill its entire obligation on this security, and therefore reduced the security’s interest rate of accrual from 5.000% to 2.000%.

(23)

On September 1, 2013, the Fund’s Adviser determined it was unlikely that this borrower would fulfill its entire obligation on this security, and therefore reduced the security’s interest rate of accrual from 6.250% to 4.688%.

(24)

On September 1, 2013, the Fund’s Adviser determined it was unlikely that this borrower would fulfill its entire obligation on this security, and therefore reduced the security’s interest rate of accrual from 6.600% to 4.950%.

(25)

On September 1, 2013, the Fund’s Adviser determined it was unlikely that this borrower would fulfill its entire obligation on this security, and therefore reduced the security’s interest rate of accrual from 6.750% to 5.063%.

(26)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(27)	Common Stock received as part of spin-off from WestRock Company.

(28)

Common Stock received as part of the bankruptcy settlement for Hodge, Louisiana, Combined Utility System Revenue Bonds, Smurfit-Stone Container Corporation, Series 2003, coupon 7.450%, Maturity 3/01/24.

(29)

During January 2010, Las Vegas Monorail Company (“Las Vegas Monorail”) filed for federal bankruptcy protection. During March 2012, Las Vegas Monorail emerged from federal bankruptcy with the acceptance of a reorganization plan assigned by the Federal Bankruptcy Court. Under the reorganization plan, the Fund surrendered its Las Vegas Monorail Project Revenue Bonds, First Tier, Series 2000 and in turn received two senior interest corporate bonds: the first with an annual coupon rate of 5.500% maturing on July 15, 2019 and the second with an annual coupon rate of 3.000% (5.500% after December 31, 2015) maturing on July 15, 2055. The Fund was not accruing income for either senior interest corporate bond. On January 18, 2017, the Fund’s Adviser determined it was likely that this senior interest corporate bond would fulfill its obligation on the security maturing on July 15, 2019, and therefore began accruing income on the Fund’s records.

(30)

Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment. The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.

(31)

Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as well as the unrealized appreciation (depreciation) of OTC cleared and exchange-traded derivatives, when applicable.

(32)

The Fund entered into the credit default swaps to gain investment exposure to the referenced entity. Selling protection has a similar credit risk position to owning the referenced entity. Buying protection has a similar credit risk position to selling the referenced entity short.

(33)

The credit spread generally serves as an indication of the current status of the payment/performance risk and therefore the likelihood of default of the credit derivative. The credit spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a credit default swap contract. Higher credit spreads are indicative of higher likelihood of performance by the seller of protection.

(34)

On November 28, 2011, AMR Corp. (“AMR”), the parent company of American Airlines Group, Inc. (“AAL”) filed for federal bankruptcy protection. On December 9, 2013, AMR emerged from federal bankruptcy with the acceptance of its reorganization plan by the bankruptcy court. Under the settlement agreement established to meet AMR’s unsecured bond obligations, the bondholders, including the Fund, received a distribution of AAL preferred stock which was converted to AAL common stock over a 120-day period. Every 30 days, a quarter of the preferred stock was converted to AAL common stock based on the 5-day volume-weighted average price and the amount of preferred shares tendered during the optional preferred conversion period.

144A

Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

ETM	Escrowed to maturity.

IF

Inverse floating rate security issued by a tender option bond (“TOB”) trust, the interest rate on which varies inversely with the Securities Industry Financial Markets Association (SIFMA) short-term rate, which resets weekly, or a similar short-term rate, and is reduced by the expenses related to the TOB trust.

PIK

Payment-in-kind (“PIK”) security. Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both. The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.

UB	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

WI/DD	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.

Nuveen Short Duration High Yield Municipal Bond Fund

Portfolio of Investments    June 30, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	LONG-TERM INVESTMENTS – 96.8%

	MUNICIPAL BONDS – 96.8%

	Alabama – 0.8%

$10,170	Alabama Industrial Development Authority, Solid Waste Disposal Revenue Bonds, Pine City Fiber Co. Project, Series 1993, 6.450%, 12/01/23 (Alternative Minimum Tax)	9/18 at 100.00	B3	$10,169,390

4,445	Alabama Industrial Development Authority, Solid Waste Disposal Revenue Bonds, Pine City Fiber Co. Project, Series 1994, 6.450%, 12/01/23 (Alternative Minimum Tax)	9/18 at 100.00	B3	4,444,733

2,445	Alabama Private Colleges and University Facilities Authority, Limited Obligation Bonds, University of Mobile Project, Series 2015A, 5.350%, 9/01/27, 144A	9/25 at 100.00	N/R	2,457,812

1,000	Jefferson County, Alabama, Sewer Revenue Warrants, Subordinate Lien Series 2013D, 5.000%, 10/01/22	No Opt. Call	BB	1,087,010

1,345	Lower Alabama Gas District, Alabama, Gas Project Revenue Bonds, Series 2016A, 5.000%, 9/01/31	No Opt. Call	A3	1,570,193

8,430	Mobile Spring Hill College Educational Building Authority, Alabama, Revenue Bonds, Spring Hill College Project, Series 2015, 5.000%, 4/15/27	4/25 at 100.00	N/R	8,632,067

8,650	Selma Industrial Development Board, Alabama, Environmental Improvement Revenue Bonds, Zilkha Biomass Selma LLC Project, Series 2015, 7.500%, 5/01/25, 144A (Alternative Minimum Tax) (4)	No Opt. Call	N/R	6,853,309
36,485	Total Alabama			35,214,514

	Alaska – 0.0%

1,880	Alaska Industrial Development and Export Authority, Power Revenue Bonds, Snettisham Hydroelectric Project, Refunding Series 2015, 4.000%, 1/01/28 (Alternative Minimum Tax)	7/25 at 100.00	Baa2	1,929,651

	Arizona – 3.4%

5,920	Arizona Health Facilities Authority, Hospital Revenue Bonds, Banner Health Systems, Series 2007B, 2.359%, 1/02/37 (3-Month LIBOR*67% reference rate + 0.81% spread) (5)	9/18 at 100.00	AA–	5,609,496

	Arizona Health Facilities Authority, Hospital Revenue Bonds, Banner Health Systems, Tender Option Bond Trust 2015-XF2050:
3,000	2.829%, 1/01/37, 144A (IF) (6)	9/18 at 100.00	AA–	2,475,450
3,000	2.829%, 1/01/37, 144A (IF) (6)	9/18 at 100.00	AA–	2,475,450
1,500	2.829%, 1/01/37, 144A (IF) (6)	9/18 at 100.00	AA–	1,237,725
1,500	2.900%, 1/01/37, 144A (IF) (6)	9/18 at 100.00	AA–	1,237,725

	Arizona Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Basis Schools, Inc. Projects, Series 2017A:
500	4.000%, 7/01/21, 144A	No Opt. Call	BB	506,055
500	5.000%, 7/01/26, 144A	No Opt. Call	BB	536,045

	Arizona Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Basis Schools, Inc. Projects, Series 2017D:
1,000	4.000%, 7/01/27, 144A	No Opt. Call	BB	997,010
500	5.000%, 7/01/37, 144A	7/27 at 100.00	BB	519,075

1,030	Arizona Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Basis Schools, Inc. Projects, Series 2017G, 5.000%, 7/01/37, 144A	7/27 at 100.00	BB	1,069,295

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Arizona (continued)

$1,110	Arizona Industrial Development Authority, Arizona, Education Revenue Bonds, Arizona Agribusiness and Equine Center, Inc. Project, Series 2017B, 4.000%, 3/01/27, 144A	No Opt. Call	BB+	$1,085,291

	Arizona Industrial Development Authority, Arizona, Education Revenue Bonds, Leman Academy of Excellence Projects, Series 2017A:
1,000	4.375%, 7/01/29, 144A	7/22 at 101.00	N/R	979,480
750	5.000%, 7/01/32, 144A	7/22 at 101.00	N/R	755,400

3,025	Arizona Industrial Development Authority, Education Revenue Bonds, Legacy Traditional School Southwest Las Vegas Nevada Campus, Series 2018, 5.250%, 7/01/22, 144A	7/19 at 101.00	N/R	3,003,644

2,025	Arizona Industrial Development Authority, Multifamily Housing Revenue Bonds, Bridgewater Avondale Project, Series 2017, 4.750%, 1/01/28	7/25 at 101.00	N/R	1,979,620

	Eastmark Community Facilities District 1, Mesa, Arizona, General Obligation Bonds, Series 2014:
85	3.000%, 7/15/18, 144A	No Opt. Call	N/R	85,033
605	5.000%, 7/15/24, 144A	No Opt. Call	N/R	653,285

1,410	Eastmark Community Facilities District 1, Mesa, Arizona, General Obligation Bonds, Series 2015, 4.000%, 7/15/25, 144A	No Opt. Call	N/R	1,407,420

224	Eastmark Community Facilities District 1, Mesa, Arizona, Special Assessment Revenue Bonds, Assessment District 2, Series 2014, 4.375%, 7/01/25, 144A	7/24 at 100.00	N/R	228,677

75	Florence Town Inc., Industrial Development Authority, Arizona, Education Revenue Bonds, Legacy Traditional School Project – Queen Creek and Casa Grande Campuses, Series 2013, 4.000%, 7/01/18	No Opt. Call	Ba1	75,000

935	Industrial Development Authority, Pima County, Arizona, Education Revenue Bonds, Center for Academic Success Project, Series 2007, 5.500%, 7/01/37, 144A	9/18 at 100.00	BBB	935,542

2,465	Maricopa County Industrial Development Authority, Arizona, Education Revenue Bonds, Paradise Schools Projects, Series 2016, 3.500%, 7/01/26, 144A	No Opt. Call	BB+	2,431,698

6,915	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Basis Schools, Inc. Projects, Series 2016A, 4.000%, 7/01/25, 144A	No Opt. Call	BB	6,999,225

420	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Candeo Schools, Inc. Project, Series 2013, 6.000%, 7/01/23	No Opt. Call	BBB–	456,494

180	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Great Hearts Academies – Veritas Project, Series 2012, 5.200%, 7/01/22 (Pre-refunded 7/01/21)	7/21 at 100.00	N/R (7)	190,222

4,465	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Legacy Traditional Schools East Mesa and Cadence, Nevada Campuses, Series 2017A, 4.000%, 7/01/22, 144A	7/19 at 101.00	N/R	4,377,799

3,190	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Legacy Traditional Schools Phoenix/East Mesa and Cadence, Nevada Campuses, Series 2017B, 4.000%, 7/01/22, 144A	7/19 at 101.00	N/R	3,127,699

	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Legacy Traditional Schools Project, Series 2014A:
200	4.750%, 7/01/19, 144A	No Opt. Call	Ba1	202,038
1,250	5.750%, 7/01/24, 144A	No Opt. Call	Ba1	1,347,212

	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Legacy Traditional Schools Projects, Series 2015:
4,445	4.000%, 7/01/25, 144A	No Opt. Call	Ba1	4,479,449
1,360	5.000%, 7/01/45, 144A	7/25 at 100.00	Ba1	1,393,850

14,260	Phoenix Industrial Development Authority, Arizona, Lease Revenue Bonds, Guam Facilities Foundation, Inc. Project, Series 2014, 5.000%, 2/01/24	No Opt. Call	B+	14,080,039

Nuveen Short Duration High Yield Municipal Bond Fund (continued)

Portfolio of Investments    June 30, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Arizona (continued)

$460	Pima County Industrial Development Authority, Arizona, Charter School Revenue Bonds, Desert Heights Charter School, Series 2014, 6.000%, 5/01/24	No Opt. Call	N/R	$489,178

2,090	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Edkey Charter Schools Project, Series 2016, 4.375%, 7/01/26	No Opt. Call	BB–	2,031,668

850	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, LEAD Charter School Project, Series 2014, 6.250%, 3/01/24	No Opt. Call	N/R	881,832

1,625	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Leading Edge Academy Maricopa Charter School Project, Series 2013, 7.750%, 12/01/43	12/23 at 100.00	N/R	1,776,011

1,105	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, San Tan Montessori School Project, Series 2014A , 7.500%, 2/01/25	2/24 at 100.00	N/R	1,185,212

1,600	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, San Tan Montessori School Project, Series 2017, 6.125%, 2/01/28, 144A	No Opt. Call	N/R	1,578,864

730	Pima County Industrial Development Authority, Arizona, Education Revenue Bonds, Arizona Charter Schools Refunding Project, Series 2013Q, 4.500%, 7/01/20	No Opt. Call	Baa3	758,667

	Pima County Industrial Development Authority, Arizona, Education Revenue Bonds, Arizona Charter Schools Refunding Project, Series 2016R:
4,550	4.000%, 7/01/26	No Opt. Call	Baa3	4,665,843
5,555	5.000%, 7/01/31	7/26 at 100.00	Baa3	6,059,505

1,725	Pima County Industrial Development Authority, Arizona, Education Revenue Bonds, Noah Webster Schools Mesa Project, Series 2015A, 4.000%, 12/15/24, 144A	No Opt. Call	BB	1,708,526

675	Show Low Bluff Community Facilities District, Show Low, Arizona, Special Assessment Bonds, Area One, Series 2007, 5.600%, 7/01/31, 144A	9/18 at 100.00	N/R	603,693

369	Southside Community Facilities District 1, Prescott Valley, Arizona, Special Assessment Revenue Bonds, Series 2008, 7.250%, 7/01/32	7/18 at 100.00	N/R	222,810

1,465	Tartesso West Community Facility District, Buckeye, Arizona, Limited Tax General Obligation Bonds, Series 2007, 5.900%, 7/15/32	9/18 at 100.00	N/R	1,451,229

1,500	Tempe Industrial Development Authority, Arizona, Revenue Bonds, Mirabella at ASU Project, Series 2017A, 5.500%, 10/01/27, 144A	No Opt. Call	N/R	1,559,700

	Tempe Industrial Development Authority, Arizona, Revenue Bonds, Mirabella at ASU Project, Series 2017B:
42,000	4.700%, 10/01/24, 144A	4/21 at 100.00	N/R	42,384,720
9,000	5.350%, 10/01/25, 144A	10/21 at 100.00	N/R	9,249,750

567	Watson Road Community Facilities District, Arizona, Special Assessment Revenue Bonds, Series 2005, 5.750%, 7/01/22	9/18 at 100.00	N/R	567,034

870	Yavapai County Industrial Development Authority, Arizona, Education Revenue Bonds, Arizona Agribusiness and Equine Center Inc. Project, Refunding Series 2015A, 3.900%, 9/01/24, 144A	No Opt. Call	BB+	879,953

500	Yavapai County Industrial Development Authority, Arizona, Hospital Revenue Bonds, Yavapai Regional Medical Center, Series 2013A, 5.000%, 8/01/20	No Opt. Call	A3	529,425
146,080	Total Arizona			145,521,063

	California – 8.7%

2,355	Antelope Valley Healthcare District, California, Revenue Bonds, Series 2011A, 6.875%, 3/01/26 (Pre-refunded 3/01/21)	3/21 at 100.00	N/R (7)	2,603,146

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

	Antelope Valley Healthcare District, California, Revenue Bonds, Series 2016A:
$1,130	5.000%, 3/01/21	No Opt. Call	Ba3	$1,189,122
6,395	5.000%, 3/01/26	No Opt. Call	Ba3	7,043,453
1,690	5.000%, 3/01/31	3/26 at 100.00	Ba3	1,835,323
4,600	5.250%, 3/01/36	3/26 at 100.00	Ba3	5,013,954

1,000	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Tender Option Bond Trust 2016-XG0019, 4.672%, 10/01/31, 144A (IF) (6)	10/26 at 100.00	AA	1,212,900

1,700	Blythe Redevelopment Agency Successor Agency, California, Tax Allocation Bonds, Redevelopment Project 1, Refunding Series 2015, 5.000%, 5/01/25	No Opt. Call	N/R	1,891,794

3,000	Brentwood Infrastructure Financing Authority, California, Infrastructure Revenue Bonds, Refunding Subordinated Series 2014B, 5.000%, 9/02/36	9/24 at 100.00	N/R	3,322,770

	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Los Angeles County Securitization Corporation, Series 2006A:
7,825	5.250%, 6/01/21	12/18 at 100.00	Baa2	7,914,440
20,060	5.450%, 6/01/28	12/18 at 100.00	B2	20,283,268
2,575	5.600%, 6/01/36	12/18 at 100.00	B2	2,597,300

	California Educational Facilities Authority, Revenue Bonds, Revenue Bonds, Loma Linda University Series 2017A:
625	5.000%, 4/01/28	4/27 at 100.00	Baa1	728,331
475	5.000%, 4/01/29	4/27 at 100.00	Baa1	550,344
1,000	5.000%, 4/01/31	4/27 at 100.00	Baa1	1,151,120

	California Health Facilities Financing Authority, Revenue Bonds, Children’s Hospital Los Angeles, Series 2017A:
385	5.000%, 8/15/30	8/27 at 100.00	Baa2	446,342
310	5.000%, 8/15/32	8/27 at 100.00	Baa2	356,987
225	4.000%, 8/15/34	8/27 at 100.00	Baa2	235,321
245	5.000%, 8/15/35	8/27 at 100.00	Baa2	278,379

440	California Municipal Finance Authority Charter School Revenue Bonds, Albert Einstein Academies Project, Series 2013A , 6.000%, 8/01/23	No Opt. Call	BB–	465,142

505	California Municipal Finance Authority Charter School Revenue Bonds, John Adams Academies, Inc. Project, Series 2015A, 4.500%, 10/01/25	10/22 at 102.00	BB+	517,681

270	California Municipal Finance Authority Charter School Revenue Bonds, River Charter Schools Project, Series 2018A , 4.500%, 6/01/28, 144A	6/26 at 100.00	BB	270,346

805	California Municipal Finance Authority, Charter School Lease Revenue Bonds, Literacy First Project, Series 2010A, 5.500%, 9/01/22	9/20 at 100.00	BBB–	833,433

460	California Municipal Finance Authority, Charter School Lease Revenue Bonds, Santa Rosa Academy Project, Series 2015, 4.375%, 7/01/25, 144A	No Opt. Call	BB+	473,262

870	California Municipal Finance Authority, Charter School Revenue Bonds, John Adams Academies, Inc. Project, Series 2014A, 4.150%, 10/01/24	10/22 at 102.00	BB+	880,466

6,130	California Municipal Finance Authority, Charter School Revenue Bonds, Palmdale Aerospace Academy Project, Series 2016A, 4.000%, 7/01/26, 144A	No Opt. Call	BB	6,215,391

1,125	California Municipal Finance Authority, Charter School Revenue Bonds, Partnerships to Uplift Communities Project, Series 2012A, 4.750%, 8/01/22	No Opt. Call	BB	1,175,366

1,395	California Municipal Finance Authority, Charter School Revenue Bonds, Rocketship Education Multiple Projects, Series 2014A , 6.000%, 6/01/23	6/22 at 102.00	N/R	1,490,292

1,480	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Affordable Housing Inc. Projects, Series 2014B, 5.250%, 8/15/30	8/24 at 100.00	N/R	1,555,806

Nuveen Short Duration High Yield Municipal Bond Fund (continued)

Portfolio of Investments    June 30, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

$50	California Municipal Finance Authority, Revenue Bonds, Biola University, Refunding Series 2008A, 5.000%, 10/01/18	No Opt. Call	Baa1	$50,290

165	California Municipal Finance Authority, Revenue Bonds, Biola University, Series 2013, 5.000%, 10/01/22	No Opt. Call	Baa1	184,543

2,355	California Municipal Finance Authority, Revenue Bonds, California Baptist University, Series 2016A, 4.000%, 11/01/26, 144A	No Opt. Call	N/R	2,434,316

1,250	California Municipal Finance Authority, Revenue Bonds, Creative Center of Los Altos Project Pinewood & Oakwood Schools, Series 2016B, 4.000%, 11/01/26, 144A	No Opt. Call	N/R	1,261,050

	California Municipal Finance Authority, Revenue Bonds, Emerson College, Series 2011:
270	5.000%, 1/01/28	1/22 at 100.00	Baa2	291,794
1,230	5.000%, 1/01/28 (Pre-refunded)	1/22 at 100.00	N/R (7)	1,368,473

2,280	California Municipal Finance Authority, Revenue Bonds, Goodwill Industries of Sacramento Valley & Northern Nevada Project, Series 2014A, 4.250%, 1/01/25	No Opt. Call	N/R	2,253,256

	California Municipal Finance Authority, Revenue Bonds, Linxs APM Project, Senior Lien Series 2018A:
8,000	5.000%, 12/31/36 (Alternative Minimum Tax)	6/28 at 100.00	BBB+	9,076,640
6,300	5.000%, 12/31/37 (Alternative Minimum Tax)	6/28 at 100.00	BBB+	7,136,451

	California Municipal Finance Authority, Revenue Bonds, NorthBay Healthcare Group, Series 2015:
200	5.000%, 11/01/23	No Opt. Call	BBB–	221,108
300	5.000%, 11/01/24	No Opt. Call	BBB–	334,335
350	5.000%, 11/01/27	11/24 at 100.00	BBB–	385,392

	California Municipal Finance Authority, Revenue Bonds, NorthBay Healthcare Group, Series 2017A:
1,475	5.000%, 11/01/26	No Opt. Call	BBB–	1,661,941
2,320	5.000%, 11/01/27	11/26 at 100.00	BBB–	2,599,653
1,425	5.000%, 11/01/28	11/26 at 100.00	BBB–	1,587,991
1,500	5.250%, 11/01/29	11/26 at 100.00	BBB–	1,686,990
850	5.000%, 11/01/30	11/26 at 100.00	BBB–	938,791
1,000	5.250%, 11/01/31	11/26 at 100.00	BBB–	1,120,060

	California Municipal Finance Authority, Revenue Bonds, Community Medical Centers, Series 2017A:
2,520	5.000%, 2/01/31	2/27 at 100.00	Baa1	2,890,415
2,070	5.000%, 2/01/32	2/27 at 100.00	Baa1	2,360,856

425	California Municipal Finance Authority, Charter School Lease Revenue Bonds, Bella Mente Montessori Academy Project, Series 2018A, 5.000%, 6/01/28 (WI/DD, Settling 7/11/18), 144A	No Opt. Call	Ba1	456,892

1,100	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, Aemerge Redpak Services Southern California, LLC Project, Subordinate Series 2017, 8.000%, 12/01/27, 144A (Alternative Minimum Tax)	No Opt. Call	N/R	1,102,277

3,405	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, Aemerge Redpak Services, LLC, Series 2016, 7.000%, 12/01/27, 144A (Alternative Minimum Tax)	12/23 at 102.00	N/R	3,336,015

540	California Public Finance Authority, Charter School Lease Revenue Bonds, Multicultural Learning Center Project, Series 2017A, 5.250%, 6/15/27	No Opt. Call	N/R	539,600

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

	California Public Finance Authority, Revenue Bonds, Henry Mayo Newhall Hospital, Series 2017:
$1,165	5.000%, 10/15/30	10/26 at 100.00	BBB–	$1,299,418
1,000	5.000%, 10/15/32	10/26 at 100.00	BBB–	1,109,280

2,010	California Public Finance Authority, University Housing Revenue Bonds, National Campus Community Development – Claremont Properties LLC Claremont Colleges Project, Series 2017A, 5.000%, 7/01/32, 144A	7/27 at 100.00	Ba2	2,193,895

1,325	California School Finance Authority Charter School Revenue Bonds, California, ACE Charter Schools, Obligated Group, Series 2016A, 4.500%, 6/01/29, 144A	6/26 at 100.00	N/R	1,345,524

2,615	California School Finance Authority Charter, School Revenue Bonds, Rocketship Education, Mateo Sheedy Project, Series 2015A, 4.250%, 3/01/28, 144A	6/25 at 100.00	N/R	2,661,965

1,195	California School Finance Authority, California, Charter School Revenue Bonds, Encore Education Obligated Group, Series 2016A, 5.000%, 6/01/26, 144A	No Opt. Call	N/R	1,194,952

1,155	California School Finance Authority, Charter School Revenue Bonds, City Charter School Obligated Group, Series 2016A, 5.000%, 6/01/26, 144A	No Opt. Call	N/R	1,209,481

	California School Finance Authority, Charter School Revenue Bonds, Classical Academies Project, Series 2017A:
2,000	4.000%, 10/01/27, 144A	No Opt. Call	BB+	2,038,660
2,155	5.000%, 10/01/32, 144A	10/27 at 100.00	BB+	2,309,707

	California School Finance Authority, Charter School Revenue Bonds, Downtown College Prep – Obligated Group, Series 2016:
1,000	4.000%, 6/01/26, 144A	No Opt. Call	N/R	1,006,050
1,000	4.500%, 6/01/31, 144A	6/26 at 100.00	N/R	1,018,630

1,375	California School Finance Authority, Charter School Revenue Bonds, Escuela Popular Charter School, Series 2017, 5.500%, 7/01/27, 144A	No Opt. Call	N/R	1,374,024

785	California School Finance Authority, Charter School Revenue Bonds, Rocketship Education – Obligated Group, Series 2016A, 5.000%, 6/01/26, 144A	6/25 at 100.00	N/R	842,250

	California School Finance Authority, Charter School Revenue Bonds, Rocketship Education Obligated Group, Series 2017A:
630	4.500%, 6/01/27, 144A	6/26 at 100.00	N/R	655,937
305	5.000%, 6/01/34, 144A	6/26 at 100.00	N/R	320,424

315	California School Finance Authority, Charter School Revenue Bonds, Rocketship Public Schools Obligated Group, Series 2017G, 5.000%, 6/01/30, 144A	6/27 at 100.00	N/R	336,700

500	California School Finance Authority, Educational Facilities Revenue Bonds, Tri-Valley Learning Corporation, Series 2012A, 5.500%, 6/01/22 (4)	6/20 at 102.00	N/R	372,500

860	California School Finance Authority, Educational Facility Revenue Bonds, New Designs Charter School Project, Series 2014A, 4.750%, 6/01/24, 144A	No Opt. Call	BB+	891,338

1,560	California School Finance Authority, Educational Facility Revenue Bonds, Partnerships to Uplift Communities Valley Project, Series 2014, 5.350%, 8/01/24, 144A	2/24 at 100.00	BB–	1,632,540

420	California School finance Authority, School Facility Revenue Bonds, ICEF – View Park Elementary and Middle Schools, Series 2014A, 4.750%, 10/01/24	No Opt. Call	BB	437,371

380	California School Finance Authority, School Facility Revenue Bonds, Alta Public Schools Project, Series 2014A, 5.750%, 11/01/24, 144A	No Opt. Call	N/R	396,959

395	California School Finance Authority, School Facility Revenue Bonds, KIPP LA Projects, Series 2014A, 4.125%, 7/01/24	No Opt. Call	BBB	422,571

805	California School Finance Authority, School Facility Revenue Bonds, Value Schools, Series 2013, 5.900%, 7/01/23	No Opt. Call	BB+	865,319

Nuveen Short Duration High Yield Municipal Bond Fund (continued)

Portfolio of Investments    June 30, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

$1,000	California School Finance Authority, Ednovate Obligated Group, Series 2018, 5.000%, 6/01/37 (WI/DD, Settling 7/12/18), 144A	6/27 at 100.00	N/R	$1,051,200

	California Statewide Communities Development Authority Revenue Bonds, California Baptist University, Refunding Series 2017A:
2,350	3.500%, 11/01/27, 144A	No Opt. Call	N/R	2,351,457
145	5.000%, 11/01/32, 144A	11/27 at 100.00	N/R	159,507

	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda University Medical Center, Series 2014A:
3,000	5.250%, 12/01/29	12/24 at 100.00	BB	3,302,670
3,350	5.250%, 12/01/44	12/24 at 100.00	BB	3,612,104

	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda University Medical Center, Series 2016A:
1,735	5.000%, 12/01/26, 144A	6/26 at 100.00	BB	1,933,727
2,695	5.000%, 12/01/31, 144A	6/26 at 100.00	BB	2,925,611
2,000	5.000%, 12/01/36, 144A	6/26 at 100.00	BB	2,154,100

1,000	California Statewide Communities Development Authority, Revenue Bonds, 899 Charleston Project, Refunding Series 2014A, 5.000%, 11/01/24, 144A	No Opt. Call	N/R	1,078,840

3,000	California Statewide Communities Development Authority, Revenue Bonds, Lancer Educational Student Housing Project, Refunding Series 2016A, 4.000%, 6/01/26, 144A	No Opt. Call	N/R	3,078,810

1,080	California Statewide Communities Development Authority, Special Tax Bonds, Community Facilities District 15-2 Rio Bravo, Series 2015A, 4.375%, 9/01/25	No Opt. Call	N/R	1,083,218

1,015	California Statewide Communities Development Authority, Special Tax Bonds, Community Facilities District 2007-1 Orinda Wilder Project, Refunding Series 2015, 4.000%, 9/01/26	9/25 at 100.00	N/R	1,075,240

	California Statewide Communities Development Authority, Statewide Community Infrastructure Program Revenue Bonds, Refunding Series 2015R-1:
1,035	5.000%, 9/02/25	No Opt. Call	N/R	1,148,488
1,080	5.000%, 9/02/26	9/25 at 100.00	N/R	1,186,844

4,190	California Statewide Communities Development Authority, Statewide Community Infrastructure Program Revenue Bonds, Series 2018A, 4.000%, 9/02/28	No Opt. Call	N/R	4,322,027

	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity Health System, Series 2005A:
895	5.750%, 7/01/24	9/18 at 100.00	CCC	883,992
5,505	5.750%, 7/01/30	9/18 at 100.00	CCC	5,427,214
460	5.750%, 7/01/35	9/18 at 100.00	CCC	453,003

1,200	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity Health System, Series 2005G, 5.500%, 7/01/22	9/18 at 100.00	CCC	1,186,176

2,455	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity Health System, Series 2005H, 5.750%, 7/01/25	9/18 at 100.00	CCC	2,423,920

	Compton Public Finance Authority, California, Lease Revenue Bonds, Refunding & Various Capital Projects, Series 2008:
1,135	5.000%, 9/01/22 – AMBAC Insured	9/18 at 100.00	N/R	1,140,369
500	5.250%, 9/01/27 – AMBAC Insured	9/18 at 100.00	N/R	502,090

1,500	Compton Public Finance Authority, California, Lease Revenue Bonds, Refunding & Various Capital Projects, Series 2008, 5.250%, 9/01/27 (Pre-refunded 9/01/18) – AMBAC Insured	9/18 at 100.00	N/R (7)	1,509,375

540	Fontana, California, Community Facilities District No. 22, Special Tax Refunding Bonds, Sierra Hills South, Series 2014, 5.000%, 9/01/23	No Opt. Call	N/R	605,804

7,000	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Senior Convertible Series 2007A-2, 5.300%, 6/01/37	6/22 at 100.00	B3	7,327,320

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2018A-1:
$11,740	5.000%, 6/01/32	6/28 at 100.00	BBB	$13,630,610
7,825	5.000%, 6/01/33	6/28 at 100.00	BBB	9,048,986
5,870	5.000%, 6/01/34	6/28 at 100.00	BBB	6,745,041
5,085	5.000%, 6/01/35	6/28 at 100.00	BBB	5,824,461
13,000	3.500%, 6/01/36	6/22 at 100.00	BBB	13,114,790

	Hesperia Public Financing Authority, California, Redevelopment and Housing Projects Tax Allocation Bonds, Series 2007A:
1,390	5.000%, 9/01/22 – SYNCORA GTY Insured	9/18 at 100.00	N/R	1,393,183
890	5.000%, 9/01/31 – SYNCORA GTY Insured	9/18 at 100.00	N/R	899,345

	Hesperia, California, Special Tax Bonds, Community Facilities District 2005-1 Belgate Development Restructuring Series 2014:
255	5.000%, 9/01/20	No Opt. Call	N/R	270,927
200	5.000%, 9/01/23	No Opt. Call	N/R	224,062
250	5.000%, 9/01/24	No Opt. Call	N/R	283,490
320	5.000%, 9/01/25	9/24 at 100.00	N/R	360,538
195	5.000%, 9/01/26	9/24 at 100.00	N/R	218,295

855	Huntington Beach, California, Special Tax Bonds, Community Facilities District 2003-1 Huntington Center, Refunding Series 2013, 4.000%, 9/01/20	No Opt. Call	N/R	889,679

4,110	Independent Cities Finance Authority, California, Mobile Home Park Revenue Bonds, Palomar Estates West, Refunding Series 2015, 5.000%, 9/15/25	No Opt. Call	N/R	4,441,718

485	Independent Cities Finance Authority, California, Mobile Home Park Revenue Bonds, Pillar Ridge, Refunding Series 2014A, 3.000%, 5/15/20	No Opt. Call	BBB	490,219

230	Indio Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment Project, Subordinate Lien Refunding Series 2008A, 5.000%, 8/15/19	8/18 at 100.00	BBB+	230,856

	Indio, California, Special Tax Bonds, Community Facilities District 2004-3 Terra Lago, Improvement Area 1, Series 2015:
530	5.000%, 9/01/23	No Opt. Call	N/R	589,424
685	5.000%, 9/01/24	No Opt. Call	N/R	769,303
425	5.000%, 9/01/25	No Opt. Call	N/R	480,853
755	5.000%, 9/01/26	9/25 at 100.00	N/R	843,373
790	5.000%, 9/01/27	9/25 at 100.00	N/R	878,196
830	5.000%, 9/01/28	9/25 at 100.00	N/R	918,187

	Inland Empire Tobacco Securitization Authority, California, Tobacco Settlement Asset-Backed Bonds, Series 2007:
655	5.000%, 6/01/21	9/18 at 100.00	N/R	655,262
4,090	4.625%, 6/01/21	9/18 at 100.00	N/R	4,091,145

100	Irvine, California, Special Tax Bonds, Community Facilities District 2013-3 Great Park, Improvement Area 1, Refunding Series 2014, 5.000%, 9/01/22	No Opt. Call	N/R	110,443

	Lake Elsinore Public Financing Authority, California, Local Agency Revenue Bonds, Canyon Hills Improvement Area A & C, Series 2014C:
500	5.000%, 9/01/23	No Opt. Call	N/R	559,640
595	5.000%, 9/01/24	No Opt. Call	N/R	675,426

2,525	Lake Elsinore Public Financing Authority, California, Local Agency Revenue Bonds, Refunding Series 2015, 5.000%, 9/01/35	9/25 at 100.00	N/R	2,783,131

Nuveen Short Duration High Yield Municipal Bond Fund (continued)

Portfolio of Investments    June 30, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

	Lathrop, California, Limited Obligation Improvement Bonds, Crossroads Assessment District, Series 2015:
$830	3.000%, 9/02/20	No Opt. Call	N/R	$838,674
1,580	4.000%, 9/02/25	No Opt. Call	N/R	1,660,706

495	Lee Lake Public Financing Authority, California, Junior Lien Revenue Bonds, Series 2013B, 5.000%, 9/01/20	No Opt. Call	N/R	525,918

	Long Beach Bond Finance Authority, California, Natural Gas Purchase Revenue Bonds, Series 2007B:
2,650	3.000%, 11/15/26 (3-Month LIBOR*67% reference rate + 1.43% spread) (5)	No Opt. Call	A–	2,687,630
2,125	3.020%, 11/15/27 (3-Month LIBOR*67% reference rate + 1.45% spread) (5)	No Opt. Call	A–	2,155,132

445	Lynwood Redevelopment Agency, California, Project A Revenue Bonds, Subordinate Lien Series 2011A, 7.000%, 9/01/31	9/21 at 100.00	A–	512,222

	Marysville, California, Revenue Bonds, Fremont-Rideout Health Group, Series 2011:
295	4.000%, 1/01/21	No Opt. Call	A	300,900
520	4.000%, 1/01/22	1/21 at 100.00	A	544,274
145	5.250%, 1/01/23	1/21 at 100.00	A	156,780
395	4.500%, 1/01/26	1/21 at 100.00	A	415,263
15	5.250%, 1/01/27	1/21 at 100.00	A	16,196
180	5.250%, 1/01/28	1/21 at 100.00	A	194,211
10	5.000%, 1/01/29	1/21 at 100.00	A	10,711
855	5.000%, 1/01/30	1/21 at 100.00	A	915,816
1,185	5.000%, 1/01/31	1/21 at 100.00	A	1,269,289

750	Merced Redevelopment Agency, California, Tax Allocation Bonds, Merced Gateways Redevelopment Project, Series 2009A, 5.250%, 9/01/20 (Pre-refunded 9/01/19)	9/19 at 100.00	N/R (7)	771,832

1,055	Merced Redevelopment Agency, California, Tax Allocation Bonds, Merced Redevelopment Project 2, Series 2003A, 0.000%, 12/01/23 – AMBAC Insured	No Opt. Call	N/R	897,520

	Moorpark, California, Special Tax Bonds, Community Facilities District 2004-1, Refunding Junior Lien Series 2014B:
615	4.750%, 9/01/23	No Opt. Call	N/R	651,390
665	5.200%, 9/01/28	9/24 at 100.00	N/R	741,169

250	National City Community Development Commission, California, Tax Allocation Bonds, National City Redevelopment Project, Series 2011, 7.000%, 8/01/32 (Pre-refunded 8/01/21)	8/21 at 100.00	A (7)	290,007

1,000	Northern Inyo County Local Hospital District, Inyo County, California, Revenue Bonds, Series 2013, 5.000%, 12/01/29	12/23 at 100.00	BB	1,019,890

	Orange County, California, Special Tax Bonds, Community Facilities District 2015-1 Esencia Village, Series 2015A:
680	5.000%, 8/15/25	No Opt. Call	N/R	769,808
760	5.000%, 8/15/27	8/25 at 100.00	N/R	854,658

470	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2009A, 5.500%, 11/01/19 (ETM)	No Opt. Call	N/R (7)	484,288

615	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2010, 5.250%, 11/01/21 (Pre-refunded 11/01/20)	11/20 at 100.00	Ba1 (7)	645,873

	Palomar Pomerado Health System, California, Revenue Bonds, Refunding Series 2016:
3,500	5.000%, 11/01/36	11/26 at 100.00	Ba1	3,805,060
9,500	5.000%, 11/01/39	11/26 at 100.00	Ba1	10,292,680

1,325	Patterson Public Financing Authority, California, Revenue Bonds, Community Facilities District 2001-1, Senior Series 2013A, 4.000%, 9/01/18	No Opt. Call	N/R	1,329,823

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

	Perris Joint Powers Authority, California, Local Agency Revenue Bonds, Community Facilities District 2001-1 May Farms Improvement Area 6 &7, Refunding Series 2014E:
$420	4.000%, 9/01/20	No Opt. Call	N/R	$437,854
470	4.000%, 9/01/23	No Opt. Call	N/R	502,750
490	4.000%, 9/01/24	No Opt. Call	N/R	526,206
510	5.000%, 9/01/25	9/24 at 100.00	N/R	570,925
530	5.000%, 9/01/26	9/24 at 100.00	N/R	589,519

2,475	Perris, California, Special Tax Bonds, Community Facilities District 2001-2, Refunding Series 2014A, 4.375%, 9/01/24	9/23 at 100.00	N/R	2,705,843

100	Poway Unified School District, San Diego County, California, Special Tax Bonds, Community Facilities District 15 Del Sur East Improvement Area C, Series 2016, 5.000%, 9/01/26	No Opt. Call	N/R	115,632

	Rancho Cordova, California, Special Tax Bonds, Community Facilities District 2003-1 Sunridge Anatolia Area, Junior Lien Series 2014:
50	2.500%, 10/01/18	9/18 at 100.00	N/R	50,028
70	3.050%, 10/01/19	9/18 at 100.00	N/R	70,045
85	3.450%, 10/01/20	9/18 at 100.00	N/R	85,080
105	3.850%, 10/01/21	9/18 at 100.00	N/R	105,126
135	4.150%, 10/01/22	9/18 at 100.00	N/R	135,182
155	4.400%, 10/01/23	9/18 at 100.00	N/R	155,225
175	4.550%, 10/01/24	9/18 at 100.00	N/R	175,252
205	4.650%, 10/01/25	9/18 at 100.00	N/R	205,287
230	4.800%, 10/01/26	9/18 at 100.00	N/R	230,327
260	4.900%, 10/01/27	9/18 at 100.00	N/R	260,369
290	5.050%, 10/01/28	9/18 at 100.00	N/R	290,406
325	5.100%, 10/01/29	9/18 at 100.00	N/R	325,445
360	5.200%, 10/01/30	9/18 at 100.00	N/R	360,500
395	5.250%, 10/01/31	9/18 at 100.00	N/R	395,549
440	5.350%, 10/01/32	9/18 at 100.00	N/R	440,625
480	5.400%, 10/01/33	9/18 at 100.00	N/R	480,682

500	Richmond Community Development Agency Successor Agency, California, Tax Allocation Bonds, Refunding Series 2014A, 5.000%, 9/01/25 – BAM Insured	9/24 at 100.00	AA	568,500

345	Riverside County Redevelopment Agency Successor Agency, California, Tax Allocation Bonds, Refunding Series 2014A, 5.000%, 10/01/29 – AGM Insured	10/24 at 100.00	AA	393,283

	Riverside County, California, Special Tax Bonds, Community Facilities District 03-1 Newport Road, Series 2014:
500	4.125%, 9/01/23	No Opt. Call	N/R	541,620
500	4.250%, 9/01/24	No Opt. Call	N/R	548,165
750	5.000%, 9/01/25	9/24 at 100.00	N/R	845,467

95	Riverside County, California, Special Tax Bonds, Community Facilities District 05-8 Scott Road, Series 2013, 4.000%, 9/01/21	No Opt. Call	N/R	98,410

	Romoland School District, California, Special Tax Bonds, Community Facilities District 2004-1 Heritage Lake Improvement Area 1 & 2, Refunding Series 2015:
1,515	5.000%, 9/01/25	No Opt. Call	N/R	1,730,918
1,655	5.000%, 9/01/26	9/25 at 100.00	N/R	1,875,942
805	5.000%, 9/01/27	9/25 at 100.00	N/R	906,921

	Roseville, California, Special Tax Bonds, Community Facilities District 1 Hewlett Pakard Campus Oaks, Series 2016:
1,015	4.000%, 9/01/26	No Opt. Call	N/R	1,055,844
365	5.000%, 9/01/31	9/26 at 100.00	N/R	394,937

Nuveen Short Duration High Yield Municipal Bond Fund (continued)

Portfolio of Investments    June 30, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

$1,000	Roseville, California, Special Tax Bonds, Community Facilities District 1 Westpark, Refunding Series 2015, 5.000%, 9/01/27	9/25 at 100.00	N/R	$1,139,040

	San Bernardino County, California, Special Tax Bonds, Community Facilities District 2002-1 Kaiser Commerce Center, Refunding Series 2014:
400	5.000%, 9/01/23	No Opt. Call	N/R	451,224
655	5.000%, 9/01/26	9/24 at 100.00	N/R	729,722

	San Buenaventura, California, Revenue Bonds, Community Memorial Health System, Series 2011:
2,500	6.500%, 12/01/22	12/21 at 100.00	BB	2,809,250
4,000	7.000%, 12/01/26	12/21 at 100.00	BB	4,503,880
385	8.000%, 12/01/31	12/21 at 100.00	BB	440,367
2,030	7.500%, 12/01/41	12/21 at 100.00	BB	2,270,839

	San Clemente, California, Special Tax Revenue Bonds, Community Facilities District 2006-1 Marblehead Coastal, Series 2015:
190	4.000%, 9/01/23	No Opt. Call	N/R	203,239
95	5.000%, 9/01/24	No Opt. Call	N/R	107,610
485	5.000%, 9/01/25	No Opt. Call	N/R	552,434
295	5.000%, 9/01/26	9/25 at 100.00	N/R	333,769
490	5.000%, 9/01/27	9/25 at 100.00	N/R	550,696
495	5.000%, 9/01/29	9/25 at 100.00	N/R	551,262

735	San Diego Tobacco Settlement Revenue Funding Corporation, California, Tobacco Settlement Bonds, Subordinate Series 2018C, 4.000%, 6/01/32	6/28 at 100.00	BBB	750,075

	San Francisco City and County Redevelopment Agency Successor Agency, California, Tax Allocation Bonds, Mission Bay South Redevelopment Project, Series 2014A:
360	5.000%, 8/01/23	No Opt. Call	A–	407,988
400	5.000%, 8/01/24	No Opt. Call	A–	459,456
350	5.000%, 8/01/25	8/24 at 100.00	A–	402,237

	San Francisco City and County Redevelopment Agency Successor Agency, California, Tax Allocation Bonds, Mission Bay South Redevelopment Project, Subordinate Series 2016D:
5,500	0.000%, 8/01/23, 144A	8/21 at 91.48	N/R	4,385,425
750	0.000%, 8/01/26, 144A	8/21 at 79.08	N/R	513,923

1,255	San Jacinto, California, Special Tax Bonds, Community Facilities District 2002-1 Rancho San Jacinto Phase 2, Series 2016, 5.000%, 9/01/30	9/26 at 100.00	N/R	1,411,273

250	Saugus Union School District, Los Angeles County, California, Special Tax Bonds, Community Facilities District 2002-1, Refunding Series 2013, 5.000%, 9/01/21	No Opt. Call	N/R	270,698

8,405	Southern California Public Power Authority, Natural Gas Project 1 Revenue Bonds, Series 2007A, 3.050%, 11/01/38 (3-Month LIBOR*67% reference rate + 1.47% spread) (5)	No Opt. Call	BBB+	8,041,736

125	Stockton Unified School District, San Joaquin County, California, General Obligation Bonds, Refunding Series 2011, 5.000%, 7/01/21 – AGM Insured	No Opt. Call	A2	136,610

100	Stockton-East Water District, California, Certificates of Participation, Series 2002A Refunding, 5.000%, 4/01/20 – FGIC Insured	9/18 at 100.00	Baa2	100,268

185	Temecula Public Financing Authority, California, Special Tax Bonds, Community Facilities District 16-01, Series 2017, 5.500%, 9/01/27, 144A	No Opt. Call	N/R	186,132

5,555	Tobacco Securitization Authority of Northern California, Tobacco Settlement Asset-Backed Bonds, Series 2005A-1, 4.750%, 6/01/23	9/18 at 100.00	BB+	5,556,222

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

	Tustin, California, Special Tax Bonds, Community Facilities District 14-1 Tustin Legacy/Standard Pacific, Refunding Series 2015A:
$250	5.000%, 9/01/26	9/25 at 100.00	N/R	$284,933
225	5.000%, 9/01/28	9/25 at 100.00	N/R	254,725

3,265	Upland, California, Certificates of Participation, San Antonio Community Hospital, Series 2011, 6.000%, 1/01/26 (Pre-refunded 1/01/21)	1/21 at 100.00	Baa2 (7)	3,612,396

310	West Patterson Financing Authority, California, Special Tax Bonds, Community Facilities District 2015-1 Arambel-KDN, Refunding Series 2015, 5.000%, 9/01/25	No Opt. Call	N/R	327,558

9,230	West Sacramento Financing Authority, California, Special Tax Revenue Bonds, Series 2014, 5.000%, 9/01/25	9/22 at 102.00	N/R	10,271,513

	William S. Hart Union High School District, Los Angeles County, California, Special Tax Bonds, Community Facilities District 2015-1, Series 2017:
400	5.000%, 9/01/28	9/26 at 100.00	N/R	455,652
350	5.000%, 9/01/30	9/26 at 100.00	N/R	392,252
351,180	Total California			372,885,780

	Colorado – 2.9%

2,610	Adonea Metropolitan District 2, Aurora, Colorado, Arapahoe County, General Obligation Bonds, Limited Tax Convertible to Unlimited Tax, Refunding Series 2018A, 4.500%, 12/01/28	12/23 at 103.00	N/R	2,616,786

500	Arkansas River Power Authority, Colorado, Power Revenue Bonds, Series 2006, 5.875%, 10/01/26 – SYNCORA GTY Insured (ETM)	No Opt. Call	BBB (7)	592,200

515	Brighton Crossing Metropolitan District 4, Colorado, General Obligation Bonds, Limited Tax Convertible to Unlimited Tax, Series 2017A, 4.000%, 12/01/27	12/22 at 103.00	N/R	510,602

1,100	Canyons Metropolitan District 5, Douglas County, Colorado, Limited Tax General Obligation and Special Revenue Bonds, Refunding & Improvement Series 2017A, 6.000%, 12/01/37	12/22 at 103.00	N/R	1,114,355

415	Cathedral Pines Metropolitan District, El Paso County, Colorado, General Obligation Bonds, Refunding Series 2016, 4.000%, 12/01/26	No Opt. Call	Ba2	420,478

10,135	Centerra Metropolitan District 1, Loveland, Colorado, Special Revenue Bonds, Refunding & Improvement Series 2017, 5.000%, 12/01/29, 144A	12/22 at 103.00	N/R	10,886,206

1,595	Clear Creek Station Metropolitan District 2, Adams County, Colorado, Limited Tax General Obligation Refunding & Improvement Series 2017A, 4.375%, 12/01/32	12/22 at 103.00	N/R	1,615,607

275	Colorado Educational and Cultural Facilities Authority, Charter School Refunding Revenue Bonds, Pinnacle Charter School, Inc. K-8 Facility Project, Series 2013, 5.000%, 6/01/23	No Opt. Call	A+	307,662

2,410	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds World Compass Academy Project, Series 2017, 4.625%, 10/01/27	No Opt. Call	N/R	2,371,585

600	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Aspen Ridge School Project, Series 2015A, 4.125%, 7/01/26, 144A	7/25 at 100.00	BB	604,170

360	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Crown Pointe Academy of Westminster Project, Chartered Through Adams County School District 50, Series 2009, 4.750%, 7/15/29	7/19 at 100.00	AA–	364,745

500	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Eagle Ridge Academy Project, Refunding & Improvement Series 2016, 5.000%, 11/01/36, 144A	11/21 at 100.00	BB+	508,390

500	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Flagstaff Academy Project, Series 2008A, 6.750%, 8/01/28 (Pre-refunded 8/01/18)	8/18 at 100.00	N/R (7)	502,095

500	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Liberty Common Charter School, Series 2014A, 5.000%, 1/15/29	1/24 at 100.00	A+	549,295

Nuveen Short Duration High Yield Municipal Bond Fund (continued)

Portfolio of Investments    June 30, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Colorado (continued)

$1,000	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Pinnacle Charter School, Inc. High School Project, Series 2010, 5.000%, 12/01/29	12/19 at 100.00	AA–	$1,025,450

1,005	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Skyview Academy Project, Series 2014, 4.125%, 7/01/24, 144A	No Opt. Call	BB	1,014,839

	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, University of Northern Colorado Lab School, Refunding & Improvement Series 2015:
545	4.000%, 12/15/25	No Opt. Call	BBB–	564,805
1,160	5.000%, 12/15/28	12/25 at 100.00	BBB–	1,254,250

680	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Windsor Academy Project, Refunding & Development Series 2016, 3.875%, 9/01/26, 144A	9/21 at 100.00	N/R	666,502

300	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Science Technology Engineering and Math School Project, Refunding Series 2014, 4.000%, 11/01/24	No Opt. Call	BB+	302,493

805	Colorado Health Facilities Authority, Colorado, Revenue Bonds, American Baptist Homes of the Midwest Obligated Group, Series 2013, 6.375%, 8/01/24	No Opt. Call	N/R	879,937

1,100	Colorado Health Facilities Authority, Colorado, Revenue Bonds, American Baptist Homes Project, Series 2016, 5.000%, 2/01/27, 144A	2/26 at 100.00	N/R	1,087,130

3,155	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives, Series 2011A, 5.250%, 2/01/33	2/21 at 100.00	BBB+	3,320,921

3,680	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives, Series 2013A, 5.250%, 1/01/45	1/23 at 100.00	BBB+	3,931,454

1,000	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Colorado Senior Residences Project, Series 2012, 5.625%, 6/01/22 (8), (9)	No Opt. Call	N/R	366,935

	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Covenant Retirement Communities Inc., Refunding Series 2012B:
2,000	5.000%, 12/01/25	12/22 at 100.00	BBB+	2,191,780
530	4.000%, 12/01/26	12/22 at 100.00	BBB+	551,513

535	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Covenant Retirement Communities Inc., Refunding Series 2012C, 5.000%, 12/01/21	No Opt. Call	BBB+	583,038

	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Evangelical Lutheran Good Samaritan Society Project, Series 2013A:
1,500	5.000%, 6/01/23	No Opt. Call	BBB	1,669,335
3,520	5.000%, 6/01/25	No Opt. Call	BBB	3,989,251

	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Frasier Meadows Project, Refunding & Improvement Series 2017A:
400	5.000%, 5/15/27	No Opt. Call	BB+	445,380
250	5.250%, 5/15/28	5/27 at 100.00	BB+	281,265
2,275	5.250%, 5/15/30	5/27 at 100.00	BB+	2,532,098
550	5.250%, 5/15/32	5/27 at 100.00	BB+	608,223

	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Sunny Vista Living Center Project, Series 2015A:
700	5.000%, 12/01/25, 144A	No Opt. Call	N/R	719,810
750	5.500%, 12/01/30, 144A	12/25 at 100.00	N/R	782,857

500	Colorado International Center Metropolitan District 14, Denver, Colorado, Limited Tax General Obligation Bonds, Refunding & Improvement Series 2018, 5.625%, 12/01/32	12/23 at 103.00	N/R	523,315

630	Colorado International Center Metropolitan District 3, Colorado, General Obligation Limited Tax Bonds, Series 2016, 4.625%, 12/01/31	12/21 at 103.00	N/R	614,300

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Colorado (continued)

$520	Colorado Springs Urban Renewal Authority, Colorado, Subordinate Tax Increment Revenue Bonds, University Village Colorado Project, Refunding Series 2016, 6.750%, 12/15/30	12/21 at 103.00	N/R	$491,197

1,000	Copperleaf Metropolitan District 2, Colorado, General Obligation Limited Tax Bonds, Series 2006, 5.250%, 12/01/30	12/20 at 103.00	N/R	1,051,300

504	Crystal Crossing Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Refunding Series 2016, 4.500%, 12/01/26	12/25 at 100.00	N/R	510,003

2,165	Cundall Farms Metropolitan District, In the City of Thornton, Colorado, General Obligation Limited Tax Convertible to Unlimited Tax, Refunding Series 2017A, 4.625%, 12/01/32	12/22 at 103.00	N/R	2,143,588

400	Denver Health and Hospitals Authority, Colorado, Healthcare Revenue Bonds, Series 2009A, 6.250%, 12/01/33	12/19 at 100.00	BBB	416,408

485	Denver International Business Center Metropolitan District 1, Colorado, General Obligation Bonds, Limited Tax Convertible to Unlimited Tax, Refunding Series 2010, 5.000%, 12/01/30	12/20 at 100.00	BBB–	497,823

	Eaton Area Park and Recreation District, Colorado, General Obligation Limited Tax Bonds, Series 2015:
200	5.000%, 12/01/19	No Opt. Call	N/R	206,970
430	5.000%, 12/01/20	No Opt. Call	N/R	454,476
850	5.000%, 12/01/24	12/22 at 100.00	N/R	911,727

	Foothills Metropolitan District, Fort Collins, Colorado, Special Revenue Bonds, Series 2014:
6,315	5.250%, 12/01/24	No Opt. Call	N/R	6,522,700
1,500	5.750%, 12/01/30	12/24 at 100.00	N/R	1,547,715

580	Great Western Park Metropolitan District 2, Broomfield City and County, Colorado, General Obligation Bonds, Series 2016A, 4.000%, 12/01/26	12/21 at 100.00	N/R	568,609

950	Harmony Technology Park Metropolitan District 2, Fort Collins, Colorado, General Obligation Bonds, Limited Tax Convertible to Unlimited Tax Series 2017, 4.500%, 12/01/32	12/22 at 103.00	N/R	940,035

1,635	Hawthorn Metropolitan District No. 2, Jefferson County, Colorado, General Obligation, Refunding Series 2017A, 4.500%, 12/01/32	12/22 at 103.00	N/R	1,612,764

1,395	Heritage Todd Creek Metropolitan District, Colorado, General Obligation Bonds Limited Tax, Refunding & Improvement Series 2015, 6.000%, 12/01/28	12/24 at 100.00	N/R	1,437,492

3,551	Jefferson Center Metropolitan District 1, Arvada, Jefferson County, Colorado, Revenue Bonds, Refunding Series 2015, 4.750%, 12/01/26	12/20 at 103.00	N/R	3,574,721

1,735	Jefferson Center Metropolitan District 1, Arvada, Jefferson County, Colorado, Revenue Bonds, Refunding Series 2017, 5.625%, 12/01/34	12/20 at 103.00	N/R	1,757,069

4,325	Johnstown Plaza Metropolitan District, Colorado, Special Revenue Bonds, Series 2016A, 5.125%, 12/01/31	12/21 at 103.00	N/R	4,212,334

500	Lakes at Centerra Metropolitan District 2, Loveland, Colorado, Limited Tax General Obligation Bonds, Refunding & Improvement Series 2018A, 4.625%, 12/01/27	12/23 at 103.00	N/R	502,105

3,000	Lambertson Farms Metropolitan District 1, Colorado, Revenue Bonds, Refunding & Improvement Series 2015, 5.000%, 12/15/25	12/23 at 100.00	N/R	3,002,340

	Leyden Rock Metropolitan District No. 10, In the City of Arvada, Colorado, Limited Tax General Obligation Bonds, Refunding and Improvement Series 20016A:
1,675	4.000%, 12/01/25	12/21 at 103.00	N/R	1,704,078
750	4.375%, 12/01/33	12/21 at 103.00	N/R	750,180

740	Mountain Shadows Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Refunding Series 2016, 4.000%, 12/01/26	12/25 at 100.00	N/R	750,020

Nuveen Short Duration High Yield Municipal Bond Fund (continued)

Portfolio of Investments    June 30, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Colorado (continued)

$1,025	One Horse Business Improvement District, Lakewood, Colorado, Sales Tax Sharing Revenue Bonds, Refunding Series 2004, 6.000%, 6/01/24	9/18 at 100.00	N/R	$1,026,240

1,405	Palisade Metropolitan District 2, Broomfield County, Colorado, General Obligation Limited Tax and Revenue Bonds, Series 2016, 4.375%, 12/01/31	12/21 at 103.00	N/R	1,376,324

1,620	Parker Homestead Metropolitan District, Parker, Douglas County, Colorado, General Obligation Bonds, Limited Tax Convertible to Unlimited Tax, Refunding & Improvement Series 2016, 4.500%, 12/01/30	12/21 at 103.00	N/R	1,616,890

3,370	Prairie Center Metropolitan District No. 3, In the City of Brighton, Adams County, Colorado, Limited Property Tax Supported Primary Improvements Revenue Bonds, Refunding Series 2017A, 4.125%, 12/15/27, 144A	12/26 at 100.00	N/R	3,410,844

3,000	Promenade at Castle Rock Metropolitan District 1, Colorado, General Obligation Bonds, Limited Tax Series 2015A, 5.125%, 12/01/25	12/20 at 103.00	N/R	3,186,510

	Public Authority for Colorado Energy, Natural Gas Purchase Revenue Bonds, Colorado Springs Utilities, Series 2008:
2,195	6.125%, 11/15/23	No Opt. Call	A–	2,537,288
440	6.250%, 11/15/28	No Opt. Call	A–	548,328

200	Red Sky Ranch Metropolitan District, Eagle County, Colorado, General Obligation Bonds, Refunding & Improvement Series 2015, 4.250%, 12/01/28	12/24 at 100.00	N/R	200,216

215	Regional Transportation District, Colorado, Denver Transit Partners Eagle P3 Project Private Activity Bonds, Series 2010, 5.375%, 1/15/25	7/20 at 100.00	Baa3	223,099

575	Serenity Ridge Metropolitan District No. 2, In the City of Aurora, Arapahoe County, Colorado, General Obligation Bonds, Limited Tax Convertible to Unlimited Tax, Refunding and Improvement Bonds Series 2018A, 4.500%, 12/01/28	12/23 at 103.00	N/R	580,934

1,735	Sierra Ridge Metropolitan District 2, Douglas County, Colorado, General Obligation Bonds, Limited Tax Series 2016A, 4.500%, 12/01/31	12/21 at 103.00	N/R	1,710,884

650	Solaris Metropolitan District 3, Vail, Colorado, Limited Tax General Obligation Bonds, Refunding Convertible to Unlimited Tax Series 2016A, 3.750%, 12/01/26	12/21 at 103.00	N/R	650,969

2,755	South Maryland Creek Ranch Metropolitan District, Summitt County, Colorado, Limited Tax General Obligation Bonds, Limited Tax Convertible to Unlimited Tax Series 2018A, 5.350%, 12/01/33	12/23 at 103.00	N/R	2,764,119

	SouthGlenn Metropolitan District, Colorado, Special Revenue Bonds, Refunding Series 2016:
8,555	3.500%, 12/01/26	12/21 at 103.00	N/R	8,359,433
3,005	5.000%, 12/01/30	12/21 at 103.00	N/R	3,125,050

	Southlands Metropolitan District 1, Colorado, Limited Tax General Obligation Bonds, Series 2017A-1:
275	3.000%, 12/01/22	No Opt. Call	Ba1	274,995
400	3.500%, 12/01/27	No Opt. Call	Ba1	396,192

500	STC Metropolitan District 2, Superior, Boulder County, Colorado, Limited Tax General Obligation Bonds, Series 2015A, 6.000%, 12/01/38	12/19 at 103.00	N/R	515,360

500	Sterling Ranch Community Authority Board, Douglas County, Colorado, Limited Tax Supported Revenue Bonds, Senior Series 2015A, 5.500%, 12/01/35	12/20 at 103.00	N/R	513,370

2,475	Sterling Ranch Community Authority Board, Douglas County, Colorado, Limited Tax Supported Revenue Bonds, Senior Series 2017A, 5.000%, 12/01/30	12/22 at 102.00	N/R	2,554,274

432	Tallyn’s Reach Metropolitan District 3, Aurora, Colorado, Limited Tax General Obligation Bonds, Series 2007, 5.100%, 12/01/26	9/18 at 100.00	N/R	432,696
121,117	Total Colorado			124,440,726

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Connecticut – 0.4%

$8,660	Connecticut Development Authority, Airport Facilities Revenue Bonds, Learjet Inc., Series 2004, 7.950%, 4/01/26 (Alternative Minimum Tax)	9/18 at 100.00	Caa1	$8,382,447

10,000	Connecticut State, General Obligation Bonds, Securities Industry & Financial Markets Association Index, Series 2015C, 2.830%, 6/15/24, 144A (UB) (6)	No Opt. Call	A	10,305,600
18,660	Total Connecticut			18,688,047

	Delaware – 0.1%

2,500	Delaware Economic Development Authority, Exempt Facility Revenue Bonds, Indian River Power LLC Project, Series 2010, 5.375%, 10/01/45	10/20 at 100.00	Baa3	2,592,225

2,040	Delaware Economic Development Authority, Revenue Bonds, Odyssey Charter School Inc. Project, Series 2015A, 6.250%, 9/01/25, 144A	3/25 at 100.00	N/R	2,045,284

830	Delaware Health Facilities Authority, Revenue Bonds, Nanticoke Memorial Hospital, Series 2013, 5.000%, 7/01/21	No Opt. Call	BBB	882,099
5,370	Total Delaware			5,519,608

	District of Columbia – 0.1%

	District of Columbia, Revenue Bonds, Ingleside at Rock Creek Project, Series 2017A:
645	4.125%, 7/01/27	7/24 at 103.00	N/R	653,366
270	5.000%, 7/01/32	7/24 at 103.00	N/R	287,080

725	District of Columbia, Revenue Bonds, KIPP DC Issue, Series 2013A, 5.000%, 7/01/23 (ETM)	No Opt. Call	BBB+ (7)	799,015

1,435	District of Columbia, Revenue Bonds, The Methodist Home of the District of Columbia, Series 1999, 4.500%, 1/01/25	No Opt. Call	N/R	1,414,365
3,075	Total District of Columbia			3,153,826

	Florida – 10.4%

455	A.H. at Turnpike South Community Development District, Miami-Dade County, Florida, Special Assessment Bonds, Phase One Project, Series 2015, 5.500%, 11/01/25	No Opt. Call	N/R	475,675

1,990	Aberdeen Community Development District, Florida, Special Assessment Bonds, Series 2006, 5.250%, 11/01/25	No Opt. Call	N/R	1,987,453

13,000	Alachua County Health Facilities Authority, Florida, Health Facilities Revenue Bonds, Shands Healthcare Project, Series 2007A, 2.214%, 12/01/37 (3-Month LIBOR*67% reference rate + 0.87% spread) (5)	9/18 at 100.00	A3	12,258,090

	Amelia Walk Community Development District, Florida, Special Assessment Bonds, Area 3-A Series 2018A:
735	4.000%, 11/01/24	No Opt. Call	N/R	729,693
775	4.750%, 11/01/29	11/28 at 100.00	N/R	755,075

	Amelia Walk Community Development District, Florida, Special Assessment Bonds, Area A-2 Series 2016:
230	4.250%, 11/01/21	No Opt. Call	N/R	230,442
695	5.500%, 11/01/30	11/26 at 100.00	N/R	701,408

725	Arborwood Community Development District, Florida, Capital Improvement Revenue Bonds, Refunding Series 2018A-2, 4.625%, 5/01/28	No Opt. Call	N/R	726,167

	Armstrong Community Development District, Clay County, Florida, Special Assessment Revenue Bonds, Series 2017A:
355	3.625%, 11/01/23, 144A	No Opt. Call	N/R	354,730
430	4.500%, 11/01/28, 144A	11/27 at 100.00	N/R	429,974

Nuveen Short Duration High Yield Municipal Bond Fund (continued)

Portfolio of Investments    June 30, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida (continued)

$630	Armstrong Community Development District, Clay County, Florida, Special Assessment Revenue Bonds, Series 2017B, 5.250%, 11/01/29, 144A	No Opt. Call	N/R	$632,281

210	Avalon Groves Community Development District, Florida, Special Assessment Bonds, Area 1 Project, Series 2017, 5.000%, 5/01/28	No Opt. Call	N/R	211,019

600	Avalon Groves Community Development District, Florida, Special Assessment Bonds, Area 2 Project, Series 2017A-1, 5.375%, 5/01/28	No Opt. Call	N/R	596,112

185	Avalon Groves Community Development District, Florida, Special Assessment Bonds, Area 2 Project, Series 2017A-2, 6.000%, 5/01/29	No Opt. Call	N/R	184,691

11,085	Ave Maria Stewardship Community District, Florida, Bond Anticipation Notes, Phase 3 Master Improvements Project, Series 2016, 4.625%, 11/01/21	11/19 at 100.00	N/R	11,089,323

725	Ave Maria Stewardship Community District, Florida, Capital Improvement Revenue Bonds, Maple Ridge Phase 3 Project, Series 2018, 4.900%, 5/01/29	No Opt. Call	N/R	726,595

1,130	Aventura Isles Community Development District, Miami-Dade County, Florida, Special Assessment Bonds, Series 2013, 5.250%, 11/01/24	No Opt. Call	N/R	1,204,512

400	Babcock Ranch Community Independent Special District, Charlotte County, Florida, Special Assessment Bonds, Series 2018, 4.500%, 11/01/28, 144A	No Opt. Call	N/R	399,324

	Babcock Ranch Community Independent Special District, Florida, Special Assessment Bonds, Series 2015:
545	4.250%, 11/01/21	No Opt. Call	N/R	557,197
775	4.750%, 11/01/26	11/25 at 100.00	N/R	800,125
1,135	5.000%, 11/01/31	11/25 at 100.00	N/R	1,158,653

750	Ballentrae Hillsborough Community Development District, Hillsborough County, Florida, Special Assessment Bonds, Series 2014, 5.000%, 11/01/28	11/25 at 100.00	N/R	756,750

1,000	Bannon Lakes Community Development District, Saint Johns County, Florida, Special Assessment Revenue Bonds, Series 2016, 4.500%, 11/01/25	No Opt. Call	N/R	1,038,830

255	Bartram Park Community Development District, Florida, Special Assessment Bonds, Refunding Subordinate Lien Series 2015A-2, 4.000%, 5/01/20	No Opt. Call	BBB	258,718

460	Bay County, Florida, Educational Facilities Revenue Refunding Bonds, Bay Haven Charter Academy, Inc. Project, Series 2016, 3.625%, 9/01/26	9/23 at 100.00	BBB	455,336

	Bay Laurel Center Community Development District, Marion County, Florida, Special Assessment Bonds, Refunding Indigo Series 2016:
45	3.000%, 5/01/19	No Opt. Call	N/R	45,039
25	3.500%, 5/01/20	No Opt. Call	N/R	25,180
45	3.500%, 5/01/21	No Opt. Call	N/R	45,216
45	3.500%, 5/01/22	No Opt. Call	N/R	44,807
50	3.500%, 5/01/23	No Opt. Call	N/R	49,495
50	3.750%, 5/01/24	No Opt. Call	N/R	49,714
30	3.750%, 5/01/25	No Opt. Call	N/R	29,519

	Beach Road Golf Estates Community Development District, Bonita Springs, Florida, Special Assessment Bonds Series 2015:
3,225	4.000%, 11/01/25	No Opt. Call	N/R	3,260,894
3,105	4.700%, 11/01/29	11/25 at 100.00	N/R	3,219,761

710	Bellagio Community Development District, Hialeah, Florida, Special Assessment Bonds, Series 2013, 6.000%, 11/01/27	No Opt. Call	BBB–	790,216

490	Bellagio Community Development District, Hialeah, Florida, Special Assessment Bonds, Series 2016, 3.750%, 11/01/31	11/26 at 100.00	BBB–	486,423

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida (continued)

	Bellalago Educational Facilities Benefit District, Florida, Capital Improvement Bonds, Refunding Series 2014:
$1,125	3.875%, 5/01/24	No Opt. Call	A2	$1,187,719
1,165	4.000%, 5/01/25	5/24 at 100.00	A2	1,225,557
1,220	4.125%, 5/01/26	5/24 at 100.00	A2	1,283,501
1,070	4.250%, 5/01/27	5/24 at 100.00	A2	1,127,512

755	Belmont Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2016A, 4.750%, 11/01/27	No Opt. Call	N/R	770,357

500	Bexley Community Development District, Pasco County, Florida, Special Assessment Revenue Bonds, Series 2016, 4.100%, 5/01/26	No Opt. Call	N/R	505,190

420	Brevard County Health Facilities Authority, Florida, Health Facilities Revenue Bonds, Health First, Inc. Project, Refunding Series 2013A, 5.000%, 4/01/19	No Opt. Call	A	430,958

3,595	Brevard County, Florida, Industrial Development Revenue Bonds, TUFF Florida Tech Project, Series 2009, 6.500%, 11/01/29	11/19 at 100.00	BB+	3,704,180

750	Brookstone Community Development District, Manatee County, Florida, Special Assessment Revenue Bonds, Series 2018, 4.625%, 11/01/28, 144A	No Opt. Call	N/R	755,438

2,300	Broward County, Florida, Airport Facility Revenue Bonds, Learjet Inc., Series 2000, 7.500%, 11/01/20 (Alternative Minimum Tax)	9/18 at 100.00	Caa1	2,301,035

	Bullfrog Creek Community Development District, Florida, Hillsborough County, Special Assessment Bonds, Series 2017:
155	4.000%, 11/01/22	No Opt. Call	N/R	156,060
190	4.750%, 11/01/28	11/27 at 100.00	N/R	193,015

	Cape Coral Health Facilities Authority, Florida, Senior Housing Revenue Bonds, Gulf Care Inc. Project, Series 2015:
230	3.750%, 7/01/19, 144A	No Opt. Call	N/R	231,049
500	4.000%, 7/01/20, 144A	No Opt. Call	N/R	505,735
580	4.250%, 7/01/21, 144A	No Opt. Call	N/R	591,768
550	4.500%, 7/01/22, 144A	No Opt. Call	N/R	567,644
1,230	4.750%, 7/01/24, 144A	No Opt. Call	N/R	1,284,735

735	Capital Trust Agency, Florida, First Mortgage Revenue Bonds, Silver Creek Saint Augustine Project, Series 2014A, 6.500%, 1/01/24 (4)	1/21 at 103.00	N/R	551,250

280	Capital Trust Agency, Florida, First Mortgage Revenue Bonds, Silver Creek Saint Augustine Project, Series 2016A, 5.750%, 1/01/50 (4)	9/18 at 100.00	N/R	251,572

6,430	Capital Trust Agency, Florida, Fixed Rate Air Cargo Revenue Refunding Bonds, Aero Miami FX, LLC Project, Series 2010A, 5.350%, 7/01/29	7/20 at 100.00	Baa3	6,658,458

	Capital Trust Agency, Florida, Revenue Bonds, Babcock Neighborhood School Inc., Series 2018:
900	5.900%, 8/15/28, 144A	No Opt. Call	N/R	904,014
515	6.100%, 8/15/38, 144A	8/28 at 100.00	N/R	519,213

2,490	Capital Trust Agency, Florida, Revenue Bonds, Odyssey Charter School Project, Series 2017A, 4.750%, 7/01/27, 144A	No Opt. Call	BB	2,486,390

1,765	Capital Trust Agency, Florida, Revenue Bonds, Renaissance Charter School Project, Series 2017A, 4.375%, 6/15/27, 144A	No Opt. Call	N/R	1,722,181

665	Capital Trust Agency, Florida, Revenue Bonds, Viera Charter School Project, Series 2017A, 4.000%, 10/15/29, 144A	10/27 at 100.00	Ba2	644,964

Nuveen Short Duration High Yield Municipal Bond Fund (continued)

Portfolio of Investments    June 30, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida (continued)

	Capital Trust Agency, Florida, Senior Living Facilities Revenue Bonds, Elim Senior Housing, Inc. Project, Series 2017:
$1,645	5.000%, 8/01/27, 144A	8/24 at 103.00	N/R	$1,658,966
490	5.375%, 8/01/32, 144A	8/24 at 103.00	N/R	497,536

905	Carlton Lakes Community Development District, Hillsborough County, Florida, Special Assessment Revenue Bonds, Series 2015, 5.125%, 11/01/29	11/26 at 100.00	N/R	922,448

	Celebration Pointe Community Development District 1, Alachua County, Florida, Special Assessment Revenue Bonds, Series 2014:
1,055	4.750%, 5/01/24	No Opt. Call	N/R	1,083,559
1,775	5.000%, 5/01/34	5/24 at 100.00	N/R	1,809,914

	Celebration Pointe Community Development District 1, Alachua County, Florida, Special Assessment Revenue Bonds, Series 2017:
500	4.000%, 5/01/22, 144A	No Opt. Call	N/R	509,545
1,400	5.000%, 5/01/32, 144A	5/27 at 100.00	N/R	1,496,292

	Centre Lake Community Development District, Miami Lakes, Florida, Special Assessment Bonds, Series 2016:
375	4.125%, 12/15/27	12/26 at 100.00	N/R	370,800
500	4.500%, 12/15/32	12/26 at 100.00	N/R	507,205

	Collier County Educational Facilities Authority, Florida, Revenue Bonds, Ave Maria University, Refunding Series 2013A:
3,845	4.500%, 6/01/23	No Opt. Call	BBB–	3,973,154
500	5.250%, 6/01/28	6/23 at 100.00	BBB–	531,955
1,000	5.625%, 6/01/33	6/23 at 100.00	BBB–	1,070,390

865	Collier County Industrial Development Authority, Florida, Facilities Revenue Bonds, Gulf Coast Charter Academy, Series 2017A, 4.100%, 12/01/27, 144A	No Opt. Call	N/R	854,335

4,710	Collier County Industrial Development Authority, Florida, Continuing Care Community Revenue Bonds, Arlington of Naples Project, Series 2014A, 7.000%, 5/15/24, 144A	No Opt. Call	N/R	5,153,446

465	Concord Station Community Development District, Pasco County, Florida, Capital Improvement Revenue Bonds, Refunding Subordinate Lien Series 2016A-2, 4.125%, 5/01/26	No Opt. Call	N/R	463,591

230	Connerton West Community Development District, Florida, Capital Improvement Revenue Bonds, Refunding Subordinate Lien Series 2018A-2 Phase 2, 4.625%, 5/01/28	No Opt. Call	N/R	229,000

2,345	Corkscrew Farms Community Development District, Lee County, Florida, Special Assessment Bonds, Area One Project, Series 2016, 4.250%, 11/01/27	No Opt. Call	N/R	2,334,166

	Corkscrew Farms Community Development District, Lee County, Florida, Special Assessment Bonds, Area Two Project, Series 2017:
1,280	3.750%, 11/01/23, 144A	No Opt. Call	N/R	1,280,422
1,400	4.500%, 11/01/28, 144A	No Opt. Call	N/R	1,396,486

630	Creekside at Twin Creeks Community Development District, Florida, Special Assessment Bonds, Area 1 Project, Series 2016A-1, 4.625%, 11/01/27	No Opt. Call	N/R	640,798

2,105	Crossings at Fleming Island Community Development District, Florida, Special Assessment Revenue Bonds, Refunding Senior Lien Series 2014A-1, 4.000%, 5/01/24	No Opt. Call	BBB	2,197,915

800	Cypress Creek Community Development District, Hillborough County, Florida, Capital Improvement Bonds, Subordinate Lien, Series 2017A, 6.000%, 5/01/29	9/18 at 100.00	N/R	778,416

	Downtown Doral Community Development District, Florida, Special Assessment Bonds, Series 2015:
770	4.500%, 5/01/25	No Opt. Call	N/R	784,953
1,450	4.625%, 5/01/26	No Opt. Call	N/R	1,481,363

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida (continued)

$2,575	Durbin Crossing Community Development District, Florida, Special Assessment Bonds, Senior Refunding Series 2017A-1, 5.000%, 5/01/32 – AGM Insured	5/27 at 100.00	AA	$2,890,978

2,750	East Homestead Community Development District, Florida, Special Assessment Revenue Bonds, Refunding Series 2015, 4.250%, 5/01/25	5/22 at 100.00	N/R	2,798,510

1,470	East Homestead Community Development District, Florida, Special Assessment Revenue Bonds, Series 2013, 4.125%, 11/01/23	No Opt. Call	N/R	1,498,474

750	Epperson Ranch Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2017A-1, 5.000%, 11/01/28	11/27 at 100.00	N/R	755,513

1,495	Epperson Ranch Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2017A-2, 5.250%, 11/01/29	No Opt. Call	N/R	1,494,880

325	Escambia County Health Facilities Authority, Florida, Health Facility Revenue Bonds, Baptist Hospital, Inc. Project, Series 2010A, 5.750%, 8/15/29	8/20 at 100.00	A3	348,234

1,095	Estancia at Wiregrass Community Development District, Pasco County, Florida, Capital Improvement Revenue Bonds, Series 2013, 6.375%, 11/01/26	No Opt. Call	N/R	1,224,637

395	Estancia at Wiregrass Community Development District, Pasco County, Florida, Capital Improvement Revenue Bonds, Series 2015, 4.000%, 11/01/22	No Opt. Call	N/R	398,555

800	Fiddlers Creek Community Development District 1, Collier County, Florida, Special Assessment Revenue Bonds, Refunding Series 2013, 4.000%, 5/01/21	No Opt. Call	N/R	792,584

4,000	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Bay Area Charter Foundation, LLC Projects, Series 2011A, 7.625%, 12/15/31	12/21 at 101.00	N/R	4,358,240

300	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Classical Preparatory Incorporated Project, Series 2017A, 5.000%, 6/15/27, 144A	6/26 at 100.00	N/R	303,129

285	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Classical Preparatory Incorporated Project, Series 2018A, 5.000%, 6/15/28, 144A	6/26 at 100.00	N/R	283,008

1,635	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Downtown Doral Charter Elementary School Project, Series 2014A, 5.750%, 7/01/24	No Opt. Call	N/R	1,673,194

1,070	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Downtown Doral Charter Elementary School Project, Series 2017A, 5.000%, 7/01/27, 144A	No Opt. Call	N/R	1,057,802

4,040	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Downtown Doral Charter Elementary School Project, Series 2017C, 5.150%, 7/01/27, 144A	No Opt. Call	N/R	4,002,751

	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Florida Charter Foundation Inc. Projects, Series 2016A:
2,640	5.125%, 6/15/26, 144A	No Opt. Call	N/R	2,615,316
5,205	4.000%, 7/15/26, 144A	No Opt. Call	N/R	5,051,609

	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Miami Arts Charter School Projects, Series 2014:
330	5.000%, 6/15/24, 144A	No Opt. Call	N/R	325,822
3,750	5.625%, 6/15/29, 144A	6/24 at 100.00	N/R	3,644,025

2,520	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Renaissance Charter School Income Projects, Series 2015A, 5.000%, 6/15/25, 144A	No Opt. Call	N/R	2,600,489

830	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Renaissance Charter School, Inc. Projects, Series 2011A, 6.500%, 6/15/21	No Opt. Call	BB	868,985

5,855	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Renaissance Charter School, Inc. Projects, Series 2013A, 6.375%, 12/15/25	6/23 at 100.00	N/R	6,323,693

1,750	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Renaissance Charter School, Inc. Projects, Series 2014A, 5.750%, 6/15/29	6/24 at 100.00	N/R	1,855,052

Nuveen Short Duration High Yield Municipal Bond Fund (continued)

Portfolio of Investments    June 30, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida (continued)

$14,100	Florida Development Finance Corporation, Healthcare Facilities Revenue Bonds, UF Health – Jacksonville Project, Series 2013A, 6.000%, 2/01/33	8/23 at 100.00	Baa3	$15,417,645

2,190	Florida Higher Educational Facilities Financing Authority, Revenue Bonds, Jacksonville University Project, Series 2018A-1, 4.500%, 6/01/33, 144A	6/28 at 100.00	N/R	2,251,692

	Florida Mid-Bay Bridge Authority, Revenue Bonds, 1st Senior Lien Series 2015A:
1,250	5.000%, 10/01/25	No Opt. Call	BBB+	1,439,750
2,000	5.000%, 10/01/26	10/25 at 100.00	BBB+	2,285,200

7,150	Florida Municipal Power Agency, Revenue Bonds, Saint Lucie Project, Refunding Series 2002-1, 2.770%, 10/01/21 – AMBAC Insured	No Opt. Call	A2	7,150,000

2,025	Florida Municipal Power Agency, Revenue Bonds, Saint Lucie Project, Refunding Series 2002-2, 2.702%, 10/01/21 – AMBAC Insured	9/18 at 100.00	A2	2,025,000

13,800	Florida Municipal Power Agency, Revenue Bonds, Saint Lucie Project, Refunding Series 2002-3, 2.770%, 10/01/21 – AMBAC Insured	9/18 at 100.00	A2	13,800,000

1,650	Florida Municipal Power Agency, Revenue Bonds, Saint Lucie Project, Series 2000, 2.702%, 10/01/21 – AMBAC Insured	9/18 at 100.00	A2	1,650,000

28,325	Florida, Development Finance Corporation, Surface Transportation Facility Revenue Bonds, Brightline Passenger Rail Project – South Segment, Series 2017, 5.625%, 1/01/47, 144A (Alternative Minimum Tax)	1/19 at 105.00	BB–	29,193,728

715	Flow Way Community Development District, Florida, Special Assessment Bonds, Phase 5 Project, Series 2016, 4.350%, 11/01/27	11/26 at 100.00	N/R	719,254

1,100	Flow Way Community Development District, Florida, Special Assessment Bonds, Series 2013, 6.000%, 11/01/27	11/24 at 100.00	N/R	1,173,821

590	Flow Way Community Development District, Florida, Special Assessment Bonds, Series 2015, 4.250%, 11/01/25	No Opt. Call	N/R	592,384

525	Forest Brooke Community Development District, Florida, Special Assessment Bonds, Series 2017, 4.500%, 12/15/27	No Opt. Call	N/R	529,337

560	Gateway Services Community Development District, Fort Myers Lee County, Florida, Special Assessment Refunding Bonds, Series 2013, 5.250%, 5/01/23	No Opt. Call	N/R	585,127

155	Glen St Johns Community Development District, Florida, Special Assessment Revenue Bonds, Series 2006, 5.250%, 5/01/38	No Opt. Call	N/R	155,098

625	Grand Bay at Doral Community Development District, Miami-Dade County, Florida, Special Assessment Bonds, North Parcel Assessment Area Project, Improvement Series 2014A-1, 4.000%, 5/01/25	5/24 at 100.00	N/R	613,250

710	Grand Bay at Doral Community Development District, Miami-Dade County, Florida, Special Assessment Bonds, North Parcel Assessment Area, Refunding Series 2014A-2, 4.000%, 5/01/25	5/24 at 100.00	N/R	696,652

840	Grand Bay at Doral Community Development District, Miami-Dade County, Florida, Special Assessment Bonds, South Parcel Assessment Area Project, Series 2016, 4.250%, 5/01/26	No Opt. Call	N/R	855,817

1,310	Grand Bay at Doral Community Development District, Miami-Dade County, Florida, Special Assessment Improvement Bonds, Assessment Area Two Phase 1 Project, Series 2014A-1, 5.250%, 5/01/28	5/24 at 100.00	N/R	1,325,785

1,670	Grand Bay at Doral Community Development District, Miami-Dade County, Florida, Special Assessment Improvement Bonds, Assessment Area Two Project, Refunding Series 2014A-2, 5.875%, 5/01/28	5/24 at 100.00	N/R	1,771,152

1,000	Grove Resort Community Development District, Orange County, Florida, Special Assessment Revenue Bonds, Series 2017A, 5.000%, 11/01/28	No Opt. Call	N/R	1,005,630

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida (continued)

$695	Grove Resort Community Development District, Orange County, Florida, Special Assessment Revenue Bonds, Series 2017B, 5.750%, 4/15/22	No Opt. Call	N/R	$699,281

110	Gulfstream Polo Community Development District, Palm Beach County, Florida, Special Assessment Bonds, Phase 1 Project, Series 2017, 4.000%, 11/01/27	No Opt. Call	N/R	109,403

	Hacienda Lakes Community Development District, Collier County, Florida, Special Assessment Bonds, Series 2016:
550	3.875%, 5/01/26	No Opt. Call	N/R	544,099
270	4.500%, 5/01/36	5/26 at 100.00	N/R	270,983

4,785	Harmony Community Development District, Florida, Capital Improvement Revenue Bonds, Special Assessment, Refunding Series 2014, 5.000%, 5/01/25	5/24 at 100.00	N/R	4,909,362

	Harmony West Community Development District, Osceloa County, Florida, Special Assessment Revenue Bonds, Assessment Area One, Series 2018:
370	4.125%, 5/01/24 (WI/DD, Settling 7/12/18), 144A	No Opt. Call	N/R	370,381
455	4.750%, 5/01/29 (WI/DD, Settling 7/12/18), 144A	No Opt. Call	N/R	455,965

	Heights Community Development District, Florida, Tax Increment & Special Assessment Revenue Bonds, Series 2017:
1,510	3.500%, 1/01/24	No Opt. Call	N/R	1,509,985
1,740	4.000%, 1/01/28	1/27 at 100.00	N/R	1,716,997

355	Hemingway Point Community Development District, Florida, Special Assessment Bonds, Phase Two Project, Series 2014, 4.625%, 11/01/24	No Opt. Call	N/R	363,697

695	Heritage Harbour North Community Development District, Florida, Capital Improvement Revenue Bond, Refunding Series 2017A-1, 5.000%, 5/01/27 – AGM Insured	No Opt. Call	AA	780,283

570	Hidden Creek Community Development District, Florida, Capital Improvement Revenue Bonds, Assessment Area Two, Series 2016A-2, 6.250%, 11/01/29	No Opt. Call	N/R	584,524

	Highland Meadows II Community Development District, Davenport, Florida, Special Assessment Revenue Bonds, Area 4B/C Project, Series 2017:
285	3.500%, 11/01/23	No Opt. Call	N/R	284,441
410	4.125%, 11/01/28	11/27 at 100.00	N/R	406,408

390	Highlands Community Development District, Florida, Special Assessment Bonds, Assessment Area 3A Project, Series 2016, 4.000%, 5/01/23	No Opt. Call	N/R	391,369

101	Islands at Doral III Community Development District, Doral, Florida, Special Assessment Bonds, Expanded Area Project, Series 2014, 4.750%, 5/01/25	5/24 at 100.00	N/R	103,646

	Islands at Doral III Community Development District, Doral, Florida, Special Assessment Bonds, Refunding Series 2013:
380	2.875%, 5/01/19	No Opt. Call	A–	383,868
390	3.000%, 5/01/20	No Opt. Call	A–	398,018
405	3.250%, 5/01/21	No Opt. Call	A–	418,280

885	Isles of Bartram Park Community Development District, Saint Johns County, Florida, Special Assessment Bonds, Series 2015, 4.375%, 11/01/25	No Opt. Call	N/R	894,664

275	Isles of Bartram Park Community Development District, Saint Johns County, Florida, Special Assessment Bonds, Series 2017, 4.000%, 11/01/27	No Opt. Call	N/R	273,507

250	K-Bar Ranch Community Development District, Florida, Special Assessment Revenue Bonds, Parcel Q Project, Series 2014, 4.750%, 11/01/24	No Opt. Call	N/R	251,363

550	Kindred Community Development District, Osceola County, Florida, Special Assessment Revenue Bonds, Series 2016, 4.000%, 5/01/26	No Opt. Call	N/R	554,873

755	Kindred Community Development District, Osceola County, Florida, Special Assessment Revenue Bonds, Series 2017, 4.000%, 5/01/27	No Opt. Call	N/R	748,869

Nuveen Short Duration High Yield Municipal Bond Fund (continued)

Portfolio of Investments    June 30, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida (continued)

$1,730	Lake Ashton Community Development District, Polk County, Florida, Capital Improvement Revenue Bonds, Series 2015A-1, 5.000%, 5/01/25	No Opt. Call	N/R	$1,769,029

115	Lake Powell Residential Golf Community Development District, Bay County, Florida, Special Assessment Revenue Refunding Bonds, Series 2012, 5.250%, 11/01/22	No Opt. Call	N/R	119,713

3,445	Lakes by the Bay South Community Development District, Florida, Special Assessment Bonds, Refunding Series 2014, 5.125%, 5/01/24	No Opt. Call	N/R	3,593,514

745	Lakeside Community Development District, Pasco County, Florida, Capital Improvement Revenue Bonds, Series 2015, 4.750%, 5/01/25	No Opt. Call	N/R	750,133

515	Lakewood Ranch Stewardship District, Florida, Special Assessment Revenue Bonds, Del Webb Project, Series 2017, 4.300%, 5/01/27, 144A	No Opt. Call	N/R	518,049

	Lakewood Ranch Stewardship District, Florida, Special Assessment Revenue Bonds, Lakewood Centre North Project, Series 2015:
700	4.250%, 5/01/25	No Opt. Call	N/R	709,765
720	4.875%, 5/01/35	5/25 at 100.00	N/R	734,407

1,560	Lakewood Ranch Stewardship District, Florida, Special Assessment Revenue Bonds, Lakewood Ranch South Project, Series 2016, 4.250%, 5/01/26	No Opt. Call	N/R	1,588,548

560	Landings at Miami Community Development District, Miami-Dade County, Florida, Special Assessment Bonds, Series 2018, 4.125%, 11/01/28, 144A	No Opt. Call	N/R	556,254

	Lee County Industrial Development Authority, Florida, Charter School Revenue Bonds, Lee County Community Charter Schools, Series 2007A:
5,900	5.250%, 6/15/27	9/18 at 100.00	BB	5,904,366
5,000	5.375%, 6/15/37	9/18 at 100.00	BB	5,000,350

	Lee County Industrial Development Authority, Florida, Healthcare Facilities Revenue Bonds, Preserve Project, Series 2017A:
325	5.000%, 12/01/27, 144A	12/22 at 105.00	N/R	330,356
210	5.375%, 12/01/32, 144A	12/22 at 105.00	N/R	214,736

855	Majorca Isles Community Development District, Miami Gardens, Florida, Special Assessment Bonds, Series 2015, 5.000%, 5/01/25	No Opt. Call	N/R	898,280

10,000	Martin County Industrial Development Authority, Florida, Industrial Development Revenue Refunding Bonds, Indiantown Cogeneration LP, Series 2013, 4.200%, 12/15/25, 144A (Alternative Minimum Tax)	6/20 at 100.00	BB+	10,176,100

	Mediterra South Community Development District, Collier County, Florida, Capital Improvement Revenue Bonds, Refunding Series 2012:
295	4.000%, 5/01/19	No Opt. Call	A–	300,720
305	4.200%, 5/01/20	No Opt. Call	A–	317,816

	Mediterranea Community Development District, Riviera Beach, Florida, Special Assessment Bonds, Area 2 Project, Refunding & Improvement Series 2017:
525	3.500%, 5/01/23	No Opt. Call	N/R	524,517
900	4.250%, 5/01/29	5/28 at 100.00	N/R	905,715

2,325	Miami Dade County Industrial Development Authority, Florida, Educational Facilities Revenue Bonds, South Florida Autism Charter School Project, Series 2017, 5.250%, 7/01/27, 144A	No Opt. Call	N/R	2,297,147

335	Miami Dade County, Florida, Rickenbacker Causeway Revenue Bonds, Series 2014, 5.000%, 10/01/24	No Opt. Call	BBB+	385,220

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida (continued)

	Miami Health Facilities Authority, Florida, Health Facilities Revenue Bonds, Miami Jewish Health System Inc. Project, Series 2017:
$1,000	5.000%, 7/01/28	7/27 at 100.00	BBB	$1,128,050
1,000	5.000%, 7/01/29	7/27 at 100.00	BBB	1,123,920
700	5.000%, 7/01/30	7/27 at 100.00	BBB	783,860
1,105	5.000%, 7/01/31	7/27 at 100.00	BBB	1,233,755
695	5.000%, 7/01/32	7/27 at 100.00	BBB	773,716

	Miami World Center Community Development District, Miami-Dade County, Florida, Special Assessment Bonds, Series 2017:
2,650	4.000%, 11/01/23	No Opt. Call	N/R	2,708,671
3,145	4.750%, 11/01/27	No Opt. Call	N/R	3,280,487

750	Miami-Dade County Industrial Development Authority, Florida, Revenue Bonds, PInecrest Academy Project, Series 2014, 5.000%, 9/15/24	No Opt. Call	BBB	814,792

1,000	Miami-Dade County Industrial Development Authority, Florida, Revenue Bonds, Youth Co-Op Charter Schools Project, Series 2015A, 5.000%, 9/15/25, 144A	No Opt. Call	N/R	1,019,300

1,000	Miami-Dade County Industrial Development Authority, Florida, Revenue Bonds, Doral Academy, Series 2018, 5.000%, 1/15/32	1/28 at 100.00	BBB–	1,086,040

	Midtown Miami Community Development District, Florida, Special Assessment Revenue Bonds, Infrastructure Project, Refunding Series 2014B:
4,720	4.250%, 5/01/24	5/23 at 100.00	N/R	4,897,047
2,635	5.000%, 5/01/29	5/23 at 100.00	N/R	2,791,018

	Midtown Miami Community Development District, Florida, Special Assessment Revenue Bonds, Parking Garage Project, Refunding Series 2014A:
3,085	4.250%, 5/01/24	5/23 at 100.00	N/R	3,200,718
4,505	5.000%, 5/01/29	5/23 at 100.00	N/R	4,771,741
2,010	5.000%, 5/01/37	5/23 at 100.00	N/R	2,120,811

1,605	Mirada Community Development District, Florida, Capital Improvement Bonds, Assessment Area 2 Series 2018A-2, 5.375%, 11/01/29	No Opt. Call	N/R	1,607,712

390	Miromar Lakes Community Development District, Lee County, Florida, Capital Improvement Revenue Bonds, Refunding Series 2012, 4.875%, 5/01/22	No Opt. Call	N/R	407,608

3,405	Miromar Lakes Community Development District, Lee County, Florida, Capital Improvement Revenue Bonds, Refunding Series 2015, 5.000%, 5/01/28	5/25 at 100.00	N/R	3,596,429

1,020	Naples Reserve Community Development District, Collier County, Florida, Special Assessment Bonds, Series 2014, 4.750%, 11/01/25	11/24 at 100.00	N/R	1,048,101

	Naples Reserve Community Development District, Collier County, Florida, Special Assessment Bonds, Series 2018:
250	4.000%, 11/01/23, 144A	No Opt. Call	N/R	250,310
535	4.625%, 11/01/29, 144A	11/28 at 100.00	N/R	532,871

	North Springs Improvement District, Florida, Special Assessment Bonds, Series 2017-1:
1,525	3.500%, 5/01/23	No Opt. Call	N/R	1,518,244
1,850	4.000%, 5/01/28	No Opt. Call	N/R	1,829,169

2,500	Northern Palm Beach County Improvement District, Florida, Water Control and Improvement Bonds, Development Unit 2C, Series 2014, 4.500%, 8/01/24	No Opt. Call	N/R	2,598,075

3,145	Northern Palm Beach County Improvement District, Florida, Water Control and Improvement Bonds, Development Unit 53, Series 2015, 4.650%, 8/01/25	No Opt. Call	N/R	3,310,081

375	Oaks Shady Creek Community Development District, Florida, Special Assessment Bonds, Series 2015, 4.250%, 11/01/25	No Opt. Call	N/R	375,165

Nuveen Short Duration High Yield Municipal Bond Fund (continued)

Portfolio of Investments    June 30, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida (continued)

$500	Orange County Health Facilities Authority, Florida, Revenue Bond, Mayflower Retirement Center, Refunding Series 2012, 4.500%, 6/01/27	6/21 at 100.00	A–	$521,740

935	Orchid Grove Community Development District, Florida, Special Assessment Bonds, Refunding Series 2015, 4.500%, 5/01/25	No Opt. Call	N/R	945,210

775	Palm Beach County Health Facilities Authority, Florida, Revenue Bonds, Lifespace Community Inc., Series 2015C, 5.000%, 5/15/27	5/25 at 100.00	A	857,840

1,120	Palm Glades Community Development District, Florida, Special Assessment Bonds, Refunding Series 2017, 4.000%, 5/01/27	No Opt. Call	BBB–	1,123,181

335	Pelican Marsh Community Development District, Florida, Special Assessment Revenue Bonds, Refunding Series 2012, 4.875%, 5/01/22	No Opt. Call	N/R	335,995

215	Pelican Marsh Community Development District, Florida, Special Assessment Revenue Bonds, Refunding Series 2013, 3.500%, 5/01/19	No Opt. Call	N/R	215,849

570	Poinciana West Community Development District, Florida, Special Assessment Bonds, Refunding Subordinate Series 2016-2, 5.375%, 5/01/30	5/27 at 100.00	N/R	577,741

730	Randal Park Community Development District, Orlando, Florida, Special Assessment Revenue Bonds, Series 2015, 4.250%, 11/01/25	No Opt. Call	N/R	735,657

	Reunion East Community Development District, Osceola County, Florida, Special Assessment Bonds, Refunding Series 2015A:
850	4.000%, 5/01/20	No Opt. Call	N/R	866,889
3,815	5.000%, 5/01/25	No Opt. Call	N/R	4,022,383

	Reunion West Community Development District, Florida, Special Assessment Bonds, Area 2 Phase 1 Project, Refunding & Improvement Series 2015:
145	3.500%, 5/01/19	No Opt. Call	N/R	145,265
995	4.250%, 5/01/25	No Opt. Call	N/R	995,378

975	Reunion West Community Development District, Florida, Special Assessment Bonds, Area 3 Project, Series 2016, 4.375%, 11/01/28	11/26 at 100.00	N/R	980,567

	Reunion West Community Development District, Florida, Special Assessment Bonds, Area 4 Project, Series 2017:
565	3.500%, 11/01/22, 144A	No Opt. Call	N/R	565,757
1,040	4.250%, 11/01/28, 144A	11/27 at 100.00	N/R	1,041,373

435	Rolling Hills Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2015A-1, 5.125%, 5/01/26	No Opt. Call	N/R	427,301

	Rolling Oaks Community Development District, Florida, Special Assessment Bonds, Series 2016:
1,000	4.500%, 11/01/22	No Opt. Call	N/R	1,020,910
1,885	5.250%, 11/01/28	11/27 at 100.00	N/R	1,987,902

280	Sabal Palm Community Development District, Florida, Special Assessment Bonds, Series 2014, 6.125%, 11/01/27	11/24 at 100.00	N/R	282,467

325	Sabal Palm Community Development District, Florida, Special Assessment Bonds, Series 2016, 4.000%, 11/01/22	No Opt. Call	N/R	326,141

	Sabal Palm Community Development District, Florida, Special Assessment Bonds, South Parcel Series 2017:
250	3.500%, 11/01/22, 144A	No Opt. Call	N/R	250,450
500	4.250%, 11/01/28, 144A	11/27 at 100.00	N/R	501,325

2,000	Saint Johns County Industrial Development Authority, Florida, Retirement Facility Revenue Bonds, Westminster Pines, Series 2017A, 4.125%, 8/01/47 (Mandatory put 8/01/24)	8/22 at 101.00	N/R	1,998,340

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida (continued)

$1,340	Seminole County Industrial Development Authority, Florida, Revenue Bonds, Legacy Pointe at UCF Project, Anticipation Notes Series 2016A, 10.000%, 12/28/21, 144A	9/18 at 100.00	N/R	$1,547,901

	Shingle Creek Community Development District, Florida, Special Assessment Revenue Bonds, Series 2015:
935	3.625%, 11/01/20	No Opt. Call	N/R	935,524
2,000	4.500%, 11/01/25	No Opt. Call	N/R	2,019,060

385	Silverado Community Development District, Florida, Capital Improvement Revenue Bonds, Assessment Area 1A, Series 2018A-1, 5.000%, 11/01/28, 144A	No Opt. Call	N/R	385,589

125	Silverado Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2017A-1, 5.000%, 11/01/27, 144A	No Opt. Call	N/R	125,059

510	Six Mile Creek Community Development District, Florida, Capital Improvement Revenue Bonds, Assessment Area 1, Refunding Series 2015, 4.375%, 5/01/25	5/24 at 101.00	N/R	506,262

	Six Mile Creek Community Development District, Florida, Capital Improvement Revenue Bonds, Assessment Area 2 Phase 2, Series 2017A:
925	3.625%, 11/01/23	No Opt. Call	N/R	926,008
1,125	4.500%, 11/01/28	11/27 at 100.00	N/R	1,120,343

705	Six Mile Creek Community Development District, Florida, Capital Improvement Revenue Bonds, Assessment Area 2, Series 2016, 4.750%, 11/01/28	11/27 at 100.00	N/R	715,547

1,005	South Fork III Community Development District, Florida, Special Assessment Revenue Bonds, Refunding Series 2016, 5.000%, 5/01/29	5/27 at 100.00	N/R	1,029,864

	South Fork III Community Development District, Florida, Special Assessment Revenue Bonds, Refunding Series 2018:
480	4.000%, 5/01/24	No Opt. Call	N/R	481,190
595	4.625%, 5/01/29	5/28 at 100.00	N/R	587,241

385	South Village Community Development District, Clay County, Florida, Capital Improvement Revenue Bonds, Refunding Series 2016A2, 4.350%, 5/01/26	No Opt. Call	N/R	388,611

1,925	Southeast Overtown/Park West Community Redevelopment Agency, Florida, Tax Increment Revenue Bonds, Series 2014A-1, 5.000%, 3/01/24, 144A	No Opt. Call	BBB+	2,145,220

675	Spring Lake Community Development District, Hillsborough County, Florida, Special Assessment Bonds, Area One Project, Series 2014, 4.750%, 11/01/24	No Opt. Call	N/R	689,749

	Spring Lake Community Development District, Hillsborough County, Florida, Special Assessment Bonds, Area Two Project, Series 2017:
860	3.750%, 11/01/22, 144A	No Opt. Call	N/R	865,814
1,290	4.500%, 11/01/28, 144A	11/27 at 100.00	N/R	1,318,573

1,180	Stonegate Community Development District, Florida, Special Assessment Revenue Bonds, Refunding Series 2013, 4.000%, 5/01/25	5/23 at 100.00	N/R	1,192,343

	Stoneybrook South at Championsgate Community Development District, Osceola County, Florida, Special Assessment Revenue Bonds, Parcel K Assessment Area, Series 2017:
370	3.500%, 12/15/23	No Opt. Call	N/R	369,630
550	4.000%, 12/15/28	No Opt. Call	N/R	546,277

760	Stoneybrook South Community Development District, Florida, Special Assessment Revenue Bonds, Assessment Area One Project, Series 2013, 5.500%, 5/01/24	5/23 at 100.00	N/R	821,180

500	Stoneybrook South Community Development District, Florida, Special Assessment Revenue Bonds, Assessment Area One Project, Series 2017A-1, 5.000%, 11/01/27	No Opt. Call	N/R	495,560

720	Stoneybrook South Community Development District, Florida, Special Assessment Revenue Bonds, Assessment Area One Project, Series 2017A-2, 5.750%, 11/01/29	No Opt. Call	N/R	709,934

Nuveen Short Duration High Yield Municipal Bond Fund (continued)

Portfolio of Investments    June 30, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida (continued)

$730	Stoneybrook South Community Development District, Florida, Special Assessment Revenue Bonds, Assessment Area One Project, Series 2017A-3, 5.875%, 11/01/29	9/18 at 100.00	N/R	$717,802

1,885	Stoneybrook South Community Development District, Osceola County, Florida, Special Assessment Revenue Bonds, Assessment Area Two-A Project, Series 2014, 4.750%, 11/01/24	No Opt. Call	N/R	1,979,589

	Storey Park Community Development District, Orlando, Florida, Special Assessment Revenue Bonds, Assessment Area One Project, Series 2015:
505	4.000%, 11/01/20	No Opt. Call	N/R	512,696
1,215	4.500%, 11/01/26	11/25 at 100.00	N/R	1,242,362

	Summer Woods Community Development District, Manatee County, Florida, Special Assessment Bonds, Area 1 Project, Series 2018A-1:
295	4.000%, 11/01/23, 144A	No Opt. Call	N/R	295,457
450	5.000%, 11/01/29, 144A	11/28 at 100.00	N/R	450,959

290	Summer Woods Community Development District, Manatee County, Florida, Special Assessment Bonds, Area 1 Project, Series 2018A-2, 5.375%, 11/01/29, 144A	No Opt. Call	N/R	290,099

500	Sumter County Industrial Development Authority, Florida, Hospital Revenue Bonds, Central Florida Health Alliance Projects, Series 2014A, 5.000%, 7/01/25	1/24 at 100.00	A–	559,170

640	Talis Park Community Development District, Collier County, Florida, Capital Improvement Revenue Bonds, Series 2013, 4.250%, 11/01/24	11/23 at 100.00	N/R	658,490

390	Tapestry Community Development District, Florida, Special Assessment Revenue Bonds, Series 2016, 4.250%, 5/01/26	No Opt. Call	N/R	401,216

	Timber Creek Community Development District, Hillsborough County, Florida, Special Assessment Revenue Bonds, Series 2018:
265	4.125%, 11/01/24, 144A	No Opt. Call	N/R	265,281
405	4.625%, 11/01/29, 144A	No Opt. Call	N/R	405,138

	Tolomato Community Development District, Florida, Special Assessment Bonds, Expansion Parcel Project, Series 2018:
165	3.850%, 5/01/23 (WI/DD, Settling 7/26/18), 144A	No Opt. Call	N/R	165,127
210	4.350%, 5/01/28 (WI/DD, Settling 7/26/18), 144A	No Opt. Call	N/R	210,405

2,000	Tolomato Community Development District, Florida, Special Assessment Bonds, Refunding Senior Lien Series 2018A-2, 5.200%, 5/01/28, 144A	No Opt. Call	N/R	2,001,800

1,190	Tolomato Community Development District, Florida, Special Assessment Bonds, Refunding Subordinate Lien Series 2018B-2, 4.625%, 5/01/28	No Opt. Call	N/R	1,199,127

6,530	Tolomato Community Development District, Florida, Special Assessment Bonds, Series 2006, 5.400%, 5/01/37	9/18 at 100.00	N/R	6,536,726

1,245	Toscana Isles Community Development District, Venice, Florida, Special Assessment Revenue Bonds, Series 2014, 5.750%, 11/01/27	11/26 at 102.00	N/R	1,363,375

	Towne Park Community Development District, Florida, Special Assessment Bonds, Area 2B Project, Series 2018:
110	4.000%, 5/01/23	No Opt. Call	N/R	110,168
295	5.000%, 5/01/28	No Opt. Call	N/R	295,561

	Towne Park Community Development District, Florida, Special Assessment Bonds, Area 3A Project, Series 2018:
650	4.000%, 5/01/23	No Opt. Call	N/R	650,988
1,000	5.000%, 5/01/28	No Opt. Call	N/R	1,001,910

305	Towne Park Community Development District, Florida, Special Assessment Bonds, Series 2016, 5.000%, 11/01/28	11/26 at 100.00	N/R	303,301

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida (continued)

$1,230	Tradition Community Development District 1, Port Saint Lucie, Florida, Irrigation System Revenue Bonds, Existing System Series 2017, 4.000%, 10/01/27	No Opt. Call	N/R	$1,228,057

	Trevesta Community Development District, Manatee County, Florida, Special Assessment Revenue Bonds, Series 2016A-1:
240	4.250%, 11/01/20	No Opt. Call	N/R	242,731
250	5.000%, 11/01/26	No Opt. Call	N/R	259,805

	Trout Creek Community Development District, Saint Johns County, Florida, Capital Improvement Revenue Bonds, Series 2018:
250	4.500%, 5/01/23 (WI/DD, Settling 7/09/18)	No Opt. Call	N/R	250,220
400	5.000%, 5/01/28 (WI/DD, Settling 7/09/18)	No Opt. Call	N/R	400,760

1,430	TSR Community Development District, Pasco County, Florida, Special Assessment Revenue Bonds, Northwest Assessment Area Parcels D, E & F, Series 2017, 4.125%, 11/01/28, 144A	11/27 at 100.00	N/R	1,420,433

530	TSR Community Development District, Pasco County, Florida, Special Assessment Revenue Bonds, Village 1 Project, Series 2015, 4.375%, 11/01/25	No Opt. Call	N/R	531,627

330	TSR Community Development District, Pasco County, Florida, Special Assessment Revenue Bonds, Village 4 Project, Series 2015A, 4.250%, 11/01/21	No Opt. Call	N/R	334,630

440	Turtle Run Community Development District, Florida, Special Assessment Benefit Tax Bonds, Series 2017-2, 4.000%, 5/01/28, 144A	No Opt. Call	A2	436,801

	Twin Creeks North Community Development District, Florida, Special Assessment Bonds, Master Infrastructure Improvements, Series 2016A-1:
1,910	5.000%, 11/01/23	No Opt. Call	N/R	1,927,801
2,110	5.750%, 11/01/28	No Opt. Call	N/R	2,185,496

	Twin Creeks North Community Development District, Florida, Special Assessment Bonds, Master Infrastructure Improvements, Series 2016A–2:
820	5.000%, 11/01/23	No Opt. Call	N/R	827,618
1,715	6.000%, 11/01/31	No Opt. Call	N/R	1,791,695

295	Two Creeks Community Development District, Florida, Capital Improvement Revenue Bonds, Refunding Subordinate Lien Series 2016A–2, 4.200%, 5/01/26	No Opt. Call	N/R	294,596

350	Union Park Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2016A-1, 4.750%, 11/01/27	No Opt. Call	N/R	356,689

1,085	Union Park East Community Development District, Florida, Capital Improvement Revenue Bonds, Assessment Area 1 Series 2017A-1, 5.000%, 11/01/27, 144A	No Opt. Call	N/R	1,092,877

605	Union Park East Community Development District, Florida, Capital Improvement Revenue Bonds, Assessment Area 1 Series 2017A-2, 5.500%, 11/01/29, 144A	No Opt. Call	N/R	605,454

450	Union Park East Community Development District, Florida, Capital Improvement Revenue Bonds, Assessment Area 2 Series 2017A-3, 5.750%, 11/01/29, 144A	9/18 at 100.00	N/R	444,803

545	Venetian Parc Community Development District, Miami-Dade County, Florida, Special Assessment Bonds, Area One Project, Series 2013, 6.000%, 11/01/27	No Opt. Call	N/R	613,959

585	Verano 2 Community Development District, Florida, Special Assessment Revenue Bonds, District 2 Pod A Project, Series 2017, 4.250%, 11/01/28	11/27 at 100.00	N/R	574,891

460	Verano 2 Community Development District, Florida, Special Assessment Revenue Bonds, District 2 Pod B Project, Series 2017, 4.250%, 11/01/28	11/27 at 100.00	N/R	452,051

680	Verano 2 Community Development District, Florida, Special Assessment Revenue Bonds, District 2 Pod C Project, Series 2017, 4.500%, 11/01/28	11/27 at 100.00	N/R	671,119

1,050	Village Community Development District 10, Sumter County, Florida, Special Assessment Revenue Bonds, Series 2012, 4.500%, 5/01/23	5/22 at 100.00	N/R	1,117,074

Nuveen Short Duration High Yield Municipal Bond Fund (continued)

Portfolio of Investments    June 30, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida (continued)

$1,590	Villages of Glen Creek Community Development District, Florida, Capital Improvement Revenue Bonds, Assessment Area 2, Series 2018A-2, 5.500%, 11/01/29, 144A	No Opt. Call	N/R	$1,580,746

1,780	Waterset Central Community Development District, Hillsborough County, Florida, Special Assessment Revenue Bonds, Series 2018, 4.625%, 11/01/29, 144A	11/28 at 100.00	N/R	1,781,958

1,675	Waterset North Community Development District, Hillsborough County, Florida, Special Assessment Revenue Bonds, Series 2014, 4.750%, 11/01/25	11/24 at 100.00	N/R	1,740,308

2,505	West Villages Improvement District, Florida, Special Assessment Revenue Bonds, Unit of Development 1, Series 2017, 3.500%, 5/01/22	No Opt. Call	N/R	2,501,368

	West Villages Improvement District, Florida, Special Assessment Revenue Bonds, Unit of Development 3, Refunding Series 2017:
2,395	3.500%, 5/01/22	No Opt. Call	N/R	2,399,814
3,555	4.000%, 5/01/27	No Opt. Call	N/R	3,559,159

	West Villages Improvement District, Florida, Special Assessment Revenue Bonds, Unit of Development 4, Series 2016:
1,000	4.250%, 11/01/26	No Opt. Call	N/R	1,009,480
210	4.625%, 11/01/31	11/26 at 100.00	N/R	214,282

	Willow Hammock Community Development District, Manatee County, Florida, Special Assessment Revenue Bonds, Series 2017:
615	3.500%, 11/01/23, 144A	No Opt. Call	N/R	612,343
725	4.000%, 11/01/28, 144A	11/27 at 100.00	N/R	715,945

	Willow Walk Community Development District, Florida, Special Assessment Revenue Bonds, North Parcel Area Project, Series 2017:
270	3.500%, 5/01/23	No Opt. Call	N/R	270,143
330	4.000%, 5/01/28	5/27 at 100.00	N/R	326,284

	Winding Cypress Community Development District, Collier County, Florida, Special Assessment Bonds, Phase 1 & 2 Assessment Area, Series 2015:
200	4.000%, 11/01/20	No Opt. Call	N/R	201,540
400	4.375%, 11/01/25	No Opt. Call	N/R	411,732

390	Windsor at Westside Community Development District, Osceola County, Florida, Special Assessment Bonds, Area 1 Project, Series 2015, 4.000%, 11/01/22	No Opt. Call	N/R	397,699

1,005	Windsor at Westside Community Development District, Osceola County, Florida, Special Assessment Bonds, Area 2 Project, Series 2016, 4.125%, 11/01/27	No Opt. Call	N/R	1,002,256

560	Wiregrass Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2016, 4.375%, 5/01/26	No Opt. Call	N/R	561,574

	Wynnmere East Community Development District, Hillsborough County, Florida, Special Assessment Revenue Bonds, Series 2016:
355	4.000%, 5/01/22	No Opt. Call	N/R	356,516
905	5.000%, 5/01/29	5/28 at 100.00	N/R	921,761
436,331	Total Florida			446,470,063

	Georgia – 0.6%

	Cobb County Development Authority, Georgia, Student Housing Revenue Bonds, Kennesaw State University Real Estate Foundations Projects, Refunding Series 2014C:
985	5.000%, 7/15/22	No Opt. Call	Baa2	1,068,272
1,040	5.000%, 7/15/23	No Opt. Call	Baa2	1,139,039
750	5.000%, 7/15/24	No Opt. Call	Baa2	825,690
1,000	5.000%, 7/15/26	7/24 at 100.00	Baa2	1,092,300
1,000	5.000%, 7/15/27	7/24 at 100.00	Baa2	1,087,170
1,000	5.000%, 7/15/29	7/24 at 100.00	Baa2	1,077,550

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Georgia (continued)

$1,000	Douglas County Development Authority, Georgia, Charter School Revenue Bonds, Brighten Academy Project, Series 2013B, 5.750%, 10/01/24	10/23 at 100.00	N/R	$1,059,180

4,925	Fulton County Development Authority, Georgia, Health System Revenue Bonds, Catholic Health East, Series 2007A, 2.380%, 11/15/28 (3-Month LIBOR*67% reference rate + 0.81% spread) (5)	9/18 at 100.00	AA	4,944,060

560	Fulton County Development Authority, Georgia, Revenue Bonds, Amana Academy Project, Series 2013A, 5.250%, 4/01/23	No Opt. Call	N/R	567,454

2,000	Fulton County Residential Care Facilities for the Elderly Authority, Georgia, Revenue Bonds, Lenbrook Square Foundation, Inc. Project, Refunding Series 2016, 5.000%, 7/01/31	7/23 at 103.00	BBB	2,213,200

700	Gainesville and Hall County Development Authority, Georgia, Educational Facilities Revenue Bonds, Riverside Military Academy, Refunding Series 2017, 5.000%, 3/01/27	No Opt. Call	BBB–	769,055

376	Georgia Local Governments, Certificates of Participation, Georgia Municipal Association, Series 1998A, 4.750%, 6/01/28 – NPFG Insured	No Opt. Call	Baa2	395,417

	Liberty County Industrial Authority, Georgia, Revenue Bonds, Series 2014:
490	5.500%, 7/15/23	7/21 at 100.00	N/R	493,412
958	5.500%, 7/15/30	7/21 at 100.00	N/R	965,032
1,052	5.500%, 1/15/36	7/21 at 100.00	N/R	1,059,722

500	Macon-Bibb County Urban Development Authority, Georgia, Revenue Bonds, Academy for Classical Education, Series 2017, 5.000%, 6/15/27, 144A	No Opt. Call	N/R	510,845

	Main Street Natural Gas Inc., Georgia, Gas Project Revenue Bonds, Series 2006B:
330	5.000%, 3/15/21	No Opt. Call	A–	353,991
830	5.000%, 3/15/22	No Opt. Call	A–	905,630

125	Private Colleges and Universities Authority, Georgia, Revenue Bonds, Mercer University, Series 2012A, 5.000%, 10/01/19	No Opt. Call	Baa2	129,363

3,185	Rockdale County Development Authority, Georgia, Revenue Bonds, Pratt Paper, LLC Project, Refunding Series 2018, 4.000%, 1/01/38, 144A (Alternative Minimum Tax)	1/28 at 100.00	N/R	3,227,743
22,806	Total Georgia			23,884,125

	Guam – 0.8%

4,825	Government of Guam, Business Privilege Tax Bonds, Refunding Series 2015D, 5.000%, 11/15/27	11/25 at 100.00	A	5,421,080

1,000	Government of Guam, Business Privilege Tax Bonds, Series 2011A, 5.000%, 1/01/31	1/22 at 100.00	A	1,055,340

	Guam Government Department of Education, Certificates of Participation, John F. Kennedy High School Project, Series 2010A:
3,000	6.625%, 12/01/30	12/20 at 100.00	B+	3,098,970
895	6.875%, 12/01/40	12/20 at 100.00	B+	927,685

	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Refunding Series 2014A:
410	5.000%, 7/01/19	No Opt. Call	BBB–	422,091
385	5.000%, 7/01/21	No Opt. Call	BBB–	414,680
400	5.000%, 7/01/22	No Opt. Call	BBB–	439,228
1,750	5.000%, 7/01/23	No Opt. Call	BBB–	1,948,135
2,200	5.000%, 7/01/24	No Opt. Call	BBB–	2,473,130

	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2013:
350	5.250%, 7/01/20	No Opt. Call	BBB–	371,213
1,500	5.500%, 7/01/43	7/23 at 100.00	BBB–	1,632,075

Nuveen Short Duration High Yield Municipal Bond Fund (continued)

Portfolio of Investments    June 30, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Guam (continued)

	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2016:
$255	5.000%, 7/01/24	No Opt. Call	BBB–	$286,658
525	5.000%, 7/01/25	No Opt. Call	BBB–	593,633

	Guam Government, General Obligation Bonds, 2009 Series A:
630	6.000%, 11/15/19	No Opt. Call	BB–	646,336
5,525	6.750%, 11/15/29 (Pre-refunded 11/15/19)	11/19 at 100.00	N/R (7)	5,905,672

2,010	Guam Government, Limited Obligation Section 30 Revenue Bonds, Series 2009A, 5.375%, 12/01/24 (Pre-refunded 12/01/19)	12/19 at 100.00	BBB+ (7)	2,113,977

3,250	Guam International Airport Authority, Revenue Bonds, Series 2013C, 5.000%, 10/01/21 – AGM Insured (Alternative Minimum Tax)	No Opt. Call	A2	3,431,285

750	Guam Power Authority, Revenue Bonds, Series 2010A, 5.500%, 10/01/40 (Pre-refunded 10/01/20)	10/20 at 100.00	BBB– (7)	810,232

1,000	Guam Power Authority, Revenue Bonds, Series 2014A, 5.000%, 10/01/25	10/24 at 100.00	BBB–	1,095,770
30,660	Total Guam			33,087,190

	Hawaii – 0.6%

	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Hawaii Pacific University, Series 2013A:
910	5.000%, 7/01/20	No Opt. Call	BB	920,820
1,555	5.750%, 7/01/23	No Opt. Call	BB	1,637,850
1,575	6.250%, 7/01/27	7/23 at 100.00	BB	1,652,679

19,940	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Hawaii Pacific University, Series 2018, 6.000%, 7/01/28, 144A	7/27 at 100.00	N/R	20,008,594

165	Hawaii Housing Finance and Development Corporation, Multifamily Housing Revenue Bonds, Wilikina Apartments Project, Series 2012A, 4.250%, 5/01/22	No Opt. Call	A–	168,224

230	Kauai County, Hawaii, Special Tax Bonds, Community Facilities District 2008-1 Kukuiula Development Project, Series 2012, 5.250%, 5/15/28	5/22 at 100.00	N/R	232,307
24,375	Total Hawaii			24,620,474

	Idaho – 0.1%

825	Idaho Health Facilities Authority, Revenue Bonds, Kootenai Health Project, Series 2014, 4.375%, 7/01/34, 144A	7/24 at 100.00	A	848,876

1,710	Idaho Health Facilities Authority, Revenue Bonds, Madison Memorial Hospital Project, Refunding Series 2016, 5.000%, 9/01/22	No Opt. Call	BB+	1,842,080

1,245	Idaho Housing and Finance Association, Nonprofit Facilities Revenue Bonds, Compass Public Charter School, Inc. Project, Series 2010A, 5.500%, 7/01/30	7/20 at 100.00	BB	1,271,108
3,780	Total Idaho			3,962,064

	Illinois – 13.9%

2,230	Bartlett, Illinois, Tax Increment Revenue Bonds, Barlett Quarry Redev Project, Senior Lien Series 2016, 4.000%, 1/01/24	1/22 at 100.00	N/R	2,185,801

2,570	Belleville, Illinois, Tax Increment Revenue Bonds, Frank Scott Parkway Redevelopment Project, Series 2007A, 5.000%, 5/01/26	9/18 at 100.00	N/R	2,503,283

5,455	Bolingbrook, Illinois, Sales Tax Revenue Bonds, Series 2005, 6.250%, 1/01/24	9/18 at 100.00	N/R	5,411,360

12,110	CenterPoint Intermodal Center Program Trust, Illinois, Class A Certificates, Series 2004A, 4.000%, 6/15/23 (Mandatory put 12/15/22), 144A	12/22 at 100.00	N/R	12,225,772

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Illinois (continued)

	Chicago Board of Education, Illinois, Dedicated Capital Improvement Tax Revenue Bonds, Series 2016:
$24,265	5.750%, 4/01/33	4/27 at 100.00	A	$28,029,229
20,835	5.750%, 4/01/34	4/27 at 100.00	A	23,865,659
2,985	5.750%, 4/01/35	4/27 at 100.00	A	3,402,512

	Chicago Board of Education, Illinois, Dedicated Capital Improvement Tax Revenue Bonds, Series 2017:
1,370	5.000%, 4/01/34	4/27 at 100.00	A	1,496,588
2,000	5.000%, 4/01/35	4/27 at 100.00	A	2,177,020
2,320	5.000%, 4/01/36	4/27 at 100.00	A	2,521,747
2,320	5.000%, 4/01/37	4/27 at 100.00	A	2,516,365

4,170	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenue, Green Bonds, Project Series 2015E, 5.125%, 12/01/32	12/24 at 100.00	B	4,264,617

1,420	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues Series 2011A, 5.500%, 12/01/39	12/21 at 100.00	B3	1,449,082

205	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding Series 2010F, 5.000%, 12/01/18 (ETM)	No Opt. Call	N/R (7)	207,925

	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding Series 2010F:
870	5.000%, 12/01/19	No Opt. Call	B3	890,810
225	5.000%, 12/01/19 (ETM)	No Opt. Call	N/R (7)	235,370

	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding Series 2010F:
795	5.000%, 12/01/18	No Opt. Call	B3	802,036
1,230	5.000%, 12/01/20	No Opt. Call	B3	1,268,524
8,075	5.000%, 12/01/31	12/20 at 100.00	B3	8,129,264

10,000	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding Series 2017B, 6.750%, 12/01/30, 144A	12/27 at 100.00	B	12,042,800

	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding Series 2017C:
16,570	5.000%, 12/01/30	12/27 at 100.00	B	17,341,831
11,810	5.000%, 12/01/34	12/27 at 100.00	B	12,203,509

7,400	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding Series 2017D, 5.000%, 12/01/31	12/27 at 100.00	B	7,721,456

	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding Series 2017F:
8,855	5.000%, 12/01/23	No Opt. Call	B	9,268,528
5,000	5.000%, 12/01/24	No Opt. Call	B	5,234,050

	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Series 2008C:
6,925	5.000%, 12/01/22	12/18 at 100.00	B3	6,957,063
5,000	5.250%, 12/01/25	12/18 at 100.00	B3	5,019,400

20,000	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Series 2016A, 7.000%, 12/01/26	12/25 at 100.00	B	23,701,800

	Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated Tax Revenues, Series 1998B-1:
5,000	0.000%, 12/01/22 – NPFG Insured	No Opt. Call	B	4,216,750
3,780	0.000%, 12/01/25 – FGIC Insured	No Opt. Call	B	2,755,771

Nuveen Short Duration High Yield Municipal Bond Fund (continued)

Portfolio of Investments    June 30, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Illinois (continued)

$505	Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated Tax Revenues, Series 1999A, 0.000%, 12/01/25 – NPFG Insured	No Opt. Call	B	$368,165

1,145	Chicago, Illinois, Certificates of Participation Tax Increment Bonds, 188 West Randolph/Wells Redevelopment Project, Note Series 2014, 6.835%, 3/15/33, 144A	9/18 at 100.00	N/R	1,144,880

2,100	Chicago, Illinois, Certificates of Participation Tax Increment Bonds, River Point Plaza Redevelopment Project, Series 2018, 4.835%, 4/15/28, 144A	1/23 at 100.00	N/R	2,101,932

268	Chicago, Illinois, Certificates of Participation Tax Increment Revenue Notes, Fullerton/Milwaukee Redevelopment Project, Series 2011A, 6.830%, 3/15/24	9/18 at 100.00	Ba3	268,066

1,299	Chicago, Illinois, Certificates of Participation, Tax Increment Allocation Revenue Note, North Pullman Chicago Neighborhood Initiative, Inc. Redevelopment Project-Whole Foods Warehouse & Distribution Facility, Series 2016A, 5.000%, 3/15/34, 144A	7/21 at 100.00	N/R	1,252,489

	Chicago, Illinois, General Obligation Bonds, Neighborhoods Alive 21 Program, Series 2002B:
1,000	5.250%, 1/01/23	No Opt. Call	Ba1	1,071,340
2,650	5.000%, 1/01/25	No Opt. Call	Ba1	2,839,369
795	5.000%, 1/01/26	1/25 at 100.00	Ba1	847,565

	Chicago, Illinois, General Obligation Bonds, Project & Refunding Series 2014A:
215	5.000%, 1/01/27	1/24 at 100.00	Ba1	227,139
10,000	5.250%, 1/01/30	1/24 at 100.00	Ba1	10,601,000

20,500	Chicago, Illinois, General Obligation Bonds, Project & Refunding Series 2017A, 5.625%, 1/01/31	1/27 at 100.00	BBB–	22,910,390

5,870	Chicago, Illinois, General Obligation Bonds, Project and Refunding Series 2003B, 5.000%, 1/01/23	No Opt. Call	Ba1	6,228,246

1,975	Chicago, Illinois, General Obligation Bonds, Project and Refunding Series 2009C, 5.000%, 1/01/34	1/19 at 100.00	Ba1	1,982,939

	Chicago, Illinois, General Obligation Bonds, Refunding Series 2009A:
1,870	5.000%, 1/01/22	1/20 at 100.00	Ba1	1,917,909
1,170	5.000%, 1/01/25	1/20 at 100.00	Ba1	1,191,739

	Chicago, Illinois, General Obligation Bonds, Refunding Series 2012C:
10	5.000%, 1/01/21	No Opt. Call	Ba1	10,458
5,835	5.000%, 1/01/23	1/22 at 100.00	Ba1	6,099,034
1,500	5.000%, 1/01/25	1/22 at 100.00	Ba1	1,555,890

	Chicago, Illinois, General Obligation Bonds, Refunding Series 2016C:
3,530	5.000%, 1/01/24	No Opt. Call	BBB–	3,772,546
1,065	5.000%, 1/01/25	No Opt. Call	BBB–	1,141,105
2,560	5.000%, 1/01/26	No Opt. Call	BBB–	2,744,909

	Chicago, Illinois, General Obligation Bonds, Series 2015A:
30	5.000%, 1/01/24	No Opt. Call	BBB–	32,061
6,565	5.000%, 1/01/26	1/25 at 100.00	BBB–	7,002,951
5,000	5.250%, 1/01/27	1/25 at 100.00	BBB–	5,386,950
1,535	5.500%, 1/01/35	1/25 at 100.00	BBB–	1,640,209

905	Chicago, Illinois, Special Assessment Bonds, Lakeshore East Project, Series 2003, 6.750%, 12/01/32	9/18 at 100.00	N/R	909,688

1,260	Cook County, Illinois, General Obligation Bonds, Refunding Series 2018, 5.000%, 11/15/34	11/26 at 100.00	A2	1,404,711

880	Cook County, Illinois, Recovery Zone Facility Revenue Bonds, Navistar International Corporation Project, Series 2010, 6.750%, 10/15/40	10/20 at 100.00	B2	933,610

2,390	Gilberts Village, Kane County, Illinois, Special Tax Bonds, Special Service Area 15, Refunding Series 2014, 5.000%, 3/01/29 – AGM Insured	3/24 at 100.00	AA	2,622,714

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Illinois (continued)

$300	Governors State University Board of Trustes, Illinois, Certificates of Participation, Capital Improvement Projects, Series 2008, 4.125%, 1/01/21	10/18 at 100.00	A3	$300,381

770	Hillside, Cook County, Illinois, Tax Increment Revenue Bonds, Mannheim Redevelopment Project, Senior Lien Series 2008, 6.550%, 1/01/20	9/18 at 100.00	N/R	786,139

	Illinois Finance Authority, Charter School Revenue Bonds, Intrinsic Charter Schools Belmont School Project, Series 2015A:
230	4.500%, 12/01/20, 144A	No Opt. Call	N/R	231,822
815	5.250%, 12/01/25, 144A	No Opt. Call	N/R	836,060
1,815	5.500%, 12/01/30, 144A	12/25 at 100.00	N/R	1,864,241

	Illinois Finance Authority, Charter School Revenue Bonds, Uno Charter School Network, Refunding and Improvement Series 2011A:
2,160	6.875%, 10/01/31	10/21 at 100.00	BB+	2,290,313
455	7.125%, 10/01/41	10/21 at 100.00	BB+	482,459

1,620	Illinois Finance Authority, Education Revenue Bonds, Noble Network of Charter Schools, Series 2013, 6.000%, 9/01/32	9/23 at 100.00	BBB	1,801,553

	Illinois Finance Authority, Education Revenue Bonds, Noble Network of Charter Schools, Series 2015:
920	5.000%, 9/01/20	No Opt. Call	BBB	969,054
1,000	5.000%, 9/01/32	9/24 at 100.00	BBB	1,070,990

2,000	Illinois Finance Authority, Recovery Zone Facility Revenue Bonds, Navistar International Corporation Project, Series 2010, 6.750%, 10/15/40	10/20 at 100.00	B2	2,121,840

4,595	Illinois Finance Authority, Revenue Bonds, Admiral at the Lake Project, Refunding Series 2017, 5.000%, 5/15/33	5/24 at 103.00	N/R	4,594,632

	Illinois Finance Authority, Revenue Bonds, Centegra Health System, Series 2014A:
360	5.000%, 9/01/22	No Opt. Call	BB+	387,954
800	5.000%, 9/01/23	No Opt. Call	BB+	870,352
1,495	5.000%, 9/01/25	9/24 at 100.00	BB+	1,645,203
1,000	5.000%, 9/01/26	9/24 at 100.00	BB+	1,095,790
1,400	5.000%, 9/01/27	9/24 at 100.00	BB+	1,529,206
800	5.000%, 9/01/29	9/24 at 100.00	BB+	868,256

1,235	Illinois Finance Authority, Revenue Bonds, Christian Homes Inc. Obligated Group, Series 2007A, 5.750%, 5/15/31	9/18 at 100.00	BBB–	1,238,149

	Illinois Finance Authority, Revenue Bonds, Christian Homes Inc., Refunding Series 2010:
225	6.125%, 5/15/27	5/20 at 100.00	BBB–	237,451
130	6.125%, 5/15/27 (Pre-refunded 5/15/20)	5/20 at 100.00	N/R (7)	140,148

	Illinois Finance Authority, Revenue Bonds, Illinois Institute of Technology, Refunding Series 2006A:
100	5.000%, 4/01/19	9/18 at 100.00	BB	100,103
1,000	5.000%, 4/01/26	9/18 at 100.00	BB	1,000,180
1,500	5.000%, 4/01/31	9/18 at 100.00	BB	1,495,680
955	5.000%, 4/01/36	9/18 at 100.00	BB	932,968

500	Illinois Finance Authority, Revenue Bonds, Illinois Wesleyan University, Refunding Series 2016, 5.000%, 9/01/27	9/26 at 100.00	Baa1	563,405

225	Illinois Finance Authority, Revenue Bonds, Lake Forest College, Series 2012A, 5.000%, 10/01/22	No Opt. Call	BBB–	234,504

Nuveen Short Duration High Yield Municipal Bond Fund (continued)

Portfolio of Investments    June 30, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Illinois (continued)

	Illinois Finance Authority, Revenue Bonds, Presence Health Network, Series 2016C:
$4,000	5.000%, 2/15/26	No Opt. Call	Aa2	$4,674,400
8,000	5.000%, 2/15/27	No Opt. Call	Aa2	9,412,640
3,535	5.000%, 2/15/28	2/27 at 100.00	Aa2	4,132,556
500	5.000%, 2/15/29	2/27 at 100.00	Aa2	582,020
10,000	5.000%, 2/15/31	2/27 at 100.00	Aa2	11,582,400

195	Illinois Finance Authority, Revenue Bonds, Provena Health Series 2010A, 6.250%, 5/01/22 (Pre-refunded 5/01/20)	5/20 at 100.00	AA+ (7)	210,894

1,000	Illinois Finance Authority, Revenue Bonds, Rehabilitation Institute of Chicago, Series 2013A, 5.000%, 7/01/23	No Opt. Call	A–	1,113,710

	Illinois Finance Authority, Revenue Bonds, Resurrection Health Care Corporation, Refunding Series 2009:
110	6.125%, 5/15/25 (Pre-refunded 5/15/19)	5/19 at 100.00	N/R (7)	114,293
130	6.125%, 5/15/25 (Pre-refunded 5/15/19)	5/19 at 100.00	N/R (7)	135,132
3,515	6.125%, 5/15/25 (Pre-refunded 5/15/19)	5/19 at 100.00	AA+ (7)	3,653,772

	Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital and Medical Centers, Refunding Series 2015C:
165	5.000%, 8/15/24	No Opt. Call	Baa1	183,020
375	5.000%, 8/15/25	No Opt. Call	Baa1	418,909
1,000	5.000%, 8/15/27	8/25 at 100.00	Baa1	1,113,720

6,500	Illinois Finance Authority, Revenue Bonds, Swedish Covenant Hospital, Series 2016A, 5.250%, 8/15/31	8/26 at 100.00	BBB	7,307,170

	Illinois Finance Authority, Student Housing & Academic Facility Revenue Bonds, CHF-Collegiate Housing Foundation – Chicago LLC University of Illinois at Chicago Project, Series 2017A:
500	5.000%, 2/15/30	8/27 at 100.00	BBB–	557,265
500	5.000%, 2/15/31	8/27 at 100.00	BBB–	555,205
500	5.000%, 2/15/32	8/27 at 100.00	BBB–	553,975

	Illinois Sports Facility Authority, State Tax Supported Bonds, Series 2001:
4,165	0.000%, 6/15/23 – AMBAC Insured	No Opt. Call	BB+	3,443,539
3,235	0.000%, 6/15/25 – AMBAC Insured	No Opt. Call	BB+	2,436,602

	Illinois State, General Obligation Bonds, December Series 2017A:
15,000	5.000%, 12/01/25	No Opt. Call	BBB–	15,983,100
26,100	5.125%, 12/01/29	12/27 at 100.00	BBB–	27,896,985

	Illinois State, General Obligation Bonds, December Series 2017B:
9,500	5.000%, 12/01/26	No Opt. Call	BBB–	10,130,610
9,365	5.000%, 12/01/27	No Opt. Call	BBB–	10,002,195

4,840	Illinois State, General Obligation Bonds, June Series 2016, 5.000%, 6/01/26	No Opt. Call	BBB–	5,155,181

5,500	Illinois State, General Obligation Bonds, November Series 2016, 5.000%, 11/01/26	No Opt. Call	BBB–	5,861,900

	Illinois State, General Obligation Bonds, October Series 2016:
7,500	5.000%, 2/01/23	No Opt. Call	BBB–	7,926,300
3,835	5.000%, 2/01/26	No Opt. Call	BBB–	4,080,862

8,130	Illinois State, General Obligation Bonds, Refunding Series 2010, 5.000%, 1/01/24	1/20 at 100.00	BBB–	8,312,031

	Illinois State, General Obligation Bonds, Refunding Series 2012:
335	5.000%, 8/01/23	No Opt. Call	BBB–	355,301
5,000	5.000%, 8/01/24	8/22 at 100.00	BBB–	5,224,550

6,000	Illinois State, General Obligation Bonds, Series 2009A, 5.000%, 9/01/28	9/18 at 100.00	BBB–	6,009,360

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Illinois (continued)

	Illinois State, General Obligation Bonds, Series 2013:
$1,480	5.250%, 7/01/29	7/23 at 100.00	BBB–	$1,555,480
1,050	5.250%, 7/01/31	7/23 at 100.00	BBB–	1,097,765
200	5.500%, 7/01/33	7/23 at 100.00	BBB–	211,052

	Illinois State, Sales Tax Revenue Bonds, First Series 2002:
2,160	6.000%, 6/15/26 – NPFG Insured	No Opt. Call	Baa2	2,583,209
2,060	6.000%, 6/15/27 – NPFG Insured	No Opt. Call	Baa2	2,495,051

8,500	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds, Refunding Series 2012A, 5.000%, 6/15/42 – NPFG Insured	6/22 at 100.00	BB+	8,785,600

	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds, Refunding Series 2012B:
6,445	5.000%, 12/15/26	6/22 at 100.00	BB+	6,793,803
1,250	5.000%, 12/15/28	6/22 at 100.00	BB+	1,314,813

	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds, Series 2017B:
1,155	5.000%, 12/15/28	12/27 at 100.00	BB+	1,270,893
300	5.000%, 12/15/31	12/27 at 100.00	BB+	326,613
745	5.000%, 12/15/33	12/27 at 100.00	BB+	806,179
500	5.000%, 12/15/34	12/27 at 100.00	BB+	538,200

7,770	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Refunding Bonds, Series 2010A, 5.500%, 6/15/50	6/20 at 100.00	BB+	7,981,966

4,710	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion Project, Refunding Series 1998A, 5.500%, 6/15/29 – NPFG Insured	No Opt. Call	BB+	5,279,722

43,315	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion Project, Refunding Series 2010B-2, 5.250%, 6/15/50	6/20 at 100.00	BB+	44,295,652

2,045	Minooka, Illinois, Special Assessment Bonds, Refunding Improvement Series 2014, 5.000%, 12/01/24 – AGM Insured	No Opt. Call	AA	2,238,089

560	North Pullman Chicago Neighborhood Initiatives, Inc. Redevelopment Project, Illinois, Gotham Greens Greenhouse Facility, Certificates of Participation, Series 2018A, 6.000%, 3/15/34, 144A	8/21 at 100.00	N/R	560,392

4,245	Plano, Illinois, Special Tax Bonds, Special Service Area 3 & 4 Lakewood Springs Project, Refunding Series 2015, 4.000%, 3/01/35	3/25 at 100.00	N/R	4,070,021

2,790	Rantoul, Champaign County, Illinois, Tax Increment Revenue Bonds, Evans Road Series 2013B, 7.000%, 12/01/33	12/23 at 100.00	N/R	2,873,030

	Romeoville, Illinois, Revenue Bonds, Lewis University Project, Series 2015:

510	5.000%, 10/01/23	No Opt. Call	BBB+	570,154

520	5.000%, 10/01/24	No Opt. Call	BBB+	585,099

750	Sales Tax Securitization Corporation, Illinois, Sales Tax Securitization Bonds, Series 2018A, 5.000%, 1/01/35	1/28 at 100.00	AA	846,675

1,510	Southwestern Illinois Development Authority, Health Facility Revenue Bonds, Memorial Group, Inc., Series 2013, 5.750%, 11/01/19 (ETM)	No Opt. Call	N/R (7)	1,559,468

2,395	Wonder Lake Village, McHenry County, Illinois, Special Tax Bonds, Special Service Area 1 Woods Creek, Refunding Series 2015, 4.500%, 3/01/34	3/25 at 100.00	N/R	2,341,663

1,445	Wonder Lake Village, McHenry County, Illinois, Special Tax Bonds, Special Service Area 5 Wooded Shores, Refunding Series 2015, 4.250%, 3/01/29	3/25 at 100.00	N/R	1,418,195

Nuveen Short Duration High Yield Municipal Bond Fund (continued)

Portfolio of Investments    June 30, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Illinois (continued)

$670	Wonder Lake Village, McHenry County, Illinois, Special Tax Bonds, Special Service Area 7 Deep Spring Woods, Refunding Series 2015, 4.250%, 3/01/29	3/25 at 100.00	N/R	$657,572

462	Yorkville, Illinois, Special Tax Bonds, Special Service Area 2003-100 Raintree Village Project, Series 2013, 4.000%, 3/01/20	No Opt. Call	N/R	461,834
557,194	Total Illinois			592,582,546

	Indiana – 1.6%

700	Allen County, Indiana, Economic Development Revenue Bonds, Fort Wayne Project, Senior Series 2017A-1, 6.625%, 1/15/34, 144A	1/24 at 104.00	N/R	756,504

	Carmel, Indiana, Revenue Bonds, Barrington of Carmel Project, Series 2012A:
1,380	6.000%, 11/15/22	No Opt. Call	N/R	1,435,090
1,550	7.000%, 11/15/27	11/22 at 100.00	N/R	1,623,129

190	City of Fort Wayne, Indiana Multifamily Housing Revenue Bonds, Silver Birch of Fort Wayne Project, Series 2017, 5.125%, 1/01/32	12/23 at 105.00	N/R	187,724

55	East Chicago, Indiana, Solid Waste Disposal Revenue Bonds, USG Corporation, Series 1998, 5.500%, 9/01/28 (Alternative Minimum Tax)	No Opt. Call	Ba2	56,680

775	Evansville, Indiana, Multifamily Housing Revenue Bonds, Silver Birch of Evansville Projects, Series 2017, 4.800%, 1/01/28	1/23 at 105.00	N/R	760,523

3,360	Indiana Finance Authority, Educational Facilities Revenue Bonds, Avondale Meadows Academy Project, Series 2017, 5.000%, 7/01/27	No Opt. Call	BB	3,440,674

	Indiana Finance Authority, Educational Facilities Revenue Bonds, Drexel Foundation For Educational Excellence, Inc., Series 2009A:
205	6.000%, 10/01/21	10/19 at 100.00	B	206,980
1,500	6.625%, 10/01/29	10/19 at 100.00	B	1,513,755

1,015	Indiana Finance Authority, Educational Facilities Revenue Bonds, Lighthouse Academies of Indiana Inc. Project, Series 2016, 6.250%, 12/01/24, 144A	No Opt. Call	N/R	1,039,644

1,365	Indiana Finance Authority, Educational Facilities Revenue Bonds, Lighthouse Academies of Northwest Indiana Inc. Project, Series 2016, 6.250%, 12/01/24, 144A	No Opt. Call	N/R	1,398,142

18,420	Indiana Finance Authority, Environmental Improvement Revenue Bonds, United States Steel Corporation Project, Refunding Series 2010, 6.000%, 12/01/26	6/20 at 100.00	B	18,909,604

8,735	Indiana Finance Authority, Environmental Improvement Revenue Bonds, United States Steel Corporation Project, Refunding Series 2011, 6.000%, 12/01/19	No Opt. Call	B	9,027,885

	Indiana Finance Authority, Health Facilities Revenue Bonds, Good Samaritan Hospital Project, Series 2016A:
1,295	5.500%, 4/01/24	No Opt. Call	Baa3	1,442,902
2,330	5.500%, 4/01/33	4/26 at 100.00	Baa3	2,573,695
1,275	5.500%, 4/01/34	4/26 at 100.00	Baa3	1,402,984
2,500	5.000%, 4/01/37	4/26 at 100.00	Baa3	2,659,800

1,225	Indiana Finance Authority, Hospital Revenue Bonds, King’s Daughters’ Hospital and Health Services, Series 2010, 5.125%, 8/15/27	8/20 at 100.00	Baa2	1,274,380

	Indiana Finance Authority, Hospital Revenue Bonds, Major Hospital Project, Series 2014A:
250	5.000%, 10/01/22	No Opt. Call	Baa2	273,955
325	5.000%, 10/01/23	No Opt. Call	Baa2	360,139
550	5.000%, 10/01/24	10/23 at 100.00	Baa2	608,047
1,400	5.000%, 10/01/29	10/23 at 100.00	Baa2	1,518,594

15	Indiana Finance Authority, Hospital Revenue Bonds, Parkview Health System Obligated Group, Refunding Series 2012A, 5.000%, 5/01/29	5/22 at 100.00	AA–	16,389

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Indiana (continued)

$180	Indiana Finance Authority, Revenue Bonds, Marquette Project, Series 2012, 5.000%, 3/01/19	No Opt. Call	BBB	$183,285

1,000	Knox County, Indiana, Economic Development Revenue and Refunding Bonds, Good Samaritan Hospital Project, Series 2012A, 5.000%, 4/01/28	4/22 at 100.00	Baa3	1,052,160

600	Merrillville, Indiana, Economic Development Revenue Bonds, Belvedere Housing Project, Series 2016, 5.050%, 4/01/26	4/24 at 102.00	N/R	575,802

4,500	Rockport, Indiana, Revenue Bonds, AK Steel Corporation, Series 2012, 7.000%, 6/01/28 (Alternative Minimum Tax)	2/22 at 100.00	B–	4,594,860

3,250	Terre Haute, Indiana, Economic Development Solid Waste Facility Revenue Bonds, Pyrolyx USA Indiana, LLC Project, Series 2017A, 7.250%, 12/01/28 (Alternative Minimum Tax)	No Opt. Call	N/R	3,240,315

220	Terre Haute, Indiana, Multifamily Housing Revenue Bonds, Silver Birch of Terre Haute Project, Series 2017, 5.100%, 1/01/32	1/23 at 105.00	N/R	216,836

1,910	Valparaiso, Indiana, Exempt Facilities Revenue Bonds, Pratt Paper LLC Project, Series 2013, 5.875%, 1/01/24 (Alternative Minimum Tax)	No Opt. Call	N/R	2,112,727

4,175	Whiting Redevelopment District, Indiana, Tax Increment Revenue Bonds, Series 2016, 3.500%, 7/15/26	1/23 at 100.00	N/R	3,991,175
66,250	Total Indiana			68,454,379

	Iowa – 2.3%

	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Series 2013:
14,295	5.500%, 12/01/22	12/18 at 100.00	B–	14,442,810
14,090	5.250%, 12/01/25	12/23 at 100.00	B–	15,080,245

16,565	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Series 2016, 5.875%, 12/01/27, 144A	6/19 at 105.00	B–	17,610,417

27,575	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Series 2018A, 5.250%, 12/01/50 (Mandatory put 12/01/22)	12/22 at 103.00	B	28,981,601

300	Iowa Student Loan Liquidity Corporation, Student Loan Revenue Bonds, Senior Lien Series 2018A, 3.750%, 12/01/33 (Alternative Minimum Tax)	12/26 at 100.00	A	298,947

155	Iowa Tobacco Settlement Authority, Asset Backed Settlement Revenue Bonds, Series 2005C, 5.375%, 6/01/38	9/18 at 100.00	B2	155,367

21,000	Iowa Tobacco Settlement Authority, Tobacco Asset-Backed Revenue Bonds, Series 2005B, 5.600%, 6/01/34	9/18 at 100.00	B2	21,203,490
93,980	Total Iowa			97,772,877

	Kansas – 0.9%

1,600	Coffeyville, Kansas, Electric Utility System Revenue Bonds, Series 2015B, 5.000%, 6/01/27 – NPFG Insured, 144A	6/25 at 100.00	BBB–	1,814,368

2,500	Overland Park Development Corporation, Kansas, First Tier Revenue Bonds, Overland Park Convention Center, Series 2007A, 5.250%, 1/01/32 – AMBAC Insured	9/18 at 100.00	Ba2	2,503,750

	Overland Park Development Corporation, Kansas, Second Tier Revenue Bonds, Overland Park Convention Center, Series 2007B:
25	5.125%, 1/01/22 – AMBAC Insured	9/18 at 100.00	Ba3	25,038
7,900	5.125%, 1/01/32 – AMBAC Insured	9/18 at 100.00	Ba3	7,911,850

	Overland Park, Kansas, Sales Tax Revenue Bonds, Prairiefire Community Improvement District No. 1 Project, Series 2012B:
1,100	5.250%, 12/15/29	12/22 at 100.00	N/R	967,802
1,750	6.100%, 12/15/34	12/22 at 100.00	N/R	1,534,995

Nuveen Short Duration High Yield Municipal Bond Fund (continued)

Portfolio of Investments    June 30, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Kansas (continued)

	Overland Park, Kansas, Sales Tax Special Obligation Revenue Bonds, Prairiefire at Lionsgate Project, Series 2012:
$7,485	4.375%, 12/15/23	12/22 at 100.00	N/R	$6,688,371
500	5.250%, 12/15/29	12/22 at 100.00	N/R	418,270
1,545	6.000%, 12/15/32	12/22 at 100.00	N/R	1,330,353

500	Wichita, Kansas, Health Care Facilities Revenue Bonds, Presbyterian Manors, Series 2014IV-A, 5.000%, 5/15/29	5/19 at 100.00	N/R	505,130

155	Wichita, Kansas, Hospital Facilities Revenue Bonds, Via Christi Health System, Inc., Refunding Series 2009X, 4.750%, 11/15/24 (Pre-refunded 11/15/19)	11/19 at 100.00	N/R (7)	161,442

12,345	Wyandotte County-Kansas City Unified Government, Kansas, Sales Tax Special Obligation Bonds, Vacation Village Project Area 1 and 2A, Series 2015, 5.000%, 9/01/27	9/25 at 100.00	N/R	13,257,542
37,405	Total Kansas			37,118,911

	Kentucky – 1.0%

2,245	Christian County, Kentucky, Hospital Revenue Bonds, Jennie Stuart Medical Center, Series 2016, 5.000%, 2/01/26	No Opt. Call	BB+	2,410,142

4,475	Kentucky Bond Development Corporation, Tax Increment Revenue Bonds, Summit Lexington Project, Series 2016A, 4.400%, 10/01/24	No Opt. Call	N/R	4,324,282

	Kentucky Economic Development Finance Authority, Hospital Revenue Bonds, Owensboro Health, Refunding Series 2017A:
2,000	5.000%, 6/01/31	6/27 at 100.00	BB+	2,208,560
3,500	5.000%, 6/01/32	6/27 at 100.00	BB+	3,856,580

1,330	Kentucky Economic Development Finance Authority, Kentucky, Healthcare Facilities Revenue Bonds, Rosedale Green Project, Refunding Series 2015, 5.000%, 11/15/25	No Opt. Call	N/R	1,345,814

2,000	Kentucky Economic Development Finance Authority, Revenue Bonds, Masonic Home Independent Living II, Inc., TEMPS 85 Series 2016B-1, 3.250%, 5/15/22	11/18 at 100.00	N/R	2,005,960

	Kentucky Economic Development Finance Authority, Revenue Bonds, Next Generation Kentucky Information Highway Project, Senior Series 2015A:
585	5.000%, 7/01/22	No Opt. Call	Baa2	634,397
1,500	5.000%, 7/01/25	No Opt. Call	Baa2	1,670,595
3,450	5.000%, 7/01/26	7/25 at 100.00	Baa2	3,792,344
3,335	5.000%, 7/01/28	7/25 at 100.00	Baa2	3,637,651
2,080	5.000%, 7/01/30	7/25 at 100.00	Baa2	2,247,294
6,450	5.000%, 7/01/32	7/25 at 100.00	Baa2	6,956,390
8,345	5.000%, 7/01/33	7/25 at 100.00	Baa2	8,984,144
41,295	Total Kentucky			44,074,153

	Louisiana – 1.0%

2,250	Beauregard Parish, Louisiana, Revenue Bonds, Boise Cascade Corporation Project, Series 2002, 6.800%, 2/01/27	9/18 at 100.00	B3	2,256,953

	Jefferson Parish Hospital Service District 2, Louisiana, Hospital Revenue Bonds, East Jefferson General Hospital, Refunding Series 2011:
2,540	6.250%, 7/01/31	7/21 at 100.00	B3	2,638,730
3,480	6.375%, 7/01/41	7/21 at 100.00	B3	3,622,332

500	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Refunding Bonds, City of Shreveport Airport System Project, Series 2008A, 5.750%, 1/01/28 (Pre-refunded 1/01/19) – AGM Insured (Alternative Minimum Tax)	1/19 at 100.00	A2 (7)	510,030

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Louisiana (continued)

$375	Louisiana Local Government Environmental Facilities and Community Development Authority, Multifamily Housing Revenue Bonds, Cove at Nola Apartments, Series 2017A, 4.000%, 12/01/27	12/22 at 105.00	A	$387,090

1,000	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Westside Habilitation Center Project, Refunding Series 2017A, 5.750%, 2/01/32, 144A	2/27 at 100.00	N/R	1,042,540

6,035	Louisiana Public Facilities Authority, Dock and Wharf Revenue Bonds, Impala Warehousing (US) LLC Project, Series 2013, 6.500%, 7/01/36, 144A (Alternative Minimum Tax)	7/23 at 100.00	N/R	6,700,419

	Louisiana Public Facilities Authority, Revenue Bonds, Archdiocese of New Orleans, Refunding Series 2017:
500	5.000%, 7/01/27	No Opt. Call	Baa1	577,465
1,680	5.000%, 7/01/29	7/27 at 100.00	#N/A	1,931,731
1,000	5.000%, 7/01/32	7/27 at 100.00	Baa1	1,129,710

410	Louisiana Public Facilities Authority, Revenue Bonds, Belle Chasse Educational Foundation Project, Series 2011, 6.750%, 5/01/41	5/21 at 100.00	BBB	435,998

165	Louisiana Public Facilities Authority, Revenue Bonds, Christus Health, Refunding Series 2009A, 5.000%, 7/01/19	No Opt. Call	A+	170,297

5,185	Louisiana Public Facilities Authority, Revenue Bonds, Loyola University Project, Refunding Series 2017, 0.000%, 10/01/30 (15)	No Opt. Call	BBB	4,616,983

1,500	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project, Refunding Series 2017, 5.000%, 5/15/32	5/27 at 100.00	A3	1,694,580

	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project, Series 2015:
430	5.000%, 5/15/25	No Opt. Call	A3	493,047
400	5.000%, 5/15/26	5/25 at 100.00	A3	456,224
475	5.000%, 5/15/27	5/25 at 100.00	A3	539,220

	Louisiana Public Facilities Authority, Revenue Bonds, Southwest Louisiana Charter Academy Foundation Project, Series 2013A:
1,355	6.625%, 12/15/23	No Opt. Call	N/R	1,405,745
770	8.375%, 12/15/43	12/23 at 100.00	N/R	809,794

4,000	Louisiana Public Facilities Authority, Solid Waste Disposal Facility Revenue Bonds, Louisiana Pellets Inc. Project, Series 2015, 7.000%, 7/01/24, 144A (Alternative Minimum Tax) (4)	No Opt. Call	N/R	40

	New Orleans Aviation Board, Louisiana, General Airport Revenue Bonds, North Terminal Project, Series 2017B:
980	5.000%, 1/01/27 (Alternative Minimum Tax)	No Opt. Call	A–	1,129,185
750	5.000%, 1/01/28 (Alternative Minimum Tax)	1/27 at 100.00	A–	859,320
750	5.000%, 1/01/29 (Alternative Minimum Tax)	1/27 at 100.00	A–	855,105
900	5.000%, 1/01/30 (Alternative Minimum Tax)	1/27 at 100.00	A–	1,022,526

	New Orleans, Louisiana, Sewerage Service Revenue Bonds, Refunding Series 2014:
500	5.000%, 6/01/24	No Opt. Call	A–	571,530
500	5.000%, 6/01/25	6/24 at 100.00	A–	568,575

835	New Orleans, Louisiana, Water Revenue Bonds, Refunding Series 2014, 5.000%, 12/01/26	12/24 at 100.00	A–	947,867

1,250	Saint Tammany Public Trust Financing Authority, Louisiana, Revenue Bonds, Christwood Project, Refunding Series 2015, 5.000%, 11/15/24	No Opt. Call	N/R	1,355,087

1,905	Tangipahoa Parish Hospital Service District 1, Louisiana, Hospital Revenue Bonds, North Oaks Medical Center Project, Refunding Series 2003A, 5.000%, 2/01/30	9/18 at 100.00	BB+	1,905,076
42,420	Total Louisiana			40,633,199

Nuveen Short Duration High Yield Municipal Bond Fund (continued)

Portfolio of Investments    June 30, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Maine – 1.0%

$2,465	Maine Educational Loan Authority, Student Loan Revenue Bonds, Supplemental Education Loan Program, Class A Series 2012A-1, 5.050%, 12/01/27 (Alternative Minimum Tax)	12/22 at 100.00	A2	$2,617,781

6,800	Maine Finance Authority, Solid Waste Disposal Revenue Bonds, Casella Waste Systems, Inc. Project, Series 2015, 5.125%, 8/01/35 (Mandatory put 8/01/25), 144A (Alternative Minimum Tax)	No Opt. Call	B–	7,046,568

6,635	Maine Finance Authority, Solid Waste Disposal Revenue Bonds, Coastal Resources of Maine LLC Project, Green Series 2017, 5.375%, 12/15/33, 144A (Alternative Minimum Tax)	12/26 at 100.00	N/R	6,912,741

	Maine Health and Higher Educational Facilities Authority Revenue Bonds, Eastern Maine Medical Center Obligated Group Issue, Series 2013:
400	5.000%, 7/01/22	No Opt. Call	Ba1	433,196
1,000	5.000%, 7/01/26	7/23 at 100.00	Ba1	1,066,770
500	5.000%, 7/01/27	7/23 at 100.00	Ba1	530,800

	Maine Health and Higher Educational Facilities Authority, Revenue Bonds, Maine General Medical Center, Series 2011:
100	5.250%, 7/01/21	No Opt. Call	Ba3	103,552
10,500	7.500%, 7/01/32	7/21 at 100.00	Ba3	11,696,790
2,235	6.950%, 7/01/41	7/21 at 100.00	Ba3	2,441,760
2,000	6.750%, 7/01/41	7/21 at 100.00	Ba3	2,164,320

9,050	Rumford, Maine, Solid Waste Disposal Revenue Bonds, Boise Cascade Corporation Project, Series 2001, 6.875%, 10/01/26 (Alternative Minimum Tax)	9/18 at 100.00	B3	9,049,457
41,685	Total Maine			44,063,735

	Maryland – 1.2%

700	Anne Arundel County, Maryland, Special Tax District Revenue Bonds, Villages at Two Rivers Projects, Series 2014, 4.200%, 7/01/24	No Opt. Call	N/R	699,629

	Baltimore, Maryland, Convention Center Hotel Revenue Bonds, Refunding Series 2017:
1,705	5.000%, 9/01/30	9/27 at 100.00	BBB–	1,956,453
810	5.000%, 9/01/31	9/27 at 100.00	BBB–	927,021
1,500	5.000%, 9/01/33	9/27 at 100.00	BBB–	1,705,200

	Baltimore, Maryland, Special Obligation Bonds, Consolidated Tax Increment Financing, Series 2015:
375	5.000%, 6/15/23	No Opt. Call	BBB+	424,174
260	5.000%, 6/15/24	No Opt. Call	BBB+	297,115
275	5.000%, 6/15/25	6/24 at 100.00	BBB+	311,000
385	5.000%, 6/15/26	6/24 at 100.00	BBB+	430,896
345	5.000%, 6/15/27	6/24 at 100.00	BBB+	383,730

550	Baltimore, Maryland, Special Obligation Bonds, East Baltimore Research Park Project, Series 2017A, 4.000%, 9/01/27	No Opt. Call	N/R	569,789

	Baltimore, Maryland, Special Obligation Bonds, Harbor Point Project, Refunding Series 2016:
2,300	4.250%, 6/01/26	No Opt. Call	N/R	2,370,081
2,100	4.750%, 6/01/31	6/26 at 100.00	N/R	2,166,990

600	Howard County, Maryland, Special Obligation Bonds, Downtown Columbia Project, Series 2017A, 4.000%, 2/15/28, 144A	2/26 at 100.00	N/R	616,650

2,500	Hyattsville, Maryland, Special Obligation Bonds, University Town Center Project, Series 2016, 5.000%, 7/01/27	7/25 at 100.00	N/R	2,631,350

10,910	Maryland Economic Development Corporation, Port Facilities Revenue Bonds, CNX Marine Terminals Inc. Port of Baltimore Facility, Refunding Series 2010, 5.750%, 9/01/25	9/20 at 100.00	BB–	11,374,439

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Maryland (continued)

	Maryland Economic Development Corporation, Revenue Bonds, Chesapeake Bay Hyatt Conference Center, Series 2006A:
$3,360	5.000%, 12/01/18 (4)	No Opt. Call	N/R	$2,133,600
6,000	5.000%, 12/01/31 (4)	9/18 at 100.00	N/R	3,810,000

1,000	Maryland Economic Development Corporation, Revenue Bonds, Chesapeake Bay Hyatt Conference Center, Series 2006B, 5.250%, 12/01/31 (4)	9/18 at 100.00	N/R	635,000

	Maryland Economic Development Corporation, Senior Student Housing Revenue Bonds, Towson University Project, Refunding Series 2017:
270	5.000%, 7/01/27	No Opt. Call	BBB	308,405
190	5.000%, 7/01/29	7/27 at 100.00	BBB	214,487
325	5.000%, 7/01/30	7/27 at 100.00	BBB	363,935
375	5.000%, 7/01/31	7/27 at 100.00	BBB	417,473
530	5.000%, 7/01/37	7/21 at 100.00	BBB	560,920

4,045	Maryland Economic Development Corporation, Special Obligation Bonds, Metro Centre Owings Mills Project, Series 2017, 3.750%, 7/01/27	9/18 at 100.00	N/R	4,115,787

	Maryland Health and Higher Educational Facilities Authority, Maryland, Hospital Revenue Bonds, Meritus Medical Center, Series 2015:
750	5.000%, 7/01/23	No Opt. Call	BBB	835,657
2,000	5.000%, 7/01/25	No Opt. Call	BBB	2,272,300
1,000	5.000%, 7/01/27	7/25 at 100.00	BBB	1,120,650

3,500	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds Doctors Community Hospital, Series 2017B, 5.000%, 7/01/31	7/27 at 100.00	Baa3	3,879,330

400	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Green Street Academy, Series 2017A, 5.000%, 7/01/27, 144A	No Opt. Call	N/R	418,272

1,700	Prince George’s County Revenue Authority, Maryland, Special Obligation Bonds, Suitland-Naylor Road Project, Series 2016, 4.375%, 7/01/30	1/26 at 100.00	N/R	1,660,441
50,760	Total Maryland			49,610,774

	Massachusetts – 2.9%

860	Massachusetts Development Finance Agency, Revenue Bonds, Berkshire Retirement Community Lennox, Series 2015, 5.000%, 7/01/25	No Opt. Call	A	987,667

400	Massachusetts Development Finance Agency, Revenue Bonds, Emerson College, Series 2016A, 5.000%, 1/01/23	No Opt. Call	Baa2	444,420

	Massachusetts Development Finance Agency, Revenue Bonds, Loomis Communities, Series 2013A:
1,015	4.250%, 1/01/21	No Opt. Call	BBB	1,065,232
1,040	4.500%, 1/01/22	No Opt. Call	BBB	1,113,507
1,080	4.700%, 1/01/23	No Opt. Call	BBB	1,180,894

1,000	Massachusetts Development Finance Agency, Revenue Bonds, Merrimack College, Series 2014, 5.000%, 7/01/24	No Opt. Call	BBB–	1,104,060

	Massachusetts Development Finance Agency, Revenue Bonds, Milford Regional Medical Center Issue, Series 2014F:
300	5.000%, 7/15/21	No Opt. Call	Ba1	319,512
335	5.000%, 7/15/22	No Opt. Call	Ba1	360,668
325	5.000%, 7/15/23	No Opt. Call	Ba1	355,153
315	5.000%, 7/15/24	7/23 at 100.00	Ba1	340,250

Nuveen Short Duration High Yield Municipal Bond Fund (continued)

Portfolio of Investments    June 30, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Massachusetts (continued)

	Massachusetts Educational Financing Authority, Education Loan Revenue Bonds Issue K Series 2013:
$2,280	4.375%, 7/01/23 (Alternative Minimum Tax)	7/22 at 100.00	AA	$2,378,838
4,260	5.000%, 7/01/25 (Alternative Minimum Tax)	7/22 at 100.00	AA	4,530,595
5,050	5.250%, 7/01/29 (Alternative Minimum Tax)	7/22 at 100.00	AA	5,398,147

125	Massachusetts Educational Financing Authority, Student Loan Revenue Bonds, Issue I Series 2010A, 5.500%, 1/01/22	1/20 at 100.00	A	131,600

4,600	Massachusetts Educational Financing Authority, Student Loan Revenue Bonds, Issue I Series 2014, 5.000%, 1/01/26 (Alternative Minimum Tax)	1/25 at 100.00	A	5,156,508

	Massachusetts Port Authority, Special Facilities Revenue Bonds, Delta Air Lines Inc., Series 2001A:
5,110	5.500%, 1/01/19 – AMBAC Insured (Alternative Minimum Tax)	9/18 at 100.00	N/R	5,139,025
210	5.500%, 1/01/22 – AMBAC Insured (Alternative Minimum Tax)	9/18 at 100.00	N/R	212,155
14,635	5.000%, 1/01/27 – AMBAC Insured (Alternative Minimum Tax)	7/18 at 100.00	N/R	14,784,716

25,550	Massachusetts Port Authority, Special Facilities Revenue Bonds, Delta Air Lines Inc., Series 2001B. ARS, 4.194%, 1/01/31 – AMBAC Insured (Alternative Minimum Tax)	9/18 at 100.00	N/R	25,550,000

51,925	Massachusetts Port Authority, Special Facilities Revenue Bonds, Delta Air Lines Inc., Series 2001C. ARS, 3.900%, 1/01/31 – AMBAC Insured (Alternative Minimum Tax)	7/18 at 100.00	N/R	51,925,000
120,415	Total Massachusetts			122,477,947

	Michigan – 0.8%

	County of Calhoun Hospital Finance Authority, Michigan, Hospital Revenue Bonds, Oaklawn Hospital, Refunding Series 2016:
1,915	5.000%, 2/15/30	2/27 at 100.00	Ba1	2,063,470
2,010	5.000%, 2/15/31	2/27 at 100.00	Ba1	2,161,273

1,360	Detroit Local Development Finance Authority, Michigan, Tax Increment Bonds, Senior Lien Series 1997C, 6.850%, 5/01/21	9/18 at 100.00	B–	1,371,927

45	Detroit Downtown Development Authority, Michigan, Tax Increment Refunding Bonds, Development Area 1 Projects, Series 1998A, 4.750%, 7/01/18 – NPFG Insured	6/18 at 100.00	BB	45,000

	Detroit Local Development Finance Authority, Michigan, Tax Increment Bonds, Series 1998A:
135	5.500%, 5/01/21	11/18 at 100.00	B–	133,726
45	5.500%, 5/01/21 – ACA Insured	9/18 at 100.00	B–	44,575

1,500	Detroit, Michigan, Sewage Disposal System Revenue Bonds, Senior Lien Floating Libor Notes Series 2006D, 2.149%, 7/01/32 – AGM Insured (3-Month LIBOR*67% reference rate + 0.60% spread) (5)	7/18 at 100.00	A2	1,434,675

5	Detroit, Michigan, Sewer Disposal System Revenue Bonds, Second Lien, Series 2006B, 5.000%, 7/01/36 – NPFG Insured	9/18 at 100.00	BBB+	5,012

700	Michigan Finance Authority, Local Government Loan Program Revenue Bonds, Detroit Water & Sewerage Department Water Supply System Local Project, Refunding Series 2015D-1, 5.000%, 7/01/30	7/25 at 100.00	A–	782,586

	Michigan Finance Authority, Local Government Loan Program Revenue Bonds, Detroit Water & Sewerage Department Water Supply System Local Project, Series 2014C-7:
1,200	5.000%, 7/01/23 – NPFG Insured	No Opt. Call	BBB+	1,346,628
2,895	5.000%, 7/01/24 – NPFG Insured	No Opt. Call	BBB+	3,280,064

230	Michigan Finance Authority, Public School Academy Limited Obligation Revenue Bonds, Old Redford Academy Project, Series 2010A, 5.250%, 12/01/20	No Opt. Call	BB–	231,281

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Michigan (continued)

$1,365	Michigan Finance Authority, Public School Academy Limited Obligation Revenue Bonds, Voyageur Academy Project, Refunding Series 2017. Private Placement of 2017, 5.900%, 7/15/46, 144A	7/27 at 100.00	N/R	$1,113,198

120	Michigan Finance Authority, Public School Academy Revenue Bonds, Detroit Service Learning Academy Project, Refunding Series 2011, 6.000%, 10/01/21	No Opt. Call	B	118,118

880	Michigan Strategic Fund, Limited Obligation Revenue Bonds, Detroit Thermal LLC Project, Series 2013, 8.500%, 12/01/30, 144A (Alternative Minimum Tax)	12/23 at 100.00	N/R	930,917

15,000	Michigan Strategic Fund, Limited Obligation Revenue Bonds, Events Center Project, Series 2014A, 4.125%, 7/01/45 (Mandatory put 1/01/19)	9/18 at 100.00	N/R	15,024,450

1,300	Oakland County Economic Development Corporation, Michigan, Limited Obligation Revenue Bonds, Archdiocese of Detroit, Refunding Series 2011, 6.500%, 12/01/20	No Opt. Call	N/R	1,329,757

750	Saline Economic Development Corporation, Michigan, Limited Obligation Revenue and Refunding Bonds, Evangelical Homes of Michigan, Series 2012, 5.250%, 6/01/32	6/22 at 100.00	BB+	779,197
31,455	Total Michigan			32,195,854

	Minnesota – 1.4%

	Baytown Township, Minnesota Charter School Lease Revenue Bonds, Saint Croix Preparatory Academy, Refunding Series 2016A:
320	3.500%, 8/01/26	No Opt. Call	BB+	314,026
400	3.500%, 8/01/27	8/26 at 100.00	BB+	389,952
270	4.000%, 8/01/28	8/26 at 100.00	BB+	271,291
415	4.000%, 8/01/29	8/26 at 100.00	BB+	414,622
260	4.000%, 8/01/30	8/26 at 100.00	BB+	258,271
300	4.000%, 8/01/31	8/26 at 100.00	BB+	296,379

830	Bloomington Port Authority, Minnesota, Recovery Zone Facility Revenue Bonds, Radisson Blu MOA, LLC Project, Series 2010, 9.000%, 12/01/35	12/20 at 100.00	N/R	926,255

	Brooklyn Park, Minnesota, Charter School Lease Revenue Bonds, Athlos Leadership Academy Project, Series 2015A:
170	4.000%, 7/01/20	No Opt. Call	N/R	169,935
770	4.750%, 7/01/25	No Opt. Call	N/R	780,056
630	5.250%, 7/01/30	7/25 at 100.00	N/R	645,170

1,470	Brooklyn Park, Minnesota, Charter School Lease Revenue Bonds, Prairie Seeds Academy Project, Refunding Series 2015A, 4.000%, 3/01/22	No Opt. Call	BB+	1,517,981

	City of Ham Lake, Minnesota, Charter School Lease Revenue Bonds, DaVinci Academy Project, Series 2016A:
375	4.000%, 7/01/28	7/24 at 102.00	N/R	365,044
540	5.000%, 7/01/31	7/24 at 102.00	N/R	557,226

1,675	Columbus, Minnesota, Charter School Lease Revenue Bonds, New Millennium Academy Project, Series 2015A, 5.000%, 7/01/25	No Opt. Call	B–	1,557,817

160	Deephaven, Minnesota, Charter School Lease Revenue Bonds, Eagle Ridge Academy Project, Series 2015A, 4.400%, 7/01/25	No Opt. Call	BB+	167,349

	Hugo, Minnesota, Charter School Lease Revenue Bonds, Noble Academy Project, Series 2014A:
270	4.000%, 7/01/19	No Opt. Call	BB+	273,553
300	4.000%, 7/01/20	No Opt. Call	BB+	306,642
500	4.000%, 7/01/23	No Opt. Call	BB+	516,695
420	4.000%, 7/01/24	No Opt. Call	BB+	433,562
500	5.000%, 7/01/29	7/24 at 100.00	BB+	528,870

Nuveen Short Duration High Yield Municipal Bond Fund (continued)

Portfolio of Investments    June 30, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Minnesota (continued)

$2,460	International Falls, Minnesota, Pollution Control Revenue Bonds, Boise Cascade Corporation Project, Refunding Series 1997, 5.650%, 12/01/22	9/18 at 100.00	N/R	$2,459,877

550	International Falls, Minnesota, Solid Waste Disposal Revenue Bonds, Boise Cascade Corporation Project, Refunding Series 1999, 6.850%, 12/01/29 (Alternative Minimum Tax)	9/18 at 100.00	B3	549,967

1,880	Lake Crystal, Minnesota, Housing and Health Care Revenue Bonds, Ecumen Second Century & Owatonna Senior Living Project, Refunding Series 2014A, 4.500%, 9/01/44 (Mandatory put 9/01/24)	9/18 at 100.00	N/R	1,885,189

1,150	Minneapolis & Saint Paul Housing and Redevelopment Authority, Minnesota, Revenue Bonds, Series 1998A, Allina Health System, Tranche I PARS, 2.776%, 8/01/28 – NPFG Insured	9/18 at 100.00	AA–	1,123,757

1,980	Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Hiawatha Academies Project, Series 2016A, 4.000%, 7/01/26	7/24 at 102.00	N/R	1,997,543

585	Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Spero Academy Project, Series 2017A, 5.500%, 7/01/27, 144A	No Opt. Call	N/R	578,471

	Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Twin Cities International Schools Project, Series 2017A:
1,625	3.750%, 12/01/22, 144A	No Opt. Call	N/R	1,613,869
1,840	4.250%, 12/01/27, 144A	No Opt. Call	N/R	1,806,346

550	Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Yinghua Academy Project, Series 2013A, 5.000%, 7/01/23	No Opt. Call	BB+	568,947

	Minneapolis, Minnesota, Tax Increment Revenue Bonds, Village at St. Anthony Falls Project, Refunding Series 2015:
500	4.000%, 3/01/22	No Opt. Call	N/R	514,920
335	4.000%, 3/01/24	3/23 at 100.00	N/R	342,280
325	4.000%, 3/01/27	3/23 at 100.00	N/R	323,105

	Otsego, Minnesota, Charter School Lease Revenue Bonds, Kaleidoscope Charter School Project, Series 2014A:
1,180	4.150%, 9/01/24	No Opt. Call	BB+	1,188,885
1,100	5.000%, 9/01/34	9/24 at 100.00	BB+	1,120,933

2,285	Owatonna, Minnesota, Housing and Health Care Revenue Bonds, Ecumen Second Century & Owatonna Senior Living Project, Refunding Series 2014B, 4.500%, 9/01/44 (Mandatory put 9/01/24)	9/18 at 100.00	N/R	2,290,370

1,130	Ramsey, Anoka County, Minnesota, Lease Revenue Bonds, PACT Charter School Project, Refunding Series 2013A, 5.000%, 12/01/23	12/21 at 100.00	BBB–	1,199,337

7,885	Rice County, Minnesota Educational Facility Revenue Bonds, Shattuck Saint Mary’s School Project, Series 2015, 5.000%, 8/01/22, 144A	No Opt. Call	BB+	8,335,312

1,000	Saint Cloud, Minnesota, Charter School Lease Revenue Bonds, Stride Academy Project, Series 2016A, 3.750%, 4/01/26	No Opt. Call	CCC–	607,700

4,580	Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds, Community School of Excellence, Series 2016A, 5.000%, 7/01/28, 144A	7/26 at 100.00	N/R	4,495,316

250	Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds, Great River School Project, Series 2017A, 4.750%, 7/01/29, 144A	7/27 at 100.00	N/R	253,658

1,000	Saint Paul Housing and Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds, Hmong Education Reform Company, Series 2012A, 5.000%, 9/01/27	9/20 at 101.00	BB+	1,025,240

	Saint Paul Housing and Redevelopment Authority, Minnesota, Lease Revenue Bonds, Hope Community Academy Project, Series 2015A:
1,190	4.000%, 12/01/24	No Opt. Call	BB	1,207,457
700	4.500%, 12/01/29	12/24 at 100.00	BB	705,019

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Minnesota (continued)

	Savage, Minnesota Charter School Lease Revenue Bonds, Aspen Academy Project, Series 2016A:
$345	3.625%, 10/01/21	No Opt. Call	N/R	$342,640
1,425	4.000%, 10/01/26	No Opt. Call	N/R	1,373,444
1,115	4.750%, 10/01/31	10/26 at 100.00	N/R	1,107,351

4,260	St. Paul Housing and Redevelopment Authority, Minnesota, Hospital Revenue Bonds, HealthEast Inc., Series 2015A, 5.000%, 11/15/24 (ETM)	No Opt. Call	A+ (7)	4,948,416

4,825	St. Paul Housing and Redevelopment Authority, Minnesota, Hospital Revenue Bonds, HealthEast Inc., Series 2015A, 5.000%, 11/15/26 (Pre-refunded 11/15/20)	11/20 at 100.00	A+ (7)	5,167,141

205	Winona Port Authority, Minnesota, Charter School Lease Revenue Bonds, Bluffview Montessori School Project, Refunding Series 2016, 3.750%, 6/01/26	6/24 at 100.00	N/R	202,919

	Woodbury Housing and Redevelopment Authority, Minnesota, Revenue Bonds, Saint Therese of Woodbury, Series 2014:
200	4.000%, 12/01/23	No Opt. Call	N/R	207,182
400	4.000%, 12/01/24	No Opt. Call	N/R	412,548
59,430	Total Minnesota			60,645,835

	Missouri – 1.0%

	Branson Industrial Development Authority, Missouri, Tax Increment Revenue Bonds, Branson Shoppes Redevelopment Project, Refunding Series 2017A:
650	4.000%, 11/01/26	11/25 at 100.00	N/R	655,317
1,000	4.000%, 11/01/27	11/25 at 100.00	N/R	1,000,630
1,365	3.900%, 11/01/29	11/25 at 100.00	N/R	1,366,720

760	Cape Girardeau County Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Southeasthealth, Series 2016A, 6.000%, 3/01/33	3/23 at 103.00	BBB–	864,310

	Cape Girardeau County Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Southeasthealth, Series 2017A:
875	5.000%, 3/01/27	No Opt. Call	BBB–	979,230
1,400	5.000%, 3/01/28	3/27 at 100.00	BBB–	1,562,316
700	5.000%, 3/01/30	3/27 at 100.00	BBB–	775,082
200	5.000%, 3/01/31	3/27 at 100.00	BBB–	220,666

7,190	Independence Thirty-Ninth Street Transportation Development District, Missouri, Revenue Bonds, Road Improvement Project, Refunding Series 2008, 6.875%, 9/01/32 (Pre-refunded 9/01/18)	9/18 at 100.00	N/R (7)	7,252,697

	Kansas City Industrial Development Authority, Missouri, Special Obligation Revenue Bonds, Plaza Library Project, Refunding Series 2014:
1,125	3.375%, 3/01/20	No Opt. Call	N/R	1,135,946
1,150	3.750%, 3/01/21	No Opt. Call	N/R	1,173,943

	Kirkwood Industrial Development Authority, Missouri, Retirement Community Revenue Bonds, Aberdeen Heights Project, Refunding Series 2017A:
1,000	5.000%, 5/15/25	No Opt. Call	BB	1,083,200
1,075	5.000%, 5/15/26	No Opt. Call	BB	1,163,483
1,080	5.000%, 5/15/27	No Opt. Call	BB	1,173,344
1,150	5.250%, 5/15/28	5/27 at 100.00	BB	1,264,471
2,645	5.250%, 5/15/31	5/27 at 100.00	BB	2,875,221

1,500	Land Clearance for Redevelopment Authority of Kansas City, Missouri, Project Revenue Bonds, Convention Center Hotel Project – TIF Financing, Series 2018B, 4.375%, 2/01/31, 144A	2/28 at 100.00	N/R	1,534,755

Nuveen Short Duration High Yield Municipal Bond Fund (continued)

Portfolio of Investments    June 30, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Missouri (continued)

$2,000	Lee’s Summit, Missouri, Special Obligation Tax Increment and Special District Improvement Bonds, Summit Fair Project, Refunding Series 2017, 4.000%, 11/01/27, 144A	No Opt. Call	N/R	$1,961,280

1,555	Liberty, Missouri, Special Obligation Tax Increment and Special Districts Bonds, Liberty Commons Project, Series 2015A, 5.125%, 6/01/25, 144A	No Opt. Call	N/R	1,543,773

1,170	Osage Beach, Missouri, Tax Increment Revenue Bonds, Prewitts Point Transportation Development District, Series 2006, 5.000%, 5/01/23	9/18 at 100.00	N/R	1,159,049

1,895	Plaza at Noah’s Ark Community Improvement District, Saint Charles, Missouri, Tax Increment and Improvement District Revenue Bonds, Series 2015, 5.000%, 5/01/30	5/21 at 100.00	N/R	1,860,056

	Raymore, Missouri, Tax Increment Revenue Bonds, Raymore Galleria Project, Refunding & Improvement Series 2014A:
455	4.000%, 5/01/20	No Opt. Call	N/R	458,572
1,135	5.000%, 5/01/24	5/23 at 100.00	N/R	1,162,467

	Saint Louis County Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Ranken-Jordan Project, Refunding & Improvement Series 2016:
895	5.000%, 11/15/27	11/25 at 100.00	N/R	952,164
990	5.000%, 11/15/29	11/25 at 100.00	N/R	1,045,470
1,095	5.000%, 11/15/31	11/25 at 100.00	N/R	1,152,082

1,150	Saint Louis Industrial Development Authority, Missouri, Confluence Academy Project, Series 2007A, 5.250%, 6/15/25	9/18 at 100.00	N/R	1,142,042

1,500	Saint Louis Land Clearance for Redevelopment Authority, Missouri, Annual Appropriation Revenue Bonds, Contractual Payments of St. Louis City Scottrade Center Project, Series 2018A, 5.000%, 4/01/38	4/27 at 100.00	A	1,661,010

325	St. Joseph Industrial Development Authority, Missouri, Tax Increment Bonds, Shoppes at North Village Project, Series 2005B, 5.375%, 11/01/23	9/18 at 100.00	N/R	325,046

1,150	St. Louis County Industrial Development Authority, Missouri, Revenue Bonds, Saint Andrew’s Resources for Seniors, Series 2015A, 5.000%, 12/01/25	No Opt. Call	N/R	1,224,693

615	Stoddard County Industrial Development Authority, Missouri, Health Facility Revenue Bonds, Southeasthealth, Series 2016B, 6.000%, 3/01/37	3/23 at 103.00	BBB–	695,971

2,300	The Industrial Development Authority of the City of Saint Louis, Missouri, Development Financing Revenue Bonds, Ballpark Village Development Project, Series 2017A, 3.875%, 11/15/29	11/26 at 100.00	N/R	2,348,599
43,095	Total Missouri			44,773,605

	Montana – 0.1%

	Kalispell, Montana, Housing and Healthcare Facilities Revenue Bonds, Immanuel Lutheran Corporation, Series 2017A:
1,000	5.000%, 5/15/27	5/25 at 102.00	N/R	1,074,760
1,180	5.250%, 5/15/30	5/25 at 102.00	N/R	1,261,857
435	5.250%, 5/15/32	5/25 at 102.00	N/R	462,535
2,615	Total Montana			2,799,152

	Nebraska – 0.0%

	Central Plains Energy Project, Nebraska, Gas Project 1 Revenue Bonds, Series 2007A:
165	5.250%, 12/01/18	No Opt. Call	BBB+	167,331
150	5.250%, 12/01/19	No Opt. Call	BBB+	156,897
815	5.250%, 12/01/21	No Opt. Call	BBB+	895,400
1,130	Total Nebraska			1,219,628

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Nevada – 1.1%

	Clark County, Nevada, Local Improvement Bonds, Special Improvement District 142 Mountain’s Edge, Refunding 2012:
$735	5.000%, 8/01/21	No Opt. Call	BBB	$783,018
1,415	4.000%, 8/01/22	No Opt. Call	BBB	1,461,752
1,985	4.000%, 8/01/23	8/22 at 100.00	BBB	2,043,677

695	Clark County, Nevada, Local Improvement Bonds, Special Improvement District 151 Summerlin-Mesa, Refunding Series 2015, 4.500%, 8/01/24	No Opt. Call	N/R	732,349

1,325	Clark County, Nevada, Local Improvement Bonds, Special Improvement District 159 Summerlin Village 16A, Series 2015, 5.000%, 8/01/28	8/25 at 100.00	N/R	1,401,744

1,170	Director of Nevada State Department of Business & Industry, Improvement Revenue Bonds, Fulcrum Sierra BioFuels LLC, Green Bonds, Series 2017B, 5.125%, 12/15/37, 144A	12/27 at 100.00	N/R	1,172,141

	Director of Nevada State Department of Business & Industry, Improvement Revenue Bonds, Fulcrum Sierra BioFuels LLC, Series 2017:
13,900	5.875%, 12/15/27, 144A (Alternative Minimum Tax)	No Opt. Call	N/R	14,836,860
2,935	6.250%, 12/15/37, 144A (Alternative Minimum Tax)	12/27 at 100.00	N/R	3,197,007

1,650	Director of the State of Nevada Department of Business and Industry, Charter School Lease Revenue Bonds, Somerset Academy, Series 2015, 4.000%, 12/15/25, 144A	No Opt. Call	BB	1,659,488

580	Director of the State of Nevada Department of Business and Industry, Charter School Lease Revenue Bonds, Somerset Academy, Series 2018A, 4.500%, 12/15/29, 144A	12/25 at 100.00	BB	592,139

1,520	Henderson, Nevada, Limited Obligation Bonds, Local Improvement District T-12, Lake Las Vegas NorthShore, Refunding Series 2013, 4.000%, 8/01/18	No Opt. Call	N/R	1,521,490

	Henderson, Nevada, Limited Obligation Bonds, Local Improvement District T-18 Inspirada, Refunding Series 2016:
1,565	4.000%, 9/01/32	9/26 at 100.00	N/R	1,558,224
675	4.000%, 9/01/35	9/26 at 100.00	N/R	661,817

	Las Vegas, Nevada, Local Improvement Bonds, Special Improvement District 808 & 810 Summerlin Village 23B, Refunding Series 2014:
465	4.000%, 6/01/21	No Opt. Call	N/R	479,699
600	5.000%, 6/01/23	No Opt. Call	N/R	641,664
560	5.000%, 6/01/24	No Opt. Call	N/R	601,082
465	5.000%, 6/01/25	6/24 at 100.00	N/R	494,276

	Las Vegas, Nevada, Local Improvement Bonds, Special Improvement District 812 Summerlin Village 24, Series 2015:
500	5.000%, 12/01/26	12/25 at 100.00	N/R	534,090
1,570	5.000%, 12/01/28	12/25 at 100.00	N/R	1,653,304

335	Nevada State Director of the Department of Business and Industry, Charter School Revenue Bonds, Doral Academy of Nevada, Series 2017A, 5.000%, 7/15/27, 144A	7/25 at 100.00	BB+	353,884

	North Las Vegas, Nevada, General Obligation Bonds, Refunding Series 2011:
500	5.000%, 6/01/33	6/21 at 100.00	BB	510,835
500	5.000%, 6/01/36	6/21 at 100.00	BB	511,250

	North Las Vegas, Nevada, Local Improvement Bonds, Special Improvement District 65 Northern Beltway Commercial Area, Series 2017:
1,000	4.000%, 12/01/27, 144A	No Opt. Call	N/R	978,470
1,000	5.000%, 12/01/37, 144A	12/27 at 100.00	N/R	1,007,750

300	Overton Power District 5, Nevada, Special Obligation Revenue Bonds, Series 2008, 8.000%, 12/01/38 (Pre-refunded 12/01/18)	12/18 at 100.00	Baa1 (7)	307,854

4,000	Reno, Nevada, Redevelopment Agency Downtown Project Tax Allocation Bonds, Senior Lien, Refunding Series 2007B, 5.000%, 6/01/27	9/18 at 100.00	BB–	3,986,160

Nuveen Short Duration High Yield Municipal Bond Fund (continued)

Portfolio of Investments    June 30, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Nevada (continued)

$2,210	Reno, Nevada, Redevelopment Agency Downtown Project Tax Allocation Bonds, Series 2007C, 5.400%, 6/01/27	9/18 at 100.00	N/R	$2,209,823

400	Reno, Nevada, Subordinate Lien Sales Tax Revenue Refunding Bonds, ReTrac-Reno Transportation Rail Access Corridor Project, Series 2018B, 5.000%, 6/01/38 – AGM Insured	12/28 at 100.00	A2	453,832

	Sparks Tourism Improvement District 1, Legends at Sparks Marina, Nevada, Senior Sales Tax Revenue Bonds Series 2008A:
100	6.500%, 6/15/20, 144A	9/18 at 100.00	Ba3	100,091
250	6.750%, 6/15/28, 144A	9/18 at 100.00	Ba3	250,215
44,905	Total Nevada			46,695,985

	New Hampshire – 0.0%

900	Manchester Housing and Redevelopment Authority, New Hampshire, Revenue Bonds, Series 2000B, 0.000%, 1/01/19 – ACA Insured	No Opt. Call	B3	883,269

	New Jersey – 6.1%

4,000	Burlington County Bridge Commission, New Jersey, Economic Development Revenue Bonds, The Evergreens Project, Series 2007, 5.625%, 1/01/38	9/18 at 100.00	N/R	3,932,640

3,960	Gloucester County Pollution Control Financing Authority, New Jersey, Pollution Control Revenue Bonds, Logan Project, Refunding Series 2014A, 5.000%, 12/01/24 (Alternative Minimum Tax)	No Opt. Call	Ba1	4,279,453

	New Jersey Building Authority, State Building Revenue Bonds, Refunding Series 2016A:
1,070	4.000%, 6/15/30	6/26 at 100.00	BBB+	1,072,878
445	4.000%, 6/15/30 (Pre-refunded 6/15/26)	6/26 at 100.00	Baa1 (7)	493,865

330	New Jersey Economic Development Authority, Charter School Revenue Bonds, Greater Brunswick Charter School, Series 2014A, 4.750%, 8/01/24, 144A	No Opt. Call	N/R	336,795

900	New Jersey Economic Development Authority, Charter School Revenue Bonds, North Star Academy Charter School of Newark, Series 2017, 5.000%, 7/15/32	7/27 at 100.00	BBB–	990,585

	New Jersey Economic Development Authority, Charter School Revenue Bonds, Teaneck Community Charter School, Series 2017A:
140	3.500%, 9/01/22, 144A	No Opt. Call	BB	138,712
210	4.250%, 9/01/27, 144A	No Opt. Call	BB	206,858

830	New Jersey Economic Development Authority, Cigarette Tax Revenue Refunding Bonds, Series 2012, 5.000%, 6/15/29	6/22 at 100.00	BBB+	880,580

	New Jersey Economic Development Authority, Fixed Rate Revenue Bonds, Lions Gate Project, Series 2014:
905	3.625%, 1/01/19	No Opt. Call	N/R	908,023
1,000	4.375%, 1/01/24	No Opt. Call	N/R	1,022,130

860	New Jersey Economic Development Authority, Lease Revenue Bonds, Liberty State Park Project, Refunding Series 2015A, 4.125%, 6/15/26	6/25 at 100.00	BBB+	878,499

1,120	New Jersey Economic Development Authority, Private Activity Bonds, The Goethals Bridge Replacement Project, Series 2013, 5.000%, 1/01/23 (Alternative Minimum Tax)	No Opt. Call	BBB–	1,238,832

	New Jersey Economic Development Authority, Revenue Bonds, Motor Vehicle Surcharge, Refunding Series 2017A:
8,000	4.000%, 7/01/32	7/27 at 100.00	Baa2	7,991,440
7,775	5.000%, 7/01/33	7/27 at 100.00	Baa2	8,455,468

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	New Jersey (continued)

$650	New Jersey Economic Development Authority, Revenue Bonds, Provident Group – Rowan Properties LLC – Rowan University Student Housing Project, Series 2015A, 5.000%, 1/01/25	No Opt. Call	BBB–	$719,726

	New Jersey Economic Development Authority, Revenue Bonds, United Methodist Homes of New Jersey Obligated Group Issue, Refunding Series 2014A:
780	4.000%, 7/01/20	No Opt. Call	BBB–	805,085
2,460	4.000%, 7/01/24	No Opt. Call	BBB–	2,562,680

350	New Jersey Economic Development Authority, Revenue Refunding Bonds, Kapkowski Road Landfill Project, Series 2002, 5.750%, 10/01/21	No Opt. Call	Ba2	369,726

	New Jersey Economic Development Authority, School Facilities Construction Bonds, Refunding Series 2015XX:
5,000	5.000%, 6/15/21	No Opt. Call	BBB+	5,322,450
5,000	5.000%, 6/15/22	No Opt. Call	BBB+	5,381,400
6,900	5.000%, 6/15/25	No Opt. Call	BBB+	7,591,587
10,000	5.000%, 6/15/26	6/25 at 100.00	BBB+	10,937,500

1,530	New Jersey Economic Development Authority, School Facilities Construction Bonds, Refunding Series 2016BBB, 4.750%, 6/15/31	12/26 at 100.00	BBB+	1,613,813

	New Jersey Economic Development Authority, School Facilities Construction Bonds, Series 2013I:
19,735	3.130%, 9/01/27, 144A (UB) (6)	3/23 at 100.00	BBB+	19,514,165
2,200	3.180%, 3/01/28, 144A (UB) (6)	3/23 at 100.00	BBB+	2,180,310

5,000	New Jersey Economic Development Authority, School Facilities Construction Financing Program Bonds, Refunding Series 2013NN, 5.000%, 3/01/25	3/23 at 100.00	BBB+	5,364,250

	New Jersey Economic Development Authority, School Facilities Construction Financing Program Bonds, Tender Option Bond Trust 2016-XF2340:
250	4.225%, 9/01/25, 144A (IF) (6)	No Opt. Call	BBB+	231,758
1,000	5.413%, 9/01/27, 144A (IF) (6)	3/23 at 100.00	BBB+	955,230

100	New Jersey Economic Development Authority, School Revenue Bonds, Leap Academy University Charter School Inc. Project; Series 2014A, 5.125%, 10/01/24, 144A	No Opt. Call	BB–	102,215

4,740	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental Airlines Inc., Refunding Series 2012, 5.750%, 9/15/27 (Alternative Minimum Tax)	9/22 at 100.00	Ba3	5,223,006

530	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental Airlines Inc., Series 1998, 5.500%, 4/01/28 (Alternative Minimum Tax)	9/18 at 100.00	Ba3	530,880

	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental Airlines Inc., Series 1999:
820	4.875%, 9/15/19 (Alternative Minimum Tax)	No Opt. Call	Ba3	836,671
7,720	5.125%, 9/15/23 (Alternative Minimum Tax)	9/18 at 100.00	Ba3	8,373,266
8,000	5.250%, 9/15/29 (Alternative Minimum Tax)	8/22 at 101.00	Ba3	8,696,480

	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental Airlines Inc., Series 2000A & 2000B:
425	5.625%, 11/15/30 (Alternative Minimum Tax)	3/24 at 101.00	Ba3	480,186
3,340	5.625%, 11/15/30 (Alternative Minimum Tax)	3/24 at 101.00	Ba3	3,773,699

1,680	New Jersey Economic Development Authority, Special Facility Revenue Bonds, Port Newark Container Terminal LLC Project, Refunding Series 2017, 5.000%, 10/01/27 (Alternative Minimum Tax)	No Opt. Call	Ba1	1,878,878

5,000	New Jersey Economic Development Authority, Sublease Revenue Bonds, New Jersey Transit Corporation Projects, Refunding Series 2017B, 5.000%, 11/01/25	No Opt. Call	BBB+	5,511,400

Nuveen Short Duration High Yield Municipal Bond Fund (continued)

Portfolio of Investments    June 30, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	New Jersey (continued)

	New Jersey Educational Facilities Authority, Revenue Bonds, Higher Education Capital Improvement Fund Issue, Series 2014A:
$10,885	4.000%, 9/01/30	9/24 at 100.00	BBB+	$10,943,670
11,330	4.000%, 9/01/31	9/24 at 100.00	BBB+	11,372,487

	New Jersey Health Care Facilities Financing Authority, New Jersey, Revenue Bonds, Saint Peters University Hospital, Refunding Series 2011:
3,335	5.000%, 7/01/20	No Opt. Call	BB+	3,437,051
525	5.000%, 7/01/21	No Opt. Call	BB+	546,446
6,750	6.000%, 7/01/26	7/21 at 100.00	BB+	7,190,167
1,000	6.250%, 7/01/35	7/21 at 100.00	BB+	1,071,650

	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Joseph’s Healthcare System Obligated Group Issue, Refunding Series 2016:
1,050	5.000%, 7/01/26	No Opt. Call	BBB–	1,174,530
1,170	5.000%, 7/01/28	7/26 at 100.00	BBB–	1,295,763
1,075	4.000%, 7/01/34	7/26 at 100.00	BBB–	1,081,590

2,800	New Jersey Higher Education Assistance Authority, Senior Student Loan Revenue Bonds, Refunding Series 2018A, 4.000%, 12/01/33 (Alternative Minimum Tax)	6/28 at 100.00	AA	2,864,428

	New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Revenue Notes, Series 2016A-1:
2,515	5.000%, 6/15/27	6/26 at 100.00	Baa1	2,776,635
9,410	5.000%, 6/15/28	6/26 at 100.00	Baa1	10,347,706
5,525	5.000%, 6/15/29	6/26 at 100.00	Baa1	6,051,532
1,000	5.000%, 6/15/30	6/26 at 100.00	#N/A	1,092,410

8,375	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Refunding Series 2006C, 0.000%, 12/15/31 – FGIC Insured	No Opt. Call	BBB+	4,813,699

4,035	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2009C, 5.250%, 6/15/32	12/24 at 100.00	BBB+	4,364,417

1,410	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2012AA, 5.000%, 6/15/38	6/22 at 100.00	BBB+	1,468,346

11,855	New Jersey Turnpike Authority, Turnpike Revenue Bonds, Libor Index Series 2017D-1, 2.157%, 1/01/24 (1-Month LIBOR*70% reference rate + 0.70% spread) (5)	No Opt. Call	A2	11,913,919

14,900	Salem County Pollution Control Financing Authority, New Jersey, Pollution Control Revenue Bonds, Chambers Project, Refunding Series 2014A, 5.000%, 12/01/23 (Alternative Minimum Tax)	No Opt. Call	BBB–	16,023,013

	South Jersey Port Corporation, New Jersey, Marine Terminal Revenue Bonds, Subordinate Series 2017B:
1,000	5.000%, 1/01/29 (Alternative Minimum Tax)	1/28 at 100.00	Baa1	1,116,000
1,300	5.000%, 1/01/30 (Alternative Minimum Tax)	1/28 at 100.00	Baa1	1,447,485
850	5.000%, 1/01/32 (Alternative Minimum Tax)	1/28 at 100.00	Baa1	942,097
1,220	5.000%, 1/01/33 (Alternative Minimum Tax)	1/28 at 100.00	Baa1	1,348,063
1,250	5.000%, 1/01/34 (Alternative Minimum Tax)	1/28 at 100.00	Baa1	1,374,900

	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2018A:
4,980	5.000%, 6/01/32	6/28 at 100.00	A–	5,722,369
5,000	5.000%, 6/01/33	6/28 at 100.00	A–	5,722,550
8,000	5.000%, 6/01/34	6/28 at 100.00	A–	9,105,200
1,850	5.000%, 6/01/37	6/28 at 100.00	A–	2,092,239
249,150	Total New Jersey			260,483,481

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	New Mexico – 0.2%

$1,700	Bernalillo County, New Mexico, Multifamily Housing Revenue Bonds, Valencia Retirement Apartments Project, Series 2001A, 5.450%, 6/01/34 – AMBAC Insured (Alternative Minimum Tax)	9/18 at 100.00	N/R	$1,700,799

	Boulders Public Improvement District, Albuquerque, New Mexico, Special Levy Revenue Bonds, Series 2015:
125	4.000%, 10/01/20	No Opt. Call	N/R	125,084
240	4.875%, 10/01/25	No Opt. Call	N/R	239,765

1,355	Farmington, New Mexico, Pollution Control Revenue Bonds, Public Service Company of New Mexico San Juan Project, Refunding Series 2010A, 5.200%, 6/01/40 (Mandatory put 6/01/20)	No Opt. Call	Baa2	1,429,078

480	Mesa Del Sol Public Improvement District 1, Albuquerque, New Mexico, Special Levy Revenue Bonds, Series 2013, 5.750%, 10/01/23	No Opt. Call	N/R	500,611

2,335	New Mexico Mortgage Finance Authority, Multifamily Housing Revenue Bonds, FHA/HFA Risk Sharing Program: Sandpiper Apartments Project, Series 2002A, 6.050%, 7/01/28 (Alternative Minimum Tax)	9/18 at 100.00	AA–	2,340,347

950	Volterra Public Improvement District, Albuquerque, New Mexico, Special Levy Revenue Bonds, Series 2014, 5.750%, 10/01/23	No Opt. Call	N/R	963,547

1,885	Winrock Town Center Tax Increment Development District, Albuquerque, New Mexico, Gross Receipts Tax Increment Bonds, Senior Lien Series 2015, 5.250%, 5/01/25, 144A	5/20 at 103.00	N/R	1,886,451
9,070	Total New Mexico			9,185,682

	New York – 4.8%

180	Buffalo and Erie County Industrial Land Development Corporation, New York, Revenue Bonds, Catholic Health System, Inc. Project, Series 2015, 5.000%, 7/01/28	7/25 at 100.00	BBB	200,997

1,000	Buffalo and Erie County Industrial Land Development Corporation, New York, Revenue Bonds, Charter School for Applied Technologies, Series 2017A, 4.500%, 6/01/27	6/24 at 103.00	BBB–	1,077,550

40	Buffalo and Erie County Industrial Land Development Corporation, New York, Revenue Bonds, Enterprise Charter School Project, Series 2011A, 6.000%, 12/01/19	No Opt. Call	B+	40,727

	Build New York City Resource Corporation, New York, Revenue Bonds, Metropolitan College of New York, Series 2014:
805	5.000%, 11/01/21	No Opt. Call	BB	848,542
845	5.000%, 11/01/22	No Opt. Call	BB	899,646

3,000	Build New York City Resource Corporation, New York, Solid Waste Disposal Revenue Bonds, Pratt Paper NY, Inc. Project, Series 2014, 4.500%, 1/01/25, 144A (Alternative Minimum Tax)	No Opt. Call	N/R	3,284,130

	Dormitory Authority of the State of New York, Insured Revenue Bonds, Pace University, Series 2013A:
5	4.000%, 5/01/22 (ETM)	No Opt. Call	N/R (7)	5,403
715	5.000%, 5/01/23	No Opt. Call	BBB–	794,415
15	5.000%, 5/01/23 (ETM)	No Opt. Call	N/R (7)	17,113
3,245	5.000%, 5/01/24	5/23 at 100.00	BBB–	3,586,763
85	5.000%, 5/01/24 (Pre-refunded 5/01/23)	5/23 at 100.00	N/R (7)	96,552
2,830	5.000%, 5/01/26	5/23 at 100.00	BBB–	3,101,171
65	5.000%, 5/01/26 (Pre-refunded 5/01/23)	5/23 at 100.00	N/R (7)	73,834
1,815	5.000%, 5/01/27	5/23 at 100.00	BBB–	1,982,071
20	5.000%, 5/01/27 (Pre-refunded 5/01/23)	5/23 at 100.00	N/R (7)	22,718

2,955	Dormitory Authority of the State of New York, Insured Revenue Bonds, Touro College and University System, Series 2014A, 5.250%, 1/01/34	7/24 at 100.00	BBB–	3,252,569

Nuveen Short Duration High Yield Municipal Bond Fund (continued)

Portfolio of Investments    June 30, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	New York (continued)

$6,800	Dormitory Authority of the State of New York, Orange Regional Medical Center Obligated Group Revenue Bonds, Series 2008, 6.500%, 12/01/21 (Pre-refunded 12/01/18)	12/18 at 100.00	Baa3 (7)	$6,943,548

	Dormitory Authority of the State of New York, Revenue Bonds, Orange Regional Medical Center Obligated Group, Series 2015:
300	5.000%, 12/01/26	6/25 at 100.00	BBB–	335,604
1,200	5.000%, 12/01/28, 144A	6/25 at 100.00	BBB–	1,332,948

	Dormitory Authority of the State of New York, Revenue Bonds, Orange Regional Medical Center Obligated Group, Series 2017:
2,000	5.000%, 12/01/26, 144A	No Opt. Call	BBB–	2,271,480
1,800	5.000%, 12/01/28, 144A	6/27 at 100.00	BBB–	2,040,480
2,500	5.000%, 12/01/31, 144A	6/27 at 100.00	BBB–	2,809,300

2,600	Dormitory Authority of the State of New York, Revenue Bonds, Saint Joseph’s College, Series 2010, 5.250%, 7/01/35	7/20 at 100.00	Ba1	2,669,316

	Dormitory Authority of the State of New York, Revenue Bonds, Vaughn College of Aeronautics & Technology, Series 2016A:
4,360	5.000%, 12/01/21, 144A	No Opt. Call	BB–	4,503,749
6,470	5.000%, 12/01/26, 144A	No Opt. Call	BB–	6,552,428

6,410	Dutchess County Local Development Corporation, New York, Revenue Bonds, Health Quest Systems, Inc. Project, Series 2016B, 4.000%, 7/01/34	7/26 at 100.00	A–	6,595,698

1,000	Genesee County Industrial Development Agency, New York, Civic Facility Revenue Bonds, United Memorial Medical Center Project, Series 2007, 5.000%, 12/01/32	10/18 at 100.00	N/R	1,000,420

1,695	Green Island Power Authority, New York, Power System Revenue Bonds, Subordinate Series 2000, 6.000%, 12/15/25 (Alternative Minimum Tax)	12/18 at 100.00	Ba1	1,702,441

1,000	Hempstead Town Local Development Corporation, New York, Education Revenue Bonds, The Academy Charter School Project, Series 2017A, 5.890%, 2/01/32	2/27 at 100.00	N/R	956,750

1,000	Hempstead Town Local Development Corporation, New York, Education Revenue Bonds, The Academy Charter School Project, Series 2018A, 6.470%, 2/01/33	2/28 at 100.00	N/R	1,003,470

400	Nassau County Local Economic Assistance Corporation, New York, Revenue Bonds, Catholic Health Services of Long Island Obligated Group Project, Series 2014B, 5.000%, 7/01/29	7/24 at 100.00	Baa1	442,436

5,520	Nassau County Tobacco Settlement Corporation, New York, Tobacco Settlement Asset-Backed Bonds, Refunding Series 2006A-2, 5.250%, 6/01/26	9/18 at 100.00	B–	5,520,994

	New Rochelle Corporation, New York, Local Development Revenue Bonds, Iona College Project, Series 2015A:
210	5.000%, 7/01/27	7/25 at 100.00	BBB	233,243
375	5.000%, 7/01/28	7/25 at 100.00	BBB	414,773

2,000	New York City Industrial Development Agency, New York, PILOT Revenue Bonds, Queens Baseball Stadium Project, Series 2006, 5.000%, 1/01/39 – AMBAC Insured	9/18 at 100.00	Baa3	2,025,140

7,000	New York City Industrial Development Authority, New York, PILOT Revenue Bonds, Yankee Stadium Project, Series 2006, 3.343%, 3/01/26 – FGIC Insured	No Opt. Call	BBB	6,933,290

11,315	New York Counties Tobacco Trust VI, New York, Tobacco Settlement Pass-Through Bonds, Series 2016A-1, 5.625%, 6/01/35	No Opt. Call	BBB	12,485,084

7,000	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 3 World Trade Center Project, Class 1 Series 2014, 5.000%, 11/15/44, 144A	11/24 at 100.00	N/R	7,434,140

7,465	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 3 World Trade Center Project, Class 2 Series 2014, 5.150%, 11/15/34, 144A	11/24 at 100.00	N/R	8,222,324

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	New York (continued)

$4,975	New York State Energy Research and Development Authority, Facilities Revenue Refunding Bonds, Consolidated Edison Company Inc., Series 1999A-3, 2.686%, 5/01/34 – AMBAC Insured (Alternative Minimum Tax)	7/18 at 100.00	A–	$4,975,000

7,000	New York State Environmental Facilities Corporation, Solid Waste Disposal Revenue Bonds, Casella Waste Systems, Inc. Project, Series 2014R-2, 3.125%, 12/01/44 (Mandatory put 6/01/26), 144A (Alternative Minimum Tax)	No Opt. Call	B–	6,404,580

	New York Transportation Development Corporation, New York, Special Facility Revenue Bonds, American Airlines, Inc. John F Kennedy International Airport Project, Refunding Series 2016:
10,785	5.000%, 8/01/26 (Alternative Minimum Tax)	8/21 at 100.00	BB–	11,388,313
8,485	5.000%, 8/01/31 (Alternative Minimum Tax)	8/21 at 100.00	BB–	8,908,741

	New York Transportation Development Corporation, New York, Special Facility Revenue Bonds, Delta Air Lines, Inc. – LaGuardia Airport Terminals C&D Redevelopment Project, Series 2018:
16,480	5.000%, 1/01/31 (Alternative Minimum Tax)	1/28 at 100.00	Baa3	18,718,808
11,910	5.000%, 1/01/32 (Alternative Minimum Tax)	1/28 at 100.00	Baa3	13,476,165
7,450	5.000%, 1/01/33 (Alternative Minimum Tax)	1/28 at 100.00	Baa3	8,397,416
2,250	5.000%, 1/01/34 (Alternative Minimum Tax)	1/28 at 100.00	Baa3	2,526,435
5,000	5.000%, 1/01/36 (Alternative Minimum Tax)	1/28 at 100.00	Baa3	5,592,850

4,500	New York Transportation Development Corporation, Special Facilities Bonds, LaGuardia Airport Terminal B Redevelopment Project, Series 2016A, 4.000%, 7/01/31 (Alternative Minimum Tax)	7/24 at 100.00	Baa3	4,613,355

1,000	Onondaga Civic Development Corporation, New York, Revenue Bonds, Saint Joseph’s Hospital Health Center Project, Series 2014A, 5.000%, 7/01/19 (ETM)	No Opt. Call	N/R (7)	1,014,920

1,250	Onondaga Civic Development Corporation, New York, Revenue Bonds, Saint Joseph’s Hospital Health Center Project, Series 2014A, 4.625%, 7/01/22 (Pre-refunded 7/01/19)	7/19 at 100.00	N/R (7)	1,288,412

75	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air Terminal LLC, Sixth Series 1997, 5.750%, 12/01/22 – NPFG Insured (Alternative Minimum Tax)	12/18 at 100.00	BBB	78,048

	Syracuse Industrial Development Authority, New York, PILOT Revenue Bonds, Carousel Center Project, Refunding Series 2016A:
4,180	5.000%, 1/01/32 (Alternative Minimum Tax)	1/26 at 100.00	Baa1	4,541,361
2,100	5.000%, 1/01/35 (Alternative Minimum Tax)	1/26 at 100.00	Baa1	2,263,002

	TSASC Inc., New York, Tobacco Settlement Asset-Backed Bonds, Fiscal 2017 Series B:
1,400	5.000%, 6/01/23	No Opt. Call	B+	1,532,300
850	5.000%, 6/01/24	No Opt. Call	B+	938,043
1,600	5.000%, 6/01/25	No Opt. Call	B+	1,778,304

	Westchester County Local Development Corporation, New York, Revenue Bonds, Westchester Medical Center Obligated Group Project, Refunding Series 2016:
685	5.000%, 11/01/27	11/25 at 100.00	BBB	769,221
830	5.000%, 11/01/28	11/25 at 100.00	BBB	927,442
190,845	Total New York			203,845,973

	North Carolina – 0.0%

760	Mooresville, North Carolina, Special Assessment Revenue Bonds, Series 2015, 4.375%, 3/01/25, 144A	No Opt. Call	N/R	752,172

1,280	North Carolina Capital Facilities Financing Agency, Housing Revenue Bonds, Elizabeth City State University, Series 2003A, 5.000%, 6/01/33 – AMBAC Insured	9/18 at 100.00	N/R	1,283,046
2,040	Total North Carolina			2,035,218

Nuveen Short Duration High Yield Municipal Bond Fund (continued)

Portfolio of Investments    June 30, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	North Dakota – 0.2%

$490	Burleigh County, North Dakota, Health Care Revenue Bonds, Saint Alexius Medical Center Project, Refunding Series 2012A, 5.000%, 7/01/22 (ETM)	No Opt. Call	N/R (7)	$544,767

	Burleigh County, North Dakota, Health Care Revenue Bonds, Saint Alexius Medical Center Project, Series 2014A:
165	5.000%, 7/01/23 (Pre-refunded 7/01/21)	7/21 at 100.00	N/R (7)	179,518
1,200	5.000%, 7/01/24 (Pre-refunded 7/01/21)	7/21 at 100.00	N/R (7)	1,305,588
1,070	5.000%, 7/01/25 (Pre-refunded 7/01/21)	7/21 at 100.00	N/R (7)	1,164,149
1,460	5.000%, 7/01/26 (Pre-refunded 7/01/21)	7/21 at 100.00	N/R (7)	1,588,465

2,005	Ward County Health Care, North Dakota, Revenue Bonds, Trinity Obligated Group, Series 2017C, 5.000%, 6/01/31	6/28 at 100.00	BBB–	2,249,630
6,390	Total North Dakota			7,032,117

	Ohio – 5.2%

	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Senior Lien, Series 2007A-2:
39,535	5.875%, 6/01/30	9/18 at 100.00	Caa1	39,732,675
41,085	5.750%, 6/01/34	9/18 at 100.00	Caa1	41,136,356

	Butler County Port Authority, Ohio, Public Infrastructure Revenue Bonds, Liberty Center Project, Liberty Community Authority, Series 2014C:
2,015	5.000%, 12/01/24	12/22 at 100.00	N/R	2,017,519
2,170	5.750%, 12/01/34	12/22 at 100.00	N/R	2,144,915

400	Butler County Port Authority, Ohio, Revenue Bonds, StoryPoint Fairfield Project, Senior Series 2017A-1, 6.250%, 1/15/34, 144A	1/24 at 104.00	N/R	422,156

470	County of Greene, Ohio $6,260,000 Greene Town Center Improvement Revenue Bonds, Series 2009, 8.000%, 12/01/34	12/19 at 100.00	N/R	493,270

	Franklin County, Ohio, Health Care Facilities Revenue Bonds, Friendship Village of Dublin, Ohio, Inc., Refunding &Improvement Series 2014:
150	5.000%, 11/15/23	No Opt. Call	BBB+	169,283
205	5.000%, 11/15/24	No Opt. Call	BBB+	233,304
200	5.000%, 11/15/25	11/24 at 100.00	BBB+	224,126
500	5.000%, 11/15/26	11/24 at 100.00	BBB+	555,100

	Hamilton County, Ohio, Healthcare Facilities Revenue Bonds, Christ Hospital Project, Series 2012:
1,650	5.000%, 6/01/21	No Opt. Call	A–	1,781,488
5,000	5.250%, 6/01/26	6/22 at 100.00	A–	5,515,050

	Jeffrey Place New Community Authority, Ohio, Jeffrey Place Redevelopment Bonds, Series 2007A:
275	5.000%, 12/01/22	9/18 at 100.00	N/R	275,228
525	5.000%, 12/01/32	9/18 at 100.00	N/R	524,974

1,825	Jeffrey Place New Community Authority, Ohio, Jeffrey Place Redevelopment Bonds, Series 2014A, 5.375%, 12/01/23	6/23 at 100.00	N/R	1,883,236

1,500	Licking County, Ohio, Health Care Facilities Revenue Bonds, Kendal at Granville Obligated Group, Refunding Series 2015A, 5.100%, 7/01/25	No Opt. Call	N/R	1,586,670

115	Montgomery County, Ohio, Health Care and Multifamily Housing Revenue Bonds, Saint Leonard, Refunding & improvement Series 2010, 6.000%, 4/01/20	No Opt. Call	BBB–	120,596

	Montgomery County, Ohio, Revenue Bonds, Catholic Health Initiatives Series 2009B:
1,685	5.250%, 5/01/29	11/23 at 100.00	BBB+	1,852,910
905	5.250%, 5/01/29 (Pre-refunded 11/12/23)	11/23 at 100.00	N/R (7)	1,040,352

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Ohio (continued)

	Muskingum County, Ohio, Hospital Facilities Revenue Bonds, Genesis HealthCare System Obligated Group Project, Series 2013:
$1,250	5.000%, 2/15/20	No Opt. Call	Ba2	$1,294,337
1,725	5.000%, 2/15/21	No Opt. Call	Ba2	1,814,251
2,250	5.000%, 2/15/27	2/23 at 100.00	Ba2	2,395,597

2,000	Ohio Air Quality Development Authority, Air Quality Revenue Refunding Bonds, Columbus Southern Power Company Project, Series 2009B, 5.800%, 12/01/38 (Mandatory put 12/01/19)	12/19 at 100.00	A–	2,094,320

4,640	Ohio Air Quality Development Authority, Ohio, Air Quality Development Revenue Bonds, FirstEnergy Generation Corporation Project, Series 2009A, 5.700%, 8/01/20 (4)	No Opt. Call	N/R	2,320,000

13,410	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Corporation Project, Refunding Series 2009C, 5.625%, 6/01/19 (4)	No Opt. Call	N/R	12,840,075

20,775	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Corporation Project, Refunding Series 2009D, 4.250%, 8/01/29 (Mandatory put 9/15/21) (4)	No Opt. Call	N/R	19,892,062

24,655	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Project, Refunding Series 2006A, 3.750%, 12/01/23 (Mandatory put 12/03/18) (4)	No Opt. Call	N/R	12,327,500

2,065	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Corporation Project, Refunding Series 2010A, 3.125%, 7/01/33 (Mandatory put 7/01/18) (4)	No Opt. Call	N/R	1,032,500

3,100	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Corporation Project, Refunding Series 2010B, 3.750%, 6/01/33 (Mandatory put 6/01/20) (4)	No Opt. Call	N/R	1,550,000

	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2006B:
1,500	3.625%, 12/01/33 (Mandatory put 6/01/20) (4)	No Opt. Call	N/R	750,000
215	3.125%, 1/01/34 (4)	No Opt. Call	N/R	107,500

1,500	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2008B, 3.625%, 10/01/33 (Mandatory put 4/01/20) (4)	No Opt. Call	N/R	750,000

3,540	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2008C, 3.950%, 11/01/32 (Mandatory put 5/01/20) (Alternative Minimum Tax) (4)	No Opt. Call	N/R	1,770,000

1,115	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2009A, 4.375%, 6/01/33 (Mandatory put 6/01/22) (4)	No Opt. Call	N/R	1,067,612

9,985	Ohio Air Quality Development Authority, Ohio, Revenue Bonds, AK Steel Holding Corporation, Refunding Series 2012A, 6.750%, 6/01/24 (Alternative Minimum Tax)	2/22 at 100.00	B–	10,322,693

1,680	Ohio Air Quality Development Authority, Ohio, Revenue Bonds, Pratt Paper Ohio, LLC Project, Series 2017, 3.750%, 1/15/28, 144A (Alternative Minimum Tax)	No Opt. Call	N/R	1,708,325

720	Ohio Housing Finance Agency, Multifamily Housing Revenue Bonds, Sanctuary at Springboro Project, Series 20017, 5.125%, 1/01/32, 144A	10/25 at 101.00	N/R	711,374

9,250	Ohio State, Solid Waste Disposal Revenue Bonds, USG Corporation Project, Series 1998, 5.650%, 3/01/33 (Alternative Minimum Tax)	No Opt. Call	Ba2	9,264,245

265	Ohio State, Solid Waste Disposal Revenue Bonds, USG Corporation Project, Series 1999, 6.050%, 8/01/34 (Alternative Minimum Tax)	9/18 at 100.00	Ba2	265,477

Nuveen Short Duration High Yield Municipal Bond Fund (continued)

Portfolio of Investments    June 30, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Ohio (continued)

$1,775	Ohio Water Development Authority, Ohio, Environmental Improvement Bonds, United States Steel Corporation Project, Refunding Series 2011, 6.600%, 5/01/29	11/21 at 100.00	B	$1,836,184

8,585	Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2005B, 4.000%, 1/01/34 (Mandatory put 7/01/21) (4)	No Opt. Call	N/R	4,292,500

100	Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2006A, 3.000%, 5/15/19 (4)	No Opt. Call	N/R	50,000

14,760	Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2006B, 4.000%, 12/01/33 (Mandatory put 6/03/19) (4)	No Opt. Call	N/R	7,380,000

2,275	Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2008B, 3.625%, 10/01/33 (Mandatory put 4/01/20) (4)	No Opt. Call	N/R	1,137,500

4,875	Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2008C, 3.950%, 11/01/32 (Mandatory put 5/01/20) (Alternative Minimum Tax) (4)	No Opt. Call	N/R	2,437,500

3,575	Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2010C, 4.000%, 6/01/33 (Mandatory put 6/03/19) (4)	No Opt. Call	N/R	1,787,500

250	Seneca County, Ohio, Health Care Facilities Revenue Bonds, VOA Care Rehabilitation Centers, Inc., Series 2014A, 5.625%, 7/01/25	7/24 at 100.00	N/R	256,835

	Southeastern Ohio Port Authority, Hospital Facilities Revenue Bonds, Memorial Health System Obligated Group Project, Improvement Series 2015:
300	5.000%, 12/01/23	No Opt. Call	BB–	320,778
595	5.000%, 12/01/24	No Opt. Call	BB–	638,417
415	5.000%, 12/01/25	12/24 at 100.00	BB–	446,756
2,670	5.500%, 12/01/29	12/24 at 100.00	BB–	2,924,424

2,010	State of Ohio, Solid Waste Disposal Revenue Bonds (USG Corporation Project) Series 1997 Remarketed, 5.600%, 8/01/32 (Alternative Minimum Tax)	8/18 at 100.00	Ba2	2,013,116

	Toledo-Lucas County Port Authority, Ohio, Student Housing Revenue Bonds, CHF-Toledo, L.L.C. – The University of Toledo Project, Series 2014A:
1,485	5.000%, 7/01/24	No Opt. Call	BBB–	1,608,092
2,250	5.000%, 7/01/29	7/24 at 100.00	BBB–	2,384,865

8,385	Tuscarawas County Economic Development and Finance Alliance, Ohio, Higher Education Facilities Revenue Bonds, Ashland University, Refunding & Improvement Series 2015, 5.375%, 3/01/27	3/25 at 100.00	N/R	8,571,147
260,155	Total Ohio			224,072,690

	Oklahoma – 0.9%

2,955	Oklahoma Development Finance Authority, Health System Revenue Bonds, OU Medicine Project, Series 2018B, 5.000%, 8/15/33	8/28 at 100.00	BB+	3,319,056

	Tulsa County Industrial Authority, Oklahoma, Senior Living Community Revenue Bonds, Montereau, Inc. Project, Refunding Series 2017:
500	5.000%, 11/15/26	11/25 at 102.00	BBB–	561,685
600	5.000%, 11/15/28	11/25 at 102.00	BBB–	668,100
400	5.000%, 11/15/29	11/25 at 102.00	BBB–	443,740
1,780	5.000%, 11/15/30	11/25 at 102.00	BBB–	1,967,292
730	5.000%, 11/15/32	11/25 at 102.00	BBB–	802,314

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Oklahoma (continued)

$9,875	Tulsa Municipal Airport Trust, Oklahoma, Revenue Bonds, American Airlines Inc., Refunding Series 2001B, 5.500%, 12/01/35 (Alternative Minimum Tax)	6/23 at 100.00	N/R	$10,611,181

17,875	Tulsa Municipal Airport Trust, Oklahoma, Revenue Bonds, American Airlines Inc., Refunding Series 2015, 5.000%, 6/01/35 (Mandatory put 6/01/25) (Alternative Minimum Tax)	6/25 at 100.00	BB–	19,268,714
34,715	Total Oklahoma			37,642,082

	Oregon – 0.1%

750	Clackamas County Hospital Facility Authority, Oregon, Senior Living Revenue Bonds, Willamette View Project, Series 2017A, 5.000%, 11/15/32	11/25 at 102.00	N/R	838,245

280	Multnomah County Hospital Facilities Authority, Oregon, Revenue Bonds, Mirabella South Waterfront, Refunding Series 2014A, 5.000%, 10/01/19	No Opt. Call	N/R	285,877

840	Oregon Facilities Authority, Revenue Bonds, College Housing Northwest Projects, Refunding Series 2013, 4.000%, 10/01/21	No Opt. Call	BBB–	881,689

430	Oregon Facilities Authority, Revenue Bonds, Redmond Proficiency Academy Project, Series 2016A, 4.500%, 6/15/28	6/25 at 100.00	N/R	424,561

970	Oregon Facilities Authority, Revenue Bonds, Trillium Charter School Project, Refunding Series 2007A, 6.875%, 11/01/27	11/21 at 100.00	N/R	982,532

550	Polk County Hospital Facility Authority, Oregon, Revenue Bonds, Dallas Retirement Village Project, Series 2015A, 5.000%, 7/01/25	No Opt. Call	N/R	593,004

405	Port of Saint Helens, Oregon, Pollution Control Revenue Bonds, Boise Cascade Project, Series 1997, 5.650%, 12/01/27	9/18 at 100.00	N/R	404,980
4,225	Total Oregon			4,410,888

	Pennsylvania – 5.1%

	Allegheny Country Industrial Development Authority, Pennsylvania, Environmental Improvement Revenue Bonds, United States Steel Corporation Project, Refunding Series 2009:
10,500	6.750%, 11/01/24	11/19 at 100.00	B	10,753,995
1,370	6.875%, 5/01/30	11/19 at 100.00	B	1,395,413

5,045	Allegheny Country Industrial Development Authority, Pennsylvania, Environmental Improvement Revenue Bonds, United States Steel Corporation Project, Refunding Series 2011, 6.750%, 12/01/27	12/21 at 100.00	B	5,262,238

400	Allegheny County Higher Education Building Authority, Pennsylvania, University Revenue Bonds, Robert Morris University, Series 2008A, 6.000%, 10/15/38 (Pre-refunded 10/15/18)	10/18 at 100.00	Baa3 (7)	405,136

3,000	Allegheny County Hospital Development Authority, Pennsylvania, Revenue Bonds, University of Pittsburgh Medical Center System, Series 2007A-1, 2.400%, 2/01/37 (3-Month LIBOR*67% reference rate + 0.82% spread) (5)	8/18 at 100.00	A+	2,911,500

580	Allegheny County Industrial Development Authority, Pennsylvania, Charter School Revenue Bonds, Propel Charter School-Sunrise, Series 2013, 5.250%, 7/15/23	No Opt. Call	BB+	606,077

8,675	Allegheny County Redevelopment Authority, Pennsylvania, TIF Revenue Bonds, Pittsburg Mills Project, Series 2004, 5.600%, 7/01/23	9/18 at 100.00	N/R	8,547,564

2,000	Allentown Commercial and Industrial Development Authority, Pennsylvania, Revenue Bonds, Executive Education Academy Charter School, Series 2017, 5.875%, 7/01/32, 144A	7/24 at 100.00	N/R	1,984,000

625	Allentown Neighborhood Improvement Zone Development Authority, Pennsylvania, Tax Revenue Bonds, City Center Project, Series 2018, 5.000%, 5/01/28, 144A	No Opt. Call	Ba1	700,706

Nuveen Short Duration High Yield Municipal Bond Fund (continued)

Portfolio of Investments    June 30, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Pennsylvania (continued)

	Allentown Neighborhood Improvement Zone Development Authority, Pennsylvania, Tax Revenue Bonds, City Center Refunding Project, Series 2017:
$3,750	5.000%, 5/01/27, 144A	No Opt. Call	Ba1	$4,173,825
4,825	5.000%, 5/01/32, 144A	5/27 at 100.00	Ba1	5,274,449

2,000	Allentown Neighborhood Improvement Zone Development Authority, Pennsylvania, Tax Revenue Bonds, Series 2012A, 5.000%, 5/01/32	5/22 at 100.00	Baa3	2,099,180

6,190	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2005A, 4.000%, 1/01/35 (Mandatory put 7/01/21) (4)	No Opt. Call	N/R	3,095,000

4,225	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy Generation Project, Series 2008B, 4.250%, 10/01/47 (Mandatory put 4/01/21) (4)	No Opt. Call	N/R	4,045,438

7,940	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generation Project, Series 2006A, 3.500%, 4/01/41 (Mandatory put 6/01/20) (4)	No Opt. Call	N/R	3,970,000

17,840	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generation Project, Series 2006B, 3.500%, 12/01/35 (Mandatory put 6/01/20) (4)	No Opt. Call	N/R	8,920,000

8,470	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generation Project, Series 2008A, 2.700%, 4/01/35 (4)	No Opt. Call	N/R	4,235,000

3,210	Bucks County Industrial Development Authority, Pennsylvania, Environmental Improvement Revenue Bonds, U.S. Steel Corporation, Refunding Series 2011, 6.750%, 6/01/26	12/21 at 100.00	B	3,365,525

3,130	Bucks County Industrial Development Authority, Pennsylvania, Revenue Bonds, School Lane Charter School Project, Series 2016, 5.000%, 3/15/26	No Opt. Call	BBB–	3,426,661

2,890	Butler County Industrial Development Authority, Pennsylvania, Revenue Refunding Bonds, AK Steel Corporation Project, Series 2012-A, 6.250%, 6/01/20 (Alternative Minimum Tax)	No Opt. Call	B–	2,937,540

	Chester County Health and Education Facilities Authority, Pennsylvania, Revenue Bonds, Simpson Senior Services Project, Series 2015A:
905	5.000%, 12/01/21	No Opt. Call	N/R	957,825
295	5.000%, 12/01/30	12/25 at 100.00	N/R	306,458

1,755	Chester County Industrial Development Authority, Pennsylvania, Avon Grove Charter School Revenue Bonds, Series 2017A, 4.000%, 12/15/27	No Opt. Call	BBB–	1,765,969

1,975	Chester County Industrial Development Authority, Pennsylvania, Revenue Bonds, Collegium Chater School Project, Series 2012A, 5.000%, 10/15/22	No Opt. Call	BB+	2,085,343

1,500	Chester County Industrial Development Authority, Pennsylvania, Revenue Bonds, Collegium Chater School Project, Series 2017A, 5.000%, 10/15/27	4/27 at 100.00	BB+	1,568,715

805	Chester County Industrial Development Authority, Pennsylvania, Revenue Bonds, Renaissance Academy Charter School Project, Series 2014, 3.750%, 10/01/24	No Opt. Call	BBB–	819,643

1,000	Clarion County Industrial Development Authority, Pennsylvania, Revenue Bonds, Clarion University Foundation Inc. Student Housing Project at Clarion University, Series 2014A, 5.000%, 7/01/34	7/24 at 100.00	Baa3	1,051,740

	Dallas Area Municipal Authority, Pennsylvania, Revenue Bonds, Misericordia University, Series 2014:
655	5.000%, 5/01/23	No Opt. Call	Baa3	716,216
500	5.000%, 5/01/24	No Opt. Call	Baa3	551,675

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Pennsylvania (continued)

$7,620	Delaware Valley Regional Finance Authority, Pennsylvania, Local Government Revenue Bonds, Series 2007C, 1.994%, 6/01/27 (3-Month LIBOR*67% reference rate + 0.65% spread) (5)	No Opt. Call	A+	$7,368,311

515	Doylestown Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Series 2013A, 5.000%, 7/01/22	No Opt. Call	BBB–	555,113

870	East Allegheny School District, Allegheny County, Pennsylvania, General Obligation Bonds, Limited Tax Series 2018A, 4.125%, 10/01/39 – BAM Insured	10/22 at 100.00	A2	876,194

270	East Hempfield Township Industrial Development Authority, Pennsylvania, Student Services Inc. – Student Housing Project at Millersville University, Series 2013, 4.000%, 7/01/19	No Opt. Call	BBB–	274,352

	East Hempfield Township Industrial Development Authority, Pennsylvania, Student Services Inc. – Student Housing Project at Millersville University, Series 2014:
790	5.000%, 7/01/20	No Opt. Call	BBB–	826,933
870	5.000%, 7/01/22	No Opt. Call	BBB–	941,853
405	5.000%, 7/01/24	No Opt. Call	BBB–	447,035
1,000	5.000%, 7/01/29	7/24 at 100.00	BBB–	1,079,920

1,000	Lancaster County Hospital Authority, Pennsylvania, Health Center Revenue Bonds, Saint Anne’s Retirement Community, Inc., Series 2012, 5.000%, 4/01/27	4/22 at 100.00	BB+	1,037,920

	Lancaster County Hospital Authority, Pennsylvania, Revenue Bonds, United Zion Retirement Community, Series 2017A:
1,000	4.500%, 12/01/29	6/27 at 100.00	N/R	1,012,880
500	5.000%, 12/01/32	6/27 at 100.00	N/R	520,030

	Lancaster Industrial Development Authority, Pennsylvania, Revenue Bonds, Garden Spot Village Project, Series 2013:
1,000	5.000%, 5/01/20	No Opt. Call	BBB	1,048,390
1,000	5.000%, 5/01/22	No Opt. Call	BBB	1,085,350

3,230	Monroe County Industrial Development Authority, Pennsylvania, Special Obligation Revenue Bonds, Tobyhanna Township Project, Series 2014, 6.875%, 7/01/33, 144A	7/24 at 100.00	N/R	3,287,720

	Montgomery County Higher Education and Health Authority, Pennsylvania, Revenue Bonds, Holy Redeemer Health System Inc., Refunding Series 2014A:
1,165	5.000%, 10/01/24	No Opt. Call	Baa3	1,296,727
1,200	5.000%, 10/01/25	10/24 at 100.00	Baa3	1,314,924
2,030	5.000%, 10/01/26	10/24 at 100.00	Baa3	2,210,061

1,000	Montgomery County Industrial Development Authority, Pennsylvania, Revenue Bonds, Whitemarsh Continuing Care Retirement Community Project, Series 2015, 5.000%, 1/01/30	1/25 at 100.00	N/R	1,013,830

1,845	Northampton County Industrial Development Authority, Pennsylvania, Tax Increment Financing Revenue Bonds, Route 33 Project, Series 2013, 7.000%, 7/01/32	7/23 at 100.00	N/R	2,107,673

635	Northeastern Pennsylvania Hospital and Education Authority, University Revenue Bonds, Wilkes University Project, Refunding Series 2016A, 5.000%, 3/01/27	3/26 at 100.00	BBB	697,598

8,585	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, Shippingport Project, First Energy Guarantor, Series 2005A, 3.750%, 12/01/40 (Mandatory put 7/01/20) (4)	No Opt. Call	N/R	4,292,500

11,900	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Refunding Bonds, PPL Energy Supply, LLC Project, Series 2009B, 5.000%, 12/01/38 (Mandatory put 9/01/20)	No Opt. Call	B2	11,988,774

44,695	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Refunding Bonds, PPL Energy Supply, LLC Project, Series 2009C, 5.000%, 12/01/37 (Mandatory put 9/01/20)	No Opt. Call	B2	45,028,425

Nuveen Short Duration High Yield Municipal Bond Fund (continued)

Portfolio of Investments    June 30, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Pennsylvania (continued)

$3,240	Pennsylvania Economic Development Financing Authority, Health System Revenue Bonds , Albert Einstein Healthcare, Series 2009A, 6.250%, 10/15/23 (Pre-refunded 10/15/19)	10/19 at 100.00	N/R (7)	$3,388,198

	Pennsylvania Economic Development Financing Authority, Private Activity Revenue Bonds, Pennsylvania Rapid Bridge Replacement Project, Series 2015:
350	5.000%, 6/30/24 (Alternative Minimum Tax)	No Opt. Call	BBB	390,362
750	5.000%, 12/31/26 (Alternative Minimum Tax)	6/26 at 100.00	BBB	847,350

6,050	Pennsylvania Economic Development Financing Authority, Solid Waste Disposal Revenue Bonds, USG Corporation Project, Series 1999, 6.000%, 6/01/31 (Alternative Minimum Tax)	12/18 at 100.00	Ba2	6,061,374

175	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, AICUP Financing Program-Delaware Valley College of Science and Agriculture Project, Series 2012 LL1, 5.000%, 11/01/19	No Opt. Call	Ba1	177,821

120	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Edinboro University Foundation Student Housing Project, Series 2010, 5.800%, 7/01/30 (Pre-refunded 7/01/20)	7/20 at 100.00	N/R (7)	129,337

	Philadelphia Authority for Industrial Development Senior Living Facilities, Pennsylvania, Revenue Bonds, Wesley Enhanced Living Obligated Group, Series 2017A:
200	5.000%, 7/01/31	7/27 at 100.00	BB	216,554
500	5.000%, 7/01/32	7/27 at 100.00	BB	539,810

2,255	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Nueva Esperanza, Inc. – Esperanza Academy Charter School, Series 2013, 6.375%, 1/01/23	No Opt. Call	N/R	2,335,346

70	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, Nineth Series, 2010, 5.000%, 8/01/19 – AGM Insured	No Opt. Call	BBB+	72,418

875	Quakertown, Pennsylvania, General Authority Health Facilities Revenue USDA Loan Anticipation Notes and Revenue Bonds for LifeQuest Obligated Group, Series 2017C, 5.300%, 7/01/42	7/22 at 100.00	N/R	876,243

	Scranton, Lackawanna County, Pennsylvania, General Obligation Bonds, Refunding Series 2017:
1,745	5.000%, 9/01/24, 144A	No Opt. Call	BB+	1,893,883
405	5.000%, 9/01/25, 144A	No Opt. Call	BB+	439,692
420	5.000%, 9/01/26, 144A	No Opt. Call	BB+	455,062
440	5.000%, 9/01/27, 144A	No Opt. Call	BB+	476,960
1,585	5.000%, 9/01/28, 144A	9/27 at 100.00	BB+	1,706,744
1,650	5.000%, 9/01/29, 144A	9/27 at 100.00	BB+	1,767,579

	Scranton, Lackawanna County, Pennsylvania, General Obligation Notes, Series 2016:
2,245	5.000%, 11/15/26	5/24 at 100.00	BB+	2,393,888
2,615	5.000%, 11/15/32	5/24 at 100.00	BB+	2,742,063

220	South Fork Municipal Authority, Pennsylvania, Hospital Revenue Bonds, Conemaugh Valley Memorial Hospital, Series 2010, 5.000%, 7/01/20 (ETM)	No Opt. Call	N/R (7)	226,439

370	Southcentral Pennsylvania General Authority, Revenue Bonds, Hanover Hospital Inc., Series 2013, 5.000%, 12/01/20	No Opt. Call	A+	395,271

3,200	St. Mary Hospital Authority, Pennsylvania, Health System Revenue Bonds, Catholic Health East, Series 2007F, 2.399%, 11/15/34 (3-Month LIBOR*67% reference rate + 0.83% spread) (5)	9/18 at 100.00	AA–	3,094,048

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Pennsylvania (continued)

	The Hospitals and Higher Education Facilities Authority of Philadelphia, Pennsylvania, Hospital Revenue Bonds, Temple University Health System Obligated Group, Series of 2017:
$1,750	5.000%, 7/01/31	7/27 at 100.00	Ba1	$1,935,413
1,000	5.000%, 7/01/32	7/27 at 100.00	Ba1	1,103,520
1,370	5.000%, 7/01/33	7/27 at 100.00	Ba1	1,506,301
5,210	5.000%, 7/01/34	7/27 at 100.00	Ba1	5,703,335

845	Washington County Redevelopment Authority, Pennsylvania, Tanger Outlet Victory Center Tax Increment Bonds, Series 2018, 4.000%, 7/01/23	No Opt. Call	BB	848,794
238,835	Total Pennsylvania			219,969,149

	Rhode Island – 0.1%

	Providence Redevelopment Agency, Rhode Island, Revenue Bonds, Public Safety and Municipal Building Projects, Refunding Series 2015A:
1,500	5.000%, 4/01/23	No Opt. Call	BBB–	1,658,940
1,500	5.000%, 4/01/24	No Opt. Call	BBB–	1,678,140

1,115	Rhode Island Health and Educational Building Corporation, Revenue Bonds, Care New England Health System, Series 2013A, 5.000%, 9/01/23 (ETM)	No Opt. Call	BB– (7)	1,271,178
4,115	Total Rhode Island			4,608,258

	South Carolina – 0.2%

750	Richland County, South Carolina, Environmental Improvement Revenue Bonds, International Paper Company Project, Refunding Series 2014A, 3.875%, 4/01/23 (Alternative Minimum Tax)	No Opt. Call	BBB	798,615

60	South Carolina Jobs-Economic Authority, Student Housing Revenue Bonds, Coastal Housing Foundation, LLC Project, Series 2009A, 5.500%, 4/01/20 (ETM)	No Opt. Call	N/R (7)	62,554

415	South Carolina Jobs-Economic Development Authority, Economic Development Revenue Bonds, Palmetto Scholars Academy Project, Series 2015A, 4.500%, 8/15/25, 144A	2/25 at 100.00	BB	416,158

735	South Carolina Jobs-Economic Development Authority, Economic Development Revenue Bonds, York Preparatory Academy Project, Series 2014A, 5.750%, 11/01/23	No Opt. Call	N/R	760,100

	South Carolina Jobs-Economic Development Authority, Health Facilities Revenue Bonds, Lutheran Homes of South Carolina Inc., Series 2013:
1,870	5.000%, 5/01/21	No Opt. Call	N/R	1,978,423
1,170	5.000%, 5/01/22	No Opt. Call	N/R	1,254,415
1,000	5.000%, 5/01/23	No Opt. Call	N/R	1,080,820

400	South Carolina Jobs-Economic Development Authority, Hospital Revenue Bonds, Palmetto Health, Refunding Series 2013A, 5.250%, 8/01/24 (Pre-refunded 8/01/23)	8/23 at 100.00	BBB+ (7)	460,796

	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Refunding Series 2016A:
540	5.000%, 12/01/27	6/26 at 100.00	A+	603,844
125	5.000%, 12/01/28	6/26 at 100.00	A+	139,134
830	5.000%, 12/01/29	6/26 at 100.00	A+	919,590

	Walnut Creek Improvement District, Lancaster County, South Carolina, Assessment Revenue Bonds, Series 2016A-1:
525	3.125%, 12/01/22	No Opt. Call	N/R	526,176
1,310	5.000%, 12/01/26	12/23 at 100.00	N/R	1,388,168
9,730	Total South Carolina			10,388,793

Nuveen Short Duration High Yield Municipal Bond Fund (continued)

Portfolio of Investments    June 30, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	South Dakota – 0.0%

$160	Rapid City, South Dakota, Airport Revenue Bonds, Passenger Facility Charge Supported, Refunding Series 2011A, 5.000%, 12/01/20	12/19 at 100.00	Baa3	$167,214

	Tennessee – 1.4%

1,000	Blount County Health and Educational Facilities Board, Tennessee, Revenue Refunding Bonds, Asbury, Inc., Series 2016A, 5.000%, 1/01/31	1/25 at 102.00	N/R	1,065,480

	Bristol Industrial Development Board, Tennessee, State Sales Tax Revenue Bonds, Pinnacle Project, Capital Appreciation Series 2016B:
500	0.000%, 12/01/18, 144A	No Opt. Call	N/R	493,225
1,205	0.000%, 12/01/19, 144A	No Opt. Call	N/R	1,145,991
1,180	0.000%, 12/01/20, 144A	No Opt. Call	N/R	1,074,815
775	0.000%, 12/01/21, 144A	No Opt. Call	N/R	670,313
1,000	0.000%, 12/01/22, 144A	No Opt. Call	N/R	820,700

1,500	Bristol Industrial Development Board, Tennessee, Tax Increment Revenue Bonds, Pinnacle Project, Series 2016, 5.000%, 6/01/27	6/26 at 100.00	N/R	1,534,890

	Chattanooga-Hamilton County Hospital Authority, Tennessee, Hospital Revenue Bonds, Erlanger Health System, Refunding Series 2014A:
700	5.000%, 10/01/24	No Opt. Call	Baa2	781,683
1,135	5.000%, 10/01/25	10/24 at 100.00	Baa2	1,264,015

1,000	Johnson City Health and Educational Facilities Board, Tennessee, Revenue Bonds, Appalachian Christian Village Project, Refunding & Improvement Series 2013, 4.000%, 2/15/23	No Opt. Call	BB–	963,570

	Knox County Health, Educational, and Housing Facilities Board, Tennessee, Revenue Bonds, Provision Center for Proton Therapy Project, Series 2014:
20,180	5.250%, 5/01/25, 144A	11/24 at 100.00	N/R	18,239,289
3,685	6.000%, 5/01/34, 144A	11/24 at 100.00	N/R	3,257,540

1,060	Memphis/Shelby County Economic Development Growth Engine Industrial Development Board, Tennessee, Tax Increment Revenue Bonds, Graceland Project, Senior Series 2017A, 4.750%, 7/01/27	No Opt. Call	N/R	1,122,021

1,860	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Revenue Bonds, Knowledge Academy Charter School, Series 2017A, 4.625%, 6/15/27, 144A	No Opt. Call	N/R	1,829,198

	The Health and Educational Facilities Board of the City of Franklin, Tennessee, Revenue Bonds, Provision Cares Proton Therapy Center, Nashville Project, Series 2017A:
4,000	6.500%, 6/01/27, 144A	No Opt. Call	N/R	4,052,960
12,635	7.125%, 6/01/32, 144A	6/27 at 100.00	N/R	13,345,340

850	The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series 2006A, 5.250%, 9/01/21	No Opt. Call	BBB+	926,814

5,456	The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series 2006B, 5.625%, 9/01/26	No Opt. Call	BBB	6,243,464

	The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series 2006C:
925	5.000%, 2/01/20	No Opt. Call	Baa2	968,318
40	5.000%, 2/01/24	No Opt. Call	Baa2	44,799
190	5.000%, 2/01/25	No Opt. Call	Baa2	214,341
60,876	Total Tennessee			60,058,766

	Texas – 6.0%

520	Argyle, Texas, Special Assessment Revenue Bonds, Highlands of Argyle Public Improvement District 1 Project, Series 2017, 4.250%, 9/01/27	No Opt. Call	N/R	515,689

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Texas (continued)

$1,000	Argyle, Texas, Special Assessment Revenue Bonds, Waterbrook of Argyle Public Improvement District Project, Series 2018, 4.625%, 9/01/28, 144A	No Opt. Call	N/R	$995,930

700	Arlington Higher Education Finance Corporation, Texas, Education Revenue Bonds, Wayside Schools, Series 2016A, 3.800%, 8/15/26	8/21 at 100.00	BB+	697,074

160	Arlington Higher Education Finance Corporation, Texas, Education Revenue Bonds, Arlington Classics Academy, Series 2010A, 7.000%, 8/15/28	8/20 at 100.00	BBB–	172,510

	Arlington Higher Education Finance Corporation, Texas, Education Revenue Bonds, Leadership Prep School, Series 2016A:
695	4.000%, 6/15/26	6/21 at 100.00	BB	692,644
210	5.000%, 6/15/36	6/21 at 100.00	BB	212,808

730	Arlington Higher Education Finance Corporation, Texas, Education Revenue Bonds, UME Preparatory Academy, Taxable Series 2017A, 4.550%, 8/15/28	8/27 at 100.00	N/R	727,044

1,150	Aubrey, Denton County, Texas, Special Assessment Revenue Bonds, Winn Ridge South Public Improvement District Project, Series 2017, 5.500%, 9/01/27, 144A	No Opt. Call	N/R	1,144,193

	Austin Convention Enterprises Inc., Texas, Convention Center Hotel Revenue Bonds, Refunding First Tier Series 2017A:
165	5.000%, 1/01/30	1/27 at 100.00	BBB+	188,047
1,800	5.000%, 1/01/31	1/27 at 100.00	BBB+	2,050,434
1,700	5.000%, 1/01/32	1/27 at 100.00	BBB+	1,929,568
985	5.000%, 1/01/33	1/27 at 100.00	BBB+	1,116,734
580	5.000%, 1/01/34	1/27 at 100.00	BBB+	652,065

	Austin Convention Enterprises Inc., Texas, Convention Center Hotel Revenue Bonds, Refunding Second Tier Series 2017B:
575	5.000%, 1/01/27	No Opt. Call	BBB–	642,833
390	5.000%, 1/01/28	1/27 at 100.00	BBB–	436,617
725	5.000%, 1/01/29	1/27 at 100.00	BBB–	813,370
700	5.000%, 1/01/30	1/27 at 100.00	BBB–	778,211

265	Austin, Texas, Estancia Hill Country Public Improvement District, Area 1 Special Assessment Revenue Bonds, Series 2013, 4.500%, 11/01/18	No Opt. Call	N/R	265,713

2,600	Celina, Texas, Special Assessment Revenue Bonds, Creeks of Legacy Public Improvement District Phase 1 Project, Series 2014, 6.375%, 9/01/28	9/22 at 103.00	N/R	2,610,868

1,050	Celina, Texas, Special Assessment Revenue Bonds, Creeks of Legacy Public Improvement District Phase 2 & 3 Major improvement Project, Series 2014, 6.750%, 9/01/24	9/22 at 103.00	N/R	1,048,310

305	Celina, Texas, Special Assessment Revenue Bonds, Glen Crossing Public Improvement District Phase 1 Project, Series 2016, 4.200%, 9/01/27	9/26 at 100.00	N/R	294,398

650	Celina, Texas, Special Assessment Revenue Bonds, Lakes at Mustang Ranch Public Improvement District Phase 1 Project, Series 2015, 5.375%, 9/01/28	9/20 at 103.00	N/R	653,582

1,350	Celina, Texas, Special Assessment Revenue Bonds, Lakes at Mustang Ranch Public Improvement District Phase 2-9 Major improvement Project, Series 2015, 5.500%, 9/01/24	9/22 at 103.00	N/R	1,357,385

1,350	Celina, Texas, Special Assessment Revenue Bonds, Ownsby Farms Public Improvement District Phase 1 Project, Series 2017, 5.750%, 9/01/32	9/27 at 100.00	N/R	1,343,425

520	Celina, Texas, Special Assessment Revenue Bonds, Ownsby Farms Public Improvement District Phase 2 Major Improvement Project, Series 2017, 6.125%, 9/01/32	9/27 at 100.00	N/R	522,662

	Celina, Texas, Special Assessment Revenue Bonds, Wells North Public Improvement District Neighborhood Improvement Area 1 Project, Series 2016:
375	4.375%, 9/01/26, 144A	9/22 at 103.00	N/R	370,800
100	5.000%, 9/01/36, 144A	9/22 at 103.00	N/R	98,122

Nuveen Short Duration High Yield Municipal Bond Fund (continued)

Portfolio of Investments    June 30, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Texas (continued)

$10,070	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien, Series 2015A, 5.000%, 1/01/40	7/25 at 100.00	Baa2	$11,039,237

780	City of Shenandoah, Montgomery County, Texas, Special Assessment Revenue Bonds, Metropark Public Improvement District, Series 2018, 5.000%, 9/01/28	No Opt. Call	N/R	776,880

700	Clifton Higher Education Finance Corporation, Texas, Education Revenue Bonds, Idea Public Schools, Series 2016B, 5.000%, 8/15/26	No Opt. Call	BBB+	796,390

910	Club Municipal Management District 1, Texas, Special Assessment Revenue Bonds, Improvement Area 1 Project, Series 2016, 5.750%, 9/01/28	9/23 at 103.00	N/R	884,047

350	Comal County, Texas, Special Assessment Revenue Bonds, Crossings Public Improvement District, Series 2017, 4.000%, 9/01/27	No Opt. Call	N/R	345,755

1,400	Dallas County Schools, Texas, Public Property Finance Contractual Obligations, Series 2014, 5.000%, 6/01/22	No Opt. Call	B3	1,340,052

920	Danbury Higher Education Authority, Texas, Charter School Revenue Bonds, John H. Wood Jr. Public Charter District, Inspire Academies, Series 2013A, 5.250%, 8/15/23	No Opt. Call	BBB–	962,716

	Decatur Hospital Authority, Texas, Revenue Bonds, Wise Regional Health System, Series 2014A:
255	5.000%, 9/01/21	No Opt. Call	BBB–	271,929
230	5.000%, 9/01/22	No Opt. Call	BBB–	248,984
325	5.000%, 9/01/23	No Opt. Call	BBB–	356,015
305	5.000%, 9/01/24	No Opt. Call	BBB–	335,823
1,785	5.250%, 9/01/29	9/24 at 100.00	BBB–	1,956,681

1,170	Flower Mound, Texas, Special Assessment Revenue Bonds, River Walk Public Improvement District 1, Series 2014, 6.125%, 9/01/28	9/19 at 103.00	N/R	1,189,644

11,080	Gulf Coast Industrial Development Authority, Texas, Solid Waste Disposal Revenue Bonds, Citgo Petroleum Corporation Project, Series 1995, 4.875%, 5/01/25 (Alternative Minimum Tax)	10/22 at 100.00	B3	11,458,714

785	Gulf Coast Industrial Development Authority, Texas, Solid Waste Disposal Revenue Bonds, Citgo Petroleum Corporation Project, Series 1998, 8.000%, 4/01/28 (Alternative Minimum Tax)	9/18 at 100.00	B3	792,293

	Hackberry, Texas, Combination Special Assessment and Contract Revenue Road and Utility Bonds, Hidden Cove Improvement District 2, Series 2017:
280	4.000%, 9/01/23	No Opt. Call	BBB	297,279
295	4.000%, 9/01/24	No Opt. Call	BBB	313,007
310	4.000%, 9/01/25	No Opt. Call	BBB	326,765
335	4.000%, 9/01/27	No Opt. Call	BBB	349,355

560	Hackberry, Texas, Special Assessment Revenue Bonds, Hackberry Public Improvement District 3 Phase 13-16 Project, Refunding & Improvement Series 2017, 4.500%, 9/01/27	No Opt. Call	N/R	571,950

200	Hackberry, Texas, Special Assessment Revenue Bonds, Hackberry Public Improvement District 3 Phase13 Project, Series 2014, 6.000%, 9/01/26 (Pre-refunded 9/01/19)	9/19 at 103.00	N/R (7)	215,034

500	Hackberry, Texas, Special Assessment Revenue Bonds, Hackberry Public Improvement District 3 Phase14-16 Project, Series 2014, 6.750%, 9/01/28 (Pre-refunded 9/01/19)	9/19 at 103.00	N/R (7)	544,030

425	Hackberry, Texas, Special Assessment Revenue Bonds, Rivendale by the Lake Public Improvement District 2 Phases 4-6, Series 2017, 4.125%, 9/01/27	No Opt. Call	N/R	420,984

	Harris County Cultural Education Facilities Finance Corporation, Texas, Revenue Refunding Bonds, Young Men’s Christian Association of the Greater Houston Area, Series 2013A:
915	5.000%, 6/01/23	No Opt. Call	Baa3	1,005,420
1,400	5.000%, 6/01/28	6/23 at 100.00	Baa3	1,499,176

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Texas (continued)

	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Refunding Second Lien Series 2014C:
$425	5.000%, 11/15/23	No Opt. Call	BBB	$475,320
545	5.000%, 11/15/24	No Opt. Call	BBB	617,174

5,500	Harrison County Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, Good Shepherd Health System, Refunding Series 2010, 5.250%, 7/01/28	7/20 at 100.00	Ba3	5,712,905

2,000	Hays County, Texas, Special Assessment Revenue Bonds, La Cima Improvement District Major Public Improvement Project, Series 2015, 6.250%, 9/15/27	9/25 at 100.00	N/R	1,990,120

1,250	Houston, Texas, Airport System Special Facilities Revenue Bonds, Continental Airlines Inc. – Terminal Improvement Project, Refunding Series 2011, 6.500%, 7/15/30 (Alternative Minimum Tax)	7/21 at 100.00	Ba3	1,367,562

5,000	Houston, Texas, Airport System Special Facilities Revenue Bonds, United Airlines Inc. Terminal Improvement Project, Refunding Series 2015C, 5.000%, 7/15/20 (Alternative Minimum Tax)	No Opt. Call	BB	5,267,650

6,000	Houston, Texas, Airport System Special Facilities Revenue Bonds, United Airlines, Inc. Airport Improvement Projects, Series 2018C, 5.000%, 7/15/28 (Alternative Minimum Tax)	No Opt. Call	BB	6,718,140

3,000	Houston, Texas, Airport System Special Facilities Revenue Bonds, United Airlines, Inc. Technical Operations Center Project, Series 2018, 5.000%, 7/15/28 (Alternative Minimum Tax)	No Opt. Call	BB	3,359,070

	Houston, Texas, Airport System Special Facilities Revenue Bonds, United Airlines, Inc. Terminal E Project, Refunding Series 2014:
9,250	4.500%, 7/01/20 (Alternative Minimum Tax)	No Opt. Call	Ba3	9,646,362
13,775	4.750%, 7/01/24 (Alternative Minimum Tax)	No Opt. Call	Ba3	14,887,882

1,000	Kerrville Health Facilities Development Corporation, Texas, Revenue Bonds, Sid Peterson Memorial Hospital Project, Series 2015, 5.000%, 8/15/25	No Opt. Call	BBB+	1,123,870

1,500	Leander, Texas, Special Assessment Revenue Bonds, Deerbrooke Public Improvement District Southern Improvement Area Project, Series 2017, 4.125%, 9/01/28, 144A	9/26 at 100.00	N/R	1,487,025

700	Leander, Texas, Special Assessment Revenue Bonds, Oak Creek Public Improvement District, Series 2014, 5.375%, 9/01/28	9/19 at 103.00	N/R	700,847

565	Little Elm, Texas, Special Assessment Revenue Bonds, Hillstone Pointe Public Improvement District 2 Phase 1-1A Project, Series 2017, 5.250%, 9/01/27, 144A	No Opt. Call	N/R	560,101

425	Little Elm, Texas, Special Assessment Revenue Bonds, Lakeside Estates Public Improvement District 2 Project, Series 2017, 4.500%, 9/01/27, 144A	No Opt. Call	N/R	419,331

340	Lufkin Health Facilities Development Corporation, Texas, Health System Revenue Bonds, Memorial Health System of East Texas, Refunding Series 2009, 5.750%, 2/15/19 (ETM)	No Opt. Call	N/R (7)	348,789

50	Matagorda County Navigation District 1, Texas, Pollution Control Revenue Bonds, AEP Texas Central Company Project, Remarketing, Series 2008-1, 4.000%, 6/01/30	6/23 at 100.00	Baa1	51,393

500	McLendon-Chisholm, Texas, Special Assessment Revenue Bonds, Public Improvement District Phase 1, Series 2015, 5.125%, 9/15/28	9/20 at 103.00	N/R	503,705

300	Mesquite Health Facilities Development Corporation, Texas, Retirement Facility Revenue Bonds, Christian Care Centers Inc., Series 2014, 5.000%, 2/15/24	No Opt. Call	BB+	319,761

7,670	Mission Economic Development Corporation, Texas, Revenue Bonds, Natgasoline Project, Series 2016B, 5.750%, 10/01/31, 144A (Alternative Minimum Tax)	10/18 at 103.00	BB–	7,938,066

6,665	Mission Economic Development Corporation, Texas, Solid Waste Disposal Revenue Bonds, CarbonLITE Recycling, LLC Project, Series 2016, 6.500%, 12/01/33, 144A (Alternative Minimum Tax)	12/23 at 103.00	N/R	6,581,621

Nuveen Short Duration High Yield Municipal Bond Fund (continued)

Portfolio of Investments    June 30, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Texas (continued)

$5,865	Mission Economic Development Corporation, Texas, Water Supply Revenue Bonds, Enviro Water Minerals Project, Green Bonds, Series 2015, 6.500%, 1/01/26, 144A (Alternative Minimum Tax) (4)	No Opt. Call	N/R	$5,066,539

	Montgomery County Toll Road Authority, Texas, Toll Road Revenue Bonds, Senior Lien Series 2018:
715	5.000%, 9/15/33	9/25 at 100.00	BBB–	785,563
1,590	5.000%, 9/15/35	9/25 at 100.00	BBB–	1,736,328
1,110	5.000%, 9/15/36	9/25 at 100.00	BBB–	1,212,153
1,745	5.000%, 9/15/37	9/25 at 100.00	BBB–	1,904,423

	New Hope Cultural Education Facilities Finance Corporation, Texas, Education Revenue Bonds, Jubilee Academic Center, Series 2017A:
400	3.625%, 8/15/22, 144A	8/21 at 100.00	BB	396,892
610	4.250%, 8/15/27, 144A	8/21 at 100.00	BB	600,014

1,290	New Hope Cultural Education Facilities Finance Corporation, Texas, Education Revenue Bonds, Compass Academy Charter School Inc., Series 2016A, 4.000%, 8/01/28, 144A	8/21 at 100.00	BB	1,236,143

1,805	New Hope Cultural Education Facilities Finance Corporation, Texas, Retirement Facility Revenue Bonds, Wesleyan Homes, Inc. Project, Series 2014, 5.000%, 1/01/24	No Opt. Call	N/R	1,901,892

New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing Revenue Bonds, CHF-Collegiate Housing Corpus Christi I, L.L.C. – Texas A&M University-Corpus Christi Project, Series 2014A:

465	4.000%, 4/01/20	No Opt. Call	BBB–	471,245
540	5.000%, 4/01/21	No Opt. Call	BBB–	563,296
655	5.000%, 4/01/23	No Opt. Call	BBB–	694,922
690	5.000%, 4/01/24	No Opt. Call	BBB–	736,368
300	5.000%, 4/01/25	4/24 at 100.00	BBB–	318,405
3,280	5.000%, 4/01/29	4/24 at 100.00	BBB–	3,462,171

355	New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing Revenue Bonds, CHF-Collegiate Housing Corpus Christi II, L.L.C. – Texas A&M University-Corpus Christi Project, Series 2016A, 5.000%, 4/01/36	4/26 at 100.00	Ba2	367,649

New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing Revenue Bonds, CHF-Collegiate Housing Foundation – College Station I LLC – Texas A&M University Project, Series 2014A:

450	4.000%, 4/01/24 – AGM Insured	No Opt. Call	A2	474,782
2,250	5.000%, 4/01/29	4/24 at 100.00	BBB–	2,441,205

725	New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing Revenue Bonds, CHF-Collegiate Housing Foundation – Stephenville II, L.L.C. – Tarleton State University Project, Series 2014A, 5.000%, 4/01/29	4/24 at 100.00	BBB–	787,792

430	New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing Revenue Bonds, CHF-Collegiate Housing Foundation – Stephenville III, L.L.C. – Tarleton State University Project, Series 2015A, 5.000%, 4/01/24	No Opt. Call	BBB–	476,965

	New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing Revenue Bonds, CHF-Collegiate Housing Galveston-Texas A&M University at Galveston Project, Series 2014A:
305	5.000%, 4/01/24	No Opt. Call	Baa3	339,163
2,345	5.000%, 4/01/29	4/24 at 100.00	Baa3	2,603,138

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Texas (continued)

	New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing Revenue Bonds, NCCD – College Station Properties LLC – Texas A&M University Project, Series 2015A:
$260	3.000%, 7/01/22	No Opt. Call	CCC	$232,089
480	5.000%, 7/01/24	No Opt. Call	CCC	428,270
13,500	5.000%, 7/01/30	7/25 at 100.00	CCC	12,041,190

1,000	Newark Higher Education Finance Corporation, Texas, Education Revenue Bonds, Austin Achieve Public Schools, Inc., Series 2017A, 5.000%, 6/15/32	6/22 at 100.00	N/R	1,008,520

175	Ponder, Texas, Special Assessment Revenue Bonds, Public Improvement District 1 Estates at Remington Park, Series 2017, 4.000%, 9/01/27	No Opt. Call	N/R	173,271

1,970	Reagan Hospital District of Reagan County, Texas, Limited Tax Revenue Bonds, Series 2014A, 5.000%, 2/01/29	2/24 at 100.00	Ba2	2,060,541

500	Red River Health Facilities Development Corporation, Texas, First Mortgage Revenue Bonds, Eden Home Inc., Series 2012, 5.625%, 12/15/22 (4)	12/21 at 100.00	N/R	290,000

	Rowlett, Texas, Special Assessment Revenue Bonds, Bayside Public Improvement District North Improvement Area, Series 2016:
185	4.900%, 9/15/24	3/24 at 102.00	N/R	181,309
400	5.375%, 9/15/30	3/24 at 102.00	N/R	391,224

670	Royse City, Rockwall County, Texas, Special Assessment Revenue Bonds, Waterscape Public improvement District Improvement Area 1 Project, Series 2017, 4.250%, 9/15/28, 144A	9/27 at 100.00	N/R	662,315

900	Royse City, Rockwall County, Texas, Special Assessment Revenue Bonds, Waterscape Public improvement District Major Improvement Area Project, Series 2017, 4.750%, 9/15/28, 144A	9/27 at 100.00	N/R	890,622

	SA Energy Acquisition Public Facilities Corporation, Texas, Gas Supply Revenue Bonds, Series 2007:
770	5.500%, 8/01/22	No Opt. Call	BBB+	861,230
450	5.500%, 8/01/27	No Opt. Call	BBB+	534,087

3,270	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Retirement Facility Revenue Bonds, Buckner Senior Living Ventana Project, Series 2017A, 6.000%, 11/15/27	5/27 at 100.00	N/R	3,550,304

5,250	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Retirement Facility Revenue Bonds, Buckner Senior Living Ventana Project, TEMPS 50 Series 2017B-3, 3.875%, 11/15/22	5/19 at 100.00	N/R	5,253,150

6,500	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Retirement Facility Revenue Bonds, Buckner Senior Living Ventana Project, TEMPS 65 Series 2017B-2, 4.500%, 11/15/23	11/19 at 100.00	N/R	6,548,555

8,750	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Retirement Facility Revenue Bonds, Buckner Senior Living Ventana Project, TEMPS 80 Series 2017B-1, 5.625%, 11/15/24	11/19 at 100.00	N/R	8,925,087

1,155	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Retirement Facility Revenue Bonds, Northwest Senior Housing-Edgemere Project, Refunding Series 2015A, 5.000%, 11/15/22	No Opt. Call	BBB–	1,244,917

1,000	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Retirement Facility Revenue Bonds, Buckingham Senior Living Community, Inc. Project, Series 2007, 5.500%, 11/15/22	9/18 at 100.00	B	1,000,030

1,845	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Retirement Facility Revenue Bonds, Buckingham Senior Living Community, Inc. Project, Series 2015A, 5.000%, 11/15/25	No Opt. Call	B	1,801,606

Nuveen Short Duration High Yield Municipal Bond Fund (continued)

Portfolio of Investments    June 30, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Texas (continued)

$5,730	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Retirement Facility Revenue Bonds, Buckingham Senior Living Community, Inc. Project, Series 2015B-1, 4.500%, 11/15/21	9/18 at 100.00	B	$5,680,378

35,280	Texas Municipal Gas Acquisition and Supply Corporation I, Gas Supply Revenue Bonds, Series 2006C, 3.018%, 12/15/26 (3-Month LIBOR*67% reference rate + 1.45% spread) (5)	9/18 at 100.00	N/R	35,279,647

200	Texas Municipal Gas Acquisition and Supply Corporation III, Gas Supply Revenue Bonds, Series 2012, 5.000%, 12/15/19	No Opt. Call	BBB	208,590

750	Town Of Hickory Creek, Denton County, Texas, Special Assessment Revenue Bonds, Hickory Creek Public Improvement District, Series 2018, 5.125%, 9/01/28 (WI/DD, Settling 7/11/18)	No Opt. Call	N/R	751,163

	Travis County Health Facilities Development Corporation, Texas, First Mortgage Revenue Bonds, Longhorn Village Project, Refunding Series 2012A:
665	6.000%, 1/01/22	1/21 at 100.00	N/R	696,714
250	6.000%, 1/01/22 (Pre-refunded 1/01/21)	1/21 at 100.00	N/R (7)	275,177

	Viridian Municipal Management District, Texas, Assessment Revenue Bonds, Series 2015:
352	4.000%, 12/01/21	No Opt. Call	N/R	363,440
550	4.000%, 12/01/27	12/24 at 100.00	N/R	541,926

675	Vista Lago, Travis County, Texas, Special Assessment Revenue Bonds, Tessera on Lake Travis Public Improvement District Improvement Area #2 Project, Series 2018, 4.500%, 9/01/27	No Opt. Call	N/R	667,481

	Westlake, Texas, Special Assessment Revenue Bonds, Solana Public Improvement District, Series 2015:
3,000	5.500%, 9/01/25	No Opt. Call	N/R	3,018,990
1,840	6.125%, 9/01/35	9/25 at 100.00	N/R	1,854,113
250,337	Total Texas			256,698,874

	Utah – 0.5%

2,100	Box Elder County, Utah, Solid Waste Disposal Revenue Bonds, Promontory Point Res, LLC, Senior Series 2017A , 8.000%, 12/01/39, 144A (Alternative Minimum Tax)	12/27 at 100.00	N/R	2,002,161

16,000	Salt Lake County, Utah, Research Facility Revenue Bonds, Huntsman Cancer Foundation, Series 2013A-1, 5.000%, 12/01/33 (Mandatory put 12/15/20) (Pre-refunded 12/17/18)	12/18 at 100.00	N/R (7)	16,253,120

600	Utah Charter School Finance Authority, Utah, Charter School Revenue Bonds, Spectrum Academy Project, Series 2015, 4.300%, 4/15/25, 144A	4/20 at 100.00	BB+	605,922

	Utah State Charter School Finance Authority, Charter School Revenue Bonds, Entheos Academy, Improvement & Refunding Series 2013A:
110	3.625%, 10/15/18	No Opt. Call	BB+	110,213
500	6.500%, 10/15/33	10/18 at 100.00	BB+	503,110

2,760	Utah State Charter School Finance Authority, Revenue Bonds, Channing Hall Project, Refunding Series 2017A, 4.500%, 7/15/27, 144A	No Opt. Call	BB	2,733,725
22,070	Total Utah			22,208,251

	Vermont – 0.2%

2,190	Burlington, Vermont, Airport Revenue Bonds, Refunding Series 2012A, 4.000%, 7/01/28	7/22 at 100.00	BBB–	2,266,015

	Burlington, Vermont, Electric System Revenue Bonds, Series 2011A:
265	5.500%, 7/01/29 (Pre-refunded 7/01/21)	7/21 at 100.00	A3 (7)	292,560
315	5.625%, 7/01/30 (Pre-refunded 7/01/21)	7/21 at 100.00	A3 (7)	348,900
460	5.750%, 7/01/31 (Pre-refunded 7/01/21)	7/21 at 100.00	A3 (7)	511,170

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Vermont (continued)

	Vermont Educational and Health Buildings Financing Agency, Revenue Bonds, Champlain College Project, Series 2016A:
$695	5.000%, 10/15/26	No Opt. Call	BBB	$788,067
875	5.000%, 10/15/28	10/26 at 100.00	BBB	979,982
1,000	5.000%, 10/15/30	10/26 at 100.00	BBB	1,113,850
1,000	5.000%, 10/15/31	10/26 at 100.00	BBB	1,110,800

	Vermont Educational and Health Buildings Financing Agency, Revenue Bonds, Saint Michael’s College Project, Series 2012:
170	5.000%, 10/01/24	10/22 at 100.00	BBB	182,886
555	5.000%, 10/01/25	10/22 at 100.00	BBB	593,190
805	5.000%, 10/01/27	10/22 at 100.00	BBB	854,161
8,330	Total Vermont			9,041,581

	Virgin Islands – 0.4%

475	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Refunding Series 2012A, 5.000%, 10/01/32	10/22 at 100.00	N/R	394,844

	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Refunding Series 2014C:
955	5.000%, 10/01/19	No Opt. Call	N/R	919,187
660	5.000%, 10/01/24	No Opt. Call	N/R	583,275
450	5.000%, 10/01/30	10/24 at 100.00	N/R	377,438

	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Senior Lien Series 2010A:
4,060	5.000%, 10/01/25	10/20 at 100.00	Caa2	3,785,950
565	5.000%, 10/01/29	10/20 at 100.00	Caa2	516,975

885	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Series 2009B, 5.000%, 10/01/18	No Opt. Call	Caa2	885,575

510	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Series 2012A, 5.000%, 10/01/32	10/22 at 100.00	Caa2	464,100

1,605	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Subordinate Lien Series 2010B, 5.000%, 10/01/25	10/20 at 100.00	Caa3	1,408,387

1,970	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Refunding Bonds, Series 2009C, 5.000%, 10/01/18	No Opt. Call	Caa3	1,970,099

1,070	Virgin Islands Public Finance Authority, Matching Fund Revenue Loan Note – Diageo Project, Series 2009A, 6.750%, 10/01/37	10/19 at 100.00	Caa3	906,825

2,380	Virgin Islands Water and Power Authority, Electric System Revenue Bonds, Refunding Series 2010A, 5.000%, 7/01/18	No Opt. Call	CCC	2,380,000

3,610	Virgin Islands Water and Power Authority, Electric System Revenue Bonds, Series 2003, 4.500%, 7/01/28 – AMBAC Insured	9/18 at 100.00	CCC	3,610,325

1,000	Virgin Islands Water and Power Authority, Electric System Revenue Bonds, Series 2007B, 5.000%, 7/01/31	9/18 at 100.00	CCC	850,000
20,195	Total Virgin Islands			19,052,980

	Virginia – 0.6%

	Ballston Quarter Community Development Authority, Arlington County, Virginia, Revenue Bonds, Series 2016A:
1,000	5.000%, 3/01/26	No Opt. Call	N/R	1,033,960
2,000	5.125%, 3/01/31	3/27 at 100.00	N/R	2,088,720

Nuveen Short Duration High Yield Municipal Bond Fund (continued)

Portfolio of Investments    June 30, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Virginia (continued)

$2,730	Bristol Industrial Development Agency, Virginia, Revenue Bonds, The Falls-Bristol Project, Series 2014B, 5.000%, 11/01/29	11/24 at 100.00	N/R	$2,653,041

970	Cherry Hill Community Development Authority, Virginia, Special Assessment Bonds, Potomac Shores Project, Series 2015, 4.500%, 3/01/25, 144A	No Opt. Call	N/R	990,700

960	Fredericksburg Economic Development Authority, Virginia, Hospital Facilities Revenue Bonds, MediCorp Health System, Series 2007, 5.250%, 6/15/20	No Opt. Call	Baa1	1,017,466

	Fredericksburg Economic Development Authority, Virginia, Revenue Bonds, Mary Washington Healthcare Obligated Group, Refunding Series 2014:
1,000	5.000%, 6/15/26	6/24 at 100.00	Baa1	1,115,150
2,000	5.000%, 6/15/27	6/24 at 100.00	Baa1	2,224,520

1,935	Lower Magnolia Green Community Development Authority, Virginia, Special Assessment Bonds, Series 2015, 4.000%, 3/01/25, 144A	No Opt. Call	N/R	1,946,958

2,622	Peninsula Town Center Community Development Authority, Virginia, Special Obligation Bonds, Series 2007, 6.250%, 9/01/24	8/18 at 100.00	N/R	2,625,697

2,790	Richmond Redevelopment and Housing Authority, Virginia, Multi-Family Housing Revenue Bonds, American Tobacco Apartments, Series 2017, 3.125%, 7/01/20, 144A	7/19 at 100.00	N/R	2,778,952

	Virginia College Building Authority, Educational Facilities Revenue Bonds, Marymount University Project, Green Series 2015B:
1,480	5.000%, 7/01/23, 144A	No Opt. Call	BB+	1,610,610
1,550	5.000%, 7/01/24, 144A	No Opt. Call	BB+	1,702,861
1,635	5.000%, 7/01/25, 144A	No Opt. Call	BB+	1,806,266

100	Virginia Small Business Financing Authority, Private Activity Revenue Bonds, Transform 66 P3 Project, Senior Lien Series 2017, 5.000%, 12/31/47 (Alternative Minimum Tax)	6/27 at 100.00	Baa3	109,786

345	Virginia Small Business Financing Authority, Solid Waste Disposal Revenue Bonds, Covanta Project, Series 2018, 5.000%, 1/01/48, 144A (Alternative Minimum Tax)	1/23 at 100.00	B	351,403
23,117	Total Virginia			24,056,090

	Washington – 0.9%

1,140	King County Public Hospital District 4, Washington, General Obligation Bonds, Snoqualmie Valley Hospital, Refunding Limited Tax Series 2015A, 4.250%, 12/01/25	No Opt. Call	N/R	1,124,998

	Kitsap County Consolidated Housing Authority, Washington, Pooled Tax Credit Housing Revenue Bonds, Series 2007:
2,150	5.500%, 6/01/27 (Alternative Minimum Tax)	9/18 at 100.00	N/R	2,152,150
1,500	5.600%, 6/01/37 (Alternative Minimum Tax)	9/18 at 100.00	N/R	1,501,095

	Port of Pasco, Washington, Airport and General Port Revenue Bonds, Series 2014A:
1,110	5.000%, 12/01/23 (Alternative Minimum Tax)	No Opt. Call	A–	1,233,565
1,165	5.000%, 12/01/24 (Alternative Minimum Tax)	6/24 at 100.00	A–	1,303,029

1,000	Port of Seattle Industrial Development Corporation, Washington, Special Facilities Revenue Refunding Bonds, Delta Air Lines, Inc. Project, Series 2012, 5.000%, 4/01/30 (Alternative Minimum Tax)	4/23 at 100.00	BBB–	1,088,710

	Skagit County Public Hospital District 1, Washington, Revenue Bonds, Skagit Valley Hospital, Refunding & Improvement Series 2016:
3,975	5.000%, 12/01/29	12/26 at 100.00	Baa2	4,378,661
2,145	5.000%, 12/01/31	12/26 at 100.00	Baa2	2,351,413

325	Tacoma Consolidated Local Improvement District 65, Washington, Special Assessment Bonds, Series 2013, 5.750%, 4/01/43	4/19 at 100.00	N/R	325,985

590	Tukwila, Washington, Special Assessment Bonds, Local Improvement District 33 Series 2013, 4.500%, 1/15/23	1/19 at 100.00	BBB	596,177

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Washington (continued)

$6,065	Washington Economic Development Finance Authority, Environmental Facilities Revenue Bonds, Columbia Pulp I, LLC Project, Series 2017A, 7.500%, 1/01/32, 144A (Alternative Minimum Tax)	1/28 at 100.00	N/R	$7,164,766

5,000	Washington Health Care Facilities Authority, Revenue Bonds, Catholic Health Initiative, Tender Option Bond Trust 2015-XF1017, 4.465%, 1/01/35, 144A (IF) (6)	7/24 at 100.00	BBB+	5,221,700

1,000	Washington Health Care Facilities Authority, Revenue Bonds, Virginia Mason Medical Center, Series 2017, 5.000%, 8/15/32	8/27 at 100.00	BBB	1,126,160

	Washington State Health Care Facilities Authority, Revenue Bonds, Central Washington Health Services Association, Series 2009:
45	6.250%, 7/01/24	7/19 at 100.00	Baa1	46,517
70	6.250%, 7/01/24 (Pre-refunded 7/01/19)	7/19 at 100.00	N/R (7)	73,156

1,000	Washington State Higher Education Facilities Authority Revenue Bonds, Whitworth University Project, Series 2012, 5.000%, 10/01/27	4/22 at 100.00	Baa1	1,070,660

830	Washington State Housing Finance Commission, Non-Profit Housing Revenue Bonds, Bayview Manor Senior Project, Refunding Series 2016A, 4.000%, 7/01/26, 144A	7/24 at 102.00	N/R	834,208

1,350	Washington State Housing Finance Commission, Non-Profit Housing Revenue Bonds, Herons Key Senior Living, Series 2015A, 6.000%, 7/01/25, 144A	No Opt. Call	N/R	1,425,600

100	Washington State Housing Finance Commission, Non-Profit Housing Revenue Bonds, Mirabella Project, Series 2012A, 6.000%, 10/01/22, 144A	No Opt. Call	N/R	106,934

1,000	Washington State Housing Finance Commission, Non-profit Housing Revenue Bonds, Presbyterian Retirement Communities Northwest Project, Refunding Series 2016A, 5.000%, 1/01/31, 144A	1/25 at 102.00	BB+	1,079,120

205	Washington State Housing Finance Commission, Non-Profit Housing Revenue Bonds, Presbyterian Retirement Communities Northwest Project, Refunding Series 2013A, 5.000%, 1/01/23, 144A	No Opt. Call	N/R	217,034

190	Washington State Housing Finance Commission, Non-Profit Housing Revenue Bonds, Presbyterian Retirement Communities Northwest Project, Refunding Series 2013, 5.000%, 1/01/23 (ETM)	No Opt. Call	N/R (7)	205,023

1,000	Washington State Housing Finance Commission, Nonprofit Refunding Revenue Bonds, Wesley Homes at Lea Hill Project, Series 2016, 5.000%, 7/01/31, 144A	7/26 at 100.00	N/R	1,057,330

	Washington State Housing Finance Commission, Revenue Bonds, Rockwood Retirement Communities Project, Series 2014A:
2,235	6.000%, 1/01/24, 144A	No Opt. Call	N/R	2,406,402
1,500	7.500%, 1/01/49, 144A	1/24 at 100.00	N/R	1,744,620
36,690	Total Washington			39,835,013

	West Virginia – 0.4%

	Glenville State College, West Virginia, Revenue Bonds, Refunding & Improvement Series 2017:
2,500	4.000%, 6/01/27	No Opt. Call	N/R	2,452,150
1,500	4.500%, 6/01/32	6/27 at 100.00	N/R	1,435,560

1,855	Kanawha County Commission, West Virginia, Student Housing Revenue Bonds, West Virginia State University Foundation Inc., Series 2013, 5.750%, 7/01/23	No Opt. Call	Ba2	1,932,428

1,400	Monongalia County Commission, West Virginia, Special District Excise Tax Revenue, University Town Centre Economic Opportunity Development District, Refunding & Improvement Series 2017A, 4.500%, 6/01/27, 144A	No Opt. Call	N/R	1,398,936

6,340	West Virginia Economic Development Authority, Energy Revenue Bonds, Morgantown Energy Associates Project, Refunding Series 2016, 2.875%, 12/15/26 (Alternative Minimum Tax)	No Opt. Call	Baa3	6,251,050

Nuveen Short Duration High Yield Municipal Bond Fund (continued)

Portfolio of Investments    June 30, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	West Virginia (continued)

$4,000	West Virginia Hospital Finance Authority, Hospital Revenue Bonds, Thomas Health System, Inc., Series 2008, 6.750%, 10/01/43	10/18 at 100.00	N/R	$4,014,800
17,595	Total West Virginia			17,484,924

	Wisconsin – 4.2%

1,915	Green Bay Redevelopment Authority, Wisconsin, Industrial Development Revenue Bonds, Fort James Project, Series 1999, 5.600%, 5/01/19 (Alternative Minimum Tax)	No Opt. Call	N/R	1,958,815

480	Hudson Housing Authority, Wisconsin, Multifamily Housing Revenue Bonds, Cedar Ridge Apartments Project, Series 2013A, 4.250%, 6/01/23	No Opt. Call	N/R	481,910

3,075	Lac Courte Oreilles Band of Lake Superior Chippewa Indians, Wisconsin, General Revenue Bonds, Refunding Series 2017, 6.750%, 6/01/32	12/27 at 100.00	N/R	3,031,212

135	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Cornerstone Charter Academy, North Carolina, Series 2016A, 4.250%, 2/01/26, 144A	No Opt. Call	N/R	134,563

1,000	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Corvian Community School Bonds, North Carolina, Series 2017A, 4.250%, 6/15/29, 144A	6/24 at 100.00	N/R	1,013,100

825	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Envision Science Academy Project, Series 2016A, 4.125%, 5/01/26, 144A	No Opt. Call	N/R	810,604

1,615	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Explore Knowledge Foundation Las Vegas Project, Series 2012A, 5.750%, 7/15/32	7/22 at 100.00	BBB–	1,724,868

	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, North Carolina Charter Educational Foundation Project, Series 2016A:
8,750	4.100%, 6/15/26, 144A	No Opt. Call	N/R	8,360,100
3,010	5.000%, 6/15/36, 144A	6/26 at 100.00	N/R	2,856,039

3,585	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Phoenix Academy Charter School, North Carolina, Series 2017A, 5.000%, 6/15/27, 144A	6/24 at 100.00	N/R	3,536,638

2,425	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Pine Lake Preparatory, North Carolina, Series 2015, 4.350%, 3/01/25, 144A	No Opt. Call	BB+	2,469,814

465	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Research Triangle High School Project, North Carolina, Series 2015A, 4.375%, 7/01/25, 144A	No Opt. Call	N/R	471,575

1,745	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Uwharrie Charter Academy, North Carolina, Series 2017A, 4.500%, 6/15/29, 144A	6/27 at 100.00	N/R	1,713,887

475	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Voyager Foundation Inc. of North Carolina, Series 2012A, 5.500%, 10/01/22	No Opt. Call	BB+	504,051

275	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Voyager Foundation, Inc. of North Carolina Project, Series 2014A, 4.125%, 10/01/24	10/22 at 100.00	BB+	279,323

	Public Finance Authority of Wisconsin, Contract Revenue Bonds, Mercer Crossing Public Improvement District Project, Series 2017:
3,765	6.000%, 3/01/22, 144A	No Opt. Call	N/R	3,762,176
3,280	6.750%, 3/01/27, 144A	No Opt. Call	N/R	3,258,418

510	Public Finance Authority of Wisconsin, Educational Facility Revenue Bonds, LEAD Academy Project, Series 2016A, 4.250%, 8/01/26, 144A	No Opt. Call	N/R	492,374

	Public Finance Authority of Wisconsin, Educational Facility Revenue Bonds, The ASK Academy Project, Series 2015A:
670	5.250%, 2/01/25	No Opt. Call	N/R	668,499
1,380	5.750%, 2/01/35	2/25 at 100.00	N/R	1,353,932

6,780	Public Finance Authority of Wisconsin, Exempt Facilities Revenue Bonds, National Gypsum Company Project, Refunding Series 2014, 5.250%, 4/01/30 (Alternative Minimum Tax)	11/24 at 100.00	N/R	7,261,041

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Wisconsin (continued)

$1,210	Public Finance Authority of Wisconsin, Exempt Facilities Revenue Bonds, National Gypsum Company Project, Refunding Series 2016, 4.000%, 8/01/35 (Alternative Minimum Tax)	8/26 at 100.00	N/R	$1,186,466

	Public Finance Authority of Wisconsin, Healthcare Facility Expansion Revenue Bonds, Church Homes of Hartford Inc. Project, Refunding Series 2015A:
660	4.000%, 9/01/20, 144A	No Opt. Call	BB	677,596
1,250	5.000%, 9/01/25, 144A	No Opt. Call	BB	1,356,262

26,365	Public Finance Authority of Wisconsin, Limited Obligation Grant Revenue Bonds, American Dream @ Meadowlands Project, Series 2017A, 6.250%, 8/01/27, 144A	No Opt. Call	N/R	28,150,174

	Public Finance Authority of Wisconsin, Limited Obligation PILOT Revenue Bonds, American Dream @ Meadowlands Project, Series 2017:
25,700	5.000%, 12/01/27, 144A	No Opt. Call	N/R	27,428,068
13,250	6.500%, 12/01/37, 144A	12/27 at 100.00	N/R	15,149,520

1,700	Public Finance Authority of Wisconsin, Revenue Bonds, Alabama Proton Therapy Center, Senior Series 2017A, 6.250%, 10/01/31, 144A	10/27 at 100.00	N/R	1,669,808

440	Public Finance Authority of Wisconsin, Revenue Bonds, Carolina International School, Series 2013A, 6.000%, 8/01/23, 144A	No Opt. Call	BB+	471,500

2,670	Public Finance Authority of Wisconsin, Revenue Bonds, Roseman University of Health Sciences, Series 2015, 5.000%, 4/01/25	No Opt. Call	BB	2,843,630

3,455	Public Finance Authority of Wisconsin, Senior Airport Facilities Revenue and Refunding Bonds, TrIPS Obligated Group, Series 2012B, 5.000%, 7/01/22 (Alternative Minimum Tax)	No Opt. Call	BBB	3,637,735

	Public Finance Authority of Wisconsin, Senior Living Facility Revenue Bonds, Mary’s Woods at Marylhurst Inc., Series 2017A:
1,910	5.000%, 5/15/26, 144A	5/25 at 102.00	BB	2,119,317
1,215	5.000%, 5/15/31, 144A	5/25 at 102.00	BB	1,327,290

620	Public Finance Authority of Wisconsin, Senior Living Facility Revenue Bonds, Mary’s Woods at Marylhurst Inc., TEMPS 70 Series 2017B-2, 3.500%, 11/15/23, 144A	5/19 at 100.00	BB	625,270

410	Public Finance Authority of Wisconsin, Senior Living Facility Revenue Bonds, Mary’s Woods at Marylhurst Inc., TEMPS 85 Series 2017B-1, 3.950%, 11/15/24, 144A	11/19 at 100.00	BB	416,933

	Public Finance Authority of Wisconsin, Student Housing Revenue Bonds, Collegiate Housing Foundation – Cullowhee LLC – Western California University Project, Series 2015A:
140	5.000%, 7/01/22	No Opt. Call	BBB–	152,116
540	5.000%, 7/01/23	No Opt. Call	BBB–	594,221

560	Public Finance Authority, Wisconsin, Educational Revenue Bonds, Lake Norman Charter School, Series 2018A, 4.000%, 6/15/28, 144A	6/26 at 100.00	BBB–	575,361

5,000	Public Finance Authority, Wisconsin, Revenue Bonds, Prime Healthcare Foundation, Inc., Series 2017A, 5.000%, 12/01/27	No Opt. Call	BBB–	5,219,550

	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Mile Bluff Medical Center, Inc., Series 2014:
645	5.000%, 5/01/23	No Opt. Call	N/R	673,890
1,250	5.000%, 5/01/26	5/24 at 100.00	N/R	1,301,800

	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, American Baptist Homes of the Midwest Obligated Group, Refunding Series 2017:
1,675	3.500%, 8/01/22	No Opt. Call	N/R	1,681,734
3,815	5.000%, 8/01/27	8/24 at 103.00	N/R	4,025,588
4,015	5.000%, 8/01/32	8/24 at 103.00	N/R	4,138,943

Nuveen Short Duration High Yield Municipal Bond Fund (continued)

Portfolio of Investments    June 30, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Wisconsin (continued)

	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Rogers Memorial Hospital, Inc., Series 2014A:
$300	5.000%, 7/01/21	No Opt. Call	A	$320,880
750	5.000%, 7/01/22	No Opt. Call	A	814,905
385	5.000%, 7/01/25	7/24 at 100.00	A	426,511
670	5.000%, 7/01/26	7/24 at 100.00	A	736,839

	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Saint John’s Communities Inc., Series 2015B:
100	4.000%, 9/15/22	No Opt. Call	BBB–	103,915
100	4.000%, 9/15/23	9/22 at 100.00	BBB–	103,356
100	4.000%, 9/15/24	9/22 at 100.00	BBB–	102,641
100	4.000%, 9/15/25	9/22 at 100.00	BBB–	102,326

	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Three Pillars Senior Living Communities, Refunding Series 2013:
200	5.000%, 8/15/21	No Opt. Call	A	220,718
200	5.000%, 8/15/22	No Opt. Call	A	225,874

	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Vernon Memorial Healthcare Inc., Series 2014:
945	5.000%, 3/01/24	No Opt. Call	BBB–	1,040,105
525	5.000%, 3/01/25	3/24 at 100.00	BBB–	571,851
820	5.000%, 3/01/26	3/24 at 100.00	BBB–	887,445
1,095	5.000%, 3/01/27	3/24 at 100.00	BBB–	1,178,636
1,130	5.000%, 3/01/28	3/24 at 100.00	BBB–	1,212,716

4,020	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Woodland Hills Senior Housing Project, Series 2014, 5.000%, 12/01/29	12/22 at 102.00	N/R	4,280,496

1,500	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Dickson Hollow Project. Series 2014, 4.250%, 10/01/24	10/22 at 102.00	N/R	1,596,855

	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Fort Healthcare, Series 2014:
1,485	5.000%, 5/01/24	No Opt. Call	BBB+	1,651,884
350	5.000%, 5/01/25	5/24 at 100.00	BBB+	385,977
800	5.000%, 5/01/26	5/24 at 100.00	BBB+	877,752

4,400	Wisconsin Public Finance Authority, Revenue Bonds, SearStone Continuing Care Retirement Community, Refunding Series 2017A, 4.250%, 6/01/27	6/23 at 104.00	N/R	4,367,616

6,015	Wisconsin Public Finance Authority, Revenue Bonds, SearStone Continuing Care Retirement Community, Series 2017B, 4.125%, 6/01/24	6/23 at 104.00	N/R	6,003,872
170,645	Total Wisconsin			178,778,881

	Wyoming – 0.2%

	Sweetwater County, Wyoming, Hospital Revenue Bonds, Memorial Hospital Project, Refunding Series 2013A:
1,230	5.000%, 9/01/23	No Opt. Call	BB+	1,320,577
1,045	5.000%, 9/01/24	9/23 at 100.00	BB+	1,111,274
1,360	5.000%, 9/01/25	9/23 at 100.00	BB+	1,444,932
1,310	5.000%, 9/01/30	9/23 at 100.00	BB+	1,364,889

1,100	Wyoming Community Development Authority, Student Housing Revenue Bonds, CHF-Wyoming, L.L.C. – University of Wyoming Project, Series 2011, 6.250%, 7/01/31	7/21 at 100.00	Baa3	1,171,434
6,045	Total Wyoming			6,413,106
$4,062,063	Total Long-Term Investments (cost $4,079,888,548)			4,142,848,991

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	SHORT-TERM INVESTMENTS – 2.9%

	MUNICIPAL BONDS – 2.9%

	Delaware – 1.4%

$60,000	Delaware Valley Regional Finance Authority, Pennsylvania, Local Government Revenue Bonds, Variable Rate Demand Obligations, Series 2018E, 2.289%, 9/01/48 (Mandatory put 9/01/25) (1-Month LIBOR*67% reference rate + 0.88% spread) (5), (10)	9/24 at 100.00	A+	$60,034,200

	Kentucky – 0.3%

12,000	Kentucky Economic Development Finance Authority, Revenue Bonds, Catholic Health Initiatives, Variable Rate Demand Obligations, Series 2011B-3, 2.910%, 2/01/46 (Mandatory put 2/03/25) (SIFMA reference rate + 1.40% spread) (5), (10)	8/24 at 100.00	BBB+	12,225,000

	New York – 0.6%

25,000	New York State Energy Research and Development Authority, Pollution Control Revenue Bonds, Niagara Mohawk Power Corporation, Variable Rate Demand Obligations, Series 2004A, 5.230%, 7/01/29 – SYNCORA GTY Insured (10)	9/18 at 100.00	A	25,000,000

	Texas – 0.1%

2,250	Irving Hospital Authority, Texas, Hospital Revenue Bonds, Baylor Scott & White Medical Center-Irving, Variable Rate Demand Obligations, Series 2017B, 2.610%, 10/15/44 (Mandatory put 10/15/23) (SIFMA reference rate + 1.10% spread) (5), (10)	4/23 at 100.00	Baa2	2,250,900

	Washington – 0.5%

20,000	Washington Health Care Facilities Authority, Revenue Bonds, Catholic Health Initiative, Variable Rate Demand Obligations, Series 2013B-2, 2.910%, 1/01/35 (Mandatory put 1/01/25) (SIFMA reference rate + 1.40% spread) (5), (10)	7/24 at 100.00	BBB+	20,221,800
$119,250	Total Short-Term Investments (cost $119,669,315)			119,731,900
	Total Investments (cost $4,199,557,863) – 99.7%			4,262,580,891
	Borrowings – (1.5)%			(64,600,000)
	Floating Rate Obligations – (0.6)%			(24,450,000)
	Other Assets Less Liabilities – 2.4% (11)			101,515,810
	Net Assets – 100%			$4,275,046,701

Investments in Derivatives

Futures Contracts

Description	Contract Position	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable/ (Payable)
U.S. Treasury 10-Year Note	Short	(383)	9/18	$(46,159,480)	$(46,031,812)	$127,668	$—

Credit Default Swaps – OTC Uncleared

Counterparty	Referenced Entity	Buy/Sell Protection (12)	Current Credit Spread (13)	Notional Amount	Fixed Rate (Annualized)	Fixed Rate Payment Frequency	Maturity Date	Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Citigroup Global Markets Inc.	City of Chicago	Sell	1.18%	$10,000,000	1.000%	Quarterly	6/20/21	$(19,924)	$(698,058)	$678,134	(9)

Nuveen Short Duration High Yield Municipal Bond Fund (continued)

Portfolio of Investments    June 30, 2018

(Unaudited)

Interest Rate Swaps – OTC Cleared

Notional Amount	Fund Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate (Annualized)	Fixed Rate Payment Frequency	Effective Date (14)	Maturity Date	Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Variation Margin Receivable/ (Payable)
$215,000,000	Receive	3-Month LIBOR	2.309%	Semi-Annually	1/09/19	1/09/23	$5,083,322	$1,004	$5,082,318	$70,501
45,000,000	Receive	3-Month LIBOR	2.850	Semi-Annually	4/08/19	4/08/28	404,560	785	403,775	17,838
							$5,487,882	$1,789	$5,486,093	$88,339

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$—	$4,142,482,056	$366,935	$4,142,848,991
Short-Term Investments:
Municipal Bonds	—	119,731,900	—	119,731,900
Investments in Derivatives:
Futures Contracts*	127,668	—	—	127,668
Credit Default Swaps*	—	—	678,134	678,134
Interest Rate Swaps*	—	5,486,093	—	5,486,093
Total	$127,668	$4,267,700,049	$1,045,069	$4,268,872,786
*	Represents net unrealized appreciation (depreciation).

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

The tables below present the cost and unrealized appreciation (depreciation) of the Fund’s investment portfolio, as determined on a federal income tax basis, as of June 30, 2018.

For purposes of this disclosure, derivative tax cost is generally the sum of any upfront fees or premiums exchanged and any amounts unrealized for income statement reporting but realized in income and/or capital gains for tax reporting. If a particular derivative category does not disclose any tax unrealized appreciation or depreciation, the change in value of those derivatives have generally been fully realized for tax purposes.

Tax cost of investments	$4,168,501,035
Gross unrealized:
Appreciation	123,996,944
Depreciation	(54,367,164)
Net unrealized appreciation (depreciation) of investments	$69,629,780

Tax cost of futures contracts	$127,668
Net unrealized appreciation (depreciation) of futures contracts	—

Tax cost of swaps	$(696,269)
Net unrealized appreciation (depreciation) of swaps	6,164,227

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)

Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)

For financial reporting purposes, the ratings disclosed are the lowest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)

As of, or subsequent to, the end of the reporting period, this security is non-income producing. Non-income producing, in the case of a fixed-income security, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has ceased accruing additional income on the Fund’s records.

(5)	Variable rate security. The rate shown is the coupon as of the end of the reporting period.

(6)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives and/or inverse floating rate transactions.

(7)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.

(8)

On June 1, 2018, the Fund’s Adviser determined it was unlikely that this borrower would fulfill its entire obligation on this security, and therefore reduced the security’s interest rate of accrual from 5.625% to 2.250%.

(9)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.

(10)

Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment. The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.

(11)

Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as well as the OTC cleared and exchange-traded derivatives, when applicable.

(12)

The Fund entered into the credit default swaps to gain investment exposure to the referenced entity. Selling protection has a similar credit risk position to owning the referenced entity. Buying protection has a similar credit risk position to selling the referenced entity short.

(13)

The credit spread generally serves as an indication of the current status of the payment/performance risk and therefore the likelihood of default of the credit derivative. The credit spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a credit default swap contract. Higher credit spreads are indicative of higher likelihood of performance by the seller of protection.

(14)	Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each contract.

(15)	Step-up coupon bond, a bond with a coupon that increases (“steps up”), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.

144A

Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

ETM	Escrowed to maturity.

IF

Inverse floating rate security issued by a tender option bond (“TOB”) trust, the interest rate on which varies inversely with the Securities Industry Financial Markets Association (SIFMA) short-term rate, which resets weekly, or a similar short-term rate, and is reduced by the expenses related to the TOB trust.

LIBOR	London Inter-Bank Offered Rate

SIFMA	Securities Industry and Financial Market Association

UB	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

WI/DD	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.

Nuveen Strategic Municipal Opportunities Fund

Portfolio of Investments    June 30, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	LONG-TERM INVESTMENTS – 105.4%

	MUNICIPAL BONDS – 105.4%

	Alabama – 7.7%

$1,110	Black Belt Energy Gas District, Alabama, Gas Supply Revenue Bonds, Series 2016A, 4.000%, 7/01/46 (Mandatory put 6/01/21)	3/21 at 100.59	A1	$1,161,859

2,800	Jefferson County, Alabama, General Obligation Warrants, Refunding Series 2018A, 5.000%, 4/01/22	No Opt. Call	A3	3,083,416

250	Mobile Spring Hill College Educational Building Authority, Alabama, Revenue Bonds, Spring Hill College Project, Series 2015, 5.875%, 4/15/45	4/25 at 100.00	N/R	250,193

120	Selma Industrial Development Board, Alabama, Environmental Improvement Revenue Bonds, Zilkha Biomass Selma LLC Project, Series 2015, 7.500%, 5/01/25, 144A (Alternative Minimum Tax) (4)	No Opt. Call	N/R	95,075

2,760	Southeast Alabama Gas Supply District, Alabama, Gas Supply Revenue Bonds, Project 1, Series 2018A, 4.000%, 4/01/49 (Mandatory put 4/01/24)	1/24 at 100.27	A	2,948,480

1,995	Southeast Alabama Gas Supply District, Alabama, Gas Supply Revenue Bonds, Project 2, Series 2018A, 4.000%, 6/01/49 (Mandatory put 6/01/24)	3/24 at 100.28	A3	2,127,568
9,035	Total Alabama			9,666,591

	Arizona – 0.3%

40	Arizona Industrial Development Authority, Arizona, Education Revenue Bonds, Leman Academy of Excellence Projects, Series 2017A, 5.250%, 7/01/47, 144A	7/22 at 101.00	N/R	40,122

100	Arizona Industrial Development Authority, Education Revenue Bonds, Legacy Traditional School Southwest Las Vegas Nevada Campus, Series 2018, 5.250%, 7/01/22, 144A	7/19 at 101.00	N/R	99,294

100	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Legacy Traditional Schools East Mesa and Cadence, Nevada Campuses, Series 2017A, 4.000%, 7/01/22, 144A	7/19 at 101.00	N/R	98,047

100	Phoenix Industrial Development Authority, Arizona, Multifamily Housing Revenue Bonds, Deer Valley Veterans Assisted Living Project, Series 2016A, 5.125%, 7/01/36	7/24 at 101.00	N/R	98,785

100	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Edkey Charter Schools Project, Series 2016, 5.250%, 7/01/36	7/26 at 100.00	BB–	90,626
440	Total Arizona			426,874

	California – 14.1%

1,000	Antelope Valley Healthcare District, California, Revenue Bonds, Series 2016A, 5.250%, 3/01/36	3/26 at 100.00	Ba3	1,089,990

2,500	California Infrastructure and Economic Development Bank, Revenue Bonds, Pacific Gas and Electric Company, Refunding Series 2010E, 1.750%, 11/01/26 (Mandatory put 6/01/22)	No Opt. Call	BBB	2,390,825

410	California Municipal Finance Authority, Charter School Revenue Bonds, Palmdale Aerospace Academy Project, Series 2016A, 5.000%, 7/01/36, 144A	7/26 at 100.00	BB	425,867

100	California Municipal Finance Authority, Revenue Bonds, Creative Center of Los Altos Project Pinewood & Oakwood Schools, Series 2016B, 4.000%, 11/01/36, 144A	11/26 at 100.00	N/R	95,972

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

$1,000	California Municipal Finance Authority, Revenue Bonds, Eisenhower Medical Center, Series 2017A, 5.000%, 7/01/25	No Opt. Call	BBB–	$1,140,230

1,395	California Municipal Finance Authority, Revenue Bonds, Linxs APM Project, Senior Lien Series 2018A, 5.000%, 12/31/43 (Alternative Minimum Tax)	6/28 at 100.00	BBB+	1,570,156

260	California School Finance Authority, Charter School Revenue Bonds, Downtown College Prep – Obligated Group, Series 2016, 4.000%, 6/01/26, 144A	No Opt. Call	N/R	261,573

300	California School Finance Authority, Charter School Revenue Bonds, Rocketship Education – Obligated Group, Series 2016A, 5.000%, 6/01/31, 144A	6/25 at 100.00	N/R	315,912

300	California Statewide Communities Development Authority, California, Redlands Community Hospital, Revenue Bonds, Series 2016, 5.000%, 10/01/22	No Opt. Call	BBB+	329,631

500	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity Health System, Series 2005A, 5.500%, 7/01/39	7/18 at 100.00	CCC	491,995

1,000	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2018A-1, 5.000%, 6/01/47	6/22 at 100.00	N/R	1,027,810

675	Roseville, California, Special Tax Bonds, Community Facilities District 1 Fiddyment Ranch, Refunding Series 2017, 5.000%, 9/01/21	No Opt. Call	N/R	733,037

1,040	Sacramento County, California, Airport System Revenue Bonds, Refunding Senior Series 2018C, 5.000%, 7/01/37 (Alternative Minimum Tax)	7/28 at 100.00	A2	1,201,938

220	San Clemente, California, Special Tax Revenue Bonds, Community Facilities District 2006-1 Marblehead Coastal, Series 2015, 5.000%, 9/01/30	9/25 at 100.00	N/R	244,114

2,500	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International Airport, Second Series 2017A, 5.000%, 5/01/42 (Alternative Minimum Tax)	5/27 at 100.00	A+	2,837,400

3,770	San Francisco City and County Redevelopment Agency Successor Agency, California, Tax Allocation Bonds, Mission Bay South Redevelopment Project, Subordinate Series 2016D, 0.000%, 8/01/43, 144A	8/21 at 33.74	N/R	1,074,111

150	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue Bonds, Refunding Series 1997A, 0.000%, 1/15/32 – NPFG Insured	No Opt. Call	Baa2	88,230

1,405	South Tahoe Joint Powers Financing Authority, California, Revenue Bonds, South Tahoe Redevelopment Project Area 1, Refunding Series 2015A, 5.000%, 10/01/21 – NPFG Insured	No Opt. Call	BBB	1,537,660

100	Temecula Public Financing Authority, California, Special Tax Bonds, Community Facilities District 16-01, Series 2017, 5.500%, 9/01/27, 144A	No Opt. Call	N/R	100,612

	Upland, California, Certificates of Participation, San Antonio Regional Hospital, Series 2017.:
610	5.000%, 1/01/33	1/28 at 100.00	Baa2	685,469
45	5.000%, 1/01/34	1/28 at 100.00	Baa2	50,336
19,280	Total California			17,692,868

	Colorado – 5.5%

2,000	Arkansas River Power Authority, Colorado, Power Supply System Revenue Bonds, Refunding Series 2018A, 5.000%, 10/01/38 (WI/DD, Settling 7/03/18)	10/28 at 100.00	BBB–	2,223,520

400	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds World Compass Academy Project, Series 2017, 5.375%, 10/01/37	10/27 at 100.00	N/R	394,540

1,315	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Adventist Health System/Sunbelt Obligated Group, Series 2018B, 5.000%, 11/15/48 (Mandatory put 11/20/25) (WI/DD, Settling 7/12/18)	No Opt. Call	AA	1,525,965

500	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Sunny Vista Living Center Project, Series 2015A, 5.750%, 12/01/35, 144A	12/25 at 100.00	N/R	522,020

Nuveen Strategic Municipal Opportunities Fund (continued)

Portfolio of Investments    June 30, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Colorado (continued)

$620	Denver City and County, Colorado, Special Facilities Airport Revenue Bonds, United Airlines, Inc. Project, Refunding Series 2017, 5.000%, 10/01/32 (Alternative Minimum Tax)	10/23 at 100.00	BB	$667,560

100	Lewis Pointe Metropolitan District, Thornton, Colorado, Limited Tax Convertible to Unlimited Tax General Obligation Bonds, Series 2015A, 6.000%, 12/01/44	12/20 at 100.00	N/R	100,706

500	Leyden Rock Metropolitan District No. 10, In the City of Arvada, Colorado, Limited Tax General Obligation Bonds, Refunding and Improvement Series 20016A, 4.375%, 12/01/33, 144A	12/21 at 103.00	N/R	500,120

500	Littleton Village Metropolitan District No. 2, Colorado, Limited Tax General Obligation and Special Revenue Bonds, Series 2015, 5.375%, 12/01/45	12/20 at 103.00	N/R	503,355

495	Sorrel Ranch Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Series 2006, 5.750%, 12/01/36	9/18 at 100.00	N/R	444,193
6,430	Total Colorado			6,881,979

	Connecticut – 0.2%

200	Connecticut Development Authority, Airport Facilities Revenue Bonds, Learjet Inc., Series 2004, 7.950%, 4/01/26 (Alternative Minimum Tax)	10/18 at 100.00	Caa1	193,590

100	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Healthcare Facility Expansion Church Home of Hartford Inc. Project, Series 2016A, 5.000%, 9/01/46, 144A	9/26 at 100.00	BB	104,280
300	Total Connecticut			297,870

	Delaware – 0.0%

35	Kent County, Delaware, Student Housing & Dining Facility Revenue Bonds, Collegiate Housing Foundation – Dover LLC Delaware State University Project, Series 2018A, 5.000%, 7/01/48	1/28 at 100.00	BBB–	37,886

	District of Columbia – 0.5%

150	District of Columbia Tobacco Settlement Corporation, Tobacco Settlement Asset-Backed Bonds, Series 2001, 6.500%, 5/15/33	No Opt. Call	Baa1	170,342

415	Metropolitan Washington D.C. Airports Authority, District of Columbia, Airport System Revenue Bonds, Refunding Series 2018A, 5.000%, 10/01/26 (WI/DD, Settling 7/03/18) (Alternative Minimum Tax)	No Opt. Call	AA–	484,778
565	Total District of Columbia			655,120

	Florida – 4.0%

360	Bay Laurel Center Community Development District, Marion County, Florida, Special Assessment Bonds, Refunding Indigo Series 2016, 4.125%, 5/01/31	5/27 at 100.00	N/R	353,124

240	Cape Coral Health Facilities Authority, Florida, Senior Housing Revenue Bonds, Gulf Care Inc. Project, Series 2015, 5.750%, 7/01/30, 144A	7/25 at 100.00	N/R	260,527

50	Capital Trust Agency, Florida, Revenue Bonds, Babcock Neighborhood School Inc., Series 2018, 6.100%, 8/15/38, 144A	8/28 at 100.00	N/R	50,409

100	Capital Trust Agency, Florida, Revenue Bonds, Renaissance Charter School Project, Series 2017A, 4.375%, 6/15/27, 144A	No Opt. Call	N/R	97,574

100	Capital Trust Agency, Florida, Revenue Bonds, Viera Charter School Project, Series 2017A, 5.000%, 10/15/47, 144A	10/27 at 100.00	Ba2	100,435

100	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Florida Charter Foundation Inc. Projects, Series 2016A, 4.750%, 7/15/36, 144A	7/26 at 100.00	N/R	97,747

1,235	Florida, Development Finance Corporation, Surface Transportation Facility Revenue Bonds, Brightline Passenger Rail Project – South Segment, Series 2017, 5.625%, 1/01/47, 144A (Alternative Minimum Tax)	1/19 at 105.00	BB–	1,272,877

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida (continued)

$185	Lakewood Ranch Stewardship District, Florida, Special Assessment Revenue Bonds, Lakewood Ranch South Project, Series 2016, 5.000%, 5/01/36	5/26 at 100.00	N/R	$193,144

1,000	Martin County Industrial Development Authority, Florida, Industrial Development Revenue Refunding Bonds, Indiantown Cogeneration LP, Series 2013, 4.200%, 12/15/25, 144A (Alternative Minimum Tax)	6/20 at 100.00	BB+	1,017,610

100	Miami Dade County Industrial Development Authority, Florida, Educational Facilities Revenue Bonds, South Florida Autism Charter School Project, Series 2017, 5.875%, 7/01/37, 144A	7/27 at 100.00	N/R	99,153

250	Midtown Miami Community Development District, Florida, Special Assessment Revenue Bonds, Parking Garage Project, Refunding Series 2014A, 5.000%, 5/01/37	5/23 at 100.00	N/R	263,783

1,090	Putnam County Development Authority, Florida, Pollution Control Revenue Bonds, Seminole Electric Cooperative, Inc. Project, Refunding Series 2018B, 5.000%, 3/15/42	5/28 at 100.00	A–	1,229,760
4,810	Total Florida			5,036,143

	Georgia – 3.5%

1,500	Municipal Electric Authority of Georgia, Project One Revenue Bonds, Subordinate Lien Series 2016A, 5.000%, 1/01/28	7/26 at 100.00	A	1,706,130

2,500	Private Colleges and Universities Authority, Georgia, Revenue Bonds, Savannah College of Art & Design Projects, Series 2014, 5.000%, 4/01/44	4/24 at 100.00	Baa1	2,700,225
4,000	Total Georgia			4,406,355

	Guam – 1.8%

1,000	Government of Guam, Business Privilege Tax Bonds, Refunding Series 2015D, 5.000%, 11/15/27	11/25 at 100.00	A	1,123,540

1,100	Government of Guam, Business Privilege Tax Bonds, Series 2011A, 5.000%, 1/01/31	1/22 at 100.00	A	1,160,874
2,100	Total Guam			2,284,414

	Illinois – 3.4%

1,000	Chicago Board of Education, Illinois, Dedicated Capital Improvement Tax Revenue Bonds, Series 2016, 6.000%, 4/01/46	4/27 at 100.00	A	1,172,470

250	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Series 2016A, 7.000%, 12/01/44	12/25 at 100.00	B	291,575

260	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Series 2016B, 6.500%, 12/01/46	12/26 at 100.00	B	298,223

100	Chicago, Illinois, Certificates of Participation Tax Increment Bonds, River Point Plaza Redevelopment Project, Series 2018, 4.835%, 4/15/28, 144A	1/23 at 100.00	N/R	100,092

745	Chicago, Illinois, General Obligation Bonds, Refunding Series 2016C, 5.000%, 1/01/35	1/26 at 100.00	BBB–	773,757

100	Illinois Finance Authority, Charter School Revenue Bonds, Intrinsic Charter Schools Belmont School Project, Series 2015A, 5.750%, 12/01/35, 144A	12/25 at 100.00	N/R	102,354

200	Illinois Finance Authority, Recovery Zone Facility Revenue Bonds, Navistar International Corporation Project, Series 2010, 6.750%, 10/15/40	10/20 at 100.00	B2	212,184

250	Illinois Finance Authority, Revenue Bonds, University of Chicago, Series 2015A, 5.000%, 10/01/46 (UB) (5)	10/25 at 100.00	AA+	275,820

1,000	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds, Refunding Series 2012B, 5.000%, 6/15/23	6/22 at 100.00	BB+	1,068,570
3,905	Total Illinois			4,295,045

Nuveen Strategic Municipal Opportunities Fund (continued)

Portfolio of Investments    June 30, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Indiana – 0.6%

$100	Allen County, Indiana, Economic Development Revenue Bonds, Fort Wayne Project, Senior Series 2017A-1, 6.875%, 1/15/52, 144A	1/24 at 104.00	N/R	$108,131

15	Chesterton, Indiana, Economic Development Revenue Bonds, Storypoint Chesterton Project, Series 2016, 6.125%, 1/15/34, 144A	1/24 at 104.00	N/R	15,704

110	Indiana Finance Authority, Environmental Improvement Revenue Bonds, United States Steel Corporation Project, Series 2012, 5.750%, 8/01/42 (Alternative Minimum Tax)	8/22 at 100.00	B	111,266

560	Indiana Finance Authority, Hospital Revenue Bonds, King’s Daughters’ Hospital and Health Services, Series 2010, 5.125%, 8/15/27	8/20 at 100.00	Baa2	582,574
785	Total Indiana			817,675

	Iowa – 1.5%

500	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Series 2013, 5.250%, 12/01/25	12/23 at 100.00	B–	535,140

1,250	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Series 2018A, 5.250%, 12/01/50 (Mandatory put 12/01/22)	12/22 at 103.00	B	1,313,762
1,750	Total Iowa			1,848,902

	Kentucky – 4.9%

2,000	Kentucky Economic Development Finance Authority, Hospital Revenue Bonds, Baptist Healthcare System Obligated Group, Series 2011, 5.000%, 8/15/42	8/21 at 100.00	Baa2	2,079,980

370	Kentucky Economic Development Finance Authority, Louisville Arena Project Revenue Bonds, Louisville Arena Authority, Inc., Series 2017A, 5.000%, 12/01/45 – AGM Insured	12/27 at 100.00	A2	410,093

1,000	Kentucky Economic Development Finance Authority, Revenue Bonds, Next Generation Kentucky Information Highway Project, Senior Series 2015A, 5.000%, 7/01/30	7/25 at 100.00	Baa2	1,080,430

2,000	Kentucky State Property and Buildings Commission, Revenue Bonds, Project 119, Series 2018, 5.000%, 5/01/27	No Opt. Call	A–	2,288,100

315	Trimble County, Kentucky, Pollution Control Revenue Bonds, Louisville Gas and Electric Company Project, Series 2001B, 2.550%, 11/01/27 (Mandatory put 5/03/21) (Alternative Minimum Tax)	No Opt. Call	N/R	315,337
5,685	Total Kentucky			6,173,940

	Maryland – 1.2%

500	Maryland Economic Development Corporation, Port Facilities Revenue Bonds, CNX Marine Terminals Inc. Port of Baltimore Facility, Refunding Series 2010, 5.750%, 9/01/25	9/20 at 100.00	BB–	521,285

500	Maryland Economic Development Corporation, Revenue Bonds, Chesapeake Bay Hyatt Conference Center, Series 2006A, 5.000%, 12/01/31 (4)	9/18 at 100.00	N/R	317,500

1,000	Maryland Economic Development Corporation, Revenue Bonds, Chesapeake Bay Hyatt Conference Center, Series 2006B, 5.250%, 12/01/31 (4)	9/18 at 100.00	N/R	635,000
2,000	Total Maryland			1,473,785

	Massachusetts – 1.3%

165	Massachusetts Development Finance Agency Revenue Refunding Bonds, NewBridge on the Charles, Inc. Issue, Series 2017, 5.000%, 10/01/47, 144A	10/22 at 105.00	BB+	176,845

1,290	Massachusetts Development Finance Agency, Revenue Bonds, Woods Hole Oceanographic Institution, Series 2018, 5.000%, 6/01/48	6/28 at 100.00	AA–	1,483,487
1,455	Total Massachusetts			1,660,332

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Michigan – 0.8%

$1,000	Michigan Strategic Fund, Limited Obligation Revenue Bonds, Events Center Project, Series 2014A, 4.125%, 7/01/45 (Mandatory put 1/01/19)	9/18 at 100.00	N/R	$1,001,630

	Minnesota – 1.2%

500	Bloomington Port Authority, Minnesota, Recovery Zone Facility Revenue Bonds, Radisson Blu MOA, LLC Project, Series 2010, 9.000%, 12/01/35	12/20 at 100.00	N/R	557,985

50	Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Twin Cities International Schools Project, Series 2017A, 5.000%, 12/01/47, 144A	12/27 at 100.00	N/R	47,278

30	Saint Cloud, Minnesota, Charter School Lease Revenue Bonds, Stride Academy Project, Series 2016A, 5.000%, 4/01/46	4/26 at 100.00	CCC–	18,090

1,000	Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds, Community School of Excellence, Series 2016A, 5.750%, 7/01/47, 144A	7/26 at 100.00	N/R	934,690
1,580	Total Minnesota			1,558,043

	Missouri – 0.1%

150	The Industrial Development Authority of the City of Saint Louis, Missouri, Development Financing Revenue Bonds, Ballpark Village Development Project, Series 2017A, 4.750%, 11/15/47	11/26 at 100.00	N/R	154,800

	Montana – 0.1%

100	Montana Facilities Finance Authority, Montana, Health Facilities Revenue Bonds, Bozeman Deaconess Health Services Obligated Group, Series 2018, 5.000%, 6/01/48	6/28 at 100.00	A	112,468

	Nebraska – 0.3%

320	Central Plains Energy Project, Nebraska, Gas Project 3 Revenue Bonds, Crossover Refunding Series 2017A, 5.000%, 9/01/30	No Opt. Call	BBB+	371,677

	Nevada – 3.5%

760	Carson City, Nevada, Hospital Revenue Bonds, Carson Tahoe Regional Healthcare Project, Series 2017A, 5.000%, 9/01/34	9/27 at 100.00	BBB+	848,654

110	Carson City, Nevada, Hospital Revenue Bonds, Carson Tahoe Regional Healthcare Project, Series 2017A, 5.000%, 9/01/47	9/27 at 100.00	BBB+	120,931

2,300	Clark County, Nevada, General Obligation Bonds, Stadium Improvement, Limited Tax Additionally Secured by Pledged Revenues, Series 2018A, 5.000%, 5/01/48	6/28 at 100.00	AA+	2,655,534

	Director of Nevada State Department of Business & Industry, Improvement Revenue Bonds, Fulcrum Sierra BioFuels LLC, Series 2017:
250	5.875%, 12/15/27, 144A (Alternative Minimum Tax)	No Opt. Call	N/R	266,850
165	6.250%, 12/15/37, 144A (Alternative Minimum Tax)	12/27 at 100.00	N/R	179,730

225	Director of the State of Nevada Department of Business and Industry, Charter School Lease Revenue Bonds, Somerset Academy, Series 2018A, 5.000%, 12/15/38, 144A	12/25 at 100.00	BB	232,193

100	Nevada State Director of the Department of Business and Industry, Charter School Revenue Bonds, Doral Academy of Nevada, Series 2017A, 5.000%, 7/15/47, 144A	7/25 at 100.00	BB+	101,956
3,910	Total Nevada			4,405,848

	New Hampshire – 0.0%

50	New Hampshire Health and Education Facilities Authority, Revenue Bonds, Dartmouth-Hitchcock Obligated Group, Series 2018A, 5.000%, 8/01/34	2/28 at 100.00	A	56,711

Nuveen Strategic Municipal Opportunities Fund (continued)

Portfolio of Investments    June 30, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	New Jersey – 1.3%

$1,000	New Jersey Economic Development Authority, Revenue Bonds, Motor Vehicle Surcharge, Refunding Series 2017A, 3.125%, 7/01/29	7/27 at 100.00	Baa2	$982,160

635	New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Revenue Notes, Series 2016A-1, 5.000%, 6/15/20	No Opt. Call	Baa1	666,636
1,635	Total New Jersey			1,648,796

	New York – 14.9%

250	Brooklyn Arena Local Development Corporation, New York, Payment in Lieu of Taxes Revenue Bonds, Barclays Center Project, Series 2009, 0.000%, 7/15/35	No Opt. Call	BBB–	129,052

5,000	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Capital Appreciation, Green Bonds, Series 2017C-2, 0.000%, 11/15/40	No Opt. Call	A+	2,140,200

2,000	New York City Transitional Finance Authority, New York, Building Aid Revenue Bonds, Fiscal Series 2016S-1, 5.000%, 7/15/43	1/26 at 100.00	AA	2,250,680

1,030	New York City, New York, General Obligation Bonds, Fiscal 2018 Series B-1, 5.000%, 10/01/39	10/27 at 100.00	AA	1,189,794

1,500	New York City, New York, General Obligation Bonds, Series 2016A-1, 5.000%, 8/01/37 (UB)	8/26 at 100.00	AA	1,713,750

1,000	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 3 World Trade Center Project, Class 1 Series 2014, 5.000%, 11/15/44, 144A	11/24 at 100.00	N/R	1,062,020

250	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 3 World Trade Center Project, Class 2 Series 2014, 5.375%, 11/15/40, 144A	11/24 at 100.00	N/R	276,095

	New York Transportation Development Corporation, New York, Special Facility Revenue Bonds, American Airlines, Inc. John F Kennedy International Airport Project, Refunding Series 2016:
205	5.000%, 8/01/26 (Alternative Minimum Tax)	8/21 at 100.00	BB–	216,468
50	5.000%, 8/01/31 (Alternative Minimum Tax)	8/21 at 100.00	BB–	52,497

	New York Transportation Development Corporation, New York, Special Facility Revenue Bonds, Delta Air Lines, Inc. – LaGuardia Airport Terminals C&D Redevelopment Project, Series 2018.:
1,000	5.000%, 1/01/24 (Alternative Minimum Tax)	No Opt. Call	Baa3	1,115,090
1,300	5.000%, 1/01/27 (Alternative Minimum Tax)	No Opt. Call	Baa3	1,478,022
1,300	5.000%, 1/01/28 (Alternative Minimum Tax)	No Opt. Call	Baa3	1,491,438

55	New York Transportation Development Corporation, New York, Special Facility Revenue Refunding Bonds, Terminal One Group Association, L.P. Project, Series 2015, 5.000%, 1/01/22 (Alternative Minimum Tax)	No Opt. Call	Baa1	59,650

755	New York Transportation Development Corporation, Special Facilities Bonds, LaGuardia Airport Terminal B Redevelopment Project, Series 2016A, 5.000%, 7/01/41 (Alternative Minimum Tax)	7/24 at 100.00	Baa3	817,461

1,000	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, Two Hundred Second Series 2017, 5.000%, 10/15/36 (Alternative Minimum Tax)	4/27 at 100.00	AA–	1,131,920

2,000	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds, MTA Bridges & Tunnels, Series 2018A, 5.000%, 11/15/45	5/28 at 100.00	AA–	2,320,820

1,200	Westchester County Health Care Corporation, New York, Revenue Bonds, Senior Lien, Series 2000A, 5.000%, 11/01/30	11/21 at 100.00	BBB	1,278,564
19,895	Total New York			18,723,521

	Ohio – 3.7%

120	Muskingum County, Ohio, Hospital Facilities Revenue Bonds, Genesis HealthCare System Obligated Group Project, Series 2013, 5.000%, 2/15/19	No Opt. Call	Ba2	121,799

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Ohio (continued)

$300	Ohio Air Quality Development Authority, Ohio, Air Quality Development Revenue Bonds, FirstEnergy Generation Corporation Project, Series 2009A, 5.700%, 8/01/20 (4)	No Opt. Call	N/R	$150,000

1,000	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2008B, 3.625%, 10/01/33 (Mandatory put 4/01/20) (4)	No Opt. Call	N/R	500,000

3,000	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2008C, 3.950%, 11/01/32 (Mandatory put 5/01/20) (Alternative Minimum Tax) (4)	No Opt. Call	N/R	1,500,000

2,765	Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2008B, 3.625%, 10/01/33 (Mandatory put 4/01/20) (4)	No Opt. Call	N/R	1,382,500

1,000	Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2010B, 4.375%, 6/01/33 (Mandatory put 6/01/22) (4)	No Opt. Call	N/R	957,500
8,185	Total Ohio			4,611,799

	Oklahoma – 1.9%

	Oklahoma Development Finance Authority, Health System Revenue Bonds, OU Medicine Project, Series 2018B.:
130	5.500%, 8/15/52	8/28 at 100.00	BB+	148,884
2,000	5.500%, 8/15/57	8/28 at 100.00	BB+	2,281,460
2,130	Total Oklahoma			2,430,344

	Pennsylvania – 3.2%

180	Allentown Neighborhood Improvement Zone Development Authority, Pennsylvania, Tax Revenue Bonds, City Center Project, Series 2018, 5.000%, 5/01/33, 144A	5/28 at 100.00	Ba1	198,032

100	Chester County Industrial Development Authority, Pennsylvania, Revenue Bonds, Renaissance Academy Charter School Project, Series 2014, 5.000%, 10/01/34	10/24 at 100.00	BBB–	107,184

200	Indiana County Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Indiana Regional Medical Center, Series 2014A, 5.000%, 6/01/22	No Opt. Call	Ba1	212,072

605	Montgomery County Higher Education and Health Authority, Pennsylvania, Revenue Bonds, Thomas Jefferson University, Series 2018A, 5.000%, 9/01/43	9/28 at 100.00	A2	680,909

1,000	Pennsylvania Economic Development Financing Authority, Governmental Lease Revenue Bonds, Forum Place Project, Series 2012, 5.000%, 3/01/34	3/22 at 100.00	A	1,063,460

1,560	The Hospitals and Higher Education Facilities Authority of Philadelphia, Pennsylvania, Hospital Revenue Bonds, Temple University Health System Obligated Group, Series of 2017, 5.000%, 7/01/32	7/27 at 100.00	Ba1	1,721,491
3,645	Total Pennsylvania			3,983,148

	South Carolina – 5.4%

1,000	Richland County, South Carolina, Environmental Improvement Revenue Bonds, International Paper Company Project, Refunding Series 2014A, 3.875%, 4/01/23 (Alternative Minimum Tax)	No Opt. Call	BBB	1,064,820

1,000	South Carolina Public Service Authority Santee Cooper Revenue Obligations, Refunding Series 2016B, 5.000%, 12/01/56	12/26 at 100.00	A+	1,076,710

1,500	South Carolina Public Service Authority, Electric System Revenue Bonds, Santee Cooper, Refunding Series 2012D, 5.000%, 12/01/43	6/22 at 100.00	A+	1,574,805

1,500	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Series 2013E, 5.000%, 12/01/48	12/23 at 100.00	A+	1,587,990

Nuveen Strategic Municipal Opportunities Fund (continued)

Portfolio of Investments    June 30, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	South Carolina (continued)

$1,000	South Carolina State Ports Authority Revenue Bonds, Series 2018, 5.000%, 7/01/29 (Alternative Minimum Tax)	7/28 at 100.00	A+	$1,175,380

250	Walnut Creek Improvement District, Lancaster County, South Carolina, Assessment Revenue Bonds, Series 2016A-1, 5.000%, 12/01/31	12/23 at 100.00	N/R	259,583
6,250	Total South Carolina			6,739,288

	Tennessee – 2.6%

1,000	Greeneville Health and Educational Facilities Board, Tennessee, Hospital Revenue Bonds, Ballad Health, Series 2018A, 5.000%, 7/01/33	7/23 at 100.00	Baa1	1,086,800

100	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Revenue Bonds, Knowledge Academy Charter School, Series 2017A, 5.625%, 6/15/47, 144A	6/27 at 100.00	N/R	97,351

500	Shelby County Health, Educational and Housing Facilities Board, Tennessee, Revenue Bonds, Methodist Le Bonheur Healthcare, Series 2017A, 5.000%, 5/01/22	No Opt. Call	A1	552,855

1,450	The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series 2017A, 4.000%, 5/01/48 (Mandatory put 5/01/23)	5/23 at 100.43	A3	1,545,570
3,050	Total Tennessee			3,282,576

	Texas – 5.6%

2,000	Arlington, Texas, Special Tax Revenue Bonds, Subordinate Senior Lien Series 2018C, 5.000%, 2/15/45 – BAM Insured	2/21 at 100.00	A3	2,112,800

1,500	Board of Regents of the University of Texas System, Revenue Financing System Bonds, Series 2017B, 2.500%, 8/15/43	8/20 at 100.00	AAA	1,490,790

100	Hays County, Texas, Special Assessment Revenue Bonds, La Cima Improvement District Major Public Improvement Project, Series 2015, 7.000%, 9/15/45	9/25 at 100.00	N/R	99,986

1,000	Houston, Texas, Airport System Special Facilities Revenue Bonds, United Airlines Inc. Terminal Improvement Project, Refunding Series 2015B-2, 5.000%, 7/15/20 (Alternative Minimum Tax)	No Opt. Call	BB	1,053,530

255	Mission Economic Development Corporation, Texas, Revenue Bonds, Natgasoline Project, Series 2016B, 5.750%, 10/01/31, 144A (Alternative Minimum Tax)	10/18 at 103.00	BB–	263,912

670	Mission Economic Development Corporation, Texas, Solid Waste Disposal Revenue Bonds, CarbonLITE Recycling, LLC Project, Series 2016, 6.500%, 12/01/33, 144A (Alternative Minimum Tax)	12/23 at 103.00	N/R	661,618

275	Mission Economic Development Corporation, Texas, Water Supply Revenue Bonds, Enviro Water Minerals Project, Green Bonds, Series 2015, 7.750%, 1/01/45, 144A (Alternative Minimum Tax) (4)	1/26 at 102.00	N/R	233,057

145	New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing Revenue Bonds, NCCD – College Station Properties LLC – Texas A&M University Project, Series 2015A, 5.000%, 7/01/47	7/25 at 100.00	CCC	129,440

880	Port of Houston Authority, Harris County, Texas, General Obligation Bonds, Refunding Series 2018A, 5.000%, 10/01/32 (WI/DD, Settling 7/18/18) (Alternative Minimum Tax)	10/28 at 100.00	AAA	1,029,450
6,825	Total Texas			7,074,583

	Utah – 2.4%

250	Box Elder County, Utah, Solid Waste Disposal Revenue Bonds, Promontory Point Res, LLC, Senior Series 2017A , 8.000%, 12/01/39, 144A (Alternative Minimum Tax)	12/27 at 100.00	N/R	238,353

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Utah (continued)

$2,500	Utah County, Utah, Hospital Revenue Bonds, IHC Health Services Inc., Series 2018B-1, 5.000%, 5/15/56 (Mandatory put 8/01/22) (WI/DD, Settling 7/17/18)	5/22 at 100.00	AA+	$2,758,800
2,750	Total Utah			2,997,153

	Virginia – 2.9%

250	Cherry Hill Community Development Authority, Virginia, Special Assessment Bonds, Potomac Shores Project, Series 2015, 5.400%, 3/01/45, 144A	3/25 at 100.00	N/R	257,300

1,000	Norfolk Economic Development Authority, Virginia, Hospital Facility Revenue Bonds, Sentara Healthcare Systems, Refunding Series 2018A, 5.000%, 11/01/48 (Mandatory put 11/01/28)	No Opt. Call	AA	1,199,070

2,000	Virginia Small Business Financing Authority, Private Activity Revenue Bonds, Transform 66 P3 Project, Senior Lien Series 2017, 5.000%, 12/31/49 (Alternative Minimum Tax)	6/27 at 100.00	Baa3	2,192,520
3,250	Total Virginia			3,648,890

	Washington – 1.7%

1,615	Port of Seattle, Washington, Revenue Bonds, Intermediate Lien Series 2018A, 5.000%, 5/01/30 (Alternative Minimum Tax)	5/27 at 100.00	A+	1,863,807

200	Washington State Housing Finance Commission, Non-Profit Housing Revenue Bonds, Herons Key Senior Living, Series 2015A, 7.000%, 7/01/45, 144A	7/25 at 100.00	N/R	214,350
1,815	Total Washington			2,078,157

	West Virginia – 0.1%

100	Monongalia County Commission, West Virginia, Special District Excise Tax Revenue, University Town Centre Economic Opportunity Development District, Refunding & Improvement Series 2017A, 5.500%, 6/01/37, 144A	6/27 at 100.00	N/R	103,628

	Wisconsin – 3.2%

85	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Corvian Community School Bonds, North Carolina, Series 2017A, 4.250%, 6/15/29, 144A	6/24 at 100.00	N/R	86,114

250	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Research Triangle High School Project, North Carolina, Series 2015A, 5.625%, 7/01/45, 144A	7/25 at 100.00	N/R	252,573

100	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Uwharrie Charter Academy, North Carolina, Series 2017A, 5.500%, 6/15/37, 144A	6/27 at 100.00	N/R	96,630

Nuveen Strategic Municipal Opportunities Fund (continued)

Portfolio of Investments    June 30, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Wisconsin (continued)

	Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, First Tier Series 2018A-1.:
$3	0.000%, 1/01/47, 144A	3/28 at 37.76	N/R	$93
3	0.000%, 1/01/48, 144A	3/28 at 35.85	N/R	82
3	0.000%, 1/01/49, 144A	3/28 at 34.04	N/R	80
3	0.000%, 1/01/50, 144A	3/28 at 32.32	N/R	78
2	0.000%, 1/01/51, 144A	3/28 at 30.69	N/R	76
3	0.000%, 1/01/52, 144A	3/28 at 29.14	N/R	99
3	0.000%, 1/01/53, 144A	3/28 at 27.67	N/R	97
3	0.000%, 1/01/54, 144A	3/28 at 26.27	N/R	94
3	0.000%, 1/01/55, 144A	3/28 at 24.94	N/R	92
3	0.000%, 1/01/56, 144A	3/28 at 23.68	N/R	90
140	5.500%, 7/01/56, 144A	3/28 at 100.00	N/R	140,091
3	0.000%, 1/01/57, 144A	3/28 at 22.49	N/R	100
3	0.000%, 1/01/58, 144A	3/28 at 21.35	N/R	97
3	0.000%, 1/01/59, 144A	3/28 at 20.27	N/R	94
3	0.000%, 1/01/60, 144A	3/28 at 19.25	N/R	92
3	0.000%, 1/01/61, 144A	3/28 at 18.28	N/R	91
3	0.000%, 1/01/62, 144A	3/28 at 17.35	N/R	88
3	0.000%, 1/01/63, 144A	3/28 at 16.48	N/R	86
3	0.000%, 1/01/64, 144A	3/28 at 15.65	N/R	84
3	0.000%, 1/01/65, 144A	3/28 at 14.86	N/R	83
3	0.000%, 1/01/66, 144A	3/28 at 14.11	N/R	89
35	0.000%, 1/01/67, 144A	3/28 at 13.93	N/R	1,077

1,000	Public Finance Authority of Wisconsin, Exempt Facilities Revenue Bonds, National Gypsum Company Project, Refunding Series 2016, 4.000%, 8/01/35 (Alternative Minimum Tax)	8/26 at 100.00	N/R	980,550

1,000	Public Finance Authority of Wisconsin, Limited Obligation PILOT Revenue Bonds, American Dream @ Meadowlands Project, Series 2017, 6.750%, 12/01/42, 144A	12/27 at 100.00	N/R	1,155,350

105	Public Finance Authority of Wisconsin, Revenue Bonds, Alabama Gulf Coast Zoo, Series 2018A, 6.500%, 9/01/48	9/28 at 100.00	N/R	105,999

1,000	Public Finance Authority of Wisconsin, Revenue Bonds, Denver international Airport Great Hall Project, Series 2017, 5.000%, 9/30/37 (Alternative Minimum Tax)	9/27 at 100.00	BBB–	1,110,840

100	Public Finance Authority of Wisconsin, Senior Living Facility Revenue Bonds, Mary’s Woods at Marylhurst Inc., TEMPS 50 Series 2017B-3, 3.000%, 11/15/22, 144A	11/18 at 100.00	BB	100,229
3,874	Total Wisconsin			4,031,238
$133,089	Total Long-Term Investments (cost $130,617,773)			132,670,077
	Floating Rate Obligations – (1.1)%			(1,400,000)
	Other Assets Less Liabilities – (4.3)% (6)			(5,360,825)
	Net Assets – 100%			$125,909,252

Investments in Derivatives

Futures Contracts

Description	Contract Position	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable/ (Payable)
U.S. Treasury 5-Year Note	Short	(71)	9/18	$(8,052,227)	$(8,066,821)	$(14,594)	$1,664
U.S. Treasury 10-Year Note	Short	(122)	9/18	(14,703,542)	(14,662,875)	40,667	—
Total				$(22,755,769)	$(22,729,696)	$26,073	$1,664

Credit Default Swaps – OTC Uncleared

Counterparty	Referenced Entity	Buy/Sell Protection (7)	Current Credit Spread (8)	Notional Amount	Fixed Rate (Annualized)	Fixed Rate Payment Frequency	Maturity Date	Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Citigroup Global Markets Inc.	City of Chicago	Sell	1.18%	$2,500,000	1.000%	Quarterly	6/21/21	$(4,981)	$(173,110)	$168,129	(9)

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$—	$132,670,077	$—	$132,670,077
Investments in Derivatives:
Futures Contracts*	26,073	—	—	26,073
Credit Default Swaps*	—	—	168,129	168,129
Total	$26,073	$132,670,077	$168,129	$132,864,279
*	Represents net unrealized appreciation (depreciation).

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

Nuveen Strategic Municipal Opportunities Fund (continued)

Portfolio of Investments    June 30, 2018

(Unaudited)

The tables below present the cost and unrealized appreciation (depreciation) of the Fund’s investment portfolio, as determined on a federal income tax basis, as of June 30, 2018.

For purposes of this disclosure, derivative tax cost is generally the sum of any upfront fees or premiums exchanged and any amounts unrealized for income statement reporting but realized in income and/or capital gains for tax reporting. If a particular derivative category does not disclose any tax unrealized appreciation or depreciation, the change in value of those derivatives have generally been fully realized for tax purposes.

Tax cost of investments	$129,122,831
Gross unrealized:
Appreciation	2,886,549
Depreciation	(739,298)
Net unrealized appreciation (depreciation) of investments	2,147,251

Tax cost of futures contracts	$26,073
Net unrealized appreciation (depreciation) of futures contracts	—

Tax cost of swaps	$(173,110)
Net unrealized appreciation (depreciation) of swaps	168,129

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)

Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgagebacked securities may be subject to periodic principal paydowns.

(3)

For financial reporting purposes, the ratings disclosed are the lowest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)

As of, or subsequent to, the end of the reporting period, this security is non-income producing. Non-income producing, in the case of a fixed-income security, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has ceased accruing additional income on the Fund’s records.

(5)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.

(6)

Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as presented on the Statement of Assets and Liabilities, when applicable. The unrealized appreciation (depreciation) of OTC cleared and exchange-traded derivatives is recognized as part of the cash collateral at brokers and/or the receivable or payable for variation margin as presented on the Statement of Assets and Liabilities, when applicable.

(7)

The Fund entered into the credit default swaps to gain investment exposure to the referenced entity. Selling protection has a similar credit risk position to owning the referenced entity. Buying protection has a similar credit risk position to selling the referenced entity short.

(8)

The credit spread generally serves as an indication of the current status of the payment/performance risk and therefore the likelihood of default of the credit derivative. The credit spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a credit default swap contract. Higher credit spreads are indicative of higher likelihood of performance by the seller of protection.

(9)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.

144A

Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

UB	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

WI/DD	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See Ex-99. CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Municipal Trust

By (Signature and Title)	/s/ Christopher M. Rohrbacher
Christopher M. Rohrbacher
Vice President and Secretary

Date: August 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Greg A. Bottjer
Greg A. Bottjer
Chief Administrative Officer (principal executive officer)

Date: August 29, 2018

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: August 29, 2018